      As filed with the Securities and Exchange Commission on March 1, 2010

                                                      Registration Nos. 33-54126
                                                                       811-07332

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                       Pre-Effective Amendment No.                     [_]
                                                   ---

                       Post-Effective Amendment No. 84                 [X]

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                              Amendment No. 88                         [X]

                                   ----------

                               BLACKROCK FUNDS III
               (Exact Name of Registrant as Specified in Charter)

                                400 Howard Street
                             San Francisco, CA 94105
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: 1-800-882-0052

                                   ----------

                     c/o State Street Bank and Trust Company
                              200 Clarendon Street
                                Boston, MA 02116
                     (Name and Address of Agent for Service)

                                   ----------

                                 With copies to:

    John A. MacKinnon                              Robert Zivnuska
    Sidley Austin LLP                BlackRock Institutional Trust Company, N.A.
   787 Seventh Avenue                             400 Howard Street
New York, New York 10019                       San Francisco, CA 94105

                                   ----------

It is proposed that this filing will become effective (check appropriate box)

[_]  Immediately upon filing pursuant to paragraph (b)

[_]  On (date) pursuant to paragraph (b)

[X]  60 days after filing pursuant to paragraph (a)(1)

[_]  On (date) pursuant to paragraph (a)(1)

[_]  75 days after filing pursuant to paragraph (a)(2)

[_]  On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

================================================================================

EQUITIES  FIXED INCOME  REAL ESTATE
 LIQUIDITY  ALTERNATIVES BLACKROCK SOLUTIONS

[GRAPHIC APPEARS HERE]

BLACKROCK FUNDS III

PROSPECTUS | ______________, 2010

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

FUND                            TICKER SYMBOL
---------------------------     --------------
BlackRock Bond Index Fund                WFBIX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                               Table of Contents
--------------------------------------------------------------------------------

  KEY FACTS AND DETAILS ABOUT THE FUND, INCLUDING INVESTMENT OBJECTIVES,
FUND OVERVIEW
  PRINCIPAL STRATEGIES, RISK FACTORS, FEE AND EXPENSE INFORMATION, AND
  HISTORICAL PERFORMANCE INFORMATION
  BLACKROCK BOND INDEX FUND.............................................. 1

                                                         DETAILS ABOUT THE FUND

  DETAILS ABOUT THE FUND'S INVESTMENT STRATEGIES......................... 5
  A FURTHER DISCUSSION OF RISKS.......................................... 6

                                                         MANAGEMENT OF THE FUND

  INVESTMENT ADVISER....................................................  9
  PORTFOLIO MANAGERS....................................................  9
  ADMINISTRATIVE SERVICES............................................... 10
  SHAREHOLDER INFORMATION............................................... 10
  MASTER/FEEDER MUTUAL FUND STRUCTURE................................... 14
  CONFLICTS OF INTEREST................................................. 15

                                                           FINANCIAL HIGHLIGHTS

  FINANCIAL PERFORMANCE OF THE FUND..................................... 17

     FOR MORE INFORMATION   ADDITIONAL INFORMATION...............BACK COVER

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Fund Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT BLACKROCK BOND INDEX FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The BlackRock Bond Index Fund (the "Fund"), a series of BlackRock Funds III
(the "Trust"), seeks to provide investment results that correspond to the total return performance of fixed-income securities in the aggregate, as represented by the Barclays Capital U.S. Aggregate Bond Index (the "Barclays Aggregate Index"). The Fund's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees                                                                        ___%
 Distribution (12b-1) Fees                                                              None
 Other Expenses                                                                         ___%
  Administration Fees                                                                   ___%
  Independent Expenses(1)                                                               ___%
 Total Annual Fund Operating Expenses(1)(2)                                             ___%
 Fee Waivers and/or Expense Reimbursements(1)                                           ___%
 Total Annual Fund Operating Expenses After Fee Waivers and/or Expense                  ___%
  Reimbursements(1)(2)(3)

-------
(1) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Fund and the Bond Index Master Portfolio (the "Master Portfolio"), counsel to the Independent Trustees of the Fund and the Master Portfolio and the independent registered public accounting firm that provides audit and non-audit services in connection with the Fund and the Master Portfolio that is allocated to the Fund. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly, Barclays Global Investors, N.A.) and BlackRock Fund Advisors ("BFA") (formerly, Barclays Global Fund Advisors) have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be ___%.

(2) Total Annual Fund Operating Expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.

(3) The Fund's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR       3 YEARS       5 YEARS       10 YEARS
   $            $             $             $

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was __% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
--------------------------------------------------------------------------------
The Fund pursues its investment objective by seeking to match the total return performance of the Barclays Aggregate Index, which is composed of approximately ____ fixed-income securities. The fixed-income securities that comprise the Barclays Aggregate Index include U.S. government securities and investment-grade corporate bonds, as well as mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. The Fund invests in a representative sample of these securities. Securities are selected for investment by the Fund in accordance with their relative proportion within the Barclays Aggregate Index as well as based on credit quality, issuer sector, maturity structure, coupon rates and callability, among other factors. BFA, the investment adviser to the Master Portfolio in which the Fund invests, considers investments that provide substantially similar exposure to securities in the Barclays Aggregate Index to be investments comprising the Fund's benchmark index.

No attempt is made to manage the Fund using economic, financial or market analysis. The Fund is managed by determining which securities are to be purchased or sold to reflect, to the extent feasible, the investment characteristics of its benchmark index. Under normal circumstances, at least 90% of the value of the Fund's assets, plus the amount of any borrowing for investment purposes, is invested in securities comprising the Barclays Aggregate Index, which, for the Fund, are considered "bonds." The Fund may also invest in high-quality money market instruments, including shares of money market funds advised by BFA.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit in BTC or its subsidiaries or affiliates, BlackRock, Inc. ("BlackRock") or its subsidiaries or affiliates, including any other bank or BFA. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Fund.

o DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

o INDEX FUND RISK - An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the Barclays Aggregate Index as closely as possible, it will tend to underperform the index to some degree over time.

o MORTGAGE- AND ASSET-BACKED SECURITIES RISKS - Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to "prepayment risk" and "extension risk." Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

As with all mutual funds, the Fund must maintain cash balances to meet redemption requests, which may lower its overall performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in the Fund by showing the changes in its performance from year to year. The bar chart shows the return of the Fund for each of the last ten calendar years. The average annual total return table (before and after taxes) compares the Fund's average annual total return to those of a corresponding index for various periods of time. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                ANNUAL TOTAL RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2000    11.76%
2001     8.80%
2002     9.90%
2003     3.92%
2004     4.05%
2005     2.12%
2006     4.76%
2007     7.16%
2008     5.91%
2009      ___%

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

The Barclays Aggregate Index is maintained by Barclays Capital Inc. ("Barclays Capital"). Barclays Capital does not sponsor, endorse, sell or promote the Fund or the Master Portfolio. Barclays Capital makes no representation or warranty, expressed or implied, regarding the advisability of investing in the Fund or its Master Portfolio. Neither BFA or BTC has or will have a role in maintaining the Barclays Aggregate Index.

AS OF 12/31/09
AVERAGE ANNUAL TOTAL RETURNS                                                        1 YEAR       5 YEARS       10 YEARS
 BLACKROCK BOND INDEX FUND
  Return Before Taxes                                                                %             %             %
  Return After Taxes on Distributions                                                %             %             %
  Return After Taxes on Distributions and Sale of Fund Shares                        %             %             %
 BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX (Reflects no deductions for fees,
 expenses or taxes.)                                                                 %             %             %

After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

BFA and BTC have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the Fund. When they do so, the Fund's operating expenses are reduced so that the Fund's total return and yield are increased. These waivers and reimbursements may be discontinued at any time, except as described in "Fees and Expenses of the Fund." In the absence of such waivers and/or reimbursements, the Fund's total return would be lower.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment adviser is BFA.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                     PORTFOLIO
                     MANAGER OF
                     THE MASTER
                     PORTFOLIO
NAME                   SINCE        TITLE
 Lee Sterne            1996         Managing Director
 John Sulski           2009         Director
 Scott Radell          2009         Managing Director
 Peter Cramer          2009         Vice President

PURCHASE AND SALE OF FUND SHARES
--------------------------------------------------------------------------------
To be eligible to purchase Fund shares, you must invest through an employer-sponsored or individual retirement savings plan; invest the proceeds rolled over from such retirement savings plan into an IRA; maintain an account with State Street Bank Bank and Trust Company ("State Street"), the Fund's custodian, transfer agent and dividend disbursing agent, or with the Fund's shareholder servicing agents (the "Shareholder Servicing Agents"); or initially invest a minimum of $1 million directly through State Street (in certain situations this minimum initial investment may be reduced or waived; please contact your Shareholder Servicing Agent or State Street for more information).

Your order to purchase or sell shares must be received in proper form by the close of regular trading on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern time) (or, if regular trading on the NYSE closes early, by such closing time) on any day the Fund is open (a "Business Day").

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and SEI Investment Distribution Co., the Fund's distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Details About the Fund
--------------------------------------------------------------------------------
DETAILS ABOUT THE FUND'S INVESTMENT STRATEGIES

--------------------------------------------------------------------------------
The Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective. All discussion of the investment objective, strategies and risks of the Fund refers also to the investment objective, strategies and risks of its Master Portfolio, unless otherwise indicated. A description of the relationship of the Fund to its Master Portfolio appears under the heading "Shareholder Information - Master/Feeder Mutual Fund Structure" in this prospectus ("Prospectus").

The Fund attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before fees and expenses and the total return of the Fund's benchmark index. Notwithstanding the factors described below, perfect (100%) correlation would be achieved if the total return of the Fund's net assets increased or decreased exactly as the total return of the Fund's benchmark index increased or decreased. The Fund's ability to match its investment performance to the investment performance of its benchmark index may be affected by, among other things, the Fund's expenses, the amount of cash and cash equivalents held by the Fund, the manner in which the total return of the Fund's benchmark index is calculated; the size of the Fund's investment portfolio; and the timing, frequency and size of shareholder purchases and redemptions.

The Fund utilizes sampling techniques that are designed to allow the Fund to substantially duplicate the investment performance of the Barclays Aggregate Index. However, the Fund is not expected to track the Barclays Aggregate Index with the same degree of accuracy that complete replication of the Barclays Aggregate Index would provide. In addition, at times, the portfolio composition of the Fund may be altered (or "rebalanced") to reflect changes in the characteristics of the index that the Fund tracks.

The Fund also may engage in futures and options transactions and other derivative securities transactions and lend its portfolio securities, each of which involves risk. The Fund may use futures contracts, options and other derivative transactions to manage its short-term liquidity and/or as substitutes for comparable market positions in the securities in its benchmark index.

Investors look to indexes as a standard of market performance. Indexes are model portfolios, that is, groups of stocks or bonds selected to represent an entire market or market segment. One way an index fund seeks to match an index's performance, before fees and expenses, is by buying and selling all of the index's securities in the same proportion as they are reflected in the index.

Since, as of March 31, 2009, there were over 9,000 securities included in the Barclays Aggregate Index, as a practical matter, it would be inefficient for the Fund to hold each security included in the Barclays Aggregate Index. The Fund can, however, substantially replicate the Barclays Aggregate Index's profile by holding a representative sample of securities in the Barclays Aggregate Index. It may, for example, hold U.S. government obligations and corporate bonds in a similar proportion to the Barclays Aggregate Index. And it can match certain Barclays Aggregate Index features such as:

o    Average time to maturity for both government and corporate securities;

o Securities' coupon rates, which are the interest rates securities pay based on their face values;

o    Economic sectors represented by securities;

o    Credit quality of securities; and

o Whether or not securities are callable, which means the issuer has the right to repay principal and interest before maturity.

The Fund is designed for investors who desire a convenient way to invest in bonds issued by the United States. Although this market has increased in value over the long-term, it fluctuates and has also decreased in value over shorter time periods.

The Fund does not by itself constitute a balanced investment program. Diversifying your investments by buying shares in other funds may improve your long-term return as well as reduce volatility.

A FURTHER DISCUSSION OF RISKS
--------------------------------------------------------------------------------
This section contains a summary discussion of the general risks of investing in the Fund. "Description of the Fund and its Investments and Risks" in the Statement of Additional Information (the "SAI") also includes more information about the Fund, its investments and the related risks. There can be no guarantee that the Fund will meet its objective or that the Fund's performance will be positive for any period of time. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

CONCENTRATION RISK - The Fund's strategy of concentrating in securities of issuers in a particular industry means that its performance will be closely tied to the performance of a particular market segment. The Fund's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

DERIVATIVES RISK - The Fund's use of derivatives may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund's derivatives positions to lose value. When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund's hedging transactions will be effective. The income from certain derivatives may be subject to U.S. federal income tax.

FOREIGN SECURITIES RISK - Because the Fund may invest in companies located in countries other than the United States, the Fund may be exposed to risks associated with foreign investments.

o The value of holdings traded outside the U.S. (and any hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.

o The costs of non-U.S. securities transactions tend to be higher than those of U.S. transactions.

o    Foreign holdings may be adversely affected by foreign government action.

o International trade barriers or economic sanctions against certain non-U.S. countries may adversely affect these holdings.

o The economies of certain countries may compare unfavorably with the U.S. economy.

o Foreign securities markets may be smaller than the U.S. markets, which may make trading more difficult.

INDEX FUND RISK - An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the Barclays Aggregate Index as closely as possible, it will tend to underperform the index to some degree over time.

LIQUIDITY RISK - Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that the Fund's principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk.

MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

MORTGAGE- AND ASSET-BACKED SECURITIES RISKS - Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, mortgage- and asset-backed backed securities are subject to "prepayment risk" and "extension risk." Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. Asset-backed securities and commercial mortgage-backed securities ("CMBS") generally experience less prepayment than residential mortgage-backed securities.

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund's investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund's investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations ("CMOs"). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (IOs), principal only (POs) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as "mortgage derivatives" and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the Fund's mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which the Fund may invest may also provide a degree of investment leverage, which could cause the Fund to lose all or substantially all of its investment.

PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the index that the Fund tracks, the Fund may hold securities of companies that present risks that an investment adviser researching individual securities might seek to avoid.

SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

U.S. GOVERNMENT OBLIGATIONS RISK - Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks); and others are supported by the discretionary authority of the U.S. government to purchase an agency's obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

FOR A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO DISCLOSURE OF THE FUND'S MASTER PORTFOLIO'S PORTFOLIO HOLDINGS AND A FURTHER DISCUSSION OF THE FUND'S INVESTMENTS AND RISKS, PLEASE REFER TO THE FUND'S SAI.

Management of the Fund
--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Fund is a feeder fund that invests all of its assets in a Master Portfolio that has an investment objective, strategies and policies substantially identical to the Fund. BFA, a registered investment adviser, serves as investment adviser to the Master Portfolio. BFA manages the investing of the Master Portfolio's assets and provides the Master Portfolio with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the Master Portfolio's Board of Trustees. For its services to the Master Portfolio, BFA is entitled to receive an investment advisory fee at the annual rate of 0.08% of the Master Portfolio's average daily net assets.

BFA is located at 400 Howard Street, San Francisco, CA 94105. BFA is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BlackRock. As of December 31, 2009, BTC and its affiliates, including BFA, had approximately $3.346 trillion in investment company and other portfolio assets under management. BFA, BTC, BlackRock Execution Services, BlackRock and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolio invests.

A discussion regarding the basis for the Master Portfolio's Board of Trustees' approval of the investment advisory agreements with BFA is available in the Fund's annual report for the period ended December 31, 2009.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
BFA uses teams of portfolio managers, investment strategists and other investment specialists (the "Portfolio Management Team") to manage the Master Portfolio to reflect, to the extent feasible, the investment characteristics of its respective benchmark index, and BFA employs a combination of proprietary investment management systems and procedures to validate the consistent application of its investment methods. This team approach to portfolio management brings together many disciplines and leverages BFA's extensive resources. The members of the Portfolio Management Team for the Master
Portfolio that have the most significant responsibility for the day-to-day management are listed below. The team members act collaboratively with the other members of the Portfolio Management Team on all aspects concerning the Master Portfolio. Each member of the Portfolio Management Team, including the below-listed members, is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of the team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of the Portfolio Management Team with more limited responsibilities, but each member of the Portfolio Management Team has appropriate limitations on his authority for risk management and compliance purposes.

The members of the Portfolio Management Team for the Master Portfolio that have the most significant day-to-day management responsibility are: Lee Sterne, John Sulski, Scott Radell and Peter Cramer.

Mr. Sterne has been employed as a senior portfolio manager with BFA and BTC since 2009. Previously, Mr. Sterne was a senior portfolio manager with Barclays Global Fund Advisors ("BGFA") and Barclays Global Investors, N.A. ("BGI") from 2004 to 2009. Mr. Sterne has been a member of the Portfolio Management Team for the Master Portfolio since August 1996.

Mr. Sulski has been employed as a portfolio manager with BFA and BTC since 2009. Previously, Mr. Sulski was a portfolio manager and credit trader with BGFA and BGI from June 2004 to November 2009. Mr. Sulski has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolio since April 2009.

Mr. Radell has been employed as a portfolio manager with BFA and BTC since 2009. Mr. Radell was a credit strategist from 2003 to 2004 before becoming a Portfolio Manager at BGFA and BGI. Mr. Radell has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolio since April 2009.

Mr. Cramer has been employed as a portfolio manager with BFA and BTC since 2009. Mr. Cramer was a portfolio manager at BGFA and BGI from 2007 to 2009. Mr. Cramer was employed as a trader with PIMCO, responsible for investment grade corporate trading and strategy from 2005 to 2007, and as a Portfolio Manager/Trader with Payden & Rygel from 2003 to 2005. Mr. Cramer earned a BA in Economics and Psychology from Claremont McKenna College and is a CFA charterholder. Mr. Cramer has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolio since September 2009.

The Fund's SAI provides additional information about the compensation of the above-listed members of the Portfolio Management Team, other accounts they manage and their ownership of shares of the Fund.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------
BTC provides the following services, among others, as the Fund's administrator:

     o    Supervises the Fund's administrative operations;

     o Provides or causes to be provided management reporting and treasury administration services;

     o    Financial reporting;

     o    Legal, blue sky and tax services;

     o    Preparation of proxy statements and shareholder reports; and

     o Engaging and supervising the Shareholder Servicing Agents on behalf of the Fund.

BTC is entitled to receive fees for these services at the annual rate of 0.15% of the average daily net assets of the Fund. In addition to performing these services, BTC has agreed to bear all costs of operating the Fund, other than brokerage expenses, advisory fees, distribution fees, certain fees and expenses related to the Trust's Independent Trustees, that are not "interested persons" of the Fund or the Trust as defined in the Investment Company Act of 1940, as amended, and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses.

The Fund has adopted a plan (the "Plan") that allows the Fund to pay shareholder servicing fees for certain services provided to its shareholders.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate brokers, dealers, financial institutions and industry professionals (such as BlackRock, The PNC Financial Services Group, Inc. ("PNC"), Merrill Lynch & Co, Inc. ("Merrill Lynch"), Bank of America Corporation ("BAC"), Barclays Capital Corp. and their respective affiliates) (each a "Financial Intermediary") for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund's shares. Because the fees paid by the Fund under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition to, rather than in lieu of, shareholder servicing fees that the Fund may pay to a Financial Intermediary pursuant to a Plan and fees the Fund pays to State Street, BlackRock, on behalf of the Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, subtransfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

From time to time, BlackRock or its affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits. BlackRock and its affiliates may compensate affiliated and unaffiliated financial intermediaries for these other services to the Fund and shareholders. These payments would be in addition to the Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock and its affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BlackRock or its affiliates. For more information, see the SAI.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
WHO IS ELIGIBLE TO INVEST

To be eligible to purchase Fund shares, you must:

o    Invest through an employer-sponsored or individual retirement savings plan;

o Invest the proceeds rolled over from such retirement savings plan into an IRA;

o Maintain an account with State Street, the Fund's custodian, transfer agent and dividend disbursing agent, or with one of the Fund's Shareholder Servicing Agents; or

o Initially invest a minimum of $1 million directly through State Street (in certain situations this minimum initial investment may be reduced or waived; please contact your Shareholder Servicing Agent or State Street for more information).

In order to invest, a completed account application form must be submitted to, and processed by, your Shareholder Servicing Agent or State Street and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for Fund shares that differ from those of the Fund, such as different investment minimums or earlier trading deadlines. Please contact your Shareholder Servicing Agent directly for more information and details.

HOW TO BUY SHARES

o PLAN PARTICIPANT. Invest through payroll deductions or make a direct contribution by rolling over an amount from another 401(k) plan or from a rollover IRA (make arrangements through your employer). If you are investing through an IRA, your IRA trustee or custodian is responsible for properly transmitting your purchase order to State Street. Your plan or IRA may impose an earlier deadline for purchase or redemption orders than the Fund, as described below. If you are investing through a Shareholder Servicing Agent, your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to State Street.

o TAX-DEFERRED INVESTOR. Invest through a Shareholder Servicing Agent as provided in your benefit plan documents. Your Shareholder Servicing Agent, plan sponsor or administrator is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline for purchase and redemption orders than the Fund, as described below.

o QUALIFIED BUYER. Invest through an account set up with State Street or your Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline than the Fund, as described below.

o DIRECT BUYER. See the "Special Instructions for Direct Buyers" section of this Prospectus.

You may purchase Fund shares without paying a sales charge. Your purchase order must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) (or if regular trading on the NYSE closes early, at such closing time) on any Business Day to purchase shares at that day's NAV. Orders received after the close of regular trading on the NYSE will be executed on the next Business Day. The Fund is generally open Monday through Friday and is closed on weekends and any day on which the NYSE is closed for regular trading.

The Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Purchases generally must be made in U.S. dollars. You may be charged for any costs incurred in connection with a purchase order that has been placed but for which the Fund has not received full payment.

HOW TO SELL SHARES

o PLAN PARTICIPANT AND TAX-DEFERRED INVESTOR. Contact your plan sponsor, administrator or Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to State Street.

o QUALIFIED BUYER. Contact your Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to State Street.

o DIRECT BUYER. See the "Special Instructions for Direct Buyers" section of this Prospectus.

You may sell Fund shares without paying a sales charge. Your order to sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) (or if regular trading on the NYSE closes early, by such closing time) on any Business Day to sell shares at that day's NAV. Orders received after the close of regular trading on the NYSE will be executed on the next Business Day.

The Fund generally remits the proceeds from a sale the next Business Day after receiving a properly executed order to sell and no longer than seven days after the sale. The Fund reserves the right to suspend your right of redemption and to delay delivery of your redemption proceeds up to seven days, as permitted under applicable law. The Fund further reserves the right to automatically redeem your shares and close your account for any reason, subject to applicable law, and send you the proceeds, which would reflect the NAV on the day the Fund automatically redeems your shares. For example, the Fund may automatically redeem your shares to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund's shares as provided from time to time in this Prospectus.

In addition, the Fund reserves the right to send your redemption proceeds in the form of securities from its Master Portfolio.

Upon redemption, the identity of the holder of the account to which the proceeds are being sent may need to be verified.

SPECIAL INSTRUCTIONS FOR DIRECT BUYERS

A direct buyer who has established an account with the Fund can add to or redeem from that account by phone or through the mail.

o To add or redeem shares by phone, call 1-888-204-3956 between 8:30 a.m. and 5:00 p.m. Eastern time on any Business Day. State Street will employ procedures designed to confirm that your order is valid. These may include asking for identifying information and recording the phone call. Neither State Street nor the Fund may be held liable for acting on telephone instructions that State Street reasonably believes to be valid. For redemptions, State Street will wire proceeds directly to your designated bank account./1/

o To invest by mail, make your check payable to the Fund and mail it to State Street Bank and Trust Company, P.O. Box 642, Boston, MA 02117-0642. Please include the Fund's number and your account number on your check. You will find the numbers on your monthly statements.

For purchases, you should instruct your bank to wire funds as follows:

     State Street Bank and Trust Company
     ABA # 011000028
     Attn: Transfer Agent
     Account # DDA 00330860
     For Further Credit to: BlackRock Funds III
     Shareholder Account Name:
     Shareholder Account Number:
     Fund Number:

     1062 (BlackRock Bond Index Fund)

o To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include your Fund's number and your account and taxpayer identification numbers. All account signatories must sign the order.

o A direct buyer can ask State Street to wire proceeds directly to its designated bank account./2/

o When a direct buyer purchases Fund shares and then quickly sells (E.G., sells before clearance of the purchase check), the Fund may delay the payment of proceeds up to ten days to ensure that purchase checks have cleared.

-------
(1) The following procedures are intended to help prevent fraud. If you wish to make a change to your list of authorized traders, you must provide a written request signed by an authorized signer on your account. If you wish to change your bank wire instructions or list of authorized signers, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.
(2) To help prevent fraud, if you direct the sale proceeds to someone other than your account's owner of record, to an address other than your account's address of record or to a bank not designated previously, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

CALCULATING THE FUND'S SHARE PRICE

The Fund's share price (also known as the Fund's NAV) is calculated by dividing the value of the net assets of the Fund (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

The Fund's NAV is calculated at the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern time) on any Business Day. If regular trading on the NYSE closes early, the time for calculating the Fund's NAV and the deadline for share transactions will be accelerated to the earlier closing time. The NAV of the Fund is calculated based on the net asset value of the Master Portfolio in which the Fund invests. The Fund's SAI includes a description of the methods for valuing the Master Portfolio's investments, including a description of the circumstances in which the Master Portfolio's investments would be valued using fair value pricing and the effects of using fair value pricing.

FUND DISTRIBUTIONS

The Fund makes distributions of its net investment income to shareholders every month. The Fund distributes its net realized capital gains, if any, to shareholders at least annually. Distributions payable to you by the Fund will be automatically reinvested in additional shares of the Fund, unless you have elected to receive distribution payments in cash.

FREQUENT TRADING IN FUND SHARES

Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on a fund and its shareholders. Depending on various factors, such as the size of the fund's investment portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of the fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the fund's investment portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's net asset value ("market timing").

The Fund invests only in interests of its Master Portfolio, and the Boards of Trustees of the Master Portfolio and the Fund have considered the issues of frequent trading and market timing. The Master Portfolio's Board of Trustees has adopted a policy pursuant to which BTC monitors for possible market timing activity in the Master Portfolio. Due to the complexity and subjectivity involved in identifying market timing activity, there can be no assurance that BTC will identify all trades and trading practices that are market timing activity. BTC, however, monitors aggregate trades and seeks to work with intermediaries to address potential market timing activity that has a significant effect on the performance of the Master Portfolio, and restrict or eliminate such activity where possible. The Master Portfolio's Board of Trustees has not adopted a policy of monitoring for other forms of frequent trading because daily flows into and out of the Master Portfolio are aggregated, and the process of aggregation is expected to reduce the potential for frequent trading to disrupt the implementation of the Master Portfolio's investment strategies.

The Fund may from time to time implement various methods that the Fund believes are appropriate to deter market timing, frequent trading or other activity that may be detrimental to the Fund or long-term investors in the Fund. There is no assurance that any such methods will prevent such detrimental trading activity.

The Fund's Board of Trustees has not adopted a policy of monitoring for market timing or other frequent trading activity in the Fund in light of the nature of the Fund's investment in the Master Portfolio, the policies of the Master Portfolio, as described in the preceding paragraphs, and the historical nature of flows into and out of the Fund.

BTC's ability to monitor trades that are placed by participants in plans that are shareholders in the Fund or other shareholders in the Fund that trade through omnibus accounts maintained by intermediaries will be severely limited to the extent BTC does not receive transaction information showing individual investment decisions. Upon request by the Fund, intermediaries are required to provide certain transaction information that may enable the Fund to identify trading activity that is potentially harmful to the Fund. The Fund may, but does not have the obligation to, respond to any potentially harmful trading activity that is identified. In the event any potentially harmful trading activity is identified, responses may include the imposition of trading restrictions, the rejection of purchases, or such other steps the Fund determines are appropriate. Intermediaries' ability to impose restrictions on the trading practices of their clients may, however, be affected by legal or technological limitations.

TAXES
--------------------------------------------------------------------------------
The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this Prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Fund and its U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the SAI for additional U.S. federal income tax information.

Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of the Fund's distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

Distributions from the Fund generally are taxable as follows:

DISTRIBUTION TYPE               TAX STATUS
------------------------------- --------------------------------
Qualified dividend income...... Qualified dividend income(1)(2)
Other income................... Ordinary income(2)
Short-term capital gain........ Ordinary income
Long-term capital gain......... Long-term capital gain(3)

-------
(1) If you are an individual, your distributions attributable to the Fund's qualified dividend income generally are taxable to you at a maximum 15% U.S. federal income tax rate, as long as you meet certain holding period and other requirements. Qualified dividend income is, in general, dividend income received from taxable U.S. and certain foreign corporations. Distributions of the Fund are not expected to be attributable to qualified dividend income. Absent further legislation, the reduced rates of tax for qualified dividend income will expire after December 31, 2010.

(2) None of the distributions of the Fund are expected to qualify for the dividends received deductions available to corporations.

(3) An individual's net long-term capital gain currently is subject to a reduced maximum 15% U.S. federal income tax rate. Absent further legislation, this reduced 15% maximum tax rate on long-term capital gain is scheduled to expire after December 31, 2010.

In addition, if you sell your Fund shares you generally will have a taxable capital gain or loss in an amount equal to the difference between the net amount of sale proceeds that you receive and your tax basis for the shares that you sell. In certain circumstances, a loss on the sale may be disallowed:

TRANSACTION                                        TAX STATUS
-------------------------------------------------- --------------------------------
You sell shares owned for more than one year...... Long-term capital gain or loss
You sell shares owned for one year or less........ Short-term capital gain or loss

If you buy the Fund's shares shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the form of a taxable distribution. Similarly, if you buy shares of the Fund that holds appreciated securities, you will, in effect, receive part of your purchase back in a taxable distribution if and when the Fund sells the appreciated securities and distributes the realized gain on the sale. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation in its investments.

After the end of each year, the Fund will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.

In certain circumstances, you may be subject to back-up withholding taxes on distributions to you from the Fund if you fail to provide the Fund with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the U.S. Internal Revenue Service that you are subject to back-up withholding.

TAX CONSIDERATIONS FOR TAX-EXEMPT OR FOREIGN INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA, WILL BE DIFFERENT. FOR EXAMPLE, SHAREHOLDERS THAT ARE EXEMPT FROM U.S. FEDERAL INCOME TAX, SUCH AS RETIREMENT PLANS THAT ARE QUALIFIED UNDER SECTION 401 OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, GENERALLY ARE NOT SUBJECT TO U.S. FEDERAL INCOME TAX ON FUND DIVIDENDS OR DISTRIBUTIONS OR ON SALES OF FUND SHARES. BECAUSE EACH INVESTOR'S TAX CIRCUMSTANCES ARE UNIQUE AND BECAUSE TAX LAWS ARE SUBJECT TO CHANGE, YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT YOUR INVESTMENT.

MASTER/FEEDER MUTUAL FUND STRUCTURE
--------------------------------------------------------------------------------
The Fund does not have its own investment adviser. Instead, the Fund invests all of its assets in a separate mutual fund, called the Master Portfolio, that has an investment objective, strategies and policies substantially identical to the Fund. BFA serves as investment adviser to the Master Portfolio. The Master Portfolio may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolio and, therefore, the Fund.

FEEDER FUND EXPENSES

Feeder funds, including the Fund, bear their respective Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

FEEDER FUND RIGHTS

Under the master/feeder structure, the Fund's Board of Trustees retains the right to withdraw the Fund's assets from its Master Portfolio if it believes doing so is in the best interests of the Fund's shareholders. If the Board of Trustees decides to withdraw the Fund's assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

CONFLICTS OF INTEREST
--------------------------------------------------------------------------------
BFA wants you to know that there are certain entities with which BFA has relationships that may give rise to conflicts of interest, or the appearance of conflicts of interest. These entities include the following: BFA's affiliates (including BlackRock and The PNC Financial Services Group, Inc., and each of their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the "Affiliates")) and BlackRock's significant shareholders, Merrill Lynch & Co. Inc. and its affiliates, including BAC (each a "BAC Entity"), and Barclays Bank PLC and its affiliates, including Barclays PLC (each a "Barclays Entity") (for convenience the Affiliates, BAC Entities and Barclays Entities are collectively referred to in this section as the "Entities" and each separately is referred to as an "Entity").

The activities of Entities in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. The Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund. The Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. One or more of the Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Fund directly and indirectly invest. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Entity performs or seeks to perform investment banking or other services.

One or more Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund, including in securities issued by other open-end and closed-end investment management companies, including investment companies that are affiliated with the Fund and BFA to the extent permitted under the Investment Company Act of 1940, as amended. The trading activities of these Entities are carried out without reference to positions held directly or indirectly by the Fund and may result in an Entity having positions that are adverse to those of the Fund.

No Entity is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Entity may compete with the Fund for appropriate investment opportunities. As a result of this and several other factors, the results of the Fund's investment activities may differ from those of an Entity and of other accounts managed by an Entity, and it is possible that the Fund could sustain losses during periods in which one or more Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

The Fund may, from time to time, enter into transactions in which an Entity or an Entity's other clients have an adverse interest. Furthermore, transactions undertaken by Entity-advised clients may adversely impact the Fund. Transactions by one or more Entity-advised clients or BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund.

An Entity may maintain securities indexes as part of their product offerings. Index based funds seek to track the performance of securities indexes and may use the name of the index in the fund name. Index providers, including Entities, may be paid licensing fees for use of their indexes or index names. Entities will not be obligated to license their indexes to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with the Entities will be as favorable as those terms offered to other index licensees.

The Fund's activities may be limited because of regulatory restrictions applicable to one or more Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Fund may invest in securities of companies with which an Entity has or is trying to develop investment banking relationships or in which an Entity has significant debt or equity investments. The Fund also may invest in securities of companies for which an Entity provides or may some day provide research coverage. An Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. The Fund may also make brokerage and other payments to Entities in connection with the Fund's portfolio investment transactions.

Under a securities lending program approved by the Fund's Board of Trustees, the Fund has retained an Affiliate of BFA to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the lending agent may receive a fee from the Fund, including a fee based on the returns earned on the Fund's investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest.

ANTI-MONEY LAUNDERING REQUIREMENTS

The Fund is subject to the USA PATRIOT Act (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Financial Highlights
--------------------------------------------------------------------------------
The financial highlights table in this section is intended to help investors understand the financial performance of the shares of the Fund for the past five years. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate of return that an investor would have earned (or lost) on an investment in shares of the Fund, assuming reinvestment of all dividends and distributions. The information has been audited by __________, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You may obtain copies of the annual report, at no cost, by calling 1-800-882-0052 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time.

BLACKROCK BOND INDEX FUND

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

[To Be Updated By Amendment]

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Fund is available at no charge upon request. This information includes:

ANNUAL/SEMI-ANNUAL REPORTS
These reports contain additional information about the Fund's investments. The annual report describes the Fund's performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund's performance for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information, dated ______, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund's annual and semi-annual reports, by calling (800) 882-0052. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

QUESTIONS
If you have any questions about the Fund, please:
Call: 1-800-882-0052 (toll-free)
Monday through Friday
8:30 a.m. to 6:30 p.m. (Eastern time)

WORLD WIDE WEB
The Fund does not have a fund website, but the Fund's annual and semi-annual shareholder reports, Prospectus and SAI are available free of charge online at the SEC's webiste www.sec.gov.

WRITTEN CORRESPONDENCE
BlackRock Funds III
c/o SEI Investments Distribution Co.
One Freedom Valley Drive, Oaks, PA 19456

PORTFOLIO CHARACTERISTICS AND HOLDINGS
A description of the Fund's policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

SECURITIES AND EXCHANGE COMMISSION
You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, byelectronic request at the following E-mail address:publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM INFORMATION CONTAINED IN THIS PROSPECTUS.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE # 811-07332

[GRAPHIC APPEARS HERE]

PRO-____-____

EQUITIES  FIXED INCOME  REAL ESTATE
 LIQUIDITY  ALTERNATIVES BLACKROCK SOLUTIONS

[GRAPHIC APPEARS HERE]

BLACKROCK FUNDS III

PROSPECTUS | ______________, 2010

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

FUND                               TICKER SYMBOL
------------------------------     --------------
BlackRock S&P 500 Stock Fund                WFBIX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                               Table of Contents
--------------------------------------------------------------------------------

  KEY FACTS AND DETAILS ABOUT THE FUND, INCLUDING INVESTMENT OBJECTIVES,
FUND OVERVIEW
  PRINCIPAL STRATEGIES, RISK FACTORS, FEE AND EXPENSE INFORMATION, AND
  HISTORICAL PERFORMANCE INFORMATION
  BLACKROCK S&P 500 STOCK FUND........................................... 1
  PORTFOLIO MANAGERS..................................................... 4

                                                         DETAILS ABOUT THE FUND

  DETAILS ABOUT THE FUND'S INVESTMENT STRATEGIES......................... 5
  A FURTHER DISCUSSION OF RISKS.......................................... 5

                                                         MANAGEMENT OF THE FUND

  INVESTMENT ADVISER....................................................  8
  PORTFOLIO MANAGERS....................................................  8
  ADMINISTRATIVE SERVICES...............................................  9
  SHAREHOLDER INFORMATION............................................... 10
  MASTER/FEEDER MUTUAL FUND STRUCTURE................................... 14
  CONFLICTS OF INTEREST................................................. 14

                                                           FINANCIAL HIGHLIGHTS

  FINANCIAL PERFORMANCE OF THE FUND..................................... 16

     FOR MORE INFORMATION   ADDITIONAL INFORMATION...............BACK COVER

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Fund Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT BLACKROCK S&P 500 STOCK FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The BlackRock S&P 500 Stock Fund (the "Fund"), a series of BlackRock Funds III (the "Trust"), seeks to provide investment results that correspond to the total return performance of publicly-traded common stocks in the aggregate, as represented by the S&P 500 Stock Index ("S&P 500 Index"). The Fund's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees                                                                        ___%
 Distribution (12b-1) Fees                                                              None
 Other Expenses                                                                         ___%
  Administration Fees                                                                   ___%
  Independent Expenses(1)                                                               ___%
 Total Annual Fund Operating Expenses(1)(2)                                             ___%
 Fee Waivers and/or Expense Reimbursements(1)                                          (___%)
 Total Annual Fund Operating Expenses After Fee Waivers and/or Expense                  ___%
  Reimbursements(1)(2)(3)

-------
(1) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Fund and the S&P 500 Stock Master Portfolio (the "Master Portfolio"), counsel to the Independent Trustees of the Fund and the Master Portfolio and the independent registered public accounting firm that provides audit and non-audit services in connection with the Fund and the Master Portfolio that is allocated to the Fund. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly, Barclays Global Investors, N.A.) and BlackRock Fund Advisors ("BFA") (formerly, Barclays Global Fund Advisors) have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be ___%.

(2) Total Annual Fund Operating Expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which the Fund invests.

(3) The Fund's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS       5 YEARS       10 YEARS
           $             $             $             $

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was __% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

--------------------------------------------------------------------------------
The Fund pursues its investment objective by seeking to replicate the total return performance of the S&P 500 Index, which is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange
("NYSE"). The S&P 500 Index is a capitalization-weighted index from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total float-adjusted market value of their outstanding shares (i.e., they are weighted according to the public float which is the total market value of their outstanding shares readily available to the general marketplace for trading purposes). The percentage of the Fund's assets invested in a given stock is approximately the same as the percentage such stock represents in the S&P 500 Index.

No attempt is made to manage the Fund using economic, financial or market analysis. The Fund is managed by determining which securities are to be purchased or sold to reflect, to the extent feasible, the investment characteristics of its benchmark index. Under normal circumstances, at least 90% of the value of the Fund's assets, plus the amount of any borrowing for investment purposes, is invested in securities comprising the S&P 500 Index. The Fund may also invest in high-quality money market instruments, including shares of money market funds advised by BFA.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit in BTC or its subsidiaries or affiliates, BlackRock, Inc. ("BlackRock") or its subsidiaries or affiliates, including any other bank or BFA. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Fund.

o INDEX FUND RISK - An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P 500 Index as closely as possible, it will tend to underperform the index to some degree over time.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

As with all mutual funds, the Fund must maintain cash balances to meet redemption requests, which may lower its overall performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in the Fund by showing the changes in its performance from year to year. The bar chart shows the return of the Fund for each of the last ten calendar years. The average annual total return table (before and after taxes) compares the Fund's average annual total return to those of a corresponding index for various periods of time. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                ANNUAL TOTAL RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2000     -9.34%
2001    -12.11%
2002    -22.20%
2003     28.37%
2004     10.67%
2005      4.72%
2006     15.60%
2007      5.39%
2008    -37.01%
2009   _______

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

Standard & Poor's ("S&P") does not sponsor, endorse, sell or promote the BlackRock S&P 500 Stock Fund or the S&P 500 Stock Master Portfolio, nor is it affiliated in any way with BTC, BFA, the BlackRock S&P 500 Stock Fund or its Master Portfolio. "Standard & Poor's(Reg. TM)," "S&P(Reg. TM)," and "S&P 500(Reg. TM)" are trademarks of Standard & Poor's (a division of The McGraw-Hill Companies, Inc.) licensed for use for certain purposes by BTC. S&P makes no representation or warranty, expressed or implied, regarding the advisability of investing in the BlackRock S&P 500 Stock Fund or its Master Portfolio.

AS OF 12/31/09
AVERAGE ANNUAL TOTAL RETURNS                                               1 YEAR       5 YEARS       10 YEARS
 BLACKROCK S&P 500 STOCK FUND
  Return Before Taxes                                                       %             %             %
  Return After Taxes on Distributions                                       %             %             %
  Return After Taxes on Distributions and Sale of Fund Shares               %             %             %
 S&P 500 INDEX (Reflects no deduction for fees, expenses or taxes.)         %             %             %

After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Fund returns after taxes on distributions and sale of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sale of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

BFA and BTC have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the Fund. When they do so, the Fund's operating expenses are reduced so that the Fund's total return and yield are increased. These waivers and reimbursements may be discontinued at any time, except as described in "Fees and Expenses of the Fund." In the absence of such waivers and/or reimbursements, the Fund's total return would be lower.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment adviser is BFA.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                          PORTFOLIO
                          MANAGER OF
                          THE MASTER
                          PORTFOLIO
NAME                        SINCE        TITLE
 Diane Hsiung               2008         Director
 Greg Savage                2008         Managing Director
 Edward Corallo             2009         Managing Director
 Christopher Bliss          2009         Managing Director
 Jennifer Hsui              2009         Director

PURCHASE AND SALE OF FUND SHARES
--------------------------------------------------------------------------------
To be eligible to purchase Fund shares, you must invest through an employer-sponsored or individual retirement savings plan; invest the proceeds rolled over from such retirement savings plan into an IRA; maintain an account with State Street Bank Bank and Trust Company ("State Street"), the Fund's custodian, transfer agent and dividend disbursing agent, or with the Fund's shareholder servicing agents (the "Shareholder Servicing Agents"); or initially invest a minimum of $1 million directly through State Street (in certain situations this minimum initial investment may be reduced or waived; please contact your Shareholder Servicing Agent or State Street for more information).

Your order to purchase or sell shares must be received in proper form by the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) (or, if regular trading on the NYSE closes early, by such closing time) on any day the Fund is open (a "Business Day").

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and SEI Investment Distribution Co., the Fund's distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Details About the Fund
--------------------------------------------------------------------------------
DETAILS ABOUT THE FUND'S INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective. All discussion of the investment objective, strategies and risks of the Fund refers also to the investment objective, strategies and risks of its Master Portfolio, unless otherwise indicated. A description of the relationship of the Fund to its Master Portfolio appears below under the heading "Shareholder Information - Master/Feeder Mutual Fund Structure" in this prospectus ("Prospectus").

The Fund attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets before fees and expenses and the total return of the Fund's benchmark index. Notwithstanding the factors described below, perfect (100%) correlation would be achieved if the total return of the Fund's net assets increased or decreased exactly as the total return of the Fund's benchmark index increased or decreased. The Fund's ability to match its investment performance to the investment performance of its benchmark index may be affected by, among other things, the Fund's expenses, the amount of cash and cash equivalents held by the Fund, the manner in which the total return of the Fund's benchmark index is calculated; the size of the Fund's investment portfolio; and the timing, frequency and size of shareholder purchases and redemptions.

The Fund seeks to replicate the total return performance of the S&P 500 Index by investing the Fund's assets so that the percentage of Fund assets invested in a given stock is approximately the same as the percentage such stock represents in the S&P 500 Index. In addition, at times, the portfolio composition of the Fund may be altered (or "rebalanced") to reflect changes in the characteristics of the index that the Fund tracks.

The Fund also may engage in futures and options transactions and other derivative securities transactions and lend its portfolio securities, each of which involves risk. The Fund may use futures contracts, options and other derivative transactions to manage its short-term liquidity and/or as substitutes for comparable market positions in the securities in its benchmark index.

Investors look to indexes as a standard of market performance. Indexes are model portfolios, that is, groups of stocks or bonds selected to represent an entire market or market segment. One way an index fund seeks to match an index's performance, before fees and expenses, is by buying and selling all of the index's securities in the same proportion as they are reflected in the index. This is what the Fund does.

The Fund is designed for investors who desire a convenient way to invest in a broad spectrum of U.S. large cap stocks. Although this market has increased in value over the long-term, it fluctuates and has also decreased in value over shorter time periods. This volatility is particularly characteristic of stocks.

The Fund does not by itself constitute a balanced investment program. Diversifying your investments by buying shares in other funds may improve your long-term return as well as reduce volatility.

A FURTHER DISCUSSION OF RISKS
--------------------------------------------------------------------------------
This section contains a summary discussion of the general risks of investing in the Fund. "Description of the Fund and its Investments and Risks" in the Statement of Additional Information (the "SAI") also includes more information about the Fund, its investments and the related risks. There can be no guarantee that the Fund will meet its objective or that the Fund's performance will be positive for any period of time. An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or governmental agency.

CONCENTRATION RISK - The Fund's strategy of concentrating in securities of issuers in a particular industry means that its performance will be closely tied to the performance of a particular market segment. The Fund's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Fund than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

DERIVATIVES RISK - The Fund's use of derivatives may reduce the Fund's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BlackRock may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund's derivatives positions to lose value. When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund's hedging transactions will be effective. The income from certain derivatives may be subject to U.S. federal income tax.

EQUITY SECURITIES RISK - Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

FOREIGN SECURITIES RISK - Because the Fund may invest in companies located in countries other than the United States, the Fund may be exposed to risks associated with foreign investments.

o The value of holdings traded outside the U.S. (and any hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.

o The costs of non-U.S. securities transactions tend to be higher than those of U.S. transactions.

o    Foreign holdings may be adversely affected by foreign government action.

o International trade barriers or economic sanctions against certain non-U.S. countries may adversely affect these holdings.

o The economies of certain countries may compare unfavorably with the U.S. economy.

o Foreign securities markets may be smaller than the U.S. markets, which may make trading more difficult.

INDEX FUND RISK - An index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P 500 Index as closely as possible, it will tend to underperform the index to some degree over time.

LIQUIDITY RISK - Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that the Fund's principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk.

MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the index that the Fund tracks, the Fund may hold securities of companies that present risks that an investment adviser researching individual securities might seek to avoid.

SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the Fund.

FOR A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO DISCLOSURE OF THE FUND'S MASTER PORTFOLIO'S PORTFOLIO HOLDINGS AND A FURTHER DISCUSSION OF THE FUND'S INVESTMENTS AND RISKS, PLEASE REFER TO THE FUND'S SAI.

Management of the Fund
--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Fund is a feeder fund that invests all of its assets in a Master Portfolio that has an investment objective, strategies and policies substantially identical to the Fund. BFA, a registered investment adviser, serves as investment adviser to the Master Portfolio. BFA manages the investing of the Master Portfolio's assets and provides the Master Portfolio with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the Master Portfolio's Board of Trustees. For its services to the Master Portfolio, BFA is entitled to receive an investment advisory fee at the annual rate of 0.05% of the Master Portfolio's average daily net assets.

BFA is located at 400 Howard Street, San Francisco, CA 94105. BFA is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BlackRock. As of December 31, 2009, BTC and its affiliates, including BFA, had approximately $3.346 trillion in investment company and other portfolio assets under management. BFA, BTC, BlackRock Execution Services, BlackRock and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolio invests.

A discussion regarding the basis for the Master Portfolio's Board of Trustees' approval of the investment advisory agreements with BFA is available in the Fund's annual report for the period ended December 31, 2009.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
BFA uses teams of portfolio managers, investment strategists and other investment specialists (the "Portfolio Management Team") to manage the Master Portfolio to reflect, to the extent feasible, the investment characteristics of its benchmark index, and BFA employs a combination of proprietary investment management systems and procedures to validate the consistent application of its investment methods. This team approach to portfolio management brings together many disciplines and leverages BFA's extensive resources. The members of the Portfolio Management Team for the Master Portfolio that have the most significant responsibility for the day-to-day management are listed below. The team members act collaboratively with the other members of the Portfolio Management Team on all aspects concerning the Master Portfolio. Each member of the Portfolio Management Team, including the below-listed members, is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategies, researching and reviewing investment strategies, and overseeing members of the Portfolio Management Team with more limited responsibilities, but each member of the Portfolio Management Team has appropriate limitations on his or her authority for risk management and compliance purposes.

The members of the Portfolio Management Team for the Master Portfolio that have the most significant day-to-day management responsibility are: Diane Hsiung, Greg Savage, Edward Corallo, Christopher Bliss and Jennifer Hsui.

Diane Hsiung has been employed as a senior portfolio manager at BFA and BTC since 2009. Ms. Hsiung was previously a senior portfolio manager with Barclays Global Investors, N.A. ("BGI") and Barclays Global Fund Advisors ("BGFA") from 2007 to 2009 and a portfolio manager for BGFA and BGI from 2002 to 2006. Ms. Hsiung has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolio since January 2008.

Greg Savage, CFA has been employed as a senior portfolio manager at BFA and BTC since 2009. Mr. Savage was previously a senior portfolio manager for BGFA and BGI from 2006 to 2009 and a portfolio manager for BGFA and BGI from 2001 to 2006. Mr. Savage has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolio since January 2008.

Edward Corallo has been employed as the head of portfolio management in the Index Equity Group at BFA and BTC since 2009. Previously, Mr. Corallo was the head of portfolio management in the Index Equity Group at BGI and BGFA from 2007 to 2009. Prior to that time, he was a senior portfolio manager for BGFA and BGI from 2001 to 2007. Mr. Corallo has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolio since May 2009.

Christopher Bliss, CFA has been employed as a senior portfolio manager at BFA and BTC since 2009. Mr. Bliss previously was a senior portfolio manager for BGI from 2005 to 2009 and a portfolio manager for BGI from 2004 to 2005. Mr. Bliss has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolio since May 2009.

Jennifer Hsui has been employed as a senior portfolio manager at BFA and BTC since 2009. Ms. Hsui was previously a senior portfolio manager for BGI from 2007 to 2009 and a portfolio manager for BGI from 2006 to 2007. Prior to joining BGI, Ms. Hsui was a research analyst for RBC Capital Markets from 2003 to 2006. Ms. Hsui has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolio since May 2009.

The Fund's SAI provides additional information about the compensation of the above-listed members of the Portfolio Management Team, other accounts they manage and their ownership of shares of the Fund.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------
BTC provides the following services, among others, as the Fund's administrator:

     o    Supervises the Fund's administrative operations;

     o Provides or causes to be provided management reporting and treasury administration services;

     o    Financial reporting;

     o    Legal, blue sky and tax services;

     o    Preparation of proxy statements and shareholder reports; and

     o Engaging and supervising the Shareholder Servicing Agents on behalf of the Fund.

BTC is entitled to receive fees for these services at the annual rate of 0.15% of the average daily net assets of the Fund. In addition to performing these services, BTC has agreed to bear all costs of operating the Fund, other than brokerage expenses, advisory fees, distribution fees, certain fees and expenses related to the Trust's Independent Trustees, that are not "interested persons" of the Fund or the Trust as defined in the Investment Company Act of 1940, as amended, and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses.

The Fund has adopted a plan (the "Plan") that allows the Fund to pay shareholder servicing fees for certain services provided to its shareholders.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate brokers, dealers, financial institutions and industry professionals (such as BlackRock, The PNC Financial Services Group, Inc. ("PNC"), Merrill Lynch & Co, Inc. ("Merrill Lynch"), Bank of America Corporation ("BAC"), Barclays Capital Corp. and their respective affiliates) (each a "Financial Intermediary") for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund's shares. Because the fees paid by the Fund under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition to, rather than in lieu of, shareholder servicing fees that the Fund may pay to a Financial Intermediary pursuant to a Plan and fees the Fund pays to State Street, BlackRock, on behalf of the Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, subtransfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

From time to time, BlackRock or its affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits. BlackRock and its affiliates may compensate affiliated and unaffiliated financial intermediaries for these other services to the Fund and shareholders. These payments would be in addition to the Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock and its affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BlackRock or its affiliates. For more information, see the SAI.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
WHO IS ELIGIBLE TO INVEST

To be eligible to purchase Fund shares, you must:

o    Invest through an employer-sponsored or individual retirement savings plan;

o Invest the proceeds rolled over from such retirement savings plan into an IRA;

o Maintain an account with State Street, the Fund's custodian, transfer agent and dividend disbursing agent, or with one of the Fund's Shareholder Servicing Agents; or

o Initially invest a minimum of $1 million directly through State Street (in certain situations this minimum initial investment may be reduced or waived; please contact your Shareholder Servicing Agent or State Street for more information).

In order to invest, a completed account application form must be submitted to, and processed by, your Shareholder Servicing Agent or State Street and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for Fund shares that differ from those of the Fund, such as different investment minimums or earlier trading deadlines. Please contact your Shareholder Servicing Agent directly for more information and details.

HOW TO BUY SHARES

o PLAN PARTICIPANT. Invest through payroll deductions or make a direct contribution by rolling over an amount from another 401(k) plan or from a rollover IRA (make arrangements through your employer). If you are investing through an IRA, your IRA trustee or custodian is responsible for properly transmitting your purchase order to State Street. Your plan or IRA may impose an earlier deadline for purchase or redemption orders than the Fund, as described below. If you are investing through a Shareholder Servicing Agent, your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to State Street.

o TAX-DEFERRED INVESTOR. Invest through a Shareholder Servicing Agent as provided in your benefit plan documents. Your Shareholder Servicing Agent, plan sponsor or administrator is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline for purchase and redemption orders than the Fund, as described below.

o QUALIFIED BUYER. Invest through an account set up with State Street or your Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline than the Fund, as described below.

o DIRECT BUYER. See the "Special Instructions for Direct Buyers" section of this Prospectus.

You may purchase Fund shares without paying a sales charge. Your purchase order must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) (or if regular trading on the NYSE closes early, at such closing time) on any Business Day to purchase shares at that day's NAV. Orders received after the close of regular trading on the NYSE will be executed on the next Business Day. The Fund is generally open Monday through Friday and is closed on weekends and any day on which the NYSE is closed for regular trading.

The Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Purchases generally must be made in U.S. dollars. You may be charged for any costs incurred in connection with a purchase order that has been placed but for which the Fund has not received full payment.

HOW TO SELL SHARES

o PLAN PARTICIPANT AND TAX-DEFERRED INVESTOR. Contact your plan sponsor, administrator or Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to State Street.

o QUALIFIED BUYER. Contact your Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to State Street.

o DIRECT BUYER. See the "Special Instructions for Direct Buyers" section of this Prospectus.

You may sell Fund shares without paying a sales charge. Your order to sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) (or if regular trading on the NYSE closes early, by such closing time) on any Business Day to sell shares at that day's NAV. Orders received after the close of regular trading on the NYSE will be executed on the next Business Day.

The Fund generally remits the proceeds from a sale the next Business Day after receiving a properly executed order to sell and no longer than seven days after the sale. The Fund reserves the right to suspend your right of redemption and to delay delivery of your redemption proceeds up to seven days, as permitted under applicable law. The Fund further reserves the right to automatically redeem your shares and close your account for any reason, subject to applicable law, and send you the proceeds, which would reflect the NAV on the day the Fund automatically redeems your shares. For example, the Fund may automatically redeem your shares to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund's shares as provided from time to time in this Prospectus.

In addition, the Fund reserves the right to send your redemption proceeds in the form of securities from its Master Portfolio.

Upon redemption, the identity of the holder of the account to which the proceeds are being sent may need to be verified.

SPECIAL INSTRUCTIONS FOR DIRECT BUYERS

A direct buyer who has established an account with the Fund can add to or redeem from that account by phone or through the mail.

o To add or redeem shares by phone, call 1-888-204-3956 between 8:30 a.m. and 5:00 p.m. Eastern time on any Business Day. State Street will employ procedures designed to confirm that your order is valid. These may include asking for identifying information and recording the phone call. Neither State Street nor the Fund may be held liable for acting on telephone instructions that State Street reasonably believes to be valid. For redemptions, State Street will wire proceeds directly to your designated bank account./1/

o To invest by mail, make your check payable to the Fund and mail it to State Street Bank and Trust Company, P.O. Box 642, Boston, MA 02117-0642. Please include the Fund's number and your account number on your check. You will find the numbers on your monthly statements.

For purchases, you should instruct your bank to wire funds as follows:

     State Street Bank and Trust Company
     ABA # 011000028
     Attn: Transfer Agent
     Account # DDA 00330860
     For Further Credit to: BlackRock Funds III
     Shareholder Account Name:
     Shareholder Account Number:
     Fund Number:

     1072 (BlackRock S&P 500 Stock Fund)

o To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include your Fund's number and your account and taxpayer identification numbers. All account signatories must sign the order.

o A direct buyer can ask State Street to wire proceeds directly to its designated bank account./2/

o When a direct buyer purchases Fund shares and then quickly sells (E.G., sells before clearance of the purchase check), the Fund may delay the payment of proceeds up to ten days to ensure that purchase checks have cleared.

-------
(1) The following procedures are intended to help prevent fraud. If you wish to make a change to your list of authorized traders, you must provide a written request signed by an authorized signer on your account. If you wish to change your bank wire instructions or list of authorized signers, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

(2) To help prevent fraud, if you direct the sale proceeds to someone other than your account's owner of record, to an address other than your account's address of record or to a bank not designated previously, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

CALCULATING THE FUND'S SHARE PRICE

The Fund's share price (also known as the Fund's NAV) is calculated by dividing the value of the net assets of the Fund (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

The Fund's NAV is calculated at the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern time) on any Business Day. If regular trading on the NYSE closes early, the time for calculating the Fund's NAV and the deadline for share transactions will be accelerated to the earlier closing time. The NAV of the Fund is calculated based on the net asset value of the Master Portfolio in which the Fund invests. The Fund's SAI includes a description of the methods for valuing the Master Portfolio's investments, including a description of the circumstances in which the Master Portfolio's investments would be valued using fair value pricing and the effects of using fair value pricing.

FUND DISTRIBUTIONS

The Fund makes distributions of its net investment income to investors every quarter. The Fund distributes its net realized capital gains, if any, to shareholders at least annually. Distributions payable to you by the Fund will be automatically reinvested in additional shares of the Fund, unless you have elected to receive distribution payments in cash.

FREQUENT TRADING IN FUND SHARES

Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on a fund and its shareholders. Depending on various factors, such as the size of the fund's investment portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of the fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the fund's investment portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's net asset value ("market timing").

The Fund invests only in interests of its Master Portfolio, and the Board of Trustees of the Master Portfolio and the Fund has considered the issues of frequent trading and market timing. The Master Portfolio's Board of Trustees has adopted a policy of not monitoring for possible market timing activity because the Master Portfolio invests primarily in equity securities that are valued as of the same time that the net asset value of the Master Portfolio is calculated (generally 4:00 p.m. Eastern time), which eliminates the potential arbitrage opportunity presented by a lag between a change in the value of the Master Portfolio's holdings and the reflection of that change in the Master Portfolio's net asset values. The Master Portfolio's Board of Trustees has not adopted a policy of monitoring for other forms of frequent trading because daily flows into and out of the Master Portfolio are aggregated, and the process of aggregation is expected to reduce the potential for frequent trading to disrupt the implementation of the Master Portfolio's investment strategies.

The Fund may from time to time implement various methods that the Fund believes are appropriate to deter market timing, frequent trading or other activity that may be detrimental to the Fund or long-term investors in the Fund. There is no assurance that any such methods will prevent such detrimental trading activity.

The Fund's Board of Trustees has not adopted a policy of monitoring for market timing or other frequent trading activity in the Fund in light of the nature of the Fund's investment in the Master Portfolio, the policies of the Master Portfolio, as described in the preceding paragraphs, and the historical nature of flows into and out of the Fund.

BTC's ability to monitor trades that are placed by participants in plans that are shareholders in the Fund or other shareholders in the Fund that trade through omnibus accounts maintained by intermediaries will be severely limited to the extent BTC does not receive transaction information showing individual investment decisions. Upon request by the Fund, intermediaries are required to provide certain transaction information that may enable the Fund to identify trading activity that is potentially harmful to the Fund. The Fund may, but does not have the obligation to, respond to any potentially harmful trading activity that is identified. In the event any potentially harmful trading activity is identified, responses may include the imposition of trading restrictions, the rejection of purchases, or such other steps the Fund determines are appropriate. Intermediaries' ability to impose restrictions on the trading practices of their clients may, however, be affected by legal or technological limitations.

TAXES
--------------------------------------------------------------------------------
The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this Prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Fund and its U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the SAI for additional U.S. federal income tax information.

Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of the Fund's distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

Distributions from the Fund generally are taxable as follows:

DISTRIBUTION TYPE               TAX STATUS
------------------------------- --------------------------------
Qualified dividend income...... Qualified dividend income(1)(2)
Other income................... Ordinary income(2)
Short-term capital gain........ Ordinary income
Long-term capital gain......... Long-term capital gain(3)

-------
(1) If you are an individual, your distributions attributable to the Fund's qualified dividend income generally are taxable to you at a maximum 15% U.S. federal income tax rate, as long as you meet certain holding period and other requirements. Qualified dividend income is, in general, dividend income received from taxable U.S. and certain foreign corporations. Absent further legislation, the reduced rates of tax for qualified dividend income will expire after December 31, 2010.

(2) A portion of distributions paid to corporate shareholders of the Fund may qualify for the dividends-received deduction available to corporations.

(3) An individual's net long-term capital gain currently is subject to a reduced maximum 15% U.S. federal income tax rate. Absent further legislation, this reduced 15% maximum tax rate on long-term capital gain is scheduled to expire after December 31, 2010.

In addition, if you sell your Fund shares you generally will have a taxable capital gain or loss in an amount equal to the difference between the net amount of sale proceeds that you receive and your tax basis for the shares that you sell. In certain circumstances, a loss on the sale may be disallowed:

TRANSACTION                                        TAX STATUS
-------------------------------------------------- --------------------------------
You sell shares owned for more than one year...... Long-term capital gain or loss
You sell shares owned for one year or less........ Short-term capital gain or loss

If you buy the Fund's shares shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the form of a taxable distribution. Similarly, if you buy shares of the Fund that holds appreciated securities, you will, in effect, receive part of your purchase back in a taxable distribution if and when the Fund sells the appreciated securities and distributes the realized gain on the sale. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation in its investments.

After the end of each year, the Fund will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.

In certain circumstances, you may be subject to back-up withholding taxes on distributions to you from the Fund if you fail to provide the Fund with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the U.S. Internal Revenue Service that you are subject to back-up withholding.

TAX CONSIDERATIONS FOR TAX-EXEMPT OR FOREIGN INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA, WILL BE DIFFERENT. FOR EXAMPLE, SHAREHOLDERS THAT ARE EXEMPT FROM U.S. FEDERAL INCOME TAX, SUCH AS RETIREMENT PLANS THAT ARE QUALIFIED UNDER SECTION 401 OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, GENERALLY ARE NOT SUBJECT TO U.S. FEDERAL INCOME TAX ON FUND DIVIDENDS OR DISTRIBUTIONS OR ON SALES OF FUND SHARES. BECAUSE EACH INVESTOR'S TAX CIRCUMSTANCES ARE UNIQUE AND BECAUSE TAX LAWS ARE SUBJECT TO CHANGE, YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT YOUR INVESTMENT.

MASTER/FEEDER MUTUAL FUND STRUCTURE
--------------------------------------------------------------------------------
The Fund does not have its own investment adviser. Instead, the Fund invests all of its assets in a separate mutual fund, called the Master Portfolio, that has an investment objective, strategies and policies substantially identical to the Fund. BFA serves as investment adviser to the Master Portfolio. The Master Portfolio may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolio and, therefore, the Fund.

FEEDER FUND EXPENSES

Feeder funds, including the Fund, bear their respective Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

FEEDER FUND RIGHTS

Under the master/feeder structure, the Fund's Board of Trustees retains the right to withdraw the Fund's assets from its Master Portfolio if it believes doing so is in the best interests of the Fund's shareholders. If the Board of Trustees decides to withdraw the Fund's assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

CONFLICTS OF INTEREST
--------------------------------------------------------------------------------
BFA wants you to know that there are certain entities with which BFA has relationships that may give rise to conflicts of interest, or the appearance of conflicts of interest. These entities include the following: BFA's affiliates (including BlackRock and The PNC Financial Services Group, Inc., and each of their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the "Affiliates")) and BlackRock's significant shareholders, Merrill Lynch & Co. Inc. and its affiliates, including BAC (each a "BAC Entity"), and Barclays Bank PLC and its affiliates, including Barclays PLC (each a "Barclays Entity") (for convenience the Affiliates, BAC Entities and Barclays Entities are collectively referred to in this section as the "Entities" and each separately is referred to as an "Entity").

The activities of Entities in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. The Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund. The Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. One or more of the Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Fund directly and indirectly invest. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Entity performs or seeks to perform investment banking or other services.

One or more Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund, including in securities issued by other open-end and closed-end investment management companies, including investment companies that are affiliated with the Fund and BFA to the extent permitted under the Investment Company Act of 1940, as amended. The trading activities of these Entities are carried out without reference to positions held directly or indirectly by the Fund and may result in an Entity having positions that are adverse to those of the Fund.

No Entity is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Entity may compete with the Fund for appropriate investment opportunities. As a result of this and several other factors, the results of the Fund's investment activities may differ from those of an Entity and of other accounts managed by an Entity, and it is possible that the Fund could sustain losses during periods in which one or more Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

The Fund may, from time to time, enter into transactions in which an Entity or an Entity's other clients have an adverse interest. Furthermore, transactions undertaken by Entity-advised clients may adversely impact the Fund. Transactions by one or more Entity-advised clients or BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund.

An Entity may maintain securities indexes as part of their product offerings. Index based funds seek to track the performance of securities indexes and may use the name of the index in the fund name. Index providers, including

Entities, may be paid licensing fees for use of their indexes or index names. Entities will not be obligated to license their indexes to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with the Entities will be as favorable as those terms offered to other index licensees.

The Fund's activities may be limited because of regulatory restrictions applicable to one or more Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Fund may invest in securities of companies with which an Entity has or is trying to develop investment banking relationships or in which an Entity has significant debt or equity investments. The Fund also may invest in securities of companies for which an Entity provides or may some day provide research coverage. An Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. The Fund may also make brokerage and other payments to Entities in connection with the Fund's portfolio investment transactions.

Under a securities lending program approved by the Fund's Board of Trustees, the Fund has retained an Affiliate of BFA to serve as the securities lending agent for the Fund to the extent that the Fund participates in the securities lending program. For these services, the lending agent may receive a fee from the Fund, including a fee based on the returns earned on the Fund's investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the Fund may lend its portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest.

ANTI-MONEY LAUNDERING REQUIREMENTS

The Fund is subject to the USA PATRIOT Act (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Financial Highlights
--------------------------------------------------------------------------------
The financial highlights table in this section is intended to help investors understand the financial performance of the shares of the Fund for the past five years. Certain information reflects financial results for a single share of the Fund. The total returns in the table represent the rate of return that an investor would have earned (or lost) on an investment in shares of the Fund, assuming reinvestment of all dividends and distributions. The information has been audited by __________, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You may obtain copies of the annual report, at no cost, by calling 1-800-882-0052 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time.

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

[To Be Updated By Amendment]

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the Fund is available at no charge upon request. This information includes:

ANNUAL/SEMI-ANNUAL REPORTS
These reports contain additional information about the Fund's investments. The annual report describes the Fund's performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund's performance for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information, dated ______, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund's annual and semi-annual reports, by calling (800) 882-0052. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

QUESTIONS
If you have any questions about the Fund, please:
Call: 1-800-882-0052 (toll-free)
Monday through Friday
8:30 a.m. to 6:30 p.m. (Eastern time)

WORLD WIDE WEB
The Fund does not have a fund website, but the Fund's annual and semi-annual shareholder reports, Prospectus and SAI are available free of charge online at the SEC's webiste www.sec.gov.

WRITTEN CORRESPONDENCE
BlackRock Funds III
c/o SEI Investments Distribution Co.
One Freedom Valley Drive, Oaks, PA 19456

PORTFOLIO CHARACTERISTICS AND HOLDINGS
A description of the Fund's policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

SECURITIES AND EXCHANGE COMMISSION
You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, byelectronic request at the following E-mail address:publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM INFORMATION CONTAINED IN THIS PROSPECTUS.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE # 811-07332

[GRAPHIC APPEARS HERE]

PRO-____-____

EQUITIES  FIXED INCOME  REAL ESTATE
 LIQUIDITY  ALTERNATIVES BLACKROCK SOLUTIONS

[GRAPHIC APPEARS HERE]

BLACKROCK FUNDS III
     LIFEPATH(Reg. TM) PORTFOLIOS

CLASS A SHARES PROSPECTUS | ______________, 2010

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

PORTFOLIO                                                     TICKER SYMBOL
---------------------------------------------------------     --------------
LifePath(Reg. TM) Retirement Portfolio - Class A Shares                LPRAX
LifePath 2020 Portfolio(Reg. TM) - Class A Shares                      LPRCX
LifePath 2030 Portfolio(Reg. TM) - Class A Shares                      LPRDX
LifePath 2040 Portfolio(Reg. TM) - Class A Shares                      LPREX
LifePath(Reg. TM) 2050 Portfolio - Class A Shares                      LPRFX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                               Table of Contents
--------------------------------------------------------------------------------

                                                             LIFEPATH PORTFOLIO

  KEY FACTS AND DETAILS ABOUT THE LIFEPATH PORTFOLIOS, INCLUDING
OVERVIEW
  INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, RISK FACTORS, FEE AND
  EXPENSE INFORMATION, AND HISTORICAL PERFORMANCE INFORMATION
  LIFEPATH RETIREMENT PORTFOLIO.....................................  1
  LIFEPATH 2020 PORTFOLIO...........................................  7
  LIFEPATH 2030 PORTFOLIO........................................... 13
  LIFEPATH 2040 PORTFOLIO........................................... 19
  LIFEPATH 2050 PORTFOLIO........................................... 25

                                          DETAILS ABOUT THE LIFEPATH PORTFOLIOS

  INVESTMENT TIME HORIZONS.......................................... 31
  A FURTHER DISCUSSION OF PRINCIPAL INVESTMENT STRATEGIES........... 32
  A FURTHER DISCUSSION OF RISK FACTORS.............................. 39

                                          MANAGEMENT OF THE LIFEPATH PORTFOLIOS

  INVESTMENT ADVISER................................................ 44
  PORTFOLIO MANAGERS................................................ 44
  ADMINISTRATIVE SERVICES........................................... 45
  DETAILS ABOUT THE SHARE CLASS..................................... 45
  ACCOUNT SERVICES AND PRIVILEGES................................... 48
  LIFEPATH PORTFOLIOS' RIGHTS....................................... 49
  SHAREHOLDER INFORMATION........................................... 49
  MASTER/FEEDER MUTUAL FUND STRUCTURE............................... 53
  CONFLICTS OF INTEREST............................................. 53

                                                           FINANCIAL HIGHLIGHTS

  FINANCIAL PERFORMANCE OF THE LIFEPATH PORTFOLIOS.................. 56
  DISCLAIMERS....................................................... 61

     FOR MORE INFORMATION   ADDITIONAL INFORMATION............BACK COVER

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

LifePath Retirement Portfolio

KEY FACTS ABOUT LIFEPATH RETIREMENT PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The LifePath Retirement Portfolio of BlackRock Funds III (the "Trust") is managed for investors seeking income and moderate long-term growth of capital. The LifePath Retirement Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE LIFEPATH RETIREMENT PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the LifePath Retirement Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Fund Advisors ("BFA") (formerly Barclays Global Fund Advisors). More information about these and other discounts is available from your financial professional and in the "Details about the Share Class" section on page __ of the LifePath Retirement Portfolio's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page __ of the LifePath Retirement Portfolio's statement of additional information. The expenses are deducted from the LifePath Retirement Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class A Shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES                                               CLASS A
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                       SHARES
 Maximum Sales Charge (Load) Imposed on Purchases               5.25%
 (as percentage of offering price)
 Maximum Deferred Sales Charge (Load) (as                       None(1)
 percentage of offering price or redemption proceeds,
 whichever is lower)

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(2)                                                                           0.35%
 Distribution and/or Service (12b-1) Fees                                                     0.25%
 Other Expenses                                                                               ____%
  Administration Fees                                                                         0.50%
  Independent Expenses(3)                                                                     ____%
 Acquired Fund Fees and Expenses (Underlying Funds)(4)                                        ____%
 Total Annual Class Operating Expenses(2)(3)(4)(5)                                            ____%
 Fee Waivers and/or Expense Reimbursements(2)(3)                                             (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                       ____%
 Reimbursements(2)(3)(5)(6)

-------
(1) A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Class A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

(2) BFA, the investment adviser to the LifePath Retirement Master Portfolio (the "Master Portfolio"), has contractually agreed to waive its management fee at the Master Portfolio level in an amount equal to the advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(3) "Independent Expenses" consists of those fees and expenses of the Independent Trustees of the LifePath Retirement Portfolio and the Master Portfolio, counsel to the Independent Trustees of the LifePath Retirement Portfolio and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the LifePath Retirement Portfolio and the Master Portfolio that are allocable to the Class A Shares of the LifePath Retirement Portfolio. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly

 Barclays Global Investors, N.A.) and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class A Shares of the LifePath Retirement Portfolio and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(4) "Acquired Fund Fees and Expenses (Underlying Funds)" reflect the LifePath Retirement Portfolio's pro rata share of the fees and expenses incurred by investing in the Underlying Funds.

(5) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of the Class A Shares of the LifePath Retirement Portfolio and its corresponding Master Portfolio and also reflect a weighted average of the total operating expense ratios of the Underlying Funds in which the Master Portfolio invests.

(6) The LifePath Retirement Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Class A Shares of the LifePath Retirement Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the LifePath Retirement Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the LifePath Retirement Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS       5 YEARS       10 YEARS
          $  ___       $  ___        $  ___        $   ___

PORTFOLIO TURNOVER

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect the LifePath Retirement Portfolio's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was __% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE LIFEPATH RETIREMENT PORTFOLIO
--------------------------------------------------------------------------------
The LifePath Retirement Portfolio invests all of its assets in a corresponding Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. The LifePath Retirement Portfolio is one of a group of funds with different allocations.

The LifePath Retirement Portfolio is designed for investors seeking current income and moderate long-term growth of capital. As of March 31, 2010, the LifePath Retirement Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is based on a common stock or a group of common stocks. Because the LifePath Retirement Portfolio is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the LifePath Retirement Portfolio's risk profile.

SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE LIFEPATH RETIREMENT PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the LifePath Retirement Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Retirement Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Retirement Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Retirement Portfolio.

o ALLOCATION RISK - The LifePath Retirement Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Retirement Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

o BOND INVESTMENT RISK - The value of your investment is also subject to bond investment risks, including extension risk, which is the risk that borrowers may extend the prepayment of their mortgages or loans for longer periods than expected, thereby affecting the secruity's average life and, potentially, its yield and prepayment risk, which is the risk that borrowers may prepay their mortgages or loans faster than expected, thereby affecting the security's average life and, potentially, its yield.

o CONCENTRATION RISK - The LifePath Retirement Portfolio's strategy of concentrating in securities of companies, a particular market industry, group of industries, sector or asset class, country, regions or group of countries means that its performance will be closely tied to the performance of a particular market segment. The LifePath Retirement Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath Retirement Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

o DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Retirement Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

o DERIVATIVE SECURITIES RISK - The LifePath Retirement Portfolio's use of derivatives may reduce the LifePath Retirement Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Retirement Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

o EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o FOREIGN SECURITIES RISKS - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Retirement Portfolio will lose money. These risks include:

 o The LifePath Retirement Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

 o Changes in foreign currency exchange rates can affect the value of the LifePath Retirement Portfolio's portfolio.

 o The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

 o The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

 o Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

 o Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath Retirement Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

o REAL ESTATE-RELATED SECURITIES RISK - The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath Retirement Portfolio's real estate-related investments are concentrated in one geographic area or in one property type, the LifePath Retirement Portfolio will be particularly subject to the risks associated with that area or property type.

o SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Retirement Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Retirement Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Retirement Portfolio.

The LifePath Retirement Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The performance information for the periods from January 1, 1999 through April 30, 2001 (the date the Class A Shares commenced operations) shows the performance of the Class I Shares of the LifePath Retirement Portfolio adjusted to reflect the fees and expenses of the Class A Shares. Performance from April 30, 2001 through December 31, 2009 reflects the actual performance of Class A Shares.

The bar chart and table in this section provide some indication of the risks of investing in Class A Shares of the LifePath Retirement Portfolio by showing the changes in their performance from year to year. The bar chart shows the returns for Class A Shares of the LifePath Retirement Portfolio for each of the last ten calendar years. The average annual total return table compares the average annual total returns (before and after taxes) of Class A Shares of the LifePath Retirement Portfolio to those of a corresponding index for various periods of time. Effective March 15, 2004, the returns for the LifePath Retirement Portfolio reflect its Master Portfolio's investment in Underlying Funds. For all periods prior to March 15, 2004, the returns for the LifePath Retirement Portfolio reflect the direct investment by its Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. In addition, as of December 31, 2003, BFA made certain changes to its asset allocation strategies for the LifePath Retirement Portfolio, including a change to the frequency with which the LifePath Retirement Portfolio's respective holdings were rebalanced among asset classes from monthly to quarterly. How the LifePath Retirement Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BFA and its affiliates had not waived or reimbursed certain LifePath Retirement Portfolio expenses during these periods, the LifePath Retirement Portfolio's returns would have been lower.

LIFEPATH RETIREMENT PORTFOLIO - CLASS A SHARES

                 ANNUAL TOTAL RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2000      4.48%
2001      1.40%
2002     -4.98%
2003     15.51%
2004      6.07%
2005      4.05%
2006      8.52%
2007      4.17%
2008    -15.24%
2009     ____

During the periods shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

AS OF 12/31/09
AVERAGE ANNUAL TOTAL RETURNS                                                              1 YEAR   5 YEARS   10 YEARS
 LifePath Retirement Portfolio - Class A Shares
  Return Before Taxes                                                                      ____%     ____%      ____%
  Return After Taxes on Distributions                                                      ____%     ____%      ____%
  Return After Taxes on Distributions and Sale of Fund Shares                              ____%     ____%      ____%
 LifePath Retirement Portfolio Custom Benchmark(1) (Reflects no deductions for fees,
 expenses or taxes.)                                                                       ____%     ____%      ____%

 S&P 1500 Index (Reflects no deductions for fees, expenses or taxes.)                      ____%     ____%      ____%
 Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                       ____%     ____%      ____%
 MSCI All Country World Index ex US IMI Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                       ____%     ____%      ____%
 MSCI All Country World Index ex USA (Reflects no deductions for fees, expenses or
 taxes.)                                                                                   ____%     ____%      ____%
 Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                   ____%     ____%      ____%
 Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
 (Reflects no deductions for fees, expenses or taxes.)                                     ____%     ____%      ____%
 FTSE EPRA/NAREIT Global Real Estate Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                       ____%     ____%      ____%
 Cohen & Steers Realty Majors Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                   ____%     ____%      ____%

-------
(1) The LifePath Retirement Portfolio's custom benchmark is a hypothetical representation of the performance of the LifePath Retirement Portfolio's asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath Retirement Portfolio's custom benchmark are adjusted quarterly to reflect the LifePath Retirement Portfolio's changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the LifePath Retirement Portfolio's custom benchmark: S&P 500 Index(Reg. TM), S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index (the "Cohen & Steers Index") on July 1, 2008.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). The LifePath Retirement Portfolio's returns after taxes on distributions and sale of LifePath Retirement Portfolio shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of LifePath Retirement Portfolio shares. As a result, the LifePath Retirement Portfolio's returns after taxes on distributions and sale of LifePath Retirement Portfolio shares may exceed the LifePath Retirement Portfolio's returns before taxes and/or returns after taxes on distributions.

BFA and BTC have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the LifePath Retirement Portfolio. When they do so, the LifePath Retirement Portfolio's operating expenses are reduced so that the LifePath Retirement Portfolio's total return is increased. These waivers and reimbursements may be discontinued at any time, except as described above in "Fees and Expenses of the LifePath Retirement Portfolio." In the absence of such waivers and/or reimbursements, the LifePath Retirement Portfolio's total return would be lower.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment manager is BFA.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                      PORTFOLIO
                      MANAGER OF
                      THE MASTER
                      PORTFOLIO
NAME                    SINCE        TITLE
 Dagmar Nikles          2005            Director
 Leslie Gambon          2007            Director
 Alan Mason             2009            Managing Director

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
You may purchase or redeem shares of the LifePath Retirement Portfolio each day the New York Stock Exchange ("NYSE" or "Exchange") is open ("a Business Day"). To purchase or sell shares, you should contact your financial intermediary or financial professional, or, if you hold shares through the LifePath Retirement Portfolio, you should contact the LifePath Retirement Portfolio by phone at
(800) 882-0052 or by mail c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456. The LifePath Retirement Portfolio's initial and subsequent investment minimums generally are as follows, although the LifePath Retirement Portfolio may reduce or waive the minimums in some cases:

                                    CLASS A SHARES
                                    --------------

    Minimum Initial Investment      $1,000 for all accounts except:
                                    . $250 for certain fee-based programs
                                    . $100 for retirement plans
                                    . $50, if establishing Automatic Investment Plan
                                    (AIP)
    Minimum Additional Investment   $50 for all accounts except certain retirement plans
                                    and programs may have a lower minimum.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath Retirement Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath Retirement Portfolio shares. The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of the LifePath Retirement Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the LifePath Retirement Portfolio through a broker-dealer or other financial intermediary, the LifePath Retirement
Portfolio and SEI Investments Distribution Co., the LifePath Retirement Portfolio's distributor, or its affiliates may pay the intermediary for the sale of LifePath Retirement Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the LifePath Retirement Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2020 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2020 PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The LifePath 2020 Portfolio of BlackRock Funds III (the "Trust") is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE LIFEPATH 2020 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the LifePath 2020 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BFA. More information about these and other discounts is available from your financial professional and in the "Details about the Share Class" section on page __ of the LifePath 2020 Portfolio's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page __ of the LifePath 2020 Portfolio's statement of additional information. The expenses are deducted from the LifePath 2020 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class A Shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES                                               CLASS A
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                       SHARES
 Maximum Sales Charge (Load) Imposed on Purchases               5.25%
 (as percentage of offering price)
 Maximum Deferred Sales Charge (Load) (as                       None(1)
 percentage of offering price or redemption proceeds,
 whichever is lower)

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(2)                                                                           0.35%
 Distribution and/or Service (12b-1) Fees                                                     0.25%
 Other Expenses                                                                               ____%
  Administration Fees                                                                         0.50%
  Independent Expenses(3)                                                                     ____%
 Acquired Fund Fees and Expenses (Underlying Funds)(4)                                        ____%
 Total Annual Class Operating Expenses(2)(3)(4)(5)                                            ____%
 Fee Waivers and/or Expense Reimbursements(2)(3)                                             (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                       ____%
 Reimbursements(2)(3)(5)(6)

-------
(1) A CDSC of 1.00% is assessed on certain redemptions of Class A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

(2) BFA, the investment adviser to the LifePath 2020 Master Portfolio (the "Master Portfolio"), has contractually agreed to waive its management fee at the Master Portfolio level in an amount equal to the advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(3) "Independent Expenses" consists of those fees and expenses of the Independent Trustees of the LifePath 2020 Portfolio and the Master Portfolio, counsel to the Independent Trustees of the LifePath 2020 Portfolio and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the LifePath 2020 Portfolio and the Master Portfolio that are allocable to the Class A Shares of the LifePath 2020 Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class A Shares of the LifePath 2020 Portfolio and the Master Portfolio, as applicable, for Independent Expenses through December 1,

 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(4) "Acquired Fund Fees and Expenses (Underlying Funds)" reflect the LifePath 2020 Portfolio's pro rata share of the fees and expenses incurred by investing in the Underlying Funds.

(5) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of the Class A Shares of the LifePath 2020 Portfolio and its corresponding Master Portfolio and also reflect a weighted average of the total operating expense ratios of the Underlying Funds in which the Master Portfolio invests.

(6) The LifePath 2020 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Class A Shares of the LifePath 2020 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the LifePath 2020 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the LifePath 2020 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS       5 YEARS       10 YEARS
          $  ___       $  ___        $  ___        $   ___

PORTFOLIO TURNOVER

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect the LifePath 2020 Portfolio's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was __% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE LIFEPATH 2020 PORTFOLIO
--------------------------------------------------------------------------------
The LifePath 2020 Portfolio invests all of its assets in a corresponding Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and the Underlying Funds in proportions based on its own comprehensive investment strategy. The LifePath 2020 Portfolio is one of a group of funds with different allocations.

The LifePath 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. As of March 31, 2010, the LifePath 2020 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is based on a common stock or a group of common stocks. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE LIFEPATH 2020 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the LifePath 2020 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath 2020 Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath 2020 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath 2020 Portfolio.

o ALLOCATION RISK - The LifePath 2020 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath 2020 Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

o BOND INVESTMENT RISK - The value of your investment is also subject to bond investment risks, including extension risk, which is the risk that borrowers may extend the prepayment of their mortgages or loans for longer periods than expected, thereby affecting the security's average life and, potentially, its yield and prepayment risk, which is the risk that borrowers may prepay their mortgages or loans faster than expected, thereby affecting the security's average life and, potentially, its yield.

o CONCENTRATION RISK - The LifePath 2020 Portfolio's strategy of concentrating in securities of companies, a particular market industry, group of industries, sector or asset class, countries, regions or groups of countries means that its performance will be closely tied to the performance of a particular market segment. The LifePath 2020 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath 2020 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

o DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath 2020 Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

o DERIVATIVE SECURITIES RISK - The LifePath 2020 Portfolio's use of derivatives may reduce the LifePath 2020 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath 2020 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

o EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o FOREIGN SECURITIES RISKS - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath 2020 Portfolio will lose money. These risks include:

 o The LifePath 2020 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

 o Changes in foreign currency exchange rates can affect the value of the LifePath 2020 Portfolio's portfolio.

 o The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

 o The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

 o Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

 o Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath 2020 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

o REAL ESTATE-RELATED SECURITIES RISK - The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath 2020

Portfolio's real estate-related investments are concentrated in one geographic area or in one property type, the LifePath 2020 Portfolio will be particularly subject to the risks associated with that area or property type.

o SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath 2020 Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath 2020 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath 2020 Portfolio.

The LifePath 2020 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The performance information for the periods from January 1, 1999 through April 30, 2001 (the date the Class A Shares commenced operations) shows the performance of the Class I Shares of the LifePath 2020 Portfolio adjusted to reflect the fees and expenses of the Class A Shares. Performance from April 30, 2001 through December 31, 2009 reflects the actual performance of Class A Shares.

The bar chart and table in this section provide some indication of the risks of investing in Class A Shares of the LifePath 2020 Portfolio by showing the changes in their performance from year to year. The bar chart shows the returns for Class A Shares of the LifePath 2020 Portfolio for each of the last ten calendar years. The average annual total return table compares the average annual total returns (before and after taxes) of Class A Shares of the LifePath 2020 Portfolio to those of a corresponding index for various periods of time. Effective March 15, 2004, the returns for the LifePath 2020 Portfolio reflect its Master Portfolio's investment in Underlying Funds. For all periods prior to March 15, 2004, the returns for the LifePath 2020 Portfolio reflect the direct investment by its Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. In addition, as of December 31, 2003, BFA made certain changes to its asset allocation strategies for the LifePath 2020 Portfolio, including a change to the frequency with which the LifePath 2020 Portfolio's respective holdings were rebalanced among asset classes from monthly to quarterly. How the LifePath 2020 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BFA and its affiliates had not waived or reimbursed certain LifePath 2020 Portfolio expenses during these periods, the LifePath 2020 Portfolio's returns would have been lower.

LIFEPATH 2020 PORTFOLIO - CLASS A SHARES

                 ANNUAL TOTAL RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2000     -3.99%
2001     -7.43%
2002    -13.01%
2003     20.37%
2004      9.01%
2005      6.28%
2006     12.77%
2007      3.06%
2008    -25.57%
2009     ____

During the periods shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

AS OF 12/31/09
AVERAGE ANNUAL TOTAL RETURNS                                                              1 YEAR   5 YEARS   10 YEARS
 LifePath 2020 Portfolio - Class A Shares
  Return Before Taxes                                                                     ____%     ____%      ____%
  Return After Taxes on Distributions                                                     ____%     ____%      ____%
  Return After Taxes on Distributions and Sale of Fund Shares                             ____%     ____%      ____%
 LifePath 2020 Portfolio Custom Benchmark(1) (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%

 S&P 1500 Index (Reflects no deductions for fees, expenses or taxes.)                     ____%     ____%      ____%
 Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex US IMI Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex USA (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
 (Reflects no deductions for fees, expenses or taxes.)                                    ____%     ____%      ____%
 FTSE EPRA/NAREIT Global Real Estate Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 Cohen & Steers Realty Majors Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%

-------
(1) The LifePath 2020 Portfolio's custom benchmark is a hypothetical representation of the performance of the LifePath 2020 Portfolio's asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2020 Portfolio's custom benchmark are adjusted quarterly to reflect the LifePath 2020 Portfolio's changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the LifePath 2020 Portfolio's custom benchmark: S&P 500 Index(Reg. TM), S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The LifePath 2020 Portfolio's returns after taxes on distributions and sale of LifePath 2020 Portfolio shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of LifePath 2020 Portfolio shares. As a result, the LifePath 2020 Portfolio's returns after taxes on distributions and sale of LifePath 2020 Portfolio shares may exceed the LifePath 2020 Portfolio's returns before taxes and/or returns after taxes on distributions.

BFA and BTC have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the LifePath 2020 Portfolio. When they do so, the LifePath 2020 Portfolio's operating expenses are reduced so that the LifePath 2020 Portfolio's total return is increased. These waivers and reimbursements may be discontinued at any time, except as described above in "Fees and Expenses of the LifePath 2020 Portfolio." In the absence of such waivers and/or reimbursements, the LifePath 2020 Portfolio's total return would be lower.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment manager is BFA.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                      PORTFOLIO
                      MANAGER OF
                      THE MASTER
                      PORTFOLIO
NAME                    SINCE        TITLE
 Dagmar Nikles          2005            Director
 Leslie Gambon          2007            Director
 Alan Mason             2009            Managing Director

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
You may purchase or redeem shares of the LifePath 2020 Portfolio each day the NYSE is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if, you hold shares through the LifePath 2020 Portfolio, you should contact the LifePath 2020 Portfolio by phone at (800) 882-0052 or by mail c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456. The LifePath 2020 Portfolio's initial and subsequent investment minimums generally are as follows, although the LifePath 2020 Portfolio may reduce or waive the minimums in some cases:

                                    CLASS A SHARES
                                    --------------

    Minimum Initial Investment      $1,000 for all accounts except:
                                    . $250 for certain fee-based programs
                                    . $100 for retirement plans
                                    . $50, if establishing Automatic Investment Plan
                                    (AIP)
    Minimum Additional Investment   $50 for all accounts except certain retirement plans
                                    and programs may have a lower minimum.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2020 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2020 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of the LifePath 2020 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the LifePath 2020 Portfolio through a broker-dealer or other financial intermediary, the LifePath 2020 Portfolio and the Distributor or its affiliates may pay the intermediary for the sale of LifePath 2020 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the LifePath 2020 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2030 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2030 PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The LifePath 2030 Portfolio of BlackRock Funds III (the "Trust") is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE LIFEPATH 2030 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the LifePath 2030 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BFA. More information about these and other discounts is available from your financial professional and in the "Details about the Share Class" section on page __ of the LifePath 2030 Portfolio's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page __ of the LifePath 2030 Portfolio's statement of additional information. The expenses are deducted from the LifePath 2030 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class A Shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES                                               CLASS A
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                       SHARES
 Maximum Sales Charge (Load) Imposed on Purchases               5.25%
 (as percentage of offering price)
 Maximum Deferred Sales Charge (Load) (as                       None(1)
 percentage of offering price or redemption proceeds,
 whichever is lower)

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(2)                                                                           0.35%
 Distribution and/or Service (12b-1) Fees                                                     0.25%
 Other Expenses                                                                               ____%
  Administration Fees                                                                         0.50%
  Independent Expenses(3)                                                                     ____%
 Acquired Fund Fees and Expenses (Underlying Funds)(4)                                        ____%
 Total Annual Class Operating Expenses(2)(3)(4)(5)                                            ____%
 Fee Waivers and/or Expense Reimbursements(2)(3)                                             (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                       ____%
 Reimbursements(2)(3)(5)(6)

-------
(1) A CDSC of 1.00% is assessed on certain redemptions of Class A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

(2) BFA, the investment adviser to the LifePath 2030 Master Portfolio (the "Master Portfolio"), has contractually agreed to waive its management fee at the Master Portfolio level in an amount equal to the advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(3) "Independent Expenses" consists of those fees and expenses of the Independent Trustees of the LifePath 2030 Portfolio and the Master Portfolio, counsel to the Independent Trustees of the LifePath 2030 Portfolio and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the LifePath 2030 Portfolio and the Master Portfolio that are allocable to the Class A Shares of the LifePath 2030 Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class A Shares of the LifePath 2030 Portfolio and the Master Portfolio, as applicable, for Independent Expenses through December 1,

 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(4) "Acquired Fund Fees and Expenses (Underlying Funds)" reflect the LifePath 2030 Portfolio's pro rata share of the fees and expenses incurred by investing in the Underlying Funds.

(5) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of the Class A Shares of the LifePath 2030 Portfolio and its corresponding Master Portfolio and also reflect a weighted average of the total operating expense ratios of the Underlying Funds in which the Master Portfolio invests.

(6) The LifePath 2030 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Class A Shares of the LifePath 2030 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the LifePath 2030 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the LifePath 2030 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS       5 YEARS       10 YEARS
          $  ___       $  ___        $  ___        $   ___

PORTFOLIO TURNOVER

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect the LifePath 2030 Portfolio's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was __% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE LIFEPATH 2030 PORTFOLIO
--------------------------------------------------------------------------------
The LifePath 2030 Portfolio invests all of its assets in a corresponding Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and the Underlying Funds in proportions based on its own comprehensive investment strategy. The LifePath 2030 Portfolio is one of a group of funds with different allocations.

The LifePath 2030 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. As of March 31, 2010, the LifePath 2030 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is based on a common stock or a group of common stocks. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE LIFEPATH 2030 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the LifePath 2030 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath 2030 Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath 2030 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath 2030 Portfolio.

o ALLOCATION RISK - The LifePath 2030 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath 2030 Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

o BOND INVESTMENT RISK - The value of your investment is also subject to bond investment risks, including extension risk, which is the risk that borrowers may extend the prepayment of their mortgages or loans for longer periods than expected, thereby affecting the security's average life and, potentially, its yield and prepayment risk, which is the risk that borrowers may prepay their mortgages or loans faster than expected, thereby affecting the security's average life and, potentially, its yield.

o CONCENTRATION RISK - The LifePath 2030 Portfolio's strategy of concentrating in securities of companies, a particular market industry, group of industries, sector or asset class, countries, regions or groups of countries means that its performance will be closely tied to the performance of a particular market segment. The LifePath 2030 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath 2030 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

o DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath 2030 Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

o DERIVATIVE SECURITIES RISK - The LifePath 2030 Portfolio's use of derivatives may reduce the LifePath 2030 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath 2030 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

o EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o FOREIGN SECURITIES RISKS - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath 2030 Portfolio will lose money. These risks include:

 o The LifePath 2030 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

 o Changes in foreign currency exchange rates can affect the value of the LifePath 2030 Portfolio's portfolio.

 o The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

 o The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

 o Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

 o Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath 2030 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

o REAL ESTATE-RELATED SECURITIES RISK - The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath 2030

Portfolio's real estate-related investments are concentrated in one geographic area or in one property type, the LifePath 2030 Portfolio will be particularly subject to the risks associated with that area or property type.

o SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath 2030 Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath 2030 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath 2030 Portfolio. The LifePath 2030 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The performance information for the periods from January 1, 1999 through April 30, 2001 (the date the Class A Shares commenced operations) shows the performance of the Class I Shares of the LifePath 2030 Portfolio adjusted to reflect the fees and expenses of the Class A Shares. Performance from April 30, 2001 through December 31, 2009 reflects the actual performance of Class A Shares.

The bar chart and table in this section provide some indication of the risks of investing in Class A Shares of the LifePath 2030 Portfolio by showing the changes in their performance from year to year. The bar chart shows the returns for Class A Shares of the LifePath 2030 Portfolio for each of the last ten calendar years. The average annual total return table compares the average annual total returns (before and after taxes) of Class A Shares of the LifePath 2030 Portfolio to those of a corresponding index for various periods of time. Effective March 15, 2004, the returns for the LifePath 2030 Portfolio reflect its Master Portfolio's investment in Underlying Funds. For all periods prior to March 15, 2004, the returns for the LifePath 2030 Portfolio reflect the direct investment by its Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. In addition, as of December 31, 2003, BFA made certain changes to its asset allocation strategies for the LifePath 2030 Portfolio, including a change to the frequency with which the LifePath 2030 Portfolio's respective holdings were rebalanced among asset classes from monthly to quarterly. How the LifePath 2030 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BFA and its affiliates had not waived or reimbursed certain LifePath 2030 Portfolio expenses during these periods, the LifePath 2030 Portfolio's returns would have been lower.

LIFEPATH 2030 PORTFOLIO - CLASS A SHARES

                 ANNUAL TOTAL RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2000     -5.90%
2001    -10.54%
2002    -16.04%
2003     23.48%
2004     10.51%
2005      7.37%
2006     14.83%
2007      2.38%
2008    -31.19%
2009     ____

During the periods shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

AS OF 12/31/09
AVERAGE ANNUAL TOTAL RETURNS                                                              1 YEAR   5 YEARS   10 YEARS
 LifePath 2030 Portfolio - Class A Shares
  Return Before Taxes                                                                     ____%     ____%      ____%
  Return After Taxes on Distributions                                                     ____%     ____%      ____%
  Return After Taxes on Distributions and Sale of Fund Shares                             ____%     ____%      ____%
 LifePath 2030 Portfolio Custom Benchmark(1) (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%

 S&P 1500 Index (Reflects no deductions for fees, expenses or taxes.)                     ____%     ____%      ____%
 Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex US IMI Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex USA (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
 (Reflects no deductions for fees, expenses or taxes.)                                    ____%     ____%      ____%
 FTSE EPRA/NAREIT Global Real Estate Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 Cohen & Steers Realty Majors Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%

-------
(1) The LifePath 2030 Portfolio's custom benchmark is a hypothetical representation of the performance of the LifePath 2030 Portfolio's asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2030 Portfolio's custom benchmark are adjusted quarterly to reflect the LifePath 2030 Portfolio's changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the LifePath 2030 Portfolio's custom benchmark: S&P 500 Index(Reg. TM), S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The LifePath 2030 Portfolio's returns after taxes on distributions and sale of LifePath 2030 Portfolio shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of LifePath 2030 Portfolio shares. As a result, the LifePath 2030 Portfolio's returns after taxes on distributions and sale of LifePath 2030 Portfolio shares may exceed the LifePath 2030 Portfolio's returns before taxes and/or returns after taxes on distributions.

BFA and BTC have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the LifePath 2030 Portfolio. When they do so, the LifePath 2030 Portfolio's operating expenses are reduced so that the LifePath 2030 Portfolio's total return is increased. These waivers and reimbursements may be discontinued at any time, except as described above in "Fees and Expenses of the LifePath 2030 Portfolio." In the absence of such waivers and/or reimbursements, the LifePath 2030 Portfolio's total return would be lower.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment manager is BFA.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                      PORTFOLIO
                      MANAGER OF
                      THE MASTER
                      PORTFOLIO
NAME                    SINCE        TITLE
 Dagmar Nikles          2005            Director
 Leslie Gambon          2007            Director
 Alan Mason             2009            Managing Director

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
You may purchase or redeem shares of the LifePath 2030 Portfolio each day the NYSE is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if, you hold shares through the LifePath 2030 Portfolio, you should contact the LifePath 2030 Portfolio by phone at (800) 882-0052 or by mail c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456. The LifePath 2030 Portfolio's initial and subsequent investment minimums generally are as follows, although the LifePath 2030 Portfolio may reduce or waive the minimums in some cases:

                                    CLASS A SHARES
                                    --------------

    Minimum Initial Investment      $1,000 for all accounts except:
                                    . $250 for certain fee-based programs
                                    . $100 for retirement plans
                                    . $50, if establishing Automatic Investment Plan
                                    (AIP)
    Minimum Additional Investment   $50 for all accounts except certain retirement plans
                                    and programs may have a lower minimum.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2030 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2030 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of the LifePath 2030 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the LifePath 2030 Portfolio through a broker-dealer or other financial intermediary, the LifePath 2030 Portfolio and the Distributor or its affiliates may pay the intermediary for the sale of LifePath 2030 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the LifePath 2030 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2040 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2040 PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The LifePath 2040 Portfolio of BlackRock Funds III (the "Trust") is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE LIFEPATH 2040 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the LifePath 2040 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BFA. More information about these and other discounts is available from your financial professional and in the "Details about the Share Class" section on page __ of the LifePath 2040 Portfolio's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page __ of the LifePath 2040 Portfolio's statement of additional information. The expenses are deducted from the LifePath 2040 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class A Shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES                                               CLASS A
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                       SHARES
 Maximum Sales Charge (Load) Imposed on Purchases               5.25%
 (as percentage of offering price)
 Maximum Deferred Sales Charge (Load) (as                       None(1)
 percentage of offering price or redemption proceeds,
 whichever is lower)

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(2)                                                                           0.35%
 Distribution and/or Service (12b-1) Fees                                                     0.25%
 Other Expenses                                                                               ____%
  Administration Fees                                                                         0.50%
  Independent Expenses(3)                                                                     ____%
 Acquired Fund Fees and Expenses (Underlying Funds)(4)                                        ____%
 Total Annual Class Operating Expenses(2)(3)(4)(5)                                            ____%
 Fee Waivers and/or Expense Reimbursements(2)(3)                                             (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                       ____%
 Reimbursements(2)(3)(5)(6)

-------
(1) A CDSC of 1.00% is assessed on certain redemptions of Class A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

(2) BFA, the investment adviser to the LifePath 2040 Master Portfolio (the "Master Portfolio"), has contractually agreed to waive its management fee at the Master Portfolio level in an amount equal to the advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(3) "Independent Expenses" consists of those fees and expenses of the Independent Trustees of the LifePath 2040 Portfolio and the Master Portfolio, counsel to the Independent Trustees of the LifePath 2040 Portfolio and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the LifePath 2040 Portfolio and the Master Portfolio that are allocable to the Class A Shares of the LifePath 2040 Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class A Shares of the LifePath 2040 Portfolio and the Master Portfolio, as applicable, for Independent Expenses through December 1,

 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(4) "Acquired Fund Fees and Expenses (Underlying Funds)" reflect the LifePath 2040 Portfolio's pro rata share of the fees and expenses incurred by investing in the Underlying Funds.

(5) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of the Class A Shares of the LifePath 2040 Portfolio and its corresponding Master Portfolio and also reflect a weighted average of the total operating expense ratios of the Underlying Funds in which the Master Portfolio invests.

(6) The LifePath 2040 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Class A Shares of the LifePath 2040 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the LifePath 2040 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the LifePath 2040 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS       5 YEARS       10 YEARS
          $  ___       $  ___        $  ___        $   ___

PORTFOLIO TURNOVER

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect the LifePath 2040 Portfolio's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was __% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE LIFEPATH 2040 PORTFOLIO
--------------------------------------------------------------------------------
The LifePath 2040 Portfolio invests all of its assets in a corresponding Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and the Underlying Funds in proportions based on its own comprehensive investment strategy. The LifePath 2040 Portfolio is one of a group of funds with different allocations.

The LifePath 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. As of March 31, 2010, the LifePath 2040 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is based on a common stock or a group of common stocks. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE LIFEPATH 2040 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the LifePath 2040 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath 2040 Portfolio or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the LifePath 2040 Portfolio. An investment in the LifePath 2040 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o ALLOCATION RISK - The LifePath 2040 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath 2040 Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

o BOND INVESTMENT RISK - The value of your investment is also subject to bond investment risks, including extension risk, which is the risk that borrowers may extend the prepayment of their mortgages or loans for longer periods than expected, thereby affecting the security's average life and, potentially, its yield and prepayment risk, which is the risk that borrowers may prepay their mortgages or loans faster than expected, thereby affecting the security's average life and, potentially, its yield.

o CONCENTRATION RISK - The LifePath 2040 Portfolio's strategy of concentrating in securities of companies, a particular market industry, group of industries, sector or asset class, countries, regions or groups of countries means that its performance will be closely tied to the performance of a particular market segment. The LifePath 2040 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath 2040 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

o DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath 2040 Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

o DERIVATIVE SECURITIES RISK - The LifePath 2040 Portfolio's use of derivatives may reduce the LifePath 2040 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath 2040 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

o EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o FOREIGN SECURITIES RISKS - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath 2040 Portfolio will lose money. These risks include:

 o The LifePath 2040 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

 o Changes in foreign currency exchange rates can affect the value of the LifePath 2040 Portfolio's portfolio.

 o The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

 o The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

 o Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

 o Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath 2040 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

o REAL ESTATE-RELATED SECURITIES RISK - The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath 2040

Portfolio's real estate-related investments are concentrated in one geographic area or in one property type, the LifePath 2040 Portfolio will be particularly subject to the risks associated with that area or property type.

o SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath 2040 Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath 2040 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath 2040 Portfolio.

The LifePath 2040 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The performance information for the periods from January 1, 1999 through April 30, 2001 (the date the Class A Shares commenced operations) shows the performance of the Class I Shares of the LifePath 2040 Portfolio adjusted to reflect the fees and expenses of the Class A Shares. Performance from April 30, 2001 through December 31, 2009 reflects the actual performance of Class A Shares.

The bar chart and table in this section provide some indication of the risks of investing in Class A Shares of the LifePath 2040 Portfolio by showing the changes in their performance from year to year. The bar chart shows the returns for Class A Shares of the LifePath 2040 Portfolio for each of the last ten calendar years. The average annual total return table compares the average annual total returns (before and after taxes) of Class A Shares of the LifePath 2040 Portfolio to those of a corresponding index for various periods of time. Effective March 15, 2004, the returns for the LifePath 2040 Portfolio reflect its Master Portfolio's investment in Underlying Funds. For all periods prior to March 15, 2004, the returns for the LifePath 2040 Portfolio reflect the direct investment by its Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. In addition, as of December 31, 2003, BFA made certain changes to its asset allocation strategies for the LifePath 2040 Portfolio, including a change to the frequency with which the LifePath 2040 Portfolio's respective holdings were rebalanced among asset classes from monthly to quarterly. How the LifePath 2040 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BFA and its affiliates had not waived or reimbursed certain LifePath 2040 Portfolio expenses during these periods, the LifePath 2040 Portfolio's returns would have been lower.

LIFEPATH 2040 PORTFOLIO - CLASS A SHARES

                 ANNUAL TOTAL RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2000     -9.96%
2001    -13.64%
2002    -18.58%
2003     27.66%
2004     11.08%
2005      8.01%
2006     16.64%
2007      1.78%
2008    -35.56%
2009     ____

During the periods shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

AS OF 12/31/09
AVERAGE ANNUAL TOTAL RETURNS                                                              1 YEAR   5 YEARS   10 YEARS
 LifePath 2040 Portfolio - Class A Shares
  Return Before Taxes                                                                     ____%     ____%      ____%
  Return After Taxes on Distributions                                                     ____%     ____%      ____%
  Return After Taxes on Distributions and Sale of Fund Shares                             ____%     ____%      ____%
 LifePath 2040 Portfolio Custom Benchmark(1) (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%

 S&P 1500 Index (Reflects no deductions for fees, expenses or taxes.)                     ____%     ____%      ____%
 Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex US IMI Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex USA (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
 (Reflects no deductions for fees, expenses or taxes.)                                    ____%     ____%      ____%
 FTSE EPRA/NAREIT Global Real Estate Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 Cohen & Steers Realty Majors Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%

-------
(1) The LifePath 2040 Portfolio's custom benchmark is a hypothetical representation of the performance of the LifePath 2040 Portfolio's asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2040 Portfolio's custom benchmark are adjusted quarterly to reflect the LifePath 2040 Portfolio's changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the LifePath 2040 Portfolio's custom benchmark: S&P 500 Index(Reg. TM), S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The LifePath 2040 Portfolio's returns after taxes on distributions and sale of LifePath 2040 Portfolio shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of LifePath 2040 Portfolio shares. As a result, the LifePath 2040 Portfolio's returns after taxes on distributions and sale of LifePath 2040 Portfolio shares may exceed the LifePath 2040 Portfolio's returns before taxes and/or returns after taxes on distributions.

BFA and BTC have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the LifePath 2040 Portfolio. When they do so, the LifePath 2040 Portfolio's operating expenses are reduced so that the LifePath 2040 Portfolio's total return is increased. These waivers and reimbursements may be discontinued at any time, except as described above in "Fees and Expenses of the LifePath 2040 Portfolio." In the absence of such waivers and/or reimbursements, the LifePath 2040 Portfolio's total return would be lower.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment manager is BFA.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                      PORTFOLIO
                      MANAGER OF
                      THE MASTER
                      PORTFOLIO
NAME                    SINCE        TITLE
 Dagmar Nikles          2005            Director
 Leslie Gambon          2007            Director
 Alan Mason             2009            Managing Director

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
You may purchase or redeem shares of the LifePath 2040 Portfolio each day the NYSE is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if, you hold shares through the LifePath 2040 Portfolio, you should contact the LifePath 2040 Portfolio by phone at (800) 882-0052 or by mail c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456. The LifePath 2040 Portfolio's initial and subsequent investment minimums generally are as follows, although the LifePath 2040 Portfolio may reduce or waive the minimums in some cases:

                                    CLASS A SHARES
                                    --------------

    Minimum Initial Investment      $1,000 for all accounts except:
                                    . $250 for certain fee-based programs
                                    . $100 for retirement plans
                                    . $50, if establishing Automatic Investment Plan
                                    (AIP)
    Minimum Additional Investment   $50 for all accounts except certain retirement plans
                                    and programs may have a lower minimum.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2040 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2040 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of the LifePath 2040 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the LifePath 2040 Portfolio through a broker-dealer or other financial intermediary, the LifePath 2040 Portfolio and the Distributor or its affiliates may pay the intermediary for the sale of LifePath 2040 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the LifePath 2040 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2050 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2050 PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The LifePath 2050 Portfolio of BlackRock Funds III is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050. The LifePath 2050 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE LIFEPATH 2050 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the LifePath 2050 Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BFA. More information about these and other discounts is available from your financial professional and in the "Details about the Share Class" section on page __ of the LifePath 2050 Portfolio's prospectus and in the "Purchase, Redemption and Pricing of Shares" section on page __ of the LifePath 2050 Portfolio's statement of additional information. The expenses are deducted from the LifePath 2050 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class A Shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES                                               CLASS A
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                       SHARES
 Maximum Sales Charge (Load) Imposed on Purchases               5.25%
 (as percentage of offering price)
 Maximum Deferred Sales Charge (Load) (as                       None(1)
 percentage of offering price or redemption proceeds,
 whichever is lower)

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(2)                                                                           0.35%
 Distribution and/or Service (12b-1) Fees                                                     0.25%
 Other Expenses                                                                               ____%
  Administration Fees                                                                         0.50%
  Independent Expenses(3)                                                                     ____%
 Acquired Fund Fees and Expenses (Underlying Funds)(4)                                        ____%
 Total Annual Class Operating Expenses(2)(3)(4)(5)                                            ____%
 Fee Waivers and/or Expense Reimbursements(2)(3)                                             (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                       ____%
 Reimbursements(2)(3)(5)(6)

-------
(1) A CDSC of 1.00% is assessed on certain redemptions of Class A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

(2) BFA, the investment adviser to the LifePath 2050 Master Portfolio (the "Master Portfolio"), has contractually agreed to waive its management fee at the Master Portfolio level in an amount equal to the advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(3) "Independent Expenses" consists of those fees and expenses of the Independent Trustees of the LifePath 2050 Portfolio and the Master Portfolio, counsel to the Independent Trustees of the LifePath 2050 Portfolio and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the LifePath 2050 Portfolio and the Master Portfolio that are allocable to the Class A Shares of the LifePath 2050 Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class A Shares of the LifePath 2050 Portfolio and the Master Portfolio, as applicable, for Independent Expenses through December 1,

      2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(4) "Acquired Fund Fees and Expenses (Underlying Funds)" reflect the LifePath 2050 Portfolio's pro rata share of the fees and expenses incurred by investing in the Underlying Funds.

(5) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of the Class A Shares of the LifePath 2050 Portfolio and its corresponding Master Portfolio and also reflect a weighted average of the total operating expense ratios of the Underlying Funds in which the Master Portfolio invests.

(6) The LifePath 2050 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Class A Shares of the LifePath 2050 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the LifePath 2050 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the LifePath 2050 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS       5 YEARS       10 YEARS
          $  ___       $  ___        $  ___        $   ___

PORTFOLIO TURNOVER

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect the LifePath 2050 Portfolio's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was __% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE LIFEPATH 2050 PORTFOLIO
--------------------------------------------------------------------------------
The LifePath 2050 Portfolio invests all of its assets in a corresponding Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and the Underlying Funds in proportions based on its own comprehensive investment strategy. The LifePath 2050 Portfolio is one of a group of funds with different allocations.

The LifePath 2050 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. As of March 31, 2010, the LifePath 2050 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is based on a common stock or a group of common stocks. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE LIFEPATH 2050 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the LifePath 2050 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath 2050 Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath 2050 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath 2050 Portfolio.

o ALLOCATION RISK - The LifePath 2050 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath 2050 Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

o BOND INVESTMENT RISK - The value of your investment is also subject to bond investment risks, including extension risk, which is the risk that borrowers may extend the prepayment of their mortgages or loans for longer periods than expected, thereby affecting the security's average life and, potentially, its yield and prepayment risk, which is the risk that borrowers may prepay their mortgages or loans faster than expected, thereby affecting the security's average life and, potentially, its yield.

o CONCENTRATION RISK - The LifePath 2050 Portfolio's strategy of concentrating in securities of companies, a particular market industry, group of industries, sector or asset class, countries, regions or groups of countries means that its performance will be closely tied to the performance of a particular market segment. The LifePath 2050 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath 2050 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

o DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath 2050 Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

o DERIVATIVE SECURITIES RISK - The LifePath 2050 Portfolio's use of derivatives may reduce the LifePath 2050 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath 2050 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

o EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o FOREIGN SECURITIES RISKS - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath 2050 Portfolio will lose money. These risks include:

 o The LifePath 2050 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

 o Changes in foreign currency exchange rates can affect the value of the LifePath 2050 Portfolio's portfolio.

 o The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

 o The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

 o Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

 o Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath 2050 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

o REAL ESTATE-RELATED SECURITIES RISK - The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath 2050

Portfolio's real estate-related investments are concentrated in one geographic area or in one property type, the LifePath 2050 Portfolio will be particularly subject to the risks associated with that area or property type.

o SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath 2050 Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath 2050 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath 2050 Portfolio.

The LifePath 2050 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in Class A Shares of the LifePath 2050 Portfolio by showing the changes in their performance from year to year. The bar chart shows the returns for Class A Shares of the LifePath 2050 Portfolio for the last calendar year. The average annual total return table compares the average annual total returns (before and after taxes) of Class A Shares of the LifePath 2050 Portfolio to those of a corresponding index for various periods of time. How the LifePath 2050 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BFA and its affiliates had not waived or reimbursed certain LifePath 2050 Portfolio expenses during these periods, the LifePath 2050 Portfolio's returns would have been lower.

LIFEPATH 2050 PORTFOLIO - CLASS A SHARES

                ANNUAL TOTAL RETURNS (YEAR ENDED DECEMBER 31)

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

2009   ____%

                                                                                                              SINCE
                                                                                                            INCEPTION
AS OF 12/31/09                                                                                              JUNE 30,
AVERAGE ANNUAL TOTAL RETURNS                                                                  1 YEAR          2008
 LifePath 2050 Portfolio - Class A Shares
  Return Before Taxes                                                                          ____%           ____%
  Return After Taxes on Distributions                                                          ____%           ____%
  Return After Taxes on Distributions and Sale of Fund Shares                                  ____%           ____%
 LifePath 2050 Portfolio Custom Benchmark(1) (Reflects no deductions for fees,
 expenses or taxes.)                                                                           ____%           ____%

 S&P 1500 Index (Reflects no deductions for fees, expenses or taxes.)                          ____%           ____%
 Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                           ____%           ____%
 MSCI All Country World Index ex US IMI Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                           ____%           ____%
 MSCI All Country World Index ex USA (Reflects no deductions for fees, expenses or
 taxes.)                                                                                       ____%           ____%
 Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                       ____%           ____%
 Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
 (Reflects no deductions for fees, expenses or taxes.)                                         ____%           ____%
 FTSE EPRA/NAREIT Global Real Estate Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                           ____%           ____%
 Cohen & Steers Realty Majors Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                       ____%           ____%

-------
(1) The LifePath 2050 Portfolio's custom benchmark is a hypothetical representation of the performance of the LifePath 2050 Portfolio's asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2050 Portfolio's custom benchmark are adjusted quarterly to reflect the LifePath 2050 Portfolio's changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the LifePath 2050 Portfolio's custom benchmark: S&P 500 Index(Reg. TM), S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The LifePath 2050 Portfolio's returns after taxes on distributions and sale of LifePath 2050 Portfolio shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of LifePath 2050 Portfolio shares. As a result, the LifePath 2050 Portfolio's returns after taxes on distributions and sale of LifePath 2050 Portfolio shares may exceed the LifePath 2050 Portfolio's returns before taxes and/or returns after taxes on distributions.

BFA and BTC have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the LifePath 2050 Portfolio. When they do so, the LifePath 2050 Portfolio's operating expenses are reduced so that the LifePath 2050 Portfolio's total return is increased. These waivers and reimbursements may be discontinued at any time, except as described above in "Fees and Expenses of the LifePath 2050 Portfolio." In the absence of such waivers and/or reimbursements, the LifePath 2050 Portfolio's total return would be lower.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment manager is BFA.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                      PORTFOLIO
                      MANAGER OF
                      THE MASTER
                      PORTFOLIO
NAME                    SINCE        TITLE
 Dagmar Nikles          2005            Director
 Leslie Gambon          2007            Director
 Alan Mason             2009            Managing Director

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
You may purchase or redeem shares of the LifePath 2050 Portfolio each day the NYSE is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if, you hold shares through the LifePath 2050 Portfolio, you should contact the LifePath 2050 Portfolio by phone at (800) 882-0052 or by mail c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456. The LifePath 2050 Portfolio's initial and subsequent investment minimums generally are as follows, although the LifePath 2050 Portfolio may reduce or waive the minimums in some cases:

                                    CLASS A SHARES
                                    --------------

    Minimum Initial Investment      $1,000 for all accounts except:
                                    . $250 for certain fee-based programs
                                    . $100 for retirement plans
                                    . $50, if establishing Automatic Investment Plan
                                    (AIP)
    Minimum Additional Investment   $50 for all accounts except certain retirement plans
                                    and programs may have a lower minimum.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2050 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2050 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of the LifePath 2050 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the LifePath 2050 Portfolio through a broker-dealer or other financial intermediary, the LifePath 2050 Portfolio and the Distributor or its affiliates may pay the intermediary for the sale of LifePath 2050 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the LifePath 2050 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Details About the LifePath Portfolios
--------------------------------------------------------------------------------
INVESTMENT TIME HORIZONS
--------------------------------------------------------------------------------
Each LifePath Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors on average may be willing to accept given an investment time horizon. An investor's time horizon marks the point when the investor plans to start making net withdrawals from his or her investments. In other words, the time when they will cease making new contributions to their investments. For many LifePath investors, their time horizon is tied to the date that they plan to retire and begin gradually utilizing their investment to support themselves in retirement. For other LifePath investors, their time horizon may represent the date when they plan to make substantial withdrawals for another purpose, such as a major purchase.

As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns. Each LifePath Portfolio has its own time horizon, as described in its investment objective above, which affects the targeted risk level of that LifePath Portfolio and, in turn, its asset allocation.

The allocations for the LifePath Retirement Portfolio reflect the expectation that investors in or near retirement, or otherwise seeking current income, are willing to take some risk of loss of their investment in hopes of achieving moderate long term growth of capital. The LifePath Retirement Portfolio is designed to help balance two risk factors that investors face during retirement: market risk (potential declines in market values) and longevity risk (living longer than expected). Specifically, the portfolio seeks to enable investors to maintain a steady withdrawal rate (about 3-5% per year) throughout their retirement without exhausting their investment. There is no guarantee that the performance of the LifePath Retirement Portfolio will be sufficient to enable this withdrawal rate or that any one withdrawal rate is appropriate for all investors. Investors should work with a financial advisor or other expert to determine a sustainable withdrawal rate for their circumstances, and that withdrawal rate should be periodically reassessed throughout retirement as the value of the investor's portfolio changes.

Each LifePath Portfolio has a distinct investment objective tied to its time horizon:

   o LifePath Retirement Portfolio is managed for investors seeking income and moderate long-term growth of capital.

   o LifePath 2020 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020.

   o LifePath 2030 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030.

   o LifePath 2040 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.

   o LifePath 2050 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050.

You should carefully consider the asset allocation and risks of each LifePath Portfolio before deciding whether to invest.

The LifePath Portfolios are designed to offer individual investors comprehensive asset allocation strategies tailored to the time when they expect to begin withdrawing assets. Asset allocation is the distribution of investments among broad types of asset classes: equity securities, bonds and money market instruments. Each LifePath Portfolio invests all of its assets in a separate mutual fund, called a Master Portfolio, that has an investment objective substantially identical to the LifePath Portfolio. To implement the asset allocation strategy, each Master Portfolio, in turn, invests in a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy that gradually becomes more conservative as the year in the LifePath Portfolio's name approaches, except for the LifePath Retirement Portfolio, which is already in its most conservative phase. BFA is the investment adviser to the Master Portfolios. For simplicity's sake, all discussion of investment objective, strategies and risks of a particular LifePath Portfolio refers also to the investment objective, strategies and risks of the Master Portfolio, unless otherwise indicated. A description of the relationship of the LifePath Portfolios to their Master

Portfolios appears under the heading "Shareholder Information - Master/Feeder Mutual Fund Structure" in this prospectus ("Prospectus").

WHICH LIFEPATH PORTFOLIO TO CONSIDER

The first step in choosing which LifePath Portfolio to consider is answering a key question: When will you need the money you are thinking of investing? Will it be in ten years, when your kids are ready for college? Or 30 years, when you retire?

The number in the name of most of the LifePath Portfolios is actually a year - a "target year" when you might expect to begin withdrawing your money. Selecting the LifePath Portfolio that may be most appropriate for your investment may be as simple as matching your target year with the closest LifePath Portfolio target year.

For example, let's say that you are investing for retirement purposes, and that you expect to retire at age 60. If you are 45 years old, you have 15 years before retirement. By adding 15 to the current year, you can define your "target year." If you expect to retire in the year 2024, as in this example, you may conclude that the LifePath 2020 Portfolio is the most appropriate LifePath Portfolio for you.

The investment mix of the LifePath Portfolios gradually shift from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the LifePath Portfolios increasingly conservative.

In making your investment decision, you should keep in mind:

o The LifePath Portfolios' investment strategies derive from the risk tolerance of average investors with a particular time horizon.

o The LifePath Portfolios' time horizons are based on the year in their name, except for the LifePath Retirement Portfolio, which is designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment.

If you are willing to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns, you may invest some or all of your assets in a LifePath Portfolio with a longer time horizon. If you desire a more conservative investment and are willing to forego some potential returns, you may invest some or all of your assets in a LifePath Portfolio with a shorter time horizon. The final choice is yours.

A FURTHER DISCUSSION OF PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Each LifePath Portfolio invests all of its assets in a corresponding Master Portfolio which allocates and reallocates its assets among the Underlying
Funds. The Master Portfolios with longer time horizons invest a greater portion of their assets in Underlying Funds that invest in equity securities, which provide a greater opportunity for capital appreciation over the long-term but have a greater risk of loss. The Master Portfolios with shorter time horizons invest a greater portion of their assets in Underlying Funds that invest in bonds and money market instruments, which typically offer reduced risk and price volatility but forego some potential returns. Accordingly, under normal circumstances, the LifePath Portfolios with shorter time horizons have lower expected returns than the LifePath Portfolios with longer time horizons.

Each LifePath Portfolio pursues a common strategy of allocating and reallocating its assets among the Underlying Funds. The LifePath Portfolios with longer time horizons invest a greater portion of their assets in Underlying Funds that invest in equity securities, which provide a greater potential to achieve higher returns over the long-term but have a greater risk of loss. In addition to investing in Underlying Funds, each LifePath Portfolio may borrow, lend its portfolio securities to brokers, dealers and financial institutions, and invest the collateral in certain short-term instruments either directly or through one or more joint accounts or money market funds, as described in greater detail in the LifePath Portfolios' combined Statement of Additional Information ("SAI").

The LifePath Portfolios with shorter time horizons invest a greater portion of their assets in Underlying Funds that invest in bonds, which typically offer reduced risk of loss and less price volatility, but forego some potential returns. Accordingly, under normal circumstances, the LifePath Portfolios with shorter time horizons have lower expected returns than the LifePath Portfolios with longer time horizons. As each LifePath Portfolio approaches its designated time horizon, it systematically seeks to reduce the level of risk by allocating assets more conservatively among the Underlying Funds. This systematic shift toward more conservative investments is designed to reduce the risk of significant reductions in the value of an investment in a LifePath Portfolio as it approaches its time horizon.

For example, the LifePath Retirement Portfolio has entered its "retirement phase" and seeks to maximize returns consistent with the risk that an average investor in retirement may be willing to accept. This does not mean, however, that it invests exclusively, or primarily, in Underlying Funds that are money market funds. Rather, because BFA believes that most investors are still willing to take some risks in pursuing returns even while drawing on their investments, almost all of the LifePath Retirement Portfolio's assets will continue to be allocated to Underlying Funds that are equity and bond funds.

In determining the allocation of assets to the Underlying Funds, BFA uses a proprietary investment model that analyzes securities market data, including risk, asset class correlations, and expected returns, to provide portfolio allocations among the asset classes represented by the Underlying Funds. The allocations are periodically monitored and rebalanced in an effort to maximize expected return for a given level of risk. In managing the LifePath Portfolios, BFA focuses on long-term targets and objectives. The progression over time of a LifePath Portfolio's asset allocation to more conservative asset classes is a relatively steady process resulting in only gradual changes to the asset allocation from quarter to quarter. The Underlying Funds invest in a mix of equity securities, bonds and money market instruments. Certain Underlying Funds invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivatives, which are subject to additional risks, as described in the "A Further Discussion of Risk Factors" section of this Prospectus. The investment model adjusts each LifePath Portfolio's risk level by gradually making it more conservative as the year in the LifePath Portfolio's name approaches, except for the LifePath Retirement Portfolio, which is already in its most conservative phase.

When a LifePath Portfolio reaches its stated time horizon and enters its most conservative phase, the allocation of its assets is expected to be similar to that of the LifePath Retirement Portfolio. Such LifePath Portfolio and the LifePath Retirement Portfolio may then continue to operate as separate funds or, subject to approval by the LifePath Portfolios' Board of Trustees, they may be merged into a single fund.

THE UNDERLYING FUNDS

Two of the Underlying Funds - the Active Stock Master Portfolio and the CoreAlpha Bond Master Portfolio - are diversified portfolios of Master Investment Portfolio. The Active Stock Master Portfolio seeks to provide long-term appreciation of capital. BFA invests the Active Stock Master Portfolio's assets using a proprietary quantitative model that is designed to select stocks based on an analysis of a wide range of company-specific factors. The CoreAlpha Bond Master Portfolio seeks to provide a combination of income and capital growth. BFA invests the CoreAlpha Bond Master Portfolio's assets pursuant to a systematic method that relies on proprietary quantitative models to allocate assets among various bond sectors by evaluating each sector's relative value and risk-adjusted return.

The remaining Underlying Funds, other than the BlackRock Cash Funds:
Institutional (the "Underlying Money Market Fund") are exchange-traded funds ("ETFs") that are part of the iShares family of funds ("Underlying iShares Funds"). Each of the Underlying iShares Funds seeks investment results that correspond generally to the performance, before fees and expenses, of its underlying index. As a result, adverse performance of a particular security in an Underlying iShares Fund's portfolio will ordinarily not result in the elimination of the security from the Underlying iShares Fund's portfolio. Each Underlying iShares Fund offers and issues iShares at their net asset value per share only to certain institutional investors in aggregations of a specified number of iShares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. The iShares for these Underlying iShares Funds are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges. BFA purchases iShares on behalf of the Master Portfolios in the secondary market.

The relative weightings for each Master Portfolio in the various Underlying Funds will vary over time, and BFA is not required to invest any Master Portfolio's assets in each of the Underlying Funds or in any particular percentage in any given Underlying Fund. BFA may add, eliminate or replace Underlying Funds at any time.

Each Master Portfolio currently expects to invest in some or all of the Underlying Funds described below:

ACTIVE STOCK MASTER PORTFOLIO

Seeks to provide long-term appreciation of capital. The Active Stock Master Portfolio invests, under normal circumstances, at least 80% of its assets in common stocks. The Active Stock Master Portfolio invests primarily in equity securities of U.S. companies with market capitalizations similar to the range of market capitalizations represented in the Standard & Poor's S&P 500 Index(Reg. TM). BFA invests the Active Stock Master Portfolio's assets using a proprietary quantitative model that is designed to select stocks based on an analysis of a wide range of company-specific factors, such as relative values based on earnings and cash flows; earnings quality as measured by the company's financial condition and earnings reports; sentiment as expressed through management and market participant behavior; and industry classification. BFA considers risk parameters in deciding upon the Active Stock Master Portfolio's aggregate holdings, and factors trading costs into its stock selection process.

COREALPHA BOND MASTER PORTFOLIO

Seeks to provide a combination of income and capital growth. BFA invests the CoreAlpha Bond Master Portfolio's assets pursuant to a systematic method that relies on proprietary quantitative models to allocate assets among various bond sectors by evaluating each sector's relative value and risk-adjusted return. BFA's models also allocate assets among bonds of different maturities based on yield characteristics and expectations. Specific investment selection decisions are made on the basis of evaluations of relative value, credit quality and other factors. The CoreAlpha Bond Master Portfolio invests, under normal circumstances, at least 80% of its assets in bonds. For the purposes of this strategy, "bonds" include the following: obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; debt obligations of U.S. corporations; U.S. dollar-denominated debt obligations of foreign issuers; municipal securities; and asset-backed securities. The CoreAlpha Bond Master Portfolio invests a substantial portion of its assets in U.S.-registered, dollar-denominated bonds. The CoreAlpha Bond Master Portfolio may invest in bonds of any maturity or duration.

BLACKROCK CASH FUNDS: INSTITUTIONAL

Seeks a high level of income consistent with liquidity and the preservation of capital. The BlackRock Cash Funds: Institutional invests in high-quality, short-term money market instruments that include fixed-rate, floating-rate and variable-rate debt securities. The BlackRock Cash Funds: Institutional also may invest in high-quality, short-term U.S. and foreign government debt, including the debt of agencies and instrumentalities, such as the Federal National Mortgage Association ("Fannie Mae"), U.S. and foreign bank obligations, corporate obligations, repurchase agreements and asset-backed securities.

UNDERLYING ISHARES FUNDS

In managing each of the Underlying iShares Funds, BFA uses a representative sampling index strategy. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the applicable underlying index. Underlying iShares Funds that use representative sampling may or may not hold all of the securities in the relevant underlying index.

ISHARES S&P 500 INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Index(Reg. TM). The S&P 500 Index(Reg. TM) measures the performance of the large-capitalization sector of the U.S. equity market. The component stocks are weighted according to the float-adjusted market value of their outstanding shares.

ISHARES S&P MIDCAP 400 INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400 IndexTM. The S&P MidCap 400TM Index measures the performance of the mid-capitalization sector of the U.S. equity market. The stocks in the S&P MidCap 400 IndexTM have a market capitalization between $750 million and $3.3 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation. The S&P MidCap 400 IndexTM consists of stocks from a broad range of industries.

ISHARES S&P SMALLCAP 600 INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600 IndexTM. The S&P SmallCap 600 IndexTM measures the performance of the small-capitalization sector of the U.S. equity market. The stocks in the S&P SmallCap 600 IndexTM have a market capitalization between $200 million and $1 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation.

ISHARES S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P National AMT-Free Municipal Bond Index. The S&P National AMT-Free Municipal Bond Index measures the performance of the investment-grade segment of the U.S. municipal bond market. As of March 31, 2010, there were ____ issues in the S&P National AMT-Free Municipal Bond Index.

ISHARES S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Natural Resources Sector IndexTM. The S&P North American Natural Resources Sector IndexTM measures the performance of U.S.-traded stocks of natural resource-related companies in the U.S. and Canada, and includes companies in the following categories: producers of oil, gas and consumable fuels, energy equipment and services, metals and mining, manufacturers of paper and forest products, and producers of construction materials, containers and packaging.

ISHARES RUSSELL MIDCAP INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Index. The Russell Midcap Index measures the performance of the mid-capitalization sector of the U.S. equity market. The Russell Midcap Index is a float-adjusted, capitalization-weighted index of the 800 smallest issuers in the Russell 1000(Reg. TM) Index.

ISHARES RUSSELL 2000 INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index. The Russell 2000 Index measures the performance of the small capitalization sector of the U.S. equity market. The Russell 2000 Index is a float-adjusted, capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000(Reg. TM) Index.

ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Index. The Cohen & Steers Index consists of selected U.S. REITs. The objective of the Cohen & Steers Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Cohen & Steers Index based on a rigorous review of several factors, including management, portfolio quality, and sector and geographic diversification. The REITs selected for inclusion in the Cohen & Steers Index must meet minimum market capitalization and liquidity requirements. The Cohen & Steers Index is weighted according to the total market value of each REIT's outstanding shares and is adjusted quarterly so that no REIT represents more than 8% of the Cohen & Steers Index. Within the REIT market, the Cohen & Steers Index is diversified across property sectors that represent the current market.

ISHARES FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index. The FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index measures the stock performance of companies engaged in the ownership and development of the following real estate markets defined as developed by FTSE EPRA/NAREIT: Canada, Europe (including Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom (including the Channel Islands)), Middle East (Israel) and Asia (including Australia, Hong Kong, Japan, New Zealand and Singapore). As of _____ __, ____, the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index was comprised of stocks of companies in the following markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

ISHARES MSCI CANADA INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Canada Index developed by MSCI Inc. ("MSCI"). The MSCI Canada Index consists of stocks traded primarily on the Toronto Stock Exchange.

ISHARES MSCI EAFE INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE(Reg. TM) Index. The MSCI EAFE(Reg. TM) Index has been developed by MSCI as an equity benchmark for its international stock performance. The MSCI EAFE Index includes stocks from Europe, Australasia and the Far East.

ISHARES MSCI EAFE SMALL CAP INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Small Cap Index. The MSCI EAFE Small Cap Index represents the small cap size segment of the MSCI EAFE Index. The MSCI EAFE(Reg. TM) Index includes securities from Europe, Australasia and the Far East. Under MSCI's Global Investable Market Index methodology, the small cap universe consists of the securities of those companies whose securities are not included in the large cap or mid cap segments of a particular market, which together comprise approximately 85% of each market's free float-adjusted market capitalization. The small cap segment covers the 85%-99% range of each market's free float-adjusted market capitalization.

ISHARES MSCI EMERGING MARKETS INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index. The MSCI Emerging Markets Index is designed to measure equity market performance in the global emerging markets. As of _____ __, ____, the MSCI Emerging Markets Index consisted of the following 22 emerging market country indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary,

India, Indonesia, Israel, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. Emerging market country indexes may be added to or deleted from the MSCI Emerging Markets Index from time to time. The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest up to 10% of its assets in shares of other iShares funds that invest in securities in the MSCI Emerging Markets Index. BFA waives a portion of its advisory fees otherwise due from the iShares MSCI Emerging Markets Index Fund in an amount equal to the portfolio management fees incurred by assets that are invested in shares of other iShares funds.

ISHARES BARCLAYS 1-3 YEAR CREDIT BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 1-3 Year Credit Bond Index. The Barclays Capital U.S. 1-3 Year Credit Bond Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than three years.

ISHARES BARCLAYS 1-3 YEAR TREASURY BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 1-3 Year Treasury Bond Index. The Barclays Capital U.S. 1-3 Year Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years.

ISHARES BARCLAYS 3-7 YEAR TREASURY BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 3-7 Year Treasury Bond Index. The Barclays Capital U.S. 3-7 Year Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years.

ISHARES BARCLAYS 7-10 YEAR TREASURY BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 7-10 Year Treasury Bond Index. The Barclays Capital U.S. 7-10 Year Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years.

ISHARES BARCLAYS 10-20 YEAR TREASURY BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 10-20 Year Treasury Bond Index. The Barclays Capital U.S. 10-20 Year Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to ten years and less than 20 years.

ISHARES BARCLAYS 20+ YEAR TREASURY BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 20+ Year Treasury Bond Index. The Barclays Capital U.S. 20+ Year Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 or more years.

ISHARES BARCLAYS AGGREGATE BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index measures the performance of the total U.S. investment-grade bond market, which includes investment-grade U.S. Treasury bonds, government-related bonds, investment-grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The securities in the Barclays Capital U.S. Aggregate Bond Index have $250 million or more of outstanding face value and have at least one year remaining to maturity. In addition, the securities must be U.S. dollar-denominated, fixed-rate and non-convertible. Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds are excluded from the Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index is market capitalization weighted and the securities in the Barclays Capital U.S. Aggregate Bond Index are updated on the last calendar day of each month.

ISHARES BARCLAYS CREDIT BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Credit Bond Index. The Barclays Capital U.S. Credit Bond Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year.

ISHARES BARCLAYS GOVERNMENT/CREDIT BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Government/Credit Bond Index. The Barclays Capital U.S. Government/Credit Bond Index measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (I.E., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment-grade credit securities that have a remaining maturity of greater than or equal to one year.

ISHARES BARCLAYS INTERMEDIATE CREDIT BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Credit Bond Index. The Barclays Capital U.S. Intermediate Credit Bond Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than ten years.

ISHARES BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Government/Credit Bond Index. The Barclays Capital U.S. Intermediate Government/Credit Bond Index measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (I.E., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment-grade credit securities that have a remaining maturity of greater than or equal to one year and less than ten years.

ISHARES BARCLAYS MBS BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. MBS Index. The Barclays Capital U.S. MBS Index measures the performance of investment-grade mortgage-backed pass-through securities issued by the Government National Mortgage Association, Fannie Mae and the Federal Home Loan Mortgage
Corporation.

ISHARES BARCLAYS SHORT TREASURY BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Short Treasury Bond Index. The Barclays Capital U.S. Short Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months.

ISHARES BARCLAYS TIPS BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as "TIPS."

ISHARES JPMORGAN USD EMERGING MARKETS BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan EMBI Global Core Index. The JPMorgan EMBI Global Core Index is a broad, diverse U.S. dollar-denominated emerging markets debt benchmark which tracks the total return of actively traded external debt instruments in emerging market countries.

ISHARES IBOXX $ HIGH YIELD CORPORATE BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx(Reg. TM) $ Liquid High Yield Index. The iBoxx(Reg. TM) $ Liquid High Yield Index is a rules-based index consisting of liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the International Index Company Limited ("IIC"). The iBoxx(Reg. TM) $ Liquid High Yield Index is designed to provide a broad representation of the U.S. dollar-denominated high yield liquid corporate bond market. The iBoxx(Reg. TM) $ Liquid High Yield Index is a modified market value weighted index. There is no limit to the number of issues in the iBoxx(Reg. TM) $ Liquid High Yield Index, but as of March 31, 2010, the iBoxx(Reg. TM) $ Liquid High Yield Index included approximately ___ constituents. Certain methodology changes took effect at the iBoxx(Reg. TM)
$ Liquid High Yield Index's June 30, 2009, rebalancing, and weighting adjustments are expected to be completed over a six-month period.

The following table lists the Underlying Funds and the asset allocation for each Master Portfolio as of March 31, 2010. BFA allocates each Master Portfolio's assets among the Underlying Funds based on the Master Portfolio's investment objective and policies. The asset allocation for each Master Portfolio will vary over time, and BFA is not required to invest any Master Portfolio's assets in each of the Underlying Funds or in any particular percentage in any given Underlying Fund. BFA may add, eliminate or replace Underlying Funds at any time:

                                UNDERLYING FUNDS
                             (as of March 31, 2010)

                                                       LIFEPATH     LIFEPATH    LIFEPATH    LIFEPATH   LIFEPATH
                                                      RETIREMENT      2020        2030        2040       2050
                                                       PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
 CAPITAL GROWTH
 Master Investment Portfolio-Active Stock Master         ____%       ____%       ____%       ____%      ____%
 Portfolio
 iShares S&P MidCap 400 Index Fund                       ____%       ____%       ____%       ____%      ____%
 iShares S&P SmallCap 600 Index Fund                     ____%       ____%       ____%       ____%      ____%
 iShares MSCI EAFE Index Fund                            ____%       ____%       ____%       ____%      ____%
 iShares Cohen & Steers Realty Majors Index Fund         ____%       ____%       ____%       ____%      ____%
 iShares FTSE EPRA/NAREIT Developed Real Estate          ____%       ____%       ____%       ____%      ____%
 ex-U.S. Index Fund
 iShares MSCI Emerging Markets Index Fund                ____%       ____%       ____%       ____%      ____%
 iShares MSCI Canada Index Fund                          ____%       ____%       ____%       ____%      ____%
 iShares MSCI EAFE Small Cap Index Fund                  ____%       ____%       ____%       ____%      ____%
 CAPITAL GROWTH AND INCOME
 Master Investment Portfolio-CoreAlpha Bond Master       ____%       ____%       ____%       ____%      ____%
 Portfolio
 iShares Barclays TIPS Bond Fund                         ____%       ____%       ____%       ____%      ____%
 INCOME
 BlackRock Cash Funds: Institutional - SL Agency         ____%       ____%       ____%       ____%      ____%
 Shares

-------
Note: The allocation percentages may not add to, or may appear to exceed, 100% due to rounding.

"Standard & Poor's(Reg. TM)," "S&P(Reg. TM)," "S&P 500 Index(Reg. TM)," "S&P MidCap 400 IndexTM," "S&P SmallCap 600 IndexTM," "S&P National AMT-Free Municipal Bond IndexTM," and "S&P North American Natural Resources Sector IndexTM" are trademarks of Standard & Poor's Financial Services LLC (a subsidiary of The McGraw-Hill Companies) ("S&P") licensed for use for certain purposes by BTC. The iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and iShares S&P North American Natural Resources Sector Index Fund that are based on S&P Indexes are not sponsored, endorsed, sold or promoted by Standard & Poor's or its affiliates, and Standard & Poor's and its affiliates make no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"International Index Company Limited" and "iBoxx(Reg. TM) $ Liquid High Yield Index" are trademarks of IIC licensed for use for certain purposes by BTC. The iShares iBoxx $ High Yield Corporate Bond Fund is not sponsored, endorsed, sold or promoted by IIC, and IIC makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"FTSE," "EPRA," "NAREIT" and "FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index" are marks that have been licensed for use for certain purposes by BTC. The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund is not sponsored, endorsed, sold or promoted by FTSE, the London Stock Exchange plc, Euronext N.V., the Financial Times Limited, EPRA or NAREIT (together the "FTSE Licensor Parties"), and the FTSE Licensor Parties make no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"JPMorgan" and "JPMorgan EMBI Global Core Index" are trademarks of JPMorgan Chase & Co.(Copyright) ("JPMorgan") licensed for use for certain purposes by BTC. The iShares JPMorgan USD Emerging Markets Bond Fund is not sponsored, endorsed, sold or promoted by JPMorgan, and JPMorgan makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"Cohen & Steers" and "Cohen & Steers Realty Majors Index" are trademarks of Cohen & Steers Capital Management, Inc. ("Cohen & Steers") licensed for use for certain purposes by BTC. The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers, and Cohen & Steers makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"Barclays Capital Inc.," "Barclays Capital U.S. 1-3 Year Credit Bond Index," "Barclays Capital U.S. 1-3 Year Treasury Bond Index," "Barclays Capital U.S. 3-7 Year Treasury Bond Index," "Barclays Capital U.S. 7-10 Year Treasury Bond Index," "Barclays Capital U.S. 10-20 Year Treasury Bond Index," "Barclays Capital U.S. 20+ Year Treasury Bond Index," "Barclays Capital U.S. Aggregate Bond Index," "Barclays Capital U.S. Credit Bond Index," "Barclays Capital U.S. Government/Credit Bond Index," "Barclays Capital U.S. Intermediate Credit Bond Index," "Barclays Capital U.S. Intermediate Government/Credit Bond Index," "Barclays Capital U.S. MBS Index," "Barclays Capital U.S. Short Treasury Bond Index," and the "Barclays Capital U.S. Treasury Inflation Protected Securities
(TIPS) Index (Series-L)" (collectively referred to as the "iShares Bond Fund Indexes") are trademarks of Barclays Bank PLC licensed for use for certain purposes by BTC. The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund are not sponsored, endorsed, sold or promoted by Barclays Capital Inc. ("Barclays Capital"), and Barclays Capital makes no representation or warranty, express or implied, regarding the advisability of investing in iShares. The iShares Bond Fund Indexes are maintained by Barclays Capital. Neither BTC nor BFA has or will have a role in maintaining the iShares Bond Fund Indexes.

"MSCI Canada Index/SM/," "MSCI EAFE(Reg. TM) Index" and "MSCI Emerging Markets Index/SM/" are servicemarks and "MSCI EAFE Small Cap Index" is a trademark of MSCI, and such marks have been licensed for use for certain purposes by BTC. The iShares MSCI Canada Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI, and neither MSCI nor any other party makes any representation or warranty, express or implied, regarding the advisability of investing in iShares.

A FURTHER DISCUSSION OF RISK FACTORS
--------------------------------------------------------------------------------
This section contains a summary description of the general risks of investing in the LifePath Portfolios. "Description of the LifePath Portfolios and their Investments and Risks" in the SAI also includes more information about the LifePath Portfolios, their investments and the related risks. There can be no guarantee that a LifePath Portfolio will meet its objective or that a LifePath Portfolio's performance will be positive for any period of time. An investment in a LifePath Portfolio is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency.

GENERAL

The NAV of each LifePath Portfolio's shares is neither insured nor guaranteed, is not fixed and will fluctuate.

GENERAL RISKS APPLICABLE TO THE LIFEPATH PORTFOLIOS

ALLOCATION RISK - The LifePath Portfolios' ability to achieve their investment goals depends upon BFA's skill in determining the LifePath Portfolios' strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds will achieve their investment objectives, and the underlying funds' performance may be lower than the performance of the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the LifePath Portfolios. If an underlying fund were to change its investment objective or policies, the LifePath Portfolios might be forced to withdraw their investment from the underlying fund at a disadvantageous time and price.

DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolios' investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

CONCENTRATION RISK - The LifePath Portfolios' strategy of concentrating in securities of companies, a particular market industry, group of industries, sector or asset class, countries, regions or groups of countries means that their performance will be closely tied to the performance of a particular market segment. The LifePath Portfolios' concentration in these companies may present more risks than if they were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath Portfolios than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolios' investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

DERIVATIVE SECURITIES RISK - The LifePath Portfolios' use of derivatives may reduce the LifePath Portfolios' returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolios' use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolios to sell or otherwise close a derivatives position could expose the LifePath Portfolios to losses and could make derivatives more difficult for the LifePath Portfolios to value accurately. The LifePath Portfolios could also suffer losses related to their derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BFA may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the LifePath Portfolios' derivatives positions to lose value. When a derivative is used as a hedge against a position that the LifePath Portfolios hold, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the LifePath Portfolios' hedging transactions will be effective. The income from certain derivatives may be subject to U.S. federal income tax.

EMERGING MARKETS RISK - The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

EQUITY SECURITIES RISK - Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the LifePath Portfolios could decline if the financial condition of the companies the LifePath Portfolios invest in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

EXCHANGE TRADED FUND RISK - The Underlying iShares Funds are subject to certain additional risks due to their shares being listed and traded on securities exchanges. There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged. An ETF may trade at, above or below its NAV. The NAV of an ETF will fluctuate with changes in the market value of its holdings. The trading price of an ETF will generally fluctuate in accordance with changes in its NAV, as well as market supply and demand.

FOREIGN SECURITIES RISKS - Because the LifePath Portfolios may invest in companies located in countries other than the United States, the LifePath Portfolios may be exposed to risks associated with foreign investments.

o The value of holdings traded outside the U.S. (and any hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.

o The costs of non-U.S. securities transactions tend to be higher than those of U.S. transactions.

o Foreign holdings may be adversely affected by foreign government action.

o International trade barriers or economic sanctions against certain non-U.S. countries may adversely affect these holdings.

o The economies of certain countries may compare unfavorably with the U.S. economy.

o Foreign securities markets may be smaller than the U.S. markets, which may make trading more difficult.

INTEREST RATE RISK - Interest rate risk is the risk that prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. The LifePath Portfolios may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by BFA.

JUNK BONDS RISK - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolios. The major risks of junk bond investments include:

o Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

o Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer's industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.

o Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

o Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the LifePath Portfolios before it matures. If the issuer redeems junk bonds, the LifePath Portfolios may have to invest the proceeds in bonds with lower yields and may lose income.

o Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the LifePath Portfolios' securities than is the case with securities trading in a more liquid market.

o The LifePath Portfolios may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

o The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath Portfolios invest will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

MORTGAGE- AND ASSET-BACKED SECURITIES RISKS - Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, mortgage- and asset-backed backed securities are subject to "prepayment risk" and "extension risk." Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the LifePath Portfolios may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. Asset-backed securities and commercial mortgage-backed securities ("CMBS") generally experience less prepayment than residential mortgage-backed securities.

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The LifePath Portfolios' investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The LifePath Portfolios' investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations ("CMOs"). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (IOs), principal only (POs) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as "mortgage derivatives" and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the LifePath Portfolios invest in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by BFA, it is possible that the LifePath Portfolios could lose all or substantially all of their investment.

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the LifePath Portfolios' mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which the LifePath Portfolios may invest may also provide a degree of investment leverage, which could cause the LifePath Portfolios to lose all or substantially all of their investment.

PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for the Underlying iShares Funds, those Underlying iShares Funds may hold stocks in companies that present risks that an investment adviser researching individual stocks might seek to avoid.

REAL ESTATE-RELATED SECURITIES RISK - The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath Portfolios' real estate-related investments are concentrated in one geographic area or in one property type, the LifePath Portfolios will be particularly subject to the risks associated with that area or property type.

SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolios may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolios could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolios.

U.S. GOVERNMENT OBLIGATIONS RISK - Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks); and others are supported by the discretionary authority of the U.S. government to purchase an agency's obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

FOR A DESCRIPTION OF THE LIFEPATH PORTFOLIOS' POLICIES AND PROCEDURES WITH RESPECT TO DISCLOSURE OF THEIR MASTER PORTFOLIOS' PORTFOLIO HOLDINGS, AND A FURTHER DISCUSSION OF THE LIFEPATH PORTFOLIOS' INVESTMENTS AND RISKS, PLEASE REFER TO THE LIFEPATH PORTFOLIOS' SAI.

Management of the LifePath Portfolios
--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------
Each LifePath Portfolio is a feeder fund that invests all of its assets in a Master Portfolio that has an investment objective, strategies and policies substantially identical to the LifePath Portfolio. The Master Portfolios, in turn, invest in a combination of the Underlying Funds. BFA, a registered investment adviser, serves as investment adviser to each Master Portfolio, and also serves as investment adviser to each Underlying Fund, with the exception of the Underlying Money Market Fund, which invests in a Master Portfolio advised by BFA. BFA manages the investing of the Master Portfolios' assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the Master Portfolios' Board of Trustees. For its services to the Master
Portfolios, BFA is entitled to receive an annual advisory fee of 0.35% of each Master Portfolio's average daily net assets.

For its services to the Underlying Funds, BFA receives fees that differ from the fees described for the LifePath Portfolios in this Prospectus. BFA provides investment advisory services for the Underlying Funds that differ from the investment advisory services it provides for the Master Portfolios. For those services, BFA receives investment advisory fees from the Underlying Funds. In addition, BTC provides administration services to certain of the Underlying Funds and, for those services, may receive administration fees from those Underlying Funds. BFA has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory and administration fees, if any, paid by the Underlying Funds to BFA and BTC, respectively, through December 1, 2011.

BFA is located at 400 Howard Street, San Francisco, CA 94105. BFA is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BlackRock, Inc. ("BlackRock"). As of December 31, 2009, BTC and its affiliates, including BFA, had approximately $3.346 trillion in investment company and other portfolio assets under management. BFA, BTC, BlackRock Execution Services, BlackRock and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolios invest.

A discussion regarding the basis for the Master Portfolios' Board of Trustees' approval of the investment advisory agreements with BFA is available in the LifePath Portfolios' annual report for the period ended December 31, 2009.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Dagmar Nikles, Leslie Gambon and Alan Mason (the "Portfolio Managers") are jointly and primarily responsible for the day-to-day management of the Master Portfolios and act collaboratively on all aspects concerning the Master Portfolios. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

Ms. Nikles has been employed as a Senior Investment Strategist in the defined contributions team at BFA and BTC since December 2009. From July 2003 to November 2009, Ms. Nikles was a member of the asset allocation portfolio management team at Barclays Global Fund Advisors ("BGFA") and Barclays Global Investors, N.A. ("BGI"). Ms. Nikles has been a one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since June 2005.

Ms. Gambon has been employed as a member of the asset allocation portfolio management team at BFA and BTC since December 2009. From April 2007 to November 2009, Ms. Gambon was a member of the asset allocation portfolio management at BGFA and BGI. From October 2004 to April 2007, Ms. Gamobon was Head of Defined Contribution Portfolio Management at BGI. Ms. Gambon has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since May 2007.

Mr. Mason has been employed by BFA and BTC since December 2009. Mr. Mason is responsible for multi-asset class solutions for institutional clients. From 1991 to 2009, Mr. Mason served a variety of roles at BGFA and BGI, including eight years devoted to the development of transition management products. Mr. Mason has been one of the Portfolio Managers primarily responsible for the day-to-day management of the LifePath Master Portfolios since September 2009.

The LifePath Portfolios' SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares in the LifePath Portfolios.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------
BTC provides the following services, among others, as the LifePath Portfolios' administrator:

      o     Supervises the LifePath Portfolios' administrative operations;

      o Provides or causes to be provided management reporting and treasury administration services;

      o     Financial reporting;

      o     Legal, blue sky and tax services;

      o     Preparation of proxy statements and shareholder reports; and

      o Engaging and supervising the Shareholder Servicing Agents on behalf of the LifePath Portfolios.

BTC is entitled to receive fees for these services at the annual rate of 0.50% of the average daily net assets of the Class A Shares of each LifePath Portfolio. In addition to performing these services, BTC has agreed to bear all costs of operating the LifePath Portfolios, other than brokerage expenses, advisory fees, distribution fees, certain fees and expenses related to the Trust's Independent Trustees, that are not "interested persons" of the LifePath Portfolios or the Trust as defined in the Investment Company Act of 1940, as amended, (the "1940 Act") and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses.

The LifePath Portfolios have adopted a plan (the "Plan") that allows each LifePath Portfolio to pay shareholder servicing fees for certain services provided to its shareholders under Rule 12b-1 of the 1940 Act.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate brokers, dealers, financial institutions and industry professionals (including BlackRock, The PNC Financial Services Group, Inc. ("PNC"), Merrill Lynch & Co., Inc. ("Merrill Lynch"), Bank of America Corporation ("BAC"), Barclays Bank PLC and their respective affiliates) (each, a "Financial Intermediary") for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a LifePath Portfolio's shares. Because the fees paid by the LifePath Portfolios under the Plan are paid out of LifePath Portfolio assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition to, rather than in lieu of, shareholder servicing fees that a LifePath Portfolio may pay to a Financial Intermediary pursuant to the Plan and fees a LifePath Portfolio pays to State Street, BlackRock, on behalf of a LifePath Portfolio, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the LifePath Portfolio will pay the Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either
(1) a percentage of the average daily net assets of LifePath Portfolio shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the LifePath Portfolios). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the LifePath Portfolios or for these other services to the LifePath Portfolios and shareholders. These payments would be in addition to the LifePath Portfolio payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a LifePath Portfolio to you. Please contact your Financial Intermediary for details about payments it may receive from a LifePath Portfolio or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

DETAILS ABOUT THE SHARE CLASS

--------------------------------------------------------------------------------
CLASS A SHARES - INITIAL SALES CHARGE OPTIONS

The following table shows the front-end sales charges that you may pay if you buy Class A Shares. The offering price for Class A Shares includes any front-end sales charge. The front-end sales charge expressed as a percentage of the offering price may be higher or lower than the charge described below due to rounding. Similarly, any contingent deferred sales charge paid upon certain redemptions of Class A Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described below due to rounding. You may qualify for a reduced front-end sales charge. Purchases of Class A Shares at certain fixed dollar levels, known as "breakpoints," cause a reduction in the front-end sales charge. Once you achieve a breakpoint, you pay that sales charge on your entire purchase amount (and not just the portion above the breakpoint). If you select Class A Shares, you will pay a sales charge at the time of purchase as shown in the following table.

                                                                                Dealer
                                              Sales Charge     Sales Charge     Compensation
                                              As a % of        As a % of Your   As a % of
Your Investment                               Offering Price   Investment(1)    Offering Price
          Less than $25,000                   5.25%            5.54%            5.00%

          $25,000 but less than $50,000       4.75%            4.99%            4.50%
          $50,000 but less than $100,000      4.00%            4.17%            3.75%
          $100,000 but less than $250,000     3.00%            3.09%            2.75%
          $250,000 but less than $500,000     2.50%            2.56%            2.25%
          $500,000 but less than $750,000     2.00%            2.04%            1.75%
          $750,000 but less than $1,000,000   1.50%            1.52%            1.25%
          $1,000,000 and over(2)              0.00%            0.00%            --(2)

-------

(1)   Rounded to the nearest one-hundredth percent.

(2) If you invest $1,000,000 or more in Class A Shares, you will not pay an initial sales charge. In that case, BFA compensates the financial intermediary from its own resources. However, if you redeem your shares within 18 months after purchase, you may be charged a deferred sales charge of 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. Such deferred sales charge may be waived in connection with certain fee-based programs.

No initial sales charge applies to Class A Shares that you buy through reinvestment of the LifePath Portfolios' dividends or capital gains.

SALES CHARGES REDUCED OR ELIMINATED FOR CLASS A SHARES

There are several ways in which the sales charge can be reduced or eliminated. Purchases of Class A Shares at certain fixed dollar levels, known as "breakpoints," cause a reduction in the front-end sales charge (as described above in the "Class A Shares - Initial Sales Charge Options" section). Additionally, the front-end sales charge can be reduced or eliminated through one or a combination of the following: a Letter of Intent, the right of accumulation, the reinstatement privilege (described under "Account Services and Privileges"), or a waiver of the sales charge (described below). Reductions or eliminations through the right of accumulation or Letter of Intent will apply to the value of all qualifying holdings in shares of mutual funds sponsored and advised by BFA or its affiliates ("BlackRock Funds") owned by:
(a) the investor, (b) the investor's spouse and any children under the age of 21, or (c) a trustee or fiduciary of a single trust estate or single fiduciary account. For this purpose, the value of an investor's holdings means the offering price of the newly purchased shares (including any applicable sales charge) plus the current value (including any sales charges paid) of all other shares the investor already holds taken together. These may include shares held in accounts held at a financial intermediary, including personal accounts, certain retirement accounts, UGMA/UTMA accounts, Joint Tenancy accounts, trust accounts and Transfer on Death accounts, as well as shares purchased by a trust of which the investor is a beneficiary. For purposes of the right of accumulation and Letter of Intent the investor may not combine with the investor's other holdings shares held in pension, profit sharing or other employee benefit plans if those shares are held in the name of a nominee or custodian.

In order to receive a reduced sales charge, at the time an investor purchases shares of a LifePath Portfolio, the investor should inform the financial professional, financial intermediary or the BlackRock Funds of any other shares of the LifePath Portfolio or any other BlackRock Fund owned by: (a) the investor, (b) the investor's spouse and any children under the age of 21, or
(c) a trustee or fiduciary of a single trust estate or single fiduciary account. Failure by the investor to notify the financial professional, financial intermediary or the BlackRock Funds, may result in the investor not receiving the sales charge reduction to which the investor is otherwise entitled.

The financial professional, financial intermediary or the BlackRock Funds may request documentation - including account statements and records of the original cost of the shares owned by the investor, the investor's spouse and/or children under the age of twenty one - showing that the investor qualifies for a reduced sales charge. The investor should retain these records because - depending on where an account is held or the type of account - the LifePath Portfolios' and/or the investor's financial professional, financial intermediary or BlackRock Funds may not be able to maintain this information.

For more information, see the SAI or contact your financial professional or financial intermediary.

LETTER OF INTENT

An investor may qualify for a reduced front-end sales charge immediately by signing a "Letter of Intent" stating the investor's intention to buy a specified amount of Investor or Institutional Shares in one or more BlackRock Funds within the next 13 months that would, if bought all at once, qualify the investor for a reduced sales charge. The initial investment must meet the minimum initial purchase requirement. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by a LifePath Portfolio, and the investor must tell the LifePath Portfolios that later purchases are subject to the Letter of Intent. Purchases submitted prior to the date the Letter of Intent is received by a LifePath Portfolio is not counted toward the sales charge reduction. During the term of the Letter of Intent, a LifePath Portfolio will hold Class A Shares representing up to 5% of the indicated amount in an escrow account for payment of a higher sales load if the full amount indicated in the Letter of Intent is not purchased. If the full amount indicated is not purchased within the 13-month period, and the investor does not pay the higher sales load within 20 days, a LifePath Portfolio will redeem enough of the Class A Shares held in escrow to pay the difference.

RIGHT OF ACCUMULATION

Investors have a "right of accumulation" under which the current value of an investor's existing Class A, Investor B, Investor C and Institutional Shares in most BlackRock Funds and the investment in the BlackRock CollegeAdvantage 529 program by the investor or by or on behalf of the investor's spouse and minor children may be combined with the amount of the current purchase in determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge. Financial intermediaries may value current holdings of their customers differently for purposes of determining whether an investor qualifies for a breakpoint and a reduced front-end sales charge, although customers of the same financial intermediary will be treated similarly. In order to use this right, the investor must alert BlackRock to the existence of any previously purchased shares.

OTHER FRONT-END SALES CHARGE WAIVERS

A sales charge waiver on a purchase of Class A Shares may also apply for:

o Authorized qualified employee benefit plans or savings plans and rollovers of current investments in a LifePath Portfolio through such plans

o Persons investing through an authorized payroll deduction plan

o Persons investing through an authorized investment plan for organizations that operate under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code")

o Registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to amounts to be invested in a LifePath Portfolio

o Persons associated with a LifePath Portfolio, the Distributor, BlackRock, a LifePath Portfolio sub-adviser or the LifePath Portfolio's transfer agent and their affiliates

o Persons participating in a fee-based program under which they (i) pay advisory fees to a broker-dealer or other financial institution or (ii) pay fees to a broker-dealer or other financial institution for providing transaction processing and other administrative services, but not investment advisory services

o Employees of MetLife

CLASS A SHARES AT NET ASSET VALUE

If you invest $1,000,000 or more in Class A Shares, you will not pay any initial sales charge. However, if you redeem your Class A Shares within 18 months after purchase, you may be charged a deferred sales charge of 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. For a discussion on waivers, see "Contingent Deferred Sales Charge Waivers."

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The deferred sales charge relating to Class A Shares may be reduced or waived in certain circumstances, such as:

o Redemptions of shares purchased through authorized qualified employee benefit plans or savings plans and rollovers of current investments in a LifePath Portfolio through such plans

o Exchanges pursuant to the exchange privilege

o Redemptions made in connection with minimum required distributions from IRA or 403(b)(7) accounts due to the shareholder reaching the age of 701/2

o Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 591/2 years old and you purchased your shares prior to October 2, 2006

o Redemptions made with respect to certain retirement plans sponsored by a LifePath Portfolio, BFA or an affiliate

o Redemptions resulting from shareholder death as long as the waiver request is made within one year of death or, if later, reasonably promptly following completion of probate (including in connection with the distribution of account assets to a beneficiary of the decedent)

o Withdrawals resulting from shareholder disability (as defined in the Internal Revenue Code) as long as the disability arose subsequent to the purchase of the shares

o Involuntary redemptions made of shares in accounts with low balances

o Certain redemptions made through the Systematic Withdrawal Plan offered by a LifePath Portfolio, BFA or an affiliate

o Redemptions related to the payment of PNC Trust Company custodial IRA fees

o Redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the LifePath Portfolio

Please contact your Financial Intermediary for more details on Contingent Deferred Sales Charges.

ACCOUNT SERVICES AND PRIVILEGES

--------------------------------------------------------------------------------
The following table provides examples of account services and privileges available in your BlackRock account. Certain of these account services and privileges are only available to shareholders of Class A Shares whose accounts are held directly with BlackRock. If your account is held directly with BlackRock, please call (800) 882-0052 for additional information as well as forms and applications. Otherwise, please contact your financial professional for assistance in requesting one or more of the following services and privileges.

AIP          Allows systematic           BlackRock's AIP allows you to invest a specific amount on a periodic basis from your
             investments on a            checking or savings account into your investment account. You may apply for this option
             periodic basis from         upon account opening or by completing the Automatic Investment Plan application. The
             your checking or savings    minimum investment amount for an automatic investment plan is $50 per portfolio.
             account.

DIVIDEND     Automatically invests your  Dividend and capital gains distributions may be reinvested in your account to purchase
ALLOCATION   distributions into another  additional shares or paid in cash. Using the Dividend Allocation Plan, you can direct
PLAN         BlackRock Fund of your      your distributions to your bank account (checking or savings), to purchase shares of
             choice pursuant to your     another fund at BlackRock without any fees or sales charges, or by check to special
             instructions, without any   payee. Please call (800) 882-0052 for details. If investing into another fund at
             fees or sales charges.      BlackRock, the receiving fund must be open to new purchases.

EZ           Allows an investor to       (NOTE: This option is offered to shareholders whose accounts are held directly with
TRADER       purchase or sell            BlackRock. Please speak with your financial professional if your account is held
             Class A Shares by           elsewhere).
             telephone or                Prior to establishing an EZ Trader account, please contact your bank to confirm that it
             over the Internet           is a member of the ACH system. Once confirmed, complete an application, making sure
             through ACH.                to include the appropriate bank information, and return the application to the address listed on the form.
                                         Prior to placing a telephone or internet purchase or sale order, please contact (800)
                                         882-0052 to confirm that your bank information has been updated on your account.
                                         Once this is established, you may place your request to sell shares with the LifePath
                                         Portfolios by telephone or Internet. Proceeds will be sent to your pre-designated bank account.

SYSTEMATIC   This feature can be used    A minimum of $10,000 in the initial BlackRock Fund is required and investments in any
EXCHANGE     by  investors to            additional funds must meet minimum initial investment requirements. For more
PLAN         systematically exchange     information, please contact the LifePath Portfolio at (800) 882-0052.
             money from one fund to
             up to four other funds.

SYSTEMATIC   This feature can be used by To start a Systematic Withdrawal Plan ("SWP") a shareholder must have a current
WITHDRAWAL   investors who want to       investment of $10,000 or more in a BlackRock Fund.
PLAN         receive regular             Shareholders can elect to receive cash payments of $50 or more at any interval they
("SWP")      distributions from their    choose. Shareholders may sign up by completing the SWP Application Form, which
             accounts.                   may be obtained from BlackRock.
                                         Shareholders should realize that if withdrawals exceed income the invested principal in their account will be depleted.To participate in the SWP, shareholders must have their dividends reinvested. Shareholders may change or cancel the SWP at any time, with a minimum of 24 hours notice. If a shareholder purchases additional Class A Shares of a fund at the same time he or she redeems shares through the SWP, that investor may lose money
                                         because of the sales charge involved. No CDSC will be assessed on redemptions of
                                         Class A Shares made through the SWP that do not exceed 12% of the account's net asset value on an annualized basis. For example, monthly, quarterly, and semi-annual
                                         SWP redemptions of Class A Shares will not be subject to the CDSC if they do not exceed 1%, 3% and 6%, respectively, of an account's net asset value on the redemption date. SWP redemptions of Class A Shares in excess of this limit will still pay any applicable CDSC. Ask your financial adviser or other financial intermediary for details.

REINSTATEMENT                            If you redeem Class A Shares, and within 60 days buy new Class A Shares of the SAME
PRIVILEGE                                fund, you will not pay a sales charge on the new purchase amount. This right may be exercised once a year and within 60 days of the redemption, provided that the Class A
                                         Share class of that fund is currently open to new investors or the shareholder has a current account in that closed fund. Shares will be purchased at the net asset value calculated at the close of trading on the day the request is received. To exercise this privilege, the LifePath Portfolios must receive written notification from the shareholder of record or the financial professional of record, at the time of purchase. Investors should consult a tax adviser concerning the tax consequences of exercising this reinstatement privilege.

LIFEPATH PORTFOLIOS' RIGHTS

--------------------------------------------------------------------------------
Each LifePath Portfolio may:

o Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the 1940 Act,

o Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the 1940 Act or if a redemption request is made before a LifePath Portfolio has collected payment for the purchase of shares,

o Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the 1940 Act, and

o Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

NOTE ON LOW BALANCE ACCOUNTS. Because of the high cost of maintaining smaller shareholder accounts, a LifePath Portfolio may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before a LifePath Portfolio makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before a LifePath Portfolio takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
WHO IS ELIGIBLE TO INVEST

To be eligible to purchase LifePath Portfolio Class A Shares, you must:

o Invest through an employer-sponsored or individual retirement savings plan;

o Invest the proceeds rolled over from such retirement savings plan into an IRA;

o Maintain an account with State Street or with one of the LifePath Portfolios' Shareholder Servicing Agents; or

The LifePath Portfolios offer other classes of shares (Class I Shares, Class R Shares, Class C Shares and Class K Shares) with different features and expense levels, which you may be eligible to buy. Please see the LifePath Portfolios' Class I Shares, Class R Shares, Class C Shares and Class K Shares prospectuses for more information.

In order to invest, a completed account application form must be submitted to, and processed by, your Shareholder Servicing Agent or State Street and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for Class A Shares that differ from those of the LifePath Portfolios, such as different investment minimums or earlier trading deadlines. Please contact your Shareholder Servicing Agent directly for more information and details.

Shareholder Servicing Agents and other intermediaries must initially invest a minimum of $100,000 (in certain situations this initial investment may be reduced or waived; Shareholder Servicing Agents and other intermediary agents should contact State Street for more information).

HOW TO BUY SHARES

o PLAN PARTICIPANT. Invest through payroll deductions or make a direct contribution by rolling over an amount from another 401(k) plan or from a rollover IRA (make arrangements through your employer). If you are investing through a Shareholder Servicing Agent, your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline than the LifePath Portfolios, as described below.

o TAX-DEFERRED INVESTOR. Invest through a Shareholder Servicing Agent as provided in your benefit plan documents. Your Shareholder Servicing Agent, plan sponsor or administrator is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline for purchase and redemption orders than the LifePath Portfolios, as described below.

o QUALIFIED BUYER. Invest through an account set up with State Street or your Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline than the LifePath Portfolios, as described below.

Your purchase order must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) (or if regular trading on the NYSE closes early, at such closing time) on any Business Day to purchase shares at that day's NAV. Orders received after the close of regular trading on the NYSE will be executed on the next Business Day. The LifePath Portfolios are generally open Monday through Friday and are generally closed on weekends and any day on which the NYSE is closed.

Each LifePath Portfolio reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Purchases generally must be made in U.S. dollars. You may be charged for any costs incurred in connection with a purchase order that has been placed but for which the LifePath Portfolio has not received full payment.

HOW TO SELL SHARES

o PLAN PARTICIPANT AND TAX-DEFERRED INVESTOR. Contact your plan sponsor, administrator or Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to State Street.

o QUALIFIED BUYER. Contact your Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to State Street.

You may sell LifePath Portfolio shares without paying a sales charge. Your order to sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) (or if regular trading on the NYSE closes early, at such closing time) on any Business Day to sell shares at that day's NAV. Orders received after the close of regular trading on the NYSE will be executed on the next Business Day.

The LifePath Portfolios generally remit the proceeds from a sale the next Business Day after receiving a properly executed order to sell and no longer than seven days after the sale. Each LifePath Portfolio reserves the right to suspend your right of redemption and to delay delivery of your redemption proceeds up to seven days, as permitted under applicable law. Each LifePath Portfolio further reserves the right to automatically redeem your shares and close your account for any reason, subject to applicable law, and send you the proceeds, which would reflect the NAV on the day the LifePath Portfolio automatically redeems your shares. For example, the LifePath Portfolio may automatically redeem your shares to reimburse the LifePath Portfolio for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the LifePath Portfolio's shares as provided from time to time in this Prospectus.

In addition, each LifePath Portfolio reserves the right to send your redemption proceeds in the form of securities from its Master Portfolio.

Upon redemption, the identity of the holder of the account to which the proceeds are being sent may need to be verified.

CALCULATING THE LIFEPATH PORTFOLIOS' SHARE PRICE

Each LifePath Portfolio's share price (also known as a LifePath Portfolio's
NAV) is calculated by dividing the value of the net assets of the LifePath Portfolio (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the LifePath Portfolio, generally rounded to the nearest cent.

Each LifePath Portfolio's NAV is calculated at the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern Time) on any Business Day. If regular trading on the NYSE closes early, the time for calculating each LifePath Portfolio's NAV and the deadline for share transactions will be accelerated to the earlier closing time. The NAV of each LifePath Portfolio is calculated based on the net asset value of the Master Portfolio in which the LifePath Portfolio invests. The LifePath Portfolios' SAI includes a description of the methods for valuing the Master Portfolios' investments, including a description of the circumstances in which the Master Portfolios' investments would be valued using fair value pricing and the effects of using fair value pricing.

LIFEPATH PORTFOLIO DISTRIBUTIONS

The LifePath Portfolios distribute their net investment income to shareholders quarterly. The LifePath Portfolios distribute their net realized capital gains, if any, to shareholders at least annually. Distributions payable to you will be automatically reinvested in additional Class A Shares of your LifePath Portfolio, unless you have elected to receive distribution payments in cash.

FREQUENT TRADING IN LIFEPATH PORTFOLIO SHARES

Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on a fund and its shareholders. Depending on various factors, such as the size of the fund's investment portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of the fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a fund's investment portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's net asset value ("market timing").

Each LifePath Portfolio invests only in interests of its Master Portfolio, and the Boards of Trustees of the Master Portfolios and the LifePath Portfolios have each considered the issues of frequent trading and market timing. The Master Portfolios' Board of Trustees has adopted a policy of not monitoring for possible market timing activity because the Master Portfolios' holdings are valued as of the same time that the net asset value of the Master Portfolios is calculated (generally 4:00 p.m. Eastern time), which eliminates the potential arbitrage opportunity presented by a lag between a change in the value of the Master Portfolios' holdings and the reflection of that change in the Master Portfolios' respective net asset values. The Master Portfolios' Board of Trustees has not adopted a policy of monitoring for other forms of frequent trading because daily flows into and out of the Master Portfolios are aggregated, and the process of aggregation is expected to reduce the potential for frequent trading to disrupt the implementation of the Master Portfolios' investment strategies.

The Trust's Board of Trustees has not adopted a policy of monitoring for market timing or other frequent trading activity in the LifePath Portfolios in light of the nature of the LifePath Portfolios' investment in Master Portfolios, the policies of the Master Portfolios, as described in the preceding paragraphs, and the historical nature of flows into and out of the LifePath Portfolios.

BTC's ability to monitor trades that are placed by participants in plans that are shareholders in the LifePath Portfolios or other shareholders in the LifePath Portfolios that trade through omnibus accounts maintained by intermediaries will be severely limited to the extent BTC does not receive transaction information showing individual investment decisions. Upon request by the LifePath Portfolios, intermediaries are required to provide certain transaction information that may enable the LifePath Portfolios to identify trading activity that is potentially harmful to the LifePath Portfolios. The LifePath Portfolios may, but do not have the obligation to, respond to any potentially harmful trading activity that is identified. In the event any potentially harmful trading activity is identified, responses may include the imposition of trading restrictions, the rejection of purchases, or such other steps the LifePath Portfolios determine are appropriate. Intermediaries' ability to impose restrictions on the trading practices of their clients may, however, be affected by legal or technological limitations.

The LifePath Portfolios may from time to time implement various methods that the LifePath Portfolios believe are appropriate to deter market timing, frequent trading or other activity that may be detrimental to the LifePath Portfolios or long-term investors in the LifePath Portfolios. There is no assurance that any such methods will prevent such detrimental trading activity.

TAXES
--------------------------------------------------------------------------------
The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this Prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the LifePath Portfolios and their U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the SAI for additional U.S. federal income tax information.

Distributions from your LifePath Portfolio's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath Portfolio shares. The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of the LifePath Portfolio's distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

Distributions from the LifePath Portfolios generally are taxable as follows:

DISTRIBUTION TYPE               TAX STATUS
------------------------------- --------------------------------
Qualified dividend income...... Qualified dividend income(1)(2)
Other income................... Ordinary income(2)
Short-term capital gain........ Ordinary income
Long-term capital gain......... Long-term capital gain(3)

-------
(1) If you are an individual, your distributions attributable to the LifePath Portfolio's qualified dividend income generally are taxable to you at a maximum 15% U.S. federal income tax rate, as long as you meet certain holding period and other requirements. Qualified dividend income is, in general, dividend income received from taxable U.S. and certain foreign corporations. Absent further legislation, the reduced rates of tax for qualified dividend income will expire after December 31, 2010.

(2) A portion of distributions paid to corporate shareholders of the LifePath Portfolios may qualify for the dividends-received deduction available to corporations.

(3) An individual's net long-term capital gain currently is subject to a reduced maximum 15% U.S. federal income tax rate. Absent further legislation, this reduced 15% maximum tax rate on long-term capital gain is scheduled to expire after December 31, 2010.

In addition, if you sell your LifePath Portfolio shares you generally will have a taxable capital gain or loss in an amount equal to the difference between the net amount of sale proceeds that you receive and your tax basis for the shares that you sell. In certain circumstances, a loss on the sale may be disallowed:

TRANSACTION                                        TAX STATUS
-------------------------------------------------- --------------------------------
You sell shares owned for more than one year...... Long-term capital gain or loss
You sell shares owned for one year or less........ Short-term capital gain or loss

If you buy a LifePath Portfolio's shares shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the form of a taxable distribution. Similarly, if you buy shares of a LifePath Portfolio that holds appreciated securities, you will, in effect, receive part of your purchase back in a taxable distribution if and when the LifePath Portfolio sells the appreciated securities and distributes the realized gain on the sale. The LifePath Portfolios have built up, or have the potential to build up, high levels of unrealized appreciation in their investments.

After the end of each year, the LifePath Portfolios will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.

In certain circumstances, you may be subject to back-up withholding taxes on distributions to you from the LifePath Portfolios if you fail to provide the LifePath Portfolios with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the U.S. Internal Revenue Service that you are subject to back-up withholding.

TAX CONSIDERATIONS FOR TAX-EXEMPT OR FOREIGN INVESTORS OR THOSE HOLDING LIFEPATH PORTFOLIO SHARES THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA, WILL BE DIFFERENT. FOR EXAMPLE, SHAREHOLDERS THAT ARE EXEMPT FROM U.S. FEDERAL INCOME TAX, SUCH AS RETIREMENT PLANS THAT ARE QUALIFIED UNDER SECTION 401 OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, GENERALLY ARE NOT SUBJECT TO U.S. FEDERAL INCOME TAX ON LIFEPATH PORTFOLIO DIVIDENDS OR DISTRIBUTIONS OR ON SALES OF LIFEPATH PORTFOLIO SHARES. BECAUSE EACH INVESTOR'S TAX CIRCUMSTANCES ARE UNIQUE AND BECAUSE TAX LAWS ARE SUBJECT TO CHANGE, YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT YOUR INVESTMENT.

MASTER/FEEDER MUTUAL FUND STRUCTURE
--------------------------------------------------------------------------------
The LifePath Portfolios do not have their own investment adviser. Instead, each LifePath Portfolio invests all of its assets in a separate mutual fund, called a Master Portfolio, that has an investment objective, strategies and policies substantially identical to the LifePath Portfolio. BFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the LifePath Portfolios.

FEEDER FUND EXPENSES

Feeder funds, including the LifePath Portfolios, bear their respective Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

FEEDER FUND RIGHTS

Under the master/feeder structure, the Trust's Board of Trustees retains the right to withdraw a LifePath Portfolio's assets from its Master Portfolio if it believes doing so is in the best interests of the LifePath Portfolio's shareholders. If the Board of Trustees decides to withdraw a LifePath Portfolio's assets, it would then consider whether the LifePath Portfolio should hire its own investment adviser, invest in another master portfolio or take other action.

FUND OF FUNDS

The Master Portfolios do not invest directly in a portfolio of securities. Instead, they invest in the Underlying Money Market Fund and other Underlying Funds that are also advised by BFA. Each Master Portfolio charges for its own direct expenses, in addition to bearing a PRO RATA share of the expenses charged by the Underlying Funds in which it invests.

CONFLICTS OF INTEREST
--------------------------------------------------------------------------------
BFA wants you to know that there are certain entities with which BFA has relationships that may give rise to conflicts of interest, or the appearance of conflicts of interest. These entities include the following: BFA's affiliates (including BlackRock and PNC and each of their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the "Affiliates")) and BlackRock's significant shareholders, Merrill Lynch and its affiliates, including BAC (each, a "BAC Entity"), and Barclays Bank PLC and its affiliates, including Barclays PLC (each, a "Barclays Entity") (for convenience the Affiliates, BAC Entities and Barclays Entities are collectively referred to in this section as the "Entities" and each separately is referred to as an "Entity").

The activities of Entities in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the LifePath Portfolios and their shareholders. The Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the LifePath Portfolios. The Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the LifePath Portfolios. One or more of the Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the LifePath Portfolios directly and indirectly invest. Thus, it is likely that the LifePath Portfolios will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Entity performs or seeks to perform investment banking or other services.

One or more Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the LifePath Portfolios and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the LifePath Portfolios, including in securities issued by other open-end and closed-end investment management companies, including investment companies that are affiliated with the LifePath Portfolios and BFA to the extent permitted under the 1940 Act. The trading activities of these Entities are carried out without reference to positions held directly or indirectly by the LifePath Portfolios and may result in an Entity having positions that are adverse to those of the LifePath Portfolios.

No Entity is under any obligation to share any investment opportunity, idea or strategy with the LifePath Portfolios. As a result, an Entity may compete with the LifePath Portfolios for appropriate investment opportunities. As a result of this and several other factors, the results of the LifePath Portfolios' investment activities may differ from those of an Entity and of other accounts managed by an Entity, and it is possible that the LifePath Portfolios could sustain losses during periods in which one or more Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

The LifePath Portfolios may, from time to time, enter into transactions in which an Entity or an Entity's other clients have an adverse interest. Furthermore, transactions undertaken by Entity-advised clients may adversely impact the LifePath Portfolios. Transactions by one or more Entity-advised clients or BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the LifePath Portfolios.

An Entity may maintain securities indexes as part of their product offerings. Index based funds seek to track the performance of securities indexes and may use the name of the index in the fund name. Index providers, including Entities, may be paid licensing fees for use of their indexes or index names. Entities will not be obligated to license their indexes to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with the Entities will be as favorable as those terms offered to other index licensees.

The LifePath Portfolios' activities may be limited because of regulatory restrictions applicable to one or more Entities, and/or their internal policies designed to comply with such restrictions. In addition, the LifePath Portfolios may invest in securities of companies with which an Entity has or is trying to develop investment banking relationships or in which an Entity has significant debt or equity investments. The LifePath Portfolios also may invest in securities of companies for which an Entity provides or may some day provide research coverage. An Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the LifePath Portfolios or who engage in transactions with or for the LifePath Portfolios, and may receive compensation for such services. The LifePath Portfolios may also make brokerage and other payments to Entities in connection with the LifePath Portfolios' portfolio investment transactions.

Under a securities lending program approved by the Trust's Board of Trustees, the LifePath Portfolios have retained an Affiliate of BFA to serve as the securities lending agent for the LifePath Portfolios to the extent that the LifePath Portfolios participate in the securities lending program. For these services, the lending agent may receive a fee from the LifePath Portfolios, including a fee based on the returns earned on the LifePath Portfolios' investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the LifePath Portfolios may lend its portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the LifePath Portfolios and their shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest.

ANTI-MONEY LAUNDERING REQUIREMENTS

The LifePath Portfolios are subject to the USA PATRIOT Act (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a LifePath Portfolio may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The LifePath Portfolios reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow the LifePath Portfolios to verify their identity. The LifePath Portfolios also reserve the right to redeem any amounts in a LifePath Portfolio from persons whose identity it is unable to verify on a timely basis. It is the LifePath Portfolios' policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

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Financial Highlights
--------------------------------------------------------------------------------
The financial highlights tables in this section are intended to help investors understand the financial performance of the Class A Shares of the LifePath Portfolio for the past five years or, if shorter, the period of each LifePath Portfolio's operations. Certain information reflects financial results for a single Class A Share of the LifePath Portfolio. The total returns in the tables represent the rate of return that an investor would have earned (or lost) on an investment in Class A Shares of the LifePath Portfolio, assuming reinvestment of all distributions. The information has been audited by __________, whose report, along with each LifePath Portfolio's financial statements, is included in each LifePath Portfolio's annual report. You may obtain copies of the annual report, at no cost, by calling 1-800-882-0052 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time.

LIFEPATH RETIREMENT PORTFOLIO - CLASS A SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

[To Be Updated By Amendment]

LIFEPATH 2020 PORTFOLIO - CLASS A SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

[To Be Updated By Amendment]

LIFEPATH 2030 PORTFOLIO - CLASS A SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

[To Be Updated By Amendment]

LIFEPATH 2040 PORTFOLIO - CLASS A SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

[To Be Updated By Amendment]

LIFEPATH 2050 PORTFOLIO - CLASS A SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

[To Be Updated By Amendment]

DISCLAIMERS
--------------------------------------------------------------------------------
The iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P Small Cap 600 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and the iShares S&P North America Natural Resources Sector Index Fund (the "iShares S&P Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's or its affiliates. Standard & Poor's and its affiliates make no representation or warranty, express or implied, to the owners of shares of the iShares S&P Funds or any member of the public regarding the advisability of investing in securities generally or in iShares S&P Funds particularly or the ability of the Standard & Poor's Indexes to track general stock market performance. Standard & Poor's and its affiliates' only relationship to the iShares Trust (as used in these Disclaimers, the "Trust"), BTC and BFA is the licensing of certain trademarks and trade names of Standard & Poor's and its affiliates and of the Standard & Poor's Indexes, which are determined, composed and calculated by Standard & Poor's and its affiliates without regard to the Trust, BTC, BFA or the iShares S&P Funds. Standard & Poor's and its affiliates have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares S&P Funds into consideration in determining, composing or calculating the Standard & Poor's Indexes. Standard & Poor's and its affiliates are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares S&P Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares S&P Funds are to be converted into cash. Standard & Poor's and its affiliates have no obligation or liability in connection with the administration, marketing or trading of the iShares S&P Funds. Standard &
Poor's and its affiliates do not guarantee the accuracy or the completeness of the Standard & Poor's Indexes or any data included therein and Standard &
Poor's and its affiliates shall have no liability for any errors, omissions, or interruptions therein. Standard & Poor's and its affiliates make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares S&P Funds or any other person or entity from the use of the Standard & Poor's Indexes or any data included therein. Standard & Poor's and its affiliates make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Standard & Poor's Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Standard & Poor's and its affiliates have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Standard & Poor's Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares Russell Midcap Index Fund and the iShares Russell 2000 Index Fund (the "iShares Russell Funds") are not sponsored, endorsed, sold or promoted by Russell Investment Group. Russell Investment Group makes no representation or warranty, express or implied, to the owners of shares of the iShares Russell Funds or any member of the public regarding the advisability of investing in securities generally or in the iShares Russell Funds particularly or the ability of the Russell Indexes to track general stock market performance. Russell Investment Group's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Russell Investment Group's and of the Russell Indexes, which are determined, composed, and calculated by Russell Investment Group without regard to the Trust, BTC, BFA or the iShares Russell Funds. Russell Investment Group has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Russell Funds into consideration in determining, composing or calculating the Russell Indexes. Russell Investment Group is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Russell Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Russell Funds are to be converted into cash. Russell Investment Group has no obligation or liability in connection with the administration, marketing or trading of the iShares Russell Funds. Russell Investment Group does not guarantee the accuracy or the completeness of the Russell Indexes or any data included therein and Russell Investment Group shall have no liability for any errors, omissions, or interruptions therein. Russell Investment Group makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Russell Funds or any other person or entity from the use of the Russell Indexes or any data included therein. Russell Investment Group makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Russell Investment Group have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Russell Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers. Cohen & Steers makes no representation or warranty, express or implied, to the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares Cohen & Steers Realty Majors Index Fund particularly or the ability of the Cohen & Steers Realty Majors Index to track general stock market performance. Cohen & Steers' only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Cohen & Steers and of the Cohen & Steers Realty Majors Index, which is determined, composed and calculated by Cohen & Steers without regard to the Trust, BTC, BFA or the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund into consideration in determining, composing or calculating the Cohen & Steers Realty Majors Index. Cohen & Steers is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Cohen & Steers Realty Majors Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Cohen & Steers Realty Majors Index Fund are to be converted into cash. Cohen & Steers has no obligation or liability in connection with the administration, marketing or trading of the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers does not guarantee the accuracy or the completeness of the Cohen & Steers Realty Majors Index or any data included therein and Cohen & Steers shall have no liability for any errors, omissions, or interruptions therein. Cohen & Steers makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any other person or entity from the use of the Cohen & Steers Realty Majors Index or any data included therein. Cohen & Steers makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Cohen & Steers Realty Majors Index or any data included therein. Without limiting any of the foregoing, in no event shall Cohen & Steers have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Cohen & Steers Realty Majors Index or any data included therein, even if notified of the possibility of such damages.

The iShares JPMorgan USD Emerging Markets Bond Fund is not sponsored, endorsed, sold or promoted by JPMorgan. JPMorgan makes no representation or warranty, express or implied, to the owners of shares of the iShares JPMorgan USD Emerging Markets Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares JPMorgan USD Emerging Markets Bond Fund particularly or the ability of the JPMorgan EMBI Global Core Index to track general bond market performance. JPMorgan's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of JPMorgan and of the JPMorgan EMBI Global Core Index which is determined, composed and calculated by JPMorgan without regard to the Trust, BTC, BFA or the iShares JPMorgan USD Emerging Markets Bond Fund. JPMorgan has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares JPMorgan USD Emerging Markets Bond Fund into consideration in determining, composing or calculating the JPMorgan EMBI Global Core Index. JPMorgan is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares JPMorgan USD Emerging Markets Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares JPMorgan USD Emerging Markets Bond Fund are to be converted into cash. JPMorgan has no obligation or liability in connection with the administration, marketing or trading of the iShares JPMorgan USD Emerging Markets Bond Fund. JPMorgan does not guarantee the accuracy or the completeness of the JPMorgan EMBI Global Core Index or any data included therein and JPMorgan shall have no liability for any errors, omissions, or interruptions therein. JPMorgan makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the JPMorgan USD Emerging Markets Bond Fund or any other person or entity from the use of the JPMorgan EMBI Global Core Index or any data included therein. JPMorgan makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the JPMorgan EMBI Global Core Index or any data included therein. Without limiting any of the foregoing, in no event shall JPMorgan have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the JPMorgan EMBI Global Core Index or any data included therein, even if notified of the possibility of such damages.

The iShares iBoxx $ High Yield Corporate Bond Fund is not sponsored, endorsed, sold or promoted by IIC. IIC makes no representation or warranty, express or implied, to the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares iBoxx $ High Yield Corporate Bond Fund particularly or the ability of the iBoxx $ Liquid High Yield Index to track the general stock market performance. IIC's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of IIC and of the iBoxx $ Liquid High Yield Index which is determined, composed and calculated by IIC without regard to the Trust, BTC, BFA or the iShares iBoxx $ High Yield Corporate Bond Fund. IIC has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund into consideration in determining, composing or calculating the iBoxx $ Liquid High Yield Index. IIC is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares iBoxx
$ High Yield Corporate Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares iBoxx $ High Yield Corporate Bond Fund are to be converted into cash. IIC has no obligation or liability in connection with the administration, marketing or trading of the iShares iBoxx $ High Yield Corporate Bond Fund. IIC does not guarantee the accuracy or the completeness of the iBoxx $ Liquid High Yield Index or any data included therein and IIC shall have no liability for any errors, omissions, or interruptions therein. IIC makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any other person or entity from the use of the iBoxx $ Liquid High Yield Index or any data included therein. IIC makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the iBoxx $ Liquid High Yield Index or any data included therein. Without limiting any of the foregoing, in no event shall IIC have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the iBoxx $ Liquid High Yield Index or any data included therein, even if notified of the possibility of such damages.

The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund is not sponsored, endorsed, sold or promoted by FTSE Licensor Parties. None of the FTSE Licensor Parties makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index and/or the figure at which the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index stands at any particular time on any particular day or otherwise. The FTSE Licensor Parties' only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of the FTSE Licensor Parties and of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index, which is determined, composed and calculated by the FTSE Licensor Parties without regard to the Trust, BTC, BFA or the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund into consideration in determining, composing or calculating the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index. The FTSE Licensor Parties are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund are to be converted into cash. The FTSE Licensor Parties have no obligation or liability in connection with the administration, marketing or trading of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties do not guarantee the accuracy or the completeness of the FTSE EPRA/

NAREIT Developed Real Estate ex-U.S. Index or any data included therein and the FTSE Licensor Parties shall have no liability for any errors, omissions, or interruptions therein. The FTSE Licensor Parties make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund or any other person or entity from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein. The FTSE Licensor Parties make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein. Without limiting any of the foregoing, in no event shall the FTSE Licensor Parties have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein, even if notified of the possibility of such damages.

The iShares MSCI Canada Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund (the "iShares MSCI Index Funds") are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of the iShares MSCI Index Funds or any member of the public regarding the advisability of investing in funds generally or in the iShares MSCI Index Funds particularly or the ability of the MSCI Indexes to track general stock market performance. MSCI is the licensor of certain trademarks, servicemarks and trade names of MSCI and of the MSCI Indexes, which are determined, composed and calculated by MSCI without regard to the Trust, iShares, Inc., BTC, BFA or the iShares MSCI Index Funds. MSCI has no obligation to take the needs of BTC, BFA or the owners of the iShares MSCI Index Funds into consideration in determining, composing or calculating the MSCI Indexes. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the iShares MSCI Index Funds to be issued or in the determination or calculation of the equation by which the iShares MSCI Index Funds are redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of the iShares MSCI Index Funds in connection with the administration, marketing or trading of the iShares MSCI Index Funds. Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI Indexes from sources which MSCI considers reliable, neither MSCI nor any other party guarantees the accuracy and/or the completeness of the MSCI Indexes or any data included therein. Neither MSCI nor any other party makes any warranty, express or implied, as to results to be obtained by a licensee, licensee's customers and counterparties, the owners of the iShares MSCI Index Funds or any other person or entity from the use of the MSCI Indexes or any data included hereunder or for any other use. Neither MSCI nor any other party makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the MSCI Indexes or any data included therein. Without limiting any of the foregoing, in no event shall MSCI or any other party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund (collectively, the "Barclays Capital Funds") are not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of shares of the Barclays Capital Funds or any member of the public regarding the advisability of investing in securities generally or in the Barclays Capital Funds particularly or the ability of the Barclays Capital Funds' underlying indexes (the "Underlying Indexes") to track general bond market performance. Barclays Capital's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of

Barclays Capital and of the Underlying Indexes, which are determined, composed and calculated by Barclays Capital without regard to the Trust, BTC, BFA or the Barclays Capital Funds. Barclays Capital has no obligation to take the needs of BTC, BFA or the owners of shares of the Barclays Capital Funds into consideration in determining, composing or calculating the Underlying Indexes. Barclays Capital is not responsible for and has not participated in the determination of the prices and amount of shares of the Barclays Capital Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Barclays Capital Funds are to be converted into cash. Barclays Capital has no obligation or liability in connection with the administration, marketing or trading of the Barclays Capital Funds. Barclays Capital does not guarantee the accuracy or the completeness of the Underlying Indexes or any data included therein and Barclays Capital shall have no liability for any errors, omissions or interruptions therein. Barclays Capital makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the Barclays Capital Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. Barclays Capital makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Barclays Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Underlying Indexes or any data included therein, even if notified of the possibility of such damages.

BFA does not guarantee the accuracy or the completeness of any underlying index or any data included therein and BFA shall have no liability for any errors, omissions, or interruptions therein.

BFA makes no warranty, express or implied, to the owners of shares of the iShares funds or to any other person or entity as to results to be obtained by the series of the Trust from the use of any underlying index or any data included therein. BFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any underlying index or any data included therein. Without limiting any of the foregoing, in no event shall BFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the LifePath Portfolios is available at no charge upon request. This information includes:

ANNUAL/SEMI-ANNUAL REPORTS
These reports contain additional information about each of the LifePath Portfolio's investments. The annual report describes the LifePath Portfolio's performance, lists portfolio holdings, and discusses recent market conditions, economic trends and LifePath Portfolio investment strategies that significantly affected the LifePath Portfolio's performance for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information, dated _____, 2010, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each LifePath Portfolios, may be obtained free of charge, along with each LifePath Portfolios' annual and semi-annual reports, by calling (800) 882-0052. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

QUESTIONS
If you have any questions about the LifePath Portfolios, please:

Call:       1-800-882-0052 (toll free)
            Monday through Friday
            8:30 a.m. to 6:30 p.m. (Eastern time)

WORLD WIDE WEB
The LifePath Portfolios do not have a fund website, but the LifePath Portfolios' annual and semi-annual shareholder reports, Prospectuses and SAI are available free of charge online at the SEC's website WWW.SEC.GOV.

WRITTEN CORRESPONDENCE

Write:       BlackRock Funds III
             c/o SEI Investments Distribution Co.
             One Freedom Valley Drive, Oaks, PA 19456

PORTFOLIO CHARACTERISTICS AND HOLDINGS
A description of the LifePath Portfolios' policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

SECURITIES AND EXCHANGE COMMISSION
You may also view and copy public information about a LifePath Portfolio, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address:publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM INFORMATION CONTAINED IN THIS PROSPECTUS.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE # 811-07332

[GRAPHIC APPEARS HERE]

___-_____-____

EQUITIES  FIXED INCOME  REAL ESTATE
 LIQUIDITY  ALTERNATIVES BLACKROCK SOLUTIONS

[GRAPHIC APPEARS HERE]

BLACKROCK FUNDS III
     LIFEPATH(Reg. TM) PORTFOLIOS

CLASS C SHARES PROSPECTUS | ______________, 2010

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

PORTFOLIO                                                     TICKER SYMBOL
---------------------------------------------------------     --------------
LifePath(Reg. TM) Retirement Portfolio - Class C Shares               _____
LifePath 2020 Portfolio(Reg. TM) - Class C Shares                     _____
LifePath 2030 Portfolio(Reg. TM) - Class C Shares                     _____
LifePath 2040 Portfolio(Reg. TM) - Class C Shares                     _____
LifePath(Reg. TM) 2050 Portfolio - Class C Shares                     _____

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                               Table of Contents
--------------------------------------------------------------------------------

                                                             LIFEPATH PORTFOLIO

  KEY FACTS AND DETAILS ABOUT THE LIFEPATH PORTFOLIOS, INCLUDING
OVERVIEW
  INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, RISK FACTORS, FEE AND
  EXPENSE INFORMATION, AND HISTORICAL PERFORMANCE INFORMATION
  LIFEPATH RETIREMENT PORTFOLIO.....................................  1
  LIFEPATH 2020 PORTFOLIO...........................................  7
  LIFEPATH 2030 PORTFOLIO........................................... 13
  LIFEPATH 2040 PORTFOLIO........................................... 19
  LIFEPATH 2050 PORTFOLIO........................................... 25

                                          DETAILS ABOUT THE LIFEPATH PORTFOLIOS

  INVESTMENT TIME HORIZONS.......................................... 31
  A FURTHER DISCUSSION OF PRINCIPAL INVESTMENT STRATEGIES........... 32
  A FURTHER DISCUSSION OF RISK FACTORS.............................. 39

                                          MANAGEMENT OF THE LIFEPATH PORTFOLIOS

  INVESTMENT ADVISER................................................ 44
  PORTFOLIO MANAGERS................................................ 44
  ADMINISTRATIVE SERVICES........................................... 45
  DETAILS ABOUT THE SHARE CLASS..................................... 45
  ACCOUNT SERVICES AND PRIVILEGES................................... 46
  LIFEPATH PORTFOLIOS' RIGHTS....................................... 47
  SHAREHOLDER INFORMATION........................................... 47
  MASTER/FEEDER MUTUAL FUND STRUCTURE............................... 50
  CONFLICTS OF INTEREST............................................. 51
  FINANCIAL HIGHLIGHTS.............................................. 53
  DISCLAIMERS....................................................... 58

     FOR MORE INFORMATION   ADDITIONAL INFORMATION............BACK COVER

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

LifePath Retirement Portfolio
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH RETIREMENT PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The LifePath Retirement Portfolio of BlackRock Funds III (the "Trust") is managed for investors seeking income and moderate long-term growth of capital. The LifePath Retirement Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE LIFEPATH RETIREMENT PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class C Shares of the LifePath Retirement Portfolio. The expenses are deducted from the LifePath Retirement Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class C Shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES                                                  CLASS C
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                         SHARES
 Maximum Deferred Sales Charge (Load) (as                         1.00%(1)
 percentage of offering price or redemption proceeds,
 whichever is lower)

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(2)                                                                           0.35%
 Distribution and Service (12b-1) Fees                                                        1.00%
 Other Expenses                                                                               ____%
  Administration Fees                                                                         0.50%
  Independent Expenses(3)                                                                     ____%
 Acquired Fund Fees and Expenses (Underlying Funds)(4)                                        ____%
 Total Annual Class Operating Expenses(2)(3)(4)(5)                                            ____%
 Fee Waivers and/or Expense Reimbursements(2)(3)                                             (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                       ____%
 Reimbursements(2)(3)(5)(6)

-------

(1) There is no contingent deferred sales charge ("CDSC") on Class C Shares after one year.

(2) BlackRock Fund Advisors ("BFA") (formerly Barclays Global Fund Advisors), the investment adviser to the LifePath Retirement Master Portfolio (the "Master Portfolio"), has contractually agreed to waive its management fee at the Master Portfolio level in an amount equal to the advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(3) "Independent Expenses" consists of those fees and expenses of the Independent Trustees of the LifePath Retirement Portfolio and the Master Portfolio, counsel to the Independent Trustees of the LifePath Retirement Portfolio and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the LifePath Retirement Portfolio and the Master Portfolio that are allocable to the Class C Shares of the LifePath Retirement Portfolio. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly Barclays Global Investors, N.A.), and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class C Shares of the LifePath Retirement Portfolio and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(4) "Acquired Fund Fees and Expenses (Underlying Funds)" reflect the LifePath Retirement Portfolio's pro rata share of the fees and expenses incurred by investing in the Underlying Funds.

(5) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of the Class C Shares of the LifePath Retirement Portfolio and its corresponding Master Portfolio and also reflect a weighted average of the total operating expense ratios of the Underlying Funds in which the Master Portfolio invests.

(6) The LifePath Retirement Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Class C Shares of the LifePath Retirement Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the LifePath Retirement Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the LifePath Retirement Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS       5 YEARS       10 YEARS
          $  ___       $  ___        $  ___        $   ___

You would pay the following expenses if you did not redeem your shares:

 1 YEAR       3 YEARS       5 YEARS       10 YEARS
   ___           ___           ___           ___

PORTFOLIO TURNOVER

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect the LifePath Retirement Portfolio's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was __% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE LIFEPATH RETIREMENT PORTFOLIO
--------------------------------------------------------------------------------
The LifePath Retirement Portfolio invests all of its assets in a corresponding Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. The LifePath Retirement Portfolio is one of a group of funds with different allocations.

The LifePath Retirement Portfolio is designed for investors seeking current income and moderate long-term growth of capital. As of March 31, 2010, the LifePath Retirement Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is based on a common stock or a group of common stocks. Because the LifePath Retirement Portfolio is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the LifePath Retirement Portfolio's risk profile.

SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE LIFEPATH RETIREMENT PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the LifePath Retirement Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Retirement Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Retirement Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Retirement Portfolio.

o ALLOCATION RISK - The LifePath Retirement Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Retirement Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

o BOND INVESTMENT RISK - The value of your investment is also subject to bond investment risks, including extension risk, which is the risk that borrowers may extend the prepayment of their mortgages or loans for longer periods than expected, thereby affecting the secruity's average life and, potentially, its yield and prepayment risk, which is the risk that borrowers may prepay their mortgages or loans faster than expected, thereby affecting the security's average life and, potentially, its yield.

o CONCENTRATION RISK - The LifePath Retirement Portfolio's strategy of concentrating in securities of companies, a particular market industry, group of industries, sector or asset class, country, regions or group of countries means that its performance will be closely tied to the performance of a particular market segment. The LifePath Retirement Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath Retirement Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

o DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Retirement Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

o DERIVATIVE SECURITIES RISK - The LifePath Retirement Portfolio's use of derivatives may reduce the LifePath Retirement Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Retirement Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

o EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o FOREIGN SECURITIES RISKS - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Retirement Portfolio will lose money. These risks include:

 o The LifePath Retirement Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

 o Changes in foreign currency exchange rates can affect the value of the LifePath Retirement Portfolio's portfolio.

 o The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

 o The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

 o Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

 o Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath Retirement Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

o REAL ESTATE-RELATED SECURITIES RISK - The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath Retirement Portfolio's real estate-related investments are concentrated in one geographic area or in one property type, the

LifePath Retirement Portfolio will be particularly subject to the risks associated with that area or property type.

o SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Retirement Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Retirement Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Retirement Portfolio.

The LifePath Retirement Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in Class I Shares of the LifePath Retirement Portfolio by showing the changes in their performance from year to year. Although Class I Shares are not offered in this Prospectus, the returns for Class I Shares are provided herein because the Class C Shares offered in this Prospectus are expected to have substantially similar annual returns since the Class C and Class I Shares are invested in the same Master Portfolios. ANNUAL RETURNS FOR THE CLASS C SHARES WOULD DIFFER FROM ANNUAL RETURNS FOR THE CLASS I SHARES BECAUSE THE CLASS C SHARES ARE EXPECTED TO HAVE HIGHER EXPENSES THAN THE CLASS I SHARES. The bar chart shows the returns for Class I Shares of the LifePath Retirement Portfolio for each of the last ten calendar years. The average annual total return table compares the average annual total returns (before and after taxes) of Class I Shares of the LifePath Retirement Portfolio to those of a corresponding index for various periods of time. Effective March 15, 2004, the returns for Class I Shares of the LifePath Retirement Portfolio reflect its Master Portfolio's investment in Underlying Funds. For all periods prior to March 15, 2004, the returns for Class I Shares of the LifePath Retirement Portfolio reflect the direct investment by its Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. In addition, as of December 31, 2003, BFA made certain changes to its asset allocation strategies for the LifePath Retirement Portfolio, including a change to the frequency with which the LifePath Retirement Portfolio's respective holdings were rebalanced among asset classes from monthly to quarterly. How the LifePath Retirement Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

LIFEPATH RETIREMENT PORTFOLIO - CLASS I SHARES

                 ANNUAL TOTAL RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2000     4.73%
2001     3.60%
2002    -2.70%
2003    11.95%
2004     6.35%
2005     4.32%
2006     8.80%
2007     4.50%
2008   -15.04%
2009    ____

During the periods shown in the bar chart, the highest return for a quarter was ____% (quarter ended ____) and the lowest return for a quarter was ____% (quarter ended____).

AS OF 12/31/09
AVERAGE ANNUAL TOTAL RETURNS                                                              1 YEAR   5 YEARS   10 YEARS
 LifePath Retirement Portfolio - Class I Shares
  Return Before Taxes                                                                     ____%     ____%      ____%
  Return After Taxes on Distributions                                                     ____%     ____%      ____%
  Return After Taxes on Distributions and Sale of Fund Shares                             ____%     ____%      ____%
 LifePath Retirement Portfolio Custom Benchmark(1) (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%

 S&P 1500 Index (Reflects no deductions for fees, expenses or taxes.)                     ____%     ____%      ____%
 Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex US IMI Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex USA (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
 (Reflects no deductions for fees, expenses or taxes.)                                    ____%     ____%      ____%
 FTSE EPRA/NAREIT Global Real Estate Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 Cohen & Steers Realty Majors Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%

-------
(1) The LifePath Retirement Portfolio's custom benchmark is a hypothetical representation of the performance of the LifePath Retirement Portfolio's asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath Retirement Portfolio's custom benchmark are adjusted quarterly to reflect the LifePath Retirement Portfolio's changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the LifePath Retirement Portfolio's custom benchmark: S&P 500 Index(Reg. TM), S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index (the "Cohen & Steers Index") on July 1, 2008.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). The LifePath Retirement Portfolio's returns after taxes on distributions and sale of LifePath Retirement Portfolio shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of LifePath Retirement Portfolio shares. As a result, the LifePath Retirement Portfolio's returns after taxes on distributions and sale of LifePath Retirement Portfolio shares may exceed the LifePath Retirement Portfolio's returns before taxes and/or returns after taxes on distributions.

BFA and BTC have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the LifePath Retirement Portfolio. When they do so, the LifePath Retirement Portfolio's operating expenses are reduced so that the LifePath Retirement Portfolio's total return is increased. These waivers and reimbursements may be discontinued at any time, except as described above in "Fees and Expenses of the LifePath Retirement Portfolio." In the absence of such waivers and/or reimbursements, the LifePath Retirement Portfolio's total return would be lower.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment manager is BFA.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                      PORTFOLIO
                      MANAGER OF
                      THE MASTER
                      PORTFOLIO
NAME                    SINCE        TITLE
 Dagmar Nikles          2005            Director
 Leslie Gambon          2007            Director
 Alan Mason             2009            Managing Director

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
You may purchase or redeem shares of the LifePath Retirement Portfolio each day the New York Stock Exchange ("NYSE" or "Exchange") is open ("a Business Day"). To purchase or sell shares, you should contact your financial intermediary or financial professional, or, if you hold shares through the LifePath Retirement Portfolio, you should contact the LifePath Retirement Portfolio by phone at
(800) 882-0052 or by mail c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456. The LifePath Retirement Portfolio's initial and subsequent investment minimums generally are as follows, although the LifePath Retirement Portfolio may reduce or waive the minimums in some cases:

                                    CLASS C SHARES
                                    --------------
    Minimum Initial Investment      $1,000 for all accounts except:
                                    . $250 for certain fee-based programs.
                                    . $100 for retirement plans.
                                    . $50, if establishing Automatic Investment Plan
                                    ("AIP").

    Minimum Additional Investment   $50 for all accounts except certain retirement plans
                                    and programs may have a lower minimum.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath Retirement Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath Retirement Portfolio shares. The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of the LifePath Retirement Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the LifePath Retirement Portfolio through a broker-dealer or other financial intermediary, the LifePath Retirement
Portfolio and SEI Investments Distribution Co., the LifePath Retirement Portfolio's distributor, or its affiliates may pay the intermediary for the sale of LifePath Retirement Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the LifePath Retirement Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2020 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2020 PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The LifePath 2020 Portfolio of BlackRock Funds III (the "Trust") is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE LIFEPATH 2020 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class C Shares of the LifePath 2020 Portfolio. The expenses are deducted from the LifePath 2020 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class C Shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES                                                  CLASS C
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                         SHARES
 Maximum Deferred Sales Charge (Load) (as                         1.00%(1)
 percentage of offering price or redemption proceeds,
 whichever is lower)

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(2)                                                                           0.35%
 Distribution and Service (12b-1) Fees                                                        1.00%
 Other Expenses                                                                               ____%
  Administration Fees                                                                         0.50%
  Independent Expenses(3)                                                                     ____%
 Acquired Fund Fees and Expenses (Underlying Funds)(4)                                        ____%
 Total Annual Class Operating Expenses(2)(3)(4)(5)                                            ____%
 Fee Waivers and/or Expense Reimbursements(2)(3)                                             (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                       ____%
 Reimbursements(2)(3)(5)(6)

-------
(1)   There is no CDSC on Class C Shares after one year.

(2) BFA, the investment adviser to the LifePath 2020 Master Portfolio (the "Master Portfolio"), has contractually agreed to waive its management fee at the Master Portfolio level in an amount equal to the advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(3) "Independent Expenses" consists of those fees and expenses of the Independent Trustees of the LifePath 2020 Portfolio and the Master Portfolio, counsel to the Independent Trustees of the LifePath 2020 Portfolio and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the LifePath 2020 Portfolio and the Master Portfolio that are allocable to the Class C Shares of the LifePath 2020 Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class C Shares of the LifePath 2020 Portfolio and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(4) "Acquired Fund Fees and Expenses (Underlying Funds)" reflect the LifePath 2020 Portfolio's pro rata share of the fees and expenses incurred by investing in the Underlying Funds.

(5) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of the Class C Shares of the LifePath 2020 Portfolio and its corresponding Master Portfolio and also reflect a weighted average of the total operating expense ratios of the Underlying Funds in which the Master Portfolio invests.

(6) The LifePath 2020 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Class C Shares of the LifePath 2020 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the LifePath 2020 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the LifePath 2020 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS       5 YEARS       10 YEARS
          $  ___       $  ___        $  ___        $   ___

You would pay the following expenses if you did not redeem your shares:

 1 YEAR       3 YEARS       5 YEARS       10 YEARS
   ___           ___           ___           ___

PORTFOLIO TURNOVER

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect the LifePath 2020 Portfolio's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was __% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE LIFEPATH 2020 PORTFOLIO
--------------------------------------------------------------------------------
The LifePath 2020 Portfolio invests all of its assets in a corresponding Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and the Underlying Funds in proportions based on its own comprehensive investment strategy. The LifePath 2020 Portfolio is one of a group of funds with different allocations.

The LifePath 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. As of March 31, 2010, the LifePath 2020 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is based on a common stock or a group of common stocks. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE LIFEPATH 2020 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the LifePath 2020 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath 2020 Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath 2020 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath 2020 Portfolio.

o ALLOCATION RISK - The LifePath 2020 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath 2020 Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

o BOND INVESTMENT RISK - The value of your investment is also subject to bond investment risks, including extension risk, which is the risk that borrowers may extend the prepayment of their mortgages or loans for longer periods than expected, thereby affecting the security's average life and, potentially, its yield and prepayment risk, which is the risk that borrowers may prepay their mortgages or loans faster than expected, thereby affecting the security's average life and, potentially, its yield.

o CONCENTRATION RISK - The LifePath 2020 Portfolio's strategy of concentrating in securities of companies, a particular market industry, group of industries, sector or asset class, countries, regions or groups of countries means that its performance will be closely tied to the performance of a particular market segment. The LifePath 2020 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath 2020 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

o DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath 2020 Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

o DERIVATIVE SECURITIES RISK - The LifePath 2020 Portfolio's use of derivatives may reduce the LifePath 2020 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath 2020 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

o EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o FOREIGN SECURITIES RISKS - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath 2020 Portfolio will lose money. These risks include:

 o The LifePath 2020 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

 o Changes in foreign currency exchange rates can affect the value of the LifePath 2020 Portfolio's portfolio.

 o The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

 o The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

 o Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

 o Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath 2020 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

o REAL ESTATE-RELATED SECURITIES RISK - The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath 2020

Portfolio's real estate-related investments are concentrated in one geographic area or in one property type, the LifePath 2020 Portfolio will be particularly subject to the risks associated with that area or property type.

o SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath 2020 Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath 2020 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath 2020 Portfolio.

The LifePath 2020 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in Class I Shares of the LifePath 2020 Portfolio by showing the changes in their performance from year to year. Although Class I Shares are not offered in this Prospectus, the returns for Class I Shares are provided herein because the Class C Shares offered in this Prospectus are expected to have substantially similar annual returns since the Class C and Class I Shares are invested in the same Master Portfolios. ANNUAL RETURNS FOR THE CLASS C SHARES WOULD DIFFER FROM ANNUAL RETURNS FOR THE CLASS I SHARES BECAUSE THE CLASS C SHARES ARE EXPECTED TO HAVE HIGHER EXPENSES THAN THE CLASS I SHARES. The bar chart shows the returns for Class I Shares of the LifePath 2020 Portfolio for each of the last ten calendar years. The average annual total return table compares the average annual total returns (before and after taxes) of Class I Shares of the LifePath 2020 Portfolio to those of a corresponding index for various periods of time. Effective March 15, 2004, the returns for Class I Shares of the LifePath 2020 Portfolio reflect its Master Portfolio's investment in Underlying Funds. For all periods prior to March 15, 2004, the returns for Class I Shares of the LifePath 2020 Portfolio reflect the direct investment by its Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. In addition, as of December 31, 2003, BFA made certain changes to its asset allocation strategies for the LifePath 2020 Portfolio, including a change to the frequency with which the LifePath 2020 Portfolio's respective holdings were rebalanced among asset classes from monthly to quarterly. How the LifePath 2020 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

LIFEPATH 2020 PORTFOLIO - CLASS I SHARES

                    ANNUAL RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2000     -3.74%
2001     -6.42%
2002    -12.59%
2003     20.61%
2004      9.27%
2005      6.54%
2006     13.01%
2007      3.34%
2008    -25.42%
2009     ____

During the periods shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

AS OF 12/31/09
AVERAGE ANNUAL TOTAL RETURNS                                                              1 YEAR   5 YEARS   10 YEARS
 LifePath 2020 Portfolio - Class I Shares
  Return Before Taxes                                                                     ____%     ____%      ____%
  Return After Taxes on Distributions                                                     ____%     ____%      ____%
  Return After Taxes on Distributions and Sale of Fund Shares                             ____%     ____%      ____%
 LifePath 2020 Portfolio Custom Benchmark(1) (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%

 S&P 1500 Index (Reflects no deductions for fees, expenses or taxes.)                     ____%     ____%      ____%
 Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex US IMI Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex USA (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
 (Reflects no deductions for fees, expenses or taxes.)                                    ____%     ____%      ____%
 FTSE EPRA/NAREIT Global Real Estate Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 Cohen & Steers Realty Majors Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%

-------
(1) The LifePath 2020 Portfolio's custom benchmark is a hypothetical representation of the performance of the LifePath 2020 Portfolio's asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2020 Portfolio's custom benchmark are adjusted quarterly to reflect the LifePath 2020 Portfolio's changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the LifePath 2020 Portfolio's custom benchmark: S&P 500 Index(Reg. TM), S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The LifePath 2020 Portfolio's returns after taxes on distributions and sale of LifePath 2020 Portfolio shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of LifePath 2020 Portfolio shares. As a result, the LifePath 2020 Portfolio's returns after taxes on distributions and sale of LifePath 2020 Portfolio shares may exceed the LifePath 2020 Portfolio's returns before taxes and/or returns after taxes on distributions.

BFA and BTC have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the LifePath 2020 Portfolio. When they do so, the LifePath 2020 Portfolio's operating expenses are reduced so that the LifePath 2020 Portfolio's total return is increased. These waivers and reimbursements may be discontinued at any time, except as described above in "Fees and Expenses of the LifePath 2020 Portfolio." In the absence of such waivers and/or reimbursements, the LifePath 2020 Portfolio's total return would be lower.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment manager is BFA.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                      PORTFOLIO
                      MANAGER OF
                      THE MASTER
                      PORTFOLIO
NAME                    SINCE        TITLE
 Dagmar Nikles          2005            Director
 Leslie Gambon          2007            Director
 Alan Mason             2009            Managing Director

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
You may purchase or redeem shares of the LifePath 2020 Portfolio each day the NYSE is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if, you hold shares through the LifePath 2020 Portfolio, you should contact the LifePath 2020 Portfolio by phone at (800) 882-0052 or by mail c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456. The LifePath 2020 Portfolio's initial and subsequent investment minimums generally are as follows, although the LifePath 2020 Portfolio may reduce or waive the minimums in some cases:

                                    CLASS C SHARES
                                    --------------
    Minimum Initial Investment      $1,000 for all accounts except:
                                    . $250 for certain fee-based programs.
                                    . $100 for retirement plans.
                                    . $50, if establishing Automatic Investment Plan
                                    ("AIP").

    Minimum Additional Investment   $50 for all accounts except certain retirement plans
                                    and programs may have a lower minimum.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2020 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2020 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of the LifePath 2020 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the LifePath 2020 Portfolio through a broker-dealer or other financial intermediary, the LifePath 2020 Portfolio and the Distributor or its affiliates may pay the intermediary for the sale of LifePath 2020 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the LifePath 2020 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2030 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2030 PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The LifePath 2030 Portfolio of BlackRock Funds III (the "Trust") is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE LIFEPATH 2030 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class C Shares of the LifePath 2030 Portfolio. The expenses are deducted from the LifePath 2030 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class C Shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES                                                  CLASS C
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                         SHARES
 Maximum Deferred Sales Charge (Load) (as                         1.00%(1)
 percentage of offering price or redemption proceeds,
 whichever is lower)

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(2)                                                                           0.35%
 Distribution and Service (12b-1) Fees                                                        1.00%
 Other Expenses                                                                               ____%
  Administration Fees                                                                         0.50%
  Independent Expenses(3)                                                                     ____%
 Acquired Fund Fees and Expenses (Underlying Funds)(4)                                        ____%
 Total Annual Class Operating Expenses(2)(3)(4)(5)                                            ____%
 Fee Waivers and/or Expense Reimbursements(2)(3)                                             (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                       ____%
 Reimbursements(2)(3)(5)(6)

-------
(1)   There is no CDSC on Class C Shares after one year.

(2) BFA, the investment adviser to the LifePath 2030 Master Portfolio (the "Master Portfolio"), has contractually agreed to waive its management fee at the Master Portfolio level in an amount equal to the advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(3) "Independent Expenses" consists of those fees and expenses of the Independent Trustees of the LifePath 2030 Portfolio and the Master Portfolio, counsel to the Independent Trustees of the LifePath 2030 Portfolio and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the LifePath 2030 Portfolio and the Master Portfolio that are allocable to the Class C Shares of the LifePath 2030 Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class C Shares of the LifePath 2030 Portfolio and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(4) "Acquired Fund Fees and Expenses (Underlying Funds)" reflect the LifePath 2030 Portfolio's pro rata share of the fees and expenses incurred by investing in the Underlying Funds.

(5) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of the Class C Shares of the LifePath 2030 Portfolio and its corresponding Master Portfolio and also reflect a weighted average of the total operating expense ratios of the Underlying Funds in which the Master Portfolio invests.

(6) The LifePath 2030 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Class C Shares of the LifePath 2030 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the LifePath 2030 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the LifePath 2030 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS       5 YEARS       10 YEARS
          $  ___       $  ___        $  ___        $   ___

You would pay the following expenses if you did not redeem your shares:

 1 YEAR       3 YEARS       5 YEARS       10 YEARS
   ___           ___           ___           ___

PORTFOLIO TURNOVER

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect the LifePath 2030 Portfolio's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was __% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE LIFEPATH 2030 PORTFOLIO
--------------------------------------------------------------------------------
The LifePath 2030 Portfolio invests all of its assets in a corresponding Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and the Underlying Funds in proportions based on its own comprehensive investment strategy. The LifePath 2030 Portfolio is one of a group of funds with different allocations.

The LifePath 2030 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. As of March 31, 2010, the LifePath 2030 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is based on a common stock or a group of common stocks. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE LIFEPATH 2030 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the LifePath 2030 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath 2030 Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath 2030 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath 2030 Portfolio.

o ALLOCATION RISK - The LifePath 2030 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath 2030 Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

o BOND INVESTMENT RISK - The value of your investment is also subject to bond investment risks, including extension risk, which is the risk that borrowers may extend the prepayment of their mortgages or loans for longer periods than expected, thereby affecting the security's average life and, potentially, its yield and prepayment risk, which is the risk that borrowers may prepay their mortgages or loans faster than expected, thereby affecting the security's average life and, potentially, its yield.

o CONCENTRATION RISK - The LifePath 2030 Portfolio's strategy of concentrating in securities of companies, a particular market industry, group of industries, sector or asset class, countries, regions or groups of countries means that its performance will be closely tied to the performance of a particular market segment. The LifePath 2030 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath 2030 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

o DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath 2030 Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

o DERIVATIVE SECURITIES RISK - The LifePath 2030 Portfolio's use of derivatives may reduce the LifePath 2030 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath 2030 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

o EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o FOREIGN SECURITIES RISKS - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath 2030 Portfolio will lose money. These risks include:

 o The LifePath 2030 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

 o Changes in foreign currency exchange rates can affect the value of the LifePath 2030 Portfolio's portfolio.

 o The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

 o The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

 o Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

 o Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath 2030 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

o REAL ESTATE-RELATED SECURITIES RISK - The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath 2030

Portfolio's real estate-related investments are concentrated in one geographic area or in one property type, the LifePath 2030 Portfolio will be particularly subject to the risks associated with that area or property type.

o SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath 2030 Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath 2030 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath 2030 Portfolio. The LifePath 2030 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in Class I Shares of the LifePath 2030 Portfolio by showing the changes in their performance from year to year. Although Class I Shares are not offered in this Prospectus, the returns for Class I Shares are provided herein because the Class C Shares offered in this Prospectus are expected to have substantially similar annual returns since the Class C and Class I Shares are invested in the same Master Portfolios. ANNUAL RETURNS FOR THE CLASS C SHARES WOULD DIFFER FROM ANNUAL RETURNS FOR THE CLASS I SHARES BECAUSE THE CLASS C SHARES ARE EXPECTED TO HAVE HIGHER EXPENSES THAN THE CLASS I SHARES. The bar chart shows the returns for Class I Shares of the LifePath 2030 Portfolio for each of the last ten calendar years. The average annual total return table compares the average annual total returns (before and after taxes) of Class I Shares of the LifePath 2030 Portfolio to those of a corresponding index for various periods of time. Effective March 15, 2004, the returns for Class I Shares of the LifePath 2030 Portfolio reflect its Master Portfolio's investment in Underlying Funds. For all periods prior to March 15, 2004, the returns for Class I Shares of the LifePath 2030 Portfolio reflect the direct investment by its Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. In addition, as of December 31, 2003, BFA made certain changes to its asset allocation strategies for the LifePath 2030 Portfolio, including a change to the frequency with which the LifePath 2030 Portfolio's respective holdings were rebalanced among asset classes from monthly to quarterly. How the LifePath 2030 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

LIFEPATH 2030 PORTFOLIO - CLASS I SHARES

                 ANNUAL TOTAL RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

1999     16.85%
2000     -5.65%
2001     -9.94%
2002    -15.73%
2003     23.86%
2004     10.78%
2005      7.63%
2006     15.12%
2007      2.64%
2008    -31.03%
2009     ____

During the periods shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

AS OF 12/31/09
AVERAGE ANNUAL TOTAL RETURNS                                                              1 YEAR   5 YEARS   10 YEARS
 LifePath 2030 Portfolio - Class I Shares
  Return Before Taxes                                                                     ____%     ____%      ____%
  Return After Taxes on Distributions                                                     ____%     ____%      ____%
  Return After Taxes on Distributions and Sale of Fund Shares                             ____%     ____%      ____%
 LifePath 2030 Portfolio Custom Benchmark(1) (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%

 S&P 1500 Index (Reflects no deductions for fees, expenses or taxes.)                     ____%     ____%      ____%
 Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex US IMI Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex USA (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
 (Reflects no deductions for fees, expenses or taxes.)                                    ____%     ____%      ____%
 FTSE EPRA/NAREIT Global Real Estate Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 Cohen & Steers Realty Majors Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%

-------
(1) The LifePath 2030 Portfolio's custom benchmark is a hypothetical representation of the performance of the LifePath 2030 Portfolio's asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2030 Portfolio's custom benchmark are adjusted quarterly to reflect the LifePath 2030 Portfolio's changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the LifePath 2030 Portfolio's custom benchmark: S&P 500 Index(Reg. TM), S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The LifePath 2030 Portfolio's returns after taxes on distributions and sale of LifePath 2030 Portfolio shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of LifePath 2030 Portfolio shares. As a result, the LifePath 2030 Portfolio's returns after taxes on distributions and sale of LifePath 2030 Portfolio shares may exceed the LifePath 2030 Portfolio's returns before taxes and/or returns after taxes on distributions.

BFA and BTC have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the LifePath 2030 Portfolio. When they do so, the LifePath 2030 Portfolio's operating expenses are reduced so that the LifePath 2030 Portfolio's total return is increased. These waivers and reimbursements may be discontinued at any time, except as described above in "Fees and Expenses of the LifePath 2030 Portfolio." In the absence of such waivers and/or reimbursements, the LifePath 2030 Portfolio's total return would be lower.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment manager is BFA.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                      PORTFOLIO
                      MANAGER OF
                      THE MASTER
                      PORTFOLIO
NAME                    SINCE        TITLE
 Dagmar Nikles          2005            Director
 Leslie Gambon          2007            Director
 Alan Mason             2009            Managing Director

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
You may purchase or redeem shares of the LifePath 2030 Portfolio each day the NYSE is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if, you hold shares through the LifePath 2030 Portfolio, you should contact the LifePath 2030 Portfolio by phone at (800) 882-0052 or by mail c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456. The LifePath 2030 Portfolio's initial and subsequent investment minimums generally are as follows, although the LifePath 2030 Portfolio may reduce or waive the minimums in some cases:

                                    CLASS C SHARES
                                    --------------
    Minimum Initial Investment      $1,000 for all accounts except:
                                    . $250 for certain fee-based programs.
                                    . $100 for retirement plans.
                                    . $50, if establishing Automatic Investment Plan
                                    ("AIP").

    Minimum Additional Investment   $50 for all accounts except certain retirement plans
                                    and programs may have a lower minimum.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2030 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2030 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of the LifePath 2030 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the LifePath 2030 Portfolio through a broker-dealer or other financial intermediary, the LifePath 2030 Portfolio and the Distributor or its affiliates may pay the intermediary for the sale of LifePath 2030 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the LifePath 2030 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2040 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2040 PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The LifePath 2040 Portfolio of BlackRock Funds III (the "Trust") is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE LIFEPATH 2040 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class C Shares of the LifePath 2040 Portfolio. The expenses are deducted from the LifePath 2040 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class C Shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES                                                  CLASS C
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                         SHARES
 Maximum Deferred Sales Charge (Load) (as                         1.00%(1)
 percentage of offering price or redemption proceeds,
 whichever is lower)

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(2)                                                                           0.35%
 Distribution and Service (12b-1) Fees                                                         1.00
 Other Expenses                                                                               ____%
  Administration Fees                                                                         0.50%
  Independent Expenses(3)                                                                     ____%
 Acquired Fund Fees and Expenses (Underlying Funds)(4)                                        ____%
 Total Annual Class Operating Expenses(2)(3)(4)(5)                                            ____%
 Fee Waivers and/or Expense Reimbursements(2)(3)                                             (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                       ____%
 Reimbursements(2)(3)(5)(6)

-------
(1)   There is no CDSC on Class C Shares after one year.

(2) BFA, the investment adviser to the LifePath 2040 Master Portfolio (the "Master Portfolio"), has contractually agreed to waive its management fee at the Master Portfolio level in an amount equal to the advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(3) "Independent Expenses" consists of those fees and expenses of the Independent Trustees of the LifePath 2040 Portfolio and the Master Portfolio, counsel to the Independent Trustees of the LifePath 2040 Portfolio and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the LifePath 2040 Portfolio and the Master Portfolio that are allocable to the Class C Shares of the LifePath 2040 Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class C Shares of the LifePath 2040 Portfolio and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(4) "Acquired Fund Fees and Expenses (Underlying Funds)" reflect the LifePath 2040 Portfolio's pro rata share of the fees and expenses incurred by investing in the Underlying Funds.

(5) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of the Class C Shares of the LifePath 2040 Portfolio and its corresponding Master Portfolio and also reflect a weighted average of the total operating expense ratios of the Underlying Funds in which the Master Portfolio invests.

(6) The LifePath 2040 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Class C Shares of the LifePath 2040 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the LifePath 2040 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the LifePath 2040 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS       5 YEARS       10 YEARS
          $  ___       $  ___        $  ___        $   ___

You would pay the following expenses if you did not redeem your shares:

 1 YEAR       3 YEARS       5 YEARS       10 YEARS
   ___           ___           ___           ___

PORTFOLIO TURNOVER

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect the LifePath 2040 Portfolio's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was __% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE LIFEPATH 2040 PORTFOLIO
--------------------------------------------------------------------------------
The LifePath 2040 Portfolio invests all of its assets in a corresponding Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and the Underlying Funds in proportions based on its own comprehensive investment strategy. The LifePath 2040 Portfolio is one of a group of funds with different allocations.

The LifePath 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. As of March 31, 2010, the LifePath 2040 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is based on a common stock or a group of common stocks. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE LIFEPATH 2040 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the LifePath 2040 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath 2040 Portfolio or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the LifePath 2040 Portfolio. An investment in the LifePath 2040 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o ALLOCATION RISK - The LifePath 2040 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath 2040 Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

o BOND INVESTMENT RISK - The value of your investment is also subject to bond investment risks, including extension risk, which is the risk that borrowers may extend the prepayment of their mortgages or loans for longer periods than expected, thereby affecting the security's average life and, potentially, its yield and prepayment risk, which is the risk that borrowers may prepay their mortgages or loans faster than expected, thereby affecting the security's average life and, potentially, its yield.

o CONCENTRATION RISK - The LifePath 2040 Portfolio's strategy of concentrating in securities of companies, a particular market industry, group of industries, sector or asset class, countries, regions or groups of countries means that its performance will be closely tied to the performance of a particular market segment. The LifePath 2040 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath 2040 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

o DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath 2040 Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

o DERIVATIVE SECURITIES RISK - The LifePath 2040 Portfolio's use of derivatives may reduce the LifePath 2040 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath 2040 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

o EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o FOREIGN SECURITIES RISKS - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath 2040 Portfolio will lose money. These risks include:

 o The LifePath 2040 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

 o Changes in foreign currency exchange rates can affect the value of the LifePath 2040 Portfolio's portfolio.

 o The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

 o The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

 o Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

 o Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath 2040 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

o REAL ESTATE-RELATED SECURITIES RISK - The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath 2040

Portfolio's real estate-related investments are concentrated in one geographic area or in one property type, the LifePath 2040 Portfolio will be particularly subject to the risks associated with that area or property type.

o SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath 2040 Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath 2040 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath 2040 Portfolio.

The LifePath 2040 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in Class I Shares of the LifePath 2040 Portfolio by showing the changes in their performance from year to year. Although Class I Shares are not offered in this Prospectus, the returns for Class I Shares are provided herein because the Class C Shares offered in this Prospectus are expected to have substantially similar annual returns since the Class C and Class I Shares are invested in the same Master Portfolios. ANNUAL RETURNS FOR THE CLASS C SHARES WOULD DIFFER FROM ANNUAL RETURNS FOR THE CLASS I SHARES BECAUSE THE CLASS C SHARES ARE EXPECTED TO HAVE HIGHER EXPENSES THAN THE CLASS I SHARES. The bar chart shows the returns for Class I Shares of the LifePath 2040 Portfolio for each of the last ten calendar years. The average annual total return table compares the average annual total returns (before and after taxes) of Class I Shares of the LifePath 2040 Portfolio to those of a corresponding index for various periods of time. Effective March 15, 2004, the returns for Class I Shares of the LifePath 2040 Portfolio reflect its Master Portfolio's investment in Underlying Funds. For all periods prior to March 15, 2004, the returns for Class I Shares of the LifePath 2040 Portfolio reflect the direct investment by its Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. In addition, as of December 31, 2003, BFA made certain changes to its asset allocation strategies for the LifePath 2040 Portfolio, including a change to the frequency with which the LifePath 2040 Portfolio's respective holdings were rebalanced among asset classes from monthly to quarterly. How the LifePath 2040 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

LIFEPATH 2040 PORTFOLIO - CLASS I SHARES

                 ANNUAL TOTAL RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2000     -9.71%
2001    -13.41%
2002    -18.73%
2003     27.64%
2004     11.43%
2005      8.24%
2006    16.97 %
2007      2.03%
2008    -35.40%
2009     ____

During the periods shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

AS OF 12/31/09
AVERAGE ANNUAL TOTAL RETURNS                                                              1 YEAR   5 YEARS   10 YEARS
 LifePath 2040 Portfolio - Class I Shares
  Return Before Taxes                                                                     ____%     ____%      ____%
  Return After Taxes on Distributions                                                     ____%     ____%      ____%
  Return After Taxes on Distributions and Sale of Fund Shares                             ____%     ____%      ____%
 LifePath 2040 Portfolio Custom Benchmark(1) (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%

 S&P 1500 Index (Reflects no deductions for fees, expenses or taxes.)                     ____%     ____%      ____%
 Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex US IMI Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex USA (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
 (Reflects no deductions for fees, expenses or taxes.)                                    ____%     ____%      ____%
 FTSE EPRA/NAREIT Global Real Estate Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 Cohen & Steers Realty Majors Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%

-------
(1) The LifePath 2040 Portfolio's custom benchmark is a hypothetical representation of the performance of the LifePath 2040 Portfolio's asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2040 Portfolio's custom benchmark are adjusted quarterly to reflect the LifePath 2040 Portfolio's changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the LifePath 2040 Portfolio's custom benchmark: S&P 500 Index(Reg. TM), S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The LifePath 2040 Portfolio's returns after taxes on distributions and sale of LifePath 2040 Portfolio shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of LifePath 2040 Portfolio shares. As a result, the LifePath 2040 Portfolio's returns after taxes on distributions and sale of LifePath 2040 Portfolio shares may exceed the LifePath 2040 Portfolio's returns before taxes and/or returns after taxes on distributions.

BFA and BTC have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the LifePath 2040 Portfolio. When they do so, the LifePath 2040 Portfolio's operating expenses are reduced so that the LifePath 2040 Portfolio's total return is increased. These waivers and reimbursements may be discontinued at any time, except as described above in "Fees and Expenses of the LifePath 2040 Portfolio." In the absence of such waivers and/or reimbursements, the LifePath 2040 Portfolio's total return would be lower.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment manager is BFA.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                      PORTFOLIO
                      MANAGER OF
                      THE MASTER
                      PORTFOLIO
NAME                    SINCE        TITLE
 Dagmar Nikles          2005            Director
 Leslie Gambon          2007            Director
 Alan Mason             2009            Managing Director

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
You may purchase or redeem shares of the LifePath 2040 Portfolio each day the NYSE is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if, you hold shares through the LifePath 2040 Portfolio, you should contact the LifePath 2040 Portfolio by phone at (800) 882-0052 or by mail c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456. The LifePath 2040 Portfolio's initial and subsequent investment minimums generally are as follows, although the LifePath 2040 Portfolio may reduce or waive the minimums in some cases:

                                    CLASS C SHARES
                                    --------------
    Minimum Initial Investment      $1,000 for all accounts except:
                                    . $250 for certain fee-based programs.
                                    . $100 for retirement plans.
                                    . $50, if establishing Automatic Investment Plan
                                    ("AIP").

    Minimum Additional Investment   $50 for all accounts except certain retirement plans
                                    and programs may have a lower minimum.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2040 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2040 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of the LifePath 2040 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the LifePath 2040 Portfolio through a broker-dealer or other financial intermediary, the LifePath 2040 Portfolio and the Distributor or its affiliates may pay the intermediary for the sale of LifePath 2040 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the LifePath 2040 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2050 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2050 PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The LifePath 2050 Portfolio of BlackRock Funds III is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050. The LifePath 2050 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE LIFEPATH 2050 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class C Shares of the LifePath 2050 Portfolio. The expenses are deducted from the LifePath 2050 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class C Shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES                                                  CLASS C
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                         SHARES
 Maximum Deferred Sales Charge (Load) (as                         1.00%(1)
 percentage of offering price or redemption proceeds,
 whichever is lower)

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(2)                                                                           0.35%
 Distribution and Service (12b-1) Fees                                                        1.00%
 Other Expenses                                                                               ____%
  Administration Fees                                                                         0.50%
  Independent Expenses(3)                                                                     ____%
 Acquired Fund Fees and Expenses (Underlying Funds)(4)                                        ____%
 Total Annual Class Operating Expenses(2)(3)(4)(5)                                            ____%
 Fee Waivers and/or Expense Reimbursements(2)(3)                                             (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                       ____%
 Reimbursements(2)(3)(5)(6)

-------
(1)   There is no CDSC on Class C Shares after one year.

(2) BFA, the investment adviser to the LifePath 2050 Master Portfolio (the "Master Portfolio"), has contractually agreed to waive its management fee at the Master Portfolio level in an amount equal to the advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(3) "Independent Expenses" consists of those fees and expenses of the Independent Trustees of the LifePath 2050 Portfolio and the Master Portfolio, counsel to the Independent Trustees of the LifePath 2050 Portfolio and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the LifePath 2050 Portfolio and the Master Portfolio that are allocable to the Class C Shares of the LifePath 2050 Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class C Shares of the LifePath 2050 Portfolio and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(4) "Acquired Fund Fees and Expenses (Underlying Funds)" reflect the LifePath 2050 Portfolio's pro rata share of the fees and expenses incurred by investing in the Underlying Funds.

(5) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of the Class C Shares of the LifePath 2050 Portfolio and its corresponding Master Portfolio and also reflect a weighted average of the total operating expense ratios of the Underlying Funds in which the Master Portfolio invests.

(6) The LifePath 2050 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Class C Shares of the LifePath 2050 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the LifePath 2050 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the LifePath 2050 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS       5 YEARS       10 YEARS
          $  ___       $  ___        $  ___        $   ___

You would pay the following expenses if you did not redeem your shares:

 1 YEAR       3 YEARS       5 YEARS       10 YEARS
   ___           ___           ___           ___

PORTFOLIO TURNOVER

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect the LifePath 2050 Portfolio's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was __% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE LIFEPATH 2050 PORTFOLIO
--------------------------------------------------------------------------------
The LifePath 2050 Portfolio invests all of its assets in a corresponding Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and the Underlying Funds in proportions based on its own comprehensive investment strategy. The LifePath 2050 Portfolio is one of a group of funds with different allocations.

The LifePath 2050 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. As of March 31, 2010, the LifePath 2050 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is based on a common stock or a group of common stocks. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE LIFEPATH 2050 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the LifePath 2050 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath 2050 Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath 2050 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath 2050 Portfolio.

o ALLOCATION RISK - The LifePath 2050 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath 2050 Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

o BOND INVESTMENT RISK - The value of your investment is also subject to bond investment risks, including extension risk, which is the risk that borrowers may extend the prepayment of their mortgages or loans for longer periods than expected, thereby affecting the security's average life and, potentially, its yield and prepayment risk, which is the risk that borrowers may prepay their mortgages or loans faster than expected, thereby affecting the security's average life and, potentially, its yield.

o CONCENTRATION RISK - The LifePath 2050 Portfolio's strategy of concentrating in securities of companies, a particular market industry, group of industries, sector or asset class, countries, regions or groups of countries means that its performance will be closely tied to the performance of a particular market segment. The LifePath 2050 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath 2050 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

o DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath 2050 Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

o DERIVATIVE SECURITIES RISK - The LifePath 2050 Portfolio's use of derivatives may reduce the LifePath 2050 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath 2050 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

o EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o FOREIGN SECURITIES RISKS - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath 2050 Portfolio will lose money. These risks include:

 o The LifePath 2050 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

 o Changes in foreign currency exchange rates can affect the value of the LifePath 2050 Portfolio's portfolio.

 o The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

 o The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

 o Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

 o Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath 2050 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

o REAL ESTATE-RELATED SECURITIES RISK - The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath 2050

Portfolio's real estate-related investments are concentrated in one geographic area or in one property type, the LifePath 2050 Portfolio will be particularly subject to the risks associated with that area or property type.

o SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath 2050 Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath 2050 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath 2050 Portfolio.

The LifePath 2050 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in Class I Shares of the LifePath 2050 Portfolio by showing the changes in their performance from year to year. Although Class I Shares are not offered in this Prospectus, the returns for Class I Shares are provided herein because the Class C Shares offered in this Prospectus are expected to have substantially similar annual returns since the Class C and Class I Shares are invested in the same Master Portfolios. ANNUAL RETURNS FOR THE CLASS C SHARES WOULD DIFFER FROM ANNUAL RETURNS FOR THE CLASS I SHARES BECAUSE THE CLASS C SHARES ARE EXPECTED TO HAVE HIGHER EXPENSES THAN THE CLASS I SHARES. The bar chart shows the returns for Class I Shares of the LifePath 2050 Portfolio for the last calendar year. The average annual total return table compares the average annual total returns (before and after taxes) of Class I Shares of the LifePath 2050 Portfolio to those of a corresponding index for various periods of time. How the LifePath 2050 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

LIFEPATH 2050 PORTFOLIO - CLASS I SHARES

                 ANNUAL TOTAL RETURNS (YEAR ENDED DECEMBER 31)

                                  [BAR CHART]

2009   ____%

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

                                                                                                              SINCE
                                                                                                            INCEPTION
AS OF 12/31/09                                                                                              JUNE 30,
AVERAGE ANNUAL TOTAL RETURNS                                                                  1 YEAR          2008
 LifePath 2050 Portfolio - Class I Shares
  Return Before Taxes                                                                          ____%           ____%
  Return After Taxes on Distributions                                                          ____%           ____%
  Return After Taxes on Distributions and Sale of Fund Shares                                  ____%           ____%
 LifePath 2050 Portfolio Custom Benchmark(1) (Reflects no deductions for fees,
 expenses or taxes.)                                                                           ____%           ____%

 S&P 1500 Index (Reflects no deductions for fees, expenses or taxes.)                          ____%           ____%
 Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                           ____%           ____%
 MSCI All Country World Index ex US IMI Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                           ____%           ____%
 MSCI All Country World Index ex USA (Reflects no deductions for fees, expenses or
 taxes.)                                                                                       ____%           ____%
 Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                       ____%           ____%
 Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
 (Reflects no deductions for fees, expenses or taxes.)                                         ____%           ____%
 FTSE EPRA/NAREIT Global Real Estate Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                           ____%           ____%
 Cohen & Steers Realty Majors Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                       ____%           ____%

-------
(1) The LifePath 2050 Portfolio's custom benchmark is a hypothetical representation of the performance of the LifePath 2050 Portfolio's asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2050 Portfolio's custom benchmark are adjusted quarterly to reflect the LifePath 2050 Portfolio's changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the LifePath 2050 Portfolio's custom benchmark: S&P 500 Index(Reg. TM), S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The LifePath 2050 Portfolio's returns after taxes on distributions and sale of LifePath 2050 Portfolio shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of LifePath 2050 Portfolio shares. As a result, the LifePath 2050 Portfolio's returns after taxes on distributions and sale of LifePath 2050 Portfolio shares may exceed the LifePath 2050 Portfolio's returns before taxes and/or returns after taxes on distributions.

BFA and BTC have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the LifePath 2050 Portfolio. When they do so, the LifePath 2050 Portfolio's operating expenses are reduced so that the LifePath 2050 Portfolio's total return is increased. These waivers and reimbursements may be discontinued at any time, except as described above in "Fees and Expenses of the LifePath 2050 Portfolio." In the absence of such waivers and/or reimbursements, the LifePath 2050 Portfolio's total return would be lower.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment manager is BFA.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                      PORTFOLIO
                      MANAGER OF
                      THE MASTER
                      PORTFOLIO
NAME                    SINCE        TITLE
 Dagmar Nikles          2005            Director
 Leslie Gambon          2007            Director
 Alan Mason             2009            Managing Director

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
You may purchase or redeem shares of the LifePath 2050 Portfolio each day the NYSE is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if, you hold shares through the LifePath 2050 Portfolio, you should contact the LifePath 2050 Portfolio by phone at (800) 882-0052 or by mail c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456. The LifePath 2050 Portfolio's initial and subsequent investment minimums generally are as follows, although the LifePath 2050 Portfolio may reduce or waive the minimums in some cases:

                                    CLASS C SHARES
                                    --------------
    Minimum Initial Investment      $1,000 for all accounts except:
                                    . $250 for certain fee-based programs.
                                    . $100 for retirement plans.
                                    . $50, if establishing Automatic Investment Plan
                                    ("AIP").

    Minimum Additional Investment   $50 for all accounts except certain retirement plans
                                    and programs may have a lower minimum.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2050 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2050 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of the LifePath 2050 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

If you purchase shares of the LifePath 2050 Portfolio through a broker-dealer or other financial intermediary, the LifePath 2050 Portfolio and the Distributor or its affiliates may pay the intermediary for the sale of LifePath 2050 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the LifePath 2050 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Details About the LifePath Portfolios
--------------------------------------------------------------------------------
INVESTMENT TIME HORIZONS
--------------------------------------------------------------------------------
Each LifePath Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors on average may be willing to accept given an investment time horizon. An investor's time horizon marks the point when the investor plans to start making net withdrawals from his or her investments. In other words, the time when they will cease making new contributions to their investments. For many LifePath investors, their time horizon is tied to the date that they plan to retire and begin gradually utilizing their investment to support themselves in retirement. For other LifePath investors, their time horizon may represent the date when they plan to make substantial withdrawals for another purpose, such as a major purchase.

As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns. Each LifePath Portfolio has its own time horizon, as described in its investment objective above, which affects the targeted risk level of that LifePath Portfolio and, in turn, its asset allocation.

The allocations for the LifePath Retirement Portfolio reflect the expectation that investors in or near retirement, or otherwise seeking current income, are willing to take some risk of loss of their investment in hopes of achieving moderate long term growth of capital. The LifePath Retirement Portfolio is designed to help balance two risk factors that investors face during retirement: market risk (potential declines in market values) and longevity risk (living longer than expected). Specifically, the portfolio seeks to enable investors to maintain a steady withdrawal rate (about 3-5% per year) throughout their retirement without exhausting their investment. There is no guarantee that the performance of the LifePath Retirement Portfolio will be sufficient to enable this withdrawal rate or that any one withdrawal rate is appropriate for all investors. Investors should work with a financial advisor or other expert to determine a sustainable withdrawal rate for their circumstances, and that withdrawal rate should be periodically reassessed throughout retirement as the value of the investor's portfolio changes.

Each LifePath Portfolio has a distinct investment objective tied to its time horizon:

   o LifePath Retirement Portfolio is managed for investors seeking income and moderate long-term growth of capital.

   o LifePath 2020 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020.

   o LifePath 2030 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030.

   o LifePath 2040 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.

   o LifePath 2050 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050.

You should carefully consider the asset allocation and risks of each LifePath Portfolio before deciding whether to invest.

The LifePath Portfolios are designed to offer individual investors comprehensive asset allocation strategies tailored to the time when they expect to begin withdrawing assets. Asset allocation is the distribution of investments among broad types of asset classes: equity securities, bonds and money market instruments. Each LifePath Portfolio invests all of its assets in a separate mutual fund, called a Master Portfolio, that has an investment objective substantially identical to the LifePath Portfolio. To implement the asset allocation strategy, each Master Portfolio, in turn, invests in a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy that gradually becomes more conservative as the year in the LifePath Portfolio's name approaches, except for the LifePath Retirement Portfolio, which is already in its most conservative phase. BFA is the investment adviser to the Master Portfolios. For simplicity's sake, all discussion of investment objective, strategies and risks of a particular LifePath Portfolio refers also to the investment objective, strategies and risks of the Master Portfolio, unless otherwise indicated. A description of the relationship of the LifePath Portfolios to their Master

Portfolios appears under the heading "Shareholder Information - Master/Feeder Mutual Fund Structure" in this prospectus ("Prospectus").

WHICH LIFEPATH PORTFOLIO TO CONSIDER

The first step in choosing which LifePath Portfolio to consider is answering a key question: When will you need the money you are thinking of investing? Will it be in ten years, when your kids are ready for college? Or 30 years, when you retire?

The number in the name of most of the LifePath Portfolios is actually a year - a "target year" when you might expect to begin withdrawing your money. Selecting the LifePath Portfolio that may be most appropriate for your investment may be as simple as matching your target year with the closest LifePath Portfolio target year.

For example, let's say that you are investing for retirement purposes, and that you expect to retire at age 60. If you are 45 years old, you have 15 years before retirement. By adding 15 to the current year, you can define your "target year." If you expect to retire in the year 2024, as in this example, you may conclude that the LifePath 2020 Portfolio is the most appropriate LifePath Portfolio for you.

The investment mix of the LifePath Portfolios gradually shift from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the LifePath Portfolios increasingly conservative.

In making your investment decision, you should keep in mind:

o The LifePath Portfolios' investment strategies derive from the risk tolerance of average investors with a particular time horizon.

o The LifePath Portfolios' time horizons are based on the year in their name, except for the LifePath Retirement Portfolio, which is designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment.

If you are willing to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns, you may invest some or all of your assets in a LifePath Portfolio with a longer time horizon. If you desire a more conservative investment and are willing to forego some potential returns, you may invest some or all of your assets in a LifePath Portfolio with a shorter time horizon. The final choice is yours.

A FURTHER DISCUSSION OF PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Each LifePath Portfolio invests all of its assets in a corresponding Master Portfolio which allocates and reallocates its assets among the Underlying
Funds. The Master Portfolios with longer time horizons invest a greater portion of their assets in Underlying Funds that invest in equity securities, which provide a greater opportunity for capital appreciation over the long-term but have a greater risk of loss. The Master Portfolios with shorter time horizons invest a greater portion of their assets in Underlying Funds that invest in bonds and money market instruments, which typically offer reduced risk and price volatility but forego some potential returns. Accordingly, under normal circumstances, the LifePath Portfolios with shorter time horizons have lower expected returns than the LifePath Portfolios with longer time horizons.

Each LifePath Portfolio pursues a common strategy of allocating and reallocating its assets among the Underlying Funds. The LifePath Portfolios with longer time horizons invest a greater portion of their assets in Underlying Funds that invest in equity securities, which provide a greater potential to achieve higher returns over the long-term but have a greater risk of loss. In addition to investing in Underlying Funds, each LifePath Portfolio may borrow, lend its portfolio securities to brokers, dealers and financial institutions, and invest the collateral in certain short-term instruments either directly or through one or more joint accounts or money market funds, as described in greater detail in the LifePath Portfolios' combined Statement of Additional Information ("SAI").

The LifePath Portfolios with shorter time horizons invest a greater portion of their assets in Underlying Funds that invest in bonds, which typically offer reduced risk of loss and less price volatility, but forego some potential returns. Accordingly, under normal circumstances, the LifePath Portfolios with shorter time horizons have lower expected returns than the LifePath Portfolios with longer time horizons. As each LifePath Portfolio approaches its designated time horizon, it systematically seeks to reduce the level of risk by allocating assets more conservatively among the Underlying Funds. This systematic shift toward more conservative investments is designed to reduce the risk of significant reductions in the value of an investment in a LifePath Portfolio as it approaches its time horizon.

For example, the LifePath Retirement Portfolio has entered its "retirement phase" and seeks to maximize returns consistent with the risk that an average investor in retirement may be willing to accept. This does not mean, however, that it invests exclusively, or primarily, in Underlying Funds that are money market funds. Rather, because BFA believes that most investors are still willing to take some risks in pursuing returns even while drawing on their investments, almost all of the LifePath Retirement Portfolio's assets will continue to be allocated to Underlying Funds that are equity and bond funds.

In determining the allocation of assets to the Underlying Funds, BFA uses a proprietary investment model that analyzes securities market data, including risk, asset class correlations, and expected returns, to provide portfolio allocations among the asset classes represented by the Underlying Funds. The allocations are periodically monitored and rebalanced in an effort to maximize expected return for a given level of risk. In managing the LifePath Portfolios, BFA focuses on long-term targets and objectives. The progression over time of a LifePath Portfolio's asset allocation to more conservative asset classes is a relatively steady process resulting in only gradual changes to the asset allocation from quarter to quarter. The Underlying Funds invest in a mix of equity securities, bonds and money market instruments. Certain Underlying Funds invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivatives, which are subject to additional risks, as described in the "A Further Discussion of Risk Factors" section of this Prospectus. The investment model adjusts each LifePath Portfolio's risk level by gradually making it more conservative as the year in the LifePath Portfolio's name approaches, except for the LifePath Retirement Portfolio, which is already in its most conservative phase.

When a LifePath Portfolio reaches its stated time horizon and enters its most conservative phase, the allocation of its assets is expected to be similar to that of the LifePath Retirement Portfolio. Such LifePath Portfolio and the LifePath Retirement Portfolio may then continue to operate as separate funds or, subject to approval by the LifePath Portfolios' Board of Trustees, they may be merged into a single fund.

THE UNDERLYING FUNDS

Two of the Underlying Funds - the Active Stock Master Portfolio and the CoreAlpha Bond Master Portfolio - are diversified portfolios of Master Investment Portfolio. The Active Stock Master Portfolio seeks to provide long-term appreciation of capital. BFA invests the Active Stock Master Portfolio's assets using a proprietary quantitative model that is designed to select stocks based on an analysis of a wide range of company-specific factors. The CoreAlpha Bond Master Portfolio seeks to provide a combination of income and capital growth. BFA invests the CoreAlpha Bond Master Portfolio's assets pursuant to a systematic method that relies on proprietary quantitative models to allocate assets among various bond sectors by evaluating each sector's relative value and risk-adjusted return.

The remaining Underlying Funds, other than the BlackRock Cash Funds:
Institutional (the "Underlying Money Market Fund") are exchange-traded funds ("ETFs") that are part of the iShares family of funds ("Underlying iShares Funds"). Each of the Underlying iShares Funds seeks investment results that correspond generally to the performance, before fees and expenses, of its underlying index. As a result, adverse performance of a particular security in an Underlying iShares Fund's portfolio will ordinarily not result in the elimination of the security from the Underlying iShares Fund's portfolio. Each Underlying iShares Fund offers and issues iShares at their net asset value per share only to certain institutional investors in aggregations of a specified number of iShares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. The iShares for these Underlying iShares Funds are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges. BFA purchases iShares on behalf of the Master Portfolios in the secondary market.

The relative weightings for each Master Portfolio in the various Underlying Funds will vary over time, and BFA is not required to invest any Master Portfolio's assets in each of the Underlying Funds or in any particular percentage in any given Underlying Fund. BFA may add, eliminate or replace Underlying Funds at any time.

Each Master Portfolio currently expects to invest in some or all of the Underlying Funds described below:

ACTIVE STOCK MASTER PORTFOLIO

Seeks to provide long-term appreciation of capital. The Active Stock Master Portfolio invests, under normal circumstances, at least 80% of its assets in common stocks. The Active Stock Master Portfolio invests primarily in equity securities of U.S. companies with market capitalizations similar to the range of market capitalizations represented in the Standard & Poor's S&P 500 Index(Reg. TM). BFA invests the Active Stock Master Portfolio's assets using a proprietary quantitative model that is designed to select stocks based on an analysis of a wide range of company-specific factors, such as relative values based on earnings and cash flows; earnings quality as measured by the company's financial condition and earnings reports; sentiment as expressed through management and market participant behavior; and industry classification. BFA considers risk parameters in deciding upon the Active Stock Master Portfolio's aggregate holdings, and factors trading costs into its stock selection process.

COREALPHA BOND MASTER PORTFOLIO

Seeks to provide a combination of income and capital growth. BFA invests the CoreAlpha Bond Master Portfolio's assets pursuant to a systematic method that relies on proprietary quantitative models to allocate assets among various bond sectors by evaluating each sector's relative value and risk-adjusted return. BFA's models also allocate assets among bonds of different maturities based on yield characteristics and expectations. Specific investment selection decisions are made on the basis of evaluations of relative value, credit quality and other factors. The CoreAlpha Bond Master Portfolio invests, under normal circumstances, at least 80% of its assets in bonds. For the purposes of this strategy, "bonds" include the following: obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; debt obligations of U.S. corporations; U.S. dollar-denominated debt obligations of foreign issuers; municipal securities; and asset-backed securities. The CoreAlpha Bond Master Portfolio invests a substantial portion of its assets in U.S.-registered, dollar-denominated bonds. The CoreAlpha Bond Master Portfolio may invest in bonds of any maturity or duration.

BLACKROCK CASH FUNDS: INSTITUTIONAL

Seeks a high level of income consistent with liquidity and the preservation of capital. The BlackRock Cash Funds: Institutional invests in high-quality, short-term money market instruments that include fixed-rate, floating-rate and variable-rate debt securities. The BlackRock Cash Funds: Institutional also may invest in high-quality, short-term U.S. and foreign government debt, including the debt of agencies and instrumentalities, such as the Federal National Mortgage Association ("Fannie Mae"), U.S. and foreign bank obligations, corporate obligations, repurchase agreements and asset-backed securities.

UNDERLYING ISHARES FUNDS

In managing each of the Underlying iShares Funds, BFA uses a representative sampling index strategy. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the applicable underlying index. Underlying iShares Funds that use representative sampling may or may not hold all of the securities in the relevant underlying index.

ISHARES S&P 500 INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Index(Reg. TM). The S&P 500 Index(Reg. TM) measures the performance of the large-capitalization sector of the U.S. equity market. The component stocks are weighted according to the float-adjusted market value of their outstanding shares.

ISHARES S&P MIDCAP 400 INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400 IndexTM. The S&P MidCap 400TM Index measures the performance of the mid-capitalization sector of the U.S. equity market. The stocks in the S&P MidCap 400 IndexTM have a market capitalization between $750 million and $3.3 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation. The S&P MidCap 400 IndexTM consists of stocks from a broad range of industries.

ISHARES S&P SMALLCAP 600 INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600 IndexTM. The S&P SmallCap 600 IndexTM measures the performance of the small-capitalization sector of the U.S. equity market. The stocks in the S&P SmallCap 600 IndexTM have a market capitalization between $200 million and $1 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation.

ISHARES S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P National AMT-Free Municipal Bond Index. The S&P National AMT-Free Municipal Bond Index measures the performance of the investment-grade segment of the U.S. municipal bond market. As of March 31, 2010, there were ____ issues in the S&P National AMT-Free Municipal Bond Index.

ISHARES S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Natural Resources Sector IndexTM. The S&P North American Natural Resources Sector IndexTM measures the performance of U.S.-traded stocks of natural resource-related companies in the U.S. and Canada, and includes companies in the following categories: producers of oil, gas and consumable fuels, energy equipment and services, metals and mining, manufacturers of paper and forest products, and producers of construction materials, containers and packaging.

ISHARES RUSSELL MIDCAP INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Index. The Russell Midcap Index measures the performance of the mid-capitalization sector of the U.S. equity market. The Russell Midcap Index is a float-adjusted, capitalization-weighted index of the 800 smallest issuers in the Russell 1000(Reg. TM) Index.

ISHARES RUSSELL 2000 INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index. The Russell 2000 Index measures the performance of the small capitalization sector of the U.S. equity market. The Russell 2000 Index is a float-adjusted, capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000(Reg. TM) Index.

ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Index. The Cohen & Steers Index consists of selected U.S. REITs. The objective of the Cohen & Steers Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Cohen & Steers Index based on a rigorous review of several factors, including management, portfolio quality, and sector and geographic diversification. The REITs selected for inclusion in the Cohen & Steers Index must meet minimum market capitalization and liquidity requirements. The Cohen & Steers Index is weighted according to the total market value of each REIT's outstanding shares and is adjusted quarterly so that no REIT represents more than 8% of the Cohen & Steers Index. Within the REIT market, the Cohen & Steers Index is diversified across property sectors that represent the current market.

ISHARES FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index. The FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index measures the stock performance of companies engaged in the ownership and development of the following real estate markets defined as developed by FTSE EPRA/NAREIT: Canada, Europe (including Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom (including the Channel Islands)), Middle East (Israel) and Asia (including Australia, Hong Kong, Japan, New Zealand and Singapore). As of _____ __, ____, the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index was comprised of stocks of companies in the following markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

ISHARES MSCI CANADA INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Canada Index developed by MSCI Inc. ("MSCI"). The MSCI Canada Index consists of stocks traded primarily on the Toronto Stock Exchange.

ISHARES MSCI EAFE INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE(Reg. TM) Index. The MSCI EAFE(Reg. TM) Index has been developed by MSCI as an equity benchmark for its international stock performance. The MSCI EAFE Index includes stocks from Europe, Australasia and the Far East.

ISHARES MSCI EAFE SMALL CAP INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Small Cap Index. The MSCI EAFE Small Cap Index represents the small cap size segment of the MSCI EAFE Index. The MSCI EAFE(Reg. TM) Index includes securities from Europe, Australasia and the Far East. Under MSCI's Global Investable Market Index methodology, the small cap universe consists of the securities of those companies whose securities are not included in the large cap or mid cap segments of a particular market, which together comprise approximately 85% of each market's free float-adjusted market capitalization. The small cap segment covers the 85%-99% range of each market's free float-adjusted market capitalization.

ISHARES MSCI EMERGING MARKETS INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index. The MSCI Emerging Markets Index is designed to measure equity market performance in the global emerging markets. As of _____ __, ____, the MSCI Emerging Markets Index consisted of the following 22 emerging market country indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary,

India, Indonesia, Israel, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. Emerging market country indexes may be added to or deleted from the MSCI Emerging Markets Index from time to time. The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest up to 10% of its assets in shares of other iShares funds that invest in securities in the MSCI Emerging Markets Index. BFA waives a portion of its advisory fees otherwise due from the iShares MSCI Emerging Markets Index Fund in an amount equal to the portfolio management fees incurred by assets that are invested in shares of other iShares funds.

ISHARES BARCLAYS 1-3 YEAR CREDIT BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 1-3 Year Credit Bond Index. The Barclays Capital U.S. 1-3 Year Credit Bond Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than three years.

ISHARES BARCLAYS 1-3 YEAR TREASURY BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 1-3 Year Treasury Bond Index. The Barclays Capital U.S. 1-3 Year Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years.

ISHARES BARCLAYS 3-7 YEAR TREASURY BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 3-7 Year Treasury Bond Index. The Barclays Capital U.S. 3-7 Year Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years.

ISHARES BARCLAYS 7-10 YEAR TREASURY BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 7-10 Year Treasury Bond Index. The Barclays Capital U.S. 7-10 Year Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years.

ISHARES BARCLAYS 10-20 YEAR TREASURY BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 10-20 Year Treasury Bond Index. The Barclays Capital U.S. 10-20 Year Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to ten years and less than 20 years.

ISHARES BARCLAYS 20+ YEAR TREASURY BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 20+ Year Treasury Bond Index. The Barclays Capital U.S. 20+ Year Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 or more years.

ISHARES BARCLAYS AGGREGATE BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index measures the performance of the total U.S. investment-grade bond market, which includes investment-grade U.S. Treasury bonds, government-related bonds, investment-grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The securities in the Barclays Capital U.S. Aggregate Bond Index have $250 million or more of outstanding face value and have at least one year remaining to maturity. In addition, the securities must be U.S. dollar-denominated, fixed-rate and non-convertible. Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds are excluded from the Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index is market capitalization weighted and the securities in the Barclays Capital U.S. Aggregate Bond Index are updated on the last calendar day of each month.

ISHARES BARCLAYS CREDIT BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Credit Bond Index. The Barclays Capital U.S. Credit Bond Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year.

ISHARES BARCLAYS GOVERNMENT/CREDIT BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Government/Credit Bond Index. The Barclays Capital U.S. Government/Credit Bond Index measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (I.E., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment-grade credit securities that have a remaining maturity of greater than or equal to one year.

ISHARES BARCLAYS INTERMEDIATE CREDIT BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Credit Bond Index. The Barclays Capital U.S. Intermediate Credit Bond Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than ten years.

ISHARES BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Government/Credit Bond Index. The Barclays Capital U.S. Intermediate Government/Credit Bond Index measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (I.E., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment-grade credit securities that have a remaining maturity of greater than or equal to one year and less than ten years.

ISHARES BARCLAYS MBS BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. MBS Index. The Barclays Capital U.S. MBS Index measures the performance of investment-grade mortgage-backed pass-through securities issued by the Government National Mortgage Association, Fannie Mae and the Federal Home Loan Mortgage
Corporation.

ISHARES BARCLAYS SHORT TREASURY BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Short Treasury Bond Index. The Barclays Capital U.S. Short Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months.

ISHARES BARCLAYS TIPS BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as "TIPS."

ISHARES JPMORGAN USD EMERGING MARKETS BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan EMBI Global Core Index. The JPMorgan EMBI Global Core Index is a broad, diverse U.S. dollar-denominated emerging markets debt benchmark which tracks the total return of actively traded external debt instruments in emerging market countries.

ISHARES IBOXX $ HIGH YIELD CORPORATE BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx(Reg. TM) $ Liquid High Yield Index. The iBoxx(Reg. TM) $ Liquid High Yield Index is a rules-based index consisting of liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the International Index Company Limited ("IIC"). The iBoxx(Reg. TM) $ Liquid High Yield Index is designed to provide a broad representation of the U.S. dollar-denominated high yield liquid corporate bond market. The iBoxx(Reg. TM) $ Liquid High Yield Index is a modified market value weighted index. There is no limit to the number of issues in the iBoxx(Reg. TM) $ Liquid High Yield Index, but as of March 31, 2010, the iBoxx(Reg. TM) $ Liquid High Yield Index included approximately ___ constituents. Certain methodology changes took effect at the iBoxx(Reg. TM)
$ Liquid High Yield Index's June 30, 2009, rebalancing, and weighting adjustments are expected to be completed over a six-month period.

The following table lists the Underlying Funds and the asset allocation for each Master Portfolio as of March 31, 2010. BFA allocates each Master Portfolio's assets among the Underlying Funds based on the Master Portfolio's investment objective and policies. The asset allocation for each Master Portfolio will vary over time, and BFA is not required to invest any Master Portfolio's assets in each of the Underlying Funds or in any particular percentage in any given Underlying Fund. BFA may add, eliminate or replace Underlying Funds at any time:

                                UNDERLYING FUNDS
                             (as of March 31, 2010)

                                                       LIFEPATH     LIFEPATH    LIFEPATH    LIFEPATH   LIFEPATH
                                                      RETIREMENT      2020        2030        2040       2050
                                                       PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
 CAPITAL GROWTH
 Master Investment Portfolio-Active Stock Master         ____%       ____%       ____%       ____%      ____%
 Portfolio
 iShares S&P MidCap 400 Index Fund                       ____%       ____%       ____%       ____%      ____%
 iShares S&P SmallCap 600 Index Fund                     ____%       ____%       ____%       ____%      ____%
 iShares MSCI EAFE Index Fund                            ____%       ____%       ____%       ____%      ____%
 iShares Cohen & Steers Realty Majors Index Fund         ____%       ____%       ____%       ____%      ____%
 iShares FTSE EPRA/NAREIT Developed Real Estate          ____%       ____%       ____%       ____%      ____%
 ex-U.S. Index Fund
 iShares MSCI Emerging Markets Index Fund                ____%       ____%       ____%       ____%      ____%
 iShares MSCI Canada Index Fund                          ____%       ____%       ____%       ____%      ____%
 iShares MSCI EAFE Small Cap Index Fund                  ____%       ____%       ____%       ____%      ____%
 CAPITAL GROWTH AND INCOME
 Master Investment Portfolio-CoreAlpha Bond Master       ____%       ____%       ____%       ____%      ____%
 Portfolio
 iShares Barclays TIPS Bond Fund                         ____%       ____%       ____%       ____%      N/A
 INCOME
 BlackRock Cash Funds: Institutional - SL Agency         ____%       ____%       ____%       ____%      ____%
 Shares

-------
Note: The allocation percentages may not add to, or may appear to exceed, 100% due to rounding.

"Standard & Poor's(Reg. TM)," "S&P(Reg. TM)," "S&P 500 Index(Reg. TM)," "S&P MidCap 400 IndexTM," "S&P SmallCap 600 IndexTM," "S&P National AMT-Free Municipal Bond IndexTM," and "S&P North American Natural Resources Sector IndexTM" are trademarks of Standard & Poor's Financial Services LLC (a subsidiary of The McGraw-Hill Companies) ("S&P") licensed for use for certain purposes by BTC. The iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and iShares S&P North American Natural Resources Sector Index Fund that are based on S&P Indexes are not sponsored, endorsed, sold or promoted by Standard & Poor's or its affiliates, and Standard & Poor's and its affiliates make no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"International Index Company Limited" and "iBoxx(Reg. TM) $ Liquid High Yield Index" are trademarks of IIC licensed for use for certain purposes by BTC. The iShares iBoxx $ High Yield Corporate Bond Fund is not sponsored, endorsed, sold or promoted by IIC, and IIC makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"FTSE," "EPRA," "NAREIT" and "FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index" are marks that have been licensed for use for certain purposes by BTC. The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund is not sponsored, endorsed, sold or promoted by FTSE, the London Stock Exchange plc, Euronext N.V., the Financial Times Limited, EPRA or NAREIT (together the "FTSE Licensor Parties"), and the FTSE Licensor Parties make no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"JPMorgan" and "JPMorgan EMBI Global Core Index" are trademarks of JPMorgan Chase & Co.(Copyright) ("JPMorgan") licensed for use for certain purposes by BTC. The iShares JPMorgan USD Emerging Markets Bond Fund is not sponsored, endorsed, sold or promoted by JPMorgan, and JPMorgan makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"Cohen & Steers" and "Cohen & Steers Realty Majors Index" are trademarks of Cohen & Steers Capital Management, Inc. ("Cohen & Steers") licensed for use for certain purposes by BTC. The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers, and Cohen & Steers makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"Barclays Capital Inc.," "Barclays Capital U.S. 1-3 Year Credit Bond Index," "Barclays Capital U.S. 1-3 Year Treasury Bond Index," "Barclays Capital U.S. 3-7 Year Treasury Bond Index," "Barclays Capital U.S. 7-10 Year Treasury Bond Index," "Barclays Capital U.S. 10-20 Year Treasury Bond Index," "Barclays Capital U.S. 20+ Year Treasury Bond Index," "Barclays Capital U.S. Aggregate Bond Index," "Barclays Capital U.S. Credit Bond Index," "Barclays Capital U.S. Government/Credit Bond Index," "Barclays Capital U.S. Intermediate Credit Bond Index," "Barclays Capital U.S. Intermediate Government/Credit Bond Index," "Barclays Capital U.S. MBS Index," "Barclays Capital U.S. Short Treasury Bond Index," and the "Barclays Capital U.S. Treasury Inflation Protected Securities
(TIPS) Index (Series-L)" (collectively referred to as the "iShares Bond Fund Indexes") are trademarks of Barclays Bank PLC licensed for use for certain purposes by BTC. The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund are not sponsored, endorsed, sold or promoted by Barclays Capital Inc. ("Barclays Capital"), and Barclays Capital makes no representation or warranty, express or implied, regarding the advisability of investing in iShares. The iShares Bond Fund Indexes are maintained by Barclays Capital. Neither BTC nor BFA has or will have a role in maintaining the iShares Bond Fund Indexes.

"MSCI Canada Index/SM/," "MSCI EAFE(Reg. TM) Index" and "MSCI Emerging Markets Index/SM/" are servicemarks and "MSCI EAFE Small Cap Index" is a trademark of MSCI, and such marks have been licensed for use for certain purposes by BTC. The iShares MSCI Canada Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI, and neither MSCI nor any other party makes any representation or warranty, express or implied, regarding the advisability of investing in iShares.

A FURTHER DISCUSSION OF RISK FACTORS
--------------------------------------------------------------------------------
This section contains a summary description of the general risks of investing in the LifePath Portfolios. "Description of the LifePath Portfolios and their Investments and Risks" in the SAI also includes more information about the LifePath Portfolios, their investments and the related risks. There can be no guarantee that a LifePath Portfolio will meet its objective or that a LifePath Portfolio's performance will be positive for any period of time. An investment in a LifePath Portfolio is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency.

GENERAL

The NAV of each LifePath Portfolio's shares is neither insured nor guaranteed, is not fixed and will fluctuate.

GENERAL RISKS APPLICABLE TO THE LIFEPATH PORTFOLIOS

ALLOCATION RISK - The LifePath Portfolios' ability to achieve their investment goals depends upon BFA's skill in determining the LifePath Portfolios' strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds will achieve their investment objectives, and the underlying funds' performance may be lower than the performance of the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the LifePath Portfolios. If an underlying fund were to change its investment objective or policies, the LifePath Portfolios might be forced to withdraw their investment from the underlying fund at a disadvantageous time and price.

DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolios' investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

CONCENTRATION RISK - The LifePath Portfolios' strategy of concentrating in securities of companies, a particular market industry, group of industries, sector or asset class, countries, regions or groups of countries means that their performance will be closely tied to the performance of a particular market segment. The LifePath Portfolios' concentration in these companies may present more risks than if they were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath Portfolios than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolios' investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

DERIVATIVE SECURITIES RISK - The LifePath Portfolios' use of derivatives may reduce the LifePath Portfolios' returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolios' use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolios to sell or otherwise close a derivatives position could expose the LifePath Portfolios to losses and could make derivatives more difficult for the LifePath Portfolios to value accurately. The LifePath Portfolios could also suffer losses related to their derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BFA may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the LifePath Portfolios' derivatives positions to lose value. When a derivative is used as a hedge against a position that the LifePath Portfolios hold, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the LifePath Portfolios' hedging transactions will be effective. The income from certain derivatives may be subject to U.S. federal income tax.

EMERGING MARKETS RISK - The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

EQUITY SECURITIES RISK - Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the LifePath Portfolios could decline if the financial condition of the companies the LifePath Portfolios invest in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

FOREIGN SECURITIES RISKS - Because the LifePath Portfolios may invest in companies located in countries other than the United States, the LifePath Portfolios may be exposed to risks associated with foreign investments.

o The value of holdings traded outside the U.S. (and any hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.

o The costs of non-U.S. securities transactions tend to be higher than those of U.S. transactions.

o Foreign holdings may be adversely affected by foreign government action.

o International trade barriers or economic sanctions against certain non-U.S. countries may adversely affect these holdings.

o The economies of certain countries may compare unfavorably with the U.S. economy.

o Foreign securities markets may be smaller than the U.S. markets, which may make trading more difficult.

EXCHANGE TRADED FUND RISK - The Underlying iShares Funds are subject to certain additional risks due to their shares being listed and traded on securities exchanges. There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged. An ETF may trade at, above or below its NAV. The NAV of an ETF will fluctuate with changes in the market value of its holdings. The trading price of an ETF will generally fluctuate in accordance with changes in its NAV, as well as market supply and demand.

INTEREST RATE RISK - Interest rate risk is the risk that prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. The LifePath Portfolios may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by BFA.

JUNK BONDS RISK - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolios. The major risks of junk bond investments include:

o Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

o Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer's industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.

o Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

o Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the LifePath Portfolios before it matures. If the issuer redeems junk bonds, the LifePath Portfolios may have to invest the proceeds in bonds with lower yields and may lose income.

o Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the LifePath Portfolios' securities than is the case with securities trading in a more liquid market.

o The LifePath Portfolios may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

o The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath Portfolios invest will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

MORTGAGE- AND ASSET-BACKED SECURITIES RISKS - Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, mortgage- and asset-backed backed securities are subject to "prepayment risk" and "extension risk." Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the LifePath Portfolios may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. Asset-backed securities and commercial mortgage-backed securities ("CMBS") generally experience less prepayment than residential mortgage-backed securities.

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The LifePath Portfolios' investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The LifePath Portfolios' investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations ("CMOs"). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (IOs), principal only (POs) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as "mortgage derivatives" and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the LifePath Portfolios invest in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by BFA, it is possible that the LifePath Portfolios could lose all or substantially all of their investment.

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the LifePath Portfolios' mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which the LifePath Portfolios may invest may also provide a degree of investment leverage, which could cause the LifePath Portfolios to lose all or substantially all of their investment.

PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for the Underlying iShares Funds, those Underlying iShares Funds may hold stocks in companies that present risks that an investment adviser researching individual stocks might seek to avoid.

REAL ESTATE-RELATED SECURITIES RISK - The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath Portfolios' real estate-related investments are concentrated in one geographic area or in one property type, the LifePath Portfolios will be particularly subject to the risks associated with that area or property type.

SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolios may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolios could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolios.

U.S. GOVERNMENT OBLIGATIONS RISK - Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks); and others are supported by the discretionary authority of the U.S. government to purchase an agency's obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

FOR A DESCRIPTION OF THE LIFEPATH PORTFOLIOS' POLICIES AND PROCEDURES WITH RESPECT TO DISCLOSURE OF THEIR MASTER PORTFOLIOS' PORTFOLIO HOLDINGS, AND A FURTHER DISCUSSION OF THE LIFEPATH PORTFOLIOS' INVESTMENTS AND RISKS, PLEASE REFER TO THE LIFEPATH PORTFOLIOS' SAI.

Management of the LifePath Portfolios
--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------
Each LifePath Portfolio is a feeder fund that invests all of its assets in a Master Portfolio that has an investment objective, strategies and policies substantially identical to the LifePath Portfolio. The Master Portfolios, in turn, invest in a combination of the Underlying Funds. BFA, a registered investment adviser, serves as investment adviser to each Master Portfolio, and also serves as investment adviser to each Underlying Fund, with the exception of the Underlying Money Market Fund, which invests in a Master Portfolio advised by BFA. BFA manages the investing of the Master Portfolios' assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the Master Portfolios' Board of Trustees. For its services to the Master
Portfolios, BFA is entitled to receive an annual advisory fee of 0.35% of each Master Portfolio's average daily net assets.

For its services to the Underlying Funds, BFA receives fees that differ from the fees described for the LifePath Portfolios in this Prospectus. BFA provides investment advisory services for the Underlying Funds that differ from the investment advisory services it provides for the Master Portfolios. For those services, BFA receives investment advisory fees from the Underlying Funds. In addition, BTC provides administration services to certain of the Underlying Funds and, for those services, may receive administration fees from those Underlying Funds. BFA has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory and administration fees, if any, paid by the Underlying Funds to BFA and BTC, respectively, through December 1, 2011.

BFA is located at 400 Howard Street, San Francisco, CA 94105. BFA is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BlackRock, Inc. ("BlackRock"). As of December 31, 2009, BTC and its affiliates, including BFA, had approximately $3.346 trillion in investment company and other portfolio assets under management. BFA, BTC, BlackRock Execution Services, BlackRock and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolios invest.

A discussion regarding the basis for the Master Portfolios' Board of Trustees' approval of the investment advisory agreements with BFA is available in the LifePath Portfolios' annual report for the period ended December 31, 2009.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Dagmar Nikles, Leslie Gambon and Alan Mason (the "Portfolio Managers") are jointly and primarily responsible for the day-to-day management of the Master Portfolios and act collaboratively on all aspects concerning the Master Portfolios. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

Ms. Nikles has been employed as a Senior Investment Strategist in the defined contributions team at BFA and BTC since December 2009. From July 2003 to November 2009, Ms. Nikles was a member of the asset allocation portfolio management team at Barclays Global Fund Advisors ("BGFA") and Barclays Global Investors, N.A. ("BGI"). Ms. Nikles has been a one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since June 2005.

Ms. Gambon has been employed as a member of the asset allocation portfolio management team at BFA and BTC since December 2009. From April 2007 to November 2009, Ms. Gambon was a member of the asset allocation portfolio management at BGFA and BGI. From October 2004 to April 2007, Ms. Gamobon was Head of Defined Contribution Portfolio Management at BGI. Ms. Gambon has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since May 2007.

Mr. Mason has been employed by BFA and BTC since December 2009. Mr. Mason is responsible for multi-asset class solutions for institutional clients. From 1991 to 2009, Mr. Mason served a variety of roles at BGFA and BGI, including eight years devoted to the development of transition management products. Mr. Mason has been one of the Portfolio Managers primarily responsible for the day-to-day management of the LifePath Master Portfolios since September 2009.

The LifePath Portfolios' SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares in the LifePath Portfolios.

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


ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------
BTC provides the following services, among others, as the LifePath Portfolios' administrator:

      o     Supervises the LifePath Portfolios' administrative operations;

      o Provides or causes to be provided management reporting and treasury administration services;

      o     Financial reporting;

      o     Legal, blue sky and tax services;

      o     Preparation of proxy statements and shareholder reports; and

      o Engaging and supervising the Shareholder Servicing Agents on behalf of the LifePath Portfolios.

BTC is entitled to receive fees for these services at the annual rate of 0.75% of the average daily net assets of the Class C Shares of each LifePath Portfolio. In addition to performing these services, BTC has agreed to bear all costs of operating the LifePath Portfolios, other than brokerage expenses, advisory fees, distribution fees, certain fees and expenses related to the Trust's Independent Trustees, that are not "interested persons" of the LifePath Portfolios or the Trust as defined in the Investment Company Act of 1940, as amended, (the "1940 Act") and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses.

The LifePath Portfolios have adopted a plan (the "Plan") that allows each LifePath Portfolio to pay shareholder servicing fees for certain services provided to its shareholders under Rule 12b-1 of the 1940 Act.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate brokers, dealers, financial institutions and industry professionals (including BlackRock, The PNC Financial Services Group, Inc. ("PNC"), Merrill Lynch & Co., Inc. ("Merrill Lynch"), Bank of America Corporation ("BAC"), Barclays Bank PLC and their respective affiliates) (each, a "Financial Intermediary") for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a LifePath Portfolio's shares. Because the fees paid by the LifePath Portfolios under the Plan are paid out of LifePath Portfolio assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition to, rather than in lieu of, shareholder servicing fees that a LifePath Portfolio may pay to a Financial Intermediary pursuant to the Plan and fees a LifePath Portfolio pays to State Street, BlackRock, on behalf of a LifePath Portfolio, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the LifePath Portfolio will pay the Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either
(1) a percentage of the average daily net assets of LifePath Portfolio shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the LifePath Portfolios). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the LifePath Portfolios or for these other services to the LifePath Portfolios and shareholders. These payments would be in addition to the LifePath Portfolio payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a LifePath Portfolio to you. Please contact your Financial Intermediary for details about payments it may receive from a LifePath Portfolio or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

DETAILS ABOUT THE SHARE CLASS

--------------------------------------------------------------------------------
CLASS C SHARES

If you redeem Class C Shares within one year after purchase, you may be charged a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption and will be calculated without regards to any redemption fee. When you redeem Class C Shares, the redemption order is processed so that the lowest deferred sales charge is charged. Class C Shares that are not subject to the deferred sales charge are redeemed first. In addition, you will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of LifePath Portfolio dividends or capital gains. Any CDSC paid on the redemptions of Class C Shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

Class C Shares do not offer a conversion privilege.

CONTINGENT DEFERRED SALES CHARGE WAIVERS

The deferred sales charge relating to Class C Shares may be reduced or waived in certain circumstances, such as:

o Redemptions of shares purchased through authorized qualified employee benefit plans or savings plans and rollovers of current investments in a LifePath Portfolio through such plans

o Exchanges pursuant to the exchange privilege

o Redemptions made in connection with minimum required distributions from IRA or 403(b)(7) accounts due to the shareholder reaching the age of 701/2

o Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1/2 years old

o Redemptions made with respect to certain retirement plans sponsored by a LifePath Portfolio, BFA or an affiliate

o Redemptions resulting from shareholder death as long as the waiver request is made within one year of death or, if later, reasonably promptly following completion of probate (including in connection with the distribution of account assets to a beneficiary of the decedent)

o Withdrawals resulting from shareholder disability (as defined in the Internal Revenue Code) as long as the disability arose subsequent to the purchase of the shares

o Involuntary redemptions made of shares in accounts with low balances

o Certain redemptions made through the Systematic Withdrawal Plan offered by a LifePath Portfolio, BFA or an affiliate

o Redemptions related to the payment of PNC Trust Company custodial IRA fees

o Redemptions when a shareholder can demonstrate hardship, in the absolute discretion of the LifePath Portfolio

Please contact your Financial Intermediary for more details on Contingent Deferred Sales Charges.

ACCOUNT SERVICES AND PRIVILEGES
--------------------------------------------------------------------------------
The following table provides examples of account services and privileges available in your BlackRock account. Certain of these account services and privileges are only available to shareholders of Class C Shares whose accounts are held directly with BlackRock. If your account is held directly with BlackRock, please call (800) 882-0052 for additional information as well as forms and applications. Otherwise, please contact your financial professional for assistance in requesting one or more of the following services and privileges.

AUTOMATIC  Allows systematic investments BlackRock's AIP allows you to invest a specific amount on a periodic basis from your
INVESTMENT on a periodic basis from      checking or savings account into your investment account. You may apply for this option
PLAN       checking or savings account.  upon account opening or by completing the Automatic Investment Plan application. The
("AIP")                                  minimum investment amount for an automatic investment plan is $50 per portfolio.

DIVIDEND   Automatically invests your    Dividend and capital gains distributions may be reinvested in your account to purchase
ALLOCATION distributions into another    additional shares or paid in cash. Using the Dividend Allocation Plan, you can direct your
PLAN       BlackRock Fund of your        distributions to your bank account (checking or savings), to purchase shares of another
           choice pursuant to your       fund at BlackRock without any fees or sales charges, or by check to special payee. Please
           instructions, without any     call (800) 882-0052 for details. If investing into another fund at BlackRock, the receiving
           fees or sales charges.        fund must be open to new purchases.

EZ         Allows an investor to purchase (NOTE: This option is offered to shareholders whose accounts are held directly with
TRADER     or sell Class C Shares by      BlackRock. Please speak with your financial professional if your account is held
           telephone or over the          elsewhere).
           Internet through ACH.          Prior to establishing an EZ Trader account, please contact your bank to confirm that it is a member of the ACH system. Once confirmed, complete an application, making sure to include the appropriate bank information, and return the application to the address listed on the form.
                                          Prior to placing a telephone or internet purchase or sale order, please contact (800)
                                          882-0052 to confirm that your bank information has been updated on your account.
                                          Once this is established, you may place your request to sell shares with the LifePath
                                          Portfolios by telephone or Internet. Proceeds will be sent to your pre-designated bank account.

SYSTEMATIC This feature can be used by    A minimum of $10,000 in the initial BlackRock Fund is required and investments in any
EXCHANGE   investors to systematically    additional funds must meet minimum initial investment requirements. For more
PLAN       exchange                       information, please contact the LifePath Portfolio at (800) 882-0052.
           money from one fund to up
           to four other funds.

SYSTEMATIC This feature can be used by    To start a Systematic Withdrawal Plan a shareholder must have a current investment of
WITHDRAWAL investors who want to receive  $10,000 or more in a BlackRock Fund.
PLAN       regular distributions from     Shareholders can elect to receive cash payments of $50 or more at any interval they
("SWP")    their                          choose. Shareholders may sign up by completing the SWP Application Form, which may
           accounts.                      be obtained from BlackRock.
                                          Shareholders should realize that if withdrawals exceed income the invested principal in their account will be depleted.To participate in the SWP, shareholders must have their dividends reinvested. Shareholders may change or cancel the SWP at any time, with a minimum of 24 hours notice. No CDSC will be assessed on redemptions of Class C
                                          Shares made through the SWP that do not exceed 12% of the account's net asset value on an annualized basis. For example, monthly, quarterly, and semi-annual SWP redemptions of Class C Shares will not be subject to the CDSC if they do not exceed 1%,
                                          3% and 6%, respectively, of an account's net asset value on the redemption date. SWP redemptions of Class C Shares in excess of this limit will still pay any applicable CDSC.
                                          Ask your financial adviser or other financial intermediary for details.

LIFEPATH PORTFOLIOS' RIGHTS
--------------------------------------------------------------------------------
Each LifePath Portfolio may:

o Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the 1940 Act,

o Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the 1940 Act or if a redemption request is made before a LifePath Portfolio has collected payment for the purchase of shares,

o Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the 1940 Act, and

o Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

NOTE ON LOW BALANCE ACCOUNTS. Because of the high cost of maintaining smaller shareholder accounts, a LifePath Portfolio may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before a LifePath Portfolio makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before a LifePath Portfolio takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
WHO IS ELIGIBLE TO INVEST

To be eligible to purchase LifePath Portfolio Class C Shares, you must:

o Invest through an employer-sponsored or individual retirement savings plan;

o Invest the proceeds rolled over from such retirement savings plan into an IRA; or

o Maintain an account with State Street or with one of the LifePath Portfolios' Shareholder Servicing Agents.

The LifePath Portfolios offer other classes of shares (Class I Shares, Class R Shares, Class A Shares and Class K Shares) with different features and expense levels, which you may be eligible to buy. Please see the LifePath Portfolios' Class I Shares, Class R Shares, Class A Shares and Class K Shares prospectuses for more information.

In order to invest, a completed account application form must be submitted to, and processed by, your Shareholder Servicing Agent or State Street and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for Class C Shares that differ from those of the LifePath Portfolios, such as different investment minimums or earlier trading deadlines. Please contact your Shareholder Servicing Agent directly for more information and details.

HOW TO BUY SHARES

o QUALIFIED BUYER. Invest through an account set up with State Street or your Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline than the LifePath Portfolios, as described below.

You may purchase LifePath Portfolio Class C Shares without paying a sales charge at the time of purchase. Your purchase order must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) (or if regular trading on the NYSE closes early, at such closing time) on any Business Day to purchase shares at that day's NAV. Orders received after the close of regular trading on the NYSE will be executed on the next Business Day. The LifePath Portfolios are generally open Monday through Friday and are generally closed on weekends and any day on which the NYSE is closed.

Each LifePath Portfolio reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Purchases generally must be made in U.S. dollars. You may be charged for any costs incurred in connection with a purchase order that has been placed but for which the LifePath Portfolio has not received full payment.

HOW TO SELL SHARES

Your order to sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) (or if regular trading on the NYSE closes early, at such closing time) on any Business Day to sell shares at that day's NAV. Orders received after the close of regular trading on the NYSE will be executed on the next Business Day.

The LifePath Portfolios generally remit the proceeds from a sale the next Business Day after receiving a properly executed order to sell and no longer than seven days after the sale. Each LifePath Portfolio reserves the right to suspend your right of redemption and to delay delivery of your redemption proceeds up to seven days, as permitted under applicable law. Each LifePath Portfolio further reserves the right to automatically redeem your shares and close your account for any reason, subject to applicable law, and send you the proceeds, which would reflect the NAV on the day the LifePath Portfolio automatically redeems your shares. For example, the LifePath Portfolio may automatically redeem your shares to reimburse the LifePath Portfolio for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the LifePath Portfolio's shares as provided from time to time in this Prospectus.

In addition, each LifePath Portfolio reserves the right to send your redemption proceeds in the form of securities from its Master Portfolio.

Upon redemption, the identity of the holder of the account to which the proceeds are being sent may need to be verified.

CALCULATING THE LIFEPATH PORTFOLIOS' SHARE PRICE

Each LifePath Portfolio's share price (also known as a LifePath Portfolio's
NAV) is calculated by dividing the value of the net assets of the LifePath Portfolio (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the LifePath Portfolio, generally rounded to the nearest cent.

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


Each LifePath Portfolio's NAV is calculated at the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern Time) on any Business Day. If regular trading on the NYSE closes early, the time for calculating each LifePath Portfolio's NAV and the deadline for share transactions will be accelerated to the earlier closing time. The NAV of each LifePath Portfolio is calculated based on the net asset value of the Master Portfolio in which the LifePath Portfolio invests. The LifePath Portfolios' SAI includes a description of the methods for valuing the Master Portfolios' investments, including a description of the circumstances in which the Master Portfolios' investments would be valued using fair value pricing and the effects of using fair value pricing.

LIFEPATH PORTFOLIO DISTRIBUTIONS

The LifePath Portfolios distribute their net investment income to shareholders quarterly. The LifePath Portfolios distribute their net realized capital gains, if any, to shareholders at least annually. Distributions payable to you will be automatically reinvested in additional Class C Shares of your LifePath Portfolio, unless you have elected to receive distribution payments in cash.

FREQUENT TRADING IN LIFEPATH PORTFOLIO SHARES

Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on a fund and its shareholders. Depending on various factors, such as the size of the fund's investment portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of the fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a fund's investment portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's net asset value ("market timing").

Each LifePath Portfolio invests only in interests of its Master Portfolio, and the Boards of Trustees of the Master Portfolios and the LifePath Portfolios have each considered the issues of frequent trading and market timing. The Master Portfolios' Board of Trustees has adopted a policy of not monitoring for possible market timing activity because the Master Portfolios' holdings are valued as of the same time that the net asset value of the Master Portfolios is calculated (generally 4:00 p.m. Eastern time), which eliminates the potential arbitrage opportunity presented by a lag between a change in the value of the Master Portfolios' holdings and the reflection of that change in the Master Portfolios' respective net asset values. The Master Portfolios' Board of Trustees has not adopted a policy of monitoring for other forms of frequent trading because daily flows into and out of the Master Portfolios are aggregated, and the process of aggregation is expected to reduce the potential for frequent trading to disrupt the implementation of the Master Portfolios' investment strategies.

The Trust's Board of Trustees has not adopted a policy of monitoring for market timing or other frequent trading activity in the LifePath Portfolios in light of the nature of the LifePath Portfolios' investment in Master Portfolios, the policies of the Master Portfolios, as described in the preceding paragraphs, and the historical nature of flows into and out of the LifePath Portfolios.

BTC's ability to monitor trades that are placed by participants in plans that are shareholders in the LifePath Portfolios or other shareholders in the LifePath Portfolios that trade through omnibus accounts maintained by intermediaries will be severely limited to the extent BTC does not receive transaction information showing individual investment decisions. Upon request by the LifePath Portfolios, intermediaries are required to provide certain transaction information that may enable the LifePath Portfolios to identify trading activity that is potentially harmful to the LifePath Portfolios. The LifePath Portfolios may, but do not have the obligation to, respond to any potentially harmful trading activity that is identified. In the event any potentially harmful trading activity is identified, responses may include the imposition of trading restrictions, the rejection of purchases, or such other steps the LifePath Portfolios determine are appropriate. Intermediaries' ability to impose restrictions on the trading practices of their clients may, however, be affected by legal or technological limitations.

The LifePath Portfolios may from time to time implement various methods that the LifePath Portfolios believe are appropriate to deter market timing, frequent trading or other activity that may be detrimental to the LifePath Portfolios or long-term investors in the LifePath Portfolios. There is no assurance that any such methods will prevent such detrimental trading activity.

TAXES
--------------------------------------------------------------------------------
The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this Prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the LifePath Portfolios and their U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the SAI for additional U.S. federal income tax information.

Distributions from your LifePath Portfolio's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath Portfolio shares. The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of the LifePath Portfolio's distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

Distributions from the LifePath Portfolios generally are taxable as follows:

DISTRIBUTION TYPE               TAX STATUS
------------------------------- --------------------------------
Qualified dividend income...... Qualified dividend income(1)(2)
Other income................... Ordinary income(2)
Short-term capital gain........ Ordinary income
Long-term capital gain......... Long-term capital gain(3)

-------
(1) If you are an individual, your distributions attributable to the LifePath Portfolio's qualified dividend income generally are taxable to you at a maximum 15% U.S. federal income tax rate, as long as you meet certain holding period and other requirements. Qualified dividend income is, in general, dividend income received from taxable U.S. and certain foreign corporations. Absent further legislation, the reduced rates of tax for qualified dividend income will expire after December 31, 2010.

(2) A portion of distributions paid to corporate shareholders of the LifePath Portfolios may qualify for the dividends-received deduction available to corporations.

(3) An individual's net long-term capital gain currently is subject to a reduced maximum 15% U.S. federal income tax rate. Absent further legislation, this reduced 15% maximum tax rate on long-term capital gain is scheduled to expire after December 31, 2010.

In addition, if you sell your LifePath Portfolio shares you generally will have a taxable capital gain or loss in an amount equal to the difference between the net amount of sale proceeds that you receive and your tax basis for the shares that you sell. In certain circumstances, a loss on the sale may be disallowed:

TRANSACTION                                        TAX STATUS
-------------------------------------------------- --------------------------------
You sell shares owned for more than one year...... Long-term capital gain or loss
You sell shares owned for one year or less........ Short-term capital gain or loss

If you buy a LifePath Portfolio's shares shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the form of a taxable distribution. Similarly, if you buy shares of a LifePath Portfolio that holds appreciated securities, you will, in effect, receive part of your purchase back in a taxable distribution if and when the LifePath Portfolio sells the appreciated securities and distributes the realized gain on the sale. The LifePath Portfolios have built up, or have the potential to build up, high levels of unrealized appreciation in their investments.

After the end of each year, the LifePath Portfolios will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.

In certain circumstances, you may be subject to back-up withholding taxes on distributions to you from the LifePath Portfolios if you fail to provide the LifePath Portfolios with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the U.S. Internal Revenue Service that you are subject to back-up withholding.

TAX CONSIDERATIONS FOR TAX-EXEMPT OR FOREIGN INVESTORS OR THOSE HOLDING LIFEPATH PORTFOLIO SHARES THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA, WILL BE DIFFERENT. FOR EXAMPLE, SHAREHOLDERS THAT ARE EXEMPT FROM U.S. FEDERAL INCOME TAX, SUCH AS RETIREMENT PLANS THAT ARE QUALIFIED UNDER SECTION 401 OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, GENERALLY ARE NOT SUBJECT TO U.S. FEDERAL INCOME TAX ON LIFEPATH PORTFOLIO DIVIDENDS OR DISTRIBUTIONS OR ON SALES OF LIFEPATH PORTFOLIO SHARES. BECAUSE EACH INVESTOR'S TAX CIRCUMSTANCES ARE UNIQUE AND BECAUSE TAX LAWS ARE SUBJECT TO CHANGE, YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT YOUR INVESTMENT.

MASTER/FEEDER MUTUAL FUND STRUCTURE
--------------------------------------------------------------------------------
The LifePath Portfolios do not have their own investment adviser. Instead, each LifePath Portfolio invests all of its assets in a separate mutual fund, called a Master Portfolio, that has an investment objective, strategies and policies substantially identical to the LifePath Portfolio. BFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the LifePath Portfolios.

FEEDER FUND EXPENSES

Feeder funds, including the LifePath Portfolios, bear their respective Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

FEEDER FUND RIGHTS

Under the master/feeder structure, the Trust's Board of Trustees retains the right to withdraw a LifePath Portfolio's assets from its Master Portfolio if it believes doing so is in the best interests of the LifePath Portfolio's shareholders. If the Board of Trustees decides to withdraw a LifePath Portfolio's assets, it would then consider whether the LifePath Portfolio should hire its own investment adviser, invest in another master portfolio or take other action.

FUND OF FUNDS

The Master Portfolios do not invest directly in a portfolio of securities. Instead, they invest in the Underlying Money Market Fund and other Underlying Funds that are also advised by BFA. Each Master Portfolio charges for its own direct expenses, in addition to bearing a PRO RATA share of the expenses charged by the Underlying Funds in which it invests.

CONFLICTS OF INTEREST
--------------------------------------------------------------------------------
BFA wants you to know that there are certain entities with which BFA has relationships that may give rise to conflicts of interest, or the appearance of conflicts of interest. These entities include the following: BFA's affiliates (including BlackRock and PNC and each of their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the "Affiliates")) and BlackRock's significant shareholders, Merrill Lynch and its affiliates, including BAC (each, a "BAC Entity"), and Barclays Bank PLC and its affiliates, including Barclays PLC (each, a "Barclays Entity") (for convenience the Affiliates, BAC Entities and Barclays Entities are collectively referred to in this section as the "Entities" and each separately is referred to as an "Entity").

The activities of Entities in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the LifePath Portfolios and their shareholders. The Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the LifePath Portfolios. The Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the LifePath Portfolios. One or more of the Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the LifePath Portfolios directly and indirectly invest. Thus, it is likely that the LifePath Portfolios will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Entity performs or seeks to perform investment banking or other services.

One or more Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the LifePath Portfolios and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the LifePath Portfolios, including in securities issued by other open-end and closed-end investment management companies, including investment companies that are affiliated with the LifePath Portfolios and BFA to the extent permitted under the 1940 Act. The trading activities of these Entities are carried out without reference to positions held directly or indirectly by the LifePath Portfolios and may result in an Entity having positions that are adverse to those of the LifePath Portfolios.

No Entity is under any obligation to share any investment opportunity, idea or strategy with the LifePath Portfolios. As a result, an Entity may compete with the LifePath Portfolios for appropriate investment opportunities. As a result of this and several other factors, the results of the LifePath Portfolios' investment activities may differ from those of an Entity and of other accounts managed by an Entity, and it is possible that the LifePath Portfolios could sustain losses during periods in which one or more Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

The LifePath Portfolios may, from time to time, enter into transactions in which an Entity or an Entity's other clients have an adverse interest. Furthermore, transactions undertaken by Entity-advised clients may adversely impact the LifePath Portfolios. Transactions by one or more Entity-advised clients or BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the LifePath Portfolios.

An Entity may maintain securities indexes as part of their product offerings. Index based funds seek to track the performance of securities indexes and may use the name of the index in the fund name. Index providers, including Entities, may be paid licensing fees for use of their indexes or index names. Entities will not be obligated to license their indexes to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with the Entities will be as favorable as those terms offered to other index licensees.

The LifePath Portfolios' activities may be limited because of regulatory restrictions applicable to one or more Entities, and/or their internal policies designed to comply with such restrictions. In addition, the LifePath Portfolios may invest in securities of companies with which an Entity has or is trying to develop investment banking relationships or in which an Entity has significant debt or equity investments. The LifePath Portfolios also may invest in securities of companies for which an Entity provides or may some day provide research coverage. An Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the LifePath Portfolios or who engage in transactions with or for the LifePath Portfolios, and may receive compensation for such services. The LifePath Portfolios may also make brokerage and other payments to Entities in connection with the LifePath Portfolios' portfolio investment transactions.

Under a securities lending program approved by the Trust's Board of Trustees, the LifePath Portfolios have retained an Affiliate of BFA to serve as the securities lending agent for the LifePath Portfolios to the extent that the LifePath Portfolios participate in the securities lending program. For these services, the lending agent may receive a fee from the LifePath Portfolios, including a fee based on the returns earned on the LifePath Portfolios' investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the LifePath Portfolios may lend its portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the LifePath Portfolios and their shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest.

ANTI-MONEY LAUNDERING REQUIREMENTS

The LifePath Portfolios are subject to the USA PATRIOT Act (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a LifePath Portfolio may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The LifePath Portfolios reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow the LifePath Portfolios to verify their identity. The LifePath Portfolios also reserve the right to redeem any amounts in a LifePath Portfolio from persons whose identity it is unable to verify on a timely basis. It is the LifePath Portfolios' policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The financial tables in this section are intended to help investors understand the financial performance of the Class I Shares of each LifePath Portfolio for the past five years or, if shorter, the period of the LifePath Portfolio's operations. Certain information reflects financial results for a single Class I Share of each LifePath Portfolio. FINANCIAL PERFORMANCE FOR THE CLASS C SHARES WOULD DIFFER FROM THE FINANCIAL PERFORMANCE FOR THE CLASS I SHARES BECAUSE THE CLASSES HAVE DIFFERENT EXPENSES. The total returns in the tables represent the rate of return that an investor would have earned (or lost) on an investment in Class I Shares of a given LifePath Portfolio, assuming reinvestment of all distributions. The information for the period ended June 30, 2009, is unaudited; all other information has been audited by _________, whose report, along with the LifePath Portfolios' financial statements, is included in the LifePath Portfolios' annual report. You may obtain copies of the annual report, at no cost, by calling 1-800-882-0052 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern Time.

LIFEPATH RETIREMENT PORTFOLIO - CLASS I SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

[To Be Updated By Amendment]

LIFEPATH 2020 PORTFOLIO - CLASS I SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

[To Be Updated By Amendment]

LIFEPATH 2030 PORTFOLIO - CLASS I SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

[To Be Updated By Amendment]

LIFEPATH 2040 PORTFOLIO - CLASS I SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

[To Be Updated By Amendment]

LIFEPATH 2050 PORTFOLIO - CLASS I SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[To Be Updated By Amendment]

DISCLAIMERS
--------------------------------------------------------------------------------
The iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P Small Cap 600 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and the iShares S&P North America Natural Resources Sector Index Fund (the "iShares S&P Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's or its affiliates. Standard & Poor's and its affiliates make no representation or warranty, express or implied, to the owners of shares of the iShares S&P Funds or any member of the public regarding the advisability of investing in securities generally or in iShares S&P Funds particularly or the ability of the Standard & Poor's Indexes to track general stock market performance. Standard & Poor's and its affiliates' only relationship to the iShares Trust (as used in these Disclaimers, the "Trust"), BTC and BFA is the licensing of certain trademarks and trade names of Standard & Poor's and its affiliates and of the Standard & Poor's Indexes, which are determined, composed and calculated by Standard & Poor's and its affiliates without regard to the Trust, BTC, BFA or the iShares S&P Funds. Standard & Poor's and its affiliates have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares S&P Funds into consideration in determining, composing or calculating the Standard & Poor's Indexes. Standard & Poor's and its affiliates are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares S&P Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares S&P Funds are to be converted into cash. Standard & Poor's and its affiliates have no obligation or liability in connection with the administration, marketing or trading of the iShares S&P Funds. Standard &
Poor's and its affiliates do not guarantee the accuracy or the completeness of the Standard & Poor's Indexes or any data included therein and Standard &
Poor's and its affiliates shall have no liability for any errors, omissions, or interruptions therein. Standard & Poor's and its affiliates make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares S&P Funds or any other person or entity from the use of the Standard & Poor's Indexes or any data included therein. Standard & Poor's and its affiliates make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Standard & Poor's Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Standard & Poor's and its affiliates have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Standard & Poor's Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares Russell Midcap Index Fund and the iShares Russell 2000 Index Fund (the "iShares Russell Funds") are not sponsored, endorsed, sold or promoted by Russell Investment Group. Russell Investment Group makes no representation or warranty, express or implied, to the owners of shares of the iShares Russell Funds or any member of the public regarding the advisability of investing in securities generally or in the iShares Russell Funds particularly or the ability of the Russell Indexes to track general stock market performance. Russell Investment Group's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Russell Investment Group's and of the Russell Indexes, which are determined, composed, and calculated by Russell Investment Group without regard to the Trust, BTC, BFA or the iShares Russell Funds. Russell Investment Group has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Russell Funds into consideration in determining, composing or calculating the Russell Indexes. Russell Investment Group is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Russell Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Russell Funds are to be converted into cash. Russell Investment Group has no obligation or liability in connection with the administration, marketing or trading of the iShares Russell Funds. Russell Investment Group does not guarantee the accuracy or the completeness of the Russell Indexes or any data included therein and Russell Investment Group shall have no liability for any errors, omissions, or interruptions therein. Russell Investment Group makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Russell Funds or any other person or entity from the use of the Russell Indexes or any data included therein. Russell Investment Group makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Russell Investment Group have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Russell Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers. Cohen & Steers makes no representation or warranty, express or implied, to the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares Cohen & Steers Realty Majors Index Fund particularly or the ability of the Cohen & Steers Realty Majors Index to track general stock market performance. Cohen & Steers' only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Cohen & Steers and of the Cohen & Steers Realty Majors Index, which is determined, composed and calculated by Cohen & Steers without regard to the Trust, BTC, BFA or the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund into consideration in determining, composing or calculating the Cohen & Steers Realty Majors Index. Cohen & Steers is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Cohen & Steers Realty Majors Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Cohen & Steers Realty Majors Index Fund are to be converted into cash. Cohen & Steers has no obligation or liability in connection with the administration, marketing or trading of the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers does not guarantee the accuracy or the completeness of the Cohen & Steers Realty Majors Index or any data included therein and Cohen & Steers shall have no liability for any errors, omissions, or interruptions therein. Cohen & Steers makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any other person or entity from the use of the Cohen & Steers Realty Majors Index or any data included therein. Cohen & Steers makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Cohen & Steers Realty Majors Index or any data included therein. Without limiting any of the foregoing, in no event shall Cohen & Steers have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Cohen & Steers Realty Majors Index or any data included therein, even if notified of the possibility of such damages.

The iShares JPMorgan USD Emerging Markets Bond Fund is not sponsored, endorsed, sold or promoted by JPMorgan. JPMorgan makes no representation or warranty, express or implied, to the owners of shares of the iShares JPMorgan USD Emerging Markets Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares JPMorgan USD Emerging Markets Bond Fund particularly or the ability of the JPMorgan EMBI Global Core Index to track general bond market performance. JPMorgan's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of JPMorgan and of the JPMorgan EMBI Global Core Index which is determined, composed and calculated by JPMorgan without regard to the Trust, BTC, BFA or the iShares JPMorgan USD Emerging Markets Bond Fund. JPMorgan has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares JPMorgan USD Emerging Markets Bond Fund into consideration in determining, composing or calculating the JPMorgan EMBI Global Core Index. JPMorgan is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares JPMorgan USD Emerging Markets Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares JPMorgan USD Emerging Markets Bond Fund are to be converted into cash. JPMorgan has no obligation or liability in connection with the administration, marketing or trading of the iShares JPMorgan USD Emerging Markets Bond Fund. JPMorgan does not guarantee the accuracy or the completeness of the JPMorgan EMBI Global Core Index or any data included therein and JPMorgan shall have no liability for any errors, omissions, or interruptions therein. JPMorgan makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the JPMorgan USD Emerging Markets Bond Fund or any other person or entity from the use of the JPMorgan EMBI Global Core Index or any data included therein. JPMorgan makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the JPMorgan EMBI Global Core Index or any data included therein. Without limiting any of the foregoing, in no event shall JPMorgan have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the JPMorgan EMBI Global Core Index or any data included therein, even if notified of the possibility of such damages.

The iShares iBoxx $ High Yield Corporate Bond Fund is not sponsored, endorsed, sold or promoted by IIC. IIC makes no representation or warranty, express or implied, to the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares iBoxx $ High Yield Corporate Bond Fund particularly or the ability of the iBoxx $ Liquid High Yield Index to track the general stock market performance. IIC's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of IIC and of the iBoxx $ Liquid High Yield Index which is determined, composed and calculated by IIC without regard to the Trust, BTC, BFA or the iShares iBoxx $ High Yield Corporate Bond Fund. IIC has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund into consideration in determining, composing or calculating the iBoxx $ Liquid High Yield Index. IIC is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares iBoxx
$ High Yield Corporate Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares iBoxx $ High Yield Corporate Bond Fund are to be converted into cash. IIC has no obligation or liability in connection with the administration, marketing or trading of the iShares iBoxx $ High Yield Corporate Bond Fund. IIC does not guarantee the accuracy or the completeness of the iBoxx $ Liquid High Yield Index or any data included therein and IIC shall have no liability for any errors, omissions, or interruptions therein. IIC makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any other person or entity from the use of the iBoxx $ Liquid High Yield Index or any data included therein. IIC makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the iBoxx $ Liquid High Yield Index or any data included therein. Without limiting any of the foregoing, in no event shall IIC have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the iBoxx $ Liquid High Yield Index or any data included therein, even if notified of the possibility of such damages.

The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund is not sponsored, endorsed, sold or promoted by FTSE Licensor Parties. None of the FTSE Licensor Parties makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index and/or the figure at which the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index stands at any particular time on any particular day or otherwise. The FTSE Licensor Parties' only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of the FTSE Licensor Parties and of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index, which is determined, composed and calculated by the FTSE Licensor Parties without regard to the Trust, BTC, BFA or the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund into consideration in determining, composing or calculating the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index. The FTSE Licensor Parties are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund are to be converted into cash. The FTSE Licensor Parties have no obligation or liability in connection with the administration, marketing or trading of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties do not guarantee the accuracy or the completeness of the FTSE EPRA/

NAREIT Developed Real Estate ex-U.S. Index or any data included therein and the FTSE Licensor Parties shall have no liability for any errors, omissions, or interruptions therein. The FTSE Licensor Parties make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund or any other person or entity from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein. The FTSE Licensor Parties make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein. Without limiting any of the foregoing, in no event shall the FTSE Licensor Parties have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein, even if notified of the possibility of such damages.

The iShares MSCI Canada Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund (the "iShares MSCI Index Funds") are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of the iShares MSCI Index Funds or any member of the public regarding the advisability of investing in funds generally or in the iShares MSCI Index Funds particularly or the ability of the MSCI Indexes to track general stock market performance. MSCI is the licensor of certain trademarks, servicemarks and trade names of MSCI and of the MSCI Indexes, which are determined, composed and calculated by MSCI without regard to the Trust, iShares, Inc., BTC, BFA or the iShares MSCI Index Funds. MSCI has no obligation to take the needs of BTC, BFA or the owners of the iShares MSCI Index Funds into consideration in determining, composing or calculating the MSCI Indexes. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the iShares MSCI Index Funds to be issued or in the determination or calculation of the equation by which the iShares MSCI Index Funds are redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of the iShares MSCI Index Funds in connection with the administration, marketing or trading of the iShares MSCI Index Funds. Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI Indexes from sources which MSCI considers reliable, neither MSCI nor any other party guarantees the accuracy and/or the completeness of the MSCI Indexes or any data included therein. Neither MSCI nor any other party makes any warranty, express or implied, as to results to be obtained by a licensee, licensee's customers and counterparties, the owners of the iShares MSCI Index Funds or any other person or entity from the use of the MSCI Indexes or any data included hereunder or for any other use. Neither MSCI nor any other party makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the MSCI Indexes or any data included therein. Without limiting any of the foregoing, in no event shall MSCI or any other party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund (collectively, the "Barclays Capital Funds") are not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of shares of the Barclays Capital Funds or any member of the public regarding the advisability of investing in securities generally or in the Barclays Capital Funds particularly or the ability of the Barclays Capital Funds' underlying indexes (the "Underlying Indexes") to track general bond market performance. Barclays Capital's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of

Barclays Capital and of the Underlying Indexes, which are determined, composed and calculated by Barclays Capital without regard to the Trust, BTC, BFA or the Barclays Capital Funds. Barclays Capital has no obligation to take the needs of BTC, BFA or the owners of shares of the Barclays Capital Funds into consideration in determining, composing or calculating the Underlying Indexes. Barclays Capital is not responsible for and has not participated in the determination of the prices and amount of shares of the Barclays Capital Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Barclays Capital Funds are to be converted into cash. Barclays Capital has no obligation or liability in connection with the administration, marketing or trading of the Barclays Capital Funds. Barclays Capital does not guarantee the accuracy or the completeness of the Underlying Indexes or any data included therein and Barclays Capital shall have no liability for any errors, omissions or interruptions therein. Barclays Capital makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the Barclays Capital Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. Barclays Capital makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Barclays Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Underlying Indexes or any data included therein, even if notified of the possibility of such damages.

BFA does not guarantee the accuracy or the completeness of any underlying index or any data included therein and BFA shall have no liability for any errors, omissions, or interruptions therein.

BFA makes no warranty, express or implied, to the owners of shares of the iShares funds or to any other person or entity as to results to be obtained by the series of the Trust from the use of any underlying index or any data included therein. BFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any underlying index or any data included therein. Without limiting any of the foregoing, in no event shall BFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the LifePath Portfolios is available at no charge upon request. This information includes:

ANNUAL/SEMI-ANNUAL REPORTS
These reports contain additional information about each of the LifePath Portfolio's investments. The annual report describes the LifePath Portfolio's performance, lists portfolio holdings, and discusses recent market conditions, economic trends and LifePath Portfolio investment strategies that significantly affected the LifePath Portfolio's performance for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information, dated _____, 2010, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each LifePath Portfolios, may be obtained free of charge, along with each LifePath Portfolios' annual and semi-annual reports, by calling (800) 882-0052. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

QUESTIONS
If you have any questions about the LifePath Portfolios, please:

Call:       1-800-882-0052 (toll free)
            Monday through Friday
            8:30 a.m. to 6:30 p.m. (Eastern time)

WORLD WIDE WEB
The LifePath Portfolios do not have a fund website, but the LifePath Portfolios' annual and semi-annual shareholder reports, Prospectuses and SAI are available free of charge online at the SEC's website WWW.SEC.GOV.

WRITTEN CORRESPONDENCE

Write:       BlackRock Funds III
             c/o SEI Investments Distribution Co.
             One Freedom Valley Drive, Oaks, PA 19456

PORTFOLIO CHARACTERISTICS AND HOLDINGS
A description of the LifePath Portfolios' policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

SECURITIES AND EXCHANGE COMMISSION
You may also view and copy public information about a LifePath Portfolio, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address:publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM INFORMATION CONTAINED IN THIS PROSPECTUS.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE # 811-07332

[GRAPHIC APPEARS HERE]

___-_____-____

EQUITIES  FIXED INCOME  REAL ESTATE
 LIQUIDITY  ALTERNATIVES BLACKROCK SOLUTIONS

[GRAPHIC APPEARS HERE]

BLACKROCK FUNDS III
     LIFEPATH(Reg. TM) PORTFOLIOS

CLASS I SHARES PROSPECTUS | ______________, 2010

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

PORTFOLIO                                                     TICKER SYMBOL
---------------------------------------------------------     --------------
LifePath(Reg. TM) Retirement Portfolio - Class I Shares                STLAX
LifePath 2020 Portfolio(Reg. TM) - Class I Shares                      STLCX
LifePath 2030 Portfolio(Reg. TM) - Class I Shares                      STLDX
LifePath 2040 Portfolio(Reg. TM) - Class I Shares                      STLEX
LifePath(Reg. TM) 2050 Portfolio - Class I Shares                      STLFX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                               Table of Contents
--------------------------------------------------------------------------------

                                                             LIFEPATH PORTFOLIO

  KEY FACTS AND DETAILS ABOUT THE LIFEPATH PORTFOLIOS, INCLUDING
OVERVIEW
  INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, RISK FACTORS, FEE AND
  EXPENSE INFORMATION, AND HISTORICAL PERFORMANCE INFORMATION
  LIFEPATH RETIREMENT PORTFOLIO.....................................  1
  LIFEPATH 2020 PORTFOLIO...........................................  7
  LIFEPATH 2030 PORTFOLIO........................................... 13
  LIFEPATH 2040 PORTFOLIO........................................... 19
  LIFEPATH 2050 PORTFOLIO........................................... 25

                                          DETAILS ABOUT THE LIFEPATH PORTFOLIOS

  INVESTMENT TIME HORIZONS.......................................... 30
  A FURTHER DISCUSSION OF PRINCIPAL INVESTMENT STRATEGIES........... 31
  A FURTHER DISCUSSION OF RISK FACTORS.............................. 38

                                          MANAGEMENT OF THE LIFEPATH PORTFOLIOS

  INVESTMENT ADVISER................................................ 43
  PORTFOLIO MANAGERS................................................ 43
  ADMINISTRATIVE SERVICES........................................... 44
  SHAREHOLDER INFORMATION........................................... 44
  MASTER/FEEDER MUTUAL FUND STRUCTURE............................... 49
  CONFLICTS OF INTEREST............................................. 49

                                                           FINANCIAL HIGHLIGHTS

  FINANCIAL PERFORMANCE OF THE LIFEPATH PORTFOLIOS.................. 52
  DISCLAIMERS....................................................... 57

     FOR MORE INFORMATION   ADDITIONAL INFORMATION............BACK COVER

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

LifePath Retirement Portfolio
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH RETIREMENT PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The LifePath Retirement Portfolio of BlackRock Funds III (the "Trust") is managed for investors seeking income and moderate long-term growth of capital. The LifePath Retirement Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE LIFEPATH RETIREMENT PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class I Shares of the LifePath Retirement Portfolio. The expenses are deducted from the LifePath Retirement Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class I Shares that would be in addition to the fees and expenses shown here.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                           0.35%
 Distribution (12b-1) Fees                                                                    None
 Other Expenses                                                                               ____%
  Administration Fees                                                                         ____%
  Independent Expenses(2)                                                                     ____%
 Acquired Fund Fees and Expenses (Underlying Funds)(3)                                        ____%
 Total Annual Class Operating Expenses(1)(2)(3)(4)                                            ____%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                             (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                       ____%
 Reimbursements(1)(2)(4)(5)

-------
(1) BlackRock Fund Advisors ("BFA") (formerly Barclays Global Fund Advisors), the investment adviser to the LifePath Retirement Master Portfolio (the "Master Portfolio"), has contractually agreed to waive its management fee at the Master Portfolio level in an amount equal to the advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(2) "Independent Expenses" consists of those fees and expenses of the Independent Trustees of the LifePath Retirement Portfolio and the Master Portfolio, counsel to the Independent Trustees of the LifePath Retirement Portfolio and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the LifePath Retirement Portfolio and the Master Portfolio that are allocable to the Class I Shares of the LifePath Retirement Portfolio. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly Barclays Global Investors, N.A.) and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class I Shares of the LifePath Retirement Portfolio and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effects to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(3) "Acquired Fund Fees and Expenses (Underlying Funds)" reflect the LifePath Retirement Portfolio's pro rata share of the fees and expenses incurred by investing in the Underlying Funds.

(4) Total Annual Operating Expenses in the above table and the following example reflect the expenses of the Class I Shares of the LifePath Retirement Portfolio and its corresponding Master Portfolio and also reflect a weighted average of the total operating expense ratios of the Underlying Funds in which the Master Portfolio invests.

(5) The LifePath Retirement Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Class I Shares of the LifePath Retirement Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the LifePath Retirement Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the LifePath Retirement Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS       5 YEARS       10 YEARS
          $  ___       $  ___        $  ___        $   ___

PORTFOLIO TURNOVER

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect the LifePath Retirement Portfolio's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was __% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE LIFEPATH RETIREMENT PORTFOLIO
--------------------------------------------------------------------------------
The LifePath Retirement Portfolio invests all of its assets in a corresponding Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. The LifePath Retirement Portfolio is one of a group of funds with different allocations.

The LifePath Retirement Portfolio is designed for investors seeking current income and moderate long-term growth of capital. As of March 31, 2010, the LifePath Retirement Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is based on a common stock or a group of common stocks. Because the LifePath Retirement Portfolio is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the LifePath Retirement Portfolio's risk profile.

SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE LIFEPATH RETIREMENT PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the LifePath Retirement Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Retirement Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Retirement Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Retirement Portfolio.

o ALLOCATION RISK - The LifePath Retirement Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Retirement Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

o BOND INVESTMENT RISK - The value of your investment is also subject to bond investment risks, including extension risk, which is the risk that borrowers may extend the prepayment of their mortgages or loans for longer periods than expected, thereby affecting the secruity's average life and, potentially, its yield and prepayment risk, which is the risk that borrowers may prepay their mortgages or loans faster than expected, thereby affecting the security's average life and, potentially, its yield.

o CONCENTRATION RISK - The LifePath Retirement Portfolio's strategy of concentrating in securities of companies, a particular market industry, group of industries, sector or asset class, country, regions or group of countries means that its performance will be closely tied to the performance of a particular market segment. The LifePath Retirement Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath Retirement Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

o DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Retirement Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

o DERIVATIVE SECURITIES RISK - The LifePath Retirement Portfolio's use of derivatives may reduce the LifePath Retirement Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Retirement Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

o EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o FOREIGN SECURITIES RISKS - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Retirement Portfolio will lose money. These risks include:

 o The LifePath Retirement Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

 o Changes in foreign currency exchange rates can affect the value of the LifePath Retirement Portfolio's portfolio.

 o The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

 o The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

 o Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

 o Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath Retirement Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

o REAL ESTATE-RELATED SECURITIES RISK - The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath Retirement Portfolio's real estate-related investments are concentrated in one geographic area or in one property type, the LifePath Retirement Portfolio will be particularly subject to the risks associated with that area or property type.

o SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Retirement Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Retirement Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Retirement Portfolio.

The LifePath Retirement Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in Class I Shares of the LifePath Retirement Portfolio by showing the changes in their performance from year to year. The bar chart shows the returns for Class I Shares of the LifePath Retirement Portfolio for each of the last ten calendar years. The average annual total return table compares the average annual total returns (before and after taxes) of Class I Shares of the LifePath Retirement Portfolio to those of a corresponding index for various periods of time. Effective March 15, 2004, the returns for the LifePath Retirement Portfolio reflect its Master Portfolio's investment in Underlying Funds. For all periods prior to March 15, 2004, the returns for the LifePath Retirement Portfolio reflect the direct investment by its Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. In addition, as of December 31, 2003, BFA made certain changes to its asset allocation strategies for the LifePath Retirement Portfolio, including a change to the frequency with which the LifePath Retirement Portfolio's respective holdings were rebalanced among asset classes from monthly to quarterly. How the LifePath Retirement Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

LIFEPATH RETIREMENT PORTFOLIO - CLASS I SHARES

                 ANNUAL TOTAL RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2000     4.73%
2001     3.60%
2002    -2.70%
2003    11.95%
2004     6.35%
2005     4.32%
2006     8.80%
2007     4.50%
2008   -15.04%
2009    ____

During the periods shown in the bar chart, the highest return for a quarter was ____% (quarter ended ____) and the lowest return for a quarter was ____% (quarter ended____).

AS OF 12/31/09
AVERAGE ANNUAL TOTAL RETURNS                                                              1 YEAR   5 YEARS   10 YEARS
 LifePath Retirement Portfolio - Class I Shares
  Return Before Taxes                                                                     ____%     ____%      ____%
  Return After Taxes on Distributions                                                     ____%     ____%      ____%
  Return After Taxes on Distributions and Sale of Fund Shares                             ____%     ____%      ____%
 LifePath Retirement Portfolio Custom Benchmark(1) (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%

 S&P 1500 Index (Reflects no deductions for fees, expenses or taxes.)                     ____%     ____%      ____%
 Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex US IMI Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex USA (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
 (Reflects no deductions for fees, expenses or taxes.)                                    ____%     ____%      ____%
 FTSE EPRA/NAREIT Global Real Estate Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 Cohen & Steers Realty Majors Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%

-------
(1) The LifePath Retirement Portfolio's custom benchmark is a hypothetical representation of the performance of the LifePath Retirement Portfolio's asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath Retirement Portfolio's custom benchmark are adjusted quarterly to reflect the LifePath Retirement Portfolio's changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the LifePath Retirement Portfolio's custom benchmark: S&P 500 Index(Reg. TM), S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index (the "Cohen & Steers Index") on July 1, 2008.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). The LifePath Retirement Portfolio's returns after taxes on distributions and sale of LifePath Retirement Portfolio shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of LifePath Retirement Portfolio shares. As a result, the LifePath Retirement Portfolio's returns after taxes on distributions and sale of LifePath Retirement Portfolio shares may exceed the LifePath Retirement Portfolio's returns before taxes and/or returns after taxes on distributions.

BFA and BTC have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the LifePath Retirement Portfolio. When they do so, the LifePath Retirement Portfolio's operating expenses are reduced so that the LifePath Retirement Portfolio's total return is increased. These waivers and reimbursements may be discontinued at any time, except as described above in "Fees and Expenses of the LifePath Retirement Portfolio." In the absence of such waivers and/or reimbursements, the LifePath Retirement Portfolio's total return would be lower.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment manager is BFA.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                      PORTFOLIO
                      MANAGER OF
                      THE MASTER
                      PORTFOLIO
NAME                    SINCE        TITLE
 Dagmar Nikles          2005            Director
 Leslie Gambon          2007            Director
 Alan Mason             2009            Managing Director

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
To be eligible to purchase Class I Shares of the LifePath Retirement Portfolio, you must invest through an employer-sponsored or individual retirement savings plan; invest the proceeds rolled over from such retirement savings plan into an IRA; maintain an account with State Street Bank and Trust Company ("State Street"), the LifePath Retirement Portfolio's custodian, transfer agent and dividend disbursing agent, or with one of the LifePath Retirement Portfolio's shareholder servicing agents (the "Shareholder Servicing Agents") or initially invest a minimum of $1 million directly through State Street (in certain situations this minimum initial investment may be reduced or waived; please contact your Shareholder Servicing Agent or State Street for more information).

Your order to purchase or sell shares must be received in proper form by the close of regular trading on the New York Stock Exchange ("NYSE" or "Exchange") (generally 4:00 p.m. Eastern time) (or if regular trading on the NYSE closes early, at such closing time) on any day the LifePath Retirement Portfolio is open ("a Business Day").

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath Retirement Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath Retirement Portfolio shares. The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of the LifePath Retirement Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the LifePath Retirement Portfolio through a broker-dealer or other financial intermediary, the LifePath Retirement
Portfolio and SEI Investments Distribution Co., the LifePath Retirement Portfolio's distributor, or its affiliates may pay the intermediary for the sale of LifePath Retirement Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the LifePath Retirement Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2020 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2020 PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The LifePath 2020 Portfolio of BlackRock Funds III (the "Trust") is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE LIFEPATH 2020 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class I Shares of the LifePath 2020 Portfolio. The expenses are deducted from the LifePath 2020 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class I Shares that would be in addition to the fees and expenses shown here.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                           0.35%
 Distribution (12b-1) Fees                                                                    None
 Other Expenses                                                                               ____%
  Administration Fees                                                                         ____%
  Independent Expenses(2)                                                                     ____%
 Acquired Fund Fees and Expenses (Underlying Funds)(3)                                        ____%
 Total Annual Class Operating Expenses(1)(2)(3)(4)                                            ____%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                             (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                       ____%
 Reimbursements(1)(2)(4)(5)

-------
(1) BFA, the investment adviser to the LifePath 2020 Master Portfolio (the "Master Portfolio"), has contractually agreed to waive its management fee at the Master Portfolio level in an amount equal to the advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(2) "Independent Expenses" consists of those fees and expenses of the Independent Trustees of the LifePath 2020 Portfolio and the Master Portfolio, counsel to the Independent Trustees of the LifePath 2020 Portfolio and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the LifePath 2020 Portfolio and the Master Portfolio that are allocable to the Class I Shares of the LifePath 2020 Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class I Shares of the LifePath 2020 Portfolio and the Master Portfolio ,as applicable, for Independent Expenses through December 1, 2011. After giving effects to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(3) "Acquired Fund Fees and Expenses (Underlying Funds)" reflect the LifePath 2020 Portfolio's pro rata share of the fees and expenses incurred by investing in the Underlying Funds.

(4) Total Annual Operating Expenses in the above table and the following example reflect the expenses of the Class I Shares of the LifePath 2020 Portfolio and its corresponding Master Portfolio and also reflect a weighted average of the total operating expense ratios of the Underlying Funds in which the Master Portfolio invests.

(5) The LifePath 2020 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Class I Shares of the LifePath 2020 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the LifePath 2020 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the LifePath 2020 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS       5 YEARS       10 YEARS
          $  ___       $  ___        $  ___        $   ___

PORTFOLIO TURNOVER

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect the LifePath 2020 Portfolio's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was __% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE LIFEPATH 2020 PORTFOLIO
--------------------------------------------------------------------------------
The LifePath 2020 Portfolio invests all of its assets in a corresponding Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and the Underlying Funds in proportions based on its own comprehensive investment strategy. The LifePath 2020 Portfolio is one of a group of funds with different allocations.

The LifePath 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. As of March 31, 2010, the LifePath 2020 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is based on a common stock or a group of common stocks. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE LIFEPATH 2020 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the LifePath 2020 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath 2020 Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath 2020 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath 2020 Portfolio.

o ALLOCATION RISK - The LifePath 2020 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath 2020 Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

o BOND INVESTMENT RISK - The value of your investment is also subject to bond investment risks, including extension risk, which is the risk that borrowers may extend the prepayment of their mortgages or loans for longer periods than expected, thereby affecting the security's average life and, potentially, its yield and prepayment risk, which is the risk that borrowers may prepay their mortgages or loans faster than expected, thereby affecting the security's average life and, potentially, its yield.

o CONCENTRATION RISK - The LifePath 2020 Portfolio's strategy of concentrating in securities of companies, a particular market industry, group of industries, sector or asset class, countries, regions or groups of countries means that its performance will be closely tied to the performance of a particular market segment. The LifePath 2020 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath 2020 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

o DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath 2020 Portfolio's investment in that issuer.

The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

o DERIVATIVE SECURITIES RISK - The LifePath 2020 Portfolio's use of derivatives may reduce the LifePath 2020 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath 2020 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

o EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o FOREIGN SECURITIES RISKS - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath 2020 Portfolio will lose money. These risks include:

 o The LifePath 2020 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

 o Changes in foreign currency exchange rates can affect the value of the LifePath 2020 Portfolio's portfolio.

 o The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

 o The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

 o Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

 o Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath 2020 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

o REAL ESTATE-RELATED SECURITIES RISK - The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath 2020 Portfolio's real estate-related investments are concentrated in one geographic area or in one property type, the LifePath 2020 Portfolio will be particularly subject to the risks associated with that area or property type.

o SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath 2020 Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath 2020 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath 2020 Portfolio.

The LifePath 2020 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in Class I Shares of the LifePath 2020 Portfolio by showing the changes in their performance from year to year. The bar chart shows the returns for Class I Shares of the LifePath 2020 Portfolio for each of the last ten calendar years. The average annual total return table compares the average annual total returns (before and after taxes) of Class I Shares of the LifePath 2020 Portfolio to those of a corresponding index for various periods of time. Effective March 15, 2004, the returns for the LifePath 2020 Portfolio reflect its Master Portfolio's investment in Underlying Funds. For all periods prior to March 15, 2004, the returns for the LifePath 2020 Portfolio reflect the direct investment by its Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. In addition, as of December 31, 2003, BFA made certain changes to its asset allocation strategies for the LifePath 2020 Portfolio, including a change to the frequency with which the LifePath 2020 Portfolio's respective holdings were rebalanced among asset classes from monthly to quarterly. How the LifePath 2020 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

LIFEPATH 2020 PORTFOLIO - CLASS I SHARES

                    ANNUAL RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2000     -3.74%
2001     -6.42%
2002    -12.59%
2003     20.61%
2004      9.27%
2005      6.54%
2006     13.01%
2007      3.34%
2008    -25.42%
2009     ____

During the periods shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

AS OF 12/31/09
AVERAGE ANNUAL TOTAL RETURNS                                                              1 YEAR   5 YEARS   10 YEARS
 LifePath 2020 Portfolio - Class I Shares
  Return Before Taxes                                                                     ____%     ____%      ____%
  Return After Taxes on Distributions                                                     ____%     ____%      ____%
  Return After Taxes on Distributions and Sale of Fund Shares                             ____%     ____%      ____%
 LifePath 2020 Portfolio Custom Benchmark(1) (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%

 S&P 1500 Index (Reflects no deductions for fees, expenses or taxes.)                     ____%     ____%      ____%
 Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex US IMI Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex USA (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
 (Reflects no deductions for fees, expenses or taxes.)                                    ____%     ____%      ____%
 FTSE EPRA/NAREIT Global Real Estate Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 Cohen & Steers Realty Majors Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%

-------
(1) The LifePath 2020 Portfolio's custom benchmark is a hypothetical representation of the performance of the LifePath 2020 Portfolio's asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2020 Portfolio's custom benchmark are adjusted quarterly to reflect the LifePath 2020 Portfolio's changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the LifePath 2020 Portfolio's custom benchmark: S&P 500 Index(Reg. TM), S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The LifePath 2020 Portfolio's returns after taxes on distributions and sale of LifePath 2020 Portfolio shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of LifePath 2020 Portfolio shares. As a result, the LifePath 2020 Portfolio's returns after taxes on distributions and sale of LifePath 2020 Portfolio shares may exceed the LifePath 2020 Portfolio's returns before taxes and/or returns after taxes on distributions.

BFA and BTC have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the LifePath 2020 Portfolio. When they do so, the LifePath 2020 Portfolio's operating expenses are reduced so that the LifePath 2020 Portfolio's total return is increased. These waivers and reimbursements may be discontinued at any time, except as described above in "Fees and Expenses of the LifePath 2020 Portfolio." In the absence of such waivers and/or reimbursements, the LifePath 2020 Portfolio's total return would be lower.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment manager is BFA.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                      PORTFOLIO
                      MANAGER OF
                      THE MASTER
                      PORTFOLIO
NAME                    SINCE        TITLE
 Dagmar Nikles          2005            Director
 Leslie Gambon          2007            Director
 Alan Mason             2009            Managing Director

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
To be eligible to purchase Class I Shares of the LifePath 2020 Portfolio, you must invest through an employer-sponsored or individual retirement savings plan; invest the proceeds rolled over from such retirement savings plan into an IRA; maintain an account with State Street, the LifePath 2020 Portfolio's custodian, transfer agent and dividend disbursing agent, or with one of the LifePath 2020 Portfolio's Shareholder Servicing Agents or initially invest a minimum of $1 million directly through State Street (in certain situations this minimum initial investment may be reduced or waived; please contact your Shareholder Servicing Agent or State Street for more information).

Your order to purchase or sell shares must be received in proper form by the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) (or if regular trading on the NYSE closes early, at such closing time) on any Business Day.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2020 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2020 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of the LifePath 2020 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the LifePath 2020 Portfolio through a broker-dealer or other financial intermediary, the LifePath 2020 Portfolio and the Distributor or its affiliates may pay the intermediary for the sale of LifePath 2020 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the LifePath 2020 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2030 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2030 PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The LifePath 2030 Portfolio of BlackRock Funds III (the "Trust") is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE LIFEPATH 2030 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class I Shares of the LifePath 2030 Portfolio. The expenses are deducted from the LifePath 2030 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class I Shares that would be in addition to the fees and expenses shown here.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                           0.35%
 Distribution (12b-1) Fees                                                                    None
 Other Expenses                                                                               ____%
  Administration Fees                                                                         ____%
  Independent Expenses(2)                                                                     ____%
 Acquired Fund Fees and Expenses (Underlying Funds)(3)                                        ____%
 Total Annual Class Operating Expenses(1)(2)(3)(4)                                            ____%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                             (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                       ____%
 Reimbursements(1)(2)(4)(5)

-------
(1) BFA, the investment adviser to the LifePath 2030 Master Portfolio (the "Master Portfolio"), has contractually agreed to waive its management fee at the Master Portfolio level in an amount equal to the advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(2) "Independent Expenses" consists of those fees and expenses of the Independent Trustees of the LifePath 2030 Portfolio and the Master Portfolio, counsel to the Independent Trustees of the LifePath 2030 Portfolio and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the LifePath 2030 Portfolio and the Master Portfolio that are allocable to the Class I Shares of the LifePath 2030 Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class I Shares of the LifePath 2030 Portfolio and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effects to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(3) "Acquired Fund Fees and Expenses (Underlying Funds)" reflect the LifePath 2030 Portfolio's pro rata share of the fees and expenses incurred by investing in the Underlying Funds.

(4) Total Annual Operating Expenses in the above table and the following example reflect the expenses of the Class I Shares of the LifePath 2030 Portfolio and its corresponding Master Portfolio and also reflect a weighted average of the total operating expense ratios of the Underlying Funds in which the Master Portfolio invests.

(5) The LifePath 2030 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Class I Shares of the LifePath 2030 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the LifePath 2030 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the LifePath 2030 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS       5 YEARS       10 YEARS
          $  ___       $  ___        $  ___        $   ___

PORTFOLIO TURNOVER

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect the LifePath 2030 Portfolio's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was __% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE LIFEPATH 2030 PORTFOLIO
--------------------------------------------------------------------------------
The LifePath 2030 Portfolio invests all of its assets in a corresponding Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and the Underlying Funds in proportions based on its own comprehensive investment strategy. The LifePath 2030 Portfolio is one of a group of funds with different allocations.

The LifePath 2030 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. As of March 31, 2010, the LifePath 2030 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is based on a common stock or a group of common stocks. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE LIFEPATH 2030 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the LifePath 2030 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath 2030 Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath 2030 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath 2030 Portfolio.

o ALLOCATION RISK - The LifePath 2030 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath 2030 Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

o BOND INVESTMENT RISK - The value of your investment is also subject to bond investment risks, including extension risk, which is the risk that borrowers may extend the prepayment of their mortgages or loans for longer periods than expected, thereby affecting the security's average life and, potentially, its yield and prepayment risk, which is the risk that borrowers may prepay their mortgages or loans faster than expected, thereby affecting the security's average life and, potentially, its yield.

o CONCENTRATION RISK - The LifePath 2030 Portfolio's strategy of concentrating in securities of companies, a particular market industry, group of industries, sector or asset class, countries, regions or groups of countries means that its performance will be closely tied to the performance of a particular market segment. The LifePath 2030 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath 2030 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

o DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath 2030 Portfolio's investment in that issuer.

The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

o DERIVATIVE SECURITIES RISK - The LifePath 2030 Portfolio's use of derivatives may reduce the LifePath 2030 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath 2030 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

o EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o FOREIGN SECURITIES RISKS - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath 2030 Portfolio will lose money. These risks include:

 o The LifePath 2030 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

 o Changes in foreign currency exchange rates can affect the value of the LifePath 2030 Portfolio's portfolio.

 o The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

 o The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

 o Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

 o Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath 2030 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

o REAL ESTATE-RELATED SECURITIES RISK - The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath 2030 Portfolio's real estate-related investments are concentrated in one geographic area or in one property type, the LifePath 2030 Portfolio will be particularly subject to the risks associated with that area or property type.

o SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath 2030 Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath 2030 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath 2030 Portfolio. The LifePath 2030 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in Class I Shares of the LifePath 2030 Portfolio by showing the changes in their performance from year to year. The bar chart shows the returns for Class I Shares of the LifePath 2030 Portfolio for each of the last ten calendar years. The average annual total return table compares the average annual total returns (before and after taxes) of Class I Shares of the LifePath 2030 Portfolio to those of a corresponding index for various periods of time. Effective March 15, 2004, the returns for the LifePath 2030 Portfolio reflect its Master Portfolio's investment in Underlying Funds. For all periods prior to March 15, 2004, the returns for the LifePath 2030 Portfolio reflect the direct investment by its Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. In addition, as of December 31, 2003, BFA made certain changes to its asset allocation strategies for the LifePath 2030 Portfolio, including a change to the frequency with which the LifePath 2030 Portfolio's respective holdings were rebalanced among asset classes from monthly to quarterly. How the LifePath 2030 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

LIFEPATH 2030 PORTFOLIO - CLASS I SHARES

                 ANNUAL TOTAL RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

1999     16.85%
2000     -5.65%
2001     -9.94%
2002    -15.73%
2003     23.86%
2004     10.78%
2005      7.63%
2006     15.12%
2007      2.64%
2008    -31.03%
2009     ____

During the periods shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

AS OF 12/31/09
AVERAGE ANNUAL TOTAL RETURNS                                                              1 YEAR   5 YEARS   10 YEARS
 LifePath 2030 Portfolio - Class I Shares
  Return Before Taxes                                                                     ____%     ____%      ____%
  Return After Taxes on Distributions                                                     ____%     ____%      ____%
  Return After Taxes on Distributions and Sale of Fund Shares                             ____%     ____%      ____%
 LifePath 2030 Portfolio Custom Benchmark(1) (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%

 S&P 1500 Index (Reflects no deductions for fees, expenses or taxes.)                     ____%     ____%      ____%
 Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex US IMI Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex USA (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
 (Reflects no deductions for fees, expenses or taxes.)                                    ____%     ____%      ____%
 FTSE EPRA/NAREIT Global Real Estate Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 Cohen & Steers Realty Majors Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%

-------
(1) The LifePath 2030 Portfolio's custom benchmark is a hypothetical representation of the performance of the LifePath 2030 Portfolio's asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath

 2030 Portfolio's custom benchmark are adjusted quarterly to reflect the LifePath 2030 Portfolio's changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the LifePath 2030 Portfolio's custom benchmark: S&P 500 Index(Reg. TM), S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities
 (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The LifePath 2030 Portfolio's returns after taxes on distributions and sale of LifePath 2030 Portfolio shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of LifePath 2030 Portfolio shares. As a result, the LifePath 2030 Portfolio's returns after taxes on distributions and sale of LifePath 2030 Portfolio shares may exceed the LifePath 2030 Portfolio's returns before taxes and/or returns after taxes on distributions.

BFA and BTC have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the LifePath 2030 Portfolio. When they do so, the LifePath 2030 Portfolio's operating expenses are reduced so that the LifePath 2030 Portfolio's total return is increased. These waivers and reimbursements may be discontinued at any time, except as described above in "Fees and Expenses of the LifePath 2030 Portfolio." In the absence of such waivers and/or reimbursements, the LifePath 2030 Portfolio's total return would be lower.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment manager is BFA.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                      PORTFOLIO
                      MANAGER OF
                      THE MASTER
                      PORTFOLIO
NAME                    SINCE        TITLE
 Dagmar Nikles          2005            Director
 Leslie Gambon          2007            Director
 Alan Mason             2009            Managing Director

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
To be eligible to purchase Class I Shares of the LifePath 2030 Portfolio, you must: invest through an employer-sponsored or individual retirement savings plan; invest the proceeds rolled over from such retirement savings plan into an IRA; maintain an account with State Street, the LifePath 2030 Portfolio's custodian, transfer agent and dividend disbursing agent, or with one of the LifePath 2030 Portfolio's Shareholder Servicing Agents or initially invest a minimum of $1 million directly through State Street (in certain situations this minimum initial investment may be reduced or waived; please contact your Shareholder Servicing Agent or State Street for more information).

Your order to purchase or sell shares must be received in proper form by the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) (or if regular trading on the NYSE closes early, at such closing time) on any Business Day.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2030 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2030 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of the LifePath 2030 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the LifePath 2030 Portfolio through a broker-dealer or other financial intermediary, the LifePath 2030 Portfolio and the Distributor or its affiliates may pay the intermediary for the sale of LifePath 2030 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the LifePath 2030 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2040 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2040 PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The LifePath 2040 Portfolio of BlackRock Funds III (the "Trust") is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE LIFEPATH 2040 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class I Shares of the LifePath 2040 Portfolio. The expenses are deducted from the LifePath 2040 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class I Shares that would be in addition to the fees and expenses shown here.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                           0.35%
 Distribution (12b-1) Fees                                                                    None
 Other Expenses                                                                               ____%
  Administration Fees                                                                         ____%
  Independent Expenses(2)                                                                     ____%
 Acquired Fund Fees and Expenses (Underlying Funds)(3)                                        ____%
 Total Annual Class Operating Expenses(1)(2)(3)(4)                                            ____%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                             (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                       ____%
 Reimbursements(1)(2)(4)(5)

-------
(1) BFA, the investment adviser to the LifePath 2040 Master Portfolio (the "Master Portfolio"), has contractually agreed to waive its management fee at the Master Portfolio level in an amount equal to the advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(2) "Independent Expenses" consists of those fees and expenses of the Independent Trustees of the LifePath 2040 Portfolio and the Master Portfolio, counsel to the Independent Trustees of the LifePath 2040 Portfolio and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the LifePath 2040 Portfolio and the Master Portfolio that are allocable to the Class I Shares of the LifePath 2040 Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class I Shares of the LifePath 2040 Portfolio and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effects to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(3) "Acquired Fund Fees and Expenses (Underlying Funds)" reflect the LifePath 2040 Portfolio's pro rata share of the fees and expenses incurred by investing in the Underlying Funds.

(4) Total Annual Operating Expenses in the above table and the following example reflect the expenses of the Class I Shares of the LifePath 2040 Portfolio and its corresponding Master Portfolio and also reflect a weighted average of the total operating expense ratios of the Underlying Funds in which the Master Portfolio invests.

(5) The LifePath 2040 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Class I Shares of the LifePath 2040 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the LifePath 2040 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the LifePath 2040 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS       5 YEARS       10 YEARS
          $  ___       $  ___        $  ___        $   ___

PORTFOLIO TURNOVER

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect the LifePath 2040 Portfolio's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was __% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE LIFEPATH 2040 PORTFOLIO
--------------------------------------------------------------------------------
The LifePath 2040 Portfolio invests all of its assets in a corresponding Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and the Underlying Funds in proportions based on its own comprehensive investment strategy. The LifePath 2040 Portfolio is one of a group of funds with different allocations.

The LifePath 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. As of March 31, 2010, the LifePath 2040 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is based on a common stock or a group of common stocks. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE LIFEPATH 2040 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the LifePath 2040 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath 2040 Portfolio or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the LifePath 2040 Portfolio. An investment in the LifePath 2040 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o ALLOCATION RISK - The LifePath 2040 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath 2040 Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

o BOND INVESTMENT RISK - The value of your investment is also subject to bond investment risks, including extension risk, which is the risk that borrowers may extend the prepayment of their mortgages or loans for longer periods than expected, thereby affecting the security's average life and, potentially, its yield and prepayment risk, which is the risk that borrowers may prepay their mortgages or loans faster than expected, thereby affecting the security's average life and, potentially, its yield.

o CONCENTRATION RISK - The LifePath 2040 Portfolio's strategy of concentrating in securities of companies, a particular market industry, group of industries, sector or asset class, countries, regions or groups of countries means that its performance will be closely tied to the performance of a particular market segment. The LifePath 2040 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath 2040 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

o DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath 2040 Portfolio's investment in that issuer.

The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

o DERIVATIVE SECURITIES RISK - The LifePath 2040 Portfolio's use of derivatives may reduce the LifePath 2040 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath 2040 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

o EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o FOREIGN SECURITIES RISKS - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath 2040 Portfolio will lose money. These risks include:

 o The LifePath 2040 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

 o Changes in foreign currency exchange rates can affect the value of the LifePath 2040 Portfolio's portfolio.

 o The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

 o The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

 o Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

 o Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath 2040 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

o REAL ESTATE-RELATED SECURITIES RISK - The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath 2040 Portfolio's real estate-related investments are concentrated in one geographic area or in one property type, the LifePath 2040 Portfolio will be particularly subject to the risks associated with that area or property type.

o SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath 2040 Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath 2040 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath 2040 Portfolio.

The LifePath 2040 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in Class I Shares of the LifePath 2040 Portfolio by showing the changes in their performance from year to year. The bar chart shows the returns for Class I Shares of the LifePath 2040 Portfolio for each of the last ten calendar years. The average annual total return table compares the average annual total returns (before and after taxes) of Class I Shares of the LifePath 2040 Portfolio to those of a corresponding index for various periods of time. Effective March 15, 2004, the returns for the LifePath 2040 Portfolio reflect its Master Portfolio's investment in Underlying Funds. For all periods prior to March 15, 2004, the returns for the LifePath 2040 Portfolio reflect the direct investment by its Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. In addition, as of December 31, 2003, BFA made certain changes to its asset allocation strategies for the LifePath 2040 Portfolio, including a change to the frequency with which the LifePath 2040 Portfolio's respective holdings were rebalanced among asset classes from monthly to quarterly. How the LifePath 2040 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

LIFEPATH 2040 PORTFOLIO - CLASS I SHARES

                 ANNUAL TOTAL RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2000     -9.71%
2001    -13.41%
2002    -18.73%
2003     27.64%
2004     11.43%
2005      8.24%
2006    16.97 %
2007      2.03%
2008    -35.40%
2009     ____

During the periods shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

AS OF 12/31/09
AVERAGE ANNUAL TOTAL RETURNS                                                              1 YEAR   5 YEARS   10 YEARS
 LifePath 2040 Portfolio - Class I Shares
  Return Before Taxes                                                                     ____%     ____%      ____%
  Return After Taxes on Distributions                                                     ____%     ____%      ____%
  Return After Taxes on Distributions and Sale of Fund Shares                             ____%     ____%      ____%
 LifePath 2040 Portfolio Custom Benchmark(1) (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%

 S&P 1500 Index (Reflects no deductions for fees, expenses or taxes.)                     ____%     ____%      ____%
 Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex US IMI Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex USA (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
 (Reflects no deductions for fees, expenses or taxes.)                                    ____%     ____%      ____%
 FTSE EPRA/NAREIT Global Real Estate Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 Cohen & Steers Realty Majors Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%

-------
(1) The LifePath 2040 Portfolio's custom benchmark is a hypothetical representation of the performance of the LifePath 2040 Portfolio's asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2040 Portfolio's custom benchmark are adjusted quarterly to reflect the LifePath 2040 Portfolio's changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the LifePath 2040 Portfolio's custom benchmark: S&P 500 Index(Reg. TM), S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The LifePath 2040 Portfolio's returns after taxes on distributions and sale of LifePath 2040 Portfolio shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of LifePath 2040 Portfolio shares. As a result, the LifePath 2040 Portfolio's returns after taxes on distributions and sale of LifePath 2040 Portfolio shares may exceed the LifePath 2040 Portfolio's returns before taxes and/or returns after taxes on distributions.

BFA and BTC have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the LifePath 2040 Portfolio. When they do so, the LifePath 2040 Portfolio's operating expenses are reduced so that the LifePath 2040 Portfolio's total return is increased. These waivers and reimbursements may be discontinued at any time, except as described above in "Fees and Expenses of the LifePath 2040 Portfolio." In the absence of such waivers and/or reimbursements, the LifePath 2040 Portfolio's total return would be lower.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment manager is BFA.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                      PORTFOLIO
                      MANAGER OF
                      THE MASTER
                      PORTFOLIO
NAME                    SINCE        TITLE
 Dagmar Nikles          2005            Director
 Leslie Gambon          2007            Director
 Alan Mason             2009            Managing Director

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
To be eligible to purchase Class I Shares of the LifePath 2040 Portfolio, you must invest through an employer-sponsored or individual retirement savings plan; invest the proceeds rolled over from such retirement savings plan into an IRA; maintain an account with State Street, the LifePath 2040 Portfolio's custodian, transfer agent and dividend disbursing agent, or with one of the LifePath 2040 Portfolio's Shareholder Servicing Agents or initially invest a minimum of $1 million directly through State Street (in certain situations this minimum initial investment may be reduced or waived; please contact your Shareholder Servicing Agent or State Street for more information).

Your order to purchase or sell shares must be received in proper form by the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) (or if regular trading on the NYSE closes early, at such closing time) on any Business Day.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2040 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2040 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of the LifePath 2040 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the LifePath 2040 Portfolio through a broker-dealer or other financial intermediary, the LifePath 2040 Portfolio and the Distributor or its affiliates may pay the intermediary for the sale of LifePath 2040 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the LifePath 2040 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2050 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2050 PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The LifePath 2050 Portfolio of BlackRock Funds III is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050. The LifePath 2050 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE LIFEPATH 2050 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class I Shares of the LifePath 2050 Portfolio. The expenses are deducted from the LifePath 2050 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class I Shares that would be in addition to the fees and expenses shown here.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                           0.35%

 Distribution (12b-1) Fees                                                                    None
 Other Expenses                                                                               ____%
  Administration Fees                                                                         ____%
  Independent Expenses(2)                                                                     ____%
 Acquired Fund Fees and Expenses (Underlying Funds)(3)                                        ____%
 Total Annual Class Operating Expenses(1)(2)(3)(4)                                            ____%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                             (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                       ____%
 Reimbursements(1)(2)(4)(5)

-------
(1) BFA, the investment adviser to the LifePath 2050 Master Portfolio (the "Master Portfolio"), has contractually agreed to waive its management fee at the Master Portfolio level in an amount equal to the advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(2) "Independent Expenses" consists of those fees and expenses of the Independent Trustees of the LifePath 2050 Portfolio and the Master Portfolio, counsel to the Independent Trustees of the LifePath 2050 Portfolio and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the LifePath 2050 Portfolio and the Master Portfolio that are allocable to the Class I Shares of the LifePath 2050 Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class I Shares of the LifePath 2050 Portfolio and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effects to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(3) "Acquired Fund Fees and Expenses (Underlying Funds)" reflect the LifePath 2050 Portfolio's pro rata share of the fees and expenses incurred by investing in the Underlying Funds.

(4) Total Annual Operating Expenses in the above table and the following example reflect the expenses of the Class I Shares of the LifePath 2050 Portfolio and its corresponding Master Portfolio and also reflect a weighted average of the total operating expense ratios of the Underlying Funds in which the Master Portfolio invests.

(5) The LifePath 2050 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Class I Shares of the LifePath 2050 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the LifePath 2050 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the LifePath 2050 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS       5 YEARS       10 YEARS
          $  ___       $  ___        $  ___        $   ___

PORTFOLIO TURNOVER

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect the LifePath 2050 Portfolio's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was __% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE LIFEPATH 2050 PORTFOLIO
--------------------------------------------------------------------------------
The LifePath 2050 Portfolio invests all of its assets in a corresponding Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and the Underlying Funds in proportions based on its own comprehensive investment strategy. The LifePath 2050 Portfolio is one of a group of funds with different allocations.

The LifePath 2050 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. As of March 31, 2010, the LifePath 2050 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is based on a common stock or a group of common stocks. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE LIFEPATH 2050 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the LifePath 2050 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath 2050 Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath 2050 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath 2050 Portfolio.

o ALLOCATION RISK - The LifePath 2050 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath 2050 Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

o BOND INVESTMENT RISK - The value of your investment is also subject to bond investment risks, including extension risk, which is the risk that borrowers may extend the prepayment of their mortgages or loans for longer periods than expected, thereby affecting the security's average life and, potentially, its yield and prepayment risk, which is the risk that borrowers may prepay their mortgages or loans faster than expected, thereby affecting the security's average life and, potentially, its yield.

o CONCENTRATION RISK - The LifePath 2050 Portfolio's strategy of concentrating in securities of companies, a particular market industry, group of industries, sector or asset class, countries, regions or groups of countries means that its performance will be closely tied to the performance of a particular market segment. The LifePath 2050 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath 2050 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

o DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath 2050 Portfolio's investment in that issuer.

The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

o DERIVATIVE SECURITIES RISK - The LifePath 2050 Portfolio's use of derivatives may reduce the LifePath 2050 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath 2050 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

o EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o FOREIGN SECURITIES RISKS - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath 2050 Portfolio will lose money. These risks include:

 o The LifePath 2050 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

 o Changes in foreign currency exchange rates can affect the value of the LifePath 2050 Portfolio's portfolio.

 o The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

 o The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

 o Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

 o Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath 2050 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

o REAL ESTATE-RELATED SECURITIES RISK - The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath 2050 Portfolio's real estate-related investments are concentrated in one geographic area or in one property type, the LifePath 2050 Portfolio will be particularly subject to the risks associated with that area or property type.

o SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath 2050 Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath 2050 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath 2050 Portfolio.

The LifePath 2050 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in Class I Shares of the LifePath 2050 Portfolio by showing the changes in their performance from year to year. The bar chart shows the returns for Class I Shares of the LifePath 2050 Portfolio for the last calendar year. The average annual total return table compares the average annual total returns (before and after taxes) of Class I Shares of the LifePath 2050 Portfolio to those of a corresponding index for various periods of time. How the LifePath 2050 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

LIFEPATH 2050 PORTFOLIO - CLASS I SHARES

                 ANNUAL TOTAL RETURNS (YEAR ENDED DECEMBER 31)

                                  [BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

2009   ____%

                                                                                                              SINCE
                                                                                                            INCEPTION
AS OF 12/31/09                                                                                              JUNE 30,
AVERAGE ANNUAL TOTAL RETURNS                                                                  1 YEAR          2008
 LifePath 2050 Portfolio - Class I Shares
  Return Before Taxes                                                                          ____%           ____%
  Return After Taxes on Distributions                                                          ____%           ____%
  Return After Taxes on Distributions and Sale of Fund Shares                                  ____%           ____%
 LifePath 2050 Portfolio Custom Benchmark(1) (Reflects no deductions for fees,
 expenses or taxes.)                                                                           ____%           ____%

 S&P 1500 Index (Reflects no deductions for fees, expenses or taxes.)                          ____%           ____%
 Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                           ____%           ____%
 MSCI All Country World Index ex US IMI Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                           ____%           ____%
 MSCI All Country World Index ex USA (Reflects no deductions for fees, expenses or
 taxes.)                                                                                       ____%           ____%
 Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                       ____%           ____%
 Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
 (Reflects no deductions for fees, expenses or taxes.)                                         ____%           ____%
 FTSE EPRA/NAREIT Global Real Estate Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                           ____%           ____%
 Cohen & Steers Realty Majors Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                       ____%           ____%

-------
(1) The LifePath 2050 Portfolio's custom benchmark is a hypothetical representation of the performance of the LifePath 2050 Portfolio's asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2050 Portfolio's custom benchmark are adjusted quarterly to reflect the LifePath 2050 Portfolio's changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the LifePath 2050 Portfolio's custom benchmark: S&P 500 Index(Reg. TM), S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The LifePath 2050 Portfolio's returns after taxes on distributions and sale of LifePath 2050 Portfolio shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of LifePath 2050 Portfolio shares. As a result, the LifePath 2050 Portfolio's returns after taxes on distributions and sale of LifePath 2050 Portfolio shares may exceed the LifePath 2050 Portfolio's returns before taxes and/or returns after taxes on distributions.

BFA and BTC have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the LifePath 2050 Portfolio. When they do so, the LifePath 2050 Portfolio's operating expenses are reduced so that the LifePath 2050 Portfolio's total return is increased. These waivers and reimbursements may be discontinued at any time, except as described above in "Fees and Expenses of the LifePath 2050 Portfolio." In the absence of such waivers and/or reimbursements, the LifePath 2050 Portfolio's total return would be lower.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment manager is BFA.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                      PORTFOLIO
                      MANAGER OF
                      THE MASTER
                      PORTFOLIO
NAME                    SINCE        TITLE
 Dagmar Nikles          2005            Director
 Leslie Gambon          2007            Director
 Alan Mason             2009            Managing Director

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
To be eligible to purchase Class I Shares of the LifePath 2050 Portfolio, you must invest through an employer-sponsored or individual retirement savings plan; invest the proceeds rolled over from such retirement savings plan into an IRA; maintain an account with State Street, the LifePath 2050 Portfolio's custodian, transfer agent and dividend disbursing agent, or with one of the LifePath 2050 Portfolio's Shareholder Servicing Agents or initially invest a minimum of $1 million directly through State Street (in certain situations this minimum initial investment may be reduced or waived; please contact your Shareholder Servicing Agent or State Street for more information).

Your order to purchase or sell shares must be received in proper form by the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) (or if regular trading on the NYSE closes early, at such closing time) on any Business Day.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2050 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2050 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of the LifePath 2050 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the LifePath 2050 Portfolio through a broker-dealer or other financial intermediary, the LifePath 2050 Portfolio and the Distributor or its affiliates may pay the intermediary for the sale of LifePath 2050 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the LifePath 2050 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Details About the LifePath Portfolios
--------------------------------------------------------------------------------
INVESTMENT TIME HORIZONS
--------------------------------------------------------------------------------
Each LifePath Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors on average may be willing to accept given an investment time horizon. An investor's time horizon marks the point when the investor plans to start making net withdrawals from his or her investments. In other words, the time when they will cease making new contributions to their investments. For many LifePath investors, their time horizon is tied to the date that they plan to retire and begin gradually utilizing their investment to support themselves in retirement. For other LifePath investors, their time horizon may represent the date when they plan to make substantial withdrawals for another purpose, such as a major purchase.

As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns. Each LifePath Portfolio has its own time horizon, as described in its investment objective above, which affects the targeted risk level of that LifePath Portfolio and, in turn, its asset allocation.

The allocations for the LifePath Retirement Portfolio reflect the expectation that investors in or near retirement, or otherwise seeking current income, are willing to take some risk of loss of their investment in hopes of achieving moderate long term growth of capital. The LifePath Retirement Portfolio is designed to help balance two risk factors that investors face during retirement: market risk (potential declines in market values) and longevity risk (living longer than expected). Specifically, the portfolio seeks to enable investors to maintain a steady withdrawal rate (about 3-5% per year) throughout their retirement without exhausting their investment. There is no guarantee that the performance of the LifePath Retirement Portfolio will be sufficient to enable this withdrawal rate or that any one withdrawal rate is appropriate for all investors. Investors should work with a financial advisor or other expert to determine a sustainable withdrawal rate for their circumstances, and that withdrawal rate should be periodically reassessed throughout retirement as the value of the investor's portfolio changes.

Each LifePath Portfolio has a distinct investment objective tied to its time horizon:

   o LifePath Retirement Portfolio is managed for investors seeking income and moderate long-term growth of capital.

   o LifePath 2020 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020.

   o LifePath 2030 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030.

   o LifePath 2040 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.

   o LifePath 2050 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050.

You should carefully consider the asset allocation and risks of each LifePath Portfolio before deciding whether to invest.

The LifePath Portfolios are designed to offer individual investors comprehensive asset allocation strategies tailored to the time when they expect to begin withdrawing assets. Asset allocation is the distribution of investments among broad types of asset classes: equity securities, bonds and money market instruments. Each LifePath Portfolio invests all of its assets in a separate mutual fund, called a Master Portfolio, that has an investment objective substantially identical to the LifePath Portfolio. To implement the asset allocation strategy, each Master Portfolio, in turn, invests in a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy that gradually becomes more conservative as the year in the LifePath Portfolio's name approaches, except for the LifePath Retirement Portfolio, which is already in its most conservative phase. BFA is the investment adviser to the Master Portfolios. For simplicity's sake, all discussion of investment objective, strategies and risks of a particular LifePath Portfolio refers also to the investment objective, strategies and risks of the Master Portfolio, unless otherwise indicated. A description of the relationship of the LifePath Portfolios to their Master

Portfolios appears under the heading "Shareholder Information - Master/Feeder Mutual Fund Structure" in this prospectus ("Prospectus").

WHICH LIFEPATH PORTFOLIO TO CONSIDER

The first step in choosing which LifePath Portfolio to consider is answering a key question: When will you need the money you are thinking of investing? Will it be in ten years, when your kids are ready for college? Or 30 years, when you retire?

The number in the name of most of the LifePath Portfolios is actually a year - a "target year" when you might expect to begin withdrawing your money. Selecting the LifePath Portfolio that may be most appropriate for your investment may be as simple as matching your target year with the closest LifePath Portfolio target year.

For example, let's say that you are investing for retirement purposes, and that you expect to retire at age 60. If you are 45 years old, you have 15 years before retirement. By adding 15 to the current year, you can define your "target year." If you expect to retire in the year 2024, as in this example, you may conclude that the LifePath 2020 Portfolio is the most appropriate LifePath Portfolio for you.

The investment mix of the LifePath Portfolios gradually shift from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the LifePath Portfolios increasingly conservative.

In making your investment decision, you should keep in mind:

o The LifePath Portfolios' investment strategies derive from the risk tolerance of average investors with a particular time horizon.

o The LifePath Portfolios' time horizons are based on the year in their name, except for the LifePath Retirement Portfolio, which is designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment.

If you are willing to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns, you may invest some or all of your assets in a LifePath Portfolio with a longer time horizon. If you desire a more conservative investment and are willing to forego some potential returns, you may invest some or all of your assets in a LifePath Portfolio with a shorter time horizon. The final choice is yours.

A FURTHER DISCUSSION OF PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Each LifePath Portfolio invests all of its assets in a corresponding Master Portfolio which allocates and reallocates its assets among the Underlying
Funds. The Master Portfolios with longer time horizons invest a greater portion of their assets in Underlying Funds that invest in equity securities, which provide a greater opportunity for capital appreciation over the long-term but have a greater risk of loss. The Master Portfolios with shorter time horizons invest a greater portion of their assets in Underlying Funds that invest in bonds and money market instruments, which typically offer reduced risk and price volatility but forego some potential returns. Accordingly, under normal circumstances, the LifePath Portfolios with shorter time horizons have lower expected returns than the LifePath Portfolios with longer time horizons.

Each LifePath Portfolio pursues a common strategy of allocating and reallocating its assets among the Underlying Funds. The LifePath Portfolios with longer time horizons invest a greater portion of their assets in Underlying Funds that invest in equity securities, which provide a greater potential to achieve higher returns over the long-term but have a greater risk of loss. In addition to investing in Underlying Funds, each LifePath Portfolio may borrow, lend its portfolio securities to brokers, dealers and financial institutions, and invest the collateral in certain short-term instruments either directly or through one or more joint accounts or money market funds, as described in greater detail in the LifePath Portfolios' combined Statement of Additional Information ("SAI").

The LifePath Portfolios with shorter time horizons invest a greater portion of their assets in Underlying Funds that invest in bonds, which typically offer reduced risk of loss and less price volatility, but forego some potential returns. Accordingly, under normal circumstances, the LifePath Portfolios with shorter time horizons have lower expected returns than the LifePath Portfolios with longer time horizons. As each LifePath Portfolio approaches its designated time horizon, it systematically seeks to reduce the level of risk by allocating assets more conservatively among the Underlying Funds. This systematic shift toward more conservative investments is designed to reduce the risk of significant reductions in the value of an investment in a LifePath Portfolio as it approaches its time horizon.

For example, the LifePath Retirement Portfolio has entered its "retirement phase" and seeks to maximize returns consistent with the risk that an average investor in retirement may be willing to accept. This does not mean, however, that it invests exclusively, or primarily, in Underlying Funds that are money market funds. Rather, because BFA believes that most investors are still willing to take some risks in pursuing returns even while drawing on their investments, almost all of the LifePath Retirement Portfolio's assets will continue to be allocated to Underlying Funds that are equity and bond funds.

In determining the allocation of assets to the Underlying Funds, BFA uses a proprietary investment model that analyzes securities market data, including risk, asset class correlations, and expected returns, to provide portfolio allocations among the asset classes represented by the Underlying Funds. The allocations are periodically monitored and rebalanced in an effort to maximize expected return for a given level of risk. In managing the LifePath Portfolios, BFA focuses on long-term targets and objectives. The progression over time of a LifePath Portfolio's asset allocation to more conservative asset classes is a relatively steady process resulting in only gradual changes to the asset allocation from quarter to quarter. The Underlying Funds invest in a mix of equity securities, bonds and money market instruments. Certain Underlying Funds invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivatives, which are subject to additional risks, as described in the "A Further Discussion of Risk Factors" section of this Prospectus. The investment model adjusts each LifePath Portfolio's risk level by gradually making it more conservative as the year in the LifePath Portfolio's name approaches, except for the LifePath Retirement Portfolio, which is already in its most conservative phase.

When a LifePath Portfolio reaches its stated time horizon and enters its most conservative phase, the allocation of its assets is expected to be similar to that of the LifePath Retirement Portfolio. Such LifePath Portfolio and the LifePath Retirement Portfolio may then continue to operate as separate funds or, subject to approval by the LifePath Portfolios' Board of Trustees, they may be merged into a single fund.

THE UNDERLYING FUNDS

Two of the Underlying Funds - the Active Stock Master Portfolio and the CoreAlpha Bond Master Portfolio - are diversified portfolios of Master Investment Portfolio. The Active Stock Master Portfolio seeks to provide long-term appreciation of capital. BFA invests the Active Stock Master Portfolio's assets using a proprietary quantitative model that is designed to select stocks based on an analysis of a wide range of company-specific factors. The CoreAlpha Bond Master Portfolio seeks to provide a combination of income and capital growth. BFA invests the CoreAlpha Bond Master Portfolio's assets pursuant to a systematic method that relies on proprietary quantitative models to allocate assets among various bond sectors by evaluating each sector's relative value and risk-adjusted return.

The remaining Underlying Funds, other than the BlackRock Cash Funds:
Institutional (the "Underlying Money Market Fund") are exchange-traded funds ("ETFs") that are part of the iShares family of funds ("Underlying iShares Funds"). Each of the Underlying iShares Funds seeks investment results that correspond generally to the performance, before fees and expenses, of its underlying index. As a result, adverse performance of a particular security in an Underlying iShares Fund's portfolio will ordinarily not result in the elimination of the security from the Underlying iShares Fund's portfolio. Each Underlying iShares Fund offers and issues iShares at their net asset value per share only to certain institutional investors in aggregations of a specified number of iShares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. The iShares for these Underlying iShares Funds are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges. BFA purchases iShares on behalf of the Master Portfolios in the secondary market.

The relative weightings for each Master Portfolio in the various Underlying Funds will vary over time, and BFA is not required to invest any Master Portfolio's assets in each of the Underlying Funds or in any particular percentage in any given Underlying Fund. BFA may add, eliminate or replace Underlying Funds at any time.

Each Master Portfolio currently expects to invest in some or all of the Underlying Funds described below:

ACTIVE STOCK MASTER PORTFOLIO

Seeks to provide long-term appreciation of capital. The Active Stock Master Portfolio invests, under normal circumstances, at least 80% of its assets in common stocks. The Active Stock Master Portfolio invests primarily in equity securities of U.S. companies with market capitalizations similar to the range of market capitalizations represented in the Standard & Poor's S&P 500 Index(Reg. TM). BFA invests the Active Stock Master Portfolio's assets using a proprietary quantitative model that is designed to select stocks based on an analysis of a wide range of company-specific factors, such as relative values based on earnings and cash flows; earnings quality as measured by the company's financial condition and earnings reports; sentiment as expressed through management and market participant behavior; and industry classification. BFA considers risk parameters in deciding upon the Active Stock Master Portfolio's aggregate holdings, and factors trading costs into its stock selection process.

COREALPHA BOND MASTER PORTFOLIO

Seeks to provide a combination of income and capital growth. BFA invests the CoreAlpha Bond Master Portfolio's assets pursuant to a systematic method that relies on proprietary quantitative models to allocate assets among various bond sectors by evaluating each sector's relative value and risk-adjusted return. BFA's models also allocate assets among bonds of different maturities based on yield characteristics and expectations. Specific investment selection decisions are made on the basis of evaluations of relative value, credit quality and other factors. The CoreAlpha Bond Master Portfolio invests, under normal circumstances, at least 80% of its assets in bonds. For the purposes of this strategy, "bonds" include the following: obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; debt obligations of U.S. corporations; U.S. dollar-denominated debt obligations of foreign issuers; municipal securities; and asset-backed securities. The CoreAlpha Bond Master Portfolio invests a substantial portion of its assets in U.S.-registered, dollar-denominated bonds. The CoreAlpha Bond Master Portfolio may invest in bonds of any maturity or duration.

BLACKROCK CASH FUNDS: INSTITUTIONAL

Seeks a high level of income consistent with liquidity and the preservation of capital. The BlackRock Cash Funds: Institutional invests in high-quality, short-term money market instruments that include fixed-rate, floating-rate and variable-rate debt securities. The BlackRock Cash Funds: Institutional also may invest in high-quality, short-term U.S. and foreign government debt, including the debt of agencies and instrumentalities, such as the Federal National Mortgage Association ("Fannie Mae"), U.S. and foreign bank obligations, corporate obligations, repurchase agreements and asset-backed securities.

UNDERLYING ISHARES FUNDS

In managing each of the Underlying iShares Funds, BFA uses a representative sampling index strategy. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the applicable underlying index. Underlying iShares Funds that use representative sampling may or may not hold all of the securities in the relevant underlying index.

ISHARES S&P 500 INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Index(Reg. TM). The S&P 500 Index(Reg. TM) measures the performance of the large-capitalization sector of the U.S. equity market. The component stocks are weighted according to the float-adjusted market value of their outstanding shares.

ISHARES S&P MIDCAP 400 INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400 IndexTM. The S&P MidCap 400TM Index measures the performance of the mid-capitalization sector of the U.S. equity market. The stocks in the S&P MidCap 400 IndexTM have a market capitalization between $750 million and $3.3 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation. The S&P MidCap 400 IndexTM consists of stocks from a broad range of industries.

ISHARES S&P SMALLCAP 600 INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600 IndexTM. The S&P SmallCap 600 IndexTM measures the performance of the small-capitalization sector of the U.S. equity market. The stocks in the S&P SmallCap 600 IndexTM have a market capitalization between $200 million and $1 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation.

ISHARES S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P National AMT-Free Municipal Bond Index. The S&P National AMT-Free Municipal Bond Index measures the performance of the investment-grade segment of the U.S. municipal bond market. As of March 31, 2010, there were ____ issues in the S&P National AMT-Free Municipal Bond Index.

ISHARES S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Natural Resources Sector IndexTM. The S&P North American Natural Resources Sector IndexTM measures the performance of U.S.-traded stocks of natural resource-related companies in the U.S. and Canada, and includes companies in the following categories: producers of oil, gas and consumable fuels, energy equipment and services, metals and mining, manufacturers of paper and forest products, and producers of construction materials, containers and packaging.

ISHARES RUSSELL MIDCAP INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Index. The Russell Midcap Index measures the performance of the mid-capitalization sector of the U.S. equity market. The Russell Midcap Index is a float-adjusted, capitalization-weighted index of the 800 smallest issuers in the Russell 1000(Reg. TM) Index.

ISHARES RUSSELL 2000 INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index. The Russell 2000 Index measures the performance of the small capitalization sector of the U.S. equity market. The Russell 2000 Index is a float-adjusted, capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000(Reg. TM) Index.

ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Index. The Cohen & Steers Index consists of selected U.S. REITs. The objective of the Cohen & Steers Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Cohen & Steers Index based on a rigorous review of several factors, including management, portfolio quality, and sector and geographic diversification. The REITs selected for inclusion in the Cohen & Steers Index must meet minimum market capitalization and liquidity requirements. The Cohen & Steers Index is weighted according to the total market value of each REIT's outstanding shares and is adjusted quarterly so that no REIT represents more than 8% of the Cohen & Steers Index. Within the REIT market, the Cohen & Steers Index is diversified across property sectors that represent the current market.

ISHARES FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index. The FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index measures the stock performance of companies engaged in the ownership and development of the following real estate markets defined as developed by FTSE EPRA/NAREIT: Canada, Europe (including Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom (including the Channel Islands)), Middle East (Israel) and Asia (including Australia, Hong Kong, Japan, New Zealand and Singapore). As of _____ __, ____, the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index was comprised of stocks of companies in the following markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

ISHARES MSCI CANADA INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Canada Index developed by MSCI Inc. ("MSCI"). The MSCI Canada Index consists of stocks traded primarily on the Toronto Stock Exchange.

ISHARES MSCI EAFE INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE(Reg. TM) Index. The MSCI EAFE(Reg. TM) Index has been developed by MSCI as an equity benchmark for its international stock performance. The MSCI EAFE Index includes stocks from Europe, Australasia and the Far East.

ISHARES MSCI EAFE SMALL CAP INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Small Cap Index. The MSCI EAFE Small Cap Index represents the small cap size segment of the MSCI EAFE Index. The MSCI EAFE(Reg. TM) Index includes securities from Europe, Australasia and the Far East. Under MSCI's Global Investable Market Index methodology, the small cap universe consists of the securities of those companies whose securities are not included in the large cap or mid cap segments of a particular market, which together comprise approximately 85% of each market's free float-adjusted market capitalization. The small cap segment covers the 85%-99% range of each market's free float-adjusted market capitalization.

ISHARES MSCI EMERGING MARKETS INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index. The MSCI Emerging Markets Index is designed to measure equity market performance in the global emerging markets. As of _____ __, ____, the MSCI Emerging Markets Index consisted of the following 22 emerging market country indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary,

India, Indonesia, Israel, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. Emerging market country indexes may be added to or deleted from the MSCI Emerging Markets Index from time to time. The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest up to 10% of its assets in shares of other iShares funds that invest in securities in the MSCI Emerging Markets Index. BFA waives a portion of its advisory fees otherwise due from the iShares MSCI Emerging Markets Index Fund in an amount equal to the portfolio management fees incurred by assets that are invested in shares of other iShares funds.

ISHARES BARCLAYS 1-3 YEAR CREDIT BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 1-3 Year Credit Bond Index. The Barclays Capital U.S. 1-3 Year Credit Bond Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than three years.

ISHARES BARCLAYS 1-3 YEAR TREASURY BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 1-3 Year Treasury Bond Index. The Barclays Capital U.S. 1-3 Year Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years.

ISHARES BARCLAYS 3-7 YEAR TREASURY BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 3-7 Year Treasury Bond Index. The Barclays Capital U.S. 3-7 Year Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years.

ISHARES BARCLAYS 7-10 YEAR TREASURY BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 7-10 Year Treasury Bond Index. The Barclays Capital U.S. 7-10 Year Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years.

ISHARES BARCLAYS 10-20 YEAR TREASURY BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 10-20 Year Treasury Bond Index. The Barclays Capital U.S. 10-20 Year Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to ten years and less than 20 years.

ISHARES BARCLAYS 20+ YEAR TREASURY BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 20+ Year Treasury Bond Index. The Barclays Capital U.S. 20+ Year Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 or more years.

ISHARES BARCLAYS AGGREGATE BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index measures the performance of the total U.S. investment-grade bond market, which includes investment-grade U.S. Treasury bonds, government-related bonds, investment-grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The securities in the Barclays Capital U.S. Aggregate Bond Index have $250 million or more of outstanding face value and have at least one year remaining to maturity. In addition, the securities must be U.S. dollar-denominated, fixed-rate and non-convertible. Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds are excluded from the Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index is market capitalization weighted and the securities in the Barclays Capital U.S. Aggregate Bond Index are updated on the last calendar day of each month.

ISHARES BARCLAYS CREDIT BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Credit Bond Index. The Barclays Capital U.S. Credit Bond Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year.

ISHARES BARCLAYS GOVERNMENT/CREDIT BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Government/Credit Bond Index. The Barclays Capital U.S. Government/Credit Bond Index measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (I.E., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment-grade credit securities that have a remaining maturity of greater than or equal to one year.

ISHARES BARCLAYS INTERMEDIATE CREDIT BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Credit Bond Index. The Barclays Capital U.S. Intermediate Credit Bond Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than ten years.

ISHARES BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Government/Credit Bond Index. The Barclays Capital U.S. Intermediate Government/Credit Bond Index measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (I.E., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment-grade credit securities that have a remaining maturity of greater than or equal to one year and less than ten years.

ISHARES BARCLAYS MBS BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. MBS Index. The Barclays Capital U.S. MBS Index measures the performance of investment-grade mortgage-backed pass-through securities issued by the Government National Mortgage Association, Fannie Mae and the Federal Home Loan Mortgage
Corporation.

ISHARES BARCLAYS SHORT TREASURY BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Short Treasury Bond Index. The Barclays Capital U.S. Short Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months.

ISHARES BARCLAYS TIPS BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as "TIPS."

ISHARES JPMORGAN USD EMERGING MARKETS BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan EMBI Global Core Index. The JPMorgan EMBI Global Core Index is a broad, diverse U.S. dollar-denominated emerging markets debt benchmark which tracks the total return of actively traded external debt instruments in emerging market countries.

ISHARES IBOXX $ HIGH YIELD CORPORATE BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx(Reg. TM) $ Liquid High Yield Index. The iBoxx(Reg. TM) $ Liquid High Yield Index is a rules-based index consisting of liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the International Index Company Limited ("IIC"). The iBoxx(Reg. TM) $ Liquid High Yield Index is designed to provide a broad representation of the U.S. dollar-denominated high yield liquid corporate bond market. The iBoxx(Reg. TM) $ Liquid High Yield Index is a modified market value weighted index. There is no limit to the number of issues in the iBoxx(Reg. TM) $ Liquid High Yield Index, but as of March 31, 2010, the iBoxx(Reg. TM) $ Liquid High Yield Index included approximately ___ constituents. Certain methodology changes took effect at the iBoxx(Reg. TM)
$ Liquid High Yield Index's June 30, 2009, rebalancing, and weighting adjustments are expected to be completed over a six-month period.

The following table lists the Underlying Funds and the asset allocation for each Master Portfolio as of March 31, 2010. BFA allocates each Master Portfolio's assets among the Underlying Funds based on the Master Portfolio's investment objective and policies. The asset allocation for each Master Portfolio will vary over time, and BFA is not required to invest any Master Portfolio's assets in each of the Underlying Funds or in any particular percentage in any given Underlying Fund. BFA may add, eliminate or replace Underlying Funds at any time:

                                UNDERLYING FUNDS
                             (as of March 31, 2010)

                                                       LIFEPATH     LIFEPATH    LIFEPATH    LIFEPATH   LIFEPATH
                                                      RETIREMENT      2020        2030        2040       2050
                                                       PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
 CAPITAL GROWTH
 Master Investment Portfolio-Active Stock Master         ____%       ____%       ____%       ____%      ____%
 Portfolio
 iShares S&P MidCap 400 Index Fund                       ____%       ____%       ____%       ____%      ____%
 iShares S&P SmallCap 600 Index Fund                     ____%       ____%       ____%       ____%      ____%
 iShares MSCI EAFE Index Fund                            ____%       ____%       ____%       ____%      ____%
 iShares Cohen & Steers Realty Majors Index Fund         ____%       ____%       ____%       ____%      ____%
 iShares FTSE EPRA/NAREIT Developed Real Estate          ____%       ____%       ____%       ____%      ____%
 ex-U.S. Index Fund
 iShares MSCI Emerging Markets Index Fund                ____%       ____%       ____%       ____%      ____%
 iShares MSCI Canada Index Fund                          ____%       ____%       ____%       ____%      ____%
 iShares MSCI EAFE Small Cap Index Fund                  ____%       ____%       ____%       ____%      ____%
 CAPITAL GROWTH AND INCOME
 Master Investment Portfolio-CoreAlpha Bond Master       ____%       ____%       ____%       ____%      ____%
 Portfolio
 iShares Barclays TIPS Bond Fund                         ____%       ____%       ____%       ____%      ____%
 INCOME
 BlackRock Cash Funds: Institutional - SL Agency         ____%       ____%       ____%       ____%      ____%
 Shares

-------
Note: The allocation percentages may not add to, or may appear to exceed, 100% due to rounding.

"Standard & Poor's(Reg. TM)," "S&P(Reg. TM)," "S&P 500 Index(Reg. TM)," "S&P MidCap 400 IndexTM," "S&P SmallCap 600 IndexTM," "S&P National AMT-Free Municipal Bond IndexTM," and "S&P North American Natural Resources Sector IndexTM" are trademarks of Standard & Poor's Financial Services LLC (a subsidiary of The McGraw-Hill Companies) ("S&P") licensed for use for certain purposes by BTC. The iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and iShares S&P North American Natural Resources Sector Index Fund that are based on S&P Indexes are not sponsored, endorsed, sold or promoted by Standard & Poor's or its affiliates, and Standard & Poor's and its affiliates make no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"International Index Company Limited" and "iBoxx(Reg. TM) $ Liquid High Yield Index" are trademarks of IIC licensed for use for certain purposes by BTC. The iShares iBoxx $ High Yield Corporate Bond Fund is not sponsored, endorsed, sold or promoted by IIC, and IIC makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"FTSE," "EPRA," "NAREIT" and "FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index" are marks that have been licensed for use for certain purposes by BTC. The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund is not sponsored, endorsed, sold or promoted by FTSE, the London Stock Exchange plc, Euronext N.V., the Financial Times Limited, EPRA or NAREIT (together the "FTSE Licensor Parties"), and the FTSE Licensor Parties make no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"JPMorgan" and "JPMorgan EMBI Global Core Index" are trademarks of JPMorgan Chase & Co.(Copyright) ("JPMorgan") licensed for use for certain purposes by BTC. The iShares JPMorgan USD Emerging Markets Bond Fund is not sponsored, endorsed, sold or promoted by JPMorgan, and JPMorgan makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"Cohen & Steers" and "Cohen & Steers Realty Majors Index" are trademarks of Cohen & Steers Capital Management, Inc. ("Cohen & Steers") licensed for use for certain purposes by BTC. The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers, and Cohen & Steers makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"Barclays Capital Inc.," "Barclays Capital U.S. 1-3 Year Credit Bond Index," "Barclays Capital U.S. 1-3 Year Treasury Bond Index," "Barclays Capital U.S. 3-7 Year Treasury Bond Index," "Barclays Capital U.S. 7-10 Year Treasury Bond Index," "Barclays Capital U.S. 10-20 Year Treasury Bond Index," "Barclays Capital U.S. 20+ Year Treasury Bond Index," "Barclays Capital U.S. Aggregate Bond Index," "Barclays Capital U.S. Credit Bond Index," "Barclays Capital U.S. Government/Credit Bond Index," "Barclays Capital U.S. Intermediate Credit Bond Index," "Barclays Capital U.S. Intermediate Government/Credit Bond Index," "Barclays Capital U.S. MBS Index," "Barclays Capital U.S. Short Treasury Bond Index," and the "Barclays Capital U.S. Treasury Inflation Protected Securities
(TIPS) Index (Series-L)" (collectively referred to as the "iShares Bond Fund Indexes") are trademarks of Barclays Bank PLC licensed for use for certain purposes by BTC. The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund are not sponsored, endorsed, sold or promoted by Barclays Capital Inc. ("Barclays Capital"), and Barclays Capital makes no representation or warranty, express or implied, regarding the advisability of investing in iShares. The iShares Bond Fund Indexes are maintained by Barclays Capital. Neither BTC nor BFA has or will have a role in maintaining the iShares Bond Fund Indexes.

"MSCI Canada Index/SM/," "MSCI EAFE(Reg. TM) Index" and "MSCI Emerging Markets Index/SM/" are servicemarks and "MSCI EAFE Small Cap Index" is a trademark of MSCI, and such marks have been licensed for use for certain purposes by BTC. The iShares MSCI Canada Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI, and neither MSCI nor any other party makes any representation or warranty, express or implied, regarding the advisability of investing in iShares.

A FURTHER DISCUSSION OF RISK FACTORS
--------------------------------------------------------------------------------
This section contains a summary description of the general risks of investing in the LifePath Portfolios. "Description of the LifePath Portfolios and their Investments and Risks" in the SAI also includes more information about the LifePath Portfolios, their investments and the related risks. There can be no guarantee that a LifePath Portfolio will meet its objective or that a LifePath Portfolio's performance will be positive for any period of time. An investment in a LifePath Portfolio is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency.

GENERAL

The NAV of each LifePath Portfolio's shares is neither insured nor guaranteed, is not fixed and will fluctuate.

GENERAL RISKS APPLICABLE TO THE LIFEPATH PORTFOLIOS

ALLOCATION RISK - The LifePath Portfolios' ability to achieve their investment goals depends upon BFA's skill in determining the LifePath Portfolios' strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds will achieve their investment objectives, and the underlying funds' performance may be lower than the performance of the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the LifePath Portfolios. If an underlying fund were to change its investment objective or policies, the LifePath Portfolios might be forced to withdraw their investment from the underlying fund at a disadvantageous time and price.

CONCENTRATION RISK - The LifePath Portfolios' strategy of concentrating in securities of companies, a particular market industry, group of industries, sector or asset class, countries, regions or groups of countries means that their performance will be closely tied to the performance of a particular market segment. The LifePath Portfolios' concentration in these companies may present more risks than if they were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath Portfolios than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolios' investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolios' investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

DERIVATIVE SECURITIES RISK - The LifePath Portfolios' use of derivatives may reduce the LifePath Portfolios' returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolios' use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolios to sell or otherwise close a derivatives position could expose the LifePath Portfolios to losses and could make derivatives more difficult for the LifePath Portfolios to value accurately. The LifePath Portfolios could also suffer losses related to their derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BFA may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the LifePath Portfolios' derivatives positions to lose value. When a derivative is used as a hedge against a position that the LifePath Portfolios hold, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the LifePath Portfolios' hedging transactions will be effective. The income from certain derivatives may be subject to U.S. federal income tax.

EMERGING MARKETS RISK - The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

EQUITY SECURITIES RISK - Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the LifePath Portfolios could decline if the financial condition of the companies the LifePath Portfolios invest in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

EXCHANGE TRADED FUND RISK - The Underlying iShares Funds are subject to certain additional risks due to their shares being listed and traded on securities exchanges. There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged. An ETF may trade at, above or below its NAV. The NAV of an ETF will fluctuate with changes in the market value of its holdings. The trading price of an ETF will generally fluctuate in accordance with changes in its NAV, as well as market supply and demand.

FOREIGN SECURITIES RISKS - Because the LifePath Portfolios may invest in companies located in countries other than the United States, the LifePath Portfolios may be exposed to risks associated with foreign investments.

o The value of holdings traded outside the U.S. (and any hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.

o The costs of non-U.S. securities transactions tend to be higher than those of U.S. transactions.

o Foreign holdings may be adversely affected by foreign government action.

o International trade barriers or economic sanctions against certain non-U.S. countries may adversely affect these holdings.

o The economies of certain countries may compare unfavorably with the U.S. economy.

o Foreign securities markets may be smaller than the U.S. markets, which may make trading more difficult.

INTEREST RATE RISK - Interest rate risk is the risk that prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. The LifePath Portfolios may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by BFA.

JUNK BONDS RISK - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolios. The major risks of junk bond investments include:

o Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

o Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer's industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.

o Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

o Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the LifePath Portfolios before it matures. If the issuer redeems junk bonds, the LifePath Portfolios may have to invest the proceeds in bonds with lower yields and may lose income.

o Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the LifePath Portfolios' securities than is the case with securities trading in a more liquid market.

o The LifePath Portfolios may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

o The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath Portfolios invest will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

MORTGAGE- AND ASSET-BACKED SECURITIES RISKS - Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, mortgage- and asset-backed backed securities are subject to "prepayment risk" and "extension risk." Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the LifePath Portfolios may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. Asset-backed securities and commercial mortgage-backed securities ("CMBS") generally experience less prepayment than residential mortgage-backed securities.

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The LifePath Portfolios' investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The LifePath Portfolios' investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations ("CMOs"). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (IOs), principal only (POs) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as "mortgage derivatives" and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the LifePath Portfolios invest in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by BFA, it is possible that the LifePath Portfolios could lose all or substantially all of their investment.

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the LifePath Portfolios' mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which the LifePath Portfolios may invest may also provide a degree of investment leverage, which could cause the LifePath Portfolios to lose all or substantially all of their investment.

PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for the Underlying iShares Funds, those Underlying iShares Funds may hold stocks in companies that present risks that an investment adviser researching individual stocks might seek to avoid.

REAL ESTATE-RELATED SECURITIES RISK - The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath Portfolios' real estate-related investments are concentrated in one geographic area or in one property type, the LifePath Portfolios will be particularly subject to the risks associated with that area or property type.

SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolios may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolios could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolios.

U.S. GOVERNMENT OBLIGATIONS RISK - Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks); and others are supported by the discretionary authority of the U.S. government to purchase an agency's obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

FOR A DESCRIPTION OF THE LIFEPATH PORTFOLIOS' POLICIES AND PROCEDURES WITH RESPECT TO DISCLOSURE OF THEIR MASTER PORTFOLIOS' PORTFOLIO HOLDINGS, AND A FURTHER DISCUSSION OF THE LIFEPATH PORTFOLIOS' INVESTMENTS AND RISKS, PLEASE REFER TO THE LIFEPATH PORTFOLIOS' SAI.

Management of the LifePath Portfolios
--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------
Each LifePath Portfolio is a feeder fund that invests all of its assets in a Master Portfolio that has an investment objective, strategies and policies substantially identical to the LifePath Portfolio. The Master Portfolios, in turn, invest in a combination of the Underlying Funds. BFA, a registered investment adviser, serves as investment adviser to each Master Portfolio, and also serves as investment adviser to each Underlying Fund, with the exception of the Underlying Money Market Fund, which invests in a Master Portfolio advised by BFA. BFA manages the investing of the Master Portfolios' assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the Master Portfolios' Board of Trustees. For its services to the Master
Portfolios, BFA is entitled to receive an annual advisory fee of 0.35% of each Master Portfolio's average daily net assets.

For its services to the Underlying Funds, BFA receives fees that differ from the fees described for the LifePath Portfolios in this Prospectus. BFA provides investment advisory services for the Underlying Funds that differ from the investment advisory services it provides for the Master Portfolios. For those services, BFA receives investment advisory fees from the Underlying Funds. In addition, BTC provides administration services to certain of the Underlying Funds and, for those services, may receive administration fees from those Underlying Funds. BFA has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory and administration fees, if any, paid by the Underlying Funds to BFA and BTC, respectively, through December 1, 2011.

BFA is located at 400 Howard Street, San Francisco, CA 94105. BFA is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BlackRock, Inc. ("BlackRock"). As of December 31, 2009, BTC and its affiliates, including BFA, had approximately $3.346 trillion in investment company and other portfolio assets under management. BFA, BTC, BlackRock Execution Services, BlackRock and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolios invest.

A discussion regarding the basis for the Master Portfolios' Board of Trustees' approval of the investment advisory agreements with BFA is available in the LifePath Portfolios' annual report for the period ended December 31, 2009.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Dagmar Nikles, Leslie Gambon and Alan Mason (the "Portfolio Managers") are jointly and primarily responsible for the day-to-day management of the Master Portfolios and act collaboratively on all aspects concerning the Master Portfolios. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

Ms. Nikles has been employed as a Senior Investment Strategist in the defined contributions team at BFA and BTC since December 2009. From July 2003 to November 2009, Ms. Nikles was a member of the asset allocation portfolio management team at Barclays Global Fund Advisors ("BGFA") and Barclays Global Investors, N.A. ("BGI"). Ms. Nikles has been a one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since June 2005.

Ms. Gambon has been employed as a member of the asset allocation portfolio management team at BFA and BTC since December 2009. From April 2007 to November 2009, Ms. Gambon was a member of the asset allocation portfolio management at BGFA and BGI. From October 2004 to April 2007, Ms. Gamobon was Head of Defined Contribution Portfolio Management at BGI. Ms. Gambon has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since May 2007.

Mr. Mason has been employed by BFA and BTC since December 2009. Mr. Mason is responsible for multi-asset class solutions for institutional clients. From 1991 to 2009, Mr. Mason served a variety of roles at BGFA and BGI, including eight years devoted to the development of transition management products. Mr. Mason has been one of the Portfolio Managers primarily responsible for the day-to-day management of the LifePath Master Portfolios since September 2009.

The LifePath Portfolios' SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares in the LifePath Portfolios.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------
BTC provides the following services, among others, as the LifePath Portfolios' administrator:

      o     Supervises the LifePath Portfolios' administrative operations;

      o Provides or causes to be provided management reporting and treasury administration services;

      o     Financial reporting;

      o     Legal, blue sky and tax services;

      o     Preparation of proxy statements and shareholder reports; and

      o Engaging and supervising the Shareholder Servicing Agents on behalf of the LifePath Portfolios.

BTC is entitled to receive fees for these services at the annual rate of 0.50% of the average daily net assets of the Class I Shares of each LifePath Portfolio. In addition to performing these services, BTC has agreed to bear all costs of operating the LifePath Portfolios, other than brokerage expenses, advisory fees, distribution fees, certain fees and expenses related to the Trust's Independent Trustees, that are not "interested persons" of the LifePath Portfolios or the Trust as defined in the Investment Company Act of 1940, as amended, (the "1940 Act") and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses.

The LifePath Portfolios have adopted a plan (the "Plan") that allows each LifePath Portfolio to pay shareholder servicing fees for certain services provided to its shareholders.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate brokers, dealers, financial institutions and industry professionals (such as BlackRock, The PNC Financial Services Group, Inc. ("PNC"), Merrill Lynch & Co, Inc. ("Merrill Lynch"), Bank of America Corporation ("BAC"), Barclays Capital Corp. and their respective affiliates) (each a "Financial Intermediary") for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a LifePath Portfolio's shares. Because the fees paid by the LifePath Portfolios under the Plan are paid out of LifePath Portfolio assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition to, rather than in lieu of, shareholder servicing fees that a LifePath Portfolio may pay to a Financial Intermediary pursuant to a Plan and fees a LifePath Portfolio pays to State Street, BlackRock, on behalf of a LifePath Portfolio, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the LifePath Portfolio will pay a Financial Intermediary for administrative, networking, recordkeeping, subtransfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of LifePath Portfolio shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

From time to time, BlackRock or its affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits. BlackRock and its affiliates may compensate affiliated and unaffiliated financial intermediaries for these other services to the LifePath Portfolios and shareholders. These payments would be in addition to the LifePath Portfolio payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock and its affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a LifePath Portfolio to you. Please contact your Financial Intermediary for details about payments it may receive from a LifePath Portfolio or from BlackRock or its affiliates. For more information, see the SAI.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
WHO IS ELIGIBLE TO INVEST

To be eligible to purchase LifePath Portfolio Class I Shares, you must:

o Invest through an employer-sponsored or individual retirement savings plan;

o Invest the proceeds rolled over from such retirement savings plan into an IRA;

o Maintain an account with State Street or with one of the LifePath Portfolios' Shareholder Servicing Agents; or

o Initially invest a minimum of $1 million directly through State Street (in certain situations this minimum initial investment may be reduced or waived; please contact your Shareholder Servicing Agent or State Street for more information).

The LifePath Portfolios offer other classes of shares (Class R Shares, Class A Shares, Class C Shares and Class K Shares) with different features and expense levels, which you may be eligible to buy. Please see the LifePath Portfolios' Class R Shares, Class A Shares, Class C Shares and Class K Shares prospectuses for more information.

In order to invest, a completed account application form must be submitted to, and processed by, your Shareholder Servicing Agent or State Street and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for Class I Shares that differ from those of the LifePath Portfolios, such as different investment minimums or earlier trading deadlines. Please contact your Shareholder Servicing Agent directly for more information and details.

HOW TO BUY SHARES

o PLAN PARTICIPANT. Invest through payroll deductions or make a direct contribution by rolling over an amount from another 401(k) plan or from a rollover IRA (make arrangements through your employer). If you are investing through a Shareholder Servicing Agent, your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline than the LifePath Portfolios, as described below.

o TAX-DEFERRED INVESTOR. Invest through a Shareholder Servicing Agent as provided in your benefit plan documents. Your Shareholder Servicing Agent, plan sponsor or administrator is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline for purchase and redemption orders than the LifePath Portfolios, as described below.

o QUALIFIED BUYER. Invest through an account set up with State Street or your Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline than the LifePath Portfolios, as described below.

o DIRECT BUYER. See the "Special Instructions for Direct Buyers" section of this Prospectus.

You may purchase LifePath Portfolio shares without paying a sales charge. Your purchase order must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) (or if regular trading on the NYSE closes early, at such closing time) on any Business Day to purchase shares at that day's NAV. Orders received after the close of regular trading on the NYSE will be executed on the next Business Day. The LifePath Portfolios are generally open Monday through Friday and are generally closed on weekends and any day on which the NYSE is closed.

Each LifePath Portfolio reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Purchases generally must be made in U.S. dollars. You may be charged for any costs incurred in connection with a purchase order that has been placed but for which the LifePath Portfolio has not received full payment.

HOW TO SELL SHARES

o PLAN PARTICIPANT AND TAX-DEFERRED INVESTOR. Contact your plan sponsor, administrator or Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to State Street.

o QUALIFIED BUYER. Contact your Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to State Street.

o DIRECT BUYER. See the "Special Instructions for Direct Buyers" section of this Prospectus.

You may sell LifePath Portfolio shares without paying a sales charge. Your order to sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) (or if regular trading on the NYSE closes early, at such closing time) on any Business Day to sell shares at that day's NAV. Orders received after the close of regular trading on the NYSE will be executed on the next Business Day.

The LifePath Portfolios generally remit the proceeds from a sale the next Business Day after receiving a properly executed order to sell and no longer than seven days after the sale. Each LifePath Portfolio reserves the right to suspend your right of redemption and to delay delivery of your redemption proceeds up to seven days, as permitted under applicable law. Each LifePath Portfolio further reserves the right to automatically redeem your shares and close your account for any reason, subject to applicable law, and send you the proceeds, which would reflect the NAV on the day the LifePath Portfolio automatically redeems your shares. For example, the LifePath Portfolio may automatically redeem your shares to reimburse the LifePath Portfolio for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the LifePath Portfolio's shares as provided from time to time in this Prospectus.

In addition, each LifePath Portfolio reserves the right to send your redemption proceeds in the form of securities from its Master Portfolio.

Upon redemption, the identity of the holder of the account to which the proceeds are being sent may need to be verified.

SPECIAL INSTRUCTIONS FOR DIRECT BUYERS

A direct buyer who has established an account with a LifePath Portfolio can add to or redeem from that account by phone or through the mail.

o To add or redeem shares by phone, call 1-888-204-3956 between 8:30 a.m. and 5:00 p.m. Eastern time on any Business Day. State Street will employ procedures designed to confirm that your order is valid. These may include asking for identifying information and recording the phone call. Neither State Street nor the LifePath Portfolios may be held liable for acting on telephone instructions that State Street reasonably believes to be valid. For redemptions, State Street will wire proceeds directly to your designated bank account./1/

o To invest by mail, make your check payable to the LifePath Portfolio of your choice and mail it to State Street Bank and Trust Company, P.O. Box 642, Boston, MA 02117-0642. Please include the LifePath Portfolio's Share Class number and your account number on your check. You will find the numbers on your monthly statements.

For purchases, you should instruct your bank to wire funds as follows:

     State Street Bank and Trust Company
     ABA # 011000028
     Attn: Transfer Agent
     Account # DDA 00330860
     For Further Credit to: BlackRock Funds III
     Shareholder Account Name:
     Shareholder Account Number:
     LifePath Portfolio Share Class Numbers:

     1002 (LifePath Retirement Portfolio - Class I)
     1022 (LifePath 2020 Portfolio - Class I)
     1032 (LifePath 2030 Portfolio - Class I)
     1042 (LifePath 2040 Portfolio - Class I)
     1051 (LifePath 2050 Portfolio - Class I)

o To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include your LifePath Portfolio's Share Class number and your account and taxpayer identification numbers. All account signatories must sign the order.

o A direct buyer can ask State Street to wire proceeds directly to its designated bank account./2/

o When a direct buyer purchases LifePath Portfolio shares and then quickly sells (E.G., sells before clearance of the purchase check), the LifePath Portfolio may delay the payment of proceeds up to ten days to ensure that purchase checks have cleared.

-------
(1) The following procedures are intended to help prevent fraud. If you wish to make a change to your list of authorized traders, you must provide a written request signed by an authorized signer on your account. If you wish to change your bank wire instructions or list of authorized signers, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

(2) To help prevent fraud, if you direct the sale proceeds to someone other than your account's owner of record, to an address other than your account's address of record or to a bank not designated previously, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

CALCULATING THE LIFEPATH PORTFOLIOS' SHARE PRICE

Each LifePath Portfolio's share price (also known as a LifePath Portfolio's
NAV) is calculated by dividing the value of the net assets of the LifePath Portfolio (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the LifePath Portfolio, generally rounded to the nearest cent.

Each LifePath Portfolio's NAV is calculated at the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern Time) on any Business Day. If regular trading on the NYSE closes early, the time for calculating each LifePath Portfolio's NAV and the deadline for share transactions will be accelerated to the earlier closing time. The NAV of each LifePath Portfolio is calculated based on the net asset value of the Master Portfolio in which the LifePath Portfolio invests. The LifePath Portfolios' SAI includes a description of the methods for valuing the Master Portfolios' investments, including a description of the circumstances in which the Master Portfolios' investments would be valued using fair value pricing and the effects of using fair value pricing.

LIFEPATH PORTFOLIO DISTRIBUTIONS

The LifePath Portfolios distribute their net investment income to shareholders quarterly. The LifePath Portfolios distribute their net realized capital gains, if any, to shareholders at least annually. Distributions payable to you will be automatically reinvested in additional Class I Shares of your LifePath Portfolio, unless you have elected to receive distribution payments in cash.

FREQUENT TRADING IN LIFEPATH PORTFOLIO SHARES

Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on a fund and its shareholders. Depending on various factors, such as the size of the fund's investment portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of the fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a fund's investment portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's net asset value ("market timing").

Each LifePath Portfolio invests only in interests of its Master Portfolio, and the Boards of Trustees of the Master Portfolios and the LifePath Portfolios have each considered the issues of frequent trading and market timing. The Master Portfolios' Board of Trustees has adopted a policy of not monitoring for possible market timing activity because the Master Portfolios' holdings are valued as of the same time that the net asset value of the Master Portfolios is calculated (generally 4:00 p.m. Eastern time), which eliminates the potential arbitrage opportunity presented by a lag between a change in the value of the Master Portfolios' holdings and the reflection of that change in the Master Portfolios' respective net asset values. The Master Portfolios' Board of Trustees has not adopted a policy of monitoring for other forms of frequent trading because daily flows into and out of the Master Portfolios are aggregated, and the process of aggregation is expected to reduce the potential for frequent trading to disrupt the implementation of the Master Portfolios' investment strategies.

The Trust's Board of Trustees has not adopted a policy of monitoring for market timing or other frequent trading activity in the LifePath Portfolios in light of the nature of the LifePath Portfolios' investment in Master Portfolios, the policies of the Master Portfolios, as described in the preceding paragraphs, and the historical nature of flows into and out of the LifePath Portfolios.

BTC's ability to monitor trades that are placed by participants in plans that are shareholders in the LifePath Portfolios or other shareholders in the LifePath Portfolios that trade through omnibus accounts maintained by intermediaries will be severely limited to the extent BTC does not receive transaction information showing individual investment decisions. Upon request by the LifePath Portfolios, intermediaries are required to provide certain transaction information that may enable the LifePath Portfolios to identify trading activity that is potentially harmful to the LifePath Portfolios. The LifePath Portfolios may, but do not have the obligation to, respond to any potentially harmful trading activity that is identified. In the event any potentially harmful trading activity is identified, responses may include the imposition of trading restrictions, the rejection of purchases, or such other steps the LifePath Portfolios determine are appropriate. Intermediaries' ability to impose restrictions on the trading practices of their clients may, however, be affected by legal or technological limitations.

The LifePath Portfolios may from time to time implement various methods that the LifePath Portfolios believe are appropriate to deter market timing, frequent trading or other activity that may be detrimental to the LifePath Portfolios or long-term investors in the LifePath Portfolios. There is no assurance that any such methods will prevent such detrimental trading activity.

TAXES
--------------------------------------------------------------------------------
The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this Prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the LifePath Portfolios and their U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the SAI for additional U.S. federal income tax information.

Distributions from your LifePath Portfolio's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath Portfolio shares. The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of the LifePath Portfolio's distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

Distributions from the LifePath Portfolios generally are taxable as follows:

DISTRIBUTION TYPE               TAX STATUS
------------------------------- --------------------------------
Qualified dividend income...... Qualified dividend income(1)(2)
Other income................... Ordinary income(2)
Short-term capital gain........ Ordinary income
Long-term capital gain......... Long-term capital gain(3)

-------
(1) If you are an individual, your distributions attributable to the LifePath Portfolio's qualified dividend income generally are taxable to you at a maximum 15% U.S. federal income tax rate, as long as you meet certain holding period and other requirements. Qualified dividend income is, in general, dividend income received from taxable U.S. and certain foreign corporations. Absent further legislation, the reduced rates of tax for qualified dividend income will expire after December 31, 2010.

(2) A portion of distributions paid to corporate shareholders of the LifePath Portfolios may qualify for the dividends-received deduction available to corporations.

(3) An individual's net long-term capital gain currently is subject to a reduced maximum 15% U.S. federal income tax rate. Absent further legislation, this reduced 15% maximum tax rate on long-term capital gain is scheduled to expire after December 31, 2010.

In addition, if you sell your LifePath Portfolio shares you generally will have a taxable capital gain or loss in an amount equal to the difference between the net amount of sale proceeds that you receive and your tax basis for the shares that you sell. In certain circumstances, a loss on the sale may be disallowed:

TRANSACTION                                        TAX STATUS
-------------------------------------------------- --------------------------------
You sell shares owned for more than one year...... Long-term capital gain or loss
You sell shares owned for one year or less........ Short-term capital gain or loss

If you buy a LifePath Portfolio's shares shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the form of a taxable distribution. Similarly, if you buy shares of a LifePath Portfolio that holds appreciated securities, you will, in effect, receive part of your purchase back in a taxable distribution if and when the LifePath Portfolio sells the appreciated securities and distributes the realized gain on the sale. The LifePath Portfolios have built up, or have the potential to build up, high levels of unrealized appreciation in their investments.

After the end of each year, the LifePath Portfolios will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.

In certain circumstances, you may be subject to back-up withholding taxes on distributions to you from the LifePath Portfolios if you fail to provide the LifePath Portfolios with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the U.S. Internal Revenue Service that you are subject to back-up withholding.

TAX CONSIDERATIONS FOR TAX-EXEMPT OR FOREIGN INVESTORS OR THOSE HOLDING LIFEPATH PORTFOLIO SHARES THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA, WILL BE DIFFERENT. FOR EXAMPLE, SHAREHOLDERS THAT ARE EXEMPT FROM U.S. FEDERAL INCOME TAX, SUCH AS RETIREMENT PLANS THAT ARE QUALIFIED UNDER SECTION 401 OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, GENERALLY ARE NOT SUBJECT TO U.S. FEDERAL INCOME TAX ON LIFEPATH PORTFOLIO DIVIDENDS OR DISTRIBUTIONS OR ON SALES OF LIFEPATH PORTFOLIO SHARES.

BECAUSE EACH INVESTOR'S TAX CIRCUMSTANCES ARE UNIQUE AND BECAUSE TAX LAWS ARE SUBJECT TO CHANGE, YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT YOUR INVESTMENT.

MASTER/FEEDER MUTUAL FUND STRUCTURE
--------------------------------------------------------------------------------
The LifePath Portfolios do not have their own investment adviser. Instead, each LifePath Portfolio invests all of its assets in a separate mutual fund, called a Master Portfolio, that has an investment objective, strategies and policies substantially identical to the LifePath Portfolio. BFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the LifePath Portfolios.

FEEDER FUND EXPENSES

Feeder funds, including the LifePath Portfolios, bear their respective Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

FEEDER FUND RIGHTS

Under the master/feeder structure, the Trust's Board of Trustees retains the right to withdraw a LifePath Portfolio's assets from its Master Portfolio if it believes doing so is in the best interests of the LifePath Portfolio's shareholders. If the Board of Trustees decides to withdraw a LifePath Portfolio's assets, it would then consider whether the LifePath Portfolio should hire its own investment adviser, invest in another master portfolio or take other action.

FUND OF FUNDS

The Master Portfolios do not invest directly in a portfolio of securities. Instead, they invest in the Underlying Money Market Fund and other Underlying Funds that are also advised by BFA. Each Master Portfolio charges for its own direct expenses, in addition to bearing a PRO RATA share of the expenses charged by the Underlying Funds in which it invests.

CONFLICTS OF INTEREST
--------------------------------------------------------------------------------
BFA wants you to know that there are certain entities with which BFA has relationships that may give rise to conflicts of interest, or the appearance of conflicts of interest. These entities include the following: BFA's affiliates (including BlackRock and PNC and each of their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the "Affiliates")) and BlackRock's significant shareholders, Merrill Lynch and its affiliates, including BAC (each, a "BAC Entity"), and Barclays Bank PLC and its affiliates, including Barclays PLC (each, a "Barclays Entity") (for convenience the Affiliates, BAC Entities and Barclays Entities are collectively referred to in this section as the "Entities" and each separately is referred to as an "Entity").

The activities of Entities in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the LifePath Portfolios and their shareholders. The Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the LifePath Portfolios. The Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the LifePath Portfolios. One or more of the Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the LifePath Portfolios directly and indirectly invest. Thus, it is likely that the LifePath Portfolios will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Entity performs or seeks to perform investment banking or other services.

One or more Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the LifePath Portfolios and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the LifePath Portfolios, including in securities issued by other open-end and closed-end investment management companies, including investment companies that are affiliated with the LifePath Portfolios and BFA to the extent permitted under the 1940 Act. The trading activities of these Entities are carried out without reference to positions held directly or indirectly by the LifePath Portfolios and may result in an Entity having positions that are adverse to those of the LifePath Portfolios.

No Entity is under any obligation to share any investment opportunity, idea or strategy with the LifePath Portfolios. As a result, an Entity may compete with the LifePath Portfolios for appropriate investment opportunities. As a result of this and several other factors, the results of the LifePath Portfolios' investment activities may differ from those of an Entity and of other accounts managed by an Entity, and it is possible that the LifePath Portfolios could sustain losses during periods in which one or more Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

The LifePath Portfolios may, from time to time, enter into transactions in which an Entity or an Entity's other clients have an adverse interest. Furthermore, transactions undertaken by Entity-advised clients may adversely impact the LifePath Portfolios. Transactions by one or more Entity-advised clients or BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the LifePath Portfolios.

An Entity may maintain securities indexes as part of their product offerings. Index based funds seek to track the performance of securities indexes and may use the name of the index in the fund name. Index providers, including Entities, may be paid licensing fees for use of their indexes or index names. Entities will not be obligated to license their indexes to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with the Entities will be as favorable as those terms offered to other index licensees.

The LifePath Portfolios' activities may be limited because of regulatory restrictions applicable to one or more Entities, and/or their internal policies designed to comply with such restrictions. In addition, the LifePath Portfolios may invest in securities of companies with which an Entity has or is trying to develop investment banking relationships or in which an Entity has significant debt or equity investments. The LifePath Portfolios also may invest in securities of companies for which an Entity provides or may some day provide research coverage. An Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the LifePath Portfolios or who engage in transactions with or for the LifePath Portfolios, and may receive compensation for such services. The LifePath Portfolios may also make brokerage and other payments to Entities in connection with the LifePath Portfolios' portfolio investment transactions.

Under a securities lending program approved by the Trust's Board of Trustees, the LifePath Portfolios have retained an Affiliate of BFA to serve as the securities lending agent for the LifePath Portfolios to the extent that the LifePath Portfolios participate in the securities lending program. For these services, the lending agent may receive a fee from the LifePath Portfolios, including a fee based on the returns earned on the LifePath Portfolios' investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the LifePath Portfolios may lend its portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the LifePath Portfolios and their shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest.

ANTI-MONEY LAUNDERING REQUIREMENTS

The LifePath Portfolios are subject to the USA PATRIOT Act (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a LifePath Portfolio may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The LifePath Portfolios reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow the LifePath Portfolios to verify their identity. The LifePath Portfolios also reserve the right to redeem any amounts in a LifePath Portfolio from persons whose identity it is unable to verify on a timely basis. It is the LifePath Portfolios' policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Financial Highlights
--------------------------------------------------------------------------------
The financial highlights tables in this section are intended to help investors understand the financial performance of the Class I Shares of the LifePath Portfolio for the past five years or, if shorter, the period of each LifePath Portfolio's operations. Certain information reflects financial results for a single Class I Share of the LifePath Portfolio. The total returns in the tables represent the rate of return that an investor would have earned (or lost) on an investment in Class I Shares of the LifePath Portfolio, assuming reinvestment of all distributions. The information has been audited by __________, whose report, along with each LifePath Portfolio's financial statements, is included in each LifePath Portfolio's annual report. You may obtain copies of the annual report, at no cost, by calling 1-800-882-0052 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time.

LIFEPATH RETIREMENT PORTFOLIO - CLASS I SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

[To Be Updated By Amendment]

LIFEPATH 2020 PORTFOLIO - CLASS I SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

[To Be Updated By Amendment]

LIFEPATH 2030 PORTFOLIO - CLASS I SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

[To Be Updated By Amendment]

LIFEPATH 2040 PORTFOLIO - CLASS I SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

[To Be Updated By Amendment]

LIFEPATH 2050 PORTFOLIO - CLASS I SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[To Be Updated By Amendment]

DISCLAIMERS
--------------------------------------------------------------------------------
The iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P Small Cap 600 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and the iShares S&P North America Natural Resources Sector Index Fund (the "iShares S&P Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's or its affiliates. Standard & Poor's and its affiliates make no representation or warranty, express or implied, to the owners of shares of the iShares S&P Funds or any member of the public regarding the advisability of investing in securities generally or in iShares S&P Funds particularly or the ability of the Standard & Poor's Indexes to track general stock market performance. Standard & Poor's and its affiliates' only relationship to the iShares Trust (as used in these Disclaimers, the "Trust"), BTC and BFA is the licensing of certain trademarks and trade names of Standard & Poor's and its affiliates and of the Standard & Poor's Indexes, which are determined, composed and calculated by Standard & Poor's and its affiliates without regard to the Trust, BTC, BFA or the iShares S&P Funds. Standard & Poor's and its affiliates have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares S&P Funds into consideration in determining, composing or calculating the Standard & Poor's Indexes. Standard & Poor's and its affiliates are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares S&P Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares S&P Funds are to be converted into cash. Standard & Poor's and its affiliates have no obligation or liability in connection with the administration, marketing or trading of the iShares S&P Funds. Standard &
Poor's and its affiliates do not guarantee the accuracy or the completeness of the Standard & Poor's Indexes or any data included therein and Standard &
Poor's and its affiliates shall have no liability for any errors, omissions, or interruptions therein. Standard & Poor's and its affiliates make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares S&P Funds or any other person or entity from the use of the Standard & Poor's Indexes or any data included therein. Standard & Poor's and its affiliates make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Standard & Poor's Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Standard & Poor's and its affiliates have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Standard & Poor's Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares Russell Midcap Index Fund and the iShares Russell 2000 Index Fund (the "iShares Russell Funds") are not sponsored, endorsed, sold or promoted by Russell Investment Group. Russell Investment Group makes no representation or warranty, express or implied, to the owners of shares of the iShares Russell Funds or any member of the public regarding the advisability of investing in securities generally or in the iShares Russell Funds particularly or the ability of the Russell Indexes to track general stock market performance. Russell Investment Group's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Russell Investment Group's and of the Russell Indexes, which are determined, composed, and calculated by Russell Investment Group without regard to the Trust, BTC, BFA or the iShares Russell Funds. Russell Investment Group has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Russell Funds into consideration in determining, composing or calculating the Russell Indexes. Russell Investment Group is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Russell Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Russell Funds are to be converted into cash. Russell Investment Group has no obligation or liability in connection with the administration, marketing or trading of the iShares Russell Funds. Russell Investment Group does not guarantee the accuracy or the completeness of the Russell Indexes or any data included therein and Russell Investment Group shall have no liability for any errors, omissions, or interruptions therein. Russell Investment Group makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Russell Funds or any other person or entity from the use of the Russell Indexes or any data included therein. Russell Investment Group makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Russell Investment Group have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Russell Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers. Cohen & Steers makes no representation or warranty, express or implied, to the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares Cohen & Steers Realty Majors Index Fund particularly or the ability of the Cohen & Steers Realty Majors Index to track general stock market performance. Cohen & Steers' only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Cohen & Steers and of the Cohen & Steers Realty Majors Index, which is determined, composed and calculated by Cohen & Steers without regard to the Trust, BTC, BFA or the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund into consideration in determining, composing or calculating the Cohen & Steers Realty Majors Index. Cohen & Steers is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Cohen & Steers Realty Majors Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Cohen & Steers Realty Majors Index Fund are to be converted into cash. Cohen & Steers has no obligation or liability in connection with the administration, marketing or trading of the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers does not guarantee the accuracy or the completeness of the Cohen & Steers Realty Majors Index or any data included therein and Cohen & Steers shall have no liability for any errors, omissions, or interruptions therein. Cohen & Steers makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any other person or entity from the use of the Cohen & Steers Realty Majors Index or any data included therein. Cohen & Steers makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Cohen & Steers Realty Majors Index or any data included therein. Without limiting any of the foregoing, in no event shall Cohen & Steers have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Cohen & Steers Realty Majors Index or any data included therein, even if notified of the possibility of such damages.

The iShares JPMorgan USD Emerging Markets Bond Fund is not sponsored, endorsed, sold or promoted by JPMorgan. JPMorgan makes no representation or warranty, express or implied, to the owners of shares of the iShares JPMorgan USD Emerging Markets Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares JPMorgan USD Emerging Markets Bond Fund particularly or the ability of the JPMorgan EMBI Global Core Index to track general bond market performance. JPMorgan's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of JPMorgan and of the JPMorgan EMBI Global Core Index which is determined, composed and calculated by JPMorgan without regard to the Trust, BTC, BFA or the iShares JPMorgan USD Emerging Markets Bond Fund. JPMorgan has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares JPMorgan USD Emerging Markets Bond Fund into consideration in determining, composing or calculating the JPMorgan EMBI Global Core Index. JPMorgan is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares JPMorgan USD Emerging Markets Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares JPMorgan USD Emerging Markets Bond Fund are to be converted into cash. JPMorgan has no obligation or liability in connection with the administration, marketing or trading of the iShares JPMorgan USD Emerging Markets Bond Fund. JPMorgan does not guarantee the accuracy or the completeness of the JPMorgan EMBI Global Core Index or any data included therein and JPMorgan shall have no liability for any errors, omissions, or interruptions therein. JPMorgan makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the JPMorgan USD Emerging Markets Bond Fund or any other person or entity from the use of the JPMorgan EMBI Global Core Index or any data included therein. JPMorgan makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the JPMorgan EMBI Global Core Index or any data included therein. Without limiting any of the foregoing, in no event shall JPMorgan have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the JPMorgan EMBI Global Core Index or any data included therein, even if notified of the possibility of such damages.

The iShares iBoxx $ High Yield Corporate Bond Fund is not sponsored, endorsed, sold or promoted by IIC. IIC makes no representation or warranty, express or implied, to the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares iBoxx $ High Yield Corporate Bond Fund particularly or the ability of the iBoxx $ Liquid High Yield Index to track the general stock market performance. IIC's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of IIC and of the iBoxx $ Liquid High Yield Index which is determined, composed and calculated by IIC without regard to the Trust, BTC, BFA or the iShares iBoxx $ High Yield Corporate Bond Fund. IIC has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund into consideration in determining, composing or calculating the iBoxx $ Liquid High Yield Index. IIC is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares iBoxx
$ High Yield Corporate Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares iBoxx $ High Yield Corporate Bond Fund are to be converted into cash. IIC has no obligation or liability in connection with the administration, marketing or trading of the iShares iBoxx $ High Yield Corporate Bond Fund. IIC does not guarantee the accuracy or the completeness of the iBoxx $ Liquid High Yield Index or any data included therein and IIC shall have no liability for any errors, omissions, or interruptions therein. IIC makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any other person or entity from the use of the iBoxx $ Liquid High Yield Index or any data included therein. IIC makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the iBoxx $ Liquid High Yield Index or any data included therein. Without limiting any of the foregoing, in no event shall IIC have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the iBoxx $ Liquid High Yield Index or any data included therein, even if notified of the possibility of such damages.

The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund is not sponsored, endorsed, sold or promoted by FTSE Licensor Parties. None of the FTSE Licensor Parties makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index and/or the figure at which the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index stands at any particular time on any particular day or otherwise. The FTSE Licensor Parties' only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of the FTSE Licensor Parties and of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index, which is determined, composed and calculated by the FTSE Licensor Parties without regard to the Trust, BTC, BFA or the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund into consideration in determining, composing or calculating the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index. The FTSE Licensor Parties are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund are to be converted into cash. The FTSE Licensor Parties have no obligation or liability in connection with the administration, marketing or trading of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties do not guarantee the accuracy or the completeness of the FTSE EPRA/

NAREIT Developed Real Estate ex-U.S. Index or any data included therein and the FTSE Licensor Parties shall have no liability for any errors, omissions, or interruptions therein. The FTSE Licensor Parties make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund or any other person or entity from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein. The FTSE Licensor Parties make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein. Without limiting any of the foregoing, in no event shall the FTSE Licensor Parties have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein, even if notified of the possibility of such damages.

The iShares MSCI Canada Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund (the "iShares MSCI Index Funds") are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of the iShares MSCI Index Funds or any member of the public regarding the advisability of investing in funds generally or in the iShares MSCI Index Funds particularly or the ability of the MSCI Indexes to track general stock market performance. MSCI is the licensor of certain trademarks, servicemarks and trade names of MSCI and of the MSCI Indexes, which are determined, composed and calculated by MSCI without regard to the Trust, iShares, Inc., BTC, BFA or the iShares MSCI Index Funds. MSCI has no obligation to take the needs of BTC, BFA or the owners of the iShares MSCI Index Funds into consideration in determining, composing or calculating the MSCI Indexes. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the iShares MSCI Index Funds to be issued or in the determination or calculation of the equation by which the iShares MSCI Index Funds are redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of the iShares MSCI Index Funds in connection with the administration, marketing or trading of the iShares MSCI Index Funds. Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI Indexes from sources which MSCI considers reliable, neither MSCI nor any other party guarantees the accuracy and/or the completeness of the MSCI Indexes or any data included therein. Neither MSCI nor any other party makes any warranty, express or implied, as to results to be obtained by a licensee, licensee's customers and counterparties, the owners of the iShares MSCI Index Funds or any other person or entity from the use of the MSCI Indexes or any data included hereunder or for any other use. Neither MSCI nor any other party makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the MSCI Indexes or any data included therein. Without limiting any of the foregoing, in no event shall MSCI or any other party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund (collectively, the "Barclays Capital Funds") are not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of shares of the Barclays Capital Funds or any member of the public regarding the advisability of investing in securities generally or in the Barclays Capital Funds particularly or the ability of the Barclays Capital Funds' underlying indexes (the "Underlying Indexes") to track general bond market performance. Barclays Capital's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of

Barclays Capital and of the Underlying Indexes, which are determined, composed and calculated by Barclays Capital without regard to the Trust, BTC, BFA or the Barclays Capital Funds. Barclays Capital has no obligation to take the needs of BTC, BFA or the owners of shares of the Barclays Capital Funds into consideration in determining, composing or calculating the Underlying Indexes. Barclays Capital is not responsible for and has not participated in the determination of the prices and amount of shares of the Barclays Capital Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Barclays Capital Funds are to be converted into cash. Barclays Capital has no obligation or liability in connection with the administration, marketing or trading of the Barclays Capital Funds. Barclays Capital does not guarantee the accuracy or the completeness of the Underlying Indexes or any data included therein and Barclays Capital shall have no liability for any errors, omissions or interruptions therein. Barclays Capital makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the Barclays Capital Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. Barclays Capital makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Barclays Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Underlying Indexes or any data included therein, even if notified of the possibility of such damages.

BFA does not guarantee the accuracy or the completeness of any underlying index or any data included therein and BFA shall have no liability for any errors, omissions, or interruptions therein.

BFA makes no warranty, express or implied, to the owners of shares of the iShares funds or to any other person or entity as to results to be obtained by the series of the Trust from the use of any underlying index or any data included therein. BFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any underlying index or any data included therein. Without limiting any of the foregoing, in no event shall BFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the LifePath Portfolios is available at no charge upon request. This information includes:

ANNUAL/SEMI-ANNUAL REPORTS
These reports contain additional information about each of the LifePath Portfolio's investments. The annual report describes the LifePath Portfolio's performance, lists portfolio holdings, and discusses recent market conditions, economic trends and LifePath Portfolio investment strategies that significantly affected the LifePath Portfolio's performance for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information, dated _____, 2010, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each LifePath Portfolios, may be obtained free of charge, along with each LifePath Portfolios' annual and semi-annual reports, by calling (800) 882-0052. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

QUESTIONS
If you have any questions about the LifePath Portfolios, please:

Call:       1-800-882-0052 (toll free)
            Monday through Friday
            8:30 a.m. to 6:30 p.m. (Eastern time)

WORLD WIDE WEB
The LifePath Portfolios do not have a fund website, but the LifePath Portfolios' annual and semi-annual shareholder reports, Prospectuses and SAI are available free of charge online at the SEC's website WWW.SEC.GOV.

WRITTEN CORRESPONDENCE

Write:       BlackRock Funds III
             c/o SEI Investments Distribution Co.
             One Freedom Valley Drive, Oaks, PA 19456

PORTFOLIO CHARACTERISTICS AND HOLDINGS
A description of the LifePath Portfolios' policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

SECURITIES AND EXCHANGE COMMISSION
You may also view and copy public information about a LifePath Portfolio, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address:publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM INFORMATION CONTAINED IN THIS PROSPECTUS.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE # 811-07332

[GRAPHIC APPEARS HERE]

___-_____-____

EQUITIES  FIXED INCOME  REAL ESTATE
 LIQUIDITY  ALTERNATIVES BLACKROCK SOLUTIONS

[GRAPHIC APPEARS HERE]

BLACKROCK FUNDS III
     LIFEPATH(Reg. TM) PORTFOLIOS

CLASS K SHARES PROSPECTUS | ______________, 2010

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

PORTFOLIO                                                     TICKER SYMBOL
---------------------------------------------------------     --------------
LifePath(Reg. TM) Retirement Portfolio - Class K Shares                LPSAX
LifePath 2020 Portfolio(Reg. TM) - Class K Shares                      LPSCX
LifePath 2030 Portfolio(Reg. TM) - Class K Shares                      LPSDX
LifePath 2040 Portfolio(Reg. TM) - Class K Shares                      LPSFX
LifePath(Reg. TM) 2050 Portfolio - Class K Shares                      LPSGX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                               Table of Contents
--------------------------------------------------------------------------------

                                                             LIFEPATH PORTFOLIO

  KEY FACTS AND DETAILS ABOUT THE LIFEPATH PORTFOLIOS, INCLUDING
OVERVIEW
  INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, RISK FACTORS, FEE AND
  EXPENSE INFORMATION, AND HISTORICAL PERFORMANCE INFORMATION
  LIFEPATH RETIREMENT PORTFOLIO.....................................  1
  LIFEPATH 2020 PORTFOLIO...........................................  7
  LIFEPATH 2030 PORTFOLIO........................................... 13
  LIFEPATH 2040 PORTFOLIO........................................... 19
  LIFEPATH 2050 PORTFOLIO........................................... 25

                                          DETAILS ABOUT THE LIFEPATH PORTFOLIOS

  INVESTMENT TIME HORIZONS.......................................... 31
  A FURTHER DISCUSSION OF PRINCIPAL INVESTMENT STRATEGIES........... 32
  A FURTHER DISCUSSION OF RISK FACTORS.............................. 39

                                          MANAGEMENT OF THE LIFEPATH PORTFOLIOS

  INVESTMENT ADVISER................................................ 44
  PORTFOLIO MANAGERS................................................ 44
  ADMINISTRATIVE SERVICES........................................... 45
  LIFEPATH PORTFOLIOS' RIGHTS....................................... 45
  SHAREHOLDER INFORMATION........................................... 45
  MASTER/FEEDER MUTUAL FUND STRUCTURE............................... 48
  CONFLICTS OF INTEREST............................................. 48

                                                           FINANCIAL HIGHLIGHTS

  FINANCIAL PERFORMANCE OF THE LIFEPATH PORTFOLIOS.................. 51
  DISCLAIMERS....................................................... 56

     FOR MORE INFORMATION   ADDITIONAL INFORMATION............BACK COVER

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

LifePath Retirement Portfolio
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH RETIREMENT PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The LifePath Retirement Portfolio of BlackRock Funds III (the "Trust") is managed for investors seeking income and moderate long-term growth of capital. The LifePath Retirement Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE LIFEPATH RETIREMENT PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of the LifePath Retirement Portfolio. The expenses are deducted from the LifePath Retirement Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class K Shares that would be in addition to the fees and expenses shown here.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                           0.35%
 Distribution (12b-1) Fees                                                                    None
 Other Expenses                                                                               ____%
  Administration Fees                                                                         ____%
  Independent Expenses(2)                                                                     ____%
 Acquired Fund Fees and Expenses (Underlying Funds)(3)                                        ____%
 Total Annual Class Operating Expenses(1)(2)(3)(4)                                            ____%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                             (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                       ____%
 Reimbursements(1)(2)(4)(5)

-------
(1) BlackRock Fund Advisors ("BFA") (formerly Barclays Global Fund Advisors), the investment adviser to the LifePath Retirement Master Portfolio (the "Master Portfolio"), has contractually agreed to waive its management fee at the Master Portfolio level in an amount equal to the advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(2) "Independent Expenses" consists of those fees and expenses of the Independent Trustees of the LifePath Retirement Portfolio and the Master Portfolio, counsel to the Independent Trustees of the LifePath Retirement Portfolio and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the LifePath Retirement Portfolio and the Master Portfolio that are allocable to the Class K Shares of the LifePath Retirement Portfolio. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly Barclays Global Investors, N.A.), and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class K Shares of the LifePath Retirement Portfolio and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(3) "Acquired Fund Fees and Expenses (Underlying Funds)" reflect the LifePath Retirement Portfolio's pro rata share of the fees and expenses incurred by investing in the Underlying Funds.

(4) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of the Class K Shares of the LifePath Retirement Portfolio and its corresponding Master Portfolio and also reflect a weighted average of the total operating expense ratios of the Underlying Funds in which the Master Portfolio invests.

(5) The LifePath Retirement Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Class K Shares of the LifePath Retirement Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the LifePath Retirement Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the LifePath Retirement Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS       5 YEARS       10 YEARS
          $  ___       $  ___        $  ___        $   ___

PORTFOLIO TURNOVER

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect the LifePath Retirement Portfolio's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was __% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE LIFEPATH RETIREMENT PORTFOLIO
--------------------------------------------------------------------------------
The LifePath Retirement Portfolio invests all of its assets in a corresponding Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. The LifePath Retirement Portfolio is one of a group of funds with different allocations.

The LifePath Retirement Portfolio is designed for investors seeking current income and moderate long-term growth of capital. As of March 31, 2010, the LifePath Retirement Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is based on a common stock or a group of common stocks. Because the LifePath Retirement Portfolio is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the LifePath Retirement Portfolio's risk profile.

SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE LIFEPATH RETIREMENT PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the LifePath Retirement Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Retirement Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Retirement Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Retirement Portfolio.

o ALLOCATION RISK - The LifePath Retirement Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Retirement Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

o BOND INVESTMENT RISK - The value of your investment is also subject to bond investment risks, including extension risk, which is the risk that borrowers may extend the prepayment of their mortgages or loans for longer periods than expected, thereby affecting the secruity's average life and, potentially, its yield and prepayment risk, which is the risk that borrowers may prepay their mortgages or loans faster than expected, thereby affecting the security's average life and, potentially, its yield.

o CONCENTRATION RISK - The LifePath Retirement Portfolio's strategy of concentrating in securities of companies, a particular market industry, group of industries, sector or asset class, country, regions or group of countries means that its performance will be closely tied to the performance of a particular market segment. The LifePath Retirement Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath Retirement Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

o DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Retirement Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

o DERIVATIVE SECURITIES RISK - The LifePath Retirement Portfolio's use of derivatives may reduce the LifePath Retirement Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Retirement Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

o EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o FOREIGN SECURITIES RISKS - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Retirement Portfolio will lose money. These risks include:

 o The LifePath Retirement Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

 o Changes in foreign currency exchange rates can affect the value of the LifePath Retirement Portfolio's portfolio.

 o The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

 o The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

 o Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

 o Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath Retirement Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

o REAL ESTATE-RELATED SECURITIES RISK - The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath Retirement Portfolio's real estate-related investments are concentrated in one geographic area or in one property type, the LifePath Retirement Portfolio will be particularly subject to the risks associated with that area or property type.

o SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Retirement Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Retirement Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Retirement Portfolio.

The LifePath Retirement Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The performance information for the periods from January 1, 1999 through May
30, 2008 (the date the Class K Shares commenced operations) shows the performance of the Class I Shares of the LifePath Retirement Portfolio adjusted to reflect the fees and expenses of the Class K Shares. Performance from May
30, 2008 through December 31, 2009 reflects the actual performance of Class K Shares.

The bar chart and table in this section provide some indication of the risks of investing in Class K Shares of the LifePath Retirement Portfolio by showing the changes in their performance from year to year. The bar chart shows the returns for Class K Shares of the LifePath Retirement Portfolio for each of the last ten calendar years. The average annual total return table compares the average annual total returns (before and after taxes) of Class K Shares of the LifePath Retirement Portfolio to those of a corresponding index for various periods of time. Effective March 15, 2004, the returns for the LifePath Retirement Portfolio reflect its Master Portfolio's investment in Underlying Funds. For all periods prior to March 15, 2004, the returns for the LifePath Retirement Portfolio reflect the direct investment by its Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. In addition, as of December 31, 2003, BFA made certain changes to its asset allocation strategies for the LifePath Retirement Portfolio, including a change to the frequency with which the LifePath Retirement Portfolio's respective holdings were rebalanced among asset classes from monthly to quarterly. How the LifePath Retirement Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

LIFEPATH RETIREMENT PORTFOLIO - CLASS K SHARES

                 ANNUAL TOTAL RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2000      5.08%
2001      3.95%
2002     -2.35%
2003     12.30%
2004      6.70%
2005      4.67%
2006      9.15%
2007      4.85%
2008    -15.04%
2009     ____

During the periods shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

AS OF 12/31/09
AVERAGE ANNUAL TOTAL RETURNS                                                              1 YEAR   5 YEARS   10 YEARS
 LifePath Retirement Portfolio - Class K Shares
  Return Before Taxes                                                                     ____%     ____%      ____%
  Return After Taxes on Distributions                                                     ____%     ____%      ____%
  Return After Taxes on Distributions and Sale of Fund Shares                             ____%     ____%      ____%
 LifePath Retirement Portfolio Custom Benchmark(1) (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%

 S&P 1500 Index (Reflects no deductions for fees, expenses or taxes.)                     ____%     ____%      ____%
 Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex US IMI Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex USA (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
 (Reflects no deductions for fees, expenses or taxes.)                                    ____%     ____%      ____%
 FTSE EPRA/NAREIT Global Real Estate Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 Cohen & Steers Realty Majors Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%

-------
(1) The LifePath Retirement Portfolio's custom benchmark is a hypothetical representation of the performance of the LifePath Retirement Portfolio's asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath Retirement Portfolio's custom benchmark are adjusted quarterly to reflect the LifePath Retirement Portfolio's changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the LifePath Retirement Portfolio's custom benchmark: S&P 500 Index(Reg. TM), S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index (the "Cohen & Steers Index") on July 1, 2008.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). The LifePath Retirement Portfolio's returns after taxes on distributions and sale of LifePath Retirement Portfolio shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of LifePath Retirement Portfolio shares. As a result, the LifePath Retirement Portfolio's returns after taxes on distributions and sale of LifePath Retirement Portfolio shares may exceed the LifePath Retirement Portfolio's returns before taxes and/or returns after taxes on distributions.

BFA and BTC have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the LifePath Retirement Portfolio. When they do so, the LifePath Retirement Portfolio's operating expenses are reduced so that the LifePath Retirement Portfolio's total return is increased. These waivers and reimbursements may be discontinued at any time, except as described above in "Fees and Expenses of the LifePath Retirement Portfolio." In the absence of such waivers and/or reimbursements, the LifePath Retirement Portfolio's total return would be lower.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment manager is BFA.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                      PORTFOLIO
                      MANAGER OF
                      THE MASTER
                      PORTFOLIO
NAME                    SINCE        TITLE
 Dagmar Nikles          2005         Director
 Leslie Gambon          2007         Director
 Alan Mason             2009         Managing Director

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
Class K Shares of the LifePath Retirement Portfolio are available only to (i) qualified recordkeepers with a distribution and/or fund servicing agreement (establishing an omnibus trading relationship) maintained with the LifePath Retirement Portfolio's distributor, (ii) defined benefit plans, defined contribution plans, endowments and foundations with greater than $100 million in a qualified tax-exempt plan, and (iii) employers with greater than $100 million in the aggregate between qualified and non-qualified plans that they sponsor (collectively, "Institutions"). You may purchase or redeem shares of the LifePath Retirement Portfolio each day the New York Stock Exchange ("NYSE" or "Exchange") is open ("a Business Day"). Class K Shares are normally purchased through a customer's account at an Institution through procedures established by such Institution. Purchase orders may also be placed by calling
(800) 882-0052 or by mail (c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456). The LifePath Retirement Portfolio's initial minimum investment for Class K Shares is $1. The minimum investment for additional purchases is $1.

TAX INFORMATION
--------------------------------------------------------------------------------
Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), generally are not subject to U.S. federal income tax on fund dividends or distributions or on sales of LifePath Retirement Portfolio shares. However, in the case of LifePath Retirement Portfolio shares held through a non-qualified deferred compensation plan, fund dividends and distributions received by the plan and sales of LifePath Retirement Portfolio shares by the plan generally will be taxable to the employer sponsoring such plan in accordance with U.S. federal income tax laws governing deferred compensation plans.

A plan participant whose retirement plan invests in LifePath Retirement Portfolio shares generally is not taxed on LifePath Retirement Portfolio dividends or distributions received by the plan or on sales of LifePath Retirement Portfolio shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan generally are taxable to plan participants as ordinary income. Special rules may also apply to such distributions. Plan participants should contact their own tax advisers for more information.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the LifePath Retirement Portfolio through a broker-dealer or other financial intermediary, the LifePath Retirement
Portfolio and SEI Investments Distribution Co., the LifePath Retirement Portfolio's distributor, or its affiliates may pay the intermediary for the sale of LifePath Retirement Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the LifePath Retirement Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2020 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2020 PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The LifePath 2020 Portfolio of BlackRock Funds III (the "Trust") is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE LIFEPATH 2020 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of the LifePath 2020 Portfolio. The expenses are deducted from the LifePath 2020 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class K Shares that would be in addition to the fees and expenses shown here.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                           0.35%
 Distribution (12b-1) Fees                                                                    None
 Other Expenses                                                                               ____%
  Administration Fees                                                                         ____%
  Independent Expenses(2)                                                                     ____%
 Acquired Fund Fees and Expenses (Underlying Funds)(3)                                        ____%
 Total Annual Class Operating Expenses(1)(2)(3)(4)                                            ____%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                             (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                       ____%
 Reimbursements(1)(2)(4)(5)

-------
(1) BFA, the investment adviser to the LifePath 2020 Master Portfolio (the "Master Portfolio"), has contractually agreed to waive its management fee at the Master Portfolio level in an amount equal to the advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(2) "Independent Expenses" consists of those fees and expenses of the Independent Trustees of the LifePath 2020 Portfolio and the Master Portfolio, counsel to the Independent Trustees of the LifePath 2020 Portfolio and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the LifePath 2020 Portfolio and the Master Portfolio that are allocable to the Class K Shares of the LifePath 2020 Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class K Shares of the LifePath 2020 Portfolio and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(3) "Acquired Fund Fees and Expenses (Underlying Funds)" reflect the LifePath 2020 Portfolio's pro rata share of the fees and expenses incurred by investing in the Underlying Funds.

(4) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of the Class K Shares of the LifePath 2020 Portfolio and its corresponding Master Portfolio and also reflect a weighted average of the total operating expense ratios of the Underlying Funds in which the Master Portfolio invests.

(5) The LifePath 2020 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Class K Shares of the LifePath 2020 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the LifePath 2020 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the LifePath 2020 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS       5 YEARS       10 YEARS
          $  ___       $  ___        $  ___        $   ___

PORTFOLIO TURNOVER

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect the LifePath 2020 Portfolio's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was __% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE LIFEPATH 2020 PORTFOLIO
--------------------------------------------------------------------------------
The LifePath 2020 Portfolio invests all of its assets in a corresponding Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and the Underlying Funds in proportions based on its own comprehensive investment strategy. The LifePath 2020 Portfolio is one of a group of funds with different allocations.

The LifePath 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. As of March 31, 2010, the LifePath 2020 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is based on a common stock or a group of common stocks. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE LIFEPATH 2020 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the LifePath 2020 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath 2020 Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath 2020 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath 2020 Portfolio.

o ALLOCATION RISK - The LifePath 2020 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath 2020 Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

o BOND INVESTMENT RISK - The value of your investment is also subject to bond investment risks, including extension risk, which is the risk that borrowers may extend the prepayment of their mortgages or loans for longer periods than expected, thereby affecting the security's average life and, potentially, its yield and prepayment risk, which is the risk that borrowers may prepay their mortgages or loans faster than expected, thereby affecting the security's average life and, potentially, its yield.

o CONCENTRATION RISK - The LifePath 2020 Portfolio's strategy of concentrating in securities of companies, a particular market industry, group of industries, sector or asset class, countries, regions or groups of countries means that its performance will be closely tied to the performance of a particular market segment. The LifePath 2020 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath 2020 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

o DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath 2020 Portfolio's investment in that issuer.

The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

o DERIVATIVE SECURITIES RISK - The LifePath 2020 Portfolio's use of derivatives may reduce the LifePath 2020 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath 2020 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

o EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o FOREIGN SECURITIES RISKS - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath 2020 Portfolio will lose money. These risks include:

 o The LifePath 2020 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

 o Changes in foreign currency exchange rates can affect the value of the LifePath 2020 Portfolio's portfolio.

 o The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

 o The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

 o Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

 o Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath 2020 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

o REAL ESTATE-RELATED SECURITIES RISK - The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath 2020 Portfolio's real estate-related investments are concentrated in one geographic area or in one property type, the LifePath 2020 Portfolio will be particularly subject to the risks associated with that area or property type.

o SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath 2020 Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath 2020 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath 2020 Portfolio.

The LifePath 2020 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The performance information for the periods from January 1, 1999 through May
30, 2008 (the date the Class K Shares commenced operations) shows the performance of the Class I Shares of the LifePath 2020 Portfolio adjusted to reflect the fees and expenses of the Class K Shares. Performance from May 30, 2008 through December 31, 2009 reflects the actual performance of Class K Shares.

The bar chart and table in this section provide some indication of the risks of investing in Class K Shares of the LifePath 2020 Portfolio by showing the changes in their performance from year to year. The bar chart shows the returns for Class K Shares of the LifePath 2020 Portfolio for each of the last ten calendar years. The average annual total return table compares the average annual total returns (before and after taxes) of Class K Shares of the LifePath 2020 Portfolio to those of a corresponding index for various periods of time. Effective March 15, 2004, the returns for the LifePath 2020 Portfolio reflect its Master Portfolio's investment in Underlying Funds. For all periods prior to March 15, 2004, the returns for the LifePath 2020 Portfolio reflect the direct investment by its Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. In addition, as of December 31, 2003, BFA made certain changes to its asset allocation strategies for the LifePath 2020 Portfolio, including a change to the frequency with which the LifePath 2020 Portfolio's respective holdings were rebalanced among asset classes from monthly to quarterly. How the LifePath 2020 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

LIFEPATH 2020 PORTFOLIO - CLASS K SHARES

                 ANNUAL TOTAL RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2000     -3.39%
2001     -6.07%
2002    -12.24%
2003     20.96%
2004      9.62%
2005      6.89%
2006     13.36%
2007      3.69%
2008    -25.38%
2009     ____

During the periods shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

AS OF 12/31/09
AVERAGE ANNUAL TOTAL RETURNS                                                              1 YEAR   5 YEARS   10 YEARS
 LifePath 2020 Portfolio - Class K Shares
  Return Before Taxes                                                                     ____%     ____%      ____%
  Return After Taxes on Distributions                                                     ____%     ____%      ____%
  Return After Taxes on Distributions and Sale of Fund Shares                             ____%     ____%      ____%
 LifePath 2020 Portfolio Custom Benchmark(1) (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%

 S&P 1500 Index (Reflects no deductions for fees, expenses or taxes.)                     ____%     ____%      ____%
 Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex US IMI Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex USA (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
 (Reflects no deductions for fees, expenses or taxes.)                                    ____%     ____%      ____%
 FTSE EPRA/NAREIT Global Real Estate Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 Cohen & Steers Realty Majors Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%

-------
(1) The LifePath 2020 Portfolio's custom benchmark is a hypothetical representation of the performance of the LifePath 2020 Portfolio's asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2020 Portfolio's custom benchmark are adjusted quarterly to reflect the LifePath 2020 Portfolio's changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the LifePath 2020 Portfolio's custom benchmark: S&P 500 Index(Reg. TM), S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The LifePath 2020 Portfolio's returns after taxes on distributions and sale of LifePath 2020 Portfolio shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of LifePath 2020 Portfolio shares. As a result, the LifePath 2020 Portfolio's returns after taxes on distributions and sale of LifePath 2020 Portfolio shares may exceed the LifePath 2020 Portfolio's returns before taxes and/or returns after taxes on distributions.

BFA and BTC have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the LifePath 2020 Portfolio. When they do so, the LifePath 2020 Portfolio's operating expenses are reduced so that the LifePath 2020 Portfolio's total return is increased. These waivers and reimbursements may be discontinued at any time, except as described above in "Fees and Expenses of the LifePath 2020 Portfolio." In the absence of such waivers and/or reimbursements, the LifePath 2020 Portfolio's total return would be lower.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment manager is BFA.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                      PORTFOLIO
                      MANAGER OF
                      THE MASTER
                      PORTFOLIO
NAME                    SINCE        TITLE
 Dagmar Nikles          2005         Director
 Leslie Gambon          2007         Director
 Alan Mason             2009         Managing Director

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
Class K Shares of the LifePath 2020 Portfolio are available only to (i) qualified recordkeepers with a distribution and/

or fund servicing agreement (establishing an omnibus trading relationship) maintained with the LifePath 2020 Portfolio's distributor, (ii) defined benefit plans, defined contribution plans, endowments and foundations with greater than $100 million in a qualified tax-exempt plan, and (iii) employers with greater than $100 million in the aggregate between qualified and non-qualified plans that they sponsor (collectively, "Institutions"). You may purchase or redeem shares of the LifePath 2020 Portfolio each day the NYSE is open ("a Business Day"). Class K Shares are normally purchased through a customer's account at an Institution through procedures established by such Institution. Purchase orders may also be placed by calling (800) 882-0052 or by mail (c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456). The LifePath 2020 Portfolio's initial minimum investment for Class K Shares is $1. The minimum investment for additional purchases is $1.

TAX INFORMATION
--------------------------------------------------------------------------------
Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), generally are not subject to U.S. federal income tax on fund dividends or distributions or on sales of LifePath 2020 Portfolio shares. However, in the case of LifePath 2020 Portfolio shares held through a non-qualified deferred compensation plan, fund dividends and distributions received by the plan and sales of LifePath 2020 Portfolio shares by the plan generally will be taxable to the employer sponsoring such plan in accordance with U.S. federal income tax laws governing deferred compensation plans.

A plan participant whose retirement plan invests in LifePath 2020 Portfolio shares generally is not taxed on LifePath 2020 Portfolio dividends or distributions received by the plan or on sales of LifePath 2020 Portfolio shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan generally are taxable to plan participants as ordinary income. Special rules may also apply to such distributions. Plan participants should contact their own tax advisers for more information.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the LifePath 2020 Portfolio through a broker-dealer or other financial intermediary, the LifePath 2020 Portfolio and the Distributor or its affiliates may pay the intermediary for the sale of LifePath 2020 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the LifePath 2020 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2030 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2030 PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The LifePath 2030 Portfolio of BlackRock Funds III (the "Trust") is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE LIFEPATH 2030 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of the LifePath 2030 Portfolio. The expenses are deducted from the LifePath 2030 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class K Shares that would be in addition to the fees and expenses shown here.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                           0.35%
 Distribution (12b-1) Fees                                                                    None
 Other Expenses                                                                               ____%
  Administration Fees                                                                         ____%
  Independent Expenses(2)                                                                     ____%
 Acquired Fund Fees and Expenses (Underlying Funds)(3)                                        ____%
 Total Annual Class Operating Expenses(1)(2)(3)(4)                                            ____%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                             (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                       ____%
 Reimbursements(1)(2)(4)(5)

-------
(1) BFA, the investment adviser to the LifePath 2030 Master Portfolio (the "Master Portfolio"), has contractually agreed to waive its management fee at the Master Portfolio level in an amount equal to the advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(2) "Independent Expenses" consists of those fees and expenses of the Independent Trustees of the LifePath 2030 Portfolio and the Master Portfolio, counsel to the Independent Trustees of the LifePath 2030 Portfolio and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the LifePath 2030 Portfolio and the Master Portfolio that are allocable to the Class K Shares of the LifePath 2030 Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class K Shares of the LifePath 2030 Portfolio and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(3) "Acquired Fund Fees and Expenses (Underlying Funds)" reflect the LifePath 2030 Portfolio's pro rata share of the fees and expenses incurred by investing in the Underlying Funds.

(4) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of the Class K Shares of the LifePath 2030 Portfolio and its corresponding Master Portfolio and also reflect a weighted average of the total operating expense ratios of the Underlying Funds in which the Master Portfolio invests.

(5) The LifePath 2030 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Class K Shares of the LifePath 2030 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the LifePath 2030 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the LifePath 2030 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS       5 YEARS       10 YEARS
          $  ___       $  ___        $  ___        $   ___

PORTFOLIO TURNOVER

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect the LifePath 2030 Portfolio's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was __% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE LIFEPATH 2030 PORTFOLIO
--------------------------------------------------------------------------------
The LifePath 2030 Portfolio invests all of its assets in a corresponding Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and the Underlying Funds in proportions based on its own comprehensive investment strategy. The LifePath 2030 Portfolio is one of a group of funds with different allocations.

The LifePath 2030 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. As of March 31, 2010, the LifePath 2030 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is based on a common stock or a group of common stocks. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE LIFEPATH 2030 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the LifePath 2030 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath 2030 Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath 2030 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath 2030 Portfolio.

o ALLOCATION RISK - The LifePath 2030 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath 2030 Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

o BOND INVESTMENT RISK - The value of your investment is also subject to bond investment risks, including extension risk, which is the risk that borrowers may extend the prepayment of their mortgages or loans for longer periods than expected, thereby affecting the security's average life and, potentially, its yield and prepayment risk, which is the risk that borrowers may prepay their mortgages or loans faster than expected, thereby affecting the security's average life and, potentially, its yield.

o CONCENTRATION RISK - The LifePath 2030 Portfolio's strategy of concentrating in securities of companies, a particular market industry, group of industries, sector or asset class, countries, regions or groups of countries means that its performance will be closely tied to the performance of a particular market segment. The LifePath 2030 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath 2030 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

o DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath 2030 Portfolio's investment in that issuer.

The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

o DERIVATIVE SECURITIES RISK - The LifePath 2030 Portfolio's use of derivatives may reduce the LifePath 2030 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath 2030 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

o EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o FOREIGN SECURITIES RISKS - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath 2030 Portfolio will lose money. These risks include:

 o The LifePath 2030 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

 o Changes in foreign currency exchange rates can affect the value of the LifePath 2030 Portfolio's portfolio.

 o The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

 o The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

 o Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

 o Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath 2030 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

o REAL ESTATE-RELATED SECURITIES RISK - The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath 2030 Portfolio's real estate-related investments are concentrated in one geographic area or in one property type, the LifePath 2030 Portfolio will be particularly subject to the risks associated with that area or property type.

o SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath 2030 Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath 2030 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath 2030 Portfolio. The LifePath 2030 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The performance information for the periods from January 1, 1999 through May
30, 2008 (the date the Class K Shares commenced operations) shows the performance of the Class I Shares of the LifePath 2030 Portfolio adjusted to reflect the fees and expenses of the Class K Shares. Performance from May
30, 2008 through December 31, 2009 reflects the actual performance of Class K Shares.

The bar chart and table in this section provide some indication of the risks of investing in Class K Shares of the LifePath 2030 Portfolio by showing the changes in their performance from year to year. The bar chart shows the returns for Class K Shares of the LifePath 2030 Portfolio for each of the last ten calendar years. The average annual total return table compares the average annual total returns (before and after taxes) of Class K Shares of the LifePath 2030 Portfolio to those of a corresponding index for various periods of time. Effective March 15, 2004, the returns for the LifePath 2030 Portfolio reflect its Master Portfolio's investment in Underlying Funds. For all periods prior to March 15, 2004, the returns for the LifePath 2030 Portfolio reflect the direct investment by its Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. In addition, as of December 31, 2003, BFA made certain changes to its asset allocation strategies for the LifePath 2030 Portfolio, including a change to the frequency with which the LifePath 2030 Portfolio's respective holdings were rebalanced among asset classes from monthly to quarterly. How the LifePath 2030 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

LIFEPATH 2030 PORTFOLIO - CLASS K SHARES

                 ANNUAL TOTAL RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2000     -5.30%
2001     -9.59%
2002    -15.38%
2003     24.21%
2004     11.13%
2005      7.98%
2006     15.47%
2007      2.99%
2008    -31.06%
2009     ____

During the periods shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

AS OF 12/31/09
AVERAGE ANNUAL TOTAL RETURNS                                                              1 YEAR   5 YEARS   10 YEARS
 LifePath 2030 Portfolio - Class K Shares
  Return Before Taxes                                                                     ____%     ____%      ____%
  Return After Taxes on Distributions                                                     ____%     ____%      ____%
  Return After Taxes on Distributions and Sale of Fund Shares                             ____%     ____%      ____%
 LifePath 2030 Portfolio Custom Benchmark(1) (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%

 S&P 1500 Index (Reflects no deductions for fees, expenses or taxes.)                     ____%     ____%      ____%
 Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex US IMI Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex USA (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
 (Reflects no deductions for fees, expenses or taxes.)                                    ____%     ____%      ____%
 FTSE EPRA/NAREIT Global Real Estate Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 Cohen & Steers Realty Majors Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%

-------
(1) The LifePath 2030 Portfolio's custom benchmark is a hypothetical representation of the performance of the LifePath 2030 Portfolio's asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2030 Portfolio's custom benchmark are adjusted quarterly to reflect the LifePath 2030 Portfolio's changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the LifePath 2030 Portfolio's custom benchmark: S&P 500 Index(Reg. TM), S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The LifePath 2030 Portfolio's returns after taxes on distributions and sale of LifePath 2030 Portfolio shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of LifePath 2030 Portfolio shares. As a result, the LifePath 2030 Portfolio's returns after taxes on distributions and sale of LifePath 2030 Portfolio shares may exceed the LifePath 2030 Portfolio's returns before taxes and/or returns after taxes on distributions.

BFA and BTC have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the LifePath 2030 Portfolio. When they do so, the LifePath 2030 Portfolio's operating expenses are reduced so that the LifePath 2030 Portfolio's total return is increased. These waivers and reimbursements may be discontinued at any time, except as described above in "Fees and Expenses of the LifePath 2030 Portfolio." In the absence of such waivers and/or reimbursements, the LifePath 2030 Portfolio's total return would be lower.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment manager is BFA.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                      PORTFOLIO
                      MANAGER OF
                      THE MASTER
                      PORTFOLIO
NAME                    SINCE        TITLE
 Dagmar Nikles          2005            Director
 Leslie Gambon          2007            Director
 Alan Mason             2009            Managing Director

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
Class K Shares of the LifePath 2030 Portfolio are available only to (i) qualified recordkeepers with a distribution and/

or fund servicing agreement (establishing an omnibus trading relationship) maintained with the LifePath 2030 Portfolio's distributor, (ii) defined benefit plans, defined contribution plans, endowments and foundations with greater than $100 million in a qualified tax-exempt plan, and (iii) employers with greater than $100 million in the aggregate between qualified and non-qualified plans that they sponsor (collectively, "Institutions"). You may purchase or redeem shares of the LifePath 2030 Portfolio each day the NYSE is open ("a Business Day"). Class K Shares are normally purchased through a customer's account at an Institution through procedures established by such Institution. Purchase orders may also be placed by calling (800) 882-0052 or by mail (c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456). The LifePath 2030 Portfolio's initial minimum investment for Class K Shares is $1. The minimum investment for additional purchases is $1.

TAX INFORMATION
--------------------------------------------------------------------------------
Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), generally are not subject to U.S. federal income tax on fund dividends or distributions or on sales of LifePath 2030 Portfolio shares. However, in the case of LifePath 2030 Portfolio shares held through a non-qualified deferred compensation plan, fund dividends and distributions received by the plan and sales of LifePath 2030 Portfolio shares by the plan generally will be taxable to the employer sponsoring such plan in accordance with U.S. federal income tax laws governing deferred compensation plans.

A plan participant whose retirement plan invests in LifePath 2030 Portfolio shares generally is not taxed on LifePath 2030 Portfolio dividends or distributions received by the plan or on sales of LifePath 2030 Portfolio shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan generally are taxable to plan participants as ordinary income. Special rules may also apply to such distributions. Plan participants should contact their own tax advisers for more information.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the LifePath 2030 Portfolio through a broker-dealer or other financial intermediary, the LifePath 2030 Portfolio and the Distributor or its affiliates may pay the intermediary for the sale of LifePath 2030 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the LifePath 2030 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2040 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2040 PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The LifePath 2040 Portfolio of BlackRock Funds III (the "Trust") is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE LIFEPATH 2040 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of the LifePath 2040 Portfolio. The expenses are deducted from the LifePath 2040 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class K Shares that would be in addition to the fees and expenses shown here.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                           0.35%
 Distribution (12b-1) Fees                                                                    None
 Other Expenses                                                                               ____%
  Administration Fees                                                                         ____%
  Independent Expenses(2)                                                                     ____%
 Acquired Fund Fees and Expenses (Underlying Funds)(3)                                        ____%
 Total Annual Class Operating Expenses(1)(2)(3)(4)                                            ____%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                             (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                       ____%
 Reimbursements(1)(2)(4)(5)

-------
(1) BFA, the investment adviser to the LifePath 2040 Master Portfolio (the "Master Portfolio"), has contractually agreed to waive its management fee at the Master Portfolio level in an amount equal to the advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(2) "Independent Expenses" consists of those fees and expenses of the Independent Trustees of the LifePath 2040 Portfolio and the Master Portfolio, counsel to the Independent Trustees of the LifePath 2040 Portfolio and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the LifePath 2040 Portfolio and the Master Portfolio that are allocable to the Class K Shares of the LifePath 2040 Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class K Shares of the LifePath 2040 Portfolio and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(3) "Acquired Fund Fees and Expenses (Underlying Funds)" reflect the LifePath 2040 Portfolio's pro rata share of the fees and expenses incurred by investing in the Underlying Funds.

(4) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of the Class K Shares of the LifePath 2040 Portfolio and its corresponding Master Portfolio and also reflect a weighted average of the total operating expense ratios of the Underlying Funds in which the Master Portfolio invests.

(5) The LifePath 2040 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Class K Shares of the LifePath 2040 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the LifePath 2040 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the LifePath 2040 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS       5 YEARS       10 YEARS
          $  ___       $  ___        $  ___        $   ___

PORTFOLIO TURNOVER

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect the LifePath 2040 Portfolio's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was __% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE LIFEPATH 2040 PORTFOLIO
--------------------------------------------------------------------------------
The LifePath 2040 Portfolio invests all of its assets in a corresponding Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and the Underlying Funds in proportions based on its own comprehensive investment strategy. The LifePath 2040 Portfolio is one of a group of funds with different allocations.

The LifePath 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. As of March 31, 2010, the LifePath 2040 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is based on a common stock or a group of common stocks. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE LIFEPATH 2040 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the LifePath 2040 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath 2040 Portfolio or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the LifePath 2040 Portfolio. An investment in the LifePath 2040 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o ALLOCATION RISK - The LifePath 2040 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath 2040 Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

o BOND INVESTMENT RISK - The value of your investment is also subject to bond investment risks, including extension risk, which is the risk that borrowers may extend the prepayment of their mortgages or loans for longer periods than expected, thereby affecting the security's average life and, potentially, its yield and prepayment risk, which is the risk that borrowers may prepay their mortgages or loans faster than expected, thereby affecting the security's average life and, potentially, its yield.

o CONCENTRATION RISK - The LifePath 2040 Portfolio's strategy of concentrating in securities of companies, a particular market industry, group of industries, sector or asset class, countries, regions or groups of countries means that its performance will be closely tied to the performance of a particular market segment. The LifePath 2040 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath 2040 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

o DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath 2040 Portfolio's investment in that issuer.

The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

o DERIVATIVE SECURITIES RISK - The LifePath 2040 Portfolio's use of derivatives may reduce the LifePath 2040 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath 2040 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

o EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o FOREIGN SECURITIES RISKS - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath 2040 Portfolio will lose money. These risks include:

 o The LifePath 2040 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

 o Changes in foreign currency exchange rates can affect the value of the LifePath 2040 Portfolio's portfolio.

 o The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

 o The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

 o Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

 o Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath 2040 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

o REAL ESTATE-RELATED SECURITIES RISK - The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath 2040 Portfolio's real estate-related investments are concentrated in one geographic area or in one property type, the LifePath 2040 Portfolio will be particularly subject to the risks associated with that area or property type.

o SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath 2040 Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath 2040 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath 2040 Portfolio.

The LifePath 2040 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The performance information for the periods from January 1, 1999 through May
30, 2008 (the date the Class K Shares commenced operations) shows the performance of the Class I Shares of the LifePath 2040 Portfolio adjusted to reflect the fees and expenses of the Class K Shares. Performance from May 30, 2008 through December 31, 2009 reflects the actual performance of Class K Shares.

The bar chart and table in this section provide some indication of the risks of investing in Class K Shares of the LifePath 2040 Portfolio by showing the changes in their performance from year to year. The bar chart shows the returns for Class K Shares of the LifePath 2040 Portfolio for each of the last ten calendar years. The average annual total return table compares the average annual total returns (before and after taxes) of Class K Shares of the LifePath 2040 Portfolio to those of a corresponding index for various periods of time. Effective March 15, 2004, the returns for the LifePath 2040 Portfolio reflect its Master Portfolio's investment in Underlying Funds. For all periods prior to March 15, 2004, the returns for the LifePath 2040 Portfolio reflect the direct investment by its Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. In addition, as of December 31, 2003, BFA made certain changes to its asset allocation strategies for the LifePath 2040 Portfolio, including a change to the frequency with which the LifePath 2040 Portfolio's respective holdings were rebalanced among asset classes from monthly to quarterly. How the LifePath 2040 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

LIFEPATH 2040 PORTFOLIO - CLASS K SHARES

                 ANNUAL TOTAL RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2000     -9.36%
2001    -13.06%
2002    -18.38%
2003     27.99%
2004     11.78%
2005      8.59%
2006     17.32%
2007      2.38%
2008    -35.41%
2009     ____

During the periods shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

AS OF 12/31/09
AVERAGE ANNUAL TOTAL RETURNS                                                              1 YEAR   5 YEARS   10 YEARS
 LifePath 2040 Portfolio - Class K Shares
  Return Before Taxes                                                                     ____%     ____%      ____%
  Return After Taxes on Distributions                                                     ____%     ____%      ____%
  Return After Taxes on Distributions and Sale of Fund Shares                             ____%     ____%      ____%
 LifePath 2040 Portfolio Custom Benchmark(1) (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%

 S&P 1500 Index (Reflects no deductions for fees, expenses or taxes.)                     ____%     ____%      ____%
 Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex US IMI Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex USA (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
 (Reflects no deductions for fees, expenses or taxes.)                                    ____%     ____%      ____%
 FTSE EPRA/NAREIT Global Real Estate Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 Cohen & Steers Realty Majors Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%

-------
(1) The LifePath 2040 Portfolio's custom benchmark is a hypothetical representation of the performance of the LifePath 2040 Portfolio's asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2040 Portfolio's custom benchmark are adjusted quarterly to reflect the LifePath 2040 Portfolio's changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the LifePath 2040 Portfolio's custom benchmark: S&P 500 Index(Reg. TM), S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The LifePath 2040 Portfolio's returns after taxes on distributions and sale of LifePath 2040 Portfolio shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of LifePath 2040 Portfolio shares. As a result, the LifePath 2040 Portfolio's returns after taxes on distributions and sale of LifePath 2040 Portfolio shares may exceed the LifePath 2040 Portfolio's returns before taxes and/or returns after taxes on distributions.

BFA and BTC have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the LifePath 2040 Portfolio. When they do so, the LifePath 2040 Portfolio's operating expenses are reduced so that the LifePath 2040 Portfolio's total return is increased. These waivers and reimbursements may be discontinued at any time, except as described above in "Fees and Expenses of the LifePath 2040 Portfolio." In the absence of such waivers and/or reimbursements, the LifePath 2040 Portfolio's total return would be lower.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment manager is BFA.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                      PORTFOLIO
                      MANAGER OF
                      THE MASTER
                      PORTFOLIO
NAME                    SINCE        TITLE
 Dagmar Nikles          2005            Director
 Leslie Gambon          2007            Director
 Alan Mason             2009            Managing Director

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
Class K Shares of the LifePath 2040 Portfolio are available only to (i) qualified recordkeepers with a distribution and/

or fund servicing agreement (establishing an omnibus trading relationship) maintained with the LifePath 2040 Portfolio's distributor, (ii) defined benefit plans, defined contribution plans, endowments and foundations with greater than $100 million in a qualified tax-exempt plan, and (iii) employers with greater than $100 million in the aggregate between qualified and non-qualified plans that they sponsor (collectively, "Institutions"). You may purchase or redeem shares of the LifePath 2040 Portfolio each day the NYSE is open ("a Business Day"). Class K Shares are normally purchased through a customer's account at an Institution through procedures established by such Institution. Purchase orders may also be placed by calling (800) 882-0052 or by mail (c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456). The LifePath 2040 Portfolio's initial minimum investment for Class K Shares is $1. The minimum investment for additional purchases is $1.

TAX INFORMATION
--------------------------------------------------------------------------------
Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), generally are not subject to U.S. federal income tax on fund dividends or distributions or on sales of LifePath 2040 Portfolio shares. However, in the case of LifePath 2040 Portfolio shares held through a non-qualified deferred compensation plan, fund dividends and distributions received by the plan and sales of LifePath 2040 Portfolio shares by the plan generally will be taxable to the employer sponsoring such plan in accordance with U.S. federal income tax laws governing deferred compensation plans.

A plan participant whose retirement plan invests in LifePath 2040 Portfolio shares generally is not taxed on LifePath 2040 Portfolio dividends or distributions received by the plan or on sales of LifePath 2040 Portfolio shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan generally are taxable to plan participants as ordinary income. Special rules may also apply to such distributions. Plan participants should contact their own tax advisers for more information.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the LifePath 2040 Portfolio through a broker-dealer or other financial intermediary, the LifePath 2040 Portfolio and the Distributor or its affiliates may pay the intermediary for the sale of LifePath 2040 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the LifePath 2040 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2050 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2050 PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The LifePath 2050 Portfolio of BlackRock Funds III is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050. The LifePath 2050 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE LIFEPATH 2050 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class K Shares of the LifePath 2050 Portfolio. The expenses are deducted from the LifePath 2050 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class K Shares that would be in addition to the fees and expenses shown here.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                           0.35%
 Distribution (12b-1) Fees                                                                    None
 Other Expenses                                                                               ____%
  Administration Fees                                                                         ____%
  Independent Expenses(2)                                                                     ____%
 Acquired Fund Fees and Expenses (Underlying Funds)(3)                                        ____%
 Total Annual Class Operating Expenses(1)(2)(3)(4)                                            ____%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                             (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                       ____%
 Reimbursements(1)(2)(4)(5)

-------
(1) BFA, the investment adviser to the LifePath 2050 Master Portfolio (the "Master Portfolio"), has contractually agreed to waive its management fee at the Master Portfolio level in an amount equal to the advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(2) "Independent Expenses" consists of those fees and expenses of the Independent Trustees of the LifePath 2050 Portfolio and the Master Portfolio, counsel to the Independent Trustees of the LifePath 2050 Portfolio and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the LifePath 2050 Portfolio and the Master Portfolio that are allocable to the Class K Shares of the LifePath 2050 Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class K Shares of the LifePath 2050 Portfolio and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(3) "Acquired Fund Fees and Expenses (Underlying Funds)" reflect the LifePath 2050 Portfolio's pro rata share of the fees and expenses incurred by investing in the Underlying Funds.

(4) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of the Class K Shares of the LifePath 2050 Portfolio and its corresponding Master Portfolio and also reflect a weighted average of the total operating expense ratios of the Underlying Funds in which the Master Portfolio invests.

(5) The LifePath 2050 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Class K Shares of the LifePath 2050 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the LifePath 2050 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the LifePath 2050 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS       5 YEARS       10 YEARS
          $  ___       $  ___        $  ___        $   ___

PORTFOLIO TURNOVER

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect the LifePath 2050 Portfolio's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was __% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE LIFEPATH 2050 PORTFOLIO
--------------------------------------------------------------------------------
The LifePath 2050 Portfolio invests all of its assets in a corresponding Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and the Underlying Funds in proportions based on its own comprehensive investment strategy. The LifePath 2050 Portfolio is one of a group of funds with different allocations.

The LifePath 2050 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. As of March 31, 2010, the LifePath 2050 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is based on a common stock or a group of common stocks. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE LIFEPATH 2050 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the LifePath 2050 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath 2050 Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath 2050 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath 2050 Portfolio.

o ALLOCATION RISK - The LifePath 2050 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath 2050 Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

o BOND INVESTMENT RISK - The value of your investment is also subject to bond investment risks, including extension risk, which is the risk that borrowers may extend the prepayment of their mortgages or loans for longer periods than expected, thereby affecting the security's average life and, potentially, its yield and prepayment risk, which is the risk that borrowers may prepay their mortgages or loans faster than expected, thereby affecting the security's average life and, potentially, its yield.

o CONCENTRATION RISK - The LifePath 2050 Portfolio's strategy of concentrating in securities of companies, a particular market industry, group of industries, sector or asset class, countries, regions or groups of countries means that its performance will be closely tied to the performance of a particular market segment. The LifePath 2050 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath 2050 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

o DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath 2050 Portfolio's investment in that issuer.

The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

o DERIVATIVE SECURITIES RISK - The LifePath 2050 Portfolio's use of derivatives may reduce the LifePath 2050 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath 2050 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

o EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o FOREIGN SECURITIES RISKS - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath 2050 Portfolio will lose money. These risks include:

 o The LifePath 2050 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

 o Changes in foreign currency exchange rates can affect the value of the LifePath 2050 Portfolio's portfolio.

 o The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

 o The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

 o Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

 o Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath 2050 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

o REAL ESTATE-RELATED SECURITIES RISK - The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath 2050 Portfolio's real estate-related investments are concentrated in one geographic area or in one property type, the LifePath 2050 Portfolio will be particularly subject to the risks associated with that area or property type.

o SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath 2050 Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath 2050 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath 2050 Portfolio.

The LifePath 2050 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The performance information for the periods from January 1, 1999 through May
30, 2008 (the date the Class K Shares commenced operations) shows the performance of the Class I Shares of the LifePath 2050 Portfolio adjusted to reflect the fees and expenses of the Class K Shares. Performance from May 30, 2008 through December 31, 2009 reflects the actual performance of Class K Shares.

The bar chart and table in this section provide some indication of the risks of investing in Class K Shares of the LifePath 2050 Portfolio by showing the changes in their performance from year to year. The bar chart shows the returns for Class K Shares of the LifePath 2050 Portfolio for the last calendar year. The average annual total return table compares the average annual total returns (before and after taxes) of Class K Shares of the LifePath 2050 Portfolio to those of a corresponding index for various periods of time. How the LifePath 2050 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

LIFEPATH 2050 PORTFOLIO - CLASS K SHARES

                 ANNUAL TOTAL RETURNS (YEAR ENDED DECEMBER 31)

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

2009   ____%

                                                                                                              SINCE
                                                                                                            INCEPTION
AS OF 12/31/09                                                                                              JUNE 30,
AVERAGE ANNUAL TOTAL RETURNS                                                                  1 YEAR          2008
 LifePath 2050 Portfolio - Class K Shares
  Return Before Taxes                                                                          ____%           ____%
  Return After Taxes on Distributions                                                          ____%           ____%
  Return After Taxes on Distributions and Sale of Fund Shares                                  ____%           ____%
 LifePath 2050 Portfolio Custom Benchmark(1) (Reflects no deductions for fees,
 expenses or taxes.)                                                                           ____%           ____%

 S&P 1500 Index (Reflects no deductions for fees, expenses or taxes.)                          ____%           ____%
 Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                           ____%           ____%
 MSCI All Country World Index ex US IMI Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                           ____%           ____%
 MSCI All Country World Index ex USA (Reflects no deductions for fees, expenses or
 taxes.)                                                                                       ____%           ____%
 Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                       ____%           ____%
 Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
 (Reflects no deductions for fees, expenses or taxes.)                                         ____%           ____%
 FTSE EPRA/NAREIT Global Real Estate Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                           ____%           ____%
 Cohen & Steers Realty Majors Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                       ____%           ____%

-------
(1) The LifePath 2050 Portfolio's custom benchmark is a hypothetical representation of the performance of the LifePath 2050 Portfolio's asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2050 Portfolio's custom benchmark are adjusted quarterly to reflect the LifePath 2050 Portfolio's changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the LifePath 2050 Portfolio's custom benchmark: S&P 500 Index(Reg. TM), S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The LifePath 2050 Portfolio's returns after taxes on distributions and sale of LifePath 2050 Portfolio shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of LifePath 2050 Portfolio shares. As a result, the LifePath 2050 Portfolio's returns after taxes on distributions and sale of LifePath 2050 Portfolio shares may exceed the LifePath 2050 Portfolio's returns before taxes and/or returns after taxes on distributions.

BFA and BTC have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the LifePath 2050 Portfolio. When they do so, the LifePath 2050 Portfolio's operating expenses are reduced so that the LifePath 2050 Portfolio's total return is increased. These waivers and reimbursements may be discontinued at any time, except as described above in "Fees and Expenses of the LifePath 2050 Portfolio." In the absence of such waivers and/or reimbursements, the LifePath 2050 Portfolio's total return would be lower.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment manager is BFA.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                      PORTFOLIO
                      MANAGER OF
                      THE MASTER
                      PORTFOLIO
NAME                    SINCE        TITLE
 Dagmar Nikles          2005            Director
 Leslie Gambon          2007            Director
 Alan Mason             2009            Managing Director

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
Class K Shares of the LifePath 2050 Portfolio are available only to (i) qualified recordkeepers with a distribution and/

or fund servicing agreement (establishing an omnibus trading relationship) maintained with the LifePath 2050 Portfolio's distributor, (ii) defined benefit plans, defined contribution plans, endowments and foundations with greater than $100 million in a qualified tax-exempt plan, and (iii) employers with greater than $100 million in the aggregate between qualified and non-qualified plans that they sponsor (collectively, "Institutions"). You may purchase or redeem shares of the LifePath 2050 Portfolio each day the NYSE is open ("a Business Day"). Class K Shares are normally purchased through a customer's account at an Institution through procedures established by such Institution. Purchase orders may also be placed by calling (800) 882-0052 or by mail (c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456). The LifePath 2050 Portfolio's initial minimum investment for Class K Shares is $1. The minimum investment for additional purchases is $1.

TAX INFORMATION
--------------------------------------------------------------------------------
Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), generally are not subject to U.S. federal income tax on fund dividends or distributions or on sales of LifePath 2050 Portfolio shares. However, in the case of LifePath 2050 Portfolio shares held through a non-qualified deferred compensation plan, fund dividends and distributions received by the plan and sales of LifePath 2050 Portfolio shares by the plan generally will be taxable to the employer sponsoring such plan in accordance with U.S. federal income tax laws governing deferred compensation plans.

A plan participant whose retirement plan invests in LifePath 2050 Portfolio shares generally is not taxed on LifePath 2050 Portfolio dividends or distributions received by the plan or on sales of LifePath 2050 Portfolio shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan generally are taxable to plan participants as ordinary income. Special rules may also apply to such distributions. Plan participants should contact their own tax advisers for more information.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the LifePath 2050 Portfolio through a broker-dealer or other financial intermediary, the LifePath 2050 Portfolio and the Distributor or its affiliates may pay the intermediary for the sale of LifePath 2050 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the LifePath 2050 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Details About the LifePath Portfolios
--------------------------------------------------------------------------------
INVESTMENT TIME HORIZONS
--------------------------------------------------------------------------------
Each LifePath Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors on average may be willing to accept given an investment time horizon. An investor's time horizon marks the point when the investor plans to start making net withdrawals from his or her investments. In other words, the time when they will cease making new contributions to their investments. For many LifePath investors, their time horizon is tied to the date that they plan to retire and begin gradually utilizing their investment to support themselves in retirement. For other LifePath investors, their time horizon may represent the date when they plan to make substantial withdrawals for another purpose, such as a major purchase.

As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns. Each LifePath Portfolio has its own time horizon, as described in its investment objective above, which affects the targeted risk level of that LifePath Portfolio and, in turn, its asset allocation.

The allocations for the LifePath Retirement Portfolio reflect the expectation that investors in or near retirement, or otherwise seeking current income, are willing to take some risk of loss of their investment in hopes of achieving moderate long term growth of capital. The LifePath Retirement Portfolio is designed to help balance two risk factors that investors face during retirement: market risk (potential declines in market values) and longevity risk (living longer than expected). Specifically, the portfolio seeks to enable investors to maintain a steady withdrawal rate (about 3-5% per year) throughout their retirement without exhausting their investment. There is no guarantee that the performance of the LifePath Retirement Portfolio will be sufficient to enable this withdrawal rate or that any one withdrawal rate is appropriate for all investors. Investors should work with a financial advisor or other expert to determine a sustainable withdrawal rate for their circumstances, and that withdrawal rate should be periodically reassessed throughout retirement as the value of the investor's portfolio changes.

Each LifePath Portfolio has a distinct investment objective tied to its time horizon:

   o LifePath Retirement Portfolio is managed for investors seeking income and moderate long-term growth of capital.

   o LifePath 2020 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020.

   o LifePath 2030 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030.

   o LifePath 2040 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.

   o LifePath 2050 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050.

You should carefully consider the asset allocation and risks of each LifePath Portfolio before deciding whether to invest.

The LifePath Portfolios are designed to offer individual investors comprehensive asset allocation strategies tailored to the time when they expect to begin withdrawing assets. Asset allocation is the distribution of investments among broad types of asset classes: equity securities, bonds and money market instruments. Each LifePath Portfolio invests all of its assets in a separate mutual fund, called a Master Portfolio, that has an investment objective substantially identical to the LifePath Portfolio. To implement the asset allocation strategy, each Master Portfolio, in turn, invests in a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy that gradually becomes more conservative as the year in the LifePath Portfolio's name approaches, except for the LifePath Retirement Portfolio, which is already in its most conservative phase. BFA is the investment adviser to the Master Portfolios. For simplicity's sake, all discussion of investment objective, strategies and risks of a particular LifePath Portfolio refers also to the investment objective, strategies and risks of the Master Portfolio, unless otherwise indicated. A description of the relationship of the LifePath Portfolios to their Master

Portfolios appears under the heading "Shareholder Information - Master/Feeder Mutual Fund Structure" in this prospectus ("Prospectus").

WHICH LIFEPATH PORTFOLIO TO CONSIDER

The first step in choosing which LifePath Portfolio to consider is answering a key question: When will you need the money you are thinking of investing? Will it be in ten years, when your kids are ready for college? Or 30 years, when you retire?

The number in the name of most of the LifePath Portfolios is actually a year - a "target year" when you might expect to begin withdrawing your money. Selecting the LifePath Portfolio that may be most appropriate for your investment may be as simple as matching your target year with the closest LifePath Portfolio target year.

For example, let's say that you are investing for retirement purposes, and that you expect to retire at age 60. If you are 45 years old, you have 15 years before retirement. By adding 15 to the current year, you can define your "target year." If you expect to retire in the year 2024, as in this example, you may conclude that the LifePath 2020 Portfolio is the most appropriate LifePath Portfolio for you.

The investment mix of the LifePath Portfolios gradually shift from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the LifePath Portfolios increasingly conservative.

In making your investment decision, you should keep in mind:

o The LifePath Portfolios' investment strategies derive from the risk tolerance of average investors with a particular time horizon.

o The LifePath Portfolios' time horizons are based on the year in their name, except for the LifePath Retirement Portfolio, which is designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment.

If you are willing to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns, you may invest some or all of your assets in a LifePath Portfolio with a longer time horizon. If you desire a more conservative investment and are willing to forego some potential returns, you may invest some or all of your assets in a LifePath Portfolio with a shorter time horizon. The final choice is yours.

A FURTHER DISCUSSION OF PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Each LifePath Portfolio invests all of its assets in a corresponding Master Portfolio which allocates and reallocates its assets among the Underlying
Funds. The Master Portfolios with longer time horizons invest a greater portion of their assets in Underlying Funds that invest in equity securities, which provide a greater opportunity for capital appreciation over the long-term but have a greater risk of loss. The Master Portfolios with shorter time horizons invest a greater portion of their assets in Underlying Funds that invest in bonds and money market instruments, which typically offer reduced risk and price volatility but forego some potential returns. Accordingly, under normal circumstances, the LifePath Portfolios with shorter time horizons have lower expected returns than the LifePath Portfolios with longer time horizons.

Each LifePath Portfolio pursues a common strategy of allocating and reallocating its assets among the Underlying Funds. The LifePath Portfolios with longer time horizons invest a greater portion of their assets in Underlying Funds that invest in equity securities, which provide a greater potential to achieve higher returns over the long-term but have a greater risk of loss. In addition to investing in Underlying Funds, each LifePath Portfolio may borrow, lend its portfolio securities to brokers, dealers and financial institutions, and invest the collateral in certain short-term instruments either directly or through one or more joint accounts or money market funds, as described in greater detail in the LifePath Portfolios' combined Statement of Additional Information ("SAI").

The LifePath Portfolios with shorter time horizons invest a greater portion of their assets in Underlying Funds that invest in bonds, which typically offer reduced risk of loss and less price volatility, but forego some potential returns. Accordingly, under normal circumstances, the LifePath Portfolios with shorter time horizons have lower expected returns than the LifePath Portfolios with longer time horizons. As each LifePath Portfolio approaches its designated time horizon, it systematically seeks to reduce the level of risk by allocating assets more conservatively among the Underlying Funds. This systematic shift toward more conservative investments is designed to reduce the risk of significant reductions in the value of an investment in a LifePath Portfolio as it approaches its time horizon.

For example, the LifePath Retirement Portfolio has entered its "retirement phase" and seeks to maximize returns consistent with the risk that an average investor in retirement may be willing to accept. This does not mean, however, that it invests exclusively, or primarily, in Underlying Funds that are money market funds. Rather, because BFA believes that most investors are still willing to take some risks in pursuing returns even while drawing on their investments, almost all of the LifePath Retirement Portfolio's assets will continue to be allocated to Underlying Funds that are equity and bond funds.

In determining the allocation of assets to the Underlying Funds, BFA uses a proprietary investment model that analyzes securities market data, including risk, asset class correlations, and expected returns, to provide portfolio allocations among the asset classes represented by the Underlying Funds. The allocations are periodically monitored and rebalanced in an effort to maximize expected return for a given level of risk. In managing the LifePath Portfolios, BFA focuses on long-term targets and objectives. The progression over time of a LifePath Portfolio's asset allocation to more conservative asset classes is a relatively steady process resulting in only gradual changes to the asset allocation from quarter to quarter. The Underlying Funds invest in a mix of equity securities, bonds and money market instruments. Certain Underlying Funds invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivatives, which are subject to additional risks, as described in the "A Further Discussion of Risk Factors" section of this Prospectus. The investment model adjusts each LifePath Portfolio's risk level by gradually making it more conservative as the year in the LifePath Portfolio's name approaches, except for the LifePath Retirement Portfolio, which is already in its most conservative phase.

When a LifePath Portfolio reaches its stated time horizon and enters its most conservative phase, the allocation of its assets is expected to be similar to that of the LifePath Retirement Portfolio. Such LifePath Portfolio and the LifePath Retirement Portfolio may then continue to operate as separate funds or, subject to approval by the LifePath Portfolios' Board of Trustees, they may be merged into a single fund.

THE UNDERLYING FUNDS

Two of the Underlying Funds - the Active Stock Master Portfolio and the CoreAlpha Bond Master Portfolio - are diversified portfolios of Master Investment Portfolio. The Active Stock Master Portfolio seeks to provide long-term appreciation of capital. BFA invests the Active Stock Master Portfolio's assets using a proprietary quantitative model that is designed to select stocks based on an analysis of a wide range of company-specific factors. The CoreAlpha Bond Master Portfolio seeks to provide a combination of income and capital growth. BFA invests the CoreAlpha Bond Master Portfolio's assets pursuant to a systematic method that relies on proprietary quantitative models to allocate assets among various bond sectors by evaluating each sector's relative value and risk-adjusted return.

The remaining Underlying Funds, other than the BlackRock Cash Funds:
Institutional (the "Underlying Money Market Fund") are exchange-traded funds ("ETFs") that are part of the iShares family of funds ("Underlying iShares Funds"). Each of the Underlying iShares Funds seeks investment results that correspond generally to the performance, before fees and expenses, of its underlying index. As a result, adverse performance of a particular security in an Underlying iShares Fund's portfolio will ordinarily not result in the elimination of the security from the Underlying iShares Fund's portfolio. Each Underlying iShares Fund offers and issues iShares at their net asset value per share only to certain institutional investors in aggregations of a specified number of iShares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. The iShares for these Underlying iShares Funds are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges. BFA purchases iShares on behalf of the Master Portfolios in the secondary market.

The relative weightings for each Master Portfolio in the various Underlying Funds will vary over time, and BFA is not required to invest any Master Portfolio's assets in each of the Underlying Funds or in any particular percentage in any given Underlying Fund. BFA may add, eliminate or replace Underlying Funds at any time.

Each Master Portfolio currently expects to invest in some or all of the Underlying Funds described below:

ACTIVE STOCK MASTER PORTFOLIO

Seeks to provide long-term appreciation of capital. The Active Stock Master Portfolio invests, under normal circumstances, at least 80% of its assets in common stocks. The Active Stock Master Portfolio invests primarily in equity securities of U.S. companies with market capitalizations similar to the range of market capitalizations represented in the Standard & Poor's S&P 500 Index(Reg. TM). BFA invests the Active Stock Master Portfolio's assets using a proprietary quantitative model that is designed to select stocks based on an analysis of a wide range of company-specific factors, such as relative values based on earnings and cash flows; earnings quality as measured by the company's financial condition and earnings reports; sentiment as expressed through management and market participant behavior; and industry classification. BFA considers risk parameters in deciding upon the Active Stock Master Portfolio's aggregate holdings, and factors trading costs into its stock selection process.

COREALPHA BOND MASTER PORTFOLIO

Seeks to provide a combination of income and capital growth. BFA invests the CoreAlpha Bond Master Portfolio's assets pursuant to a systematic method that relies on proprietary quantitative models to allocate assets among various bond sectors by evaluating each sector's relative value and risk-adjusted return. BFA's models also allocate assets among bonds of different maturities based on yield characteristics and expectations. Specific investment selection decisions are made on the basis of evaluations of relative value, credit quality and other factors. The CoreAlpha Bond Master Portfolio invests, under normal circumstances, at least 80% of its assets in bonds. For the purposes of this strategy, "bonds" include the following: obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; debt obligations of U.S. corporations; U.S. dollar-denominated debt obligations of foreign issuers; municipal securities; and asset-backed securities. The CoreAlpha Bond Master Portfolio invests a substantial portion of its assets in U.S.-registered, dollar-denominated bonds. The CoreAlpha Bond Master Portfolio may invest in bonds of any maturity or duration.

BLACKROCK CASH FUNDS: INSTITUTIONAL

Seeks a high level of income consistent with liquidity and the preservation of capital. The BlackRock Cash Funds: Institutional invests in high-quality, short-term money market instruments that include fixed-rate, floating-rate and variable-rate debt securities. The BlackRock Cash Funds: Institutional also may invest in high-quality, short-term U.S. and foreign government debt, including the debt of agencies and instrumentalities, such as the Federal National Mortgage Association ("Fannie Mae"), U.S. and foreign bank obligations, corporate obligations, repurchase agreements and asset-backed securities.

UNDERLYING ISHARES FUNDS

In managing each of the Underlying iShares Funds, BFA uses a representative sampling index strategy. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the applicable underlying index. Underlying iShares Funds that use representative sampling may or may not hold all of the securities in the relevant underlying index.

ISHARES S&P 500 INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Index(Reg. TM). The S&P 500 Index(Reg. TM) measures the performance of the large-capitalization sector of the U.S. equity market. The component stocks are weighted according to the float-adjusted market value of their outstanding shares.

ISHARES S&P MIDCAP 400 INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400 IndexTM. The S&P MidCap 400TM Index measures the performance of the mid-capitalization sector of the U.S. equity market. The stocks in the S&P MidCap 400 IndexTM have a market capitalization between $750 million and $3.3 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation. The S&P MidCap 400 IndexTM consists of stocks from a broad range of industries.

ISHARES S&P SMALLCAP 600 INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600 IndexTM. The S&P SmallCap 600 IndexTM measures the performance of the small-capitalization sector of the U.S. equity market. The stocks in the S&P SmallCap 600 IndexTM have a market capitalization between $200 million and $1 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation.

ISHARES S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P National AMT-Free Municipal Bond Index. The S&P National AMT-Free Municipal Bond Index measures the performance of the investment-grade segment of the U.S. municipal bond market. As of March 31, 2010, there were ____ issues in the S&P National AMT-Free Municipal Bond Index.

ISHARES S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Natural Resources Sector IndexTM. The S&P North American Natural Resources Sector IndexTM measures the performance of U.S.-traded stocks of natural resource-related companies in the U.S. and Canada, and includes companies in the following categories: producers of oil, gas and consumable fuels, energy equipment and services, metals and mining, manufacturers of paper and forest products, and producers of construction materials, containers and packaging.

ISHARES RUSSELL MIDCAP INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Index. The Russell Midcap Index measures the performance of the mid-capitalization sector of the U.S. equity market. The Russell Midcap Index is a float-adjusted, capitalization-weighted index of the 800 smallest issuers in the Russell 1000(Reg. TM) Index.

ISHARES RUSSELL 2000 INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index. The Russell 2000 Index measures the performance of the small capitalization sector of the U.S. equity market. The Russell 2000 Index is a float-adjusted, capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000(Reg. TM) Index.

ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Index. The Cohen & Steers Index consists of selected U.S. REITs. The objective of the Cohen & Steers Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Cohen & Steers Index based on a rigorous review of several factors, including management, portfolio quality, and sector and geographic diversification. The REITs selected for inclusion in the Cohen & Steers Index must meet minimum market capitalization and liquidity requirements. The Cohen & Steers Index is weighted according to the total market value of each REIT's outstanding shares and is adjusted quarterly so that no REIT represents more than 8% of the Cohen & Steers Index. Within the REIT market, the Cohen & Steers Index is diversified across property sectors that represent the current market.

ISHARES FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index. The FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index measures the stock performance of companies engaged in the ownership and development of the following real estate markets defined as developed by FTSE EPRA/NAREIT: Canada, Europe (including Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom (including the Channel Islands)), Middle East (Israel) and Asia (including Australia, Hong Kong, Japan, New Zealand and Singapore). As of _____ __, ____, the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index was comprised of stocks of companies in the following markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

ISHARES MSCI CANADA INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Canada Index developed by MSCI Inc. ("MSCI"). The MSCI Canada Index consists of stocks traded primarily on the Toronto Stock Exchange.

ISHARES MSCI EAFE INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE(Reg. TM) Index. The MSCI EAFE(Reg. TM) Index has been developed by MSCI as an equity benchmark for its international stock performance. The MSCI EAFE Index includes stocks from Europe, Australasia and the Far East.

ISHARES MSCI EAFE SMALL CAP INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Small Cap Index. The MSCI EAFE Small Cap Index represents the small cap size segment of the MSCI EAFE Index. The MSCI EAFE(Reg. TM) Index includes securities from Europe, Australasia and the Far East. Under MSCI's Global Investable Market Index methodology, the small cap universe consists of the securities of those companies whose securities are not included in the large cap or mid cap segments of a particular market, which together comprise approximately 85% of each market's free float-adjusted market capitalization. The small cap segment covers the 85%-99% range of each market's free float-adjusted market capitalization.

ISHARES MSCI EMERGING MARKETS INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index. The MSCI Emerging Markets Index is designed to measure equity market performance in the global emerging markets. As of _____ __, ____, the MSCI Emerging Markets Index consisted of the following 22 emerging market country indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary,

India, Indonesia, Israel, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. Emerging market country indexes may be added to or deleted from the MSCI Emerging Markets Index from time to time. The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest up to 10% of its assets in shares of other iShares funds that invest in securities in the MSCI Emerging Markets Index. BFA waives a portion of its advisory fees otherwise due from the iShares MSCI Emerging Markets Index Fund in an amount equal to the portfolio management fees incurred by assets that are invested in shares of other iShares funds.

ISHARES BARCLAYS 1-3 YEAR CREDIT BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 1-3 Year Credit Bond Index. The Barclays Capital U.S. 1-3 Year Credit Bond Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than three years.

ISHARES BARCLAYS 1-3 YEAR TREASURY BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 1-3 Year Treasury Bond Index. The Barclays Capital U.S. 1-3 Year Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years.

ISHARES BARCLAYS 3-7 YEAR TREASURY BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 3-7 Year Treasury Bond Index. The Barclays Capital U.S. 3-7 Year Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years.

ISHARES BARCLAYS 7-10 YEAR TREASURY BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 7-10 Year Treasury Bond Index. The Barclays Capital U.S. 7-10 Year Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years.

ISHARES BARCLAYS 10-20 YEAR TREASURY BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 10-20 Year Treasury Bond Index. The Barclays Capital U.S. 10-20 Year Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to ten years and less than 20 years.

ISHARES BARCLAYS 20+ YEAR TREASURY BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 20+ Year Treasury Bond Index. The Barclays Capital U.S. 20+ Year Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 or more years.

ISHARES BARCLAYS AGGREGATE BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index measures the performance of the total U.S. investment-grade bond market, which includes investment-grade U.S. Treasury bonds, government-related bonds, investment-grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The securities in the Barclays Capital U.S. Aggregate Bond Index have $250 million or more of outstanding face value and have at least one year remaining to maturity. In addition, the securities must be U.S. dollar-denominated, fixed-rate and non-convertible. Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds are excluded from the Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index is market capitalization weighted and the securities in the Barclays Capital U.S. Aggregate Bond Index are updated on the last calendar day of each month.

ISHARES BARCLAYS CREDIT BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Credit Bond Index. The Barclays Capital U.S. Credit Bond Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year.

ISHARES BARCLAYS GOVERNMENT/CREDIT BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Government/Credit Bond Index. The Barclays Capital U.S. Government/Credit Bond Index measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (I.E., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment-grade credit securities that have a remaining maturity of greater than or equal to one year.

ISHARES BARCLAYS INTERMEDIATE CREDIT BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Credit Bond Index. The Barclays Capital U.S. Intermediate Credit Bond Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than ten years.

ISHARES BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Government/Credit Bond Index. The Barclays Capital U.S. Intermediate Government/Credit Bond Index measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (I.E., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment-grade credit securities that have a remaining maturity of greater than or equal to one year and less than ten years.

ISHARES BARCLAYS MBS BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. MBS Index. The Barclays Capital U.S. MBS Index measures the performance of investment-grade mortgage-backed pass-through securities issued by the Government National Mortgage Association, Fannie Mae and the Federal Home Loan Mortgage
Corporation.

ISHARES BARCLAYS SHORT TREASURY BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Short Treasury Bond Index. The Barclays Capital U.S. Short Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months.

ISHARES BARCLAYS TIPS BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as "TIPS."

ISHARES JPMORGAN USD EMERGING MARKETS BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan EMBI Global Core Index. The JPMorgan EMBI Global Core Index is a broad, diverse U.S. dollar-denominated emerging markets debt benchmark which tracks the total return of actively traded external debt instruments in emerging market countries.

ISHARES IBOXX $ HIGH YIELD CORPORATE BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx(Reg. TM) $ Liquid High Yield Index. The iBoxx(Reg. TM) $ Liquid High Yield Index is a rules-based index consisting of liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the International Index Company Limited ("IIC"). The iBoxx(Reg. TM) $ Liquid High Yield Index is designed to provide a broad representation of the U.S. dollar-denominated high yield liquid corporate bond market. The iBoxx(Reg. TM) $ Liquid High Yield Index is a modified market value weighted index. There is no limit to the number of issues in the iBoxx(Reg. TM) $ Liquid High Yield Index, but as of March 31, 2010, the iBoxx(Reg. TM) $ Liquid High Yield Index included approximately ___ constituents. Certain methodology changes took effect at the iBoxx(Reg. TM)
$ Liquid High Yield Index's June 30, 2009, rebalancing, and weighting adjustments are expected to be completed over a six-month period.

The following table lists the Underlying Funds and the asset allocation for each Master Portfolio as of March 31, 2010. BFA allocates each Master Portfolio's assets among the Underlying Funds based on the Master Portfolio's investment objective and policies. The asset allocation for each Master Portfolio will vary over time, and BFA is not required to invest any Master Portfolio's assets in each of the Underlying Funds or in any particular percentage in any given Underlying Fund. BFA may add, eliminate or replace Underlying Funds at any time:

                                UNDERLYING FUNDS
                             (as of March 31, 2010)

                                                       LIFEPATH     LIFEPATH    LIFEPATH    LIFEPATH   LIFEPATH
                                                      RETIREMENT      2020        2030        2040       2050
                                                       PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
 CAPITAL GROWTH
 Master Investment Portfolio-Active Stock Master         ____%       ____%       ____%       ____%      ____%
 Portfolio
 iShares S&P MidCap 400 Index Fund                       ____%       ____%       ____%       ____%      ____%
 iShares S&P SmallCap 600 Index Fund                     ____%       ____%       ____%       ____%      ____%
 iShares MSCI EAFE Index Fund                            ____%       ____%       ____%       ____%      ____%
 iShares Cohen & Steers Realty Majors Index Fund         ____%       ____%       ____%       ____%      ____%
 iShares FTSE EPRA/NAREIT Developed Real Estate          ____%       ____%       ____%       ____%      ____%
 ex-U.S. Index Fund
 iShares MSCI Emerging Markets Index Fund                ____%       ____%       ____%       ____%      ____%
 iShares MSCI Canada Index Fund                          ____%       ____%       ____%       ____%      ____%
 iShares MSCI EAFE Small Cap Index Fund                  ____%       ____%       ____%       ____%      ____%
 CAPITAL GROWTH AND INCOME
 Master Investment Portfolio-CoreAlpha Bond Master       ____%       ____%       ____%       ____%      ____%
 Portfolio
 iShares Barclays TIPS Bond Fund                         ____%       ____%       ____%       ____%      ____%
 INCOME
 BlackRock Cash Funds: Institutional - SL Agency         ____%       ____%       ____%       ____%      ____%
 Shares

-------
Note: The allocation percentages may not add to, or may appear to exceed, 100% due to rounding.

"Standard & Poor's(Reg. TM)," "S&P(Reg. TM)," "S&P 500 Index(Reg. TM)," "S&P MidCap 400 IndexTM," "S&P SmallCap 600 IndexTM," "S&P National AMT-Free Municipal Bond IndexTM," and "S&P North American Natural Resources Sector IndexTM" are trademarks of Standard & Poor's Financial Services LLC (a subsidiary of The McGraw-Hill Companies) ("S&P") licensed for use for certain purposes by BTC. The iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and iShares S&P North American Natural Resources Sector Index Fund that are based on S&P Indexes are not sponsored, endorsed, sold or promoted by Standard & Poor's or its affiliates, and Standard & Poor's and its affiliates make no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"International Index Company Limited" and "iBoxx(Reg. TM) $ Liquid High Yield Index" are trademarks of IIC licensed for use for certain purposes by BTC. The iShares iBoxx $ High Yield Corporate Bond Fund is not sponsored, endorsed, sold or promoted by IIC, and IIC makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"FTSE," "EPRA," "NAREIT" and "FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index" are marks that have been licensed for use for certain purposes by BTC. The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund is not sponsored, endorsed, sold or promoted by FTSE, the London Stock Exchange plc, Euronext N.V., the Financial Times Limited, EPRA or NAREIT (together the "FTSE Licensor Parties"), and the FTSE Licensor Parties make no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"JPMorgan" and "JPMorgan EMBI Global Core Index" are trademarks of JPMorgan Chase & Co.(Copyright) ("JPMorgan") licensed for use for certain purposes by BTC. The iShares JPMorgan USD Emerging Markets Bond Fund is not sponsored, endorsed, sold or promoted by JPMorgan, and JPMorgan makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"Cohen & Steers" and "Cohen & Steers Realty Majors Index" are trademarks of Cohen & Steers Capital Management, Inc. ("Cohen & Steers") licensed for use for certain purposes by BTC. The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers, and Cohen & Steers makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"Barclays Capital Inc.," "Barclays Capital U.S. 1-3 Year Credit Bond Index," "Barclays Capital U.S. 1-3 Year Treasury Bond Index," "Barclays Capital U.S. 3-7 Year Treasury Bond Index," "Barclays Capital U.S. 7-10 Year Treasury Bond Index," "Barclays Capital U.S. 10-20 Year Treasury Bond Index," "Barclays Capital U.S. 20+ Year Treasury Bond Index," "Barclays Capital U.S. Aggregate Bond Index," "Barclays Capital U.S. Credit Bond Index," "Barclays Capital U.S. Government/Credit Bond Index," "Barclays Capital U.S. Intermediate Credit Bond Index," "Barclays Capital U.S. Intermediate Government/Credit Bond Index," "Barclays Capital U.S. MBS Index," "Barclays Capital U.S. Short Treasury Bond Index," and the "Barclays Capital U.S. Treasury Inflation Protected Securities
(TIPS) Index (Series-L)" (collectively referred to as the "iShares Bond Fund Indexes") are trademarks of Barclays Bank PLC licensed for use for certain purposes by BTC. The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund are not sponsored, endorsed, sold or promoted by Barclays Capital Inc. ("Barclays Capital"), and Barclays Capital makes no representation or warranty, express or implied, regarding the advisability of investing in iShares. The iShares Bond Fund Indexes are maintained by Barclays Capital. Neither BTC nor BFA has or will have a role in maintaining the iShares Bond Fund Indexes.

"MSCI Canada Index/SM/," "MSCI EAFE(Reg. TM) Index" and "MSCI Emerging Markets Index/SM/" are servicemarks and "MSCI EAFE Small Cap Index" is a trademark of MSCI, and such marks have been licensed for use for certain purposes by BTC. The iShares MSCI Canada Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI, and neither MSCI nor any other party makes any representation or warranty, express or implied, regarding the advisability of investing in iShares.

A FURTHER DISCUSSION OF RISK FACTORS
--------------------------------------------------------------------------------
This section contains a summary description of the general risks of investing in the LifePath Portfolios. "Description of the LifePath Portfolios and their Investments and Risks" in the SAI also includes more information about the LifePath Portfolios, their investments and the related risks. There can be no guarantee that a LifePath Portfolio will meet its objective or that a LifePath Portfolio's performance will be positive for any period of time. An investment in a LifePath Portfolio is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency.

GENERAL

The NAV of each LifePath Portfolio's shares is neither insured nor guaranteed, is not fixed and will fluctuate.

GENERAL RISKS APPLICABLE TO THE LIFEPATH PORTFOLIOS

ALLOCATION RISK - The LifePath Portfolios' ability to achieve their investment goals depends upon BFA's skill in determining the LifePath Portfolios' strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds will achieve their investment objectives, and the underlying funds' performance may be lower than the performance of the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the LifePath Portfolios. If an underlying fund were to change its investment objective or policies, the LifePath Portfolios might be forced to withdraw their investment from the underlying fund at a disadvantageous time and price.

DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolios' investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

CONCENTRATION RISK - The LifePath Portfolios' strategy of concentrating in securities of companies, a particular market industry, group of industries, sector or asset class, countries, regions or groups of countries means that their performance will be closely tied to the performance of a particular market segment. The LifePath Portfolios' concentration in these companies may present more risks than if they were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath Portfolios than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolios' investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

DERIVATIVE SECURITIES RISK - The LifePath Portfolios' use of derivatives may reduce the LifePath Portfolios' returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolios' use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolios to sell or otherwise close a derivatives position could expose the LifePath Portfolios to losses and could make derivatives more difficult for the LifePath Portfolios to value accurately. The LifePath Portfolios could also suffer losses related to their derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BFA may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the LifePath Portfolios' derivatives positions to lose value. When a derivative is used as a hedge against a position that the LifePath Portfolios hold, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the LifePath Portfolios' hedging transactions will be effective. The income from certain derivatives may be subject to U.S. federal income tax.

EMERGING MARKETS RISK - The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

EQUITY SECURITIES RISK - Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the LifePath Portfolios could decline if the financial condition of the companies the LifePath Portfolios invest in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

EXCHANGE TRADED FUND RISK - The Underlying iShares Funds are subject to certain additional risks due to their shares being listed and traded on securities exchanges. There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged. An ETF may trade at, above or below its NAV. The NAV of an ETF will fluctuate with changes in the market value of its holdings. The trading price of an ETF will generally fluctuate in accordance with changes in its NAV, as well as market supply and demand.

FOREIGN SECURITIES RISKS - Because the LifePath Portfolios may invest in companies located in countries other than the United States, the LifePath Portfolios may be exposed to risks associated with foreign investments.

o The value of holdings traded outside the U.S. (and any hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.

o The costs of non-U.S. securities transactions tend to be higher than those of U.S. transactions.

o Foreign holdings may be adversely affected by foreign government action.

o International trade barriers or economic sanctions against certain non-U.S. countries may adversely affect these holdings.

o The economies of certain countries may compare unfavorably with the U.S. economy.

o Foreign securities markets may be smaller than the U.S. markets, which may make trading more difficult.

INTEREST RATE RISK - Interest rate risk is the risk that prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. The LifePath Portfolios may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by BFA.

JUNK BONDS RISK - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolios. The major risks of junk bond investments include:

o Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

o Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer's industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.

o Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

o Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the LifePath Portfolios before it matures. If the issuer redeems junk bonds, the LifePath Portfolios may have to invest the proceeds in bonds with lower yields and may lose income.

o Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the LifePath Portfolios' securities than is the case with securities trading in a more liquid market.

o The LifePath Portfolios may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

o The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath Portfolios invest will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

MORTGAGE- AND ASSET-BACKED SECURITIES RISKS - Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, mortgage- and asset-backed backed securities are subject to "prepayment risk" and "extension risk." Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the LifePath Portfolios may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. Asset-backed securities and commercial mortgage-backed securities ("CMBS") generally experience less prepayment than residential mortgage-backed securities.

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The LifePath Portfolios' investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The LifePath Portfolios' investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations ("CMOs"). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (IOs), principal only (POs) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as "mortgage derivatives" and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the LifePath Portfolios invest in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by BFA, it is possible that the LifePath Portfolios could lose all or substantially all of their investment.

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the LifePath Portfolios' mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which the LifePath Portfolios may invest may also provide a degree of investment leverage, which could cause the LifePath Portfolios to lose all or substantially all of their investment.

PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for the Underlying iShares Funds, those Underlying iShares Funds may hold stocks in companies that present risks that an investment adviser researching individual stocks might seek to avoid.

REAL ESTATE-RELATED SECURITIES RISK - The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath Portfolios' real estate-related investments are concentrated in one geographic area or in one property type, the LifePath Portfolios will be particularly subject to the risks associated with that area or property type.

SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolios may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolios could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolios.

U.S. GOVERNMENT OBLIGATIONS RISK - Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks); and others are supported by the discretionary authority of the U.S. government to purchase an agency's obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

FOR A DESCRIPTION OF THE LIFEPATH PORTFOLIOS' POLICIES AND PROCEDURES WITH RESPECT TO DISCLOSURE OF THEIR MASTER PORTFOLIOS' PORTFOLIO HOLDINGS, AND A FURTHER DISCUSSION OF THE LIFEPATH PORTFOLIOS' INVESTMENTS AND RISKS, PLEASE REFER TO THE LIFEPATH PORTFOLIOS' SAI.

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Management of the LifePath Portfolios
--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------
Each LifePath Portfolio is a feeder fund that invests all of its assets in a Master Portfolio that has an investment objective, strategies and policies substantially identical to the LifePath Portfolio. The Master Portfolios, in turn, invest in a combination of the Underlying Funds. BFA, a registered investment adviser, serves as investment adviser to each Master Portfolio, and also serves as investment adviser to each Underlying Fund, with the exception of the Underlying Money Market Fund, which invests in a Master Portfolio advised by BFA. BFA manages the investing of the Master Portfolios' assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the Master Portfolios' Board of Trustees. For its services to the Master
Portfolios, BFA is entitled to receive an annual advisory fee of 0.35% of each Master Portfolio's average daily net assets.

For its services to the Underlying Funds, BFA receives fees that differ from the fees described for the LifePath Portfolios in this Prospectus. BFA provides investment advisory services for the Underlying Funds that differ from the investment advisory services it provides for the Master Portfolios. For those services, BFA receives investment advisory fees from the Underlying Funds. In addition, BTC provides administration services to certain of the Underlying Funds and, for those services, may receive administration fees from those Underlying Funds. BFA has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory and administration fees, if any, paid by the Underlying Funds to BFA and BTC, respectively, through December 1, 2011.

BFA is located at 400 Howard Street, San Francisco, CA 94105. BFA is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BlackRock, Inc. ("BlackRock"). As of December 31, 2009, BTC and its affiliates, including BFA, had approximately $3.346 trillion in investment company and other portfolio assets under management. BFA, BTC, BlackRock Execution Services, BlackRock and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolios invest.

A discussion regarding the basis for the Master Portfolios' Board of Trustees' approval of the investment advisory agreements with BFA is available in the LifePath Portfolios' annual report for the period ended December 31, 2009.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Dagmar Nikles, Leslie Gambon and Alan Mason (the "Portfolio Managers") are jointly and primarily responsible for the day-to-day management of the Master Portfolios and act collaboratively on all aspects concerning the Master Portfolios. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

Ms. Nikles has been employed as a Senior Investment Strategist in the defined contributions team at BFA and BTC since December 2009. From July 2003 to November 2009, Ms. Nikles was a member of the asset allocation portfolio management team at Barclays Global Fund Advisors ("BGFA") and Barclays Global Investors, N.A. ("BGI"). Ms. Nikles has been a one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since June 2005.

Ms. Gambon has been employed as a member of the asset allocation portfolio management team at BFA and BTC since December 2009. From April 2007 to November 2009, Ms. Gambon was a member of the asset allocation portfolio management at BGFA and BGI. From October 2004 to April 2007, Ms. Gamobon was Head of Defined Contribution Portfolio Management at BGI. Ms. Gambon has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since May 2007.

Mr. Mason has been employed by BFA and BTC since December 2009. Mr. Mason is responsible for multi-asset class solutions for institutional clients. From 1991 to 2009, Mr. Mason served a variety of roles at BGFA and BGI, including eight years devoted to the development of transition management products. Mr. Mason has been one of the Portfolio Managers primarily responsible for the day-to-day management of the LifePath Master Portfolios since September 2009.

The LifePath Portfolios' SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares in the LifePath Portfolios.

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


ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------
BTC provides the following services, among others, as the LifePath Portfolios' administrator:

      o     Supervises the LifePath Portfolios' administrative operations;

      o Provides or causes to be provided management reporting and treasury administration services;

      o     Financial reporting;

      o     Legal, blue sky and tax services;

      o     Preparation of proxy statements and shareholder reports; and

      o With respect to the other Classes of the LifePath Portfolios, engaging and supervising shareholder servicing agents (the "Shareholder Servicing Agents") on behalf of the LifePath Portfolios.

BTC is entitled to receive fees for these services at the annual rate of 0.15% of the average daily net assets of the Class K Shares of each LifePath Portfolio. In addition to performing these services, BTC has agreed to bear all costs of operating the LifePath Portfolios, other than brokerage expenses, advisory fees, distribution fees, certain fees and expenses related to the Trust's Independent Trustees, that are not "interested persons" of the LifePath Portfolios or the Trust as defined in the Investment Company Act of 1940, as amended, (the "1940 Act") and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses.

LIFEPATH PORTFOLIOS' RIGHTS

--------------------------------------------------------------------------------
Each LifePath Portfolio may:

o Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the 1940 Act,

o Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the 1940 Act or if a redemption request is made before a LifePath Portfolio has collected payment for the purchase of shares,

o Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the 1940 Act, and

o Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
WHO IS ELIGIBLE TO INVEST

To be eligible to purchase LifePath Portfolio Class K Shares, you must invest through an employer-sponsored retirement savings plan.

The LifePath Portfolios offer other classes of shares (Class I Shares, Class R Shares, Class A Shares and Class C Shares) with different features and expense levels, which you may be eligible to buy. Please see the LifePath Portfolios' Class I Shares, Class R Shares, Class A Shares and Class C Shares prospectuses for more information.

In order to invest, a completed account application form must be submitted to and processed by your employer or your plan's recordkeeper.

Your purchase and holding of Class K Shares will be governed by the terms of your employer's plan . Please consult with your employer for more information.

HOW TO BUY SHARES

o PLAN PARTICIPANT. Invest through payroll deductions or make a direct contribution by rolling over an amount from another 401(k) plan or from a rollover IRA (make arrangements through your employer). If you are investing through an IRA, your IRA trustee or custodian is responsible for properly transmitting your purchase order to State Street, the LifePath Portfolios' custodian, transfer agent and dividend disbursing agent. Your plan or IRA may impose an earlier deadline for purchase or redemption orders than the LifePath Portfolios, as described below.

o TAX-DEFERRED INVESTOR. Invest through a custodian as provided in your benefit plan documents. Your custodian, plan sponsor or administrator is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline for purchase and redemption orders than the LifePath Portfolios, as described below.

You may purchase LifePath Portfolio shares without paying a sales charge. Your purchase order must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) (or if regular trading on the NYSE closes early, at such closing time) on any Business Day to purchase shares at that day's NAV. Orders received after the close of regular trading on the NYSE will be executed on the next Business Day. The LifePath Portfolios are generally open Monday through Friday and are generally closed on weekends and any day on which the NYSE is closed.

Each LifePath Portfolio reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Purchases generally must be made in U.S. dollars. You may be charged for any costs incurred in connection with a purchase order that has been placed but for which the LifePath Portfolio has not received full payment.

HOW TO SELL SHARES

o PLAN PARTICIPANT AND TAX-DEFERRED INVESTOR. Contact your plan sponsor, administrator or custodian, who is responsible for properly transmitting your sale order to State Street.

You may sell LifePath Portfolio shares without paying a sales charge. Your order to sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) (or if regular trading on the NYSE closes early, at such closing time) on any Business Day to sell shares at that day's NAV. Orders received after the close of regular trading on the NYSE will be executed on the next Business Day.

The LifePath Portfolios generally remit the proceeds from a sale the next Business Day after receiving a properly executed order to sell and no longer than seven days after the sale. Each LifePath Portfolio reserves the right to suspend your right of redemption and to delay delivery of your redemption proceeds up to seven days, as permitted under applicable law. Each LifePath Portfolio further reserves the right to automatically redeem your shares and close your account for any reason, subject to applicable law, and send you the proceeds, which would reflect the NAV on the day the LifePath Portfolio automatically redeems your shares. For example, the LifePath Portfolio may automatically redeem your shares to reimburse the LifePath Portfolio for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the LifePath Portfolio's shares as provided from time to time in this Prospectus.

In addition, each LifePath Portfolio reserves the right to send your redemption proceeds in the form of securities from its Master Portfolio.

Upon redemption, the identity of the holder of the account to which the proceeds are being sent may need to be verified.

CALCULATING THE LIFEPATH PORTFOLIOS' SHARE PRICE

Each LifePath Portfolio's share price (also known as a LifePath Portfolio's
NAV) is calculated by dividing the value of the net assets of the LifePath Portfolio (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the LifePath Portfolio, generally rounded to the nearest cent.

Each LifePath Portfolio's NAV is calculated at the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern Time) on any Business Day. If regular trading on the NYSE closes early, the time for calculating each LifePath Portfolio's NAV and the deadline for share transactions will be accelerated to the earlier closing time. The NAV of each LifePath Portfolio is calculated based on the net asset value of the Master Portfolio in which the LifePath Portfolio invests. The LifePath Portfolios' SAI includes a description of the methods for valuing the Master Portfolios' investments, including a description of the circumstances in which the Master Portfolios' investments would be valued using fair value pricing and the effects of using fair value pricing.

LIFEPATH PORTFOLIO DISTRIBUTIONS

The LifePath Portfolios distribute their net investment income to shareholders quarterly. The LifePath Portfolios distribute their net realized capital gains, if any, to shareholders at least annually. Distributions payable to you will be automatically reinvested in additional Class K Shares of your LifePath Portfolio, unless you have elected to receive distribution payments in cash.

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


FREQUENT TRADING IN LIFEPATH PORTFOLIO SHARES

Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on a fund and its shareholders. Depending on various factors, such as the size of the fund's investment portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of the fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a fund's investment portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's net asset value ("market timing").

Each LifePath Portfolio invests only in interests of its Master Portfolio, and the Boards of Trustees of the Master Portfolios and the LifePath Portfolios have each considered the issues of frequent trading and market timing. The Master Portfolios' Board of Trustees has adopted a policy of not monitoring for possible market timing activity because the Master Portfolios' holdings are valued as of the same time that the net asset value of the Master Portfolios is calculated (generally 4:00 p.m. Eastern time), which eliminates the potential arbitrage opportunity presented by a lag between a change in the value of the Master Portfolios' holdings and the reflection of that change in the Master Portfolios' respective net asset values. The Master Portfolios' Board of Trustees has not adopted a policy of monitoring for other forms of frequent trading because daily flows into and out of the Master Portfolios are aggregated, and the process of aggregation is expected to reduce the potential for frequent trading to disrupt the implementation of the Master Portfolios' investment strategies.

The Trust's Board of Trustees has not adopted a policy of monitoring for market timing or other frequent trading activity in the LifePath Portfolios in light of the nature of the LifePath Portfolios' investment in Master Portfolios, the policies of the Master Portfolios, as described in the preceding paragraphs, and the historical nature of flows into and out of the LifePath Portfolios.

BTC's ability to monitor trades that are placed by participants in plans that are shareholders in the LifePath Portfolios or other shareholders in the LifePath Portfolios that trade through omnibus accounts maintained by intermediaries will be severely limited to the extent BTC does not receive transaction information showing individual investment decisions. Upon request by the LifePath Portfolios, intermediaries are required to provide certain transaction information that may enable the LifePath Portfolios to identify trading activity that is potentially harmful to the LifePath Portfolios. The LifePath Portfolios may, but do not have the obligation to, respond to any potentially harmful trading activity that is identified. In the event any potentially harmful trading activity is identified, responses may include the imposition of trading restrictions, the rejection of purchases, or such other steps the LifePath Portfolios determine are appropriate. Intermediaries' ability to impose restrictions on the trading practices of their clients may, however, be affected by legal or technological limitations.

The LifePath Portfolios may from time to time implement various methods that the LifePath Portfolios believe are appropriate to deter market timing, frequent trading or other activity that may be detrimental to the LifePath Portfolios or long-term investors in the LifePath Portfolios. There is no assurance that any such methods will prevent such detrimental trading activity.

TAXES
--------------------------------------------------------------------------------
The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this Prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the LifePath Portfolios and their U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the SAI for additional U.S. federal income tax information.

Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), generally are not subject to U.S. federal income tax on fund dividends or distributions or on sales of LifePath Portfolio shares. However, in the case of LifePath Portfolio shares held through a non-qualified deferred compensation plan, fund dividends and distributions received by the plan and sales of LifePath Portfolio shares by the plan generally will be taxable to the employer sponsoring such plan in accordance with U.S. federal income tax laws governing deferred compensation plans.

A plan participant whose retirement plan invests in LifePath Portfolio shares generally is not taxed on LifePath Portfolio dividends or distributions received by the plan or on sales of LifePath Portfolio shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan generally are taxable to plan participants as ordinary income. Special rules may also apply to such distributions. Plan participants should contact their own tax advisers for more information.

You must provide your correct social security number or other taxpayer identification number to the LifePath Portfolio along with any certifications required by the Internal Revenue Service when you open an account.

MASTER/FEEDER MUTUAL FUND STRUCTURE
--------------------------------------------------------------------------------
The LifePath Portfolios do not have their own investment adviser. Instead, each LifePath Portfolio invests all of its assets in a separate mutual fund, called a Master Portfolio, that has an investment objective, strategies and policies substantially identical to the LifePath Portfolio. BFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the LifePath Portfolios.

FEEDER FUND EXPENSES

Feeder funds, including the LifePath Portfolios, bear their respective Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

FEEDER FUND RIGHTS

Under the master/feeder structure, the Trust's Board of Trustees retains the right to withdraw a LifePath Portfolio's assets from its Master Portfolio if it believes doing so is in the best interests of the LifePath Portfolio's shareholders. If the Board of Trustees decides to withdraw a LifePath Portfolio's assets, it would then consider whether the LifePath Portfolio should hire its own investment adviser, invest in another master portfolio or take other action.

FUND OF FUNDS

The Master Portfolios do not invest directly in a portfolio of securities. Instead, they invest in the Underlying Money Market Fund and other Underlying Funds that are also advised by BFA. Each Master Portfolio charges for its own direct expenses, in addition to bearing a PRO RATA share of the expenses charged by the Underlying Funds in which it invests.

CONFLICTS OF INTEREST
--------------------------------------------------------------------------------
BFA wants you to know that there are certain entities with which BFA has relationships that may give rise to conflicts of interest, or the appearance of conflicts of interest. These entities include the following: BFA's affiliates (including BlackRock and PNC and each of their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the "Affiliates")) and BlackRock's significant shareholders, Merrill Lynch and its affiliates, including BAC (each, a "BAC Entity"), and Barclays Bank PLC and its affiliates, including Barclays PLC (each, a "Barclays Entity") (for convenience the Affiliates, BAC Entities and Barclays Entities are collectively referred to in this section as the "Entities" and each separately is referred to as an "Entity").

The activities of Entities in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the LifePath Portfolios and their shareholders. The Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the LifePath Portfolios. The Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the LifePath Portfolios. One or more of the Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the LifePath Portfolios directly and indirectly invest. Thus, it is likely that the LifePath Portfolios will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Entity performs or seeks to perform investment banking or other services.

One or more Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the LifePath Portfolios and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the LifePath Portfolios, including in securities issued by other open-end and closed-end investment management companies, including investment companies that are affiliated with the LifePath Portfolios and BFA to the extent permitted under the 1940 Act. The trading activities of these Entities are carried out without reference to positions held directly or indirectly by the LifePath Portfolios and may result in an Entity having positions that are adverse to those of the LifePath Portfolios.

No Entity is under any obligation to share any investment opportunity, idea or strategy with the LifePath Portfolios. As a result, an Entity may compete with the LifePath Portfolios for appropriate investment opportunities. As a result of this and several other factors, the results of the LifePath Portfolios' investment activities may differ from those of an Entity and of other accounts managed by an Entity, and it is possible that the LifePath Portfolios could sustain losses during periods in which one or more Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

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


The LifePath Portfolios may, from time to time, enter into transactions in which an Entity or an Entity's other clients have an adverse interest. Furthermore, transactions undertaken by Entity-advised clients may adversely impact the LifePath Portfolios. Transactions by one or more Entity-advised clients or BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the LifePath Portfolios.

An Entity may maintain securities indexes as part of their product offerings. Index based funds seek to track the performance of securities indexes and may use the name of the index in the fund name. Index providers, including Entities, may be paid licensing fees for use of their indexes or index names. Entities will not be obligated to license their indexes to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with the Entities will be as favorable as those terms offered to other index licensees.

The LifePath Portfolios' activities may be limited because of regulatory restrictions applicable to one or more Entities, and/or their internal policies designed to comply with such restrictions. In addition, the LifePath Portfolios may invest in securities of companies with which an Entity has or is trying to develop investment banking relationships or in which an Entity has significant debt or equity investments. The LifePath Portfolios also may invest in securities of companies for which an Entity provides or may some day provide research coverage. An Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the LifePath Portfolios or who engage in transactions with or for the LifePath Portfolios, and may receive compensation for such services. The LifePath Portfolios may also make brokerage and other payments to Entities in connection with the LifePath Portfolios' portfolio investment transactions.

Under a securities lending program approved by the Trust's Board of Trustees, the LifePath Portfolios have retained an Affiliate of BFA to serve as the securities lending agent for the LifePath Portfolios to the extent that the LifePath Portfolios participate in the securities lending program. For these services, the lending agent may receive a fee from the LifePath Portfolios, including a fee based on the returns earned on the LifePath Portfolios' investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the LifePath Portfolios may lend its portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the LifePath Portfolios and their shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest.

ANTI-MONEY LAUNDERING REQUIREMENTS

The LifePath Portfolios are subject to the USA PATRIOT Act (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a LifePath Portfolio may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The LifePath Portfolios reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow the LifePath Portfolios to verify their identity. The LifePath Portfolios also reserve the right to redeem any amounts in a LifePath Portfolio from persons whose identity it is unable to verify on a timely basis. It is the LifePath Portfolios' policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Financial Highlights
--------------------------------------------------------------------------------
The financial highlights tables in this section are intended to help investors understand the financial performance of the Class K Shares of the LifePath Portfolio since inception. Certain information reflects financial results for a single Class K Share of the LifePath Portfolio. The total returns in the tables represent the rate of return that an investor would have earned (or lost) on an investment in Class K Shares of the LifePath Portfolio, assuming reinvestment of all distributions. The information has been audited by __________, whose report, along with each LifePath Portfolio's financial statements, is included in each LifePath Portfolio's annual report. You may obtain copies of the annual report, at no cost, by calling 1-800-882-0052 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time.

LIFEPATH RETIREMENT PORTFOLIO - CLASS K SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

[To Be Updated By Amendment]

LIFEPATH 2020 PORTFOLIO - CLASS K SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

[To Be Updated By Amendment]

LIFEPATH 2030 PORTFOLIO - CLASS K SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

[To Be Updated By Amendment]

LIFEPATH 2040 PORTFOLIO - CLASS K SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

[To Be Updated By Amendment]

LIFEPATH 2050 PORTFOLIO - CLASS K SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

[To Be Updated By Amendment]

DISCLAIMERS
--------------------------------------------------------------------------------
The iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P Small Cap 600 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and the iShares S&P North America Natural Resources Sector Index Fund (the "iShares S&P Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's or its affiliates. Standard & Poor's and its affiliates make no representation or warranty, express or implied, to the owners of shares of the iShares S&P Funds or any member of the public regarding the advisability of investing in securities generally or in iShares S&P Funds particularly or the ability of the Standard & Poor's Indexes to track general stock market performance. Standard & Poor's and its affiliates' only relationship to the iShares Trust (as used in these Disclaimers, the "Trust"), BTC and BFA is the licensing of certain trademarks and trade names of Standard & Poor's and its affiliates and of the Standard & Poor's Indexes, which are determined, composed and calculated by Standard & Poor's and its affiliates without regard to the Trust, BTC, BFA or the iShares S&P Funds. Standard & Poor's and its affiliates have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares S&P Funds into consideration in determining, composing or calculating the Standard & Poor's Indexes. Standard & Poor's and its affiliates are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares S&P Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares S&P Funds are to be converted into cash. Standard & Poor's and its affiliates have no obligation or liability in connection with the administration, marketing or trading of the iShares S&P Funds. Standard &
Poor's and its affiliates do not guarantee the accuracy or the completeness of the Standard & Poor's Indexes or any data included therein and Standard &
Poor's and its affiliates shall have no liability for any errors, omissions, or interruptions therein. Standard & Poor's and its affiliates make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares S&P Funds or any other person or entity from the use of the Standard & Poor's Indexes or any data included therein. Standard & Poor's and its affiliates make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Standard & Poor's Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Standard & Poor's and its affiliates have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Standard & Poor's Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares Russell Midcap Index Fund and the iShares Russell 2000 Index Fund (the "iShares Russell Funds") are not sponsored, endorsed, sold or promoted by Russell Investment Group. Russell Investment Group makes no representation or warranty, express or implied, to the owners of shares of the iShares Russell Funds or any member of the public regarding the advisability of investing in securities generally or in the iShares Russell Funds particularly or the ability of the Russell Indexes to track general stock market performance. Russell Investment Group's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Russell Investment Group's and of the Russell Indexes, which are determined, composed, and calculated by Russell Investment Group without regard to the Trust, BTC, BFA or the iShares Russell Funds. Russell Investment Group has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Russell Funds into consideration in determining, composing or calculating the Russell Indexes. Russell Investment Group is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Russell Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Russell Funds are to be converted into cash. Russell Investment Group has no obligation or liability in connection with the administration, marketing or trading of the iShares Russell Funds. Russell Investment Group does not guarantee the accuracy or the completeness of the Russell Indexes or any data included therein and Russell Investment Group shall have no liability for any errors, omissions, or interruptions therein. Russell Investment Group makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Russell Funds or any other person or entity from the use of the Russell Indexes or any data included therein. Russell Investment Group makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Russell Investment Group have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Russell Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers. Cohen & Steers makes no representation or warranty, express or implied, to the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares Cohen & Steers Realty Majors Index Fund particularly or the ability of the Cohen & Steers Realty Majors Index to track general stock market performance. Cohen & Steers' only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Cohen & Steers and of the Cohen & Steers Realty Majors Index, which is determined, composed and calculated by Cohen & Steers without regard to the Trust, BTC, BFA or the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund into consideration in determining, composing or calculating the Cohen & Steers Realty Majors Index. Cohen & Steers is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Cohen & Steers Realty Majors Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Cohen & Steers Realty Majors Index Fund are to be converted into cash. Cohen & Steers has no obligation or liability in connection with the administration, marketing or trading of the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers does not guarantee the accuracy or the completeness of the Cohen & Steers Realty Majors Index or any data included therein and Cohen & Steers shall have no liability for any errors, omissions, or interruptions therein. Cohen & Steers makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any other person or entity from the use of the Cohen & Steers Realty Majors Index or any data included therein. Cohen & Steers makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Cohen & Steers Realty Majors Index or any data included therein. Without limiting any of the foregoing, in no event shall Cohen & Steers have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Cohen & Steers Realty Majors Index or any data included therein, even if notified of the possibility of such damages.

The iShares JPMorgan USD Emerging Markets Bond Fund is not sponsored, endorsed, sold or promoted by JPMorgan. JPMorgan makes no representation or warranty, express or implied, to the owners of shares of the iShares JPMorgan USD Emerging Markets Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares JPMorgan USD Emerging Markets Bond Fund particularly or the ability of the JPMorgan EMBI Global Core Index to track general bond market performance. JPMorgan's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of JPMorgan and of the JPMorgan EMBI Global Core Index which is determined, composed and calculated by JPMorgan without regard to the Trust, BTC, BFA or the iShares JPMorgan USD Emerging Markets Bond Fund. JPMorgan has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares JPMorgan USD Emerging Markets Bond Fund into consideration in determining, composing or calculating the JPMorgan EMBI Global Core Index. JPMorgan is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares JPMorgan USD Emerging Markets Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares JPMorgan USD Emerging Markets Bond Fund are to be converted into cash. JPMorgan has no obligation or liability in connection with the administration, marketing or trading of the iShares JPMorgan USD Emerging Markets Bond Fund. JPMorgan does not guarantee the accuracy or the completeness of the JPMorgan EMBI Global Core Index or any data included therein and JPMorgan shall have no liability for any errors, omissions, or interruptions therein. JPMorgan makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the JPMorgan USD Emerging Markets Bond Fund or any other person or entity from the use of the JPMorgan EMBI Global Core Index or any data included therein. JPMorgan makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the JPMorgan EMBI Global Core Index or any data included therein. Without limiting any of the foregoing, in no event shall JPMorgan have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the JPMorgan EMBI Global Core Index or any data included therein, even if notified of the possibility of such damages.

The iShares iBoxx $ High Yield Corporate Bond Fund is not sponsored, endorsed, sold or promoted by IIC. IIC makes no representation or warranty, express or implied, to the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares iBoxx $ High Yield Corporate Bond Fund particularly or the ability of the iBoxx $ Liquid High Yield Index to track the general stock market performance. IIC's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of IIC and of the iBoxx $ Liquid High Yield Index which is determined, composed and calculated by IIC without regard to the Trust, BTC, BFA or the iShares iBoxx $ High Yield Corporate Bond Fund. IIC has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund into consideration in determining, composing or calculating the iBoxx $ Liquid High Yield Index. IIC is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares iBoxx
$ High Yield Corporate Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares iBoxx $ High Yield Corporate Bond Fund are to be converted into cash. IIC has no obligation or liability in connection with the administration, marketing or trading of the iShares iBoxx $ High Yield Corporate Bond Fund. IIC does not guarantee the accuracy or the completeness of the iBoxx $ Liquid High Yield Index or any data included therein and IIC shall have no liability for any errors, omissions, or interruptions therein. IIC makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any other person or entity from the use of the iBoxx $ Liquid High Yield Index or any data included therein. IIC makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the iBoxx $ Liquid High Yield Index or any data included therein. Without limiting any of the foregoing, in no event shall IIC have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the iBoxx $ Liquid High Yield Index or any data included therein, even if notified of the possibility of such damages.

The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund is not sponsored, endorsed, sold or promoted by FTSE Licensor Parties. None of the FTSE Licensor Parties makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index and/or the figure at which the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index stands at any particular time on any particular day or otherwise. The FTSE Licensor Parties' only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of the FTSE Licensor Parties and of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index, which is determined, composed and calculated by the FTSE Licensor Parties without regard to the Trust, BTC, BFA or the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund into consideration in determining, composing or calculating the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index. The FTSE Licensor Parties are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund are to be converted into cash. The FTSE Licensor Parties have no obligation or liability in connection with the administration, marketing or trading of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties do not guarantee the accuracy or the completeness of the FTSE EPRA/

NAREIT Developed Real Estate ex-U.S. Index or any data included therein and the FTSE Licensor Parties shall have no liability for any errors, omissions, or interruptions therein. The FTSE Licensor Parties make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund or any other person or entity from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein. The FTSE Licensor Parties make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein. Without limiting any of the foregoing, in no event shall the FTSE Licensor Parties have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein, even if notified of the possibility of such damages.

The iShares MSCI Canada Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund (the "iShares MSCI Index Funds") are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of the iShares MSCI Index Funds or any member of the public regarding the advisability of investing in funds generally or in the iShares MSCI Index Funds particularly or the ability of the MSCI Indexes to track general stock market performance. MSCI is the licensor of certain trademarks, servicemarks and trade names of MSCI and of the MSCI Indexes, which are determined, composed and calculated by MSCI without regard to the Trust, iShares, Inc., BTC, BFA or the iShares MSCI Index Funds. MSCI has no obligation to take the needs of BTC, BFA or the owners of the iShares MSCI Index Funds into consideration in determining, composing or calculating the MSCI Indexes. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the iShares MSCI Index Funds to be issued or in the determination or calculation of the equation by which the iShares MSCI Index Funds are redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of the iShares MSCI Index Funds in connection with the administration, marketing or trading of the iShares MSCI Index Funds. Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI Indexes from sources which MSCI considers reliable, neither MSCI nor any other party guarantees the accuracy and/or the completeness of the MSCI Indexes or any data included therein. Neither MSCI nor any other party makes any warranty, express or implied, as to results to be obtained by a licensee, licensee's customers and counterparties, the owners of the iShares MSCI Index Funds or any other person or entity from the use of the MSCI Indexes or any data included hereunder or for any other use. Neither MSCI nor any other party makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the MSCI Indexes or any data included therein. Without limiting any of the foregoing, in no event shall MSCI or any other party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund (collectively, the "Barclays Capital Funds") are not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of shares of the Barclays Capital Funds or any member of the public regarding the advisability of investing in securities generally or in the Barclays Capital Funds particularly or the ability of the Barclays Capital Funds' underlying indexes (the "Underlying Indexes") to track general bond market performance. Barclays Capital's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of

Barclays Capital and of the Underlying Indexes, which are determined, composed and calculated by Barclays Capital without regard to the Trust, BTC, BFA or the Barclays Capital Funds. Barclays Capital has no obligation to take the needs of BTC, BFA or the owners of shares of the Barclays Capital Funds into consideration in determining, composing or calculating the Underlying Indexes. Barclays Capital is not responsible for and has not participated in the determination of the prices and amount of shares of the Barclays Capital Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Barclays Capital Funds are to be converted into cash. Barclays Capital has no obligation or liability in connection with the administration, marketing or trading of the Barclays Capital Funds. Barclays Capital does not guarantee the accuracy or the completeness of the Underlying Indexes or any data included therein and Barclays Capital shall have no liability for any errors, omissions or interruptions therein. Barclays Capital makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the Barclays Capital Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. Barclays Capital makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Barclays Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Underlying Indexes or any data included therein, even if notified of the possibility of such damages.

BFA does not guarantee the accuracy or the completeness of any underlying index or any data included therein and BFA shall have no liability for any errors, omissions, or interruptions therein.

BFA makes no warranty, express or implied, to the owners of shares of the iShares funds or to any other person or entity as to results to be obtained by the series of the Trust from the use of any underlying index or any data included therein. BFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any underlying index or any data included therein. Without limiting any of the foregoing, in no event shall BFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the LifePath Portfolios is available at no charge upon request. This information includes:

ANNUAL/SEMI-ANNUAL REPORTS
These reports contain additional information about each of the LifePath Portfolio's investments. The annual report describes the LifePath Portfolio's performance, lists portfolio holdings, and discusses recent market conditions, economic trends and LifePath Portfolio investment strategies that significantly affected the LifePath Portfolio's performance for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information, dated _____, 2010, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each LifePath Portfolios, may be obtained free of charge, along with each LifePath Portfolios' annual and semi-annual reports, by calling (800) 882-0052. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

QUESTIONS
If you have any questions about the LifePath Portfolios, please:

Call:       1-800-882-0052 (toll free)
            Monday through Friday
            8:30 a.m. to 6:30 p.m. (Eastern time)

WORLD WIDE WEB
The LifePath Portfolios do not have a fund website, but the LifePath Portfolios' annual and semi-annual shareholder reports, Prospectuses and SAI are available free of charge online at the SEC's website WWW.SEC.GOV.

WRITTEN CORRESPONDENCE

Write:       BlackRock Funds III
             c/o SEI Investments Distribution Co.
             One Freedom Valley Drive, Oaks, PA 19456

PORTFOLIO CHARACTERISTICS AND HOLDINGS
A description of the LifePath Portfolios' policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

SECURITIES AND EXCHANGE COMMISSION
You may also view and copy public information about a LifePath Portfolio, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address:publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM INFORMATION CONTAINED IN THIS PROSPECTUS.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE # 811-07332

[GRAPHIC APPEARS HERE]

___-_____-____

EQUITIES  FIXED INCOME  REAL ESTATE
 LIQUIDITY  ALTERNATIVES BLACKROCK SOLUTIONS

[GRAPHIC APPEARS HERE]

BLACKROCK FUNDS III
     LIFEPATH(Reg. TM) PORTFOLIOS

CLASS R SHARES PROSPECTUS | ______________, 2010

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

PORTFOLIO                                                     TICKER SYMBOL
---------------------------------------------------------     --------------
LifePath(Reg. TM) Retirement Portfolio - Class R Shares               _____
LifePath 2020 Portfolio(Reg. TM) - Class R Shares                     _____
LifePath 2030 Portfolio(Reg. TM) - Class R Shares                     _____
LifePath 2040 Portfolio(Reg. TM) - Class R Shares                     _____
LifePath(Reg. TM) 2050 Portfolio - Class R Shares                     _____

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                               Table of Contents
--------------------------------------------------------------------------------

                                                             LIFEPATH PORTFOLIO

  KEY FACTS AND DETAILS ABOUT THE LIFEPATH PORTFOLIOS, INCLUDING
OVERVIEW
  INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, RISK FACTORS, FEE AND
  EXPENSE INFORMATION, AND HISTORICAL PERFORMANCE INFORMATION
  LIFEPATH RETIREMENT PORTFOLIO.....................................  1
  LIFEPATH 2020 PORTFOLIO...........................................  7
  LIFEPATH 2030 PORTFOLIO........................................... 13
  LIFEPATH 2040 PORTFOLIO........................................... 19
  LIFEPATH 2050 PORTFOLIO........................................... 25

                                          DETAILS ABOUT THE LIFEPATH PORTFOLIOS

  INVESTMENT TIME HORIZONS.......................................... 31
  A FURTHER DISCUSSION OF PRINCIPAL INVESTMENT STRATEGIES........... 32
  A FURTHER DISCUSSION OF RISK FACTORS.............................. 39

                                          MANAGEMENT OF THE LIFEPATH PORTFOLIOS

  INVESTMENT ADVISER................................................ 44
  PORTFOLIO MANAGERS................................................ 44
  ADMINISTRATIVE SERVICES........................................... 45
  DETAILS ABOUT THE SHARE CLASS..................................... 45
  ACCOUNT SERVICES AND PRIVILEGES................................... 46
  LIFEPATH PORTFOLIOS' RIGHTS....................................... 46
  SHAREHOLDER INFORMATION........................................... 47
  MASTER/FEEDER MUTUAL FUND STRUCTURE............................... 50
  CONFLICTS OF INTEREST............................................. 50
  FINANCIAL HIGHLIGHTS.............................................. 53
  DISCLAIMERS....................................................... 58

     FOR MORE INFORMATION   ADDITIONAL INFORMATION............BACK COVER

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

LifePath Retirement Portfolio
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH RETIREMENT PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The LifePath Retirement Portfolio of BlackRock Funds III (the "Trust") is managed for investors seeking income and moderate long-term growth of capital. The LifePath Retirement Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE LIFEPATH RETIREMENT PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class R Shares of the LifePath Retirement Portfolio. The expenses are deducted from the LifePath Retirement Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class R Shares that would be in addition to the fees and expenses shown here.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                           0.35%
 Distribution and/or Service (12b-1) Fees                                                     0.50%
 Other Expenses                                                                               ____%
  Administration Fees                                                                         0.50%
  Independent Expenses(2)                                                                     ____%
 Acquired Fund Fees and Expenses (Underlying Funds)(3)                                        ____%
 Total Annual Class Operating Expenses(1)(2)(3)(4)                                            ____%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                             (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                       ____%
 Reimbursements(1)(2)(4)(5)

-------
(1) BlackRock Fund Advisors ("BFA") (formerly Barclays Global Fund Advisors), the investment adviser to the LifePath Retirement Master Portfolio (the "Master Portfolio"), has contractually agreed to waive its management fee at the Master Portfolio level in an amount equal to the advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(2) "Independent Expenses" consists of those fees and expenses of the Independent Trustees of the LifePath Retirement Portfolio and the Master Portfolio, counsel to the Independent Trustees of the LifePath Retirement Portfolio and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the LifePath Retirement Portfolio and the Master Portfolio that are allocable to the Class R Shares of the LifePath Retirement Portfolio. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly Barclays Global Investors, N.A.), and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class R Shares of the LifePath Retirement Portfolio and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(3) "Acquired Fund Fees and Expenses (Underlying Funds)" reflect the LifePath Retirement Portfolio's pro rata share of the fees and expenses incurred by investing in the Underlying Funds.

(4) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of the Class R Shares of the LifePath Retirement Portfolio and its corresponding Master Portfolio and also reflect a weighted average of the total operating expense ratios of the Underlying Funds in which the Master Portfolio invests.

(5) The LifePath Retirement Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Class R Shares of the LifePath Retirement Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the LifePath Retirement Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the LifePath Retirement Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS       5 YEARS       10 YEARS
          $  ___       $  ___        $  ___        $   ___

PORTFOLIO TURNOVER

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect the LifePath Retirement Portfolio's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was __% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE LIFEPATH RETIREMENT PORTFOLIO
--------------------------------------------------------------------------------
The LifePath Retirement Portfolio invests all of its assets in a corresponding Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy. The LifePath Retirement Portfolio is one of a group of funds with different allocations.

The LifePath Retirement Portfolio is designed for investors seeking current income and moderate long-term growth of capital. As of March 31, 2010, the LifePath Retirement Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in real estate investment trusts ("REITs"), foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is based on a common stock or a group of common stocks. Because the LifePath Retirement Portfolio is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the LifePath Retirement Portfolio's risk profile.

SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE LIFEPATH RETIREMENT PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the LifePath Retirement Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath Retirement Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath Retirement Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath Retirement Portfolio.

o ALLOCATION RISK - The LifePath Retirement Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath Retirement Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

o BOND INVESTMENT RISK - The value of your investment is also subject to bond investment risks, including extension risk, which is the risk that borrowers may extend the prepayment of their mortgages or loans for longer periods than expected, thereby affecting the secruity's average life and, potentially, its yield and prepayment risk, which is the risk that borrowers may prepay their mortgages or loans faster than expected, thereby affecting the security's average life and, potentially, its yield.

o CONCENTRATION RISK - The LifePath Retirement Portfolio's strategy of concentrating in securities of companies, a particular market industry, group of industries, sector or asset class, country, regions or group of countries means that its performance will be closely tied to the performance of a particular market segment. The LifePath Retirement Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath Retirement Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

o DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Retirement Portfolio's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

o DERIVATIVE SECURITIES RISK - The LifePath Retirement Portfolio's use of derivatives may reduce the LifePath Retirement Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Retirement Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

o EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o FOREIGN SECURITIES RISKS - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath Retirement Portfolio will lose money. These risks include:

 o The LifePath Retirement Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

 o Changes in foreign currency exchange rates can affect the value of the LifePath Retirement Portfolio's portfolio.

 o The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

 o The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

 o Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

 o Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath Retirement Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

o REAL ESTATE-RELATED SECURITIES RISK - The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath Retirement Portfolio's real estate-related investments are concentrated in one geographic area or in one property type, the LifePath Retirement Portfolio will be particularly subject to the risks associated with that area or property type.

o SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Retirement Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath Retirement Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Retirement Portfolio.

The LifePath Retirement Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in Class I Shares of the LifePath Retirement Portfolio by showing the changes in their performance from year to year. Although Class I Shares are not offered in this Prospectus, the returns for Class I Shares are provided herein because the Class R Shares offered in this Prospectus are expected to have substantially similar annual returns since the Class I and Class R Shares are invested in the same Master Portfolios. ANNUAL RETURNS FOR THE CLASS R SHARES WOULD DIFFER FROM ANNUAL RETURNS FOR THE CLASS I SHARES BECAUSE THE CLASS R SHARES ARE EXPECTED TO HAVE HIGHER EXPENSES THAN THE CLASS I SHARES. The bar chart shows the returns for Class I Shares of the LifePath Retirement Portfolio for each of the last ten calendar years. The average annual total return table compares the average annual total returns (before and after taxes) of Class I Shares of the LifePath Retirement Portfolio to those of a corresponding index for various periods of time. Effective March 15, 2004, the returns for Class I Shares of the LifePath Retirement Portfolio reflect its Master Portfolio's investment in Underlying Funds. For all periods prior to March 15, 2004, the returns for Class I Shares of the LifePath Retirement Portfolio reflect the direct investment by its Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. In addition, as of December 31, 2003, BFA made certain changes to its asset allocation strategies for the LifePath Retirement Portfolio, including a change to the frequency with which the LifePath Retirement Portfolio's respective holdings were rebalanced among asset classes from monthly to quarterly. How the LifePath Retirement Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

LIFEPATH RETIREMENT PORTFOLIO - CLASS I SHARES

                 ANNUAL TOTAL RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2000     4.73%
2001     3.60%
2002    -2.70%
2003    11.95%
2004     6.35%
2005     4.32%
2006     8.80%
2007     4.50%
2008   -15.04%
2009    ____

During the periods shown in the bar chart, the highest return for a quarter was ____% (quarter ended ____) and the lowest return for a quarter was ____% (quarter ended____).

AS OF 12/31/09
AVERAGE ANNUAL TOTAL RETURNS                                                              1 YEAR   5 YEARS   10 YEARS
 LifePath Retirement Portfolio - Class I Shares
  Return Before Taxes                                                                     ____%     ____%      ____%
  Return After Taxes on Distributions                                                     ____%     ____%      ____%
  Return After Taxes on Distributions and Sale of Fund Shares                             ____%     ____%      ____%
 LifePath Retirement Portfolio Custom Benchmark(1) (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%

 S&P 1500 Index (Reflects no deductions for fees, expenses or taxes.)                     ____%     ____%      ____%
 Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex US IMI Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex USA (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
 (Reflects no deductions for fees, expenses or taxes.)                                    ____%     ____%      ____%
 FTSE EPRA/NAREIT Global Real Estate Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 Cohen & Steers Realty Majors Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%

-------
(1) The LifePath Retirement Portfolio's custom benchmark is a hypothetical representation of the performance of the LifePath Retirement Portfolio's asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath Retirement Portfolio's custom benchmark are adjusted quarterly to reflect the LifePath Retirement Portfolio's changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the LifePath Retirement Portfolio's custom benchmark: S&P 500 Index(Reg. TM), S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index (the "Cohen & Steers Index") on July 1, 2008.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). The LifePath Retirement Portfolio's returns after taxes on distributions and sale of LifePath Retirement Portfolio shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of LifePath Retirement Portfolio shares. As a result, the LifePath Retirement Portfolio's returns after taxes on distributions and sale of LifePath Retirement Portfolio shares may exceed the LifePath Retirement Portfolio's returns before taxes and/or returns after taxes on distributions.

BFA and BTC have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the LifePath Retirement Portfolio. When they do so, the LifePath Retirement Portfolio's operating expenses are reduced so that the LifePath Retirement Portfolio's total return is increased. These waivers and reimbursements may be discontinued at any time, except as described above in "Fees and Expenses of the LifePath Retirement Portfolio." In the absence of such waivers and/or reimbursements, the LifePath Retirement Portfolio's total return would be lower.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment manager is BFA.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                      PORTFOLIO
                      MANAGER OF
                      THE MASTER
                      PORTFOLIO
NAME                    SINCE        TITLE
 Dagmar Nikles          2005            Director
 Leslie Gambon          2007            Director
 Alan Mason             2009            Managing Director

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
You may purchase or redeem shares of the LifePath Retirement Portfolio each day the New York Stock Exchange ("NYSE" or "Exchange") is open ("a Business Day"). To purchase or sell shares, you should contact your financial intermediary or financial professional, or, if you hold shares through the LifePath Retirement Portfolio, you should contact the LifePath Retirement Portfolio by phone at
(800) 882-0052 or by mail c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456. The LifePath Retirement Portfolio's initial and subsequent investment minimums generally are as follows, although the LifePath Retirement Portfolio may reduce or waive the minimums in some cases:

                                    CLASS R SHARES
                                    --------------
    Minimum Initial Investment      $1,000 for certain retirement accounts and qualified
                                    employee benefit plans.

    Minimum Additional Investment   No subsequent minimum

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath Retirement Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath Retirement Portfolio shares. The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of the LifePath Retirement Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the LifePath Retirement Portfolio through a broker-dealer or other financial intermediary, the LifePath Retirement
Portfolio and SEI Investments Distribution Co., the LifePath Retirement Portfolio's distributor, or its affiliates may pay the intermediary for the sale of LifePath Retirement Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the LifePath Retirement Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2020 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2020 PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The LifePath 2020 Portfolio of BlackRock Funds III (the "Trust") is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020. The LifePath 2020 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE LIFEPATH 2020 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class R Shares of the LifePath 2020 Portfolio. The expenses are deducted from the LifePath 2020 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class R Shares that would be in addition to the fees and expenses shown here.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                           0.35%
 Distribution and/or Service (12b-1) Fees                                                     0.50%
 Other Expenses                                                                               ____%
  Administration Fees                                                                         0.50%
  Independent Expenses(2)                                                                     ____%
 Acquired Fund Fees and Expenses (Underlying Funds)(3)                                        ____%
 Total Annual Class Operating Expenses(1)(2)(3)(4)                                            ____%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                             (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                       ____%
 Reimbursements(1)(2)(4)(5)

-------
(1) BFA, the investment adviser to the LifePath 2020 Master Portfolio (the "Master Portfolio"), has contractually agreed to waive its management fee at the Master Portfolio level in an amount equal to the advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(2) "Independent Expenses" consists of those fees and expenses of the Independent Trustees of the LifePath 2020 Portfolio and the Master Portfolio, counsel to the Independent Trustees of the LifePath 2020 Portfolio and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the LifePath 2020 Portfolio and the Master Portfolio that are allocable to the Class R Shares of the LifePath 2020 Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class R Shares of the LifePath 2020 Portfolio and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(3) "Acquired Fund Fees and Expenses (Underlying Funds)" reflect the LifePath 2020 Portfolio's pro rata share of the fees and expenses incurred by investing in the Underlying Funds.

(4) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of the Class R Shares of the LifePath 2020 Portfolio and its corresponding Master Portfolio and also reflect a weighted average of the total operating expense ratios of the Underlying Funds in which the Master Portfolio invests.

(5) The LifePath 2020 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Class R Shares of the LifePath 2020 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the LifePath 2020 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the LifePath 2020 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS       5 YEARS       10 YEARS
          $  ___       $  ___        $  ___        $   ___

PORTFOLIO TURNOVER

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect the LifePath 2020 Portfolio's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was __% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE LIFEPATH 2020 PORTFOLIO
--------------------------------------------------------------------------------
The LifePath 2020 Portfolio invests all of its assets in a corresponding Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and the Underlying Funds in proportions based on its own comprehensive investment strategy. The LifePath 2020 Portfolio is one of a group of funds with different allocations.

The LifePath 2020 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2020. As of March 31, 2010, the LifePath 2020 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is based on a common stock or a group of common stocks. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE LIFEPATH 2020 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the LifePath 2020 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath 2020 Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath 2020 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath 2020 Portfolio.

o ALLOCATION RISK - The LifePath 2020 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath 2020 Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

o BOND INVESTMENT RISK - The value of your investment is also subject to bond investment risks, including extension risk, which is the risk that borrowers may extend the prepayment of their mortgages or loans for longer periods than expected, thereby affecting the security's average life and, potentially, its yield and prepayment risk, which is the risk that borrowers may prepay their mortgages or loans faster than expected, thereby affecting the security's average life and, potentially, its yield.

o CONCENTRATION RISK - The LifePath 2020 Portfolio's strategy of concentrating in securities of companies, a particular market industry, group of industries, sector or asset class, countries, regions or groups of countries means that its performance will be closely tied to the performance of a particular market segment. The LifePath 2020 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath 2020 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

o DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath 2020 Portfolio's investment in that issuer.

The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

o DERIVATIVE SECURITIES RISK - The LifePath 2020 Portfolio's use of derivatives may reduce the LifePath 2020 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath 2020 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

o EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o FOREIGN SECURITIES RISKS - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath 2020 Portfolio will lose money. These risks include:

 o The LifePath 2020 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

 o Changes in foreign currency exchange rates can affect the value of the LifePath 2020 Portfolio's portfolio.

 o The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

 o The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

 o Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

 o Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath 2020 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

o REAL ESTATE-RELATED SECURITIES RISK - The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath 2020 Portfolio's real estate-related investments are concentrated in one geographic area or in one property type, the LifePath 2020 Portfolio will be particularly subject to the risks associated with that area or property type.

o SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath 2020 Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath 2020 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath 2020 Portfolio.

The LifePath 2020 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in Class I Shares of the LifePath 2020 Portfolio by showing the changes in their performance from year to year. Although Class I Shares are not offered in this Prospectus, the returns for Class I Shares are provided herein because the Class R Shares offered in this Prospectus are expected to have substantially similar annual returns since the Class I and Class R Shares are invested in the same Master Portfolios. ANNUAL RETURNS FOR THE CLASS R SHARES WOULD DIFFER FROM ANNUAL RETURNS FOR THE CLASS I SHARES BECAUSE THE CLASS R SHARES ARE EXPECTED TO HAVE HIGHER EXPENSES THAN THE CLASS I SHARES. The bar chart shows the returns for Class I Shares of the LifePath 2020 Portfolio for each of the last ten calendar years. The average annual total return table compares the average annual total returns (before and after taxes) of Class I Shares of the LifePath 2020 Portfolio to those of a corresponding index for various periods of time. Effective March 15, 2004, the returns for Class I Shares of the LifePath 2020 Portfolio reflect its Master Portfolio's investment in Underlying Funds. For all periods prior to March 15, 2004, the returns for Class I Shares of the LifePath 2020 Portfolio reflect the direct investment by its Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. In addition, as of December 31, 2003, BFA made certain changes to its asset allocation strategies for the LifePath 2020 Portfolio, including a change to the frequency with which the LifePath 2020 Portfolio's respective holdings were rebalanced among asset classes from monthly to quarterly. How the LifePath 2020 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

LIFEPATH 2020 PORTFOLIO - CLASS I SHARES

                    ANNUAL RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2000    -3.74%
2001    -6.42%
2002   -12.59%
2003    20.61%
2004     9.27%
2005     6.54%
2006    13.01%
2007     3.34%
2008   -25.42%
2009     ____

During the periods shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

AS OF 12/31/09
AVERAGE ANNUAL TOTAL RETURNS                                                              1 YEAR   5 YEARS   10 YEARS
 LifePath 2020 Portfolio - Class I Shares
  Return Before Taxes                                                                     ____%     ____%      ____%
  Return After Taxes on Distributions                                                     ____%     ____%      ____%
  Return After Taxes on Distributions and Sale of Fund Shares                             ____%     ____%      ____%
 LifePath 2020 Portfolio Custom Benchmark(1) (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%

 S&P 1500 Index (Reflects no deductions for fees, expenses or taxes.)                     ____%     ____%      ____%
 Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex US IMI Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex USA (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
 (Reflects no deductions for fees, expenses or taxes.)                                    ____%     ____%      ____%
 FTSE EPRA/NAREIT Global Real Estate Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 Cohen & Steers Realty Majors Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%

-------
(1) The LifePath 2020 Portfolio's custom benchmark is a hypothetical representation of the performance of the LifePath 2020 Portfolio's asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2020 Portfolio's custom benchmark are adjusted quarterly to reflect the LifePath 2020 Portfolio's changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the LifePath 2020 Portfolio's custom benchmark: S&P 500 Index(Reg. TM), S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The LifePath 2020 Portfolio's returns after taxes on distributions and sale of LifePath 2020 Portfolio shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of LifePath 2020 Portfolio shares. As a result, the LifePath 2020 Portfolio's returns after taxes on distributions and sale of LifePath 2020 Portfolio shares may exceed the LifePath 2020 Portfolio's returns before taxes and/or returns after taxes on distributions.

BFA and BTC have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the LifePath 2020 Portfolio. When they do so, the LifePath 2020 Portfolio's operating expenses are reduced so that the LifePath 2020 Portfolio's total return is increased. These waivers and reimbursements may be discontinued at any time, except as described above in "Fees and Expenses of the LifePath 2020 Portfolio." In the absence of such waivers and/or reimbursements, the LifePath 2020 Portfolio's total return would be lower.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment manager is BFA.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                      PORTFOLIO
                      MANAGER OF
                      THE MASTER
                      PORTFOLIO
NAME                    SINCE        TITLE
 Dagmar Nikles          2005            Director
 Leslie Gambon          2007            Director
 Alan Mason             2009            Managing Director

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
You may purchase or redeem shares of the LifePath 2020 Portfolio each day the NYSE is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if, you hold shares through the LifePath 2020 Portfolio, you should contact the LifePath 2020 Portfolio by phone at (800) 882-0052 or by mail c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456. The LifePath 2020 Portfolio's initial and subsequent investment minimums generally are as follows, although the LifePath 2020 Portfolio may reduce or waive the minimums in some cases:

                                    CLASS R SHARES
                                    --------------
    Minimum Initial Investment      $1,000 for certain retirement accounts and qualified
                                    employee benefit plans.

    Minimum Additional Investment   No subsequent minimum

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2020 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2020 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of the LifePath 2020 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the LifePath 2020 Portfolio through a broker-dealer or other financial intermediary, the LifePath 2020 Portfolio and the Distributor or its affiliates may pay the intermediary for the sale of LifePath 2020 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the LifePath 2020 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2030 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2030 PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The LifePath 2030 Portfolio of BlackRock Funds III (the "Trust") is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030. The LifePath 2030 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE LIFEPATH 2030 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class R Shares of the LifePath 2030 Portfolio. The expenses are deducted from the LifePath 2030 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class R Shares that would be in addition to the fees and expenses shown here.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                           0.35%
 Distribution and/or Service (12b-1) Fees                                                     0.50%
 Other Expenses                                                                               ____%
  Administration Fees                                                                         0.50%
  Independent Expenses(2)                                                                     ____%
 Acquired Fund Fees and Expenses (Underlying Funds)(3)                                        ____%
 Total Annual Class Operating Expenses(1)(2)(3)(4)                                            ____%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                             (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                       ____%
 Reimbursements(1)(2)(4)(5)

-------
(1) BFA, the investment adviser to the LifePath 2030 Master Portfolio (the "Master Portfolio"), has contractually agreed to waive its management fee at the Master Portfolio level in an amount equal to the advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(2) "Independent Expenses" consists of those fees and expenses of the Independent Trustees of the LifePath 2030 Portfolio and the Master Portfolio, counsel to the Independent Trustees of the LifePath 2030 Portfolio and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the LifePath 2030 Portfolio and the Master Portfolio that are allocable to the Class R Shares of the LifePath 2030 Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class R Shares of the LifePath 2030 Portfolio and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(3) "Acquired Fund Fees and Expenses (Underlying Funds)" reflect the LifePath 2030 Portfolio's pro rata share of the fees and expenses incurred by investing in the Underlying Funds.

(4) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of the Class R Shares of the LifePath 2030 Portfolio and its corresponding Master Portfolio and also reflect a weighted average of the total operating expense ratios of the Underlying Funds in which the Master Portfolio invests.

(5) The LifePath 2030 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Class R Shares of the LifePath 2030 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the LifePath 2030 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the LifePath 2030 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS       5 YEARS       10 YEARS
          $  ___       $  ___        $  ___        $   ___

PORTFOLIO TURNOVER

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect the LifePath 2030 Portfolio's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was __% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE LIFEPATH 2030 PORTFOLIO
--------------------------------------------------------------------------------
The LifePath 2030 Portfolio invests all of its assets in a corresponding Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and the Underlying Funds in proportions based on its own comprehensive investment strategy. The LifePath 2030 Portfolio is one of a group of funds with different allocations.

The LifePath 2030 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2030. As of March 31, 2010, the LifePath 2030 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is based on a common stock or a group of common stocks. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE LIFEPATH 2030 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the LifePath 2030 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath 2030 Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath 2030 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath 2030 Portfolio.

o ALLOCATION RISK - The LifePath 2030 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath 2030 Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

o BOND INVESTMENT RISK - The value of your investment is also subject to bond investment risks, including extension risk, which is the risk that borrowers may extend the prepayment of their mortgages or loans for longer periods than expected, thereby affecting the security's average life and, potentially, its yield and prepayment risk, which is the risk that borrowers may prepay their mortgages or loans faster than expected, thereby affecting the security's average life and, potentially, its yield.

o CONCENTRATION RISK - The LifePath 2030 Portfolio's strategy of concentrating in securities of companies, a particular market industry, group of industries, sector or asset class, countries, regions or groups of countries means that its performance will be closely tied to the performance of a particular market segment. The LifePath 2030 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath 2030 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

o DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath 2030 Portfolio's investment in that issuer.

The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

o DERIVATIVE SECURITIES RISK - The LifePath 2030 Portfolio's use of derivatives may reduce the LifePath 2030 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath 2030 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

o EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o FOREIGN SECURITIES RISKS - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath 2030 Portfolio will lose money. These risks include:

 o The LifePath 2030 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

 o Changes in foreign currency exchange rates can affect the value of the LifePath 2030 Portfolio's portfolio.

 o The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

 o The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

 o Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

 o Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath 2030 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

o REAL ESTATE-RELATED SECURITIES RISK - The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath 2030 Portfolio's real estate-related investments are concentrated in one geographic area or in one property type, the LifePath 2030 Portfolio will be particularly subject to the risks associated with that area or property type.

o SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath 2030 Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath 2030 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath 2030 Portfolio. The LifePath 2030 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in Class I Shares of the LifePath 2030 Portfolio by showing the changes in their performance from year to year. Although Class I Shares are not offered in this Prospectus, the returns for Class I Shares are provided herein because the Class R Shares offered in this Prospectus are expected to have substantially similar annual returns since the Class I and Class R Shares are invested in the same Master Portfolios. ANNUAL RETURNS FOR THE CLASS R SHARES WOULD DIFFER FROM ANNUAL RETURNS FOR THE CLASS I SHARES BECAUSE THE
CLASS R SHARES ARE EXPECTED TO HAVE HIGHER EXPENSES THAN THE CLASS I SHARES.
The bar chart shows the returns for Class I Shares of the LifePath 2030 Portfolio for each of the last ten calendar years. The average annual total return table compares the average annual total returns (before and after taxes) of Class I Shares of the LifePath 2030 Portfolio to those of a corresponding index for various periods of time. Effective March 15, 2004, the returns for Class I Shares of the LifePath 2030 Portfolio reflect its Master Portfolio's investment in Underlying Funds. For all periods prior to March 15, 2004, the returns for Class I Shares of the LifePath 2030 Portfolio reflect the direct investment by its Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. In addition, as of December 31, 2003, BFA made certain changes to its asset allocation strategies for the LifePath 2030 Portfolio, including a change to the frequency with which the LifePath 2030 Portfolio's respective holdings were rebalanced among asset classes from monthly to quarterly. How the LifePath 2030 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

LIFEPATH 2030 PORTFOLIO - CLASS I SHARES

                 ANNUAL TOTAL RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

1999     16.85%
2000     -5.65%
2001     -9.94%
2002    -15.73%
2003     23.86%
2004     10.78%
2005      7.63%
2006     15.12%
2007      2.64%
2008    -31.03%
2009     ____

During the periods shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

AS OF 12/31/09
AVERAGE ANNUAL TOTAL RETURNS                                                              1 YEAR   5 YEARS   10 YEARS
 LifePath 2030 Portfolio - Class I Shares
  Return Before Taxes                                                                     ____%     ____%      ____%
  Return After Taxes on Distributions                                                     ____%     ____%      ____%
  Return After Taxes on Distributions and Sale of Fund Shares                             ____%     ____%      ____%
 LifePath 2030 Portfolio Custom Benchmark(1) (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%

 S&P 1500 Index (Reflects no deductions for fees, expenses or taxes.)                     ____%     ____%      ____%
 Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex US IMI Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex USA (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
 (Reflects no deductions for fees, expenses or taxes.)                                    ____%     ____%      ____%
 FTSE EPRA/NAREIT Global Real Estate Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 Cohen & Steers Realty Majors Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%

-------
(1) The LifePath 2030 Portfolio's custom benchmark is a hypothetical representation of the performance of the LifePath 2030 Portfolio's asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2030 Portfolio's custom benchmark are adjusted quarterly to reflect the LifePath 2030 Portfolio's changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the LifePath 2030 Portfolio's custom benchmark: S&P 500 Index(Reg. TM), S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The LifePath 2030 Portfolio's returns after taxes on distributions and sale of LifePath 2030 Portfolio shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of LifePath 2030 Portfolio shares. As a result, the LifePath 2030 Portfolio's returns after taxes on distributions and sale of LifePath 2030 Portfolio shares may exceed the LifePath 2030 Portfolio's returns before taxes and/or returns after taxes on distributions.

BFA and BTC have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the LifePath 2030 Portfolio. When they do so, the LifePath 2030 Portfolio's operating expenses are reduced so that the LifePath 2030 Portfolio's total return is increased. These waivers and reimbursements may be discontinued at any time, except as described above in "Fees and Expenses of the LifePath 2030 Portfolio." In the absence of such waivers and/or reimbursements, the LifePath 2030 Portfolio's total return would be lower.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment manager is BFA.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                      PORTFOLIO
                      MANAGER OF
                      THE MASTER
                      PORTFOLIO
NAME                    SINCE        TITLE
 Dagmar Nikles          2005            Director
 Leslie Gambon          2007            Director
 Alan Mason             2009            Managing Director

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
You may purchase or redeem shares of the LifePath 2030 Portfolio each day the NYSE is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if, you hold shares through the LifePath 2030 Portfolio, you should contact the LifePath 2030 Portfolio by phone at (800) 882-0052 or by mail c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456. The LifePath 2030 Portfolio's initial and subsequent investment minimums generally are as follows, although the LifePath 2030 Portfolio may reduce or waive the minimums in some cases:

                                    CLASS R SHARES
                                    --------------
    Minimum Initial Investment      $1,000 for certain retirement accounts and qualified
                                    employee benefit plans.

    Minimum Additional Investment   No subsequent minimum

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2030 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2030 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of the LifePath 2030 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the LifePath 2030 Portfolio through a broker-dealer or other financial intermediary, the LifePath 2030 Portfolio and the Distributor or its affiliates may pay the intermediary for the sale of LifePath 2030 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the LifePath 2030 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2040 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2040 PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The LifePath 2040 Portfolio of BlackRock Funds III (the "Trust") is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040. The LifePath 2040 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE LIFEPATH 2040 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class R Shares of the LifePath 2040 Portfolio. The expenses are deducted from the LifePath 2040 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class R Shares that would be in addition to the fees and expenses shown here.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                           0.35%
 Distribution and/or Service (12b-1) Fees                                                     0.50%
 Other Expenses                                                                               ____%
  Administration Fees                                                                         0.50%
  Independent Expenses(2)                                                                     ____%
 Acquired Fund Fees and Expenses (Underlying Funds)(3)                                        ____%
 Total Annual Class Operating Expenses(1)(2)(3)(4)                                            ____%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                             (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                       ____%
 Reimbursements(1)(2)(4)(5)

-------
(1) BFA, the investment adviser to the LifePath 2040 Master Portfolio (the "Master Portfolio"), has contractually agreed to waive its management fee at the Master Portfolio level in an amount equal to the advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(2) "Independent Expenses" consists of those fees and expenses of the Independent Trustees of the LifePath 2040 Portfolio and the Master Portfolio, counsel to the Independent Trustees of the LifePath 2040 Portfolio and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the LifePath 2040 Portfolio and the Master Portfolio that are allocable to the Class R Shares of the LifePath 2040 Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class R Shares of the LifePath 2040 Portfolio and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(3) "Acquired Fund Fees and Expenses (Underlying Funds)" reflect the LifePath 2040 Portfolio's pro rata share of the fees and expenses incurred by investing in the Underlying Funds.

(4) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of the Class R Shares of the LifePath 2040 Portfolio and its corresponding Master Portfolio and also reflect a weighted average of the total operating expense ratios of the Underlying Funds in which the Master Portfolio invests.

(5) The LifePath 2040 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Class R Shares of the LifePath 2040 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the LifePath 2040 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the LifePath 2040 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS       5 YEARS       10 YEARS
          $  ___       $  ___        $  ___        $   ___

PORTFOLIO TURNOVER

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect the LifePath 2040 Portfolio's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was __% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE LIFEPATH 2040 PORTFOLIO
--------------------------------------------------------------------------------
The LifePath 2040 Portfolio invests all of its assets in a corresponding Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and the Underlying Funds in proportions based on its own comprehensive investment strategy. The LifePath 2040 Portfolio is one of a group of funds with different allocations.

The LifePath 2040 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2040. As of March 31, 2010, the LifePath 2040 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is based on a common stock or a group of common stocks. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE LIFEPATH 2040 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the LifePath 2040 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath 2040 Portfolio or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the LifePath 2040 Portfolio. An investment in the LifePath 2040 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

o ALLOCATION RISK - The LifePath 2040 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath 2040 Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

o BOND INVESTMENT RISK - The value of your investment is also subject to bond investment risks, including extension risk, which is the risk that borrowers may extend the prepayment of their mortgages or loans for longer periods than expected, thereby affecting the security's average life and, potentially, its yield and prepayment risk, which is the risk that borrowers may prepay their mortgages or loans faster than expected, thereby affecting the security's average life and, potentially, its yield.

o CONCENTRATION RISK - The LifePath 2040 Portfolio's strategy of concentrating in securities of companies, a particular market industry, group of industries, sector or asset class, countries, regions or groups of countries means that its performance will be closely tied to the performance of a particular market segment. The LifePath 2040 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath 2040 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

o DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath 2040 Portfolio's investment in that issuer.

The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

o DERIVATIVE SECURITIES RISK - The LifePath 2040 Portfolio's use of derivatives may reduce the LifePath 2040 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath 2040 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

o EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o FOREIGN SECURITIES RISKS - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath 2040 Portfolio will lose money. These risks include:

 o The LifePath 2040 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

 o Changes in foreign currency exchange rates can affect the value of the LifePath 2040 Portfolio's portfolio.

 o The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

 o The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

 o Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

 o Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath 2040 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

o REAL ESTATE-RELATED SECURITIES RISK - The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath 2040 Portfolio's real estate-related investments are concentrated in one geographic area or in one property type, the LifePath 2040 Portfolio will be particularly subject to the risks associated with that area or property type.

o SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath 2040 Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath 2040 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath 2040 Portfolio.

The LifePath 2040 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in Class I Shares of the LifePath 2040 Portfolio by showing the changes in their performance from year to year. Although Class I Shares are not offered in this Prospectus, the returns for Class I Shares are provided herein because the Class R Shares offered in this Prospectus are expected to have substantially similar annual returns since the Class I and Class R Shares are invested in the same Master Portfolios. ANNUAL RETURNS FOR THE CLASS R SHARES WOULD DIFFER FROM ANNUAL RETURNS FOR THE CLASS I SHARES BECAUSE THE CLASS R SHARES ARE EXPECTED TO HAVE HIGHER EXPENSES THAN THE CLASS I SHARES. The bar chart shows the returns for Class I Shares of the LifePath 2040 Portfolio for each of the last ten calendar years. The average annual total return table compares the average annual total returns (before and after taxes) of Class I Shares of the LifePath 2040 Portfolio to those of a corresponding index for various periods of time. Effective March 15, 2004, the returns for Class I Shares of the LifePath 2040 Portfolio reflect its Master Portfolio's investment in Underlying Funds. For all periods prior to March 15, 2004, the returns for Class I Shares of the LifePath 2040 Portfolio reflect the direct investment by its Master Portfolio in a portfolio of securities and also reflect investment in accordance with a model that included "tactical," or short-term, shifts in allocation between stocks and bonds. In addition, as of December 31, 2003, BFA made certain changes to its asset allocation strategies for the LifePath 2040 Portfolio, including a change to the frequency with which the LifePath 2040 Portfolio's respective holdings were rebalanced among asset classes from monthly to quarterly. How the LifePath 2040 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

LIFEPATH 2040 PORTFOLIO - CLASS I SHARES

                 ANNUAL TOTAL RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2000     -9.71%
2001    -13.41%
2002    -18.73%
2003     27.64%
2004     11.43%
2005      8.24%
2006     16.97%
2007      2.03%
2008    -35.40%
2009     ____

During the periods shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

AS OF 12/31/09
AVERAGE ANNUAL TOTAL RETURNS                                                              1 YEAR   5 YEARS   10 YEARS
 LifePath 2040 Portfolio - Class I Shares
  Return Before Taxes                                                                     ____%     ____%      ____%
  Return After Taxes on Distributions                                                     ____%     ____%      ____%
  Return After Taxes on Distributions and Sale of Fund Shares                             ____%     ____%      ____%
 LifePath 2040 Portfolio Custom Benchmark(1) (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%

 S&P 1500 Index (Reflects no deductions for fees, expenses or taxes.)                     ____%     ____%      ____%
 Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex US IMI Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 MSCI All Country World Index ex USA (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%
 Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
 (Reflects no deductions for fees, expenses or taxes.)                                    ____%     ____%      ____%
 FTSE EPRA/NAREIT Global Real Estate Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                      ____%     ____%      ____%
 Cohen & Steers Realty Majors Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                  ____%     ____%      ____%

-------
(1) The LifePath 2040 Portfolio's custom benchmark is a hypothetical representation of the performance of the LifePath 2040 Portfolio's asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2040 Portfolio's custom benchmark are adjusted quarterly to reflect the LifePath 2040 Portfolio's changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the LifePath 2040 Portfolio's custom benchmark: S&P 500 Index(Reg. TM), S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The LifePath 2040 Portfolio's returns after taxes on distributions and sale of LifePath 2040 Portfolio shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of LifePath 2040 Portfolio shares. As a result, the LifePath 2040 Portfolio's returns after taxes on distributions and sale of LifePath 2040 Portfolio shares may exceed the LifePath 2040 Portfolio's returns before taxes and/or returns after taxes on distributions.

BFA and BTC have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the LifePath 2040 Portfolio. When they do so, the LifePath 2040 Portfolio's operating expenses are reduced so that the LifePath 2040 Portfolio's total return is increased. These waivers and reimbursements may be discontinued at any time, except as described above in "Fees and Expenses of the LifePath 2040 Portfolio." In the absence of such waivers and/or reimbursements, the LifePath 2040 Portfolio's total return would be lower.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment manager is BFA.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                      PORTFOLIO
                      MANAGER OF
                      THE MASTER
                      PORTFOLIO
NAME                    SINCE        TITLE
 Dagmar Nikles          2005            Director
 Leslie Gambon          2007            Director
 Alan Mason             2009            Managing Director

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
You may purchase or redeem shares of the LifePath 2040 Portfolio each day the NYSE is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if, you hold shares through the LifePath 2040 Portfolio, you should contact the LifePath 2040 Portfolio by phone at (800) 882-0052 or by mail c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456. The LifePath 2040 Portfolio's initial and subsequent investment minimums generally are as follows, although the LifePath 2040 Portfolio may reduce or waive the minimums in some cases:

                                    CLASS R SHARES
                                    --------------
    Minimum Initial Investment      $1,000 for certain retirement accounts and qualified
                                    employee benefit plans.

    Minimum Additional Investment   No subsequent minimum

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2040 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2040 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of the LifePath 2040 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the LifePath 2040 Portfolio through a broker-dealer or other financial intermediary, the LifePath 2040 Portfolio and the Distributor or its affiliates may pay the intermediary for the sale of LifePath 2040 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the LifePath 2040 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

LifePath 2050 Portfolio Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT LIFEPATH 2050 PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The LifePath 2050 Portfolio of BlackRock Funds III is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050. The LifePath 2050 Portfolio's investment objective may be changed by the Trust's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE LIFEPATH 2050 PORTFOLIO
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Class R Shares of the LifePath 2050 Portfolio. The expenses are deducted from the LifePath 2050 Portfolio's assets, which means you pay them indirectly. This table does not reflect charges that may be imposed in connection with an account in which you hold the shares. A broker-dealer or financial institution maintaining the account in which you hold shares may charge a separate account, service or transaction fee on the purchase or sale of Class R Shares that would be in addition to the fees and expenses shown here.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                           0.35%
 Distribution and/or Service (12b-1) Fees                                                     0.50%
 Other Expenses                                                                               ____%
  Administration Fees                                                                         0.50%
  Independent Expenses(2)                                                                     ____%
 Acquired Fund Fees and Expenses (Underlying Funds)(3)                                        ____%
 Total Annual Class Operating Expenses(1)(2)(3)(4)                                            ____%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                             (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                       ____%
 Reimbursements(1)(2)(4)(5)

-------
(1) BFA, the investment adviser to the LifePath 2050 Master Portfolio (the "Master Portfolio"), has contractually agreed to waive its management fee at the Master Portfolio level in an amount equal to the advisory fees and administration fees, if any, charged to the Underlying Funds through December 1, 2011 (the "contractual waiver"). The contractual waiver may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(2) "Independent Expenses" consists of those fees and expenses of the Independent Trustees of the LifePath 2050 Portfolio and the Master Portfolio, counsel to the Independent Trustees of the LifePath 2050 Portfolio and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the LifePath 2050 Portfolio and the Master Portfolio that are allocable to the Class R Shares of the LifePath 2050 Portfolio. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Class R Shares of the LifePath 2050 Portfolio and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be __%. Such contractual arrangements may not be terminated prior to December 1, 2011 without consent of the Board of Trustees.

(3) "Acquired Fund Fees and Expenses (Underlying Funds)" reflect the LifePath 2050 Portfolio's pro rata share of the fees and expenses incurred by investing in the Underlying Funds.

(4) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of the Class R Shares of the LifePath 2050 Portfolio and its corresponding Master Portfolio and also reflect a weighted average of the total operating expense ratios of the Underlying Funds in which the Master Portfolio invests.

(5) The LifePath 2050 Portfolio's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; the following table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Class R Shares of the LifePath 2050 Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the LifePath 2050 Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the LifePath 2050 Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

          1 YEAR       3 YEARS       5 YEARS       10 YEARS
          $  ___       $  ___        $  ___        $   ___

PORTFOLIO TURNOVER

The Master Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual class operating expenses or in the example, affect the LifePath 2050 Portfolio's performance. During the most recent fiscal year, the Master Portfolio's portfolio turnover rate was __% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE LIFEPATH 2050 PORTFOLIO
--------------------------------------------------------------------------------
The LifePath 2050 Portfolio invests all of its assets in a corresponding Master Portfolio, a separate mutual fund with a substantially identical investment objective, which allocates and reallocates its assets among a combination of equity, bond and the Underlying Funds in proportions based on its own comprehensive investment strategy. The LifePath 2050 Portfolio is one of a group of funds with different allocations.

The LifePath 2050 Portfolio is designed for investors expecting to retire or to begin withdrawing assets around the year 2050. As of March 31, 2010, the LifePath 2050 Portfolio held approximately __% of its assets in Underlying Funds that invest primarily in equity securities, __% of its assets in Underlying Funds that invest primarily in bonds and the remainder of its assets in Underlying Funds that invest primarily in money market instruments. Certain Underlying Funds may invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivative securities or instruments, such as options and futures, the value of which is based on a common stock or a group of common stocks. As the stated time horizon approaches, the allocation will become more conservative and have lower expected returns.

SUMMARY OF PRINCIPAL RISKS OF INVESTING IN THE LIFEPATH 2050 PORTFOLIO
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the LifePath 2050 Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the LifePath 2050 Portfolio or your investment may not perform as well as other similar investments. An investment in the LifePath 2050 Portfolio is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the LifePath 2050 Portfolio.

o ALLOCATION RISK - The LifePath 2050 Portfolio's ability to achieve its investment goal depends upon BFA's skill in determining the LifePath 2050 Portfolio's strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions.

o BOND INVESTMENT RISK - The value of your investment is also subject to bond investment risks, including extension risk, which is the risk that borrowers may extend the prepayment of their mortgages or loans for longer periods than expected, thereby affecting the security's average life and, potentially, its yield and prepayment risk, which is the risk that borrowers may prepay their mortgages or loans faster than expected, thereby affecting the security's average life and, potentially, its yield.

o CONCENTRATION RISK - The LifePath 2050 Portfolio's strategy of concentrating in securities of companies, a particular market industry, group of industries, sector or asset class, countries, regions or groups of countries means that its performance will be closely tied to the performance of a particular market segment. The LifePath 2050 Portfolio's concentration in these companies may present more risks than if it were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath 2050 Portfolio than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

o DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath 2050 Portfolio's investment in that issuer.

The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

o DERIVATIVE SECURITIES RISK - The LifePath 2050 Portfolio's use of derivatives may reduce the LifePath 2050 Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath 2050 Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

o EQUITY SECURITIES RISK - Stock markets are volatile. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions.

o FOREIGN SECURITIES RISKS - Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the LifePath 2050 Portfolio will lose money. These risks include:

 o The LifePath 2050 Portfolio generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

 o Changes in foreign currency exchange rates can affect the value of the LifePath 2050 Portfolio's portfolio.

 o The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

 o The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

 o Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

 o Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath 2050 Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for certain Underlying Funds, those Underlying Funds may hold stocks in companies that present risks that an adviser researching individual stocks might seek to avoid.

o REAL ESTATE-RELATED SECURITIES RISK - The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath 2050 Portfolio's real estate-related investments are concentrated in one geographic area or in one property type, the LifePath 2050 Portfolio will be particularly subject to the risks associated with that area or property type.

o SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath 2050 Portfolio may lose money and there may be a delay in recovering the loaned securities. The LifePath 2050 Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath 2050 Portfolio.

The LifePath 2050 Portfolio must maintain cash balances to meet redemption requests, which may lower overall portfolio performance.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in Class I Shares of the LifePath 2050 Portfolio by showing the changes in their performance from year to year. Although Class I Shares are not offered in this Prospectus, the returns for Class I Shares are provided herein because the Class R Shares offered in this Prospectus are expected to have substantially similar annual returns since the Class I and Class R Shares are invested in the same Master Portfolios. ANNUAL RETURNS FOR THE CLASS R SHARES WOULD DIFFER FROM ANNUAL RETURNS FOR THE CLASS I SHARES BECAUSE THE CLASS R SHARES ARE EXPECTED TO HAVE HIGHER EXPENSES THAN THE CLASS I SHARES. The bar chart shows the returns for Class I Shares of the LifePath 2050 Portfolio for the last calendar year. The average annual total return table compares the average annual total returns (before and after taxes) of Class I Shares of the LifePath 2050 Portfolio to those of a corresponding index for various periods of time. How the LifePath 2050 Portfolio performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

LIFEPATH 2050 PORTFOLIO - CLASS I SHARES

                 ANNUAL TOTAL RETURNS (YEAR ENDED DECEMBER 31)

                                  [BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

2009   ____%

                                                                                                              SINCE
                                                                                                            INCEPTION
AS OF 12/31/09                                                                                              JUNE 30,
AVERAGE ANNUAL TOTAL RETURNS                                                                  1 YEAR          2008
 LifePath 2050 Portfolio - Class I Shares
  Return Before Taxes                                                                          ____%           ____%
  Return After Taxes on Distributions                                                          ____%           ____%
  Return After Taxes on Distributions and Sale of Fund Shares                                  ____%           ____%
 LifePath 2050 Portfolio Custom Benchmark(1) (Reflects no deductions for fees,
 expenses or taxes.)                                                                           ____%           ____%

 S&P 1500 Index (Reflects no deductions for fees, expenses or taxes.)                          ____%           ____%
 Barclays Capital U.S. Aggregate Bond Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                           ____%           ____%
 MSCI All Country World Index ex US IMI Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                           ____%           ____%
 MSCI All Country World Index ex USA (Reflects no deductions for fees, expenses or
 taxes.)                                                                                       ____%           ____%
 Citigroup 3-Month Treasury Bill Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                       ____%           ____%
 Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)
 (Reflects no deductions for fees, expenses or taxes.)                                         ____%           ____%
 FTSE EPRA/NAREIT Global Real Estate Index (Reflects no deductions for fees,
 expenses or taxes.)                                                                           ____%           ____%
 Cohen & Steers Realty Majors Index (Reflects no deductions for fees, expenses or
 taxes.)                                                                                       ____%           ____%

-------
(1) The LifePath 2050 Portfolio's custom benchmark is a hypothetical representation of the performance of the LifePath 2050 Portfolio's asset classes according to their weightings as of the most recent quarter end. The weightings of the various indexes that are included in the LifePath 2050 Portfolio's custom benchmark are adjusted quarterly to reflect the LifePath 2050 Portfolio's changing asset allocations over time. As of December 31, 2008, the following indexes are used to calculate the LifePath 2050 Portfolio's custom benchmark: S&P 500 Index(Reg. TM), S&P 400 Index, S&P 600 Index, Barclays Capital U.S. Aggregate Bond Index, Citigroup 3-Month Treasury Bill Index, Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), MSCI All Country World Index ex US IMI Index and FTSE EPRA/NAREIT Global Real Estate Index. The MSCI All Country World Index ex US IMI Index replaced the MSCI All Country World Index ex USA Index on July 1, 2008. The FTSE EPRA/NAREIT Global Real Estate Index replaced the Cohen & Steers Realty Majors Index on July 1, 2008.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or IRAs. The LifePath 2050 Portfolio's returns after taxes on distributions and sale of LifePath 2050 Portfolio shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of LifePath 2050 Portfolio shares. As a result, the LifePath 2050 Portfolio's returns after taxes on distributions and sale of LifePath 2050 Portfolio shares may exceed the LifePath 2050 Portfolio's returns before taxes and/or returns after taxes on distributions.

BFA and BTC have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the LifePath 2050 Portfolio. When they do so, the LifePath 2050 Portfolio's operating expenses are reduced so that the LifePath 2050 Portfolio's total return is increased. These waivers and reimbursements may be discontinued at any time, except as described above in "Fees and Expenses of the LifePath 2050 Portfolio." In the absence of such waivers and/or reimbursements, the LifePath 2050 Portfolio's total return would be lower.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment manager is BFA.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

                      PORTFOLIO
                      MANAGER OF
                      THE MASTER
                      PORTFOLIO
NAME                    SINCE        TITLE
 Dagmar Nikles          2005            Director
 Leslie Gambon          2007            Director
 Alan Mason             2009            Managing Director

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
You may purchase or redeem shares of the LifePath 2050 Portfolio each day the NYSE is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if, you hold shares through the LifePath 2050 Portfolio, you should contact the LifePath 2050 Portfolio by phone at (800) 882-0052 or by mail c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456. The LifePath 2050 Portfolio's initial and subsequent investment minimums generally are as follows, although the LifePath 2050 Portfolio may reduce or waive the minimums in some cases:

                                    CLASS R SHARES
                                    --------------
    Minimum Initial Investment      $1,000 for certain retirement accounts and qualified
                                    employee benefit plans.

    Minimum Additional Investment   No subsequent minimum

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your LifePath 2050 Portfolio net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath 2050 Portfolio shares.
The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of the LifePath 2050 Portfolio distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the LifePath 2050 Portfolio through a broker-dealer or other financial intermediary, the LifePath 2050 Portfolio and the Distributor or its affiliates may pay the intermediary for the sale of LifePath 2050 Portfolio shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the LifePath 2050 Portfolio over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Details About the LifePath Portfolios
--------------------------------------------------------------------------------
INVESTMENT TIME HORIZONS
--------------------------------------------------------------------------------
Each LifePath Portfolio seeks to maximize return consistent with the quantitatively measured risk that investors on average may be willing to accept given an investment time horizon. An investor's time horizon marks the point when the investor plans to start making net withdrawals from his or her investments. In other words, the time when they will cease making new contributions to their investments. For many LifePath investors, their time horizon is tied to the date that they plan to retire and begin gradually utilizing their investment to support themselves in retirement. For other LifePath investors, their time horizon may represent the date when they plan to make substantial withdrawals for another purpose, such as a major purchase.

As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with a shorter time horizon. Long-term investors are more likely to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns. Each LifePath Portfolio has its own time horizon, as described in its investment objective above, which affects the targeted risk level of that LifePath Portfolio and, in turn, its asset allocation.

The allocations for the LifePath Retirement Portfolio reflect the expectation that investors in or near retirement, or otherwise seeking current income, are willing to take some risk of loss of their investment in hopes of achieving moderate long term growth of capital. The LifePath Retirement Portfolio is designed to help balance two risk factors that investors face during retirement: market risk (potential declines in market values) and longevity risk (living longer than expected). Specifically, the portfolio seeks to enable investors to maintain a steady withdrawal rate (about 3-5% per year) throughout their retirement without exhausting their investment. There is no guarantee that the performance of the LifePath Retirement Portfolio will be sufficient to enable this withdrawal rate or that any one withdrawal rate is appropriate for all investors. Investors should work with a financial advisor or other expert to determine a sustainable withdrawal rate for their circumstances, and that withdrawal rate should be periodically reassessed throughout retirement as the value of the investor's portfolio changes.

Each LifePath Portfolio has a distinct investment objective tied to its time horizon:

   o LifePath Retirement Portfolio is managed for investors seeking income and moderate long-term growth of capital.

   o LifePath 2020 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2020.

   o LifePath 2030 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2030.

   o LifePath 2040 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2040.

   o LifePath 2050 Portfolio is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year 2050.

You should carefully consider the asset allocation and risks of each LifePath Portfolio before deciding whether to invest.

The LifePath Portfolios are designed to offer individual investors comprehensive asset allocation strategies tailored to the time when they expect to begin withdrawing assets. Asset allocation is the distribution of investments among broad types of asset classes: equity securities, bonds and money market instruments. Each LifePath Portfolio invests all of its assets in a separate mutual fund, called a Master Portfolio, that has an investment objective substantially identical to the LifePath Portfolio. To implement the asset allocation strategy, each Master Portfolio, in turn, invests in a combination of equity, bond and money market funds (the "Underlying Funds") in proportions based on its own comprehensive investment strategy that gradually becomes more conservative as the year in the LifePath Portfolio's name approaches, except for the LifePath Retirement Portfolio, which is already in its most conservative phase. BFA is the investment adviser to the Master Portfolios. For simplicity's sake, all discussion of investment objective, strategies and risks of a particular LifePath Portfolio refers also to the investment objective, strategies and risks of the Master Portfolio, unless otherwise indicated. A description of the relationship of the LifePath Portfolios to their Master

Portfolios appears under the heading "Shareholder Information - Master/Feeder Mutual Fund Structure" in this prospectus ("Prospectus").

WHICH LIFEPATH PORTFOLIO TO CONSIDER

The first step in choosing which LifePath Portfolio to consider is answering a key question: When will you need the money you are thinking of investing? Will it be in ten years, when your kids are ready for college? Or 30 years, when you retire?

The number in the name of most of the LifePath Portfolios is actually a year - a "target year" when you might expect to begin withdrawing your money. Selecting the LifePath Portfolio that may be most appropriate for your investment may be as simple as matching your target year with the closest LifePath Portfolio target year.

For example, let's say that you are investing for retirement purposes, and that you expect to retire at age 60. If you are 45 years old, you have 15 years before retirement. By adding 15 to the current year, you can define your "target year." If you expect to retire in the year 2024, as in this example, you may conclude that the LifePath 2020 Portfolio is the most appropriate LifePath Portfolio for you.

The investment mix of the LifePath Portfolios gradually shift from a greater concentration of higher-risk investments (namely, equity securities funds) to a greater concentration of lower-risk investments (namely, bond funds), thereby making the LifePath Portfolios increasingly conservative.

In making your investment decision, you should keep in mind:

o The LifePath Portfolios' investment strategies derive from the risk tolerance of average investors with a particular time horizon.

o The LifePath Portfolios' time horizons are based on the year in their name, except for the LifePath Retirement Portfolio, which is designed for investors who are currently withdrawing, or plan in the near future to begin withdrawing, a substantial portion of their investment.

If you are willing to accept a greater risk of loss in exchange for the potential to achieve higher long-term returns, you may invest some or all of your assets in a LifePath Portfolio with a longer time horizon. If you desire a more conservative investment and are willing to forego some potential returns, you may invest some or all of your assets in a LifePath Portfolio with a shorter time horizon. The final choice is yours.

A FURTHER DISCUSSION OF PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Each LifePath Portfolio invests all of its assets in a corresponding Master Portfolio which allocates and reallocates its assets among the Underlying
Funds. The Master Portfolios with longer time horizons invest a greater portion of their assets in Underlying Funds that invest in equity securities, which provide a greater opportunity for capital appreciation over the long-term but have a greater risk of loss. The Master Portfolios with shorter time horizons invest a greater portion of their assets in Underlying Funds that invest in bonds and money market instruments, which typically offer reduced risk and price volatility but forego some potential returns. Accordingly, under normal circumstances, the LifePath Portfolios with shorter time horizons have lower expected returns than the LifePath Portfolios with longer time horizons.

Each LifePath Portfolio pursues a common strategy of allocating and reallocating its assets among the Underlying Funds. The LifePath Portfolios with longer time horizons invest a greater portion of their assets in Underlying Funds that invest in equity securities, which provide a greater potential to achieve higher returns over the long-term but have a greater risk of loss. In addition to investing in Underlying Funds, each LifePath Portfolio may borrow, lend its portfolio securities to brokers, dealers and financial institutions, and invest the collateral in certain short-term instruments either directly or through one or more joint accounts or money market funds, as described in greater detail in the LifePath Portfolios' combined Statement of Additional Information ("SAI").

The LifePath Portfolios with shorter time horizons invest a greater portion of their assets in Underlying Funds that invest in bonds, which typically offer reduced risk of loss and less price volatility, but forego some potential returns. Accordingly, under normal circumstances, the LifePath Portfolios with shorter time horizons have lower expected returns than the LifePath Portfolios with longer time horizons. As each LifePath Portfolio approaches its designated time horizon, it systematically seeks to reduce the level of risk by allocating assets more conservatively among the Underlying Funds. This systematic shift toward more conservative investments is designed to reduce the risk of significant reductions in the value of an investment in a LifePath Portfolio as it approaches its time horizon.

For example, the LifePath Retirement Portfolio has entered its "retirement phase" and seeks to maximize returns consistent with the risk that an average investor in retirement may be willing to accept. This does not mean, however, that it invests exclusively, or primarily, in Underlying Funds that are money market funds. Rather, because BFA believes that most investors are still willing to take some risks in pursuing returns even while drawing on their investments, almost all of the LifePath Retirement Portfolio's assets will continue to be allocated to Underlying Funds that are equity and bond funds.

In determining the allocation of assets to the Underlying Funds, BFA uses a proprietary investment model that analyzes securities market data, including risk, asset class correlations, and expected returns, to provide portfolio allocations among the asset classes represented by the Underlying Funds. The allocations are periodically monitored and rebalanced in an effort to maximize expected return for a given level of risk. In managing the LifePath Portfolios, BFA focuses on long-term targets and objectives. The progression over time of a LifePath Portfolio's asset allocation to more conservative asset classes is a relatively steady process resulting in only gradual changes to the asset allocation from quarter to quarter. The Underlying Funds invest in a mix of equity securities, bonds and money market instruments. Certain Underlying Funds invest in REITs, foreign securities, emerging markets, below investment-grade bonds and derivatives, which are subject to additional risks, as described in the "A Further Discussion of Risk Factors" section of this Prospectus. The investment model adjusts each LifePath Portfolio's risk level by gradually making it more conservative as the year in the LifePath Portfolio's name approaches, except for the LifePath Retirement Portfolio, which is already in its most conservative phase.

When a LifePath Portfolio reaches its stated time horizon and enters its most conservative phase, the allocation of its assets is expected to be similar to that of the LifePath Retirement Portfolio. Such LifePath Portfolio and the LifePath Retirement Portfolio may then continue to operate as separate funds or, subject to approval by the LifePath Portfolios' Board of Trustees, they may be merged into a single fund.

THE UNDERLYING FUNDS

Two of the Underlying Funds - the Active Stock Master Portfolio and the CoreAlpha Bond Master Portfolio - are diversified portfolios of Master Investment Portfolio. The Active Stock Master Portfolio seeks to provide long-term appreciation of capital. BFA invests the Active Stock Master Portfolio's assets using a proprietary quantitative model that is designed to select stocks based on an analysis of a wide range of company-specific factors. The CoreAlpha Bond Master Portfolio seeks to provide a combination of income and capital growth. BFA invests the CoreAlpha Bond Master Portfolio's assets pursuant to a systematic method that relies on proprietary quantitative models to allocate assets among various bond sectors by evaluating each sector's relative value and risk-adjusted return.

The remaining Underlying Funds, other than the BlackRock Cash Funds:
Institutional (the "Underlying Money Market Fund") are exchange-traded funds ("ETFs") that are part of the iShares family of funds ("Underlying iShares Funds"). Each of the Underlying iShares Funds seeks investment results that correspond generally to the performance, before fees and expenses, of its underlying index. As a result, adverse performance of a particular security in an Underlying iShares Fund's portfolio will ordinarily not result in the elimination of the security from the Underlying iShares Fund's portfolio. Each Underlying iShares Fund offers and issues iShares at their net asset value per share only to certain institutional investors in aggregations of a specified number of iShares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. The iShares for these Underlying iShares Funds are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges. BFA purchases iShares on behalf of the Master Portfolios in the secondary market.

The relative weightings for each Master Portfolio in the various Underlying Funds will vary over time, and BFA is not required to invest any Master Portfolio's assets in each of the Underlying Funds or in any particular percentage in any given Underlying Fund. BFA may add, eliminate or replace Underlying Funds at any time.

Each Master Portfolio currently expects to invest in some or all of the Underlying Funds described below:

ACTIVE STOCK MASTER PORTFOLIO

Seeks to provide long-term appreciation of capital. The Active Stock Master Portfolio invests, under normal circumstances, at least 80% of its assets in common stocks. The Active Stock Master Portfolio invests primarily in equity securities of U.S. companies with market capitalizations similar to the range of market capitalizations represented in the Standard & Poor's S&P 500 Index(Reg. TM). BFA invests the Active Stock Master Portfolio's assets using a proprietary quantitative model that is designed to select stocks based on an analysis of a wide range of company-specific factors, such as relative values based on earnings and cash flows; earnings quality as measured by the company's financial condition and earnings reports; sentiment as expressed through management and market participant behavior; and industry classification. BFA considers risk parameters in deciding upon the Active Stock Master Portfolio's aggregate holdings, and factors trading costs into its stock selection process.

COREALPHA BOND MASTER PORTFOLIO

Seeks to provide a combination of income and capital growth. BFA invests the CoreAlpha Bond Master Portfolio's assets pursuant to a systematic method that relies on proprietary quantitative models to allocate assets among various bond sectors by evaluating each sector's relative value and risk-adjusted return. BFA's models also allocate assets among bonds of different maturities based on yield characteristics and expectations. Specific investment selection decisions are made on the basis of evaluations of relative value, credit quality and other factors. The CoreAlpha Bond Master Portfolio invests, under normal circumstances, at least 80% of its assets in bonds. For the purposes of this strategy, "bonds" include the following: obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; debt obligations of U.S. corporations; U.S. dollar-denominated debt obligations of foreign issuers; municipal securities; and asset-backed securities. The CoreAlpha Bond Master Portfolio invests a substantial portion of its assets in U.S.-registered, dollar-denominated bonds. The CoreAlpha Bond Master Portfolio may invest in bonds of any maturity or duration.

BLACKROCK CASH FUNDS: INSTITUTIONAL

Seeks a high level of income consistent with liquidity and the preservation of capital. The BlackRock Cash Funds: Institutional invests in high-quality, short-term money market instruments that include fixed-rate, floating-rate and variable-rate debt securities. The BlackRock Cash Funds: Institutional also may invest in high-quality, short-term U.S. and foreign government debt, including the debt of agencies and instrumentalities, such as the Federal National Mortgage Association ("Fannie Mae"), U.S. and foreign bank obligations, corporate obligations, repurchase agreements and asset-backed securities.

UNDERLYING ISHARES FUNDS

In managing each of the Underlying iShares Funds, BFA uses a representative sampling index strategy. Representative sampling is an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures similar to those of the applicable underlying index. Underlying iShares Funds that use representative sampling may or may not hold all of the securities in the relevant underlying index.

ISHARES S&P 500 INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500 Index(Reg. TM). The S&P 500 Index(Reg. TM) measures the performance of the large-capitalization sector of the U.S. equity market. The component stocks are weighted according to the float-adjusted market value of their outstanding shares.

ISHARES S&P MIDCAP 400 INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400 IndexTM. The S&P MidCap 400TM Index measures the performance of the mid-capitalization sector of the U.S. equity market. The stocks in the S&P MidCap 400 IndexTM have a market capitalization between $750 million and $3.3 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation. The S&P MidCap 400 IndexTM consists of stocks from a broad range of industries.

ISHARES S&P SMALLCAP 600 INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600 IndexTM. The S&P SmallCap 600 IndexTM measures the performance of the small-capitalization sector of the U.S. equity market. The stocks in the S&P SmallCap 600 IndexTM have a market capitalization between $200 million and $1 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation.

ISHARES S&P NATIONAL AMT-FREE MUNICIPAL BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P National AMT-Free Municipal Bond Index. The S&P National AMT-Free Municipal Bond Index measures the performance of the investment-grade segment of the U.S. municipal bond market. As of March 31, 2010, there were ____ issues in the S&P National AMT-Free Municipal Bond Index.

ISHARES S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Natural Resources Sector IndexTM. The S&P North American Natural Resources Sector IndexTM measures the performance of U.S.-traded stocks of natural resource-related companies in the U.S. and Canada, and includes companies in the following categories: producers of oil, gas and consumable fuels, energy equipment and services, metals and mining, manufacturers of paper and forest products, and producers of construction materials, containers and packaging.

ISHARES RUSSELL MIDCAP INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap Index. The Russell Midcap Index measures the performance of the mid-capitalization sector of the U.S. equity market. The Russell Midcap Index is a float-adjusted, capitalization-weighted index of the 800 smallest issuers in the Russell 1000(Reg. TM) Index.

ISHARES RUSSELL 2000 INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index. The Russell 2000 Index measures the performance of the small capitalization sector of the U.S. equity market. The Russell 2000 Index is a float-adjusted, capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000(Reg. TM) Index.

ISHARES COHEN & STEERS REALTY MAJORS INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Cohen & Steers Index. The Cohen & Steers Index consists of selected U.S. REITs. The objective of the Cohen & Steers Index is to represent relatively large and liquid REITs that may benefit from future consolidation and securitization of the U.S. real estate industry. REITs are selected for inclusion in the Cohen & Steers Index based on a rigorous review of several factors, including management, portfolio quality, and sector and geographic diversification. The REITs selected for inclusion in the Cohen & Steers Index must meet minimum market capitalization and liquidity requirements. The Cohen & Steers Index is weighted according to the total market value of each REIT's outstanding shares and is adjusted quarterly so that no REIT represents more than 8% of the Cohen & Steers Index. Within the REIT market, the Cohen & Steers Index is diversified across property sectors that represent the current market.

ISHARES FTSE EPRA/NAREIT DEVELOPED REAL ESTATE EX-U.S. INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index. The FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index measures the stock performance of companies engaged in the ownership and development of the following real estate markets defined as developed by FTSE EPRA/NAREIT: Canada, Europe (including Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom (including the Channel Islands)), Middle East (Israel) and Asia (including Australia, Hong Kong, Japan, New Zealand and Singapore). As of _____ __, ____, the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index was comprised of stocks of companies in the following markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Italy, Japan, the Netherlands, New Zealand, Norway, Poland, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

ISHARES MSCI CANADA INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Canada Index developed by MSCI Inc. ("MSCI"). The MSCI Canada Index consists of stocks traded primarily on the Toronto Stock Exchange.

ISHARES MSCI EAFE INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE(Reg. TM) Index. The MSCI EAFE(Reg. TM) Index has been developed by MSCI as an equity benchmark for its international stock performance. The MSCI EAFE Index includes stocks from Europe, Australasia and the Far East.

ISHARES MSCI EAFE SMALL CAP INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Small Cap Index. The MSCI EAFE Small Cap Index represents the small cap size segment of the MSCI EAFE Index. The MSCI EAFE(Reg. TM) Index includes securities from Europe, Australasia and the Far East. Under MSCI's Global Investable Market Index methodology, the small cap universe consists of the securities of those companies whose securities are not included in the large cap or mid cap segments of a particular market, which together comprise approximately 85% of each market's free float-adjusted market capitalization. The small cap segment covers the 85%-99% range of each market's free float-adjusted market capitalization.

ISHARES MSCI EMERGING MARKETS INDEX FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Index. The MSCI Emerging Markets Index is designed to measure equity market performance in the global emerging markets. As of _____ __, ____, the MSCI Emerging Markets Index consisted of the following 22 emerging market country indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Hungary,

India, Indonesia, Israel, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. Emerging market country indexes may be added to or deleted from the MSCI Emerging Markets Index from time to time. The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest up to 10% of its assets in shares of other iShares funds that invest in securities in the MSCI Emerging Markets Index. BFA waives a portion of its advisory fees otherwise due from the iShares MSCI Emerging Markets Index Fund in an amount equal to the portfolio management fees incurred by assets that are invested in shares of other iShares funds.

ISHARES BARCLAYS 1-3 YEAR CREDIT BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 1-3 Year Credit Bond Index. The Barclays Capital U.S. 1-3 Year Credit Bond Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than three years.

ISHARES BARCLAYS 1-3 YEAR TREASURY BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 1-3 Year Treasury Bond Index. The Barclays Capital U.S. 1-3 Year Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years.

ISHARES BARCLAYS 3-7 YEAR TREASURY BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 3-7 Year Treasury Bond Index. The Barclays Capital U.S. 3-7 Year Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to three years and less than seven years.

ISHARES BARCLAYS 7-10 YEAR TREASURY BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 7-10 Year Treasury Bond Index. The Barclays Capital U.S. 7-10 Year Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to seven years and less than ten years.

ISHARES BARCLAYS 10-20 YEAR TREASURY BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 10-20 Year Treasury Bond Index. The Barclays Capital U.S. 10-20 Year Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to ten years and less than 20 years.

ISHARES BARCLAYS 20+ YEAR TREASURY BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. 20+ Year Treasury Bond Index. The Barclays Capital U.S. 20+ Year Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of 20 or more years.

ISHARES BARCLAYS AGGREGATE BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index measures the performance of the total U.S. investment-grade bond market, which includes investment-grade U.S. Treasury bonds, government-related bonds, investment-grade corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The securities in the Barclays Capital U.S. Aggregate Bond Index have $250 million or more of outstanding face value and have at least one year remaining to maturity. In addition, the securities must be U.S. dollar-denominated, fixed-rate and non-convertible. Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds are excluded from the Barclays Capital U.S. Aggregate Bond Index. The Barclays Capital U.S. Aggregate Bond Index is market capitalization weighted and the securities in the Barclays Capital U.S. Aggregate Bond Index are updated on the last calendar day of each month.

ISHARES BARCLAYS CREDIT BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Credit Bond Index. The Barclays Capital U.S. Credit Bond Index measures the performance of

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


investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year.

ISHARES BARCLAYS GOVERNMENT/CREDIT BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Government/Credit Bond Index. The Barclays Capital U.S. Government/Credit Bond Index measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (I.E., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment-grade credit securities that have a remaining maturity of greater than or equal to one year.

ISHARES BARCLAYS INTERMEDIATE CREDIT BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Credit Bond Index. The Barclays Capital U.S. Intermediate Credit Bond Index measures the performance of investment-grade corporate debt and sovereign, supranational, local authority and non-U.S. agency bonds that are U.S. dollar-denominated and have a remaining maturity of greater than or equal to one year and less than ten years.

ISHARES BARCLAYS INTERMEDIATE GOVERNMENT/CREDIT BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Intermediate Government/Credit Bond Index. The Barclays Capital U.S. Intermediate Government/Credit Bond Index measures the performance of U.S. dollar-denominated U.S. Treasuries, government-related (I.E., U.S. and foreign agencies, sovereign, supranational and local authority debt), and investment-grade credit securities that have a remaining maturity of greater than or equal to one year and less than ten years.

ISHARES BARCLAYS MBS BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. MBS Index. The Barclays Capital U.S. MBS Index measures the performance of investment-grade mortgage-backed pass-through securities issued by the Government National Mortgage Association, Fannie Mae and the Federal Home Loan Mortgage
Corporation.

ISHARES BARCLAYS SHORT TREASURY BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Short Treasury Bond Index. The Barclays Capital U.S. Short Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between one and 12 months.

ISHARES BARCLAYS TIPS BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) measures the performance of the inflation-protected public obligations of the U.S. Treasury, commonly known as "TIPS."

ISHARES JPMORGAN USD EMERGING MARKETS BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the JPMorgan EMBI Global Core Index. The JPMorgan EMBI Global Core Index is a broad, diverse U.S. dollar-denominated emerging markets debt benchmark which tracks the total return of actively traded external debt instruments in emerging market countries.

ISHARES IBOXX $ HIGH YIELD CORPORATE BOND FUND

Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the iBoxx(Reg. TM) $ Liquid High Yield Index. The iBoxx(Reg. TM) $ Liquid High Yield Index is a rules-based index consisting of liquid U.S. dollar-denominated, high yield corporate bonds for sale in the United States, as determined by the International Index Company Limited ("IIC"). The iBoxx(Reg. TM) $ Liquid High Yield Index is designed to provide a broad representation of the U.S. dollar-denominated high yield liquid corporate bond market. The iBoxx(Reg. TM) $ Liquid High Yield Index is a modified market value weighted index. There is no limit to the number of issues in the iBoxx(Reg. TM) $ Liquid High Yield Index, but as of March 31, 2010, the iBoxx(Reg. TM) $ Liquid High Yield Index included approximately ___ constituents. Certain methodology changes took effect at the iBoxx(Reg. TM)
$ Liquid High Yield Index's June 30, 2009, rebalancing, and weighting adjustments are expected to be completed over a six-month period.

The following table lists the Underlying Funds and the asset allocation for each Master Portfolio as of March 31, 2010. BFA allocates each Master Portfolio's assets among the Underlying Funds based on the Master Portfolio's investment objective and policies. The asset allocation for each Master Portfolio will vary over time, and BFA is not required to invest any Master Portfolio's assets in each of the Underlying Funds or in any particular percentage in any given Underlying Fund. BFA may add, eliminate or replace Underlying Funds at any time:

                                UNDERLYING FUNDS
                             (as of March 31, 2010)

                                                       LIFEPATH     LIFEPATH    LIFEPATH    LIFEPATH   LIFEPATH
                                                      RETIREMENT      2020        2030        2040       2050
                                                       PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
 CAPITAL GROWTH
 Master Investment Portfolio-Active Stock Master         ____%       ____%       ____%       ____%      ____%
 Portfolio
 iShares S&P MidCap 400 Index Fund                       ____%       ____%       ____%       ____%      ____%
 iShares S&P SmallCap 600 Index Fund                     ____%       ____%       ____%       ____%      ____%
 iShares MSCI EAFE Index Fund                            ____%       ____%       ____%       ____%      ____%
 iShares Cohen & Steers Realty Majors Index Fund         ____%       ____%       ____%       ____%      ____%
 iShares FTSE EPRA/NAREIT Developed Real Estate          ____%       ____%       ____%       ____%      ____%
 ex-U.S. Index Fund
 iShares MSCI Emerging Markets Index Fund                ____%       ____%       ____%       ____%      ____%
 iShares MSCI Canada Index Fund                          ____%       ____%       ____%       ____%      ____%
 iShares MSCI EAFE Small Cap Index Fund                  ____%       ____%       ____%       ____%      ____%
 CAPITAL GROWTH AND INCOME
 Master Investment Portfolio-CoreAlpha Bond Master       ____%       ____%       ____%       ____%      ____%
 Portfolio
 iShares Barclays TIPS Bond Fund                         ____%       ____%       ____%       ____%       N/A
 INCOME
 BlackRock Cash Funds: Institutional - SL Agency         ____%       ____%       ____%       ____%      ____%
 Shares

-------
Note: The allocation percentages may not add to, or may appear to exceed, 100% due to rounding.

"Standard & Poor's(Reg. TM)," "S&P(Reg. TM)," "S&P 500 Index(Reg. TM)," "S&P MidCap 400 IndexTM," "S&P SmallCap 600 IndexTM," "S&P National AMT-Free Municipal Bond IndexTM," and "S&P North American Natural Resources Sector IndexTM" are trademarks of Standard & Poor's Financial Services LLC (a subsidiary of The McGraw-Hill Companies) ("S&P") licensed for use for certain purposes by BTC. The iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P SmallCap 600 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and iShares S&P North American Natural Resources Sector Index Fund that are based on S&P Indexes are not sponsored, endorsed, sold or promoted by Standard & Poor's or its affiliates, and Standard & Poor's and its affiliates make no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"International Index Company Limited" and "iBoxx(Reg. TM) $ Liquid High Yield Index" are trademarks of IIC licensed for use for certain purposes by BTC. The iShares iBoxx $ High Yield Corporate Bond Fund is not sponsored, endorsed, sold or promoted by IIC, and IIC makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"FTSE," "EPRA," "NAREIT" and "FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index" are marks that have been licensed for use for certain purposes by BTC. The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund is not sponsored, endorsed, sold or promoted by FTSE, the London Stock Exchange plc, Euronext N.V., the Financial Times Limited, EPRA or NAREIT (together the "FTSE Licensor Parties"), and the FTSE Licensor Parties make no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"JPMorgan" and "JPMorgan EMBI Global Core Index" are trademarks of JPMorgan Chase & Co.(Copyright) ("JPMorgan") licensed for use for certain purposes by BTC. The iShares JPMorgan USD Emerging Markets Bond Fund is not sponsored, endorsed, sold or promoted by JPMorgan, and JPMorgan makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"Cohen & Steers" and "Cohen & Steers Realty Majors Index" are trademarks of Cohen & Steers Capital Management, Inc. ("Cohen & Steers") licensed for use for certain purposes by BTC. The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers, and Cohen & Steers makes no representation or warranty, express or implied, regarding the advisability of investing in iShares.

"Barclays Capital Inc.," "Barclays Capital U.S. 1-3 Year Credit Bond Index," "Barclays Capital U.S. 1-3 Year Treasury Bond Index," "Barclays Capital U.S. 3-7 Year Treasury Bond Index," "Barclays Capital U.S. 7-10 Year Treasury Bond Index," "Barclays Capital U.S. 10-20 Year Treasury Bond Index," "Barclays Capital U.S. 20+ Year Treasury Bond Index," "Barclays Capital U.S. Aggregate Bond Index," "Barclays Capital U.S. Credit Bond Index," "Barclays Capital U.S. Government/Credit Bond Index," "Barclays Capital U.S. Intermediate Credit Bond Index," "Barclays Capital U.S. Intermediate Government/Credit Bond Index," "Barclays Capital U.S. MBS Index," "Barclays Capital U.S. Short Treasury Bond Index," and the "Barclays Capital U.S. Treasury Inflation Protected Securities
(TIPS) Index (Series-L)" (collectively referred to as the "iShares Bond Fund Indexes") are trademarks of Barclays Bank PLC licensed for use for certain purposes by BTC. The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund are not sponsored, endorsed, sold or promoted by Barclays Capital Inc. ("Barclays Capital"), and Barclays Capital makes no representation or warranty, express or implied, regarding the advisability of investing in iShares. The iShares Bond Fund Indexes are maintained by Barclays Capital. Neither BTC nor BFA has or will have a role in maintaining the iShares Bond Fund Indexes.

"MSCI Canada Index/SM/," "MSCI EAFE(Reg. TM) Index" and "MSCI Emerging Markets Index/SM/" are servicemarks and "MSCI EAFE Small Cap Index" is a trademark of MSCI, and such marks have been licensed for use for certain purposes by BTC. The iShares MSCI Canada Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI, and neither MSCI nor any other party makes any representation or warranty, express or implied, regarding the advisability of investing in iShares.

A FURTHER DISCUSSION OF RISK FACTORS
--------------------------------------------------------------------------------
This section contains a summary description of the general risks of investing in the LifePath Portfolios. "Description of the LifePath Portfolios and their Investments and Risks" in the SAI also includes more information about the LifePath Portfolios, their investments and the related risks. There can be no guarantee that a LifePath Portfolio will meet its objective or that a LifePath Portfolio's performance will be positive for any period of time. An investment in a LifePath Portfolio is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency.

GENERAL

The NAV of each LifePath Portfolio's shares is neither insured nor guaranteed, is not fixed and will fluctuate.

GENERAL RISKS APPLICABLE TO THE LIFEPATH PORTFOLIOS

ALLOCATION RISK - The LifePath Portfolios' ability to achieve their investment goals depends upon BFA's skill in determining the LifePath Portfolios' strategic asset class allocation and in selecting the best mix of underlying funds and direct investments. There is a risk that BFA's evaluations and assumptions regarding asset classes or underlying funds may be incorrect in view of actual market conditions. In addition, there is no guarantee that the underlying funds will achieve their investment objectives, and the underlying funds' performance may be lower than the performance of the asset class which they were selected to represent. The underlying funds may change their investment objectives or policies without the approval of the LifePath Portfolios. If an underlying fund were to change its investment objective or policies, the LifePath Portfolios might be forced to withdraw their investment from the underlying fund at a disadvantageous time and price.

DEBT SECURITIES RISK - Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolios' investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities. Debt securities are also subject to interest rate risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

CONCENTRATION RISK - The LifePath Portfolios' strategy of concentrating in securities of companies, a particular market industry, group of industries, sector or asset class, countries, regions or groups of countries means that their performance will be closely tied to the performance of a particular market segment. The LifePath Portfolios' concentration in these companies may present more risks than if they were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the LifePath Portfolios than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the LifePath Portfolios' investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

DERIVATIVE SECURITIES RISK - The LifePath Portfolios' use of derivatives may reduce the LifePath Portfolios' returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the LifePath Portfolios' use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of the LifePath Portfolios to sell or otherwise close a derivatives position could expose the LifePath Portfolios to losses and could make derivatives more difficult for the LifePath Portfolios to value accurately. The LifePath Portfolios could also suffer losses related to their derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, BFA may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the LifePath Portfolios' derivatives positions to lose value. When a derivative is used as a hedge against a position that the LifePath Portfolios hold, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the LifePath Portfolios' hedging transactions will be effective. The income from certain derivatives may be subject to U.S. federal income tax.

EMERGING MARKETS RISK - The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation or the United Nations. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging markets have far lower trading volumes and less liquidity than developed markets. Since these markets are often small, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates.

Many emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Some countries have pervasive corruption and crime that may hinder investments. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

EQUITY SECURITIES RISK - Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The value of equity securities purchased by the LifePath Portfolios could decline if the financial condition of the companies the LifePath Portfolios invest in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

FOREIGN SECURITIES RISKS - Because the LifePath Portfolios may invest in companies located in countries other than the United States, the LifePath Portfolios may be exposed to risks associated with foreign investments.

o The value of holdings traded outside the U.S. (and any hedging transactions in foreign currencies) will be affected by changes in currency exchange rates.

o The costs of non-U.S. securities transactions tend to be higher than those of U.S. transactions.

o Foreign holdings may be adversely affected by foreign government action.

o International trade barriers or economic sanctions against certain non-U.S. countries may adversely affect these holdings.

o The economies of certain countries may compare unfavorably with the U.S. economy.

o Foreign securities markets may be smaller than the U.S. markets, which may make trading more difficult.

EXCHANGE TRADED FUND RISK - The Underlying iShares Funds are subject to certain additional risks due to their shares being listed and traded on securities exchanges. There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged. An ETF may trade at, above or below its NAV. The NAV of an ETF will fluctuate with changes in the market value of its holdings. The trading price of an ETF will generally fluctuate in accordance with changes in its NAV, as well as market supply and demand.

INTEREST RATE RISK - Interest rate risk is the risk that prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. The LifePath Portfolios may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated by BFA.

JUNK BONDS RISK - Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the LifePath Portfolios. The major risks of junk bond investments include:

o Junk bonds may be issued by less creditworthy issuers. Issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. In the event of an issuer's bankruptcy, claims of other creditors may have priority over the claims of junk bond holders, leaving few or no assets available to repay junk bond holders.

o Prices of junk bonds are subject to extreme price fluctuations. Adverse changes in an issuer's industry and general economic conditions may have a greater impact on the prices of junk bonds than on other higher rated fixed-income securities.

o Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.

o Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the LifePath Portfolios before it matures. If the issuer redeems junk bonds, the LifePath Portfolios may have to invest the proceeds in bonds with lower yields and may lose income.

o Junk bonds may be less liquid than higher rated fixed-income securities, even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the LifePath Portfolios' securities than is the case with securities trading in a more liquid market.

o The LifePath Portfolios may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.

o The credit rating of a high yield security does not necessarily address its market value risk. Ratings and market value may change from time to time, positively or negatively, to reflect new developments regarding the issuer.

MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the LifePath Portfolios invest will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

MORTGAGE- AND ASSET-BACKED SECURITIES RISKS - Mortgage-backed securities (residential and commercial) and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. The characteristics of these mortgage-backed and asset-backed securities differ from traditional fixed-income securities. Like traditional fixed-income securities, the value of asset-backed securities typically increases when interest rates fall and decreases when interest rates rise. However, a main difference is that the principal on mortgage- or asset-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. Therefore, mortgage- and asset-backed backed securities are subject to "prepayment risk" and "extension risk." Because of prepayment risk and extension risk, mortgage-backed securities react differently to changes in interest rates than other fixed-income securities.

Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the LifePath Portfolios may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. Prepayment reduces the yield to maturity and the average life of the asset-backed securities. Asset-backed securities and commercial mortgage-backed securities ("CMBS") generally experience less prepayment than residential mortgage-backed securities.

Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The LifePath Portfolios' investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. Certain CMBS are issued in several classes with different levels of yield and credit protection. The LifePath Portfolios' investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Mortgage-backed securities may be either pass-through securities or collateralized mortgage obligations ("CMOs"). Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (IOs), principal only (POs) or an amount that remains after other floating-rate tranches are paid (an inverse floater). These securities are frequently referred to as "mortgage derivatives" and may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the LifePath Portfolios invest in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by BFA, it is possible that the LifePath Portfolios could lose all or substantially all of their investment.

The residential mortgage market in the United States recently has experienced difficulties that may adversely affect the performance and market value of certain of the LifePath Portfolios' mortgage-related investments. Delinquencies and losses on residential mortgage loans (especially subprime and second-lien mortgage loans) generally have increased recently and may continue to increase, and a decline in or flattening of housing values (as has recently been experienced and may continue to be experienced in many housing markets) may exacerbate such delinquencies and losses. Also, a number of residential mortgage loan originators have recently experienced serious financial difficulties or bankruptcy. Reduced investor demand for mortgage loans and mortgage-related securities and increased investor yield requirements have caused limited liquidity in the secondary market for mortgage-related securities, which can adversely affect the market value of mortgage-related securities. It is possible that such limited liquidity in such secondary markets could continue or worsen.

Asset-backed securities entail certain risks not presented by mortgage-backed securities, including the risk that in certain states it may be difficult to perfect the liens securing the collateral backing certain asset-backed securities. In addition, certain asset-backed securities are based on loans that are unsecured, which means that there is no collateral to seize if the underlying borrower defaults. Certain mortgage-backed securities in which the LifePath Portfolios may invest may also provide a degree of investment leverage, which could cause the LifePath Portfolios to lose all or substantially all of their investment.

PASSIVE INVESTMENT RISK - Because BFA does not select individual companies in the underlying indexes for the Underlying iShares Funds, those Underlying iShares Funds may hold stocks in companies that present risks that an investment adviser researching individual stocks might seek to avoid.

REAL ESTATE-RELATED SECURITIES RISK - The main risk of real estate-related securities is that the value of the underlying real estate may go down. Many factors may affect real estate values. These factors include both the general and local economies, the amount of new construction in a particular area, the laws and regulations (including zoning and tax laws) affecting real estate and the costs of owning, maintaining and improving real estate. The availability of mortgages and changes in interest rates may also affect real estate values. If the LifePath Portfolios' real estate-related investments are concentrated in one geographic area or in one property type, the LifePath Portfolios will be particularly subject to the risks associated with that area or property type.

SECURITIES LENDING RISK - Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the LifePath Portfolios may lose money and there may be a delay in recovering the loaned securities. The LifePath Portfolios could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences for the LifePath Portfolios.

U.S. GOVERNMENT OBLIGATIONS RISK - Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks); and others are supported by the discretionary authority of the U.S. government to purchase an agency's obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

FOR A DESCRIPTION OF THE LIFEPATH PORTFOLIOS' POLICIES AND PROCEDURES WITH RESPECT TO DISCLOSURE OF THEIR MASTER PORTFOLIOS' PORTFOLIO HOLDINGS, AND A FURTHER DISCUSSION OF THE LIFEPATH PORTFOLIOS' INVESTMENTS AND RISKS, PLEASE REFER TO THE LIFEPATH PORTFOLIOS' SAI.

Management of the LifePath Portfolios
--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------
Each LifePath Portfolio is a feeder fund that invests all of its assets in a Master Portfolio that has an investment objective, strategies and policies substantially identical to the LifePath Portfolio. The Master Portfolios, in turn, invest in a combination of the Underlying Funds. BFA, a registered investment adviser, serves as investment adviser to each Master Portfolio, and also serves as investment adviser to each Underlying Fund, with the exception of the Underlying Money Market Fund, which invests in a Master Portfolio advised by BFA. BFA manages the investing of the Master Portfolios' assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the Master Portfolios' Board of Trustees. For its services to the Master
Portfolios, BFA is entitled to receive an annual advisory fee of 0.35% of each Master Portfolio's average daily net assets.

For its services to the Underlying Funds, BFA receives fees that differ from the fees described for the LifePath Portfolios in this Prospectus. BFA provides investment advisory services for the Underlying Funds that differ from the investment advisory services it provides for the Master Portfolios. For those services, BFA receives investment advisory fees from the Underlying Funds. In addition, BTC provides administration services to certain of the Underlying Funds and, for those services, may receive administration fees from those Underlying Funds. BFA has contractually agreed to waive its management fees at the Master Portfolio level in an amount equal to advisory and administration fees, if any, paid by the Underlying Funds to BFA and BTC, respectively, through December 1, 2011.

BFA is located at 400 Howard Street, San Francisco, CA 94105. BFA is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BlackRock, Inc. ("BlackRock"). As of December 31, 2009, BTC and its affiliates, including BFA, had approximately $3.346 trillion in investment company and other portfolio assets under management. BFA, BTC, BlackRock Execution Services, BlackRock and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolios invest.

A discussion regarding the basis for the Master Portfolios' Board of Trustees' approval of the investment advisory agreements with BFA is available in the LifePath Portfolios' annual report for the period ended December 31, 2009.

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
Dagmar Nikles, Leslie Gambon and Alan Mason (the "Portfolio Managers") are jointly and primarily responsible for the day-to-day management of the Master Portfolios and act collaboratively on all aspects concerning the Master Portfolios. Each Portfolio Manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of their team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy, and overseeing members of his or her portfolio management team with more limited responsibilities.

Ms. Nikles has been employed as a Senior Investment Strategist in the defined contributions team at BFA and BTC since December 2009. From July 2003 to November 2009, Ms. Nikles was a member of the asset allocation portfolio management team at Barclays Global Fund Advisors ("BGFA") and Barclays Global Investors, N.A. ("BGI"). Ms. Nikles has been a one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since June 2005.

Ms. Gambon has been employed as a member of the asset allocation portfolio management team at BFA and BTC since December 2009. From April 2007 to November 2009, Ms. Gambon was a member of the asset allocation portfolio management at BGFA and BGI. From October 2004 to April 2007, Ms. Gamobon was Head of Defined Contribution Portfolio Management at BGI. Ms. Gambon has been one of the Portfolio Managers primarily responsible for the day-to-day management of the Master Portfolios since May 2007.

Mr. Mason has been employed by BFA and BTC since December 2009. Mr. Mason is responsible for multi-asset class solutions for institutional clients. From 1991 to 2009, Mr. Mason served a variety of roles at BGFA and BGI, including eight years devoted to the development of transition management products. Mr. Mason has been one of the Portfolio Managers primarily responsible for the day-to-day management of the LifePath Master Portfolios since September 2009.

The LifePath Portfolios' SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares in the LifePath Portfolios.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------
BTC provides the following services, among others, as the LifePath Portfolios' administrator:

      o     Supervises the LifePath Portfolios' administrative operations;

      o Provides or causes to be provided management reporting and treasury administration services;

      o     Financial reporting;

      o     Legal, blue sky and tax services;

      o     Preparation of proxy statements and shareholder reports; and

      o Engaging and supervising the Shareholder Servicing Agents on behalf of the LifePath Portfolios.

BTC is entitled to receive fees for these services at the annual rate of 0.75% of the average daily net assets of the Class R Shares of each LifePath Portfolio. In addition to performing these services, BTC has agreed to bear all costs of operating the LifePath Portfolios, other than brokerage expenses, advisory fees, distribution fees, certain fees and expenses related to the Trust's Independent Trustees, that are not "interested persons" of the LifePath Portfolios or the Trust as defined in the Investment Company Act of 1940, as amended, (the "1940 Act") and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses.

The LifePath Portfolios have adopted a plan (the "Plan") that allows each LifePath Portfolio to pay shareholder servicing fees for certain services provided to its shareholders under Rule 12b-1 of the 1940 Act.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate brokers, dealers, financial institutions and industry professionals (including BlackRock, The PNC Financial Services Group, Inc. ("PNC"), Merrill Lynch & Co., Inc. ("Merrill Lynch"), Bank of America Corporation ("BAC"), Barclays Bank PLC and their respective affiliates) (each, a "Financial Intermediary") for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a LifePath Portfolio's shares. Because the fees paid by the LifePath Portfolios under the Plan are paid out of LifePath Portfolio assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition to, rather than in lieu of, shareholder servicing fees that a LifePath Portfolio may pay to a Financial Intermediary pursuant to the Plan and fees a LifePath Portfolio pays to State Street, BlackRock, on behalf of a LifePath Portfolio, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the LifePath Portfolio will pay the Financial Intermediary for administrative, networking, recordkeeping, sub-transfer agency and shareholder services. These non-Plan payments are generally based on either
(1) a percentage of the average daily net assets of LifePath Portfolio shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the LifePath Portfolios). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated Financial Intermediaries for the sale and distribution of shares of the LifePath Portfolios or for these other services to the LifePath Portfolios and shareholders. These payments would be in addition to the LifePath Portfolio payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a LifePath Portfolio to you. Please contact your Financial Intermediary for details about payments it may receive from a LifePath Portfolio or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

DETAILS ABOUT THE SHARE CLASS
--------------------------------------------------------------------------------
CLASS R SHARES

Class R Shares are available only to certain retirement and qualified employee benefit plans. If you buy Class R Shares, you will pay neither an initial sales charge nor a contingent deferred sales charge. However, Class R Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Because these fees are paid out of a LifePath Portfolio's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges.

Class R Shares do not offer a conversion privilege.

SEI currently pays the annual Class R Shares distribution fee and annual Class R Shares service fee to dealers as an ongoing concession and as a shareholder servicing fee, respectively, on a monthly basis.

ACCOUNT SERVICES AND PRIVILEGES

--------------------------------------------------------------------------------
The following table provides examples of account services and privileges available in your BlackRock account. Please contact your financial professional for assistance in requesting one or more of the following services and privileges.

AUTOMATIC   Allows systematic            BlackRock's AIP allows you to invest a specific amount on a periodic basis from your
INVESTMENT  investments on a periodic    checking or savings account into your investment account. You may apply for this option
PLAN        basis from checking or       upon account opening or by completing the Automatic Investment Plan application. The
("AIP")     savings account.             minimum investment amount for an automatic investment plan is $50 per portfolio.

DIVIDEND    Automatically invests your   Dividend and capital gains distributions may be reinvested in your account to purchase
ALLOCATION  distributions into another   additional shares or paid in cash. Using the Dividend Allocation Plan, you can direct your
PLAN        BlackRock Fund of your       distributions to your bank account (checking or savings), to purchase shares of another
            choice pursuant to your      fund at BlackRock without any fees or sales charges, or by check to special payee. Please
            instructions, without any    call (800) 882-0052 for details. If investing into another fund at BlackRock, the receiving
            fees or sales charges.       fund must be open to new purchases.


SYSTEMATIC  This feature can be used by  A minimum of $10,000 in the initial BlackRock Fund is required and investments in any
EXCHANGE    investors to systematically  additional funds must meet minimum initial investment requirements. For more
PLAN        exchange money from one      information, please contact the LifePath Portfolio at (800) 882-0052.
            fund to up to four other
            funds.

SYSTEMATIC  This feature can be used by  To start a Systematic Withdrawal Plan ("SWP") a shareholder must have a current
WITHDRAWAL  investors who want to        investment of $10,000 or more in a BlackRock Fund.
PLAN        receive regular              Shareholders can elect to receive cash payments of $50 or more at any interval they
("SWP")     distributions from their     choose. Shareholders may sign up by completing the SWP Application Form, which may
            accounts.                    be obtained from BlackRock.
                                         Shareholders should realize that if withdrawals exceed income the invested principal in their account will be depleted.To participate in the SWP, shareholders must have their dividends reinvested. Shareholders may change or cancel the SWP at any time, with a minimum of 24 hours notice. Ask your financial adviser or other financial intermediary for details.

LIFEPATH PORTFOLIOS' RIGHTS
--------------------------------------------------------------------------------
Each LifePath Portfolio may:

o Suspend the right of redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the 1940 Act,

o Postpone date of payment upon redemption if trading is halted or restricted on the Exchange or under other emergency conditions described in the 1940 Act or if a redemption request is made before a LifePath Portfolio has collected payment for the purchase of shares,

o Redeem shares for property other than cash if conditions exist which make cash payments undesirable in accordance with its rights under the 1940 Act, and

o Redeem shares involuntarily in certain cases, such as when the value of a shareholder account falls below a specified level.

NOTE ON LOW BALANCE ACCOUNTS. Because of the high cost of maintaining smaller shareholder accounts, a LifePath Portfolio may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before a LifePath Portfolio makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before a LifePath Portfolio takes any action. This involuntary redemption does not apply to accounts of authorized qualified employee benefit plans, selected fee-based programs or accounts established under the Uniform Gifts or Transfers to Minors Acts.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
WHO IS ELIGIBLE TO INVEST

To be eligible to purchase LifePath Portfolio Class R Shares, you must:

o Invest through an employer-sponsored or individual retirement savings plan;

o Invest the proceeds rolled over from such retirement savings plan into an IRA; or

o Maintain an account with State Street or with one of the LifePath Portfolios' Shareholder Servicing Agents.

o Have owned Class R Shares prior to _____________, 2010, the date Class R Shares were redesignated Class A Shares and hold such Shares or a portion thereof on the date of purchase.

The LifePath Portfolios offer other classes of shares (Class I Shares, Class A Shares, Class C Shares and Class K Shares) with different features and expense levels, which you may be eligible to buy. Please see the LifePath Portfolios' Class I Shares, Class A Shares, Class C Shares and Class K Shares prospectuses for more information.

In order to invest, a completed account application form must be submitted to, and processed by, your Shareholder Servicing Agent or State Street and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for Class R Shares that differ from those of the LifePath Portfolios, such as different investment minimums or earlier trading deadlines. Please contact your Shareholder Servicing Agent directly for more information and details.

HOW TO BUY SHARES

o PLAN PARTICIPANT. Invest through payroll deductions or make a direct contribution by rolling over an amount from another 401(k) plan or from a rollover IRA (make arrangements through your employer). If you are investing through a Shareholder Servicing Agent, your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline than the LifePath Portfolios, as described below.

o TAX-DEFERRED INVESTOR. Invest through a Shareholder Servicing Agent as provided in your benefit plan documents. Your Shareholder Servicing Agent, plan sponsor or administrator is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline for purchase and redemption orders than the LifePath Portfolios, as described below.

o QUALIFIED BUYER. Invest through an account set up with State Street or your Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline than the LifePath Portfolios, as described below.

You may purchase LifePath Portfolio Class R Shares without paying a sales charge at the time of purchase. Your purchase order must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) (or if regular trading on the NYSE closes early, at such closing time) on any Business Day to purchase shares at that day's NAV. Orders received after the close of regular trading on the NYSE will be executed on the next Business Day. The LifePath Portfolios are generally open Monday through Friday and are generally closed on weekends and any day on which the NYSE is closed.

Each LifePath Portfolio reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Purchases generally must be made in U.S. dollars. You may be charged for any costs incurred in connection with a purchase order that has been placed but for which the LifePath Portfolio has not received full payment.

HOW TO SELL SHARES

o PLAN PARTICIPANT AND TAX-DEFERRED INVESTOR. Contact your plan sponsor, administrator or Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to State Street.

o QUALIFIED BUYER. Contact your Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to State Street.

You may sell LifePath Portfolio shares without paying a sales charge. Your order to sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) (or if regular trading on the NYSE closes early, at such closing time) on any Business Day to sell shares at that day's NAV. Orders received after the close of regular trading on the NYSE will be executed on the next Business Day.

The LifePath Portfolios generally remit the proceeds from a sale the next Business Day after receiving a properly executed order to sell and no longer than seven days after the sale. Each LifePath Portfolio reserves the right to suspend your right of redemption and to delay delivery of your redemption proceeds up to seven days, as permitted under applicable law. Each LifePath Portfolio further reserves the right to automatically redeem your shares and close your account for any reason, subject to applicable law, and send you the proceeds, which would reflect the NAV on the day the LifePath Portfolio automatically redeems your shares. For example, the LifePath Portfolio may automatically redeem your shares to reimburse the LifePath Portfolio for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the LifePath Portfolio's shares as provided from time to time in this Prospectus.

In addition, each LifePath Portfolio reserves the right to send your redemption proceeds in the form of securities from its Master Portfolio.

Upon redemption, the identity of the holder of the account to which the proceeds are being sent may need to be verified.

CALCULATING THE LIFEPATH PORTFOLIOS' SHARE PRICE

Each LifePath Portfolio's share price (also known as a LifePath Portfolio's
NAV) is calculated by dividing the value of the net assets of the LifePath Portfolio (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the LifePath Portfolio, generally rounded to the nearest cent.

Each LifePath Portfolio's NAV is calculated at the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern Time) on any Business Day. If regular trading on the NYSE closes early, the time for calculating each LifePath Portfolio's NAV and the deadline for share transactions will be accelerated to the earlier closing time. The NAV of each LifePath Portfolio is calculated based on the net asset value of the Master Portfolio in which the LifePath Portfolio invests. The LifePath Portfolios' SAI includes a description of the methods for valuing the Master Portfolios' investments, including a description of the circumstances in which the Master Portfolios' investments would be valued using fair value pricing and the effects of using fair value pricing.

LIFEPATH PORTFOLIO DISTRIBUTIONS

The LifePath Portfolios distribute their net investment income to shareholders quarterly. The LifePath Portfolios distribute their net realized capital gains, if any, to shareholders at least annually. Distributions payable to you will be automatically reinvested in additional Class R Shares of your LifePath Portfolio, unless you have elected to receive distribution payments in cash.

FREQUENT TRADING IN LIFEPATH PORTFOLIO SHARES

Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on a fund and its shareholders. Depending on various factors, such as the size of the fund's investment portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of the fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a fund's investment portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's net asset value ("market timing").

Each LifePath Portfolio invests only in interests of its Master Portfolio, and the Boards of Trustees of the Master Portfolios and the LifePath Portfolios have each considered the issues of frequent trading and market timing. The Master Portfolios' Board of Trustees has adopted a policy of not monitoring for possible market timing activity because the Master Portfolios' holdings are valued as of the same time that the net asset value of the Master Portfolios is calculated (generally 4:00 p.m. Eastern time), which eliminates the potential arbitrage opportunity presented by a lag between a change in the value of the Master Portfolios' holdings and the reflection of that change in the Master Portfolios' respective net asset values. The Master Portfolios' Board of Trustees has not adopted a policy of monitoring for other forms of frequent trading because daily flows into and out of the Master Portfolios are aggregated, and the process of aggregation is expected to reduce the potential for frequent trading to disrupt the implementation of the Master Portfolios' investment strategies.

The Trust's Board of Trustees has not adopted a policy of monitoring for market timing or other frequent trading activity in the LifePath Portfolios in light of the nature of the LifePath Portfolios' investment in Master Portfolios, the policies of the Master Portfolios, as described in the preceding paragraphs, and the historical nature of flows into and out of the LifePath Portfolios.

BTC's ability to monitor trades that are placed by participants in plans that are shareholders in the LifePath Portfolios or other shareholders in the LifePath Portfolios that trade through omnibus accounts maintained by intermediaries will be severely limited to the extent BTC does not receive transaction information showing individual investment decisions. Upon request by the LifePath Portfolios, intermediaries are required to provide certain transaction information that may enable the LifePath Portfolios to identify trading activity that is potentially harmful to the LifePath Portfolios. The LifePath Portfolios may, but do not have the obligation to, respond to any potentially harmful trading activity that is identified. In the event any potentially harmful trading activity is identified, responses may include the imposition of trading restrictions, the rejection of purchases, or such other steps the LifePath Portfolios determine are appropriate. Intermediaries' ability to impose restrictions on the trading practices of their clients may, however, be affected by legal or technological limitations.

The LifePath Portfolios may from time to time implement various methods that the LifePath Portfolios believe are appropriate to deter market timing, frequent trading or other activity that may be detrimental to the LifePath Portfolios or long-term investors in the LifePath Portfolios. There is no assurance that any such methods will prevent such detrimental trading activity.

TAXES
--------------------------------------------------------------------------------
The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this Prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the LifePath Portfolios and their U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the SAI for additional U.S. federal income tax information.

Distributions from your LifePath Portfolio's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional LifePath Portfolio shares. The amount of taxes you owe will vary depending on your tax status and on your tax rate and the amount and character of the LifePath Portfolio's distributions to you. Normally, distributions are taxable to you when paid. However, when distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

Distributions from the LifePath Portfolios generally are taxable as follows:

DISTRIBUTION TYPE               TAX STATUS
------------------------------- --------------------------------
Qualified dividend income...... Qualified dividend income(1)(2)
Other income................... Ordinary income(2)
Short-term capital gain........ Ordinary income
Long-term capital gain......... Long-term capital gain(3)

-------
(1) If you are an individual, your distributions attributable to the LifePath Portfolio's qualified dividend income generally are taxable to you at a maximum 15% U.S. federal income tax rate, as long as you meet certain holding period and other requirements. Qualified dividend income is, in general, dividend income received from taxable U.S. and certain foreign corporations. Absent further legislation, the reduced rates of tax for qualified dividend income will expire after December 31, 2010.

(2) A portion of distributions paid to corporate shareholders of the LifePath Portfolios may qualify for the dividends-received deduction available to corporations.

(3) An individual's net long-term capital gain currently is subject to a reduced maximum 15% U.S. federal income tax rate. Absent further legislation, this reduced 15% maximum tax rate on long-term capital gain is scheduled to expire after December 31, 2010.

In addition, if you sell your LifePath Portfolio shares you generally will have a taxable capital gain or loss in an amount equal to the difference between the net amount of sale proceeds that you receive and your tax basis for the shares that you sell. In certain circumstances, a loss on the sale may be disallowed:

TRANSACTION                                        TAX STATUS
-------------------------------------------------- --------------------------------
You sell shares owned for more than one year...... Long-term capital gain or loss
You sell shares owned for one year or less........ Short-term capital gain or loss

If you buy a LifePath Portfolio's shares shortly before it makes a distribution, you will, in effect, receive part of your purchase back in the form of a taxable distribution. Similarly, if you buy shares of a LifePath Portfolio that holds appreciated securities, you will, in effect, receive part of your purchase back in a taxable distribution if and when the

LifePath Portfolio sells the appreciated securities and distributes the realized gain on the sale. The LifePath Portfolios have built up, or have the potential to build up, high levels of unrealized appreciation in their investments.

After the end of each year, the LifePath Portfolios will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.

In certain circumstances, you may be subject to back-up withholding taxes on distributions to you from the LifePath Portfolios if you fail to provide the LifePath Portfolios with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the U.S. Internal Revenue Service that you are subject to back-up withholding.

TAX CONSIDERATIONS FOR TAX-EXEMPT OR FOREIGN INVESTORS OR THOSE HOLDING LIFEPATH PORTFOLIO SHARES THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA, WILL BE DIFFERENT. FOR EXAMPLE, SHAREHOLDERS THAT ARE EXEMPT FROM U.S. FEDERAL INCOME TAX, SUCH AS RETIREMENT PLANS THAT ARE QUALIFIED UNDER SECTION 401 OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, GENERALLY ARE NOT SUBJECT TO U.S. FEDERAL INCOME TAX ON LIFEPATH PORTFOLIO DIVIDENDS OR DISTRIBUTIONS OR ON SALES OF LIFEPATH PORTFOLIO SHARES. BECAUSE EACH INVESTOR'S TAX CIRCUMSTANCES ARE UNIQUE AND BECAUSE TAX LAWS ARE SUBJECT TO CHANGE, YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT YOUR INVESTMENT.

MASTER/FEEDER MUTUAL FUND STRUCTURE
--------------------------------------------------------------------------------
The LifePath Portfolios do not have their own investment adviser. Instead, each LifePath Portfolio invests all of its assets in a separate mutual fund, called a Master Portfolio, that has an investment objective, strategies and policies substantially identical to the LifePath Portfolio. BFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the LifePath Portfolios.

FEEDER FUND EXPENSES

Feeder funds, including the LifePath Portfolios, bear their respective Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

FEEDER FUND RIGHTS

Under the master/feeder structure, the Trust's Board of Trustees retains the right to withdraw a LifePath Portfolio's assets from its Master Portfolio if it believes doing so is in the best interests of the LifePath Portfolio's shareholders. If the Board of Trustees decides to withdraw a LifePath Portfolio's assets, it would then consider whether the LifePath Portfolio should hire its own investment adviser, invest in another master portfolio or take other action.

FUND OF FUNDS

The Master Portfolios do not invest directly in a portfolio of securities. Instead, they invest in the Underlying Money Market Fund and other Underlying Funds that are also advised by BFA. Each Master Portfolio charges for its own direct expenses, in addition to bearing a PRO RATA share of the expenses charged by the Underlying Funds in which it invests.

CONFLICTS OF INTEREST
--------------------------------------------------------------------------------
BFA wants you to know that there are certain entities with which BFA has relationships that may give rise to conflicts of interest, or the appearance of conflicts of interest. These entities include the following: BFA's affiliates (including BlackRock and PNC and each of their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the "Affiliates")) and BlackRock's significant shareholders, Merrill Lynch and its affiliates, including BAC (each, a "BAC Entity"), and Barclays Bank PLC and its affiliates, including Barclays PLC (each, a "Barclays Entity") (for convenience the Affiliates, BAC Entities and Barclays Entities are collectively referred to in this section as the "Entities" and each separately is referred to as an "Entity").

The activities of Entities in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the LifePath Portfolios and their shareholders. The Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the LifePath Portfolios. The Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the LifePath Portfolios. One or more of the Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the LifePath Portfolios directly and indirectly invest.

Thus, it is likely that the LifePath Portfolios will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Entity performs or seeks to perform investment banking or other services.

One or more Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the LifePath Portfolios and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the LifePath Portfolios, including in securities issued by other open-end and closed-end investment management companies, including investment companies that are affiliated with the LifePath Portfolios and BFA to the extent permitted under the 1940 Act. The trading activities of these Entities are carried out without reference to positions held directly or indirectly by the LifePath Portfolios and may result in an Entity having positions that are adverse to those of the LifePath Portfolios.

No Entity is under any obligation to share any investment opportunity, idea or strategy with the LifePath Portfolios. As a result, an Entity may compete with the LifePath Portfolios for appropriate investment opportunities. As a result of this and several other factors, the results of the LifePath Portfolios' investment activities may differ from those of an Entity and of other accounts managed by an Entity, and it is possible that the LifePath Portfolios could sustain losses during periods in which one or more Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

The LifePath Portfolios may, from time to time, enter into transactions in which an Entity or an Entity's other clients have an adverse interest. Furthermore, transactions undertaken by Entity-advised clients may adversely impact the LifePath Portfolios. Transactions by one or more Entity-advised clients or BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the LifePath Portfolios.

An Entity may maintain securities indexes as part of their product offerings. Index based funds seek to track the performance of securities indexes and may use the name of the index in the fund name. Index providers, including Entities, may be paid licensing fees for use of their indexes or index names. Entities will not be obligated to license their indexes to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with the Entities will be as favorable as those terms offered to other index licensees.

The LifePath Portfolios' activities may be limited because of regulatory restrictions applicable to one or more Entities, and/or their internal policies designed to comply with such restrictions. In addition, the LifePath Portfolios may invest in securities of companies with which an Entity has or is trying to develop investment banking relationships or in which an Entity has significant debt or equity investments. The LifePath Portfolios also may invest in securities of companies for which an Entity provides or may some day provide research coverage. An Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the LifePath Portfolios or who engage in transactions with or for the LifePath Portfolios, and may receive compensation for such services. The LifePath Portfolios may also make brokerage and other payments to Entities in connection with the LifePath Portfolios' portfolio investment transactions.

Under a securities lending program approved by the Trust's Board of Trustees, the LifePath Portfolios have retained an Affiliate of BFA to serve as the securities lending agent for the LifePath Portfolios to the extent that the LifePath Portfolios participate in the securities lending program. For these services, the lending agent may receive a fee from the LifePath Portfolios, including a fee based on the returns earned on the LifePath Portfolios' investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which the LifePath Portfolios may lend its portfolio securities under the securities lending program.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the LifePath Portfolios and their shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest.

ANTI-MONEY LAUNDERING REQUIREMENTS

The LifePath Portfolios are subject to the USA PATRIOT Act (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a LifePath Portfolio may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The LifePath Portfolios reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow the LifePath Portfolios to verify their identity. The LifePath Portfolios also reserve the right to redeem any amounts in a LifePath Portfolio from persons whose identity it is unable to verify on a timely basis. It is the LifePath Portfolios' policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The financial tables in this section are intended to help investors understand the financial performance of the Class I Shares of each LifePath Portfolio for the past five years or, if shorter, the period of the LifePath Portfolio's operations. Certain information reflects financial results for a single Class I Share of each LifePath Portfolio. FINANCIAL PERFORMANCE FOR THE CLASS R SHARES WOULD DIFFER FROM THE FINANCIAL PERFORMANCE FOR THE CLASS I SHARES BECAUSE THE CLASSES HAVE DIFFERENT EXPENSES. The total returns in the tables represent the rate of return that an investor would have earned (or lost) on an investment in Class I Shares of a given LifePath Portfolio, assuming reinvestment of all distributions. The information for the period ended June 30, 2009, is unaudited; all other information has been audited by _________, whose report, along with the LifePath Portfolios' financial statements, is included in the LifePath Portfolios' annual report. You may obtain copies of the annual report, at no cost, by calling 1-800-882-0052 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern Time.

LIFEPATH RETIREMENT PORTFOLIO - CLASS I SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

[To Be Updated By Amendment]

LIFEPATH 2020 PORTFOLIO - CLASS I SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

[To Be Updated By Amendment]

LIFEPATH 2030 PORTFOLIO - CLASS I SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

[To Be Updated By Amendment]

LIFEPATH 2040 PORTFOLIO - CLASS I SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

[To Be Updated By Amendment]

LIFEPATH 2050 PORTFOLIO - CLASS I SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[To Be Updated By Amendment]

DISCLAIMERS
--------------------------------------------------------------------------------
The iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P Small Cap 600 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and the iShares S&P North America Natural Resources Sector Index Fund (the "iShares S&P Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's or its affiliates. Standard & Poor's and its affiliates make no representation or warranty, express or implied, to the owners of shares of the iShares S&P Funds or any member of the public regarding the advisability of investing in securities generally or in iShares S&P Funds particularly or the ability of the Standard & Poor's Indexes to track general stock market performance. Standard & Poor's and its affiliates' only relationship to the iShares Trust (as used in these Disclaimers, the "Trust"), BTC and BFA is the licensing of certain trademarks and trade names of Standard & Poor's and its affiliates and of the Standard & Poor's Indexes, which are determined, composed and calculated by Standard & Poor's and its affiliates without regard to the Trust, BTC, BFA or the iShares S&P Funds. Standard & Poor's and its affiliates have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares S&P Funds into consideration in determining, composing or calculating the Standard & Poor's Indexes. Standard & Poor's and its affiliates are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares S&P Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares S&P Funds are to be converted into cash. Standard & Poor's and its affiliates have no obligation or liability in connection with the administration, marketing or trading of the iShares S&P Funds. Standard &
Poor's and its affiliates do not guarantee the accuracy or the completeness of the Standard & Poor's Indexes or any data included therein and Standard &
Poor's and its affiliates shall have no liability for any errors, omissions, or interruptions therein. Standard & Poor's and its affiliates make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares S&P Funds or any other person or entity from the use of the Standard & Poor's Indexes or any data included therein. Standard & Poor's and its affiliates make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Standard & Poor's Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Standard & Poor's and its affiliates have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Standard & Poor's Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares Russell Midcap Index Fund and the iShares Russell 2000 Index Fund (the "iShares Russell Funds") are not sponsored, endorsed, sold or promoted by Russell Investment Group. Russell Investment Group makes no representation or warranty, express or implied, to the owners of shares of the iShares Russell Funds or any member of the public regarding the advisability of investing in securities generally or in the iShares Russell Funds particularly or the ability of the Russell Indexes to track general stock market performance. Russell Investment Group's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Russell Investment Group's and of the Russell Indexes, which are determined, composed, and calculated by Russell Investment Group without regard to the Trust, BTC, BFA or the iShares Russell Funds. Russell Investment Group has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Russell Funds into consideration in determining, composing or calculating the Russell Indexes. Russell Investment Group is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Russell Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Russell Funds are to be converted into cash. Russell Investment Group has no obligation or liability in connection with the administration, marketing or trading of the iShares Russell Funds. Russell Investment Group does not guarantee the accuracy or the completeness of the Russell Indexes or any data included therein and Russell Investment Group shall have no liability for any errors, omissions, or interruptions therein. Russell Investment Group makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Russell Funds or any other person or entity from the use of the Russell Indexes or any data included therein. Russell Investment Group makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Russell Investment Group have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Russell Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers. Cohen & Steers makes no representation or warranty, express or implied, to the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares Cohen & Steers Realty Majors Index Fund particularly or the ability of the Cohen & Steers Realty Majors Index to track general stock market performance. Cohen & Steers' only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Cohen & Steers and of the Cohen & Steers Realty Majors Index, which is determined, composed and calculated by Cohen & Steers without regard to the Trust, BTC, BFA or the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund into consideration in determining, composing or calculating the Cohen & Steers Realty Majors Index. Cohen & Steers is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Cohen & Steers Realty Majors Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Cohen & Steers Realty Majors Index Fund are to be converted into cash. Cohen & Steers has no obligation or liability in connection with the administration, marketing or trading of the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers does not guarantee the accuracy or the completeness of the Cohen & Steers Realty Majors Index or any data included therein and Cohen & Steers shall have no liability for any errors, omissions, or interruptions therein. Cohen & Steers makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any other person or entity from the use of the Cohen & Steers Realty Majors Index or any data included therein. Cohen & Steers makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Cohen & Steers Realty Majors Index or any data included therein. Without limiting any of the foregoing, in no event shall Cohen & Steers have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Cohen & Steers Realty Majors Index or any data included therein, even if notified of the possibility of such damages.

The iShares JPMorgan USD Emerging Markets Bond Fund is not sponsored, endorsed, sold or promoted by JPMorgan. JPMorgan makes no representation or warranty, express or implied, to the owners of shares of the iShares JPMorgan USD Emerging Markets Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares JPMorgan USD Emerging Markets Bond Fund particularly or the ability of the JPMorgan EMBI Global Core Index to track general bond market performance. JPMorgan's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of JPMorgan and of the JPMorgan EMBI Global Core Index which is determined, composed and calculated by JPMorgan without regard to the Trust, BTC, BFA or the iShares JPMorgan USD Emerging Markets Bond Fund. JPMorgan has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares JPMorgan USD Emerging Markets Bond Fund into consideration in determining, composing or calculating the JPMorgan EMBI Global Core Index. JPMorgan is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares JPMorgan USD Emerging Markets Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares JPMorgan USD Emerging Markets Bond Fund are to be converted into cash. JPMorgan has no obligation or liability in connection with the administration, marketing or trading of the iShares JPMorgan USD Emerging Markets Bond Fund. JPMorgan does not guarantee the accuracy or the completeness of the JPMorgan EMBI Global Core Index or any data included therein and JPMorgan shall have no liability for any errors, omissions, or interruptions therein. JPMorgan makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the JPMorgan USD Emerging Markets Bond Fund or any other person or entity from the use of the JPMorgan EMBI Global Core Index or any data included therein. JPMorgan makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the JPMorgan EMBI Global Core Index or any data included therein. Without limiting any of the foregoing, in no event shall JPMorgan have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the JPMorgan EMBI Global Core Index or any data included therein, even if notified of the possibility of such damages.

The iShares iBoxx $ High Yield Corporate Bond Fund is not sponsored, endorsed, sold or promoted by IIC. IIC makes no representation or warranty, express or implied, to the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares iBoxx $ High Yield Corporate Bond Fund particularly or the ability of the iBoxx $ Liquid High Yield Index to track the general stock market performance. IIC's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of IIC and of the iBoxx $ Liquid High Yield Index which is determined, composed and calculated by IIC without regard to the Trust, BTC, BFA or the iShares iBoxx $ High Yield Corporate Bond Fund. IIC has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund into consideration in determining, composing or calculating the iBoxx $ Liquid High Yield Index. IIC is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares iBoxx
$ High Yield Corporate Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares iBoxx $ High Yield Corporate Bond Fund are to be converted into cash. IIC has no obligation or liability in connection with the administration, marketing or trading of the iShares iBoxx $ High Yield Corporate Bond Fund. IIC does not guarantee the accuracy or the completeness of the iBoxx $ Liquid High Yield Index or any data included therein and IIC shall have no liability for any errors, omissions, or interruptions therein. IIC makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any other person or entity from the use of the iBoxx $ Liquid High Yield Index or any data included therein. IIC makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the iBoxx $ Liquid High Yield Index or any data included therein. Without limiting any of the foregoing, in no event shall IIC have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the iBoxx $ Liquid High Yield Index or any data included therein, even if notified of the possibility of such damages.

The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund is not sponsored, endorsed, sold or promoted by FTSE Licensor Parties. None of the FTSE Licensor Parties makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index and/or the figure at which the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index stands at any particular time on any particular day or otherwise. The FTSE Licensor Parties' only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of the FTSE Licensor Parties and of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index, which is determined, composed and calculated by the FTSE Licensor Parties without regard to the Trust, BTC, BFA or the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund into consideration in determining, composing or calculating the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index. The FTSE Licensor Parties are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund are to be converted into cash. The FTSE Licensor Parties have no obligation or liability in connection with the administration, marketing or trading of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties do not guarantee the accuracy or the completeness of the FTSE EPRA/

NAREIT Developed Real Estate ex-U.S. Index or any data included therein and the FTSE Licensor Parties shall have no liability for any errors, omissions, or interruptions therein. The FTSE Licensor Parties make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund or any other person or entity from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein. The FTSE Licensor Parties make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein. Without limiting any of the foregoing, in no event shall the FTSE Licensor Parties have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein, even if notified of the possibility of such damages.

The iShares MSCI Canada Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund (the "iShares MSCI Index Funds") are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of the iShares MSCI Index Funds or any member of the public regarding the advisability of investing in funds generally or in the iShares MSCI Index Funds particularly or the ability of the MSCI Indexes to track general stock market performance. MSCI is the licensor of certain trademarks, servicemarks and trade names of MSCI and of the MSCI Indexes, which are determined, composed and calculated by MSCI without regard to the Trust, iShares, Inc., BTC, BFA or the iShares MSCI Index Funds. MSCI has no obligation to take the needs of BTC, BFA or the owners of the iShares MSCI Index Funds into consideration in determining, composing or calculating the MSCI Indexes. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the iShares MSCI Index Funds to be issued or in the determination or calculation of the equation by which the iShares MSCI Index Funds are redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of the iShares MSCI Index Funds in connection with the administration, marketing or trading of the iShares MSCI Index Funds. Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI Indexes from sources which MSCI considers reliable, neither MSCI nor any other party guarantees the accuracy and/or the completeness of the MSCI Indexes or any data included therein. Neither MSCI nor any other party makes any warranty, express or implied, as to results to be obtained by a licensee, licensee's customers and counterparties, the owners of the iShares MSCI Index Funds or any other person or entity from the use of the MSCI Indexes or any data included hereunder or for any other use. Neither MSCI nor any other party makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the MSCI Indexes or any data included therein. Without limiting any of the foregoing, in no event shall MSCI or any other party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund (collectively, the "Barclays Capital Funds") are not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of shares of the Barclays Capital Funds or any member of the public regarding the advisability of investing in securities generally or in the Barclays Capital Funds particularly or the ability of the Barclays Capital Funds' underlying indexes (the "Underlying Indexes") to track general bond market performance. Barclays Capital's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of

Barclays Capital and of the Underlying Indexes, which are determined, composed and calculated by Barclays Capital without regard to the Trust, BTC, BFA or the Barclays Capital Funds. Barclays Capital has no obligation to take the needs of BTC, BFA or the owners of shares of the Barclays Capital Funds into consideration in determining, composing or calculating the Underlying Indexes. Barclays Capital is not responsible for and has not participated in the determination of the prices and amount of shares of the Barclays Capital Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Barclays Capital Funds are to be converted into cash. Barclays Capital has no obligation or liability in connection with the administration, marketing or trading of the Barclays Capital Funds. Barclays Capital does not guarantee the accuracy or the completeness of the Underlying Indexes or any data included therein and Barclays Capital shall have no liability for any errors, omissions or interruptions therein. Barclays Capital makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the Barclays Capital Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. Barclays Capital makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Barclays Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Underlying Indexes or any data included therein, even if notified of the possibility of such damages.

BFA does not guarantee the accuracy or the completeness of any underlying index or any data included therein and BFA shall have no liability for any errors, omissions, or interruptions therein.

BFA makes no warranty, express or implied, to the owners of shares of the iShares funds or to any other person or entity as to results to be obtained by the series of the Trust from the use of any underlying index or any data included therein. BFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any underlying index or any data included therein. Without limiting any of the foregoing, in no event shall BFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about the LifePath Portfolios is available at no charge upon request. This information includes:

ANNUAL/SEMI-ANNUAL REPORTS
These reports contain additional information about each of the LifePath Portfolio's investments. The annual report describes the LifePath Portfolio's performance, lists portfolio holdings, and discusses recent market conditions, economic trends and LifePath Portfolio investment strategies that significantly affected the LifePath Portfolio's performance for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information, dated _____, 2010, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each LifePath Portfolios, may be obtained free of charge, along with each LifePath Portfolios' annual and semi-annual reports, by calling (800) 882-0052. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

QUESTIONS
If you have any questions about the LifePath Portfolios, please:

Call:       1-800-882-0052 (toll free)
            Monday through Friday
            8:30 a.m. to 6:30 p.m. (Eastern time)

WORLD WIDE WEB
The LifePath Portfolios do not have a fund website, but the LifePath Portfolios' annual and semi-annual shareholder reports, Prospectuses and SAI are available free of charge online at the SEC's website WWW.SEC.GOV.

WRITTEN CORRESPONDENCE

Write:       BlackRock Funds III
             c/o SEI Investments Distribution Co.
             One Freedom Valley Drive, Oaks, PA 19456

PORTFOLIO CHARACTERISTICS AND HOLDINGS
A description of the LifePath Portfolios' policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

SECURITIES AND EXCHANGE COMMISSION
You may also view and copy public information about a LifePath Portfolio, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address:publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM INFORMATION CONTAINED IN THIS PROSPECTUS.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE # 811-07332

[GRAPHIC APPEARS HERE]

___-_____-____

EQUITIES  FIXED INCOME  REAL ESTATE
 LIQUIDITY  ALTERNATIVES BLACKROCK SOLUTIONS

[GRAPHIC APPEARS HERE]

BLACKROCK FUNDS III
     BLACKROCK CASH FUNDS

INSTITUTIONAL SHARES PROSPECTUS | ______________, 2010

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

FUND                                                      TICKER SYMBOL
-----------------------------------------------------     --------------
BlackRock Cash Funds: Institutional - Institutional                BGIXX
Shares
BlackRock Cash Funds: Prime - Institutional                        BPIXX
Shares
BlackRock Cash Funds: Treasury - Institutional                     BRIXX
Shares
BlackRock Cash Funds: Government - Institutional                   BVIXX
Shares

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                               Table of Contents
--------------------------------------------------------------------------------

  KEY FACTS AND DETAILS ABOUT THE FUNDS, INCLUDING INVESTMENT OBJECTIVES,
FUND OVERVIEW
  PRINCIPAL STRATEGIES, RISK FACTORS, FEE AND EXPENSE INFORMATION, AND
  HISTORICAL PERFORMANCE INFORMATION
  BLACKROCK CASH FUNDS: INSTITUTIONAL....................................  1
  BLACKROCK CASH FUNDS: PRIME............................................  5
  BLACKROCK CASH FUNDS: GOVERNMENT.......................................  9
  BLACKROCK CASH FUNDS: TREASURY......................................... 13

                                                        DETAILS ABOUT THE FUNDS

  DETAILS ABOUT THE FUNDS' INVESTMENT STRATEGIES......................... 17
  A FURTHER DISCUSSION OF PRINCIPAL RISKS................................ 17

                                                        MANAGEMENT OF THE FUNDS

  INVESTMENT ADVISER..................................................... 19
  ADMINISTRATIVE SERVICES................................................ 19
  SHAREHOLDER INFORMATION................................................ 20
  MASTER/FEEDER MUTUAL FUND STRUCTURE.................................... 23
  CONFLICTS OF INTEREST.................................................. 23

                                                           FINANCIAL HIGHLIGHTS

  FINANCIAL PERFORMANCE OF THE FUNDS..................................... 26

     FOR MORE INFORMATION   ADDITIONAL INFORMATION................BACK COVER

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Fund Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT BLACKROCK CASH FUNDS: INSTITUTIONAL

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The investment objective for the BlackRock Cash Funds: Institutional (the "Fund") is to seek a high level of income consistent with liquidity and the preservation of capital.

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                     ___%

 Distribution (12b-1) Fees                                                              None
 Other Expenses                                                                         ___%
  Administration Fees                                                                   ___%
  Independent Expenses(2)                                                               ___%
 Total Annual Class Operating Expenses(1)(2)(3)                                         ___%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                       (___)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ___%
  Reimbursements(1)(2)(4)

-------
(1) BlackRock Fund Advisors ("BFA"), the investment adviser to the Money Market Master Portfolio (the "Master Portfolio"), has contractually agreed to waive a portion of its management fee through December 1, 2011. After giving effect to such contractual waiver, the management fee will be ___%.

(2) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Fund and the Master Portfolio, counsel to the Independent Trustees of the Fund and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Fund and the Master Portfolio that is allocated to the Fund. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly Barclays Global Investors, N.A.) and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be ____%.

(3) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests.

(4) The Fund's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR       3 YEARS       5 YEARS       10 YEARS
   $            $             $             $

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
--------------------------------------------------------------------------------
The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund is payable in U.S. dollars.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit in BTC or its subsidiaries or affiliates, BlackRock, Inc. ("BlackRock") or its subsidiaries or affiliates, including any other bank or BFA. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Fund.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, if an issuer or guarantor of a security fails to pay interest or principal when due, or if the liquidity of such instruments decrease. If these changes in value were substantial, the Fund's value could deviate from $1.00 per share. In that event, you may lose money by investing in the Fund.

o CONCENTRATION RISK - The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry - I.E., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry.

o CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

o INCOME RISK - Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

o INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

 Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o U.S. GOVERNMENT OBLIGATIONS RISK - Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in the Institutional Shares of the Fund by showing the changes in its performance from year to year. The bar chart shows the returns of the Institutional Shares of the Fund for each of the last ten calendar years. The average annual total return table compares the average annual total return of the Institutional Shares of the Fund to that of the Money Fund Report ("MFR") First Tier Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future.

BlackRock Cash Funds: Institutional - Institutional Shares

                YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2000   6.55%
2001   4.23%
2002   1.83%
2003   1.14%
2004   1.39%
2005   3.29%
2006   5.11%
2007   5.36%
2008   2.85%

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

AS OF 12/31/09
AVERAGE ANNUAL TOTAL RETURNS                                       1 YEAR       5 YEARS       10 YEARS
 BlackRock Cash Funds: Institutional - Institutional Shares         %             %             %
 MFR First Tier Institutional Average                               %             %             %

The Fund's 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund's current 7-day yield, call 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time or visit www.blackrock.com/cash.

BFA, the investment adviser of the Fund's Master Portfolio, and BTC, the administrator of the Fund, have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the Fund. When they do so, the Fund's operating expenses are reduced, so that the Fund's total return and yield are increased. These waivers and reimbursements may be discontinued at any time, except as described in "Fees and Expenses." In the absence of such waivers and/or reimbursements, the Fund's total return and yield would be lower.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment adviser is BFA.

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
The minimum initial investment amount for the Institutional Shares of the Fund is $100 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your shareholder servicing agent (the "Shareholder Servicing Agent") or State Street Bank and Trust Company ("State Street"), the Funds' custodian, transfer agent and dividend disbursing agent, for more information.

You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any day the Fund is open (a "Business Day") (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day's net asset value ("NAV"). Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and SEI Investment Distribution Co., the Fund's distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Fund Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT BLACKROCK CASH FUNDS: PRIME

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The investment objective for the BlackRock Cash Funds: Prime (the "Fund") is to seek a high level of income consistent with liquidity and the preservation of capital.

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                     ___%
 Distribution (12b-1) Fees                                                              None
 Other Expenses                                                                         ___%
  Administration Fees                                                                   ___%
  Independent Expenses(2)                                                               ___%
 Total Annual Class Operating Expenses(1)(2)(3)                                         ___%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                       (___%)
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ___%
  Reimbursements(1)(2)(4)

-------
(1) BFA, the investment adviser to the Prime Money Market Master Portfolio (the "Master Portfolio"), has contractually agreed to waive a portion of its management fee through December 1, 2011. After giving effect to such contractual waiver, the management fee will be ___%.

(2) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Fund and the Master Portfolio, counsel to the Independent Trustees of the Fund and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Fund and the Master Portfolio that is allocated to the Fund. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be ____%.

(3) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests.

(4) The Fund's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR       3 YEARS       5 YEARS       10 YEARS
   $            $             $             $

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
--------------------------------------------------------------------------------
The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund is payable in U.S. dollars.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit in BTC or its subsidiaries or affiliates, BlackRock or its subsidiaries or affiliates, including any other bank or BFA. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Fund.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, if an issuer or guarantor of a security fails to pay interest or principal when due, or if the liquidity of such instruments decrease. If these changes in value were substantial, the Fund's value could deviate from $1.00 per share. In that event, you may lose money by investing in the Fund.

o CONCENTRATION RISK - The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry - I.E., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry.

o CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

o INCOME RISK - Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

o INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

     Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o U.S. GOVERNMENT OBLIGATIONS RISK - Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in the Institutional Shares of the Fund by showing the changes in its performance from year to year. The bar chart shows the returns of the Institutional Shares of the Fund for each of the last ten calendar years. The average annual total return table compares the average annual total return of the Institutional Shares of the Fund to that of the MFR First Tier
Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future.

BlackRock Cash Funds: Prime - Institutional Shares

                YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2004    1.40%
2005    3.26%
2006    5.07%
2007    5.32%
2008    2.83%

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

                                                                                        SINCE
                                                                                      INCEPTION
AS OF 12/31/09                                                                        (APRIL 16,
AVERAGE ANNUAL TOTAL RETURNS                               1 YEAR       5 YEARS         2003)
 BlackRock Cash Funds: Prime - Institutional Shares         %            %             %
 MFR First Tier Institutional Average                       %            %             %(1)

-------
(1)  The MFR First Tier Institutional Average is calculated from March 31, 2003.

The Fund's 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund's current 7-day yield, call 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time or visit www.blackrock.com/cash.

BFA, the investment adviser of the Fund's Master Portfolio, and BTC, the administrator of the Fund, have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the Fund. When they do so, the Fund's operating expenses are reduced, so that the Fund's total return and yield are increased. These waivers and reimbursements may be discontinued at any time, except as described in "Fees and Expenses." In the absence of such waivers and/or reimbursements, the Fund's total return and yield would be lower.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment adviser is BFA.

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
The minimum initial investment amount for the Institutional Shares of the Fund is $100 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your Shareholder Servicing Agent or State Street, the Funds' custodian, transfer agent and dividend disbursing agent, for more information.

You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and SEI Investment Distribution Co., the Fund's distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Fund Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT BLACKROCK CASH FUNDS: GOVERNMENT

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The investment objective for the BlackRock Cash Funds: Government (the "Fund") is to seek a high level of current income consistent with the preservation of capital and liquidity.

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                     ___%
 Distribution (12b-1) Fees                                                              None
 Other Expenses                                                                         ___%
  Administration Fees                                                                   ___%
  Independent Expenses(2)                                                               ___%
 Total Annual Class Operating Expenses(1)(2)(3)                                         ___%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                       (___)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ___%
  Reimbursements(1)(2)(4)

-------
(1) BFA, the investment adviser to the Government Money Market Master Portfolio (the "Master Portfolio"), has contractually agreed to waive a portion of its management fee through December 1, 2011. After giving effect to such contractual waiver, the management fee will be ___%.

(2) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Fund and the Master Portfolio, counsel to the Independent Trustees of the Fund and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Fund and the Master Portfolio that is allocated to the Fund. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be ____%.

(3) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests.

(4) The Fund's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR       3 YEARS       5 YEARS       10 YEARS
   $            $             $             $

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
--------------------------------------------------------------------------------
The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in certain obligations of the U.S. government, its agencies and instrumentalities; repurchase agreements with regard to such obligations; and other money market funds that have substantially the same investment objective and strategies as the Fund. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit in BTC or its subsidiaries or affiliates, BlackRock or its subsidiaries or affiliates, including any other bank or BFA. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Fund.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, if an issuer or guarantor of a security fails to pay interest or principal when due, or if the liquidity of such instruments decrease. If these changes in value were substantial, the Fund's value could deviate from $1.00 per share. In that event, you may lose money by investing in the Fund.

o CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

o INCOME RISK - Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

o INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

 Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o U.S. GOVERNMENT OBLIGATIONS RISK - Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in the Institutional Shares of the Fund by showing the changes in its performance from year to year. The bar chart shows the returns of the Institutional Shares of the Fund for each of the last ten calendar years. The average annual total return table compares the average annual total return of the Institutional Shares of the Fund to that of the MFR Government
Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future.

BlackRock Cash Funds: Government - Institutional Shares

                YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2005    3.28%
2006    5.04%
2007    5.15%
2008    1.96%

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

                                                                                             SINCE
                                                                                           INCEPTION
AS OF 12/31/09                                                                             (SEPTEMBER
AVERAGE ANNUAL TOTAL RETURNS                                    1 YEAR       5 YEARS        1, 2004)
 BlackRock Cash Funds: Government - Institutional Shares         %            %              %
 MFR Government Institutional Average                            %            %              %(1)

-------
(1)  The MFR Government Institutional Average is calculated from August 31,
     2004.

The Fund's 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund's current 7-day yield, call 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time or visit www.blackrock.com/cash.

BFA, the investment adviser of the Fund's Master Portfolio, and BTC, the administrator of the Fund, have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the Fund. When they do so, the Fund's operating expenses are reduced, so that the Fund's total return and yield are increased. These waivers and reimbursements may be discontinued at any time, except as described in "Fees and Expenses." In the absence of such waivers and/or reimbursements, the Fund's total return and yield would be lower.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment adviser is BFA.

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
The minimum initial investment amount for the Institutional Shares of the Fund is $100 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your Shareholder Servicing Agent or State Street, the Funds' custodian, transfer agent and dividend disbursing agent, for more information.

You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and SEI Investment Distribution Co., the Fund's distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Fund Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT BLACKROCK CASH FUNDS: TREASURY

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The investment objective for the BlackRock Cash Funds: Treasury (the "Fund") is to seek a high level of current income consistent with the preservation of capital and liquidity.

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                     ___%
 Distribution (12b-1) Fees                                                              None
 Other Expenses                                                                         ___%
  Administration Fees                                                                   ___%
  Independent Expenses(2)                                                               ___%
 Total Annual Class Operating Expenses(1)(2)(3)                                         ___%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                       (___%)
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ___%
  Reimbursements(1)(2)(4)

-------
(1) BFA, the investment adviser to the Treasury Money Market Master Portfolio (the "Master Portfolio"), has contractually agreed to waive a portion of its management fee through December 1, 2011. After giving effect to such contractual waiver, the management fee will be ___%.

(2) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Fund and the Master Portfolio, counsel to the Independent Trustees of the Fund and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Fund and the Master Portfolio that is allocated to the Fund. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be ____%.

(3) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests.

(4) The Fund's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR       3 YEARS       5 YEARS       10 YEARS
   $            $             $             $

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
--------------------------------------------------------------------------------
The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, at least 80% of the Fund's assets will be in invested in U.S. Treasury obligations, in repurchase agreements with regard to U.S. Treasury obligations and in other money market funds that have substantially the same investment objective and strategies as the Fund.

It is further intended that under normal circumstances, 100% of the Fund's investments will be in U.S. Treasury obligations or repurchase agreements with regard to U.S. Treasury obligations and other money market funds that have substantially the same investment objective and strategies as the Fund. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. The principal and interest of all securities held by the Fund is payable in U.S. dollars.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit in BTC or its subsidiaries or affiliates, BlackRock or its subsidiaries or affiliates, including any other bank or BFA. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Fund.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, if an issuer or guarantor of a security fails to pay interest or principal when due, or if the liquidity of such instruments decrease. If these changes in value were substantial, the Fund's value could deviate from $1.00 per share. In that event, you may lose money by investing in the Fund.

o CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

o INCOME RISK - Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

o INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

 Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o U.S. GOVERNMENT OBLIGATIONS RISK - Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

 The BlackRock Cash Funds: Treasury minimizes these risks to the extent that it invests in U.S. Treasury obligations backed by the full faith and credit of the U.S. government or repurchase agreements with respect to U.S. Treasury obligations.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in the Institutional Shares of the Fund by showing the changes in its performance from year to year. The bar chart shows the returns of the Institutional Shares of the Fund for each of the last ten calendar years. The average annual total return table compares the average annual total return of the Institutional Shares of the Fund to that of the MFR Treasury and Repo Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future.

BlackRock Cash Funds: Treasury - Institutional Shares

                YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2005    3.20%
2006    5.04%
2007    4.95%
2008    1.61%

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

                                                                                           SINCE
                                                                                         INCEPTION
AS OF 12/31/09                                                                           (SEPTEMBER
AVERAGE ANNUAL TOTAL RETURNS                                  1 YEAR       5 YEARS        1, 2004)
 BlackRock Cash Funds: Treasury - Institutional Shares         %            %              %
 MFR Treasury and Repo Institutional Average                   %            %              %(1)

-------
(1) The MFR Treasury and Repo Institutional Average is calculated from August 31, 2004.

The Fund's 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund's current 7-day yield, call 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time or visit www.blackrock.com/cash.

BFA, the investment adviser of the Fund's Master Portfolio, and BTC, the administrator of the Fund, have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the Fund. When they do so, the Fund's operating expenses are reduced, so that the Fund's total return and yield are increased. These waivers and reimbursements may be discontinued at any time, except as described in "Fees and Expenses." In the absence of such waivers and/or reimbursements, the Fund's total return and yield would be lower.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment adviser is BFA.

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
The minimum initial investment amount for the Institutional Shares of the Fund is $100 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your Shareholder Servicing Agent or State Street, the Funds' custodian, transfer agent and dividend disbursing agent, for more information.

You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and SEI Investment Distribution Co., the Fund's distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Details About the Funds
--------------------------------------------------------------------------------
DETAILS ABOUT THE FUNDS' INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Each of the BlackRock Cash Funds: Institutional, the BlackRock Cash Funds:
Prime, the BlackRock Cash Funds: Government and the BlackRock Cash Funds:
Treasury (each, a "Fund" and collectively, the "Funds") invests all of its assets in a separate mutual fund, called a Master Portfolio, that has an investment objective substantially identical to the Fund. All discussion of the investment objective, strategies and risks of a particular Fund refers also to the investment objective, strategies and risks of its Master Portfolio, unless otherwise indicated. A description of the relationship of the Funds to their respective Master Portfolios appears under the heading "Shareholder Information
- Master/Feeder Mutual Fund Structure" in this prospectus ("Prospectus").

BLACKROCK CASH FUNDS: INSTITUTIONAL AND BLACKROCK CASH FUNDS: PRIME

The BlackRock Cash Funds: Institutional and the BlackRock Cash Funds: Prime seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. Each Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the BlackRock Cash Funds: Prime expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, each Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

Each of the BlackRock Cash Funds: Institutional and the BlackRock Cash Funds:
Prime reserves the right to concentrate its investments (I.E., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Funds are payable in U.S. dollars.

BLACKROCK CASH FUNDS: GOVERNMENT

The BlackRock Cash Funds: Government seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in certain obligations of the U.S. government, its agencies and instrumentalities; repurchase agreements with regard to such obligations; and other money market funds that have substantially the same investment objective and strategies as the Fund. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

BLACKROCK CASH FUNDS: TREASURY

The BlackRock Cash Funds: Treasury seeks to achieve its investment objective by investing only in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less.

The Fund currently has an operating policy to invest 100% of its net assets in U.S. Treasury obligations or repurchase agreements with regard to U.S. Treasury obligations and other money market funds that have substantially the same investment objective and strategies as the Fund. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, and will, under normal circumstances, invest at least 80% of its assets in such securities. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

A FURTHER DISCUSSION OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
CONCENTRATION RISK - The BlackRock Cash Funds: Institutional and the BlackRock Cash Funds: Prime's strategy of concentrating in the U.S. banking industry means that their performance will be closely tied to the performance of a particular market segment. The Funds' concentration in these companies may present more risks than if they were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Funds than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of a Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

INCOME RISK - Each Funds' yield will vary as the short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a Fund.

MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

U.S. GOVERNMENT OBLIGATIONS RISK - Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks); and others are supported by the discretionary authority of the U.S. government to purchase an agency's obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

The BlackRock Cash Funds: Treasury minimizes these risks to the extent that it invests in U.S. Treasury obligations backed by the full faith and credit of the U.S. government or repurchase agreements with respect to U.S. Treasury obligations.

FOR A FURTHER DESCRIPTION OF THE FUNDS' POLICIES AND PROCEDURES WITH RESPECT TO DISCLOSURE OF THE FUNDS' MASTER PORTFOLIOS' PORTFOLIO HOLDINGS, AND A DISCUSSION OF THE FUNDS' INVESTMENTS AND RISKS, PLEASE REFER TO THE FUNDS' COMBINED STATEMENT OF ADDITIONAL INFORMATION ("SAI").

Management of the Funds
--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------
Each Fund is a feeder fund that invests all of its assets in a Master Portfolio that has an investment objective, strategies and policies substantially identical to the Fund. BFA, a registered investment adviser, serves as investment adviser to the Master Portfolio. BFA manages the investing of the Master Portfolios' assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the Master Portfolios' Board of Trustees. For its services to the Master Portfolios, BFA is entitled to receive an advisory fee at the annual rate of 0.10% (0.07% pursuant to the current contractual fee waiver) of the Master Portfolio's average daily net assets.

BFA is located at 400 Howard Street, San Francisco, CA 94105. BFA is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BlackRock. As of December 31, 2009, BTC and its affiliates, including BFA, had approximately $3.346 trillion in investment company and other portfolio assets under management. BFA, BTC, BlackRock Execution Services, BlackRock and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolios invest.

A discussion regarding the basis for the Master Portfolios' Board of Trustees' approval of the investment advisory agreements with BFA is available in the Funds' annual report for the period ended December 31, 2009.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------
BTC provides the following services, among others, as the Funds' administrator:

     o    Supervises the Funds' administrative operations;

     o Provides or causes to be provided management reporting and treasury administration services;

     o    Financial reporting;

     o    Legal, blue sky and tax services;

     o    Preparation of proxy statements and shareholder reports; and

     o Engaging and supervising the Shareholder Servicing Agents on behalf of the Funds.

BTC is entitled to receive fees for these services at the annual rate of 0.05% of the average daily net assets of the Institutional Shares of each Fund. In addition to performing these services, BTC has agreed to bear all costs of operating the Funds, other than brokerage expenses, advisory fees, distribution fees, certain fees and expenses related to the Trust's Independent Trustees, that are not "interested persons" of the Funds or the Trust as defined in the Investment Company Act of 1940, as amended, and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses. No additional administration fees are charged at the Master Portfolio level.

The Funds have adopted a plan (the "Plan") that allows each Fund to pay shareholder servicing fees for certain services provided to its shareholders.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate brokers, dealers, financial institutions and industry professionals (including BlackRock, The PNC Financial Services Group, Inc. ("PNC"), Merrill Lynch & Co, Inc. ("Merrill Lynch"), Bank of America Corporation ("BAC"), Barclays Capital Corp. and their respective affiliates) (each a "Financial Intermediary") for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a Fund's shares. Because the fees paid by the Funds under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition to, rather than in lieu of, shareholder servicing fees that a Fund may pay to a Financial Intermediary pursuant to a Plan and fees a Fund pays to State Street, BlackRock, on behalf of a Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, subtransfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

From time to time, BlackRock or its affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits. BlackRock and its affiliates may compensate affiliated and unaffiliated financial intermediaries for these other services to the Funds and shareholders. These payments would be in addition to the Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock and its affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Financial Intermediary for details about payments it may receive from a Fund or from BlackRock or its affiliates. For more information, see the SAI.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
WHO IS ELIGIBLE TO INVEST

The minimum initial investment amount for the Institutional Shares of each Fund is $100 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your Shareholder Servicing Agent or State Street for more information.

In order to invest, a completed account application form must be submitted to, and processed by, your Shareholder Servicing Agent or State Street and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for Institutional Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Shareholder Servicing Agent directly for more information and details.

HOW TO BUY SHARES

You may purchase Fund shares without paying a sales charge. Your purchase order must be received in proper form, as determined by the Fund's transfer agent or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) to purchase shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day. The Funds are generally open Monday through Friday and are closed on weekends and generally closed on all other days that the primary markets for the Master Portfolios' portfolio securities (I.E., the bond markets) are closed or the Fedwire Funds Service is closed. The holidays on which both the Fedwire and the bond markets are closed currently are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The BlackRock Cash Funds: Institutional and the BlackRock Cash Funds: Prime do not intend to (but reserve the right to) close early on a Business Day prior to a U.S. national holiday for the bond markets if the bond markets close early (typically 2:00 p.m. Eastern time) on such Business Day. The BlackRock Cash Funds: Government and the BlackRock Cash Funds: Treasury generally will close early on a Business Day prior to a U.S. national holiday for the bond markets if the bond markets close early on such Business Day.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Purchases generally must be made in U.S. dollars and funds must be received via the Fedwire Funds Service by its close, or by such other means as the Funds may from time to time determine. You may be charged for any costs incurred in connection with a purchase order that has been placed but for which the Fund has not received full payment.

HOW TO SELL SHARES

You may sell Fund shares without paying a sales charge. Your order to sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, by such closing time) to sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

The Funds generally remit the proceeds from a sale the same Business Day after receiving a properly executed order to sell. Each Fund can delay payment for one Business Day. In addition, the Fund reserves the right to delay delivery of your redemption proceeds and to suspend your right of redemption for more than one Business Day under extraordinary circumstances and subject to applicable law. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (ii) trading on the NYSE is restricted; (iii) an emergency exists as a result of which disposal or valuation of a Fund's investment is not reasonably practicable; or (iv) for such other periods as the Securities and Exchange Commission ("SEC") by order may permit. Each Fund reserves the right to automatically redeem your shares and close your account for any reason, subject to applicable law, and send you the proceeds, which would reflect the NAV on the day the Fund automatically redeems your shares. For example, a Fund may automatically redeem your shares to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund's shares, as provided from time to time in this Prospectus.

In addition, each Fund reserves the right to send your redemption proceeds in the form of securities from its Master Portfolio.

Upon redemption, the identity of the holder of the account to which the proceeds are being sent may need to be verified.

SPECIAL INSTRUCTIONS FOR DIRECT BUYERS

A direct buyer who has established an account with a Fund can add to or redeem from that account by phone or through the mail.

o To add or redeem shares by phone, call 1-888-204-3956 between 8:30 a.m. and 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time). State Street will employ procedures designed to confirm that your order is valid. These may include asking for identifying information and recording the phone call. Neither State Street nor the Funds may be held liable for acting on telephone instructions that State Street reasonably believes to be valid. For redemptions, State Street will wire proceeds directly to your designated bank account./1/

o To invest by mail, make your check payable to the Fund of your choice and mail it to State Street Bank and Trust Company, P.O. Box 642, Boston, MA 02117-0642. Please include the Fund's Share Class number and your account number on your check. You will find the numbers on your monthly statements.

For purchases, you should instruct your bank to wire funds as follows:

     State Street Bank and Trust Company
     ABA # 011000028
     Attn: Transfer Agent
     Account # DDA 00330860
     For Further Credit to: BlackRock Funds III
     Shareholder Account Name:
     Shareholder Account Number:
     Fund Share Class Numbers:

     1127 (BlackRock Cash Funds: Institutional - Institutional Shares) 1197 (BlackRock Cash Funds: Prime - Institutional Shares)
     1097 (BlackRock Cash Funds: Government - Institutional Shares) 1107 (BlackRock Cash Funds: Treasury - Institutional Shares)

o To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include your Fund's Share Class number and your account and taxpayer identification numbers. All account signatories must sign the order.

o To invest or redeem shares online, please contact State Street for information on how to access online trading features.

o A direct buyer can ask State Street to wire proceeds directly to its designated bank account./2/

o When a direct buyer purchases Fund shares and then quickly sells (E.G., sells before clearance of the purchase check), the Fund may delay the payment of proceeds up to ten days to ensure that purchase checks have cleared.
-------
(1) The following procedures are intended to help prevent fraud. If you wish to make a change to your list of authorized traders, you must provide a written request signed by an authorized signer on your account. If you wish to change your bank wire instructions or list of authorized signers, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.
(2) To help prevent fraud, if you direct the sale proceeds to someone other than your account's owner of record, to an address other than your account's address of record or to a bank not designated previously, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

CALCULATING THE FUNDS' SHARE PRICE

Each Fund's share price (also known as a Fund's NAV) is calculated by dividing the value of the net assets of the Fund (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

Each Fund's NAV is calculated at 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time). The NAV of each Fund is calculated based on the net asset value of the Master Portfolio in which the Fund invests. The Funds' SAI includes a description of the methods for valuing the Master Portfolios' investments.

The Funds seek to maintain a constant NAV of $1.00 per share, although they can offer no assurance that they will be able to do so.

FUND DISTRIBUTIONS

Each Fund declares distributions of its net investment income daily and distributes them monthly to shareholders. A Fund distributes its net realized capital gains, if any, to shareholders at least annually. Distributions payable to you by a Fund will be automatically reinvested in additional shares of that Fund unless you have elected to receive distribution payments in cash.

You begin earning distributions on your shares the day your purchase order takes effect. You continue earning daily distributions on your shares up to but not including the date you sell them.

Each Fund credits distributions earned on weekends and holidays to the preceding Business Day. If you sell shares before the monthly distribution payment date, each Fund remits any distributions declared but not yet paid on the next distribution payment date. If you sell all shares before the monthly distribution payment date, each Fund remits all distributions accrued with the sale proceeds.

FREQUENT TRADING IN FUND SHARES

Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on a fund and its shareholders. Depending on various factors, such as the size of the fund's investment portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of the fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a fund's investment portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's net asset value ("market timing").

The Funds invest only in interests of the Master Portfolios, and the Boards of Trustees of the Master Portfolios and the Funds have each considered the issues of frequent trading and market timing, including the fact that money market funds are a type of mutual fund that is designed to offer maximum liquidity. The Master Portfolios' Board of Trustees has adopted a policy of not monitoring for possible market timing or any other frequent trading activity because of the investment objective and strategy of the Master Portfolios. The Funds' Board of Trustees has not adopted a policy of monitoring for market timing or other frequent trading activity in the Funds in light of the nature of the Funds' investment in the Master Portfolios, the policies of the Master Portfolios and the historical nature of flows into and out of the Funds.

The Funds may from time to time implement various methods that the Funds believe are appropriate to deter market timing, frequent trading or other trading activity that may be detrimental to the Funds or long-term investors in the Funds. There is no assurance that any such methods will prevent such detrimental trading activity.

TAXES
--------------------------------------------------------------------------------
The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this Prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Funds and their U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the SAI for additional U.S. federal income tax information.

Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

Distributions from the Funds generally are taxable as follows:

DISTRIBUTION TYPE             TAX STATUS
----------------------------- --------------------------
Income....................... Ordinary income(1)
Short-term capital gain...... Ordinary income
Long-term capital gain....... Long-term capital gain(2)

-------
(1) Distributions from the Funds paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers. Since each Fund's income is derived from sources that do not pay "qualified dividend income," income distributions from the net investment income of each Fund generally will not qualify for taxation at the maximum 15% U.S. federal income tax rate available to individuals on qualified dividend income.

(2) Normally, the Funds do not expect to realize or distribute a significant amount of long-term capital gains (if any).

Provided the Funds are able to maintain a constant NAV of $1.00 per share, sales of the Funds' shares generally will not result in taxable gain or loss. After the end of each year, the Funds will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.

In certain circumstances, you may be subject to back-up withholding taxes on distributions to you from the Funds if you fail to provide the Funds with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the U.S. Internal Revenue Service that you are subject to back-up withholding.

TAX CONSIDERATIONS FOR TAX-EXEMPT OR FOREIGN INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS A 401(K) PLAN OR INDIVIDUAL RETIREMENT ACCOUNT, WILL BE DIFFERENT. FOR EXAMPLE, SHAREHOLDERS THAT ARE EXEMPT FROM U.S. FEDERAL INCOME TAX, SUCH AS RETIREMENT PLANS THAT ARE QUALIFIED UNDER SECTION 401 OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, GENERALLY ARE NOT SUBJECT TO U.S. FEDERAL INCOME TAX ON FUND DIVIDENDS OR DISTRIBUTIONS OR ON SALES OF FUND SHARES. BECAUSE EACH INVESTOR'S TAX CIRCUMSTANCES ARE UNIQUE AND BECAUSE TAX LAWS ARE SUBJECT TO CHANGE, YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT YOUR INVESTMENT.

MASTER/FEEDER MUTUAL FUND STRUCTURE
--------------------------------------------------------------------------------
The Funds do not have their own investment adviser. Instead, each Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has an investment objective, strategies and policies substantially identical to the Fund. BFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the Funds.

FEEDER FUND EXPENSES

Feeder funds, including the Funds, bear their respective Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

FEEDER FUND RIGHTS

Under the master/feeder structure, the Funds' Board of Trustees retains the right to withdraw a Fund's assets from its Master Portfolio if it believes doing so is in the best interests of the Fund's shareholders. If the Board of Trustees decides to withdraw a Fund's assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

SHARE CLASS

The Funds offer additional share classes with different expenses and expected returns than those described in this Prospectus, including share classes you may be eligible to purchase. Call 1-800-768-2836 (toll-free) for additional information.

CONFLICTS OF INTEREST
--------------------------------------------------------------------------------
BFA wants you to know that there are certain entities with which BFA has relationships that may give rise to conflicts of interest, or the appearance of conflicts of interest. These entities include the following: BFA's affiliates (including BlackRock and The PNC Financial Services Group, Inc., and each of their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the "Affiliates")) and BlackRock's significant shareholders,

Merrill Lynch & Co. Inc. and its affiliates, including BAC (each a "BAC Entity"), and Barclays Bank PLC and its affiliates, including Barclays PLC (each a "Barclays Entity") (for convenience the Affiliates, BAC Entities and Barclays Entities are collectively referred to in this section as the "Entities" and each separately is referred to as an "Entity").

The activities of Entities in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. The Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. The Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more of the Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Entity performs or seeks to perform investment banking or other services.

One or more Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds, including in securities issued by other open-end and closed-end investment management companies, including investment companies that are affiliated with the Funds and BFA to the extent permitted under the Investment Company Act of 1940, as amended. The trading activities of these Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Entity having positions that are adverse to those of the Funds.

No Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Entity may compete with the Funds for appropriate investment opportunities. As a result of this and several other factors, the results of the Funds' investment activities may differ from those of an Entity and of other accounts managed by an Entity, and it is possible that the Funds could sustain losses during periods in which one or more Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

The Funds may, from time to time, enter into transactions in which an Entity or an Entity's other clients have an adverse interest. Furthermore, transactions undertaken by Entity-advised clients may adversely impact the Funds. Transactions by one or more Entity-advised clients or BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds.

An Entity may maintain securities indexes as part of their product offerings. Index based funds seek to track the performance of securities indexes and may use the name of the index in the fund name. Index providers, including Entities, may be paid licensing fees for use of their indexes or index names. Entities will not be obligated to license their indexes to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with the Entities will be as favorable as those terms offered to other index licensees.

The Funds' activities may be limited because of regulatory restrictions applicable to one or more Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Entity has or is trying to develop investment banking relationships or in which an Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Entity provides or may some day provide research coverage. An Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Entities in connection with the Funds' portfolio investment transactions.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest.

ANTI-MONEY LAUNDERING REQUIREMENTS

The Funds are subject to the USA PATRIOT Act (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow the Funds to verify their identity. The Funds also reserve the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds' policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Financial Highlights
--------------------------------------------------------------------------------
The financial highlights tables in this section are intended to help investors understand the financial performance of the Institutional Shares of the Fund for the past five years. Certain information reflects financial results for a single Institutional Share of the Fund. The total returns in the tables represent the rate of return that an investor would have earned (or lost) on an investment in Institutional Shares of a given Fund, assuming reinvestment of all dividends and distributions. The information has been audited by __________, whose report, along with each Fund's financial statements, is included in each Fund's annual report. You may obtain copies of the annual report, at no cost, by calling 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time.

BLACKROCK CASH FUNDS: INSTITUTIONAL - INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

[To Be Updated By Amendment]

BLACKROCK CASH FUNDS: PRIME - INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[To Be Updated By Amendment]

BLACKROCK CASH FUNDS: GOVERNMENT - INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[To Be Updated By Amendment]

BLACKROCK CASH FUNDS: TREASURY - INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[To Be Updated By Amendment]

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about BlackRock Funds III is available at no charge upon request. This information includes:

ANNUAL/SEMI-ANNUAL REPORTS
These reports contain additional information about each of the Fund's investments. The annual report describes the Fund's performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund's performance for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information, dated _____, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with each Fund's annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

QUESTIONS
If you have any questions about the Funds, please:

Call:       1-800-441-7762 (toll free)
            Monday through Friday
            8:30 a.m. to 6:30 p.m. (Eastern time)

WORLD WIDE WEB
General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/cash. Mutual fund prospectuses and literature can also be requested via this website.

WRITTEN CORRESPONDENCE

Write:       BlackRock Funds III
             c/o SEI Investments Distribution Co.
             One Freedom Valley Drive, Oaks, PA 19456

PORTFOLIO CHARACTERISTICS AND HOLDINGS
A description of each Fund's policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

SECURITIES AND EXCHANGE COMMISSION
You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address:publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM INFORMATION CONTAINED IN THIS PROSPECTUS.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE # 811-07332

[GRAPHIC APPEARS HERE]

PRO-____-___

EQUITIES  FIXED INCOME  REAL ESTATE
 LIQUIDITY  ALTERNATIVES BLACKROCK SOLUTIONS

[GRAPHIC APPEARS HERE]

BLACKROCK FUNDS III
     BLACKROCK CASH FUNDS

PREMIUM SHARES PROSPECTUS | ______________, 2010

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

FUND                                                TICKER SYMBOL
-----------------------------------------------     --------------
BlackRock Cash Funds: Institutional - Premium                BSSXX
Shares
BlackRock Cash Funds: Prime - Premium Shares                 BPSXX
BlackRock Cash Funds: Treasury - Premium                     BSPXX
Shares
BlackRock Cash Funds: Government - Premium                   BVPXX
Shares

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                               Table of Contents
--------------------------------------------------------------------------------

  KEY FACTS AND DETAILS ABOUT THE FUNDS, INCLUDING INVESTMENT OBJECTIVES,
FUND OVERVIEW
  PRINCIPAL STRATEGIES, RISK FACTORS, FEE AND EXPENSE INFORMATION, AND
  HISTORICAL PERFORMANCE INFORMATION
  BLACKROCK CASH FUNDS: INSTITUTIONAL....................................  1
  BLACKROCK CASH FUNDS: PRIME............................................  5
  BLACKROCK CASH FUNDS: GOVERNMENT.......................................  9
  BLACKROCK CASH FUNDS: TREASURY......................................... 13

                                                        DETAILS ABOUT THE FUNDS

  DETAILS ABOUT THE FUNDS' INVESTMENT STRATEGIES......................... 17
  A FURTHER DISCUSSION OF PRINCIPAL RISKS................................ 18

                                                        MANAGEMENT OF THE FUNDS

  INVESTMENT ADVISER..................................................... 19
  ADMINISTRATIVE SERVICES................................................ 19
  SHAREHOLDER INFORMATION................................................ 20
  MASTER/FEEDER MUTUAL FUND STRUCTURE.................................... 24
  CONFLICTS OF INTEREST.................................................. 24

                                                           FINANCIAL HIGHLIGHTS

  FINANCIAL PERFORMANCE OF THE FUNDS..................................... 27

     FOR MORE INFORMATION   ADDITIONAL INFORMATION................BACK COVER

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Fund Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT BLACKROCK CASH FUNDS: INSTITUTIONAL

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The investment objective for the BlackRock Cash Funds: Institutional (the "Fund") is to seek a high level of income consistent with liquidity and the preservation of capital.

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Premium Shares of the Fund.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                     _____%
 Distribution (12b-1) Fees                                                              None
 Other Expenses                                                                         _____%
  Administration Fees                                                                   _____%
  Independent Expenses(2)                                                               _____%
 Total Annual Class Operating Expenses(1)(2)(3)                                         _____%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                       (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 _____%
  Reimbursements(1)(2)(4)

-------
(1) BlackRock Fund Advisors ("BFA"), the investment adviser to the Money Market Master Portfolio (the "Master Portfolio"), has contractually agreed to waive a portion of its management fee through December 1, 2011. After giving effect to such contractual waiver, the management fee will be ___%.

(2) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Fund and the Master Portfolio, counsel to the Independent Trustees of the Fund and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Fund and the Master Portfolio that is allocated to the Fund. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly Barclays Global Investors, N.A.) and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be ____%.

(3) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests.

(4) The Fund's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Premium Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Premium Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Premium Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR       3 YEARS       5 YEARS       10 YEARS
   $            $             $             $

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
--------------------------------------------------------------------------------
The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. Under normal circumstances, the

Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund is payable in U.S. dollars.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit in BTC or its subsidiaries or affiliates, BlackRock, Inc. ("BlackRock") or its subsidiaries or affiliates, including any other bank or BFA. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Fund.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, if an issuer or guarantor of a security fails to pay interest or principal when due, or if the liquidity of such instruments decrease. If these changes in value were substantial, the Fund's value could deviate from $1.00 per share. In that event, you may lose money by investing in the Fund.

o CONCENTRATION RISK - The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry - I.E., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry.

o CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

o INCOME RISK - Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

o INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

 Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o U.S. GOVERNMENT OBLIGATIONS RISK - Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in the Premium Shares of the Fund by showing the changes in its performance from year to year. The bar chart shows the returns of the Premium Shares of the Fund for each full calendar year since the Fund's inception date. The average annual total return table compares the average annual total return of the Premium Shares of the Fund to that of the Money Fund Report ("MFR")
First Tier Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future.

BlackRock Cash Funds: Institutional - Premium Shares

                YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2003    1.10%
2004    1.34%
2005    3.24%
2006    5.05%
2007    5.31%
2008    2.80%

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

                                                                                          SINCE
                                                                                        INCEPTION
AS OF 12/31/09                                                                          (DECEMBER
AVERAGE ANNUAL TOTAL RETURNS                                 1 YEAR       5 YEARS       2, 2002)
 BlackRock Cash Funds: Institutional - Premium Shares         %            %              %
 MFR First Tier Institutional Average                         %            %              %(1)

-------
(1)  The MFR First Tier Institutional Average is calculated from November 30,
     2002.

The Fund's 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund's current 7-day yield, call 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time or visit www.blackrock.com/cash.

BFA, the investment adviser of the Fund's Master Portfolio, and BTC, the administrator of the Fund, have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the Fund. When they do so, the Fund's operating expenses are reduced, so that the Fund's total return and yield are increased. These waivers and reimbursements may be discontinued at any time, except as described in "Fees and Expenses." In the absence of such waivers and/or reimbursements, the Fund's total return and yield would be lower.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment adviser is BFA.

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
To be eligible to purchase Premium Shares of the Fund, you must invest through an employer-sponsored or individual retirement savings plan; invest the proceeds rolled over from such retirement savings plan into an individual retirement account ("IRA"); maintain an account with State Street Bank Bank and Trust Company ("State Street"), the Fund's custodian, transfer agent and dividend disbursing agent, or with the Fund's shareholder servicing agent (the "Shareholder Servicing Agent"); or initially invest a minimum of $10 million directly through State Street.

You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any day the Fund is open (a "Business Day") (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day's net asset value ("NAV"). Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and SEI Investment Distribution Co., the Fund's distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Fund Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT BLACKROCK CASH FUNDS: PRIME

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The investment objective for the BlackRock Cash Funds: Prime (the "Fund") is to seek a high level of income consistent with liquidity and the preservation of capital.

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Premium Shares of the Fund.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                     _____%
 Distribution (12b-1) Fees                                                              None
 Other Expenses                                                                         _____%
  Administration Fees                                                                   _____%
  Independent Expenses(2)                                                               _____%
 Total Annual Class Operating Expenses(1)(2)(3)                                         _____%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                       (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 _____%
  Reimbursements(1)(2)(4)

-------
(1) BFA, the investment adviser to the Prime Money Market Master Portfolio (the "Master Portfolio"), has contractually agreed to waive a portion of its management fee through December 1, 2011. After giving effect to such contractual waiver, the management fee will be ___%.

(2) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Fund and the Master Portfolio, counsel to the Independent Trustees of the Fund and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Fund and the Master Portfolio that is allocated to the Fund. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be ____%.

(3) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests.

(4) The Fund's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Premium Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Premium Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Premium Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR       3 YEARS       5 YEARS       10 YEARS
   $            $             $             $

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
--------------------------------------------------------------------------------
The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund is payable in U.S. dollars.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit in BTC or its subsidiaries or affiliates, BlackRock or its subsidiaries or affiliates, including any other bank or BFA. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Fund.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, if an issuer or guarantor of a security fails to pay interest or principal when due, or if the liquidity of such instruments decrease. If these changes in value were substantial, the Fund's value could deviate from $1.00 per share. In that event, you may lose money by investing in the Fund.

o CONCENTRATION RISK - The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry - I.E., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry.

o CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

o INCOME RISK - Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

o INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

     Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o U.S. GOVERNMENT OBLIGATIONS RISK - Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in the Premium Shares of the Fund by showing the changes in its performance from year to year. The bar chart shows the returns of the Premium Shares of the Fund for each full calendar year since the Fund's inception date. The average annual total return table compares the average annual total return of the Premium Shares of the Fund to that of the MFR First Tier Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future.

BlackRock Cash Funds: Prime - Premium Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2004   1.35%
2005   3.21%
2006   5.02%
2007   5.27%
2008   2.78%

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

                                                                                  SINCE
                                                                                INCEPTION
AS OF 12/31/09                                                                  (APRIL 16,
AVERAGE ANNUAL TOTAL RETURNS                         1 YEAR       5 YEARS         2003)
 BlackRock Cash Funds: Prime - Premium Shares         %            %             %
 MFR First Tier Institutional Average                 %            %             %(1)

-------
(1)  The MFR First Tier Institutional Average is calculated from March 31, 2003.

The Fund's 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund's current 7-day yield, call 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time or visit www.blackrock.com/cash.

BFA, the investment adviser of the Fund's Master Portfolio, and BTC, the administrator of the Fund, have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the Fund. When they do so, the Fund's operating expenses are reduced, so that the Fund's total return and yield are increased. These waivers and reimbursements may be discontinued at any time, except as described in "Fees and Expenses." In the absence of such waivers and/or reimbursements, the Fund's total return and yield would be lower.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment adviser is BFA.

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
To be eligible to purchase Premium Shares of the Fund, you must invest through an employer-sponsored or individual retirement savings plan; invest the proceeds rolled over from such retirement savings plan into an IRA; maintain an account with State Street, the Fund's custodian, transfer agent and dividend disbursing agent, or with the Fund's Shareholder Servicing Agent; or initially invest a minimum of $10 million directly through State Street.

You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and SEI Investment Distribution Co., the Fund's distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Fund Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT BLACKROCK CASH FUNDS: GOVERNMENT

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The investment objective for the BlackRock Cash Funds: Government (the "Fund") is to seek a high level of current income consistent with the preservation of capital and liquidity.

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Premium Shares of the Fund.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                     _____%
 Distribution (12b-1) Fees                                                              None
 Other Expenses                                                                         _____%
  Administration Fees                                                                   _____%
  Independent Expenses(2)                                                               _____%
 Total Annual Class Operating Expenses(1)(2)(3)                                         _____%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                       (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 _____%
  Reimbursements(1)(2)(4)

-------
(1) BFA, the investment adviser to the Government Money Market Master Portfolio (the "Master Portfolio"), has contractually agreed to waive a portion of its management fee through December 1, 2011. After giving effect to such contractual waiver, the management fee will be ___%.

(2) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Fund and the Master Portfolio, counsel to the Independent Trustees of the Fund and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Fund and the Master Portfolio that is allocated to the Fund. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be ____%.

(3) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests.

(4) The Fund's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Premium Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Premium Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Premium Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR       3 YEARS       5 YEARS       10 YEARS
   $            $             $             $

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
--------------------------------------------------------------------------------
The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in certain obligations of the U.S. government, its agencies and instrumentalities; repurchase agreements with regard to such obligations; and other money market funds that have substantially the same investment objective and strategies as the Fund. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit in BTC or its subsidiaries or affiliates, BlackRock or its subsidiaries or affiliates, including any other bank or BFA. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Fund.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, if an issuer or guarantor of a security fails to pay interest or principal when due, or if the liquidity of such instruments decrease. If these changes in value were substantial, the Fund's value could deviate from $1.00 per share. In that event, you may lose money by investing in the Fund.

o CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

o INCOME RISK - Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

o INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

     Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o U.S. GOVERNMENT OBLIGATIONS RISK - Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in the Premium Shares of the Fund by showing the changes in its performance from year to year. The bar chart shows the returns of the Premium Shares of the Fund for each full calendar year since the Fund's inception date. The average annual total return table compares the average annual total return of the Premium Shares of the Fund to that of the MFR Government Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future.

BlackRock Cash Funds: Government - Premium Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2005    3.23%
2006    4.99%
2007    5.09%
2008    1.92%

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

                                                                                       SINCE
                                                                                     INCEPTION
AS OF 12/31/09                                                                       (SEPTEMBER
AVERAGE ANNUAL TOTAL RETURNS                              1 YEAR       5 YEARS        1, 2004)
 BlackRock Cash Funds: Government - Premium Shares         %            %              %
 MFR Government Institutional Average                      %            %              %(1)

-------
(1)  The MFR Government Institutional Average is calculated from August 31,
     2004.

The Fund's 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund's current 7-day yield, call 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time or visit www.blackrock.com/cash.

BFA, the investment adviser of the Fund's Master Portfolio, and BTC, the administrator of the Fund, have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the Fund. When they do so, the Fund's operating expenses are reduced, so that the Fund's total return and yield are increased. These waivers and reimbursements may be discontinued at any time, except as described in "Fees and Expenses." In the absence of such waivers and/or reimbursements, the Fund's total return and yield would be lower.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment adviser is BFA.

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
To be eligible to purchase Premium Shares of the Fund, you must invest through an employer-sponsored or individual retirement savings plan; invest the proceeds rolled over from such retirement savings plan into an IRA; maintain an account with State Street, the Fund's custodian, transfer agent and dividend disbursing agent, or with the Fund's Shareholder Servicing Agent; or initially invest a minimum of $10 million directly through State Street.

You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and SEI Investment Distribution Co., the Fund's distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Fund Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT BLACKROCK CASH FUNDS: TREASURY

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The investment objective for the BlackRock Cash Funds: Treasury (the "Fund") is to seek a high level of current income consistent with the preservation of capital and liquidity.

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Premium Shares of the Fund.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                     _____%
 Distribution (12b-1) Fees                                                              None
 Other Expenses                                                                         _____%
  Administration Fees                                                                   _____%
  Independent Expenses(2)                                                               _____%
 Total Annual Class Operating Expenses(1)(2)(3)                                         _____%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                       (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 _____%
  Reimbursements(1)(2)(4)

-------
(1) BFA, the investment adviser to the Treasury Money Market Master Portfolio (the "Master Portfolio"), has contractually agreed to waive a portion of its management fee through December 1, 2011. After giving effect to such contractual waiver, the management fee will be ___%.

(2) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Fund and the Master Portfolio, counsel to the Independent Trustees of the Fund and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Fund and the Master Portfolio that is allocated to the Fund. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be ____%.

(3) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests.

(4) The Fund's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Premium Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Premium Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Premium Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR       3 YEARS       5 YEARS       10 YEARS
   $            $             $             $

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
--------------------------------------------------------------------------------
The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, at least 80% of the Fund's assets will be in invested in U.S. Treasury obligations, in repurchase agreements with regard to U.S. Treasury obligations and in other money market funds that have substantially the same investment objective and strategies as the Fund.

It is further intended that under normal circumstances, 100% of the Fund's investments will be in U.S. Treasury obligations or repurchase agreements with regard to U.S. Treasury obligations and other money market funds that have substantially the same investment objective and strategies as the Fund. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. The principal and interest of all securities held by the Fund is payable in U.S. dollars.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit in BTC or its subsidiaries or affiliates, BlackRock or its subsidiaries or affiliates, including any other bank or BFA. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Fund.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, if an issuer or guarantor of a security fails to pay interest or principal when due, or if the liquidity of such instruments decrease. If these changes in value were substantial, the Fund's value could deviate from $1.00 per share. In that event, you may lose money by investing in the Fund.

o CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

o INCOME RISK - Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

o INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

     Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o U.S. GOVERNMENT OBLIGATIONS RISK - Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

     The BlackRock Cash Funds: Treasury minimizes these risks to the extent that it invests in U.S. Treasury obligations backed by the full faith and credit of the U.S. government or repurchase agreements with respect to U.S. Treasury obligations.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in the Premium Shares of the Fund by showing the changes in its performance from year to year. The bar chart shows the returns of the Premium Shares of the Fund for each full calendar year since the Fund's inception date. The average annual total return table compares the average annual total return of the Premium Shares of the Fund to that of the MFR Treasury and Repo Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future.

BlackRock Cash Funds: Treasury - Premium Shares

                YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2005    3.15%
2006    4.99%
2007    4.90%
2008    1.57%

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

                                                                                     SINCE
                                                                                   INCEPTION
AS OF 12/31/09                                                                     (SEPTEMBER
AVERAGE ANNUAL TOTAL RETURNS                            1 YEAR       5 YEARS        1, 2004)
 BlackRock Cash Funds: Treasury - Premium Shares         %            %              %
 MFR Treasury and Repo Institutional Average             %            %              %(1)

-------
(1) The MFR Treasury and Repo Institutional Average is calculated from August 31, 2004.

The Fund's 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund's current 7-day yield, call 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time or visit www.blackrock.com/cash.

BFA, the investment adviser of the Fund's Master Portfolio, and BTC, the administrator of the Fund, have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the Fund. When they do so, the Fund's operating expenses are reduced, so that the Fund's total return and yield are increased. These waivers and reimbursements may be discontinued at any time, except as described in "Fees and Expenses." In the absence of such waivers and/or reimbursements, the Fund's total return and yield would be lower.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment adviser is BFA.

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
To be eligible to purchase Premium Shares of the Fund, you must invest through an employer-sponsored or individual retirement savings plan; invest the proceeds rolled over from such retirement savings plan into an IRA; maintain an account with State Street, the Fund's custodian, transfer agent and dividend disbursing agent, or with the Fund's Shareholder Servicing Agent; or initially invest a minimum of $10 million directly through State Street.

You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and SEI Investment Distribution Co., the Fund's distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Details About the Funds
--------------------------------------------------------------------------------
DETAILS ABOUT THE FUNDS' INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Each of the BlackRock Cash Funds: Institutional, the BlackRock Cash Funds:
Prime, the BlackRock Cash Funds: Government and the BlackRock Cash Funds:
Treasury (each, a "Fund" and collectively, the "Funds") invests all of its assets in a separate mutual fund, called a Master Portfolio, that has an investment objective substantially identical to the Fund. All discussion of the investment objective, strategies and risks of a particular Fund refers also to the investment objective, strategies and risks of its Master Portfolio, unless otherwise indicated. A description of the relationship of the Funds to their respective Master Portfolios appears under the heading "Shareholder Information
- Master/Feeder Mutual Fund Structure" in this prospectus ("Prospectus").

BLACKROCK CASH FUNDS: INSTITUTIONAL AND BLACKROCK CASH FUNDS: PRIME

The BlackRock Cash Funds: Institutional and the BlackRock Cash Funds: Prime seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. Each Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the BlackRock Cash Funds: Prime expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, each Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

Each of the BlackRock Cash Funds: Institutional and the BlackRock Cash Funds:
Prime reserves the right to concentrate its investments (I.E., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Funds are payable in U.S. dollars.

BLACKROCK CASH FUNDS: GOVERNMENT

The BlackRock Cash Funds: Government seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in certain obligations of the U.S. government, its agencies and instrumentalities; repurchase agreements with regard to such obligations; and other money market funds that have substantially the same investment objective and strategies as the Fund. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

BLACKROCK CASH FUNDS: TREASURY

The BlackRock Cash Funds: Treasury seeks to achieve its investment objective by investing only in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less.

The Fund currently has an operating policy to invest 100% of its net assets in U.S. Treasury obligations or repurchase agreements with regard to U.S. Treasury obligations and other money market funds that have substantially the same investment objective and strategies as the Fund. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, and will, under normal circumstances, invest at least 80% of its assets in such securities. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

A FURTHER DISCUSSION OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
CONCENTRATION RISK - The BlackRock Cash Funds: Institutional and the BlackRock Cash Funds: Prime's strategy of concentrating in the U.S. banking industry means that their performance will be closely tied to the performance of a particular market segment. The Funds' concentration in these companies may present more risks than if they were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Funds than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of a Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

INCOME RISK - Each Funds' yield will vary as the short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a Fund.

MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

U.S. GOVERNMENT OBLIGATIONS RISK - Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks); and others are supported by the discretionary authority of the U.S. government to purchase an agency's obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

The BlackRock Cash Funds: Treasury minimizes these risks to the extent that it invests in U.S. Treasury obligations backed by the full faith and credit of the U.S. government or repurchase agreements with respect to U.S. Treasury obligations.

FOR A FURTHER DESCRIPTION OF THE FUNDS' POLICIES AND PROCEDURES WITH RESPECT TO DISCLOSURE OF THE FUNDS' MASTER PORTFOLIOS' PORTFOLIO HOLDINGS, AND A DISCUSSION OF THE FUNDS' INVESTMENTS AND RISKS, PLEASE REFER TO THE FUNDS' COMBINED STATEMENT OF ADDITIONAL INFORMATION ("SAI").

Management of the Funds
--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------
Each Fund is a feeder fund that invests all of its assets in a Master Portfolio that has an investment objective, strategies and policies substantially identical to the Fund. BFA, a registered investment adviser, serves as investment adviser to the Master Portfolio. BFA manages the investing of the Master Portfolios' assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the Master Portfolios' Board of Trustees. For its services to the Master Portfolios, BFA is entitled to receive an advisory fee at the annual rate of 0.10% (0.07% pursuant to the current contractual fee waiver) of each Master Portfolio's average daily net assets.

BFA is located at 400 Howard Street, San Francisco, CA 94105. BFA is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BlackRock. As of December 31, 2009, BTC and its affiliates, including BFA, had approximately $3.346 trillion in investment company and other portfolio assets under management. BFA, BTC, BlackRock Execution Services, BlackRock and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolios invest.

A discussion regarding the basis for the Master Portfolios' Board of Trustees' approval of the investment advisory agreements with BFA is available in the Funds' annual report for the period ended December 31, 2009.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------
BTC provides the following services, among others, as the Funds' administrator:

     o    Supervises the Funds' administrative operations;

     o Provides or causes to be provided management reporting and treasury administration services;

     o    Financial reporting;

     o    Legal, blue sky and tax services;

     o    Preparation of proxy statements and shareholder reports; and

     o Engaging and supervising the Shareholder Servicing Agents on behalf of the Funds.

BTC is entitled to receive fees for these services at the annual rate of 0.10% of the average daily net assets of the Premium Shares of each Fund. In addition to performing these services, BTC has agreed to bear all costs of operating the Funds, other than brokerage expenses, advisory fees, distribution fees, certain fees and expenses related to the Trust's Independent Trustees, that are not "interested persons" of the Funds or the Trust as defined in the Investment Company Act of 1940, as amended, and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses. No additional administration fees are charged at the Master Portfolio level.

The Funds have adopted a plan (the "Plan") that allows each Fund to pay shareholder servicing fees for certain services provided to its shareholders.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate brokers, dealers, financial institutions and industry professionals (such as BlackRock, The PNC Financial Services Group, Inc. ("PNC"), Merrill Lynch & Co, Inc. ("Merrill Lynch"), Bank of America Corporation ("BAC"), Barclays Capital Corp. and their respective affiliates) (each a "Financial Intermediary") for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a Fund's shares. Because the fees paid by the Funds under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition to, rather than in lieu of, shareholder servicing fees that a Fund may pay to a Financial Intermediary pursuant to a Plan and fees a Fund pays to State Street, BlackRock, on behalf of a Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, subtransfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

From time to time, BlackRock or its affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits. BlackRock and its affiliates may compensate affiliated and unaffiliated financial intermediaries for these other services to the Funds and shareholders. These payments would be in addition to the Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock and its affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Financial Intermediary for details about payments it may receive from a Fund or from BlackRock or its affiliates. For more information, see the SAI.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
WHO IS ELIGIBLE TO INVEST

To be eligible to purchase Premium Shares, you must:

o    Invest through an employer-sponsored or individual retirement savings plan;

o Invest the proceeds rolled over from such retirement savings plan into an individual retirement account ("IRA");

o Maintain an account with State Street or with one of the Funds' Shareholder Servicing Agents; or

o    Initially invest a minimum of $10 million directly through State Street.

The minimum initial investment amount for the Premium Shares of each Fund is $10 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your Shareholder Servicing Agent or State Street for more information.

In order to invest, a completed account application form must be submitted to, and processed by, your Shareholder Servicing Agent or State Street and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for Premium Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Shareholder Servicing Agent directly for more information and details.

HOW TO BUY SHARES

o PLAN PARTICIPANT. Invest through payroll deductions or make a direct contribution by rolling over an amount from another 401(k) plan or from a rollover IRA (make arrangements through your employer). If you are investing through a Shareholder Servicing Agent, your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline than the Funds, as described below.

o TAX-DEFERRED INVESTOR. Invest through a Shareholder Servicing Agent as provided in your benefit plan documents. Your Shareholder Servicing Agent, plan sponsor or administrator is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline for purchase and redemption orders than the Funds, as described below.

o QUALIFIED BUYER. Invest through an account set up with your Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline than the Funds, as described below.

o DIRECT BUYER. See the "Special Instructions for Direct Buyers" section of this Prospectus.

You may purchase Fund shares without paying a sales charge. Your purchase order must be received in proper form, as determined by the Fund's transfer agent or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) to purchase shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day. The Funds are generally open Monday through Friday and are closed on weekends and generally closed on all other days that the primary markets for the Master Portfolios' portfolio securities (I.E., the bond markets) are closed or the Fedwire Funds Service is closed. The holidays on which both the Fedwire and the bond markets are closed currently are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The

BlackRock Cash Funds: Institutional and the BlackRock Cash Funds: Prime do not intend to (but reserve the right to) close early on a Business Day prior to a U.S. national holiday for the bond markets if the bond markets close early (typically 2:00 p.m. Eastern time) on such Business Day. The BlackRock Cash
Funds: Government and the BlackRock Cash Funds: Treasury generally will close early on a Business Day prior to a U.S. national holiday for the bond markets if the bond markets close early on such Business Day.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Purchases generally must be made in U.S. dollars and funds must be received via the Fedwire Funds Service by its close, or by such other means as the Funds may from time to time determine. You may be charged for any costs incurred in connection with a purchase order that has been placed but for which the Fund has not received full payment.

HOW TO SELL SHARES

o PLAN PARTICIPANT AND TAX-DEFERRED INVESTOR. Contact your plan sponsor, administrator or Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to State Street.

o QUALIFIED BUYER. Contact your Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to State Street.

o DIRECT BUYER. See the "Special Instructions for Direct Buyers" section of this Prospectus.

You may sell Fund shares without paying a sales charge. Your order to sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, by such closing time) to sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

The Funds generally remit the proceeds from a sale the same Business Day after receiving a properly executed order to sell. Each Fund can delay payment for one Business Day. In addition, the Fund reserves the right to delay delivery of your redemption proceeds and to suspend your right of redemption for more than one Business Day under extraordinary circumstances and subject to applicable law. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (ii) trading on the NYSE is restricted; (iii) an emergency exists as a result of which disposal or valuation of a Fund's investment is not reasonably practicable; or (iv) for such other periods as the Securities and Exchange Commission ("SEC") by order may permit. Each Fund reserves the right to automatically redeem your shares and close your account for any reason, subject to applicable law, and send you the proceeds, which would reflect the NAV on the day the Fund automatically redeems your shares. For example, a Fund may automatically redeem your shares to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund's shares, as provided from time to time in this Prospectus.

In addition, each Fund reserves the right to send your redemption proceeds in the form of securities from its Master Portfolio.

Upon redemption, the identity of the holder of the account to which the proceeds are being sent may need to be verified.

SPECIAL INSTRUCTIONS FOR DIRECT BUYERS

A direct buyer who has established an account with a Fund can add to or redeem from that account by phone or through the mail.

o To add or redeem shares by phone, call 1-888-204-3956 between 8:30 a.m. and 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time). State Street will employ procedures designed to confirm that your order is valid. These may include asking for identifying information and recording the phone call. Neither State Street nor the Funds may be held liable for acting on telephone instructions that State Street reasonably believes to be valid. For redemptions, State Street will wire proceeds directly to your designated bank account./1/

o To invest by mail, make your check payable to the Fund of your choice and mail it to State Street Bank and Trust Company, P.O. Box 642, Boston, MA 02117-0642. Please include the Fund's Share Class number and your account number on your check. You will find the numbers on your monthly statements.

For purchases, you should instruct your bank to wire funds as follows:

     State Street Bank and Trust Company
     ABA # 011000028
     Attn: Transfer Agent
     Account # DDA 00330860
     For Further Credit to: BlackRock Funds III
     Shareholder Account Name:
     Shareholder Account Number:
     Fund Share Class Numbers:

     1128 (BlackRock Cash Funds: Institutional - Premium Shares)
     1198 (BlackRock Cash Funds: Prime - Premium Shares)
     1098 (BlackRock Cash Funds: Government - Premium Shares)
     1108 (BlackRock Cash Funds: Treasury - Premium Shares)

o To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include your Fund's Share Class number and your account and taxpayer identification numbers. All account signatories must sign the order.

o To invest or redeem shares online, please contact State Street for information on how to access online trading features.

o A direct buyer can ask State Street to wire proceeds directly to its designated bank account./2/

o When a direct buyer purchases Fund shares and then quickly sells (E.G., sells before clearance of the purchase check), the Fund may delay the payment of proceeds up to ten days to ensure that purchase checks have cleared.

-------
(1) The following procedures are intended to help prevent fraud. If you wish to make a change to your list of authorized traders, you must provide a written request signed by an authorized signer on your account. If you wish to change your bank wire instructions or list of authorized signers, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.
(2) To help prevent fraud, if you direct the sale proceeds to someone other than your account's owner of record, to an address other than your account's address of record or to a bank not designated previously, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

CALCULATING THE FUNDS' SHARE PRICE

Each Fund's share price (also known as a Fund's NAV) is calculated by dividing the value of the net assets of the Fund (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

Each Fund's NAV is calculated at 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time). The NAV of each Fund is calculated based on the net asset value of the Master Portfolio in which the Fund invests. The Funds' SAI includes a description of the methods for valuing the Master Portfolios' investments.

The Funds seek to maintain a constant NAV of $1.00 per share, although they can offer no assurance that they will be able to do so.

FUND DISTRIBUTIONS

Each Fund declares distributions of its net investment income daily and distributes them monthly to shareholders. A Fund distributes its net realized capital gains, if any, to shareholders at least annually. Distributions payable to you by a Fund will be automatically reinvested in additional shares of that Fund unless you have elected to receive distribution payments in cash.

You begin earning distributions on your shares the day your purchase order takes effect. You continue earning daily distributions on your shares up to but not including the date you sell them.

Each Fund credits distributions earned on weekends and holidays to the preceding Business Day. If you sell shares before the monthly distribution payment date, each Fund remits any distributions declared but not yet paid on the next distribution payment date. If you sell all shares before the monthly distribution payment date, each Fund remits all distributions accrued with the sale proceeds.

FREQUENT TRADING IN FUND SHARES

Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on a fund and its shareholders. Depending on various factors, such as the size of the fund's investment portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of the fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a fund's investment portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's net asset value ("market timing").

The Funds invest only in interests of the Master Portfolios, and the Boards of Trustees of the Master Portfolios and the Funds have each considered the issues of frequent trading and market timing, including the fact that money market funds are a type of mutual fund that is designed to offer maximum liquidity. The Master Portfolios' Board of Trustees has adopted a policy of not monitoring for possible market timing or any other frequent trading activity because of the investment objective and strategy of the Master Portfolios. The Funds' Board of Trustees has not adopted a policy of monitoring for market timing or other frequent trading activity in the Funds in light of the nature of the Funds' investment in the Master Portfolios, the policies of the Master Portfolios and the historical nature of flows into and out of the Funds.

The Funds may from time to time implement various methods that the Funds believe are appropriate to deter market timing, frequent trading or other trading activity that may be detrimental to the Funds or long-term investors in the Funds. There is no assurance that any such methods will prevent such detrimental trading activity.

TAXES
--------------------------------------------------------------------------------
The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this Prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Funds and their U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the SAI for additional U.S. federal income tax information.

Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

Distributions from the Funds generally are taxable as follows:

DISTRIBUTION TYPE             TAX STATUS
----------------------------- --------------------------
Income....................... Ordinary income(1)
Short-term capital gain...... Ordinary income
Long-term capital gain....... Long-term capital gain(2)

-------
(1) Distributions from the Funds paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers. Since each Fund's income is derived from sources that do not pay "qualified dividend income," income distributions from the net investment income of each Fund generally will not qualify for taxation at the maximum 15% U.S. federal income tax rate available to individuals on qualified dividend income.

(2) Normally, the Funds do not expect to realize or distribute a significant amount of long-term capital gains (if any).

Provided the Funds are able to maintain a constant NAV of $1.00 per share, sales of the Funds' shares generally will not result in taxable gain or loss. After the end of each year, the Funds will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.

In certain circumstances, you may be subject to back-up withholding taxes on distributions to you from the Funds if you fail to provide the Funds with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the U.S. Internal Revenue Service that you are subject to back-up withholding.

TAX CONSIDERATIONS FOR TAX-EXEMPT OR FOREIGN INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA, WILL BE DIFFERENT. FOR EXAMPLE, SHAREHOLDERS THAT ARE EXEMPT FROM U.S. FEDERAL INCOME TAX, SUCH AS RETIREMENT PLANS THAT ARE QUALIFIED UNDER SECTION 401 OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, GENERALLY ARE NOT

SUBJECT TO U.S. FEDERAL INCOME TAX ON FUND DIVIDENDS OR DISTRIBUTIONS OR ON SALES OF FUND SHARES. BECAUSE EACH INVESTOR'S TAX CIRCUMSTANCES ARE UNIQUE AND BECAUSE TAX LAWS ARE SUBJECT TO CHANGE, YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT YOUR INVESTMENT.

MASTER/FEEDER MUTUAL FUND STRUCTURE
--------------------------------------------------------------------------------
The Funds do not have their own investment adviser. Instead, each Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has an investment objective, strategies and policies substantially identical to the Fund. BFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the Funds.

FEEDER FUND EXPENSES

Feeder funds, including the Funds, bear their respective Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

FEEDER FUND RIGHTS

Under the master/feeder structure, the Funds' Board of Trustees retains the right to withdraw a Fund's assets from its Master Portfolio if it believes doing so is in the best interests of the Fund's shareholders. If the Board of Trustees decides to withdraw a Fund's assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

SHARE CLASS

The Funds offer additional share classes with different expenses and expected returns than those described in this Prospectus, including share classes you may be eligible to purchase. Call 1-800-768-2836 (toll-free) for additional information.

CONFLICTS OF INTEREST
--------------------------------------------------------------------------------
BFA wants you to know that there are certain entities with which BFA has relationships that may give rise to conflicts of interest, or the appearance of conflicts of interest. These entities include the following: BFA's affiliates (including BlackRock and The PNC Financial Services Group, Inc., and each of their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the "Affiliates")) and BlackRock's significant shareholders, Merrill Lynch & Co. Inc. and its affiliates, including BAC (each a "BAC Entity"), and Barclays Bank PLC and its affiliates, including Barclays PLC (each a "Barclays Entity") (for convenience the Affiliates, BAC Entities and Barclays Entities are collectively referred to in this section as the "Entities" and each separately is referred to as an "Entity").

The activities of Entities in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. The Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. The Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more of the Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Entity performs or seeks to perform investment banking or other services.

One or more Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds, including in securities issued by other open-end and closed-end investment management companies, including investment companies that are affiliated with the Funds and BFA to the extent permitted under the Investment Company Act of 1940, as amended. The trading activities of these Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Entity having positions that are adverse to those of the Funds.

No Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Entity may compete with the Funds for appropriate investment opportunities. As a result of this and several other factors, the results of the Funds' investment activities may differ from those of an Entity and of other accounts managed by an Entity, and it is possible that the Funds could sustain losses during periods in which one or more Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

The Funds may, from time to time, enter into transactions in which an Entity or an Entity's other clients have an adverse interest. Furthermore, transactions undertaken by Entity-advised clients may adversely impact the Funds. Transactions by one or more Entity-advised clients or BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds.

An Entity may maintain securities indexes as part of their product offerings. Index based funds seek to track the performance of securities indexes and may use the name of the index in the fund name. Index providers, including Entities, may be paid licensing fees for use of their indexes or index names. Entities will not be obligated to license their indexes to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with the Entities will be as favorable as those terms offered to other index licensees.

The Funds' activities may be limited because of regulatory restrictions applicable to one or more Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Entity has or is trying to develop investment banking relationships or in which an Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Entity provides or may some day provide research coverage. An Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Entities in connection with the Funds' portfolio investment transactions.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest.

ANTI-MONEY LAUNDERING REQUIREMENTS

The Funds are subject to the USA PATRIOT Act (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow the Funds to verify their identity. The Funds also reserve the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds' policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Financial Highlights
--------------------------------------------------------------------------------
The financial highlights tables in this section are intended to help investors understand the financial performance of the Premium Shares of the Fund for the past five years. Certain information reflects financial results for a single Premium Share of the Fund. The total returns in the tables represent the rate of return that an investor would have earned (or lost) on an investment in Premium Shares of a given Fund, assuming reinvestment of all dividends and distributions. The information has been audited by __________, whose report, along with each Fund's financial statements, is included in each Fund's annual report. You may obtain copies of the annual report, at no cost, by calling 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time.

BLACKROCK CASH FUNDS: INSTITUTIONAL - PREMIUM SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

[To Be Updated By Amendment]

BLACKROCK CASH FUNDS: PRIME - PREMIUM SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[To Be Updated By Amendment]

BLACKROCK CASH FUNDS: GOVERNMENT - PREMIUM SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[To Be Updated By Amendment]

BLACKROCK CASH FUNDS: TREASURY - PREMIUM SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[To Be Updated By Amendment]

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about BlackRock Funds III is available at no charge upon request. This information includes:

ANNUAL/SEMI-ANNUAL REPORTS
These reports contain additional information about each of the Fund's investments. The annual report describes the Fund's performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund's performance for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information, dated _____, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with each Fund's annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

QUESTIONS
If you have any questions about the Funds, please:

Call:       1-800-441-7762 (toll free)
            Monday through Friday
            8:30 a.m. to 6:30 p.m. (Eastern time)

WORLD WIDE WEB
General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/cash. Mutual fund prospectuses and literature can also be requested via this website.

WRITTEN CORRESPONDENCE

Write:       BlackRock Funds III
             c/o SEI Investments Distribution Co.
             One Freedom Valley Drive, Oaks, PA 19456

PORTFOLIO CHARACTERISTICS AND HOLDINGS
A description of each Fund's policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

SECURITIES AND EXCHANGE COMMISSION
You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address:publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM INFORMATION CONTAINED IN THIS PROSPECTUS.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE # 811-07332

[GRAPHIC APPEARS HERE]

PRO-____-___

EQUITIES  FIXED INCOME  REAL ESTATE
 LIQUIDITY  ALTERNATIVES BLACKROCK SOLUTIONS

[GRAPHIC APPEARS HERE]

BLACKROCK FUNDS III
     BLACKROCK CASH FUNDS

SELECT SHARES PROSPECTUS | ______________, 2010

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

FUND                                                 TICKER SYMBOL
------------------------------------------------     --------------
BlackRock Cash Funds: Institutional - Select                  BGLXX
Shares
BlackRock Cash Funds: Prime - Select Shares                   BPLXX
BlackRock Cash Funds: Treasury - Select Shares                BRSXX
BlackRock Cash Funds: Government - Select                     BVSXX
Shares

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                               Table of Contents
--------------------------------------------------------------------------------

  KEY FACTS AND DETAILS ABOUT THE FUNDS, INCLUDING INVESTMENT OBJECTIVES,
FUND OVERVIEW
  PRINCIPAL STRATEGIES, RISK FACTORS, FEE AND EXPENSE INFORMATION, AND
  HISTORICAL PERFORMANCE INFORMATION
  BLACKROCK CASH FUNDS: INSTITUTIONAL....................................  1
  BLACKROCK CASH FUNDS: PRIME............................................  5
  BLACKROCK CASH FUNDS: GOVERNMENT.......................................  9
  BLACKROCK CASH FUNDS: TREASURY......................................... 13

                                                        DETAILS ABOUT THE FUNDS

  DETAILS ABOUT THE FUNDS' INVESTMENT STRATEGIES......................... 17
  A FURTHER DISCUSSION OF PRINCIPAL RISKS................................ 18

                                                        MANAGEMENT OF THE FUNDS

  INVESTMENT ADVISER..................................................... 19
  ADMINISTRATIVE SERVICES................................................ 19
  SHAREHOLDER INFORMATION................................................ 20
  MASTER/FEEDER MUTUAL FUND STRUCTURE.................................... 24
  CONFLICTS OF INTEREST.................................................. 24

                                                           FINANCIAL HIGHLIGHTS

  FINANCIAL PERFORMANCE OF THE FUNDS..................................... 27

     FOR MORE INFORMATION   ADDITIONAL INFORMATION................BACK COVER

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Fund Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT BLACKROCK CASH FUNDS: INSTITUTIONAL

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The investment objective for the BlackRock Cash Funds: Institutional (the "Fund") is to seek a high level of income consistent with liquidity and the preservation of capital.

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Select Shares of the Fund.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF YOUR INVESTMENT)
 Management Fees(1)                                                          _____%
 Distribution (12b-1) Fees                                                   None
 Other Expenses                                                              _____%
  Administration Fees                                                        _____%
  Independent Expenses(2)                                                    _____%
 Total Annual Class Operating Expenses(1)(2)(3)                              _____%
 Fee Waivers and/or Expense Reimbursements(1)(2)                            (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense      _____%
  Reimbursements(1)(2)(4)

-------
(1) BlackRock Fund Advisors ("BFA"), the investment adviser to the Money Market Master Portfolio (the "Master Portfolio"), has contractually agreed to waive a portion of its management fee through December 1, 2011. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly Barclays Global Investors, N.A.), the administrator of the Fund, has contractually agreed to waive a portion of its administration fees through December 1, 2011. After giving effect to such contractual waivers, the management fee will be ___% and the administration fees will be ___%.

(2) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Fund and the Master Portfolio, counsel to the Independent Trustees of the Fund and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Fund and the Master Portfolio that is allocated to the Fund. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be ____%.

(3) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests.

(4) The Fund's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Select Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Select Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR       3 YEARS       5 YEARS       10 YEARS
   $            $             $             $

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
--------------------------------------------------------------------------------
The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. Under normal circumstances, the

Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund is payable in U.S. dollars.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit in BTC or its subsidiaries or affiliates, BlackRock, Inc. ("BlackRock") or its subsidiaries or affiliates, including any other bank or BFA. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Fund.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, if an issuer or guarantor of a security fails to pay interest or principal when due, or if the liquidity of such instruments decrease. If these changes in value were substantial, the Fund's value could deviate from $1.00 per share. In that event, you may lose money by investing in the Fund.

o CONCENTRATION RISK - The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry - I.E., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry.

o CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

o INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

     Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o INCOME RISK - Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

o U.S. GOVERNMENT OBLIGATIONS RISK - Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in the Select Shares of the Fund by showing the changes in its performance from year to year. The bar chart shows the returns of the Select Shares of the Fund for each full calendar year since the Fund's inception date. The average annual total return table compares the average annual total return of the Select Shares of the Fund to that of the Money Fund Report ("MFR") First Tier Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future.

BlackRock Cash Funds: Institutional - Select Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2005   3.19%
2006   5.00%
2007   5.26%
2008   2.76%

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

                                                                                         SINCE
                                                                                       INCEPTION
AS OF 12/31/09                                                                         (JANUARY
AVERAGE ANNUAL TOTAL RETURNS                                1 YEAR       3 YEARS       26, 2004)
 BlackRock Cash Funds: Institutional - Select Shares         %            %              %
 MFR First Tier Institutional Average                        %            %              %(1)

-------
(1)  The MFR First Tier Institutional Average is calculated from December 31,
     2003.

The Fund's 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund's current 7-day yield, call 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time or visit www.blackrock.com/cash.

BFA, the investment adviser of the Fund's Master Portfolio, and BTC, the administrator of the Fund, have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the Fund. When they do so, the Fund's operating expenses are reduced, so that the Fund's total return and yield are increased. These waivers and reimbursements may be discontinued at any time, except as described in "Fees and Expenses." In the absence of such waivers and/or reimbursements, the Fund's total return and yield would be lower.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment adviser is BFA.

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
To be eligible to purchase Select Shares of the Fund, you must invest through an employer-sponsored or individual retirement savings plan; invest the proceeds rolled over from such retirement savings plan into an individual retirement account ("IRA"); maintain an account with State Street Bank and Trust Company ("State Street"), the Fund's custodian, transfer agent and dividend disbursing agent, or with the Fund's shareholder servicing agent (the "Shareholder Servicing Agent"); or initially invest a minimum of $1 million directly through State Street.

You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any day the Fund is open (a "Business Day") (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day's net asset value ("NAV"). Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and SEI Investment Distribution Co., the Fund's distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Fund Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT BLACKROCK CASH FUNDS: PRIME

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The investment objective for the BlackRock Cash Funds: Prime (the "Fund") is to seek a high level of income consistent with liquidity and the preservation of capital.

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Select Shares of the Fund.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF YOUR INVESTMENT)
 Management Fees(1)                                                          _____%
 Distribution (12b-1) Fees                                                   None
 Other Expenses                                                              _____%
  Administration Fees(1)                                                     _____%
  Independent Expenses(2)                                                    _____%
 Total Annual Class Operating Expenses(1)(2)(3)                              _____%
 Fee Waivers and/or Expense Reimbursements(1)(2)                            (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense      _____%
  Reimbursements(1)(2)(4)

-------
(1) BFA, the investment adviser to the Prime Money Market Master Portfolio (the "Master Portfolio"), has contractually agreed to waive a portion of its management fee through December 1, 2011. BTC, the administrator of the Fund, has contractually agreed to waive a portion of its administration fees through December 1, 2011. After giving effect to such contractual waivers, the management fee will be ___% and the administration fees will be ___%.

(2) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Fund and the Master Portfolio, counsel to the Independent Trustees of the Fund and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Fund and the Master Portfolio that is allocated to the Fund. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be ____%.

(3) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests.

(4) The Fund's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Select Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Select Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR       3 YEARS       5 YEARS       10 YEARS
   $            $             $             $

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
--------------------------------------------------------------------------------
The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund is payable in U.S. dollars.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit in BTC or its subsidiaries or affiliates, BlackRock or its subsidiaries or affiliates, including any other bank or BFA. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Fund.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, if an issuer or guarantor of a security fails to pay interest or principal when due, or if the liquidity of such instruments decrease. If these changes in value were substantial, the Fund's value could deviate from $1.00 per share. In that event, you may lose money by investing in the Fund.

o CONCENTRATION RISK - The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry - I.E., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry.

o CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

o INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

     Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o INCOME RISK - Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

o U.S. GOVERNMENT OBLIGATIONS RISK - Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in the Select Shares of the Fund by showing the changes in its performance from year to year. The bar chart shows the returns of the Select Shares of the Fund for each full calendar year since the Fund's inception date. The average annual total return table compares the average annual total return of the Select Shares of the Fund to that of the MFR First Tier Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future.

BlackRock Cash Funds: Prime - Select Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2005   3.16%
2006   4.97%
2007   5.24%
2008   2.75%

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

                                                                                 SINCE
                                                                               INCEPTION
AS OF 12/31/09                                                                 (JANUARY
AVERAGE ANNUAL TOTAL RETURNS                        1 YEAR       5 YEARS       26, 2004)
 BlackRock Cash Funds: Prime - Select Shares         %            %              %
 MFR First Tier Institutional Average                %            %              %(1)

-------
(1)  The MFR First Tier Institutional Average is calculated from December 31,
     2003.

The Fund's 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund's current 7-day yield, call 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time or visit www.blackrock.com/cash.

BFA, the investment adviser of the Fund's Master Portfolio, and BTC, the administrator of the Fund, have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the Fund. When they do so, the Fund's operating expenses are reduced, so that the Fund's total return and yield are increased. These waivers and reimbursements may be discontinued at any time, except as described in "Fees and Expenses." In the absence of such waivers and/or reimbursements, the Fund's total return and yield would be lower.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment adviser is BFA.

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
To be eligible to purchase Select Shares of the Fund, you must invest through an employer-sponsored or individual retirement savings plan; invest the proceeds rolled over from such retirement savings plan into an IRA; maintain an account with State Street, the Fund's custodian, transfer agent and dividend disbursing agent, or with the Fund's Shareholder Servicing Agent; or initially invest a minimum of $1 million directly through State Street.

You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and SEI Investment Distribution Co., the Fund's distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Fund Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT BLACKROCK CASH FUNDS: GOVERNMENT

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The investment objective for the BlackRock Cash Funds: Government (the "Fund") is to seek a high level of current income consistent with the preservation of capital and liquidity.

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Select Shares of the Fund.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF YOUR INVESTMENT)
 Management Fees(1)                                                          _____%
 Distribution (12b-1) Fees                                                   None
 Other Expenses                                                              _____%
  Administration Fees                                                        _____%
  Independent Expenses(2)                                                    _____%
 Total Annual Class Operating Expenses(1)(2)(3)                              _____%
 Fee Waivers and/or Expense Reimbursements(1)(2)                            (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense      _____%
  Reimbursements(1)(2)(4)

-------
(1) BFA, the investment adviser to the Government Money Market Master Portfolio (the "Master Portfolio"), has contractually agreed to waive a portion of its management fee through December 1, 2011. BTC, the administrator of the Fund, has contractually agreed to waive a portion of its administration fees through December 1, 2011. After giving effect to such contractual waivers, the management fee will be ___% and the administration fees will be ___%.

(2) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Fund and the Master Portfolio, counsel to the Independent Trustees of the Fund and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Fund and the Master Portfolio that is allocated to the Fund. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be ____%.

(3) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests.

(4) The Fund's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Select Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Select Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR       3 YEARS       5 YEARS       10 YEARS
   $            $             $             $

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
--------------------------------------------------------------------------------
The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in certain obligations of the U.S. government, its agencies and instrumentalities; repurchase agreements with regard to such obligations; and other money market funds that have substantially the same investment objective and strategies as the Fund. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit in BTC or its subsidiaries or affiliates, BlackRock or its subsidiaries or affiliates, including any other bank or BFA. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Fund.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, if an issuer or guarantor of a security fails to pay interest or principal when due, or if the liquidity of such instruments decrease. If these changes in value were substantial, the Fund's value could deviate from $1.00 per share. In that event, you may lose money by investing in the Fund.

o CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

o INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

     Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o INCOME RISK - Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

o U.S. GOVERNMENT OBLIGATIONS RISK - Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in the Select Shares of the Fund by showing the changes in its performance from year to year. The bar chart shows the returns of the Select Shares of the Fund for each full calendar year since the Fund's inception date. The average annual total return table compares the average annual total return of the Select Shares of the Fund to that of the MFR Government Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future.

BlackRock Cash Funds: Government - Select Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2005   3.18%
2006   4.94%
2007   5.06%
2008   1.89%

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

                                                                                      SINCE
                                                                                    INCEPTION
AS OF 12/31/09                                                                      (SEPTEMBER
AVERAGE ANNUAL TOTAL RETURNS                             1 YEAR       5 YEARS        1, 2004)
 BlackRock Cash Funds: Government - Select Shares         %            %              %
 MFR Government Institutional Average                     %            %              %(1)

-------
(1)  The MFR Government Institutional Average is calculated from August 31,
     2004.

The Fund's 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund's current 7-day yield, call 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time or visit www.blackrock.com/cash.

BFA, the investment adviser of the Fund's Master Portfolio, and BTC, the administrator of the Fund, have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the Fund. When they do so, the Fund's operating expenses are reduced, so that the Fund's total return and yield are increased. These waivers and reimbursements may be discontinued at any time, except as described in "Fees and Expenses." In the absence of such waivers and/or reimbursements, the Fund's total return and yield would be lower.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment adviser is BFA.

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
To be eligible to purchase Select Shares of the Fund, you must invest through an employer-sponsored or individual retirement savings plan; invest the proceeds rolled over from such retirement savings plan into an IRA; maintain an account with State Street, the Fund's custodian, transfer agent and dividend disbursing agent, or with the Fund's Shareholder Servicing Agent; or initially invest a minimum of $1 million directly through State Street.

You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and SEI Investment Distribution Co., the Fund's distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Fund Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT BLACKROCK CASH FUNDS: TREASURY

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The investment objective for the BlackRock Cash Funds: Treasury (the "Fund") is to seek a high level of current income consistent with the preservation of capital and liquidity.

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Select Shares of the Fund.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF YOUR INVESTMENT)
 Management Fees(1)                                                          _____%
 Distribution (12b-1) Fees                                                   None
 Other Expenses                                                              _____%
  Administration Fees(1)                                                     _____%
  Independent Expenses(2)                                                    _____%
 Total Annual Class Operating Expenses(1)(2)(3)                              _____%
 Fee Waivers and/or Expense Reimbursements(1)(2)                            (____)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense      _____%
  Reimbursements(1)(2)(4)

-------
(1) BFA, the investment adviser to the Treasury Money Market Master Portfolio (the "Master Portfolio"), has contractually agreed to waive a portion of its management fee through December 1, 2011. BTC, the administrator of the Fund, has contractually agreed to waive a portion of its administration fees through December 1, 2011. After giving effect to such contractual waivers, the management fee will be ___% and the administration fees will be ___%.

(2) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Fund and the Master Portfolio, counsel to the Independent Trustees of the Fund and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Fund and the Master Portfolio that is allocated to the Fund. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be ____%.

(3) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests.

(4) The Fund's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Select Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Select Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Select Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR       3 YEARS       5 YEARS       10 YEARS
   $            $             $             $

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
--------------------------------------------------------------------------------
The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, at least 80% of the Fund's assets will be in invested in U.S. Treasury obligations, in repurchase agreements with regard to U.S. Treasury obligations and in other money market funds that have substantially the same investment objective and strategies as the Fund.

It is further intended that under normal circumstances, 100% of the Fund's investments will be in U.S. Treasury obligations or repurchase agreements with regard to U.S. Treasury obligations and other money market funds that have substantially the same investment objective and strategies as the Fund. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. The principal and interest of all securities held by the Fund is payable in U.S. dollars.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit in BTC or its subsidiaries or affiliates, BlackRock or its subsidiaries or affiliates, including any other bank or BFA. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Fund.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, if an issuer or guarantor of a security fails to pay interest or principal when due, or if the liquidity of such instruments decrease. If these changes in value were substantial, the Fund's value could deviate from $1.00 per share. In that event, you may lose money by investing in the Fund.

o CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

o INCOME RISK - Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

o INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

     Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o U.S. GOVERNMENT OBLIGATIONS RISK - Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

     The BlackRock Cash Funds: Treasury minimizes these risks to the extent that it invests in U.S. Treasury obligations backed by the full faith and credit of the U.S. government or repurchase agreements with respect to U.S. Treasury obligations.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in the Select Shares of the Fund by showing the changes in its performance from year to year. The bar chart shows the returns of the Select Shares of the Fund for each full calendar year since the Fund's inception date. The average annual total return table compares the average annual total return of the Select Shares of the Fund to that of the MFR Treasury and Repo Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future.

BlackRock Cash Funds: Treasury - Select Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2005    3.10%
2006    4.94%
2007    4.86%
2008    1.55%

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

                                                                                    SINCE
                                                                                  INCEPTION
AS OF 12/31/09                                                                    (SEPTEMBER
AVERAGE ANNUAL TOTAL RETURNS                           1 YEAR       5 YEARS        1, 2004)
 BlackRock Cash Funds: Treasury - Select Shares         %            %              %
 MFR Treasury and Repo Institutional Average            %            %              %(1)

-------
(1) The MFR Treasury and Repo Institutional Average is calculated from August 31, 2004.

The Fund's 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund's current 7-day yield, call 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time or visit www.blackrock.com/cash.

BFA, the investment adviser of the Fund's Master Portfolio, and BTC, the administrator of the Fund, have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the Fund. When they do so, the Fund's operating expenses are reduced, so that the Fund's total return and yield are increased. These waivers and reimbursements may be discontinued at any time, except as described in "Fees and Expenses." In the absence of such waivers and/or reimbursements, the Fund's total return and yield would be lower.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment adviser is BFA.

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
To be eligible to purchase Select Shares of the Fund, you must invest through an employer-sponsored or individual retirement savings plan; invest the proceeds rolled over from such retirement savings plan into an IRA; maintain an account with State Street, the Fund's custodian, transfer agent and dividend disbursing agent, or with the Fund's Shareholder Servicing Agent; or initially invest a minimum of $1 million directly through State Street.

You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and SEI Investment Distribution Co., the Fund's distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Details About the Funds
--------------------------------------------------------------------------------
DETAILS ABOUT THE FUNDS' INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Each of the BlackRock Cash Funds: Institutional, the BlackRock Cash Funds:
Prime, the BlackRock Cash Funds: Government and the BlackRock Cash Funds:
Treasury (each, a "Fund" and collectively, the "Funds") invests all of its assets in a separate mutual fund, called a Master Portfolio, that has an investment objective substantially identical to the Fund. All discussion of the investment objective, strategies and risks of a particular Fund refers also to the investment objective, strategies and risks of its Master Portfolio, unless otherwise indicated. A description of the relationship of the Funds to their respective Master Portfolios appears under the heading "Shareholder Information
- Master/Feeder Mutual Fund Structure" in this prospectus ("Prospectus").

BLACKROCK CASH FUNDS: INSTITUTIONAL AND BLACKROCK CASH FUNDS: PRIME

The BlackRock Cash Funds: Institutional and the BlackRock Cash Funds: Prime seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. Each Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the BlackRock Cash Funds: Prime expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, each Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

Each of the BlackRock Cash Funds: Institutional and the BlackRock Cash Funds:
Prime reserves the right to concentrate its investments (I.E., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Funds are payable in U.S. dollars.

BLACKROCK CASH FUNDS: GOVERNMENT

The BlackRock Cash Funds: Government seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in certain obligations of the U.S. government, its agencies and instrumentalities; repurchase agreements with regard to such obligations; and other money market funds that have substantially the same investment objective and strategies as the Fund. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

BLACKROCK CASH FUNDS: TREASURY

The BlackRock Cash Funds: Treasury seeks to achieve its investment objective by investing only in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less.

The Fund currently has an operating policy to invest 100% of its net assets in U.S. Treasury obligations or repurchase agreements with regard to U.S. Treasury obligations and other money market funds that have substantially the same investment objective and strategies as the Fund. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, and will, under normal circumstances, invest at least 80% of its assets in such securities. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

A FURTHER DISCUSSION OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
CONCENTRATION RISK - The BlackRock Cash Funds: Institutional and the BlackRock Cash Funds: Prime's strategy of concentrating in the U.S. banking industry means that their performance will be closely tied to the performance of a particular market segment. The Funds' concentration in these companies may present more risks than if they were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Funds than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of a Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

INCOME RISK - Each Funds' yield will vary as the short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a Fund.

MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

U.S. GOVERNMENT OBLIGATIONS RISK - Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks); and others are supported by the discretionary authority of the U.S. government to purchase an agency's obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

The BlackRock Cash Funds: Treasury minimizes these risks to the extent that it invests in U.S. Treasury obligations backed by the full faith and credit of the U.S. government or repurchase agreements with respect to U.S. Treasury obligations.

FOR A FURTHER DESCRIPTION OF THE FUNDS' POLICIES AND PROCEDURES WITH RESPECT TO DISCLOSURE OF THE FUNDS' MASTER PORTFOLIOS' PORTFOLIO HOLDINGS, AND A DISCUSSION OF THE FUNDS' INVESTMENTS AND RISKS, PLEASE REFER TO THE FUNDS' COMBINED STATEMENT OF ADDITIONAL INFORMATION ("SAI").

Management of the Funds
--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------
Each Fund is a feeder fund that invests all of its assets in a Master Portfolio that has an investment objective, strategies and policies substantially identical to the Fund. BFA, a registered investment adviser, serves as investment adviser to the Master Portfolio. BFA manages the investing of the Master Portfolios' assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the Master Portfolios' Board of Trustees. For its services to the Master Portfolios, BFA is entitled to receive an advisory fee at the annual rate of 0.10% (0.07% pursuant to the current contractual fee waiver) of the Master Portfolio's average daily net assets.

BFA is located at 400 Howard Street, San Francisco, CA 94105. BFA is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BlackRock. As of December 31, 2009, BTC and its affiliates, including BFA, had approximately $3.346 trillion in investment company and other portfolio assets under management. BFA, BTC, BlackRock Execution Services, BlackRock and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolios invest.

A discussion regarding the basis for the Master Portfolios' Board of Trustees' approval of the investment advisory agreements with BFA is available in the Funds' annual report for the period ended December 31, 2009.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------
BTC provides the following services, among others, as the Funds' administrator:

     o    Supervises the Funds' administrative operations;

     o Provides or causes to be provided management reporting and treasury administration services;

     o    Financial reporting;

     o    Legal, blue sky and tax services;

     o    Preparation of proxy statements and shareholder reports; and

     o Engaging and supervising the Shareholder Servicing Agents on behalf of the Funds.

BTC is entitled to receive fees for these services at the annual rate of 0.15% (0.13% pursuant to the current contractual fee waiver) of the average daily net assets of the Select Shares of each Fund. In addition to performing these services, BTC has agreed to bear all costs of operating the Funds, other than brokerage expenses, advisory fees, distribution fees, certain fees and expenses related to the Trust's Independent Trustees, that are not "interested persons" of the Funds or the Trust as defined in the Investment Company Act of 1940, as amended, and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses. No additional administration fees are charged at the Master Portfolio level.

The Funds have adopted a plan (the "Plan") that allows each Fund to pay shareholder servicing fees for certain services provided to its shareholders.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate brokers, dealers, financial institutions and industry professionals (such as BlackRock, The PNC Financial Services Group, Inc. ("PNC"), Merrill Lynch & Co, Inc. ("Merrill Lynch"), Bank of America Corporation ("BAC"), Barclays Capital Corp. and their respective affiliates) (each a "Financial Intermediary") for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a Fund's shares. Because the fees paid by the Funds under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition to, rather than in lieu of, shareholder servicing fees that a Fund may pay to a Financial Intermediary pursuant to a Plan and fees a Fund pays to State Street, BlackRock, on behalf of a Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, subtransfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

From time to time, BlackRock or its affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits. BlackRock and its affiliates may compensate affiliated and unaffiliated financial intermediaries for these other services to the Funds and shareholders. These payments would be in addition to the Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock and its affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Financial Intermediary for details about payments it may receive from a Fund or from BlackRock or its affiliates. For more information, see the SAI.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
WHO IS ELIGIBLE TO INVEST

To be eligible to purchase Select Shares, you must:

o    Invest through an employer-sponsored or individual retirement savings plan;

o Invest the proceeds rolled over from such retirement savings plan into an individual retirement account ("IRA");

o Maintain an account with State Street, the Funds' custodian, transfer agent and dividend disbursing agent, or with one of the Funds' Shareholder Servicing Agents; or

o    Initially invest a minimum of $1 million directly through State Street.

The minimum initial investment amount for the Select Shares of each Fund is $1 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your Shareholder Servicing Agent or State Street for more information.

In order to invest, a completed account application form must be submitted to, and processed by, your Shareholder Servicing Agent or State Street and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for Select Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Shareholder Servicing Agent directly for more information and details.

HOW TO BUY SHARES

o PLAN PARTICIPANT. Invest through payroll deductions or make a direct contribution by rolling over an amount from another 401(k) plan or from a rollover IRA (make arrangements through your employer). If you are investing through a Shareholder Servicing Agent, your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline than the Funds, as described below.

o TAX-DEFERRED INVESTOR. Invest through a Shareholder Servicing Agent as provided in your benefit plan documents. Your Shareholder Servicing Agent, plan sponsor or administrator is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline for purchase and redemption orders than the Funds, as described below.

o QUALIFIED BUYER. Invest through an account set up with your Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline than the Funds, as described below.

o DIRECT BUYER. See the "Special Instructions for Direct Buyers" section of this Prospectus.

You may purchase Fund shares without paying a sales charge. Your purchase order must be received in proper form, as determined by the Fund's transfer agent or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) to purchase shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day. The Funds are generally open Monday through Friday and are closed on weekends and generally closed on all other days that the primary markets for the Master Portfolios' portfolio securities (I.E., the bond markets) are closed or the Fedwire Funds Service is closed. The holidays on which both the Fedwire and the bond markets are closed currently are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The BlackRock Cash Funds: Institutional and the BlackRock Cash Funds: Prime do not intend to (but reserve the right to) close early on a Business Day prior to a U.S. national holiday for the bond markets if the bond markets close early (typically 2:00 p.m. Eastern time) on such Business Day. The BlackRock Cash Funds: Government and the BlackRock Cash
Funds: Treasury generally will close early on a Business Day prior to a U.S. national holiday for the bond markets if the bond markets close early on such Business Day.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Purchases generally must be made in U.S. dollars and funds must be received via the Fedwire Funds Service by its close, or by such other means as the Funds may from time to time determine. You may be charged for any costs incurred in connection with a purchase order that has been placed but for which the Fund has not received full payment.

HOW TO SELL SHARES

o PLAN PARTICIPANT AND TAX-DEFERRED INVESTOR. Contact your plan sponsor, administrator or Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to State Street.

o QUALIFIED BUYER. Contact your Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to State Street.

o DIRECT BUYER. See the "Special Instructions for Direct Buyers" section of this Prospectus.

You may sell Fund shares without paying a sales charge. Your order to sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, by such closing time) to sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

The Funds generally remit the proceeds from a sale the same Business Day after receiving a properly executed order to sell. Each Fund can delay payment for one Business Day. In addition, the Fund reserves the right to delay delivery of your redemption proceeds and to suspend your right of redemption for more than one Business Day under extraordinary circumstances and subject to applicable law. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (ii) trading on the NYSE is restricted; (iii) an emergency exists as a result of which disposal or valuation of a Fund's investment is not reasonably practicable; or (iv) for such other periods as the Securities and Exchange Commission ("SEC") by order may permit. Each Fund reserves the right to automatically redeem your shares and close your account for any reason, subject to applicable law, and send you the proceeds, which would reflect the NAV on the day the Fund automatically redeems your shares. For example, a Fund may automatically redeem your shares to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund's shares, as provided from time to time in this Prospectus.

In addition, each Fund reserves the right to send your redemption proceeds in the form of securities from its Master Portfolio.

Upon redemption, the identity of the holder of the account to which the proceeds are being sent may need to be verified.

SPECIAL INSTRUCTIONS FOR DIRECT BUYERS

A direct buyer who has established an account with a Fund can add to or redeem from that account by phone or through the mail.

o To add or redeem shares by phone, call 1-888-204-3956 between 8:30 a.m. and 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time). State Street will employ procedures designed to confirm that your order is valid. These may include asking for identifying information and recording the phone call. Neither State Street nor the Funds may be held liable for acting on telephone instructions that State Street reasonably believes to be valid. For redemptions, State Street will wire proceeds directly to your designated bank account./1/

o To invest by mail, make your check payable to the Fund of your choice and mail it to State Street Bank and Trust Company, P.O. Box 642, Boston, MA 02117-0642. Please include the Fund's Share Class number and your account number on your check. You will find the numbers on your monthly statements.

For purchases, you should instruct your bank to wire funds as follows:

     State Street Bank and Trust Company
     ABA # 011000028
     Attn: Transfer Agent
     Account # DDA 00330860
     For Further Credit to: BlackRock Funds III
     Shareholder Account Name:
     Shareholder Account Number:
     Fund Share Class Numbers:

     1122 (BlackRock Cash Funds: Institutional - Select Shares)
     1199 (BlackRock Cash Funds: Prime - Select Shares)
     1099 (BlackRock Cash Funds: Government - Select Shares)
     1109 (BlackRock Cash Funds: Treasury - Select Shares)

o To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include your Fund's Share Class number and your account and taxpayer identification numbers. All account signatories must sign the order.

o To invest or redeem shares online, please contact State Street for information on how to access online trading features.

o A direct buyer can ask State Street to wire proceeds directly to its designated bank account./2/

o When a direct buyer purchases Fund shares and then quickly sells (E.G., sells before clearance of the purchase check), the Fund may delay the payment of proceeds up to ten days to ensure that purchase checks have cleared.
-------
(1) The following procedures are intended to help prevent fraud. If you wish to make a change to your list of authorized traders, you must provide a written request signed by an authorized signer on your account. If you wish to change your bank wire instructions or list of authorized signers, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.
(2) To help prevent fraud, if you direct the sale proceeds to someone other than your account's owner of record, to an address other than your account's address of record or to a bank not designated previously, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

CALCULATING THE FUNDS' SHARE PRICE

Each Fund's share price (also known as a Fund's NAV) is calculated by dividing the value of the net assets of the Fund (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

Each Fund's NAV is calculated at 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time). The NAV of each Fund is calculated based on the net asset value of the Master Portfolio in which the Fund invests. The Funds' SAI includes a description of the methods for valuing the Master Portfolios' investments.

The Funds seek to maintain a constant NAV of $1.00 per share, although they can offer no assurance that they will be able to do so.

FUND DISTRIBUTIONS

Each Fund declares distributions of its net investment income daily and distributes them monthly to shareholders. A Fund distributes its net realized capital gains, if any, to shareholders at least annually. Distributions payable to you by a Fund will be automatically reinvested in additional shares of that Fund unless you have elected to receive distribution payments in cash.

You begin earning distributions on your shares the day your purchase order takes effect. You continue earning daily distributions on your shares up to but not including the date you sell them.

Each Fund credits distributions earned on weekends and holidays to the preceding Business Day. If you sell shares before the monthly distribution payment date, each Fund remits any distributions declared but not yet paid on the next distribution payment date. If you sell all shares before the monthly distribution payment date, each Fund remits all distributions accrued with the sale proceeds.

FREQUENT TRADING IN FUND SHARES

Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on a fund and its shareholders. Depending on various factors, such as the size of the fund's investment portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of the fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a fund's investment portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's net asset value ("market timing").

The Funds invest only in interests of the Master Portfolios, and the Boards of Trustees of the Master Portfolios and the Funds have each considered the issues of frequent trading and market timing, including the fact that money market funds are a type of mutual fund that is designed to offer maximum liquidity. The Master Portfolios' Board of Trustees has adopted a policy of not monitoring for possible market timing or any other frequent trading activity because of the investment objective and strategy of the Master Portfolios. The Funds' Board of Trustees has not adopted a policy of monitoring for market timing or other frequent trading activity in the Funds in light of the nature of the Funds' investment in the Master Portfolios, the policies of the Master Portfolios and the historical nature of flows into and out of the Funds.

The Funds may from time to time implement various methods that the Funds believe are appropriate to deter market timing, frequent trading or other trading activity that may be detrimental to the Funds or long-term investors in the Funds. There is no assurance that any such methods will prevent such detrimental trading activity.

TAXES
--------------------------------------------------------------------------------
The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this Prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Funds and their U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the SAI for additional U.S. federal income tax information.

Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

Distributions from the Funds generally are taxable as follows:

DISTRIBUTION TYPE             TAX STATUS
----------------------------- --------------------------
Income....................... Ordinary income(1)
Short-term capital gain...... Ordinary income
Long-term capital gain....... Long-term capital gain(2)

-------
(1) Distributions from the Funds paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers. Since each Fund's income is derived from sources that do not pay "qualified dividend income," income distributions from the net investment income of each Fund generally will not qualify for taxation at the maximum 15% U.S. federal income tax rate available to individuals on qualified dividend income.

(2) Normally, the Funds do not expect to realize or distribute a significant amount of long-term capital gains (if any).

Provided the Funds are able to maintain a constant NAV of $1.00 per share, sales of the Funds' shares generally will not result in taxable gain or loss. After the end of each year, the Funds will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.

In certain circumstances, you may be subject to back-up withholding taxes on distributions to you from the Funds if you fail to provide the Funds with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the U.S. Internal Revenue Service that you are subject to back-up withholding.

TAX CONSIDERATIONS FOR TAX-EXEMPT OR FOREIGN INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA, WILL BE DIFFERENT. FOR EXAMPLE, SHAREHOLDERS THAT ARE EXEMPT FROM U.S. FEDERAL INCOME TAX, SUCH AS RETIREMENT PLANS THAT ARE QUALIFIED UNDER SECTION 401 OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, GENERALLY ARE NOT SUBJECT TO U.S. FEDERAL INCOME TAX ON FUND DIVIDENDS OR DISTRIBUTIONS OR ON SALES OF FUND SHARES. BECAUSE EACH INVESTOR'S TAX CIRCUMSTANCES ARE UNIQUE AND BECAUSE TAX LAWS ARE SUBJECT TO CHANGE, YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT YOUR INVESTMENT.

MASTER/FEEDER MUTUAL FUND STRUCTURE
--------------------------------------------------------------------------------
The Funds do not have their own investment adviser. Instead, each Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has an investment objective, strategies and policies substantially identical to the Fund. BFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the Funds.

FEEDER FUND EXPENSES

Feeder funds, including the Funds, bear their respective Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

FEEDER FUND RIGHTS

Under the master/feeder structure, the Funds' Board of Trustees retains the right to withdraw a Fund's assets from its Master Portfolio if it believes doing so is in the best interests of the Fund's shareholders. If the Board of Trustees decides to withdraw a Fund's assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

SHARE CLASS

The Funds offer additional share classes with different expenses and expected returns than those described in this Prospectus, including share classes you may be eligible to purchase. Call 1-800-768-2836 (toll-free) for additional information.

CONFLICTS OF INTEREST
--------------------------------------------------------------------------------
BFA wants you to know that there are certain entities with which BFA has relationships that may give rise to conflicts of interest, or the appearance of conflicts of interest. These entities include the following: BFA's affiliates (including BlackRock and The PNC Financial Services Group, Inc., and each of their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the "Affiliates")) and BlackRock's significant shareholders, Merrill Lynch & Co. Inc. and its affiliates, including BAC (each a "BAC Entity"), and Barclays Bank PLC and its affiliates, including Barclays PLC (each a "Barclays Entity") (for convenience the Affiliates, BAC Entities and Barclays Entities are collectively referred to in this section as the "Entities" and each separately is referred to as an "Entity").

The activities of Entities in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. The Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. The Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more of the Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Entity performs or seeks to perform investment banking or other services.

One or more Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds, including in securities issued by other open-end and closed-end investment management companies, including investment companies that are affiliated with the Funds and BFA to the extent permitted under the Investment Company Act of 1940, as amended. The trading activities of these Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Entity having positions that are adverse to those of the Funds.

No Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Entity may compete with the Funds for appropriate investment opportunities. As a result of this and several other factors, the results of the Funds' investment activities may differ from those of an Entity and of other accounts managed by an Entity, and it is possible that the Funds could sustain losses during periods in which one or more Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

The Funds may, from time to time, enter into transactions in which an Entity or an Entity's other clients have an adverse interest. Furthermore, transactions undertaken by Entity-advised clients may adversely impact the Funds. Transactions by one or more Entity-advised clients or BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds.

An Entity may maintain securities indexes as part of their product offerings. Index based funds seek to track the performance of securities indexes and may use the name of the index in the fund name. Index providers, including Entities, may be paid licensing fees for use of their indexes or index names. Entities will not be obligated to license their indexes to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with the Entities will be as favorable as those terms offered to other index licensees.

The Funds' activities may be limited because of regulatory restrictions applicable to one or more Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Entity has or is trying to develop investment banking relationships or in which an Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Entity provides or may some day provide research coverage. An Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Entities in connection with the Funds' portfolio investment transactions.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest.

ANTI-MONEY LAUNDERING REQUIREMENTS

The Funds are subject to the USA PATRIOT Act (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow the Funds to verify their identity. The Funds also reserve the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds' policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Financial Highlights
--------------------------------------------------------------------------------
The financial highlights tables in this section are intended to help investors understand the financial performance of the Select Shares of the Fund for the past five years. Certain information reflects financial results for a single Select Share of the Fund. The total returns in the tables represent the rate of return that an investor would have earned (or lost) on an investment in Select Shares of a given Fund, assuming reinvestment of all dividends and distributions. The information has been audited by __________, whose report, along with each Fund's financial statements, is included in each Fund's annual report. You may obtain copies of the annual report, at no cost, by calling 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time.

BLACKROCK CASH FUNDS: INSTITUTIONAL - SELECT SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[To Be Updated By Amendment]

BLACKROCK CASH FUNDS: PRIME - SELECT SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[To Be Updated By Amendment]

BLACKROCK CASH FUNDS: GOVERNMENTEMDASHSELECT SHARES

FINANCIAL HIGHLIGHTSBR(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[To Be Updated By Amendment]

BLACKROCK CASH FUNDS: TREASURY - SELECT SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[To Be Updated By Amendment]

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about BlackRock Funds III is available at no charge upon request. This information includes:

ANNUAL/SEMI-ANNUAL REPORTS
These reports contain additional information about each of the Fund's investments. The annual report describes the Fund's performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund's performance for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information, dated _____, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with each Fund's annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

QUESTIONS
If you have any questions about the Funds, please:

Call:       1-800-441-7762 (toll free)
            Monday through Friday
            8:30 a.m. to 6:30 p.m. (Eastern time)

WORLD WIDE WEB
General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/cash. Mutual fund prospectuses and literature can also be requested via this website.

WRITTEN CORRESPONDENCE

Write:       BlackRock Funds III
             c/o SEI Investments Distribution Co.
             One Freedom Valley Drive, Oaks, PA 19456

PORTFOLIO CHARACTERISTICS AND HOLDINGS
A description of each Fund's policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

SECURITIES AND EXCHANGE COMMISSION
You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address:publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM INFORMATION CONTAINED IN THIS PROSPECTUS.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE # 811-07332

[GRAPHIC APPEARS HERE]

PRO-____-___

EQUITIES  FIXED INCOME  REAL ESTATE
 LIQUIDITY  ALTERNATIVES BLACKROCK SOLUTIONS

[GRAPHIC APPEARS HERE]

BLACKROCK FUNDS III
     BLACKROCK CASH FUNDS

TRUST SHARES PROSPECTUS | ______________, 2010

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

FUND                                                     TICKER SYMBOL
----------------------------------------------------     --------------
BlackRock Cash Funds: Institutional - Trust Shares                BGTXX
BlackRock Cash Funds: Prime - Trust Shares                        BPEXX
BlackRock Cash Funds: Treasury - Trust Shares                     BYTXX
BlackRock Cash Funds: Government - Trust Shares                   BVTXX

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                               Table of Contents
--------------------------------------------------------------------------------

  KEY FACTS AND DETAILS ABOUT THE FUNDS, INCLUDING INVESTMENT OBJECTIVES,
FUND OVERVIEW
  PRINCIPAL STRATEGIES, RISK FACTORS, FEE AND EXPENSE INFORMATION, AND
  HISTORICAL PERFORMANCE INFORMATION
  BLACKROCK CASH FUNDS: INSTITUTIONAL....................................  1
  BLACKROCK CASH FUNDS: PRIME............................................  5
  BLACKROCK CASH FUNDS: GOVERNMENT.......................................  9
  BLACKROCK CASH FUNDS: TREASURY......................................... 13

                                                        DETAILS ABOUT THE FUNDS

  DETAILS ABOUT THE FUNDS' INVESTMENT STRATEGIES......................... 17
  A FURTHER DISCUSSION OF PRINCIPAL RISKS................................ 18

                                                        MANAGEMENT OF THE FUNDS

  INVESTMENT ADVISER..................................................... 19
  ADMINISTRATIVE SERVICES................................................ 19
  SHAREHOLDER INFORMATION................................................ 20
  MASTER/FEEDER MUTUAL FUND STRUCTURE.................................... 24
  CONFLICTS OF INTEREST.................................................. 24

                                                           FINANCIAL HIGHLIGHTS

  FINANCIAL PERFORMANCE OF THE FUNDS..................................... 27

     FOR MORE INFORMATION   ADDITIONAL INFORMATION................BACK COVER

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Fund Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT BLACKROCK CASH FUNDS: INSTITUTIONAL

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The investment objective for the BlackRock Cash Funds: Institutional (the "Fund") is to seek a high level of income consistent with liquidity and the preservation of capital.

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Trust Shares of the Fund.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                     ____%
 Distribution (12b-1) Fees                                                              None
 Other Expenses                                                                         ____%
  Administration Fees                                                                   ____%
  Independent Expenses(2)                                                               ____%
 Total Annual Class Operating Expenses(1)(2)(3)                                         ____%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                       (___)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ____%
  Reimbursements(1)(2)(4)

-------
(1) BlackRock Fund Advisors ("BFA"), the investment adviser to the Money Market Master Portfolio (the "Master Portfolio"), has contractually agreed to waive a portion of its management fee through December 1, 2011. After giving effect to such contractual waiver, the management fee will be ___%.

(2) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Fund and the Master Portfolio, counsel to the Independent Trustees of the Fund and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Fund and the Master Portfolio that is allocated to the Fund. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly Barclays Global Investors, N.A.) and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be ____%.

(3) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests.

(4) The Fund's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Trust Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Trust Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Trust Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR       3 YEARS       5 YEARS       10 YEARS
   $            $             $             $

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
--------------------------------------------------------------------------------
The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. Under normal circumstances, the

Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund is payable in U.S. dollars.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit in BTC or its subsidiaries or affiliates, BlackRock, Inc. ("BlackRock") or its subsidiaries or affiliates, including any other bank or BFA. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Fund.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, if an issuer or guarantor of a security fails to pay interest or principal when due, or if the liquidity of such instruments decrease. If these changes in value were substantial, the Fund's value could deviate from $1.00 per share. In that event, you may lose money by investing in the Fund.

o CONCENTRATION RISK - The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry - I.E., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry.

o CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

o INCOME RISK - Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

o INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

     Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o U.S. GOVERNMENT OBLIGATIONS RISK - Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in the Trust Shares of the Funds by showing the changes in its performance from year to year. The bar chart shows the returns of the Trust Shares of the Fund for each full calendar year since the Fund's inception date. The average annual total return table compares the average annual total return of the Trust Shares of the Fund to that of the Money Fund Report ("MFR") All Taxable Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future.

BlackRock Cash Funds: Institutional - Trust Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2005    2.96%
2006    4.76%
2007    5.01%
2008    2.51%

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

                                                                                        SINCE
                                                                                      INCEPTION
AS OF 12/31/09                                                                        (JUNE 10,
AVERAGE ANNUAL TOTAL RETURNS                               1 YEAR       5 YEARS         2004)
 BlackRock Cash Funds: Institutional - Trust Shares         %            %             %
 MFR All Taxable Average                                    %            %             %(1)

-------
(1)   The MFR All Taxable Average is calculated from May 31, 2004.

The Fund's 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund's current 7-day yield, call 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time or visit www.blackrock.com/cash.

BFA, the investment adviser of the Fund's Master Portfolio, and BTC, the administrator of the Fund, have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the Fund. When they do so, the Fund's operating expenses are reduced, so that the Fund's total return and yield are increased. These waivers and reimbursements may be discontinued at any time, except as described in "Fees and Expenses." In the absence of such waivers and/or reimbursements, the Fund's total return and yield would be lower.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment adviser is BFA.

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
To be eligible to purchase Trust Shares of the Fund, you must invest through an employer-sponsored or individual retirement savings plan; invest the proceeds rolled over from such retirement savings plan into an individual retirement account ("IRA"); maintain an account with State Street Bank and Trust Company ("State Street"), the Fund's custodian, transfer agent and dividend disbursing agent, or with one of the Fund's shareholder servicing agents (the "Shareholder Servicing Agents"); or initially invest a minimum of $100,000 directly through State Street.

You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any day the Fund is open (a "Business Day") (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day's net asset value ("NAV"). Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and SEI Investment Distribution Co., the Fund's distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Fund Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT BLACKROCK CASH FUNDS: PRIME

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The investment objective for the BlackRock Cash Funds: Prime (the "Fund") is to seek a high level of income consistent with liquidity and the preservation of capital.

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Trust Shares of the Fund.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                     ____%
 Distribution (12b-1) Fees                                                              None
 Other Expenses                                                                         ____%
  Administration Fees                                                                   ____%
  Independent Expenses(2)                                                               ____%
 Total Annual Class Operating Expenses(1)(2)(3)                                         ____%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                       (___)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ____%
  Reimbursements(1)(2)(4)

-------
(1) BFA, the investment adviser to the Prime Money Market Master Portfolio (the "Master Portfolio"), has contractually agreed to waive a portion of its management fee through December 1, 2011. After giving effect to such contractual waiver, the management fee will be ___%.

(2) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Fund and the Master Portfolio, counsel to the Independent Trustees of the Fund and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Fund and the Master Portfolio that is allocated to the Fund. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be ____%.

(3) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests.

(4) The Fund's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Trust Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Trust Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Trust Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR       3 YEARS       5 YEARS       10 YEARS
   $            $             $             $

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
--------------------------------------------------------------------------------
The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund is payable in U.S. dollars.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit in BTC or its subsidiaries or affiliates, BlackRock or its subsidiaries or affiliates, including any other bank or BFA. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Fund.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, if an issuer or guarantor of a security fails to pay interest or principal when due, or if the liquidity of such instruments decrease. If these changes in value were substantial, the Fund's value could deviate from $1.00 per share. In that event, you may lose money by investing in the Fund.

o CONCENTRATION RISK - The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry - I.E., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry.

o CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

o INCOME RISK - Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

o INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

     Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o U.S. GOVERNMENT OBLIGATIONS RISK - Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in the Trust Shares of the Funds by showing the changes in its performance from year to year. The bar chart shows the returns of the Trust Shares of the Fund for each full calendar year since the Fund's inception date. The average annual total return table compares the average annual total return of the Trust Shares of the Fund to that of the MFR All Taxable Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future.

BlackRock Cash Funds: Prime - Trust Shares

                YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2005    2.93%
2006    4.72%
2007    4.98%
2008    2.49%

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

                                                                                SINCE
                                                                              INCEPTION
AS OF 12/31/09                                                                (JUNE 10,
AVERAGE ANNUAL TOTAL RETURNS                       1 YEAR       5 YEARS         2004)
 BlackRock Cash Funds: Prime - Trust Shares         %            %             %
 MFR All Taxable Average                            %            %             %(1)

-------
(1)   The MFR All Taxable Average is calculated from May 31, 2004.

The Fund's 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund's current 7-day yield, call 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time or visit www.blackrock.com/cash.

BFA, the investment adviser of the Fund's Master Portfolio, and BTC, the administrator of the Fund, have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the Fund. When they do so, the Fund's operating expenses are reduced, so that the Fund's total return and yield are increased. These waivers and reimbursements may be discontinued at any time, except as described in "Fees and Expenses." In the absence of such waivers and/or reimbursements, the Fund's total return and yield would be lower.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment adviser is BFA.

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
To be eligible to purchase Trust Shares of the Fund, you must invest through an employer-sponsored or individual retirement savings plan; invest the proceeds rolled over from such retirement savings plan into an IRA; maintain an account with State Street, the Fund's custodian, transfer agent and dividend disbursing agent, or with one of the Fund's Shareholder Servicing Agents; or initially invest a minimum of $100,000 directly through State Street.

You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and SEI Investment Distribution Co., the Fund's distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Fund Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT BLACKROCK CASH FUNDS: GOVERNMENT

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The investment objective for the BlackRock Cash Funds: Government (the "Fund") is to seek a high level of current income consistent with the preservation of capital and liquidity.

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Trust Shares of the Fund.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                     ____%
 Distribution (12b-1) Fees                                                              None
 Other Expenses                                                                         ____%
  Administration Fees                                                                   ____%
  Independent Expenses(2)                                                               ____%
 Total Annual Class Operating Expenses(1)(2)(3)                                         ____%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                       (___)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ____%
  Reimbursements(1)(2)(4)

-------
(1) BFA, the investment adviser to the Government Money Market Master Portfolio (the "Master Portfolio"), has contractually agreed to waive a portion of its management fee through December 1, 2011. After giving effect to such contractual waiver, the management fee will be ___%.

(2) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Fund and the Master Portfolio, counsel to the Independent Trustees of the Fund and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Fund and the Master Portfolio that is allocated to the Fund. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be ____%.

(3) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests.

(4) The Fund's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Trust Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Trust Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Trust Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR       3 YEARS       5 YEARS       10 YEARS
   $            $             $             $

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
--------------------------------------------------------------------------------
The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in certain obligations of the U.S. government, its agencies and instrumentalities; repurchase agreements with regard to such obligations; and other money market funds that have substantially the same investment objective and strategies as the Fund. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit in BTC or its subsidiaries or affiliates, BlackRock or its subsidiaries or affiliates, including any other bank or BFA. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Fund.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, if an issuer or guarantor of a security fails to pay interest or principal when due, or if the liquidity of such instruments decrease. If these changes in value were substantial, the Fund's value could deviate from $1.00 per share. In that event, you may lose money by investing in the Fund.

o CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

o INCOME RISK - Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

o INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

     Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o U.S. GOVERNMENT OBLIGATIONS RISK - Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in the Trust Shares of the Funds by showing the changes in its performance from year to year. The bar chart shows the returns of the Trust Shares of the Fund for each full calendar year since the Fund's inception date. The average annual total return table compares the average annual total return of the Trust Shares of the Fund to that of the Money Fund Report ("MFR") All Government Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future.

BlackRock Cash Funds: Government - Trust Shares

                YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2005    2.94%
2006    4.69%
2007    4.80%
2008    1.69%

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

                                                                                     SINCE
                                                                                   INCEPTION
AS OF 12/31/09                                                                     (SEPTEMBER
AVERAGE ANNUAL TOTAL RETURNS                            1 YEAR       5 YEARS        1, 2004)
 BlackRock Cash Funds: Government - Trust Shares         %            %              %
 MFR All Government Average                              %            %              %(1)

-------
(1)   The MFR All Government Average is calculated from August 31, 2004.

The Fund's 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund's current 7-day yield, call 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time or visit www.blackrock.com/cash.

BFA, the investment adviser of the Fund's Master Portfolio, and BTC, the administrator of the Fund, have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the Fund. When they do so, the Fund's operating expenses are reduced, so that the Fund's total return and yield are increased. These waivers and reimbursements may be discontinued at any time, except as described in "Fees and Expenses." In the absence of such waivers and/or reimbursements, the Fund's total return and yield would be lower.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment adviser is BFA.

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
To be eligible to purchase Trust Shares of the Fund, you must invest through an employer-sponsored or individual retirement savings plan; invest the proceeds rolled over from such retirement savings plan into an IRA; maintain an account with State Street, the Fund's custodian, transfer agent and dividend disbursing agent, or with one of the Fund's Shareholder Servicing Agents; or initially invest a minimum of $100,000 directly through State Street.

You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and SEI Investment Distribution Co., the Fund's distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Fund Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT BLACKROCK CASH FUNDS: TREASURY

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The investment objective for the BlackRock Cash Funds: Treasury (the "Fund") is to seek a high level of current income consistent with the preservation of capital and liquidity.

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Trust Shares of the Fund.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                     ____%
 Distribution (12b-1) Fees                                                              None
 Other Expenses                                                                         ____%
  Administration Fees                                                                   ____%
  Independent Expenses(2)                                                               ____%
 Total Annual Class Operating Expenses(1)(2)(3)                                         ____%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                       (___)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ____%
  Reimbursements(1)(2)(4)

-------
(1) BFA, the investment adviser to the Treasury Money Market Master Portfolio (the "Master Portfolio"), has contractually agreed to waive a portion of its management fee through December 1, 2011. After giving effect to such contractual waiver, the management fee will be ___%.

(2) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Fund and the Master Portfolio, counsel to the Independent Trustees of the Fund and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Fund and the Master Portfolio that is allocated to the Fund. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be ____%.

(3) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests.

(4) The Fund's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Trust Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Trust Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Trust Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR       3 YEARS       5 YEARS       10 YEARS
   $            $             $             $

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
--------------------------------------------------------------------------------
The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, at least 80% of the Fund's assets will be in invested in U.S. Treasury obligations, in repurchase agreements with regard to U.S. Treasury obligations and in other money market funds that have substantially the same investment objective and strategies as the Fund.

It is further intended that under normal circumstances, 100% of the Fund's investments will be in U.S. Treasury obligations or repurchase agreements with regard to U.S. Treasury obligations and other money market funds that have substantially the same investment objective and strategies as the Fund. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. The principal and interest of all securities held by the Fund is payable in U.S. dollars.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit in BTC or its subsidiaries or affiliates, BlackRock or its subsidiaries or affiliates, including any other bank or BFA. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Fund.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, if an issuer or guarantor of a security fails to pay interest or principal when due, or if the liquidity of such instruments decrease. If these changes in value were substantial, the Fund's value could deviate from $1.00 per share. In that event, you may lose money by investing in the Fund.

o CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

o INCOME RISK - Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

o INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

     Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o U.S. GOVERNMENT OBLIGATIONS RISK - Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

     The BlackRock Cash Funds: Treasury minimizes these risks to the extent that it invests in U.S. Treasury obligations backed by the full faith and credit of the U.S. government or repurchase agreements with respect to U.S. Treasury obligations.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in the Trust Shares of the Funds by showing the changes in its performance from year to year. The bar chart shows the returns of the Trust Shares of the Fund for each full calendar year since the Fund's inception date. The average annual total return table compares the average annual total return of the Trust Shares of the Fund to that of the Money Fund Report ("MFR") Treasury and Repo Retail Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future.

BlackRock Cash Funds: Treasury - Trust Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2005   2.86%
2006   4.70%
2007   4.61%
2008   1.45%

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

                                                                                   SINCE
                                                                                 INCEPTION
AS OF 12/31/09                                                                   (SEPTEMBER
AVERAGE ANNUAL TOTAL RETURNS                          1 YEAR       5 YEARS        1, 2004)
 BlackRock Cash Funds: Treasury - Trust Shares         %            %              %
 MFR Treasury and Repo Retail Average                  %            %              %(1)

-------
(1)  The MFR Treasury and Repo Retail Average is calculated from August 31,
     2004.

The Fund's 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund's current 7-day yield, call 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time or visit www.blackrock.com/cash.

BFA, the investment adviser of the Fund's Master Portfolio, and BTC, the administrator of the Fund, have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the Fund. When they do so, the Fund's operating expenses are reduced, so that the Fund's total return and yield are increased. These waivers and reimbursements may be discontinued at any time, except as described in "Fees and Expenses." In the absence of such waivers and/or reimbursements, the Fund's total return and yield would be lower.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment adviser is BFA.

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
To be eligible to purchase Trust Shares of the Fund, you must invest through an employer-sponsored or individual retirement savings plan; invest the proceeds rolled over from such retirement savings plan into an IRA; maintain an account with State Street, the Fund's custodian, transfer agent and dividend disbursing agent, or with one of the Fund's Shareholder Servicing Agents; or initially invest a minimum of $100,000 directly through State Street.

You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and SEI Investment Distribution Co., the Fund's distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Details About the Funds
--------------------------------------------------------------------------------
DETAILS ABOUT THE FUNDS' INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Each of the BlackRock Cash Funds: Institutional, the BlackRock Cash Funds:
Prime, the BlackRock Cash Funds: Government and the BlackRock Cash Funds:
Treasury (each, a "Fund" and collectively, the "Funds") invests all of its assets in a separate mutual fund, called a Master Portfolio, that has an investment objective substantially identical to the Fund. All discussion of the investment objective, strategies and risks of a particular Fund refers also to the investment objective, strategies and risks of its Master Portfolio, unless otherwise indicated. A description of the relationship of the Funds to their respective Master Portfolios appears under the heading "Shareholder Information
- Master/Feeder Mutual Fund Structure" in this prospectus ("Prospectus").

BLACKROCK CASH FUNDS: INSTITUTIONAL AND BLACKROCK CASH FUNDS: PRIME

The BlackRock Cash Funds: Institutional and the BlackRock Cash Funds: Prime seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. Each Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the BlackRock Cash Funds: Prime expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, each Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

Each of the BlackRock Cash Funds: Institutional and the BlackRock Cash Funds:
Prime reserves the right to concentrate its investments (I.E., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Funds are payable in U.S. dollars.

BLACKROCK CASH FUNDS: GOVERNMENT

The BlackRock Cash Funds: Government seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in certain obligations of the U.S. government, its agencies and instrumentalities; repurchase agreements with regard to such obligations; and other money market funds that have substantially the same investment objective and strategies as the Fund. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

BLACKROCK CASH FUNDS: TREASURY

The BlackRock Cash Funds: Treasury seeks to achieve its investment objective by investing only in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less.

The Fund currently has an operating policy to invest 100% of its net assets in U.S. Treasury obligations or repurchase agreements with regard to U.S. Treasury obligations and other money market funds that have substantially the same investment objective and strategies as the Fund. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, and will, under normal circumstances, invest at least 80% of its assets in such securities. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

A FURTHER DISCUSSION OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
CONCENTRATION RISK - The BlackRock Cash Funds: Institutional and the BlackRock Cash Funds: Prime's strategy of concentrating in the U.S. banking industry means that their performance will be closely tied to the performance of a particular market segment. The Funds' concentration in these companies may present more risks than if they were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Funds than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of a Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

INCOME RISK - Each Funds' yield will vary as the short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a Fund.

MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

U.S. GOVERNMENT OBLIGATIONS RISK - Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks); and others are supported by the discretionary authority of the U.S. government to purchase an agency's obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

The BlackRock Cash Funds: Treasury minimizes these risks to the extent that it invests in U.S. Treasury obligations backed by the full faith and credit of the U.S. government or repurchase agreements with respect to U.S. Treasury obligations.

FOR A FURTHER DESCRIPTION OF THE FUNDS' POLICIES AND PROCEDURES WITH RESPECT TO DISCLOSURE OF THE FUNDS' MASTER PORTFOLIOS' PORTFOLIO HOLDINGS, AND A DISCUSSION OF THE FUNDS' INVESTMENTS AND RISKS, PLEASE REFER TO THE FUNDS' COMBINED STATEMENT OF ADDITIONAL INFORMATION ("SAI").

Management of the Funds
--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------
Each Fund is a feeder fund that invests all of its assets in a Master Portfolio that has an investment objective, strategies and policies substantially identical to the Fund. BFA, a registered investment adviser, serves as investment adviser to the Master Portfolio. BFA manages the investing of the Master Portfolios' assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the Master Portfolios' Board of Trustees. For its services to the Master Portfolios, BFA is entitled to receive an advisory fee at the annual rate of 0.10% (0.07% pursuant to the current contractual fee waiver) of the Master Portfolio's average daily net assets.

BFA is located at 400 Howard Street, San Francisco, CA 94105. BFA is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BlackRock. As of December 31, 2009, BTC and its affiliates, including BFA, had approximately $3.346 trillion in investment company and other portfolio assets under management. BFA, BTC, BlackRock Execution Services, BlackRock and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolios invest.

A discussion regarding the basis for the Master Portfolios' Board of Trustees' approval of the investment advisory agreements with BFA is available in the Funds' annual report for the period ended December 31, 2009.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------
BTC provides the following services, among others, as the Funds' administrator:

     o    Supervises the Funds' administrative operations;

     o Provides or causes to be provided management reporting and treasury administration services;

     o    Financial reporting;

     o    Legal, blue sky and tax services;

     o    Preparation of proxy statements and shareholder reports; and

     o Engaging and supervising the Shareholder Servicing Agents on behalf of the Funds.

BTC is entitled to receive fees for these services at the annual rate of 0.38% of the average daily net assets of the Trust Shares of each Fund. In addition to performing these services, BTC has agreed to bear all costs of operating the Funds, other than brokerage expenses, advisory fees, distribution fees, certain fees and expenses related to the Trust's Independent Trustees, that are not "interested persons" of the Funds or the Trust as defined in the Investment Company Act of 1940, as amended, and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses. No additional administration fees are charged at the Master Portfolio level.

The Funds have adopted a plan (the "Plan") that allows each Fund to pay shareholder servicing fees for certain services provided to its shareholders.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate brokers, dealers, financial institutions and industry professionals (such as BlackRock, The PNC Financial Services Group, Inc. ("PNC"), Merrill Lynch & Co, Inc. ("Merrill Lynch"), Bank of America Corporation ("BAC"), Barclays Capital Corp. and their respective affiliates) (each a "Financial Intermediary") for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a Fund's shares. Because the fees paid by the Funds under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition to, rather than in lieu of, shareholder servicing fees that a Fund may pay to a Financial Intermediary pursuant to a Plan and fees a Fund pays to State Street, BlackRock, on behalf of a Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, subtransfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

From time to time, BlackRock or its affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits. BlackRock and its affiliates may compensate affiliated and unaffiliated financial intermediaries for these other services to the Funds and shareholders. These payments would be in addition to the Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock and its affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Financial Intermediary for details about payments it may receive from a Fund or from BlackRock or its affiliates. For more information, see the SAI.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
WHO IS ELIGIBLE TO INVEST

To be eligible to purchase Trust Shares, you must:

o    Invest through an employer-sponsored or individual retirement savings plan;

o Invest the proceeds rolled over from such retirement savings plan into an individual retirement account ("IRA");

o Maintain an account with State Street, the Funds' custodian, transfer agent and dividend disbursing agent, or with one of the Funds' Shareholder Servicing Agents; or

o    Initially invest a minimum of $100,000 directly through State Street.

The minimum initial investment amount for the Trust Shares of each Fund is $100,000; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your Shareholder Servicing Agent or State Street for more information.

In order to invest, a completed account application form must be submitted to, and processed by, your Shareholder Servicing Agent or State Street and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for Trust Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Shareholder Servicing Agent directly for more information and details.

HOW TO BUY SHARES

o PLAN PARTICIPANT. Invest through payroll deductions or make a direct contribution by rolling over an amount from another 401(k) plan or from a rollover IRA (make arrangements through your employer). If you are investing through a Shareholder Servicing Agent, your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline than the Funds, as described below.

o TAX-DEFERRED INVESTOR. Invest through a Shareholder Servicing Agent as provided in your benefit plan documents. Your Shareholder Servicing Agent, plan sponsor or administrator is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline for purchase and redemption orders than the Funds, as described below.

o QUALIFIED BUYER. Invest through an account set up with your Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your purchase order to State Street and may impose an earlier deadline than the Funds, as described below.

o DIRECT BUYER. See the "Special Instructions for Direct Buyers" section of this Prospectus.

You may purchase Fund shares without paying a sales charge. Your purchase order must be received in proper form, as determined by the Fund's transfer agent or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) to purchase shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day. The Funds are generally open Monday through Friday and are closed on weekends and generally closed on all other days that the primary markets for the Master Portfolios' portfolio securities (I.E., the bond markets) are closed or the Fedwire Funds Service is closed. The holidays on which both the Fedwire and the bond markets are closed currently are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,

Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The BlackRock Cash Funds: Institutional and the BlackRock Cash Funds: Prime do not intend to (but reserve the right to) close early on a Business Day prior to a U.S. national holiday for the bond markets if the bond markets close early (typically 2:00 p.m. Eastern time) on such Business Day. The BlackRock Cash Funds: Government and the BlackRock Cash
Funds: Treasury generally will close early on a Business Day prior to a U.S. national holiday for the bond markets if the bond markets close early on such Business Day.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Purchases generally must be made in U.S. dollars and funds must be received via the Fedwire Funds Service by its close, or by such other means as the Funds may from time to time determine. You may be charged for any costs incurred in connection with a purchase order that has been placed but for which the Fund has not received full payment.

HOW TO SELL SHARES

o PLAN PARTICIPANT AND TAX-DEFERRED INVESTOR. Contact your plan sponsor, administrator or Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to State Street.

o QUALIFIED BUYER. Contact your Shareholder Servicing Agent. Your Shareholder Servicing Agent is responsible for properly transmitting your sale order to State Street.

o DIRECT BUYER. See the "Special Instructions for Direct Buyers" section of this Prospectus.

You may sell Fund shares without paying a sales charge. Your order to sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, by such closing time) to sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

The Funds generally remit the proceeds from a sale the same Business Day after receiving a properly executed order to sell. Each Fund can delay payment for one Business Day. In addition, the Fund reserves the right to delay delivery of your redemption proceeds and to suspend your right of redemption for more than one Business Day under extraordinary circumstances and subject to applicable law. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (ii) trading on the NYSE is restricted; (iii) an emergency exists as a result of which disposal or valuation of a Fund's investment is not reasonably practicable; or (iv) for such other periods as the Securities and Exchange Commission ("SEC") by order may permit. Each Fund reserves the right to automatically redeem your shares and close your account for any reason, subject to applicable law, and send you the proceeds, which would reflect the NAV on the day the Fund automatically redeems your shares. For example, a Fund may automatically redeem your shares to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund's shares, as provided from time to time in this Prospectus.

In addition, each Fund reserves the right to send your redemption proceeds in the form of securities from its Master Portfolio.

Upon redemption, the identity of the holder of the account to which the proceeds are being sent may need to be verified.

SPECIAL INSTRUCTIONS FOR DIRECT BUYERS

A direct buyer who has established an account with a Fund can add to or redeem from that account by phone or through the mail.

o To add or redeem shares by phone, call 1-888-204-3956 between 8:30 a.m. and 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time). State Street will employ procedures designed to confirm that your order is valid. These may include asking for identifying information and recording the phone call. Neither State Street nor the Funds may be held liable for acting on telephone instructions that State Street reasonably believes to be valid. For redemptions, State Street will wire proceeds directly to your designated bank account./1/

o To invest by mail, make your check payable to the Fund of your choice and mail it to State Street Bank and Trust Company, P.O. Box 642, Boston, MA 02117-0642. Please include the Fund's Share Class number and your account number on your check. You will find the numbers on your monthly statements.

For purchases, you should instruct your bank to wire funds as follows:

     State Street Bank and Trust Company
     ABA # 011000028
     Attn: Transfer Agent
     Account # DDA 00330860
     For Further Credit to: BlackRock Funds III
     Shareholder Account Name:
     Shareholder Account Number:
     Fund Share Class Numbers:

     1124 (BlackRock Cash Funds: Institutional - Trust Shares)
     1194 (BlackRock Cash Funds: Prime - Trust Shares)
     1094 (BlackRock Cash Funds: Government - Trust Shares)
     1104 (BlackRock Cash Funds: Treasury - Trust Shares)

o To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include your Fund's Share Class number and your account and taxpayer identification numbers. All account signatories must sign the order.

o To invest or redeem shares online, please contact State Street for information on how to access online trading features.

o A direct buyer can ask State Street to wire proceeds directly to its designated bank account./2/

o When a direct buyer purchases Fund shares and then quickly sells (E.G., sells before clearance of the purchase check), the Fund may delay the payment of proceeds up to ten days to ensure that purchase checks have cleared.

-------
(1) The following procedures are intended to help prevent fraud. If you wish to make a change to your list of authorized traders, you must provide a written request signed by an authorized signer on your account. If you wish to change your bank wire instructions or list of authorized signers, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.
(2) To help prevent fraud, if you direct the sale proceeds to someone other than your account's owner of record, to an address other than your account's address of record or to a bank not designated previously, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

CALCULATING THE FUNDS' SHARE PRICE

Each Fund's share price (also known as a Fund's NAV) is calculated by dividing the value of the net assets of the Fund (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

Each Fund's NAV is calculated at 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time). The NAV of each Fund is calculated based on the net asset value of the Master Portfolio in which the Fund invests. The Funds' SAI includes a description of the methods for valuing the Master Portfolios' investments.

The Funds seek to maintain a constant NAV of $1.00 per share, although they can offer no assurance that they will be able to do so.

FUND DISTRIBUTIONS

Each Fund declares distributions of its net investment income daily and distributes them monthly to shareholders. A Fund distributes its net realized capital gains, if any, to shareholders at least annually. Distributions payable to you by a Fund will be automatically reinvested in additional shares of that Fund unless you have elected to receive distribution payments in cash.

You begin earning distributions on your shares the day your purchase order takes effect. You continue earning daily distributions on your shares up to but not including the date you sell them.

Each Fund credits distributions earned on weekends and holidays to the preceding Business Day. If you sell shares before the monthly distribution payment date, each Fund remits any distributions declared but not yet paid on the next distribution payment date. If you sell all shares before the monthly distribution payment date, each Fund remits all distributions accrued with the sale proceeds.

FREQUENT TRADING IN FUND SHARES

Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on a fund and its shareholders. Depending on various factors, such as the size of the fund's investment portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of the fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a fund's investment portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's net asset value ("market timing").

The Funds invest only in interests of the Master Portfolios, and the Boards of Trustees of the Master Portfolios and the Funds have each considered the issues of frequent trading and market timing, including the fact that money market funds are a type of mutual fund that is designed to offer maximum liquidity. The Master Portfolios' Board of Trustees has adopted a policy of not monitoring for possible market timing or any other frequent trading activity because of the investment objective and strategy of the Master Portfolios. The Funds' Board of Trustees has not adopted a policy of monitoring for market timing or other frequent trading activity in the Funds in light of the nature of the Funds' investment in the Master Portfolios, the policies of the Master Portfolios and the historical nature of flows into and out of the Funds.

The Funds may from time to time implement various methods that the Funds believe are appropriate to deter market timing, frequent trading or other trading activity that may be detrimental to the Funds or long-term investors in the Funds. There is no assurance that any such methods will prevent such detrimental trading activity.

TAXES
--------------------------------------------------------------------------------
The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this Prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Funds and their U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the SAI for additional U.S. federal income tax information.

Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

Distributions from the Funds generally are taxable as follows:

DISTRIBUTION TYPE             TAX STATUS
----------------------------- --------------------------
Income....................... Ordinary income(1)
Short-term capital gain...... Ordinary income
Long-term capital gain....... Long-term capital gain(2)

-------
(1) Distributions from the Funds paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers. Since each Fund's income is derived from sources that do not pay "qualified dividend income," income distributions from the net investment income of each Fund generally will not qualify for taxation at the maximum 15% U.S. federal income tax rate available to individuals on qualified dividend income.

(2) Normally, the Funds do not expect to realize or distribute a significant amount of long-term capital gains (if any).

Provided the Funds are able to maintain a constant NAV of $1.00 per share, sales of the Funds' shares generally will not result in taxable gain or loss. After the end of each year, the Funds will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.

In certain circumstances, you may be subject to back-up withholding taxes on distributions to you from the Funds if you fail to provide the Funds with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the U.S. Internal Revenue Service that you are subject to back-up withholding.

TAX CONSIDERATIONS FOR TAX-EXEMPT OR FOREIGN INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA, WILL BE DIFFERENT. FOR EXAMPLE, SHAREHOLDERS THAT ARE EXEMPT FROM U.S. FEDERAL INCOME TAX, SUCH AS RETIREMENT PLANS THAT ARE QUALIFIED UNDER SECTION 401 OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, GENERALLY ARE NOT

SUBJECT TO U.S. FEDERAL INCOME TAX ON FUND DIVIDENDS OR DISTRIBUTIONS OR ON SALES OF FUND SHARES. BECAUSE EACH INVESTOR'S TAX CIRCUMSTANCES ARE UNIQUE AND BECAUSE TAX LAWS ARE SUBJECT TO CHANGE, YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT YOUR INVESTMENT.

MASTER/FEEDER MUTUAL FUND STRUCTURE
--------------------------------------------------------------------------------
The Funds do not have their own investment adviser. Instead, each Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has an investment objective, strategies and policies substantially identical to the Fund. BFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the Funds.

FEEDER FUND EXPENSES

Feeder funds, including the Funds, bear their respective Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

FEEDER FUND RIGHTS

Under the master/feeder structure, the Funds' Board of Trustees retains the right to withdraw a Fund's assets from its Master Portfolio if it believes doing so is in the best interests of the Fund's shareholders. If the Board of Trustees decides to withdraw a Fund's assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

SHARE CLASS

The Funds offer additional share classes with different expenses and expected returns than those described in this Prospectus, including share classes you may be eligible to purchase. Call 1-800-768-2836 (toll-free) for additional information.

CONFLICTS OF INTEREST
--------------------------------------------------------------------------------
BFA wants you to know that there are certain entities with which BFA has relationships that may give rise to conflicts of interest, or the appearance of conflicts of interest. These entities include the following: BFA's affiliates (including BlackRock and The PNC Financial Services Group, Inc., and each of their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the "Affiliates")) and BlackRock's significant shareholders, Merrill Lynch & Co. Inc. and its affiliates, including BAC (each a "BAC Entity"), and Barclays Bank PLC and its affiliates, including Barclays PLC (each a "Barclays Entity") (for convenience the Affiliates, BAC Entities and Barclays Entities are collectively referred to in this section as the "Entities" and each separately is referred to as an "Entity").

The activities of Entities in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. The Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. The Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more of the Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Entity performs or seeks to perform investment banking or other services.

One or more Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds, including in securities issued by other open-end and closed-end investment management companies, including investment companies that are affiliated with the Funds and BFA to the extent permitted under the Investment Company Act of 1940, as amended. The trading activities of these Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Entity having positions that are adverse to those of the Funds.

No Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Entity may compete with the Funds for appropriate investment opportunities. As a result of this and several other factors, the results of the Funds' investment activities may differ from those of an Entity and of other accounts managed by an Entity, and it is possible that the Funds could sustain losses during periods in which one or more Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

The Funds may, from time to time, enter into transactions in which an Entity or an Entity's other clients have an adverse interest. Furthermore, transactions undertaken by Entity-advised clients may adversely impact the Funds. Transactions by one or more Entity-advised clients or BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds.

An Entity may maintain securities indexes as part of their product offerings. Index based funds seek to track the performance of securities indexes and may use the name of the index in the fund name. Index providers, including Entities, may be paid licensing fees for use of their indexes or index names. Entities will not be obligated to license their indexes to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with the Entities will be as favorable as those terms offered to other index licensees.

The Funds' activities may be limited because of regulatory restrictions applicable to one or more Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Entity has or is trying to develop investment banking relationships or in which an Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Entity provides or may some day provide research coverage. An Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Entities in connection with the Funds' portfolio investment transactions.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest.

ANTI-MONEY LAUNDERING REQUIREMENTS

The Funds are subject to the USA PATRIOT Act (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow the Funds to verify their identity. The Funds also reserve the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds' policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Financial Highlights
--------------------------------------------------------------------------------
The financial highlights tables in this section are intended to help investors understand the financial performance of the Trust Shares of the Fund for the past five years. Certain information reflects financial results for a single Trust Share of the Fund. The total returns in the tables represent the rate of return that an investor would have earned (or lost) on an investment in Trust Shares of a given Fund, assuming reinvestment of all dividends and distributions. The information has been audited by __________, whose report, along with each Fund's financial statements, is included in each Fund's annual report. You may obtain copies of the annual report, at no cost, by calling 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time.

BLACKROCK CASH FUNDS: INSTITUTIONAL - TRUST SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[To Be Updated By Amendment]

BLACKROCK CASH FUNDS: PRIME - TRUST SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[To Be Updated By Amendment]

BLACKROCK CASH FUNDS: GOVERNMENT - TRUST SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[To Be Updated By Amendment]

BLACKROCK CASH FUNDS: TREASURY - TRUST SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[To Be Updated By Amendment]

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about BlackRock Funds III is available at no charge upon request. This information includes:

ANNUAL/SEMI-ANNUAL REPORTS
These reports contain additional information about each of the Fund's investments. The annual report describes the Fund's performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund's performance for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information, dated _____, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with each Fund's annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

QUESTIONS
If you have any questions about the Funds, please:

Call:       1-800-441-7762 (toll free)
            Monday through Friday
            8:30 a.m. to 6:30 p.m. (Eastern time)

WORLD WIDE WEB
General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/cash. Mutual fund prospectuses and literature can also be requested via this website.

WRITTEN CORRESPONDENCE

Write:       BlackRock Funds III
             c/o SEI Investments Distribution Co.
             One Freedom Valley Drive, Oaks, PA 19456

PORTFOLIO CHARACTERISTICS AND HOLDINGS
A description of each Fund's policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

SECURITIES AND EXCHANGE COMMISSION
You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address:publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM INFORMATION CONTAINED IN THIS PROSPECTUS.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE # 811-07332

[GRAPHIC APPEARS HERE]

PRO-____-___

EQUITIES  FIXED INCOME  REAL ESTATE
 LIQUIDITY  ALTERNATIVES BLACKROCK SOLUTIONS

[GRAPHIC APPEARS HERE]

BLACKROCK FUNDS III
     BLACKROCK CASH FUNDS

CAPITAL SHARES PROSPECTUS | ______________, 2010

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

FUND                                                  TICKER SYMBOL
-------------------------------------------------     --------------
BlackRock Cash Funds: Institutional - Capital                  BCIXX
Shares
BlackRock Cash Funds: Prime - Capital Shares                   BCPXX
BlackRock Cash Funds: Treasury - Capital Shares                BCYXX
BlackRock Cash Funds: Government - Capital                     BCGXX
Shares

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                               Table of Contents
--------------------------------------------------------------------------------

  KEY FACTS AND DETAILS ABOUT THE FUNDS, INCLUDING INVESTMENT OBJECTIVES,
FUND OVERVIEW
  PRINCIPAL STRATEGIES, RISK FACTORS, FEE AND EXPENSE INFORMATION, AND
  HISTORICAL PERFORMANCE INFORMATION
  BLACKROCK CASH FUNDS: INSTITUTIONAL....................................  1
  BLACKROCK CASH FUNDS: PRIME............................................  5
  BLACKROCK CASH FUNDS: GOVERNMENT.......................................  9
  BLACKROCK CASH FUNDS: TREASURY......................................... 12

                                                        DETAILS ABOUT THE FUNDS

  DETAILS ABOUT THE FUNDS' INVESTMENT STRATEGIES......................... 16
  A FURTHER DISCUSSION OF PRINCIPAL RISKS................................ 17

                                                        MANAGEMENT OF THE FUNDS

  INVESTMENT ADVISER..................................................... 18
  ADMINISTRATIVE SERVICES................................................ 18
  SHAREHOLDER INFORMATION................................................ 19
  MASTER/FEEDER MUTUAL FUND STRUCTURE.................................... 22
  CONFLICTS OF INTEREST.................................................. 23

                                                           FINANCIAL HIGHLIGHTS

  FINANCIAL PERFORMANCE OF THE FUNDS..................................... 25

     FOR MORE INFORMATION   ADDITIONAL INFORMATION................BACK COVER

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Fund Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT BLACKROCK CASH FUNDS: INSTITUTIONAL

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The investment objective for the BlackRock Cash Funds: Institutional (the "Fund") is to seek a high level of income consistent with liquidity and the preservation of capital.

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Capital Shares of the Fund.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                     ___%
 Distribution (12b-1) Fees                                                              None
 Other Expenses                                                                         ___%
  Administration Fees                                                                   ___%
  Independent Expenses(2)                                                               ___%
 Total Annual Class Operating Expenses(1)(2)(3)                                         ___%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                       (___%)
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ___%
  Reimbursements(1)(2)(4)

-------
(1) BlackRock Fund Advisors ("BFA"), the investment adviser to the Money Market Master Portfolio (the "Master Portfolio"), has contractually agreed to waive a portion of its management fee through December 1, 2011. After giving effect to such contractual waiver, the management fee will be ___%.

(2) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Fund and the Master Portfolio, counsel to the Independent Trustees of the Fund and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Fund and the Master Portfolio that is allocated to the Fund. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly Barclays Global Investors, N.A.) and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be ____%.

(3) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests.

(4) The Fund's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Capital Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Capital Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Capital Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR       3 YEARS       5 YEARS       10 YEARS
   $            $             $             $

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
--------------------------------------------------------------------------------
The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. Under normal circumstances, the

Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund is payable in U.S. dollars.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit in BTC or its subsidiaries or affiliates, BlackRock, Inc. ("BlackRock") or its subsidiaries or affiliates, including any other bank or BFA. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Fund.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, if an issuer or guarantor of a security fails to pay interest or principal when due, or if the liquidity of such instruments decrease. If these changes in value were substantial, the Fund's value could deviate from $1.00 per share. In that event, you may lose money by investing in the Fund.

o CONCENTRATION RISK - The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry - I.E., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry.

o CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

o INCOME RISK - Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

o INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

     Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o U.S. GOVERNMENT OBLIGATIONS RISK - Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in the Capital Shares of the Fund by showing the changes in its performance from year to year. The bar chart shows the returns of the Capital Shares of the Fund for each full calendar year since the Fund's inception date. The average annual total return table compares the average annual total return of the Capital Shares of the Fund to that of the Money Fund Report ("MFR")
First Tier Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future.

BlackRock Cash Funds: Institutional - Capital Shares

                 YEAR-BY-YEAR RETURNS (YEAR ENDED DECEMBER 31)
                                  [BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

2009

                                                                            SINCE
                                                                          INCEPTION
AS OF 12/31/09                                                            (FEBRUARY
AVERAGE ANNUAL TOTAL RETURNS                                 1 YEAR       28, 2008)
 BlackRock Cash Funds: Institutional - Capital Shares          %             %
 MFR First Tier Institutional Average                          %             %(1)

-------
(1)  The MFR First Tier Institutional Average is calculated from February 1,
     2008.

The Fund's 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund's current 7-day yield, call 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time or visit www.blackrock.com/cash.

BFA, the investment adviser of the Fund's Master Portfolio, and BTC, the administrator of the Fund, have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the Fund. When they do so, the Fund's operating expenses are reduced, so that the Fund's total return and yield are increased. These waivers and reimbursements may be discontinued at any time, except as described in "Fees and Expenses." In the absence of such waivers and/or reimbursements, the Fund's total return and yield would be lower.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment adviser is BFA.

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
The minimum initial investment amount for the Capital Shares of the Fund is $25 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your shareholder servicing agent (the "Shareholder Servicing Agent") or State Street Bank and Trust Company ("State Street"), the Funds' custodian, transfer agent and dividend disbursing agent, for more information.

You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any day the Fund is open (a "Business Day") (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day's net asset value ("NAV"). Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and SEI Investment Distribution Co., the Fund's distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Fund Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT BLACKROCK CASH FUNDS: PRIME

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The investment objective for the BlackRock Cash Funds: Prime (the "Fund") is to seek a high level of income consistent with liquidity and the preservation of capital.

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Capital Shares of the Fund.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                     ___%
 Distribution (12b-1) Fees                                                              None
 Other Expenses                                                                         ___%
  Administration Fees                                                                   ___%
  Independent Expenses(2)                                                               ___%
 Total Annual Class Operating Expenses(1)(2)(3)                                         ___%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                       (___%)
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ___%
  Reimbursements(1)(2)(4)

-------
(1) BFA, the investment adviser to the Prime Money Market Master Portfolio (the "Master Portfolio"), has contractually agreed to waive a portion of its management fee through December 1, 2011. After giving effect to such contractual waiver, the management fee will be ___%.

(2) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Fund and the Master Portfolio, counsel to the Independent Trustees of the Fund and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Fund and the Master Portfolio that is allocated to the Fund. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be ____%.

(3) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests.

(4) The Fund's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Capital Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Capital Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Capital Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR       3 YEARS       5 YEARS       10 YEARS
   $            $             $             $

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
--------------------------------------------------------------------------------
The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund is payable in U.S. dollars.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit in BTC or its subsidiaries or affiliates, BlackRock or its subsidiaries or affiliates, including any other bank or BFA. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Fund.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, if an issuer or guarantor of a security fails to pay interest or principal when due, or if the liquidity of such instruments decrease. If these changes in value were substantial, the Fund's value could deviate from $1.00 per share. In that event, you may lose money by investing in the Fund.

o CONCENTRATION RISK - The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry - I.E., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry.

o CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

o INCOME RISK - Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

o INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

     Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o U.S. GOVERNMENT OBLIGATIONS RISK - Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in the Capital Shares of the Fund by showing the changes in its performance from year to year. The bar chart shows the returns of the Capital Shares of the Fund for each full calendar year since the Fund's inception date. The average annual total return table compares the average annual total return of the Capital Shares of the Fund to that of the MFR First Tier Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future.

BlackRock Cash Funds: Prime - Capital Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

                                  [BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

2009

                                                                    SINCE
                                                                  INCEPTION
AS OF 12/31/09                                                    (FEBRUARY
AVERAGE ANNUAL TOTAL RETURNS                         1 YEAR       28, 2008)
 BlackRock Cash Funds: Prime - Capital Shares          %             %
 MFR First Tier Institutional Average                  %             %(1)

-------
(1)  The MFR First Tier Institutional Average is calculated from February 1,
     2008.

The Fund's 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund's current 7-day yield, call 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time or visit www.blackrock.com/cash.

BFA, the investment adviser of the Fund's Master Portfolio, and BTC, the administrator of the Fund, have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the Fund. When they do so, the Fund's operating expenses are reduced, so that the Fund's total return and yield are increased. These waivers and reimbursements may be discontinued at any time, except as described in "Fees and Expenses." In the absence of such waivers and/or reimbursements, the Fund's total return and yield would be lower.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment adviser is BFA.

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
The minimum initial investment amount for the Capital Shares of the Fund is $25 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your Shareholder Servicing Agent or State Street, the Funds' custodian, transfer agent and dividend disbursing agent, for more information.

You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and SEI Investment Distribution Co., the Fund's distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Fund Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT BLACKROCK CASH FUNDS: GOVERNMENT

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The investment objective for the BlackRock Cash Funds: Government (the "Fund") is to seek a high level of current income consistent with the preservation of capital and liquidity.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                     ___%
 Distribution (12b-1) Fees                                                              None
 Other Expenses                                                                         ___%
  Administration Fees                                                                   ___%
  Independent Expenses(2)                                                               ___%
 Total Annual Class Operating Expenses(1)(2)(3)                                         ___%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                       (___%)
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ___%
  Reimbursements(1)(2)(4)

-------
(1) BFA, the investment adviser to the Government Money Market Master Portfolio (the "Master Portfolio"), has contractually agreed to waive a portion of its management fee through December 1, 2011. After giving effect to such contractual waiver, the management fee will be ___%.

(2) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Fund and the Master Portfolio, counsel to the Independent Trustees of the Fund and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Fund and the Master Portfolio that is allocated to the Fund. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be ____%.

(3) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests.

(4) The Fund's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Capital Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Capital Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Capital Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR       3 YEARS       5 YEARS       10 YEARS
   $            $             $             $

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
--------------------------------------------------------------------------------
The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in certain obligations of the U.S. government, its agencies and instrumentalities; repurchase agreements with regard to such obligations; and other money market funds that have substantially the same investment objective and strategies as the Fund. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit in BTC or its subsidiaries or affiliates, BlackRock or its subsidiaries or affiliates, including any other bank or BFA. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Fund.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, if an issuer or guarantor of a security fails to pay interest or principal when due, or if the liquidity of such instruments decrease. If these changes in value were substantial, the Fund's value could deviate from $1.00 per share. In that event, you may lose money by investing in the Fund.

o CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

o INCOME RISK - Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

o INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

     Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o U.S. GOVERNMENT OBLIGATIONS RISK - Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in the Capital Shares of the Fund by showing the changes in its performance from year to year. The bar chart shows the returns of the Capital Shares of the Fund for each full calendar year since the Fund's inception date. The average annual total return table compares the average annual total return of the Capital Shares of the Fund to that of the MFR Government Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future.

BlackRock Cash Funds: Government - Capital Shares

                 YEAR-BY-YEAR RETURNS (YEAR ENDED DECEMBER 31)

                                  [BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

2009

                                                                         SINCE
                                                                       INCEPTION
AS OF 12/31/09                                                         (FEBRUARY
AVERAGE ANNUAL TOTAL RETURNS                              1 YEAR       28, 2008)
 BlackRock Cash Funds: Government - Capital Shares          %             %
 MFR Government Institutional Average                       %             %(1)

-------
(1)  The MFR Government Institutional Average is calculated from February 1,
     2008.

The Fund's 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund's current 7-day yield, call 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time or visit www.blackrock.com/cash.

BFA, the investment adviser of the Fund's Master Portfolio, and BTC, the administrator of the Fund, have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the Fund. When they do so, the Fund's operating expenses are reduced, so that the Fund's total return and yield are increased. These waivers and reimbursements may be discontinued at any time, except as described in "Fees and Expenses." In the absence of such waivers and/or reimbursements, the Fund's total return and yield would be lower.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment adviser is BFA.

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
The minimum initial investment amount for the Capital Shares of the Fund is $25 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your Shareholder Servicing Agent or State Street, the Funds' custodian, transfer agent and dividend disbursing agent, for more information.

You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and SEI Investment Distribution Co., the Fund's distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Fund Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT BLACKROCK CASH FUNDS: TREASURY

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The investment objective for the BlackRock Cash Funds: Treasury (the "Fund") is to seek a high level of current income consistent with the preservation of capital and liquidity.

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Capital Shares of the Fund.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                     ___%
 Distribution (12b-1) Fees                                                              None
 Other Expenses                                                                         ___%
  Administration Fees                                                                   ___%
  Independent Expenses(2)                                                               ___%
 Total Annual Class Operating Expenses(1)(2)(3)                                         ___%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                       (___%)
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ___%
  Reimbursements(1)(2)(4)

-------
(1) BFA, the investment adviser to the Treasury Money Market Master Portfolio (the "Master Portfolio"), has contractually agreed to waive a portion of its management fee through December 1, 2011. After giving effect to such contractual waiver, the management fee will be ___%.

(2) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Fund and the Master Portfolio, counsel to the Independent Trustees of the Fund and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Fund and the Master Portfolio that is allocated to the Fund. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be ____%.

(3) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests.

(4) The Fund's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Capital Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Capital Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Capital Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR       3 YEARS       5 YEARS       10 YEARS
   $            $             $             $

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
--------------------------------------------------------------------------------
The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, at least 80% of the Fund's assets will be in invested in U.S. Treasury obligations, in repurchase agreements with regard to U.S. Treasury obligations and in other money market funds that have substantially the same investment objective and strategies as the Fund.

It is further intended that under normal circumstances, 100% of the Fund's investments will be in U.S. Treasury obligations or repurchase agreements with regard to U.S. Treasury obligations and other money market funds that have substantially the same investment objective and strategies as the Fund. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. The principal and interest of all securities held by the Fund is payable in U.S. dollars.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit in BTC or its subsidiaries or affiliates, BlackRock or its subsidiaries or affiliates, including any other bank or BFA. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Fund.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, if an issuer or guarantor of a security fails to pay interest or principal when due, or if the liquidity of such instruments decrease. If these changes in value were substantial, the Fund's value could deviate from $1.00 per share. In that event, you may lose money by investing in the Fund.

o CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

o INCOME RISK - Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

o INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

     Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o U.S. GOVERNMENT OBLIGATIONS RISK - Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

     The BlackRock Cash Funds: Treasury minimizes these risks to the extent that it invests in U.S. Treasury obligations backed by the full faith and credit of the U.S. government or repurchase agreements with respect to U.S. Treasury obligations.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in the Capital Shares of the Fund by showing the changes in its performance from year to year. The bar chart shows the returns of the Capital Shares of the Fund for each full calendar year since the Fund's inception date. The average annual total return table compares the average annual total return of the Capital Shares of the Fund to that of the MFR Treasury and Repo Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future.

BlackRock Cash Funds: Treasury - Capital Shares

                 YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

                                  [BAR CHART]

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

2009

                                                                       SINCE
                                                                     INCEPTION
AS OF 12/31/09                                                       (JANUARY
AVERAGE ANNUAL TOTAL RETURNS                            1 YEAR       28, 2008)
 BlackRock Cash Funds: Treasury - Capital Shares          %             %
 MFR Treasury and Repo Institutional Average              %             %(1)

-------
(1) The MFR Treasury and Repo Institutional Average is calculated from February 1, 2008.

The Fund's 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund's current 7-day yield, call 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time or visit www.blackrock.com/cash.

BFA, the investment adviser of the Fund's Master Portfolio, and BTC, the administrator of the Fund, have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the Fund. When they do so, the Fund's operating expenses are reduced, so that the Fund's total return and yield are increased. These waivers and reimbursements may be discontinued at any time, except as described in "Fees and Expenses." In the absence of such waivers and/or reimbursements, the Fund's total return and yield would be lower.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment adviser is BFA.

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
The minimum initial investment amount for the Capital Shares of the Fund is $25 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your Shareholder Servicing Agent or State Street, the Funds' custodian, transfer agent and dividend disbursing agent, for more information.

You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and SEI Investment Distribution Co., the Fund's distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Details About the Funds
--------------------------------------------------------------------------------
DETAILS ABOUT THE FUNDS' INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Each of the BlackRock Cash Funds: Institutional, the BlackRock Cash Funds:
Prime, the BlackRock Cash Funds: Government and the BlackRock Cash Funds:
Treasury (each, a "Fund" and collectively, the "Funds") invests all of its assets in a separate mutual fund, called a Master Portfolio, that has an investment objective substantially identical to the Fund. All discussion of the investment objective, strategies and risks of a particular Fund refers also to the investment objective, strategies and risks of its Master Portfolio, unless otherwise indicated. A description of the relationship of the Funds to their respective Master Portfolios appears under the heading "Shareholder Information
- Master/Feeder Mutual Fund Structure" in this prospectus ("Prospectus").

BLACKROCK CASH FUNDS: INSTITUTIONAL AND BLACKROCK CASH FUNDS: PRIME

The BlackRock Cash Funds: Institutional and the BlackRock Cash Funds: Prime seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. Each Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the BlackRock Cash Funds: Prime expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, each Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

Each of the BlackRock Cash Funds: Institutional and the BlackRock Cash Funds:
Prime reserves the right to concentrate its investments (I.E., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Funds are payable in U.S. dollars.

BLACKROCK CASH FUNDS: GOVERNMENT

The BlackRock Cash Funds: Government seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in certain obligations of the U.S. government, its agencies and instrumentalities; repurchase agreements with regard to such obligations; and other money market funds that have substantially the same investment objective and strategies as the Fund. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

BLACKROCK CASH FUNDS: TREASURY

The BlackRock Cash Funds: Treasury seeks to achieve its investment objective by investing only in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less.

The Fund currently has an operating policy to invest 100% of its net assets in U.S. Treasury obligations or repurchase agreements with regard to U.S. Treasury obligations and other money market funds that have substantially the same investment objective and strategies as the Fund. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, and will, under normal circumstances, invest at least 80% of its assets in such securities. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

A FURTHER DISCUSSION OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
CONCENTRATION RISK - The BlackRock Cash Funds: Institutional and the BlackRock Cash Funds: Prime's strategy of concentrating in the U.S. banking industry means that their performance will be closely tied to the performance of a particular market segment. The Funds' concentration in these companies may present more risks than if they were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Funds than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of a Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

INCOME RISK - Each Funds' yield will vary as the short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a Fund.

MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

U.S. GOVERNMENT OBLIGATIONS RISK - Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks); and others are supported by the discretionary authority of the U.S. government to purchase an agency's obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

The BlackRock Cash Funds: Treasury minimizes these risks to the extent that it invests in U.S. Treasury obligations backed by the full faith and credit of the U.S. government or repurchase agreements with respect to U.S. Treasury obligations.

FOR A FURTHER DESCRIPTION OF THE FUNDS' POLICIES AND PROCEDURES WITH RESPECT TO DISCLOSURE OF THE FUNDS' MASTER PORTFOLIOS' PORTFOLIO HOLDINGS, AND A DISCUSSION OF THE FUNDS' INVESTMENTS AND RISKS, PLEASE REFER TO THE FUNDS' COMBINED STATEMENT OF ADDITIONAL INFORMATION ("SAI").

Management of the Funds
--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------
Each Fund is a feeder fund that invests all of its assets in a Master Portfolio that has an investment objective, strategies and policies substantially identical to the Fund. BFA, a registered investment adviser, serves as investment adviser to the Master Portfolio. BFA manages the investing of the Master Portfolios' assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the Master Portfolios' Board of Trustees. For its services to the Master Portfolios, BFA is entitled to receive an advisory fee at the annual rate of 0.10% (0.07% pursuant to the current contractual fee waiver) of the Master Portfolio's average daily net assets.

BFA is located at 400 Howard Street, San Francisco, CA 94105. BFA is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BlackRock. As of December 31, 2009, BTC and its affiliates, including BFA, had approximately $3.346 trillion in investment company and other portfolio assets under management. BFA, BTC, BlackRock Execution Services, BlackRock and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolios invest.

A discussion regarding the basis for the Master Portfolios' Board of Trustees' approval of the investment advisory agreements with BFA is available in the Funds' annual report for the period ended December 31, 2009.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------
BTC provides the following services, among others, as the Funds' administrator:

     o    Supervises the Funds' administrative operations;

     o Provides or causes to be provided management reporting and treasury administration services;

     o    Financial reporting;

     o    Legal, blue sky and tax services;

     o    Preparation of proxy statements and shareholder reports; and

     o Engaging and supervising the Shareholder Servicing Agents on behalf of the Funds.

BTC is entitled to receive fees for these services at the annual rate of 0.07% of the average daily net assets of the Capital Shares of each Fund. In addition to performing these services, BTC has agreed to bear all costs of operating the Funds, other than brokerage expenses, advisory fees, distribution fees, certain fees and expenses related to the Trust's Independent Trustees, that are not "interested persons" of the Funds or the Trust as defined in the Investment Company Act of 1940, as amended, and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses. No additional administration fees are charged at the Master Portfolio level.

The Funds have adopted a plan (the "Plan") that allows each Fund to pay shareholder servicing fees for certain services provided to its shareholders.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate brokers, dealers, financial institutions and industry professionals (such as BlackRock, The PNC Financial Services Group, Inc. ("PNC"), Merrill Lynch & Co, Inc. ("Merrill Lynch"), Bank of America Corporation ("BAC"), Barclays Capital Corp. and their respective affiliates) (each a "Financial Intermediary") for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of a Fund's shares. Because the fees paid by the Funds under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition to, rather than in lieu of, shareholder servicing fees that a Fund may pay to a Financial Intermediary pursuant to a Plan and fees a Fund pays to State Street, BlackRock, on behalf of a Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, subtransfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

From time to time, BlackRock or its affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits. BlackRock and its affiliates may compensate affiliated and unaffiliated financial intermediaries for these other services to the Funds and shareholders. These payments would be in addition to the Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock and its affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your Financial Intermediary for details about payments it may receive from a Fund or from BlackRock or its affiliates. For more information, see the SAI.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
WHO IS ELIGIBLE TO INVEST

The minimum initial investment amount for the Capital Shares of each Fund is $25 million; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your Shareholder Servicing Agent or State Street for more information.

In order to invest, a completed account application form must be submitted to, and processed by, your Shareholder Servicing Agent or State Street and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

Your Shareholder Servicing Agent may charge you a fee and may offer additional account services. Additionally, your Shareholder Servicing Agent may have procedures for placing orders for Capital Shares that differ from those of the Funds, such as different investment minimums or earlier trading deadlines. Please contact your Shareholder Servicing Agent directly for more information and details.

HOW TO BUY SHARES

You may purchase Fund shares without paying a sales charge. Your purchase order must be received in proper form, as determined by the Fund's transfer agent or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) to purchase shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day. The Funds are generally open Monday through Friday and are closed on weekends and generally closed on all other days that the primary markets for the Master Portfolios' portfolio securities (I.E., the bond markets) are closed or the Fedwire Funds Service is closed. The holidays on which both the Fedwire and the bond markets are closed currently are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The BlackRock Cash Funds: Institutional and the BlackRock Cash Funds: Prime do not intend to (but reserve the right to) close early on a Business Day prior to a U.S. national holiday for the bond markets if the bond markets close early (typically 2:00 p.m. Eastern time) on such Business Day. The BlackRock Cash Funds: Government and the BlackRock Cash Funds: Treasury generally will close early on a Business Day prior to a U.S. national holiday for the bond markets if the bond markets close early on such Business Day.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Purchases generally must be made in U.S. dollars and funds must be received via the Fedwire Funds Service by its close, or by such other means as the Funds may from time to time determine. You may be charged for any costs incurred in connection with a purchase order that has been placed but for which the Fund has not received full payment.

HOW TO SELL SHARES

You may sell Fund shares without paying a sales charge. Your order to sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, by such closing time) to sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

The Funds generally remit the proceeds from a sale the same Business Day after receiving a properly executed order to sell. Each Fund can delay payment for one Business Day. In addition, the Fund reserves the right to delay delivery of your redemption proceeds and to suspend your right of redemption for more than one Business Day under extraordinary circumstances and subject to applicable law. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (ii) trading on the NYSE is restricted; (iii) an emergency exists as a result of which disposal or valuation of a Fund's investment is not reasonably practicable; or (iv) for such other periods as the Securities and Exchange Commission ("SEC") by order may permit. Each Fund reserves the right to automatically redeem your shares and close your account for any reason, subject to applicable law, and send you the proceeds, which would reflect the NAV on the day the Fund automatically redeems your shares. For example, a Fund may automatically redeem your shares to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund's shares, as provided from time to time in this Prospectus.

In addition, each Fund reserves the right to send your redemption proceeds in the form of securities from its Master Portfolio.

Upon redemption, the identity of the holder of the account to which the proceeds are being sent may need to be verified.

SPECIAL INSTRUCTIONS FOR DIRECT BUYERS

A direct buyer who has established an account with a Fund can add to or redeem from that account by phone or through the mail.

o To add or redeem shares by phone, call 1-888-204-3956 between 8:30 a.m. and 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time). State Street will employ procedures designed to confirm that your order is valid. These may include asking for identifying information and recording the phone call. Neither State Street nor the Funds may be held liable for acting on telephone instructions that State Street reasonably believes to be valid. For redemptions, State Street will wire proceeds directly to your designated bank account./1/

o To invest by mail, make your check payable to the Fund of your choice and mail it to State Street Bank and Trust Company, P.O. Box 642, Boston, MA 02117-0642. Please include the Fund's Share Class number and your account number on your check. You will find the numbers on your monthly statements.

For purchases, you should instruct your bank to wire funds as follows:

     State Street Bank and Trust Company
     ABA # 011000028
     Attn: Transfer Agent
     Account # DDA 00330860
     For Further Credit to: BlackRock Funds III
     Shareholder Account Name:
     Shareholder Account Number:
     Fund Share Class Numbers:

     1121 (BlackRock Cash Funds: Institutional - Capital Shares)
     1991 (BlackRock Cash Funds: Prime - Capital Shares)
     1091 (BlackRock Cash Funds: Government - Capital Shares)
     1101 (BlackRock Cash Funds: Treasury - Capital Shares)

o To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include your Fund's Share Class number and your account and taxpayer identification numbers. All account signatories must sign the order.

o To invest or redeem shares online, please contact State Street for information on how to access online trading features.

o A direct buyer can ask State Street to wire proceeds directly to its designated bank account./2/

o When a direct buyer purchases Fund shares and then quickly sells (E.G., sells before clearance of the purchase check), the Fund may delay the payment of proceeds up to ten days to ensure that purchase checks have cleared.

-------
(1) The following procedures are intended to help prevent fraud. If you wish to make a change to your list of authorized traders, you must provide a written request signed by an authorized signer on your account. If you wish to change your bank wire instructions or list of authorized signers, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

(2) To help prevent fraud, if you direct the sale proceeds to someone other than your account's owner of record, to an address other than your account's address of record or to a bank not designated previously, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

CALCULATING THE FUNDS' SHARE PRICE

Each Fund's share price (also known as a Fund's NAV) is calculated by dividing the value of the net assets of the Fund (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

Each Fund's NAV is calculated at 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time). The NAV of each Fund is calculated based on the net asset value of the Master Portfolio in which the Fund invests. The Funds' SAI includes a description of the methods for valuing the Master Portfolios' investments.

The Funds seek to maintain a constant NAV of $1.00 per share, although they can offer no assurance that they will be able to do so.

FUND DISTRIBUTIONS

Each Fund declares distributions of its net investment income daily and distributes them monthly to shareholders. A Fund distributes its net realized capital gains, if any, to shareholders at least annually. Distributions payable to you by a Fund will be automatically reinvested in additional shares of that Fund unless you have elected to receive distribution payments in cash.

You begin earning distributions on your shares the day your purchase order takes effect. You continue earning daily distributions on your shares up to but not including the date you sell them.

Each Fund credits distributions earned on weekends and holidays to the preceding Business Day. If you sell shares before the monthly distribution payment date, each Fund remits any distributions declared but not yet paid on the next distribution payment date. If you sell all shares before the monthly distribution payment date, each Fund remits all distributions accrued with the sale proceeds.

FREQUENT TRADING IN FUND SHARES

Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on a fund and its shareholders. Depending on various factors, such as the size of the fund's investment portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of the fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a fund's investment portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's net asset value ("market timing").

The Funds invest only in interests of the Master Portfolios, and the Boards of Trustees of the Master Portfolios and the Funds have each considered the issues of frequent trading and market timing, including the fact that money market funds are a type of mutual fund that is designed to offer maximum liquidity. The Master Portfolios' Board of Trustees has adopted a policy of not monitoring for possible market timing or any other frequent trading activity because of the investment objective and strategy of the Master Portfolios. The Funds' Board of Trustees has not adopted a policy of monitoring for market timing or other frequent trading activity in the Funds in light of the nature of the Funds' investment in the Master Portfolios, the policies of the Master Portfolios and the historical nature of flows into and out of the Funds.

The Funds may from time to time implement various methods that the Funds believe are appropriate to deter market timing, frequent trading or other trading activity that may be detrimental to the Funds or long-term investors in the Funds. There is no assurance that any such methods will prevent such detrimental trading activity.

TAXES
--------------------------------------------------------------------------------
The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this Prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Funds and their U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the SAI for additional U.S. federal income tax information.

Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

Distributions from the Funds generally are taxable as follows:

DISTRIBUTION TYPE             TAX STATUS
----------------------------- --------------------------
Income....................... Ordinary income(1)
Short-term capital gain...... Ordinary income
Long-term capital gain....... Long-term capital gain(2)

-------
(1) Distributions from the Funds paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers. Since each Fund's income is derived from sources that do not pay "qualified dividend income," income distributions from the net investment income of each Fund generally will not qualify for taxation at the maximum 15% U.S. federal income tax rate available to individuals on qualified dividend income.

(2) Normally, the Funds do not expect to realize or distribute a significant amount of long-term capital gains (if any).

Provided the Funds are able to maintain a constant NAV of $1.00 per share, sales of the Funds' shares generally will not result in taxable gain or loss. After the end of each year, the Funds will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.

In certain circumstances, you may be subject to back-up withholding taxes on distributions to you from the Funds if you fail to provide the Funds with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the U.S. Internal Revenue Service that you are subject to back-up withholding.

TAX CONSIDERATIONS FOR TAX-EXEMPT OR FOREIGN INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS A 401(K) PLAN OR INDIVIDUAL RETIREMENT ACCOUNT, WILL BE DIFFERENT. FOR EXAMPLE, SHAREHOLDERS THAT ARE EXEMPT FROM U.S. FEDERAL INCOME TAX, SUCH AS RETIREMENT PLANS THAT ARE QUALIFIED UNDER SECTION 401 OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, GENERALLY ARE NOT SUBJECT TO U.S. FEDERAL INCOME TAX ON FUND DIVIDENDS OR DISTRIBUTIONS OR ON SALES OF FUND SHARES. BECAUSE EACH INVESTOR'S TAX CIRCUMSTANCES ARE UNIQUE AND BECAUSE TAX LAWS ARE SUBJECT TO CHANGE, YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT YOUR INVESTMENT.

MASTER/FEEDER MUTUAL FUND STRUCTURE
--------------------------------------------------------------------------------
The Funds do not have their own investment adviser. Instead, each Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has an investment objective, strategies and policies substantially identical to the Fund. BFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the Funds.

FEEDER FUND EXPENSES

Feeder funds, including the Funds, bear their respective Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

FEEDER FUND RIGHTS

Under the master/feeder structure, the Funds' Board of Trustees retains the right to withdraw a Fund's assets from its Master Portfolio if it believes doing so is in the best interests of the Fund's shareholders. If the Board of Trustees decides to withdraw a Fund's assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

SHARE CLASS

The Funds offer additional share classes with different expenses and expected returns than those described in this Prospectus, including share classes you may be eligible to purchase. Call 1-800-768-2836 (toll-free) for additional information.

CONFLICTS OF INTEREST
--------------------------------------------------------------------------------
BFA wants you to know that there are certain entities with which BFA has relationships that may give rise to conflicts of interest, or the appearance of conflicts of interest. These entities include the following: BFA's affiliates (including BlackRock and The PNC Financial Services Group, Inc., and each of their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the "Affiliates")) and BlackRock's significant shareholders, Merrill Lynch & Co. Inc. and its affiliates, including BAC (each a "BAC Entity"), and Barclays Bank PLC and its affiliates, including Barclays PLC (each a "Barclays Entity") (for convenience the Affiliates, BAC Entities and Barclays Entities are collectively referred to in this section as the "Entities" and each separately is referred to as an "Entity").

The activities of Entities in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. The Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. The Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more of the Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Entity performs or seeks to perform investment banking or other services.

One or more Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds, including in securities issued by other open-end and closed-end investment management companies, including investment companies that are affiliated with the Funds and BFA to the extent permitted under the Investment Company Act of 1940, as amended. The trading activities of these Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Entity having positions that are adverse to those of the Funds.

No Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Entity may compete with the Funds for appropriate investment opportunities. As a result of this and several other factors, the results of the Funds' investment activities may differ from those of an Entity and of other accounts managed by an Entity, and it is possible that the Funds could sustain losses during periods in which one or more Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

The Funds may, from time to time, enter into transactions in which an Entity or an Entity's other clients have an adverse interest. Furthermore, transactions undertaken by Entity-advised clients may adversely impact the Funds. Transactions by one or more Entity-advised clients or BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds.

An Entity may maintain securities indexes as part of their product offerings. Index based funds seek to track the performance of securities indexes and may use the name of the index in the fund name. Index providers, including Entities, may be paid licensing fees for use of their indexes or index names. Entities will not be obligated to license their indexes to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with the Entities will be as favorable as those terms offered to other index licensees.

The Funds' activities may be limited because of regulatory restrictions applicable to one or more Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Entity has or is trying to develop investment banking relationships or in which an Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Entity provides or may some day provide research coverage. An Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Entities in connection with the Funds' portfolio investment transactions.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest.

ANTI-MONEY LAUNDERING REQUIREMENTS

The Funds are subject to the USA PATRIOT Act (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow the Funds to verify their identity. The Funds also reserve the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds' policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Financial Highlights
--------------------------------------------------------------------------------
The financial highlights tables in this section are intended to help investors understand the financial performance of the Capital Shares of the Fund since inception. Certain information reflects financial results for a single Capital Share of the Fund. The total returns in the tables represent the rate of return that an investor would have earned (or lost) on an investment in Capital Shares of a given Fund, assuming reinvestment of all dividends and distributions. The information has been audited by __________, whose report, along with each Fund's financial statements, is included in each Fund's annual report. You may obtain copies of the annual report, at no cost, by calling 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time.

BLACKROCK CASH FUNDS: INSTITUTIONAL - CAPITAL SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

[To Be Updated By Amendment]

BLACKROCK CASH FUNDS: PRIME - CAPITAL SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

[To Be Updated By Amendment]

BLACKROCK CASH FUNDS: GOVERNMENT - CAPITAL SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

[To Be Updated By Amendment]

BLACKROCK CASH FUNDS: TREASURY - CAPITAL SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

[To Be Updated By Amendment]

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about BlackRock Funds III is available at no charge upon request. This information includes:

ANNUAL/SEMI-ANNUAL REPORTS
These reports contain additional information about each of the Fund's investments. The annual report describes the Fund's performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund's performance for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information, dated _____, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with each Fund's annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

QUESTIONS
If you have any questions about the Funds, please:

Call:       1-800-441-7762 (toll free)
            Monday through Friday
            8:30 a.m. to 6:30 p.m. (Eastern time)

WORLD WIDE WEB
General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/cash. Mutual fund prospectuses and literature can also be requested via this website.

WRITTEN CORRESPONDENCE

Write:       BlackRock Funds III
             c/o SEI Investments Distribution Co.
             One Freedom Valley Drive, Oaks, PA 19456

PORTFOLIO CHARACTERISTICS AND HOLDINGS
A description of each Fund's policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

SECURITIES AND EXCHANGE COMMISSION
You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address:publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM INFORMATION CONTAINED IN THIS PROSPECTUS.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE # 811-07332

[GRAPHIC APPEARS HERE]

PRO-____-___

EQUITIES  FIXED INCOME  REAL ESTATE
 LIQUIDITY  ALTERNATIVES BLACKROCK SOLUTIONS

[GRAPHIC APPEARS HERE]

BLACKROCK FUNDS III
     BLACKROCK CASH FUNDS

PROSPECTUS | ______________, 2010

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

FUND                                                     TICKER SYMBOL
----------------------------------------------------     --------------
BlackRock Cash Funds: Institutional - Aon Captives                AOCXX
Shares

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                               Table of Contents
--------------------------------------------------------------------------------

  KEY FACTS AND DETAILS ABOUT THE FUND, INCLUDING INVESTMENT OBJECTIVES,
FUND OVERVIEW
  PRINCIPAL STRATEGIES, RISK FACTORS, FEE AND EXPENSE INFORMATION, AND
  HISTORICAL PERFORMANCE INFORMATION
  BLACKROCK CASH FUNDS: INSTITUTIONAL..................................... 1

                                                         DETAILS ABOUT THE FUND

  A FURTHER DISCUSSION OF PRINCIPAL RISKS................................. 5

                                                         MANAGEMENT OF THE FUND

  INVESTMENT ADVISER.....................................................  6
  ADMINISTRATIVE SERVICES................................................  6
  SHAREHOLDER INFORMATION................................................  7
  MASTER/FEEDER MUTUAL FUND STRUCTURE.................................... 11
  CONFLICTS OF INTEREST.................................................. 11

                                                           FINANCIAL HIGHLIGHTS

  FINANCIAL PERFORMANCE OF THE FUND...................................... 14

     FOR MORE INFORMATION   ADDITIONAL INFORMATION................BACK COVER

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Fund Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT BLACKROCK CASH FUNDS: INSTITUTIONAL

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The investment objective for the BlackRock Cash Funds: Institutional (the "Fund") is to seek a high level of income consistent with liquidity and the preservation of capital.

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold Aon Captives Shares of the Fund.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                     ___%
 Distribution (12b-1) Fees                                                              None
 Other Expenses                                                                         ___%
  Administration Fees                                                                   ___%
  Independent Expenses(2)                                                               ___%
 Total Annual Class Operating Expenses(1)(2)(3)                                         ___%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                       (___)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ___%
  Reimbursements(1)(2)(4)

-------
(1) BlackRock Fund Advisors ("BFA"), the investment adviser to the Money Market Master Portfolio (the "Master Portfolio"), has contractually agreed to waive a portion of its management fee through December 1, 2011. After giving effect to such contractual waiver, the management fee will be ___%.

(2) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Fund and the Master Portfolio, counsel to the Independent Trustees of the Fund and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Fund and the Master Portfolio that is allocated to the Fund. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly Barclays Global Investors, N.A.) and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be ____%.

(3) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests.

(4) The Fund's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in Aon Captives Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Aon Captives Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Aon Captives Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR       3 YEARS       5 YEARS       10 YEARS
   $            $             $             $

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
--------------------------------------------------------------------------------
The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The Fund's portfolio will maintain an average weighted maturity of 90 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund is payable in U.S. dollars.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit in BTC or its subsidiaries or affiliates, BlackRock, Inc. ("BlackRock") or its subsidiaries or affiliates, including any other bank or BFA. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Fund.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, if an issuer or guarantor of a security fails to pay interest or principal when due, or if the liquidity of such instruments decrease. If these changes in value were substantial, the Fund's value could deviate from $1.00 per share. In that event, you may lose money by investing in the Fund.

o CONCENTRATION RISK - The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry - I.E., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry.

o CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

o INCOME RISK - Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

o INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

     Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o U.S. GOVERNMENT OBLIGATIONS RISK - Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in the Aon Captives Shares of the Fund by showing the changes in its performance from year to year. The bar chart shows the return of the Aon Captives Shares of the Fund for each of the last ten calendar years. The average annual total return table compares the average annual total return of the Aon Captives Shares of the Fund to that of the Money Fund Report ("MFR") First Tier Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future.

                YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2000    6.46%
2001    4.12%
2002    1.70%
2003    1.04%
2004    1.29%
2005    3.19%
2006    5.00%
2007    5.26%
2008    2.74%

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

AS OF 12/31/09
AVERAGE ANNUAL TOTAL RETURNS                                      1 YEAR       5 YEARS       10 YEARS
 BlackRock Cash Funds: Institutional - Aon Captives Shares         %             %             %
 MFR First Tier Institutional Average                              %             %             %

The Fund's 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund's current 7-day yield, call 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time or visit www.blackrock.com/cash.

BFA, the investment adviser of the Fund's Master Portfolio, and BTC, the administrator of the Fund, have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the Fund. When they do so, the Fund's operating expenses are reduced, so that the Fund's total return and yield are increased. These waivers and reimbursements may be discontinued at any time, except as described in "Fees and Expenses." In the absence of such waivers and/or reimbursements, the Fund's total return and yield would be lower.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment adviser is BFA.

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
The minimum initial investment amount for the Aon Captives Shares of the Fund is $500,000; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your shareholder servicing agent (the "Shareholder Servicing Agent") or State Street Bank and Trust
Company ("State Street"), the Fund's custodian, transfer agent and dividend disbursing agent, for more information.

You may purchase or sell shares without paying a sales charge. Your order to purchase or sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any day the Fund is open (a "Business Day") (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day's net asset value ("NAV"). Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and SEI Investment Distribution Co., the Fund's distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Details About the Fund
--------------------------------------------------------------------------------
The Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective as the Fund. All discussion of the investment objective, strategies and risks of the Fund refers also to the investment objective, strategies and risks of its Master Portfolio, unless otherwise indicated. A description of the relationship of the Fund to its Master Portfolio appears under the heading "Shareholder Information
- Master/Feeder Mutual Fund Structure" in this prospectus ("Prospectus").

The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (I.E., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

A FURTHER DISCUSSION OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
CONCENTRATION RISK - The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry - I.E., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry.

CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

INCOME RISK - The Fund's yield will vary as the short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

U.S. GOVERNMENT OBLIGATIONS RISK - Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks); and others are supported by the discretionary authority of the U.S. government to purchase an agency's obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

FOR A FURTHER DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO DISCLOSURE OF THE FUND'S MASTER PORTFOLIO'S PORTFOLIO HOLDINGS, AND A DISCUSSION OF THE FUND'S INVESTMENTS AND RISKS, PLEASE REFER TO THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ("SAI").

Management of the Fund
--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Fund is a feeder fund that invests all of its assets in a Master Portfolio that has an investment objective, strategies and policies substantially identical to the Fund. BFA, a registered investment adviser, serves as investment adviser to the Master Portfolio. BFA manages the investing of the Master Portfolio's assets and provides the Master Portfolio with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the Master Portfolio's Board of Trustees. For its services to the Master Portfolio, BFA is entitled to receive an advisory fee at the annual rate of 0.10% (0.07% pursuant to the current contractual fee waiver) of the Master Portfolio's average daily net assets.

BFA is located at 400 Howard Street, San Francisco, CA 94105. BFA is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BlackRock. As of December 31, 2009, BTC and its affiliates, including BFA, had approximately $3.346 trillion in investment company and other portfolio assets under management. BFA, BTC, BlackRock Execution Services, BlackRock and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolio invests.

A discussion regarding the basis for the Master Portfolio's Board of Trustees' approval of the investment advisory agreement with BFA is available in the Fund's annual report for the period ended December 31, 2009.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------
BTC provides the following services, among others, as the Fund's administrator:

     o    Supervises the Fund's administrative operations;

     o Provides or causes to be provided management reporting and treasury administration services;

     o    Financial reporting;

     o    Legal, blue sky and tax services;

     o    Preparation of proxy statements and shareholder reports; and

     o Engaging and supervising the Shareholder Servicing Agents on behalf of the Fund.

BTC is entitled to receive a fee for these services at the annual rate of 0.05% of the average daily net assets of the Fund. In addition to performing these services, BTC has agreed to bear all costs of operating the Fund, other than brokerage expenses, advisory fees, distribution fees, certain fees and expenses related to the Trust's Independent Trustees, that are not "interested persons" of the Fund or the Trust as defined in the Investment Company Act of 1940, as amended, and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses. No additional administration fees are charged at the Master Portfolio level.

The Fund has adopted a plan (the "Plan") that allows the Fund to pay shareholder servicing fees for certain services provided to its shareholders.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate brokers, dealers, financial institutions and industry professionals (including BlackRock, The PNC Financial Services Group, Inc. ("PNC"), Merrill Lynch & Co, Inc. ("Merrill Lynch"), Bank of America Corporation ("BAC"), Barclays Capital Corp. and their respective affiliates) (each a "Financial Intermediary") for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund's shares. Because the fees paid by the Fund under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. In addition to, rather than in lieu of, shareholder servicing fees that the Fund may pay to a Financial Intermediary pursuant to a Plan and fees the Fund pays to State Street, BlackRock, on behalf of the Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, subtransfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

From time to time, BlackRock or its affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits. BlackRock and its affiliates may compensate affiliated and unaffiliated financial intermediaries for these other services to the Fund and shareholders. These payments would be in addition to the Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock and its affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BlackRock or its affiliates. For more information, see the SAI.

The Fund has adopted a plan (the "Plan") that allows the Fund to pay distribution fees for the sale of its shares under Rule 12b-1 of the Investment Company Act of 1940, as amended (the "1940 Act") and shareholder servicing fees for certain services provided to its shareholders.

Under the Plan, Aon Captives Shares pays a distribution fee to SEI Investment Distributions Co. (the "Distributor"), and/or its affiliates including PNC, and its affiliates and to Merrill Lynch and/or BAC and Barclays Bank PLC and Barclays PLC ("Barclays") and their affiliates, for distribution and sales support services. The distribution fees may be used to pay the Distributor for distribution services and to pay the Distributor and affiliates of BlackRock and PNC or Merrill Lynch, BAC or Barclays for sales support services provided in connection with the sale of Aon Captives Shares. The distribution fees may also be used to pay brokers, dealers, financial institutions and industry professionals for sales support services and related expenses.

The shareholder servicing fees payable pursuant to the Plan are paid to compensate Financial Intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund's shares. Because the fees paid by the Fund under the Plan are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition to, rather than in lieu of, shareholder servicing fees that the Fund may pay to a Financial Intermediary pursuant to a Plan and fees the Fund pays to State Street, BlackRock, on behalf of the Fund, may enter into non-Plan agreements with a Financial Intermediary pursuant to which the Fund will pay a Financial Intermediary for administrative, networking, recordkeeping, subtransfer agency and shareholder services. These non-Plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

The Plan permits BlackRock, the Distributor and their affiliates to make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the Fund). From time to time, BlackRock, the Distributor or their affiliates also may pay a portion of the fees for administrative, networking, recordkeeping, sub-transfer agency and shareholder services described above at its or their own expense and out of its or their legitimate profits. BlackRock, the Distributor and their affiliates may compensate affiliated and unaffiliated financial intermediaries for the sale and distribution of shares of the Fund or for these other services to the Fund and shareholders. These payments would be in addition to the Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the Financial Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Financial Intermediary. The aggregate amount of these payments by BlackRock, the Distributor and their affiliates may be substantial. Payments by BlackRock may include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a Financial Intermediary, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your Financial Intermediary for details about payments it may receive from the Fund or from BlackRock, the Distributor or their affiliates. For more information, see the SAI.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
WHO IS ELIGIBLE TO INVEST

Aon Captives Shares are sold primarily to captive insurance companies administered by Aon Captive Managers, the captive management and risk finance consulting arm of Aon.

The minimum initial investment amount for the Shares of the Fund is $500,000; however, in certain situations, this minimum initial investment amount may be reduced or waived. Please contact your Shareholder Servicing Agent or State Street for more information.

In order to invest, a completed account application form must be submitted to and processed by State Street and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

HOW TO BUY SHARES

You may purchase Fund shares without paying a sales charge. Your purchase order must be received in proper form, as determined by the Fund's transfer agent or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) to purchase shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day. The Fund is generally open Monday through Friday and is closed on weekends and generally closed on all other days that the primary markets for the Master Portfolio's portfolio securities (I.E., the bond markets) are closed or the Fedwire Funds Service is closed. The holidays on which both the Fedwire and the bond markets are closed currently are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Fund does not intend to (but reserves the right to) close early on a Business Day prior to a U.S. national holiday for the bond markets if the bond markets close early (typically 2:00 p.m. Eastern time) on such Business Day.

The Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Purchases generally must be made in U.S. dollars and funds must be received via the Fedwire Funds Service by its close, or by such other means as the Funds may from time to time determine. You may be charged for any costs incurred in connection with a purchase order that has been placed but for which the Fund has not received full payment.

HOW TO SELL SHARES

You may sell Fund shares without paying a sales charge. Your order to sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, by such closing time) to sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

The Fund generally remits the proceeds from a sale the same Business Day after receiving a properly executed order to sell. The Fund can delay payment for one Business Day. In addition, the Fund reserves the right to delay delivery of your redemption proceeds and to suspend your right of redemption for more than one Business Day under extraordinary circumstances and subject to applicable law. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (ii) trading on the NYSE is restricted; (iii) an emergency exists as a result of which disposal or valuation of the Fund's investment is not reasonably practicable; or (iv) for such other periods as the Securities and Exchange Commission ("SEC") by order may permit. The Fund reserves the right to automatically redeem your shares and close your account for any reason, subject to applicable law, and send you the proceeds, which would reflect the NAV on the day the Fund automatically redeems your shares. For example, the Fund may automatically redeem your shares to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund's shares, as provided from time to time in this Prospectus.

In addition, the Fund reserves the right to send your redemption proceeds in the form of securities from its Master Portfolio.

Upon redemption, the identity of the holder of the account to which the proceeds are being sent may need to be verified.

SPECIAL INSTRUCTIONS FOR EXISTING SHAREHOLDERS

An existing shareholder who has established an account with the Fund can add to or redeem from that account by phone or through the mail.

o To add or redeem shares by phone, call 1-888-204-3956 between 8:30 a.m. and 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time). State Street will employ procedures designed to confirm that your order is valid. These may include asking for identifying information and recording the phone call. Neither State Street nor the Fund may be held liable for acting on telephone instructions that State Street reasonably believes to be valid. For redemptions, State Street will wire proceeds directly to your designated bank account./1/

o To invest by mail, make your check payable to the Fund and mail it to State Street Bank and Trust Company, P.O. Box 642, Boston, MA 02117-0642. Please include the Fund's Share Class number and your account number on your check. You will find the numbers on your monthly statements.

For purchases, you should instruct your bank to wire funds as follows:

     State Street Bank and Trust Company
     ABA # 011000028
     Attn: Transfer Agent
     Account # DDA 00330860
     For Further Credit to: BlackRock Funds III
     Shareholder Account Name:
     Shareholder Account Number:
     Fund Share Class Number:

     1126 (BlackRock Cash Funds: Institutional - Aon Captives Shares)

o To redeem shares by mail, indicate the dollar amount you wish to receive or the number of shares you wish to sell in your order to sell. Include the Fund's Share Class number and your account and taxpayer identification numbers. All account signatories must sign the order.

o To invest or redeem shares online, please contact State Street for information on how to access online trading features.

o An existing shareholder can ask State Street to wire proceeds directly to its designated bank account./2/

o When an existing shareholder purchases Fund shares and then quickly sells (E.G., sells before clearance of the purchase check), the Fund may delay the payment of proceeds up to ten days to ensure that purchase checks have cleared.

-------
(1) The following procedures are intended to help prevent fraud. If you wish to make a change to your list of authorized traders, you must provide a written request signed by an authorized signer on your account. If you wish to change your bank wire instructions or list of authorized signers, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.
(2) To help prevent fraud, if you direct the sale proceeds to someone other than your account's owner of record, to an address other than your account's address of record or to a bank not designated previously, you must make your request in writing and include a medallion signature guarantee or provide a corporate resolution of a recent date or other documentation as determined by the Fund's transfer agent. You can obtain a medallion signature guarantee from most banks and securities dealers. A medallion signature guarantee is not a notarized signature.

CALCULATING THE FUND'S SHARE PRICE

The Fund's share price (also known as the Fund's NAV) is calculated by dividing the value of the net assets of the Fund (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

The Fund's NAV is calculated at 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time). The NAV of the Fund is calculated based on the net asset value of the Master Portfolio in which the Fund invests. The Fund's SAI includes a description of the methods for valuing the Master Portfolio's investments.

The Fund seeks to maintain a constant NAV of $1.00 per share, although it can offer no assurance that it will be able to do so.

FUND DISTRIBUTIONS

The Fund declares distributions of its net investment income daily and distributes them monthly to shareholders. The Fund distributes its net realized capital gains, if any, to shareholders at least annually. Distributions payable to you by the Fund will be automatically reinvested in additional shares of the Fund unless you have elected to receive distribution payments in cash.

You begin earning distributions on your shares the day your purchase order takes effect. You continue earning daily distributions on your shares up to but not including the date you sell them.

The Fund credits distributions earned on weekends and holidays to the preceding Business Day. If you sell shares before the monthly distribution payment date, the Fund remits any distributions declared but not yet paid on the next distribution payment date. If you sell all shares before the monthly distribution payment date, the Fund remits all distributions accrued with the sale proceeds.

FREQUENT TRADING IN FUND SHARES

Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on a fund and its shareholders. Depending on various factors, such as the size of the fund's investment portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of the fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the fund's investment portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's net asset value ("market timing").

The Fund invests only in interests of the Master Portfolio, and the Boards of Trustees of the Master Portfolio and the Fund have each considered the issues of frequent trading and market timing, including the fact that money market funds are a type of mutual fund that is designed to offer maximum liquidity. The Master Portfolio's Board of Trustees has adopted a policy of not monitoring for possible market timing or any other frequent trading activity because of the investment objective and strategy of the Master Portfolio. The Fund's Board of Trustees has not adopted a policy of monitoring for market timing or other frequent trading activity in the Fund in light of the nature of the Fund's investment in the Master Portfolio, the policies of the Master Portfolio and the historical nature of flows into and out of the Fund.

The Fund may from time to time implement various methods that the Fund believes are appropriate to deter market timing, frequent trading or other trading activity that may be detrimental to the Fund or long-term investors in the Fund. There is no assurance that any such methods will prevent such detrimental trading activity.

TAXES
--------------------------------------------------------------------------------
The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this Prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Fund and its U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the SAI for additional U.S. federal income tax information.

Distributions from the Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

Distributions from the Fund generally are taxable as follows:

DISTRIBUTION TYPE             TAX STATUS
----------------------------- --------------------------
Income....................... Ordinary income(1)
Short-term capital gain...... Ordinary income
Long-term capital gain....... Long-term capital gain(2)

-------
(1) Distributions from the Fund paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers. Since the Fund's income is derived from sources that do not pay "qualified dividend income," income distributions from the net investment income of the Fund generally will not qualify for taxation at the maximum 15% U.S. federal income tax rate available to individuals on qualified dividend income.

(2) Normally, the Fund does not expect to realize or distribute a significant amount of long-term capital gains (if any).

Provided the Fund is able to maintain a constant NAV of $1.00 per share, sales of the Fund's shares generally will not result in taxable gain or loss. After the end of each year, the Fund will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.

In certain circumstances, you may be subject to back-up withholding taxes on distributions to you from the Fund if you fail to provide the Fund with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the U.S. Internal Revenue Service that you are subject to back-up withholding.

TAX CONSIDERATIONS FOR TAX-EXEMPT OR FOREIGN INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS A 401(K) PLAN OR INDIVIDUAL RETIREMENT ACCOUNT, WILL BE DIFFERENT. FOR EXAMPLE, SHAREHOLDERS THAT ARE EXEMPT FROM U.S. FEDERAL INCOME TAX, SUCH AS RETIREMENT PLANS THAT ARE QUALIFIED UNDER SECTION 401 OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, GENERALLY ARE NOT SUBJECT TO U.S. FEDERAL INCOME TAX ON FUND DIVIDENDS OR DISTRIBUTIONS OR ON SALES OF FUND SHARES. BECAUSE EACH INVESTOR'S TAX CIRCUMSTANCES ARE UNIQUE AND BECAUSE TAX LAWS ARE SUBJECT TO CHANGE, YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT YOUR INVESTMENT.

MASTER/FEEDER MUTUAL FUND STRUCTURE
--------------------------------------------------------------------------------
The Fund does not have its own investment adviser. Instead, the Fund invests all of its assets in a separate mutual fund, called the Master Portfolio, that has an investment objective, strategies and policies substantially identical to the Fund. BFA serves as investment adviser to the Master Portfolio. The Master Portfolio may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolio and, therefore, the Fund.

FEEDER FUND EXPENSES

Feeder funds, including the Fund, bear the Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

FEEDER FUND RIGHTS

Under the master/feeder structure, the Fund's Board of Trustees retains the right to withdraw the Fund's assets from the Master Portfolio if it believes doing so is in the best interests of the Fund's shareholders. If the Board of Trustees decides to withdraw the Fund's assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

SHARE CLASS

The Fund offers additional share classes with different expenses and expected returns than those described in this Prospectus, including share classes you may be eligible to purchase. Call 1-800-768-2836 (toll-free) for additional information.

CONFLICTS OF INTEREST
--------------------------------------------------------------------------------
BFA wants you to know that there are certain entities with which BFA has relationships that may give rise to conflicts of interest, or the appearance of conflicts of interest. These entities include the following: BFA's affiliates (including BlackRock and The PNC Financial Services Group, Inc., and each of their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the "Affiliates")) and BlackRock's significant shareholders, Merrill Lynch & Co. Inc. and its affiliates, including BAC (each a "BAC Entity"), and Barclays Bank PLC and its affiliates, including Barclays PLC (each a "Barclays Entity") (for convenience the Affiliates, BAC Entities and Barclays Entities are collectively referred to in this section as the "Entities" and each separately is referred to as an "Entity").

The activities of Entities in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Fund and its shareholders. The Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Fund. The Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Fund. One or more of the Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Fund directly and indirectly invests. Thus, it is likely that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Entity performs or seeks to perform investment banking or other services.

One or more Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Fund and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Fund, including in securities issued by other open-end and closed-end investment management companies, including investment companies that are affiliated with the Fund and BFA to the extent permitted under the Investment Company Act of 1940, as amended. The trading activities of these Entities are carried out without reference to positions held directly or indirectly by the Fund and may result in an Entity having positions that are adverse to those of the Fund.

No Entity is under any obligation to share any investment opportunity, idea or strategy with the Fund. As a result, an Entity may compete with the Fund for appropriate investment opportunities. As a result of this and several other factors, the results of the Fund's investment activities may differ from those of an Entity and of other accounts managed by an Entity, and it is possible that the Fund could sustain losses during periods in which one or more Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

The Fund may, from time to time, enter into transactions in which an Entity or an Entity's other clients have an adverse interest. Furthermore, transactions undertaken by Entity-advised clients may adversely impact the Fund. Transactions by one or more Entity-advised clients or BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund.

An Entity may maintain securities indexes as part of their product offerings. Index based funds seek to track the performance of securities indexes and may use the name of the index in the fund name. Index providers, including Entities, may be paid licensing fees for use of their indexes or index names. Entities will not be obligated to license their indexes to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with the Entities will be as favorable as those terms offered to other index licensees.

The Fund's activities may be limited because of regulatory restrictions applicable to one or more Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Fund may invest in securities of companies with which an Entity has or is trying to develop investment banking relationships or in which an Entity has significant debt or equity investments. The Fund also may invest in securities of companies for which an Entity provides or may some day provide research coverage. An Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund, and may receive compensation for such services. The Fund may also make brokerage and other payments to Entities in connection with the Fund's portfolio investment transactions.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Fund and its shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest.

ANTI-MONEY LAUNDERING REQUIREMENTS

The Fund is subject to the USA PATRIOT Act (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Financial Highlights
--------------------------------------------------------------------------------
The financial highlights table in this section is intended to help investors understand the financial performance of the Aon Captives Shares of the Fund for the past five years. Certain information reflects financial results for a single Aon Captives Share of the Fund. The total returns in the table represent the rate of return that an investor would have earned (or lost) on an investment in Aon Captives Shares of the Fund, assuming reinvestment of all dividends and distributions. The information has been audited by __________, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You may obtain copies of the annual report, at no cost, by calling 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time.

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

[To Be Updated By Amendment]

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about BlackRock Funds III is available at no charge upon request. This information includes:

ANNUAL/SEMI-ANNUAL REPORTS
These reports contain additional information about each of the Fund's investments. The annual report describes the Fund's performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund's performance for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information, dated _____, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about the Fund, may be obtained free of charge, along with the Fund's annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

QUESTIONS
If you have any questions about the Fund, please:

Call:       1-800-441-7762 (toll free)
            Monday through Friday
            8:30 a.m. to 6:30 p.m. (Eastern time)

WORLD WIDE WEB
General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/cash. Mutual fund prospectuses and literature can also be requested via this website.

WRITTEN CORRESPONDENCE

Write:       BlackRock Funds III
             c/o SEI Investments Distribution Co.
             One Freedom Valley Drive, Oaks, PA 19456

PORTFOLIO CHARACTERISTICS AND HOLDINGS
A description of the Fund's policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

SECURITIES AND EXCHANGE COMMISSION
You may also view and copy public information about the Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address:publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM INFORMATION CONTAINED IN THIS PROSPECTUS.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE # 811-07332

[GRAPHIC APPEARS HERE]

PRO-____-___

EQUITIES  FIXED INCOME  REAL ESTATE
 LIQUIDITY  ALTERNATIVES BLACKROCK SOLUTIONS

[GRAPHIC APPEARS HERE]

BLACKROCK FUNDS III
     BLACKROCK CASH FUNDS

SL AGENCY SHARES PROSPECTUS | ______________, 2010

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

FUND
-------------------------------------------------
BlackRock Cash Funds: Institutional - SL Agency
Shares
BlackRock Cash Funds: Prime - SL Agency Shares
BlackRock Cash Funds: Treasury - SL Agency
Shares
BlackRock Cash Funds: Government - SL Agency
Shares

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                               Table of Contents
--------------------------------------------------------------------------------

  KEY FACTS AND DETAILS ABOUT THE FUNDS, INCLUDING INVESTMENT OBJECTIVES,
FUND OVERVIEW
  PRINCIPAL STRATEGIES, RISK FACTORS, FEE AND EXPENSE INFORMATION, AND
  HISTORICAL PERFORMANCE INFORMATION
  BLACKROCK CASH FUNDS: INSTITUTIONAL....................................  1
  BLACKROCK CASH FUNDS: PRIME............................................  5
  BLACKROCK CASH FUNDS: GOVERNMENT.......................................  9
  BLACKROCK CASH FUNDS: TREASURY......................................... 13

                                                        DETAILS ABOUT THE FUNDS

  DETAILS ABOUT THE FUNDS' INVESTMENT STRATEGIES......................... 17
  A FURTHER DISCUSSION OF PRINCIPAL RISKS................................ 17

                                                        MANAGEMENT OF THE FUNDS

  INVESTMENT ADVISER..................................................... 19
  ADMINISTRATIVE SERVICES................................................ 19
  SHAREHOLDER INFORMATION................................................ 19
  MASTER/FEEDER MUTUAL FUND STRUCTURE.................................... 22
  CONFLICTS OF INTEREST.................................................. 22
  FINANCIAL HIGHLIGHTS................................................... 25

     FOR MORE INFORMATION   ADDITIONAL INFORMATION................BACK COVER

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Fund Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT BLACKROCK CASH FUNDS: INSTITUTIONAL

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The investment objective for the BlackRock Cash Funds: Institutional (the "Fund") is to seek a high level of income consistent with liquidity and the preservation of capital.

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold SL Agency Shares of the Fund.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                     ___%

 Distribution (12b-1) Fees                                                              None
 Other Expenses                                                                         ___%
  Administration Fees                                                                   ___%
  Independent Expenses(2)                                                               ___%
 Total Annual Class Operating Expenses(1)(2)(3)                                         ___%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                       (___)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ___%
  Reimbursements(1)(2)(4)

-------
(1) BlackRock Fund Advisors ("BFA"), the investment adviser to the Money Market Master Portfolio (the "Master Portfolio"), has contractually agreed to waive a portion of its management fee through December 1, 2011. After giving effect to such contractual waiver, the management fee will be ___%.

(2) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Fund and the Master Portfolio, counsel to the Independent Trustees of the Fund and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Fund and the Master Portfolio that is allocated to the Fund. BlackRock Institutional Trust Company, N.A. ("BTC") (formerly Barclays Global Investors, N.A.) and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be ____%. Other expenses are based on estimated amounts for 2010.

(3) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests. These fees and expenses are estimated.

(4) The Fund's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in SL Agency Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in SL Agency Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the SL Agency Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR       3 YEARS       5 YEARS       10 YEARS
   $            $             $             $

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
--------------------------------------------------------------------------------
The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities;

certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund is payable in U.S. dollars.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit in BTC or its subsidiaries or affiliates, BlackRock, Inc. ("BlackRock") or its subsidiaries or affiliates, including any other bank or BFA. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Fund.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, if an issuer or guarantor of a security fails to pay interest or principal when due, or if the liquidity of such instruments decrease. If these changes in value were substantial, the Fund's value could deviate from $1.00 per share. In that event, you may lose money by investing in the Fund.

o CONCENTRATION RISK - The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry - I.E., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry.

o CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

o INCOME RISK - Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

o INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

     Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o U.S. GOVERNMENT OBLIGATIONS RISK - Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in the Fund by showing the changes in its performance from year to year. Although Institutional Shares are not offered in this Prospectus, the returns for Institutional Shares are provided herein because the SL Agency Shares offered in this Prospectus are expected to have substantially similar annual returns since the SL Agency Shares are invested in the same Master Portfolios. ANNUAL RETURNS FOR THE SL AGENCY SHARES WOULD DIFFER FROM ANNUAL RETURNS FOR THE INSTITUTIONAL SHARES BECAUSE THE SL AGENCY SHARES HAVE
DIFFERENT EXPENSES THAN THE INSTITUTIONAL SHARES. The bar chart shows the returns of the Institutional Shares of the Fund for each of the last ten calendar years. The average annual total return table compares the average annual total return of the Institutional Shares of the Fund to that of the Money Fund Report ("MFR") First Tier Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future.

BlackRock Cash Funds: Institutional - Institutional Shares

                YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2000   6.55%
2001   4.23%
2002   1.83%
2003   1.14%
2004   1.39%
2005   3.29%
2006   5.11%
2007   5.36%
2008   2.85%

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

AS OF 12/31/09
AVERAGE ANNUAL TOTAL RETURNS                                       1 YEAR       5 YEARS       10 YEARS
 BlackRock Cash Funds: Institutional - Institutional Shares         %             %             %
 MFR First Tier Institutional Average                               %             %             %

The Fund's 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund's current 7-day yield, call 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time or visit www.blackrock.com/cash.

BFA, the investment adviser of the Fund's Master Portfolio, and BTC, the administrator of the Fund, have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the Fund. When they do so, the Fund's operating expenses are reduced, so that the Fund's total return and yield are increased. These waivers and reimbursements may be discontinued at any time, except as described in "Fees and Expenses." In the absence of such waivers and/or reimbursements, the Fund's total return and yield would be lower.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment adviser is BFA.

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
Currently, the only eligible investors for the SL Agency Shares of the Fund are investment companies for which (i) BFA, BTC, or an affiliate provides investment advisory or administrative services, or (ii) BTC acts as securities lending agent and which have directed BTC on their behalf to invest securities lending cash collateral in the SL Agency Shares of the Fund. Please contact BTC or State Street Bank and Trust Company ("State Street"), the Fund's custodian, transfer agent and dividend disbursing agent, for more information.

You may purchase or sell shares without paying a sales charge. Your order to buy or sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time, on any day the Fund is open (a "Business Day") (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day's net asset value ("NAV"). Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and SEI Investment Distribution Co., the Fund's distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Fund Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT BLACKROCK CASH FUNDS: PRIME

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The investment objective for the BlackRock Cash Funds: Prime (the "Fund") is to seek a high level of income consistent with liquidity and the preservation of capital.

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold SL Agency Shares of the Fund.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                     ___%
 Distribution (12b-1) Fees                                                              None
 Other Expenses                                                                         ___%
  Administration Fees                                                                   ___%
  Independent Expenses(2)                                                               ___%
 Total Annual Class Operating Expenses(1)(2)(3)                                         ___%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                       (___%)
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ___%
  Reimbursements(1)(2)(4)

-------
(1) BFA, the investment adviser to the Prime Money Market Master Portfolio (the "Master Portfolio"), has contractually agreed to waive a portion of its management fee through December 1, 2011. After giving effect to such contractual waiver, the management fee will be ___%.

(2) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Fund and the Master Portfolio, counsel to the Independent Trustees of the Fund and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Fund and the Master Portfolio that is allocated to the Fund. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be ____%. Other expenses are based on estimated amounts for 2010.

(3) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests. These fees and expenses are estimated.

(4) The Fund's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in SL Agency Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in SL Agency Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the SL Agency Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR       3 YEARS       5 YEARS       10 YEARS
   $            $             $             $

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
--------------------------------------------------------------------------------
The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, the Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

The Fund reserves the right to concentrate its investments (i.e., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Fund is payable in U.S. dollars.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit in BTC or its subsidiaries or affiliates, BlackRock or its subsidiaries or affiliates, including any other bank or BFA. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Fund.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, if an issuer or guarantor of a security fails to pay interest or principal when due, or if the liquidity of such instruments decrease. If these changes in value were substantial, the Fund's value could deviate from $1.00 per share. In that event, you may lose money by investing in the Fund.

o CONCENTRATION RISK - The Fund may concentrate its investments in the U.S. banking industry which would subject it to the risks generally associated with investments in the U.S. banking industry - I.E., interest rate risk, credit risk and the risk of negative regulatory or market developments affecting the industry.

o CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

o INCOME RISK - Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

o INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

     Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o U.S. GOVERNMENT OBLIGATIONS RISK - Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in the Fund by showing the changes in its performance from year to year. Although Institutional Shares are not offered in this Prospectus, the returns for Institutional Shares are provided herein because the SL Agency Shares offered in this Prospectus are expected to have substantially similar annual returns since the SL Agency Shares are invested in the same Master Portfolios. ANNUAL RETURNS FOR THE SL AGENCY SHARES WOULD DIFFER FROM ANNUAL RETURNS FOR THE INSTITUTIONAL SHARES BECAUSE THE SL AGENCY SHARES HAVE
DIFFERENT EXPENSES THAN THE INSTITUTIONAL SHARES. The bar chart shows the returns of the Institutional Shares of the Fund for each of the last ten calendar years. The average annual total return table compares the average annual total return of the Institutional Shares of the Fund to that of the MFR First Tier

Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future.

BlackRock Cash Funds: Prime - Institutional Shares

                YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2004    1.40%
2005    3.26%
2006    5.07%
2007    5.32%
2008    2.83%

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

                                                                                        SINCE
                                                                                      INCEPTION
AS OF 12/31/09                                                                        (APRIL 16,
AVERAGE ANNUAL TOTAL RETURNS                               1 YEAR       5 YEARS         2003)
 BlackRock Cash Funds: Prime - Institutional Shares         %            %             %
 MFR First Tier Institutional Average                       %            %             %(1)

-------
(1)  The MFR First Tier Institutional Average is calculated from March 31, 2003.

The Fund's 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund's current 7-day yield, call 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time or visit www.blackrock.com/cash.

BFA, the investment adviser of the Fund's Master Portfolio, and BTC, the administrator of the Fund, have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the Fund. When they do so, the Fund's operating expenses are reduced, so that the Fund's total return and yield are increased. These waivers and reimbursements may be discontinued at any time, except as described in "Fees and Expenses." In the absence of such waivers and/or reimbursements, the Fund's total return and yield would be lower.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment adviser is BFA.

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
Currently, the only eligible investors for the SL Agency Shares of the Fund are investment companies for which (i) BFA, BTC, or an affiliate provides investment advisory or administrative services, or (ii) BTC acts as securities lending agent and which have directed BTC on their behalf to invest securities lending cash collateral in the SL Agency Shares of the Fund. Please contact BTC or State Street, the Fund's custodian, transfer agent and dividend disbursing agent, for more information.

You may purchase or sell shares without paying a sales charge. Your order to buy or sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time, on any Business Day (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and SEI Investment Distribution Co., the Fund's distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Fund Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT BLACKROCK CASH FUNDS: GOVERNMENT

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The investment objective for the BlackRock Cash Funds: Government (the "Fund") is to seek a high level of current income consistent with the preservation of capital and liquidity.

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold SL Agency Shares of the Fund.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                     ___%
 Distribution (12b-1) Fees                                                              None
 Other Expenses                                                                         ___%
  Administration Fees                                                                   ___%
  Independent Expenses(2)                                                               ___%
 Total Annual Class Operating Expenses(1)(2)(3)                                         ___%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                       (___)%
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ___%
  Reimbursements(1)(2)(4)

-------
(1) BFA, the investment adviser to the Government Money Market Master Portfolio (the "Master Portfolio"), has contractually agreed to waive a portion of its management fee through December 1, 2011. After giving effect to such contractual waiver, the management fee will be ___%.

(2) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Fund and the Master Portfolio, counsel to the Independent Trustees of the Fund and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Fund and the Master Portfolio that is allocated to the Fund. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be ____%. Other expenses are based on estimated amounts for 2010.

(3) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests. These fees and expenses are estimated.

(4) The Fund's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in SL Agency Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in SL Agency Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the SL Agency Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR       3 YEARS       5 YEARS       10 YEARS
   $            $             $             $

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
--------------------------------------------------------------------------------
The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in certain obligations of the U.S. government, its agencies and instrumentalities; repurchase agreements with regard to such obligations; and other money market funds that have substantially the same investment objective and strategies as the Fund. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit in BTC or its subsidiaries or affiliates, BlackRock or its subsidiaries or affiliates, including any other bank or BFA. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Fund.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, if an issuer or guarantor of a security fails to pay interest or principal when due, or if the liquidity of such instruments decrease. If these changes in value were substantial, the Fund's value could deviate from $1.00 per share. In that event, you may lose money by investing in the Fund.

o CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

o INCOME RISK - Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

o INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

     Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o U.S. GOVERNMENT OBLIGATIONS RISK - Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

PERFORMANCE INFORMATION

--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in the Fund by showing the changes in its performance from year to year. Although Institutional Shares are not offered in this Prospectus, the returns for Institutional Shares are provided herein because the SL Agency Shares offered in this Prospectus are expected to have substantially similar annual returns since the SL Agency Shares are invested in the same Master Portfolios. ANNUAL RETURNS FOR THE SL AGENCY SHARES WOULD DIFFER FROM ANNUAL RETURNS FOR THE INSTITUTIONAL SHARES BECAUSE THE SL AGENCY SHARES HAVE
DIFFERENT EXPENSES THAN THE INSTITUTIONAL SHARES. The bar chart shows the returns of the Institutional Shares of the Fund for each of the last ten calendar years. The average annual total return table compares the average annual total return of the Institutional Shares of the Fund to that of the MFR Government Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future.

BlackRock Cash Funds: Government - Institutional Shares

                YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2005   3.28%
2006   5.04%
2007   5.15%
2008   1.96%

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

                                                                                             SINCE
                                                                                           INCEPTION
AS OF 12/31/09                                                                             (SEPTEMBER
AVERAGE ANNUAL TOTAL RETURNS                                    1 YEAR       5 YEARS        1, 2004)
 BlackRock Cash Funds: Government - Institutional Shares         %            %              %
 MFR Government Institutional Average                            %            %              %(1)

-------
(1)  The MFR Government Institutional Average is calculated from August 31,
     2004.

The Fund's 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund's current 7-day yield, call 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time or visit www.blackrock.com/cash.

BFA, the investment adviser of the Fund's Master Portfolio, and BTC, the administrator of the Fund, have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the Fund. When they do so, the Fund's operating expenses are reduced, so that the Fund's total return and yield are increased. These waivers and reimbursements may be discontinued at any time, except as described in "Fees and Expenses." In the absence of such waivers and/or reimbursements, the Fund's total return and yield would be lower.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment adviser is BFA.

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
Currently, the only eligible investors for the SL Agency Shares of the Fund are investment companies for which (i) BFA, BTC, or an affiliate provides investment advisory or administrative services, or (ii) BTC acts as securities lending agent and which have directed BTC on their behalf to invest securities lending cash collateral in the SL Agency Shares of the Fund. Please contact BTC or State Street, the Fund's custodian, transfer agent and dividend disbursing agent, for more information.

You may purchase or sell shares without paying a sales charge. Your order to buy or sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time, on any Business Day (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and SEI Investment Distribution Co., the Fund's distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Fund Overview
--------------------------------------------------------------------------------
KEY FACTS ABOUT BLACKROCK CASH FUNDS: TREASURY

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
The investment objective for the BlackRock Cash Funds: Treasury (the "Fund") is to seek a high level of current income consistent with the preservation of capital and liquidity.

FEES AND EXPENSES OF THE FUND
--------------------------------------------------------------------------------
The table below describes the fees and expenses that you may pay if you buy and hold SL Agency Shares of the Fund.

ANNUAL CLASS OPERATING EXPENSES
(EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
 Management Fees(1)                                                                     ___%
 Distribution (12b-1) Fees                                                              None
 Other Expenses                                                                         ___%
  Administration Fees                                                                   ___%
  Independent Expenses(2)                                                               ___%
 Total Annual Class Operating Expenses(1)(2)(3)                                         ___%
 Fee Waivers and/or Expense Reimbursements(1)(2)                                       (___%)
 Total Annual Class Operating Expenses After Fee Waivers and/or Expense                 ___%
  Reimbursements(1)(2)(4)

-------
(1) BFA, the investment adviser to the Treasury Money Market Master Portfolio (the "Master Portfolio"), has contractually agreed to waive a portion of its management fee through December 1, 2011. After giving effect to such contractual waiver, the management fee will be ___%.

(2) "Independent Expenses" consist of those fees and expenses of the Independent Trustees of the Fund and the Master Portfolio, counsel to the Independent Trustees of the Fund and the Master Portfolio, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Fund and the Master Portfolio that is allocated to the Fund. BTC and BFA have contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through December 1, 2011. After giving effect to such contractual arrangements, Independent Expenses will be ____%. Other expenses are based on estimated amounts for 2010.

(3) Total Annual Class Operating Expenses in the above table and the following example reflect the expenses of both the Fund and the Master Portfolio in which it invests. These fees and expenses are estimated.

(4) The Fund's service providers may voluntarily waive certain of their fees or reimburse certain expenses, as they determine, from time to time; this table does not reflect such waivers or reimbursements.

EXAMPLE:

This Example is intended to help you compare the cost of investing in SL Agency Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in SL Agency Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the SL Agency Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

 1 YEAR       3 YEARS       5 YEARS       10 YEARS
   $            $             $             $

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
--------------------------------------------------------------------------------
The Fund seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, at least 80% of the Fund's assets will be in invested in U.S. Treasury obligations, in repurchase agreements with regard to U.S. Treasury obligations and in other money market funds that have substantially the same investment objective and strategies as the Fund.

It is further intended that under normal circumstances, 100% of the Fund's investments will be in U.S. Treasury obligations or repurchase agreements with regard to U.S. Treasury obligations and other money market funds that have substantially the same investment objective and strategies as the Fund. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. The principal and interest of all securities held by the Fund is payable in U.S. dollars.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------
Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund is not a bank deposit in BTC or its subsidiaries or affiliates, BlackRock or its subsidiaries or affiliates, including any other bank or BFA. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of certain risks of investing in the Fund.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, all money market instruments can change in value when interest rates or an issuer's creditworthiness changes, if an issuer or guarantor of a security fails to pay interest or principal when due, or if the liquidity of such instruments decrease. If these changes in value were substantial, the Fund's value could deviate from $1.00 per share. In that event, you may lose money by investing in the Fund.

o CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

o INCOME RISK - Income risk is the risk that the Fund's yield will vary as short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

o INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

     Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

o MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

o U.S. GOVERNMENT OBLIGATIONS RISK - Certain securities in which the Fund may invest, including securities issued by certain U.S. government agencies and U.S. government sponsored enterprises, are not guaranteed by the U.S. government or supported by the full faith and credit of the United States.

     The BlackRock Cash Funds: Treasury minimizes these risks to the extent that it invests in U.S. Treasury obligations backed by the full faith and credit of the U.S. government or repurchase agreements with respect to U.S. Treasury obligations.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
The bar chart and table in this section provide some indication of the risks of investing in the Fund by showing the changes in its performance from year to year. Although Institutional Shares are not offered in this Prospectus, the returns for Institutional Shares are provided herein because the SL Agency Shares offered in this Prospectus are expected to have substantially similar annual returns since the SL Agency Shares are invested in the same Master Portfolios. ANNUAL RETURNS FOR THE SL AGENCY SHARES WOULD DIFFER FROM ANNUAL RETURNS FOR THE INSTITUTIONAL SHARES BECAUSE THE SL AGENCY SHARES HAVE
DIFFERENT EXPENSES THAN THE INSTITUTIONAL SHARES. The bar chart shows the returns of the Institutional Shares of the Fund for each of the last ten calendar years. The average annual total return table compares the average annual total return of the Institutional Shares of the Fund to that of the MFR Treasury and Repo Institutional Average, a service of iMoneyNet. How the Fund performed in the past is not necessarily an indication of how it will perform in the future.

BlackRock Cash Funds: Treasury - Institutional Shares

                YEAR-BY-YEAR RETURNS (YEARS ENDED DECEMBER 31)

[GRAPHIC APPEARS HERE]

2005   3.20%
2006   5.04%
2007   4.95%
2008   1.61%

During the period shown in the bar chart, the highest return for a quarter was ____% (quarter ended _____) and the lowest return for a quarter was ____% (quarter ended _____).

                                                                                           SINCE
                                                                                         INCEPTION
AS OF 12/31/09                                                                           (SEPTEMBER
AVERAGE ANNUAL TOTAL RETURNS                                  1 YEAR       5 YEARS        1, 2004)
 BlackRock Cash Funds: Treasury - Institutional Shares         %            %              %
 MFR Treasury and Repo Institutional Average                   %            %              %(1)

-------
(1) The MFR Treasury and Repo Institutional Average is calculated from August 31, 2004.

The Fund's 7-day yield, also called the current yield, annualizes the amount of income the Fund generates over a 7-day period by projecting the amount for an entire year. To obtain the Fund's current 7-day yield, call 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern time or visit www.blackrock.com/cash.

BFA, the investment adviser of the Fund's Master Portfolio, and BTC, the administrator of the Fund, have in the past waived and may from time to time agree to waive all or a portion of their fees or reimburse expenses to the Master Portfolio or the Fund. When they do so, the Fund's operating expenses are reduced, so that the Fund's total return and yield are increased. These waivers and reimbursements may be discontinued at any time, except as described in "Fees and Expenses." In the absence of such waivers and/or reimbursements, the Fund's total return and yield would be lower.

Because the current yields on high-quality, short-term money market instruments in which the Fund invests are generally lower than yields on such instruments during the periods shown in the foregoing bar chart and table, the current performance of the Fund is generally lower than that shown in the bar chart and table.

INVESTMENT ADVISER
--------------------------------------------------------------------------------
The Master Portfolio's investment adviser is BFA.

PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------
Currently, the only eligible investors for the SL Agency Shares of the Fund are investment companies for which (i) BFA, BTC, or an affiliate provides investment advisory or administrative services, or (ii) BTC acts as securities lending agent and which have directed BTC on their behalf to invest securities lending cash collateral in the SL Agency Shares of the Fund. Please contact BTC or State Street, the Fund's custodian, transfer agent and dividend disbursing agent, for more information.

You may purchase or sell shares without paying a sales charge. Your order to buy or sell shares must be received in proper form, as determined by State Street or an intermediary pursuant to an appropriate agreement, by 5:00 p.m. Eastern time, on any Business Day (or, if the Fund closes early, by such closing time) to purchase or sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

TAX INFORMATION
--------------------------------------------------------------------------------
Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES
--------------------------------------------------------------------------------
If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and SEI Investment Distribution Co., the Fund's distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary's website for more information.

Details About the Funds
--------------------------------------------------------------------------------
DETAILS ABOUT THE FUNDS' INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Each of the BlackRock Cash Funds: Institutional, the BlackRock Cash Funds:
Prime, the BlackRock Cash Funds: Government and the BlackRock Cash Funds:
Treasury (each, a "Fund" and collectively, the "Funds") invests all of its assets in a separate mutual fund, called a Master Portfolio, that has an investment objective substantially identical to the Fund. All discussion of the investment objective, strategies and risks of a particular Fund refers also to the investment objective, strategies and risks of its Master Portfolio, unless otherwise indicated. A description of the relationship of the Funds to their respective Master Portfolios appears under the heading "Shareholder Information
- Master/Feeder Mutual Fund Structure" in this prospectus ("Prospectus").

BLACKROCK CASH FUNDS: INSTITUTIONAL AND BLACKROCK CASH FUNDS: PRIME

The BlackRock Cash Funds: Institutional and the BlackRock Cash Funds: Prime seek to achieve their investment objectives by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. Each Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the BlackRock Cash Funds: Prime expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, each Fund expects to invest at least 95% of its assets in any combination of such investments, which may include certificates of deposit; high-quality debt obligations, such as corporate debt and certain asset-backed securities; certain obligations of U.S. and foreign banks; certain repurchase agreements; and certain obligations of the U.S. government, its agencies and instrumentalities (including government-sponsored enterprises).

Each of the BlackRock Cash Funds: Institutional and the BlackRock Cash Funds:
Prime reserves the right to concentrate its investments (I.E., invest 25% or more of its total assets in securities of issuers in a particular industry) in the obligations of domestic banks. The principal and interest of all securities held by the Funds are payable in U.S. dollars.

BLACKROCK CASH FUNDS: GOVERNMENT

The BlackRock Cash Funds: Government seeks to achieve its investment objective by investing in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in certain obligations of the U.S. government, its agencies and instrumentalities; repurchase agreements with regard to such obligations; and other money market funds that have substantially the same investment objective and strategies as the Fund. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

BLACKROCK CASH FUNDS: TREASURY

The BlackRock Cash Funds: Treasury seeks to achieve its investment objective by investing only in high-quality, short-term money market instruments that, at the time of investment, have remaining maturities of 397 days or less from the date of acquisition. The Fund's portfolio will maintain an average weighted maturity of 90 days or less. In general, the Fund expects to maintain an average weighted maturity of 60 days or less.

The Fund currently has an operating policy to invest 100% of its net assets in U.S. Treasury obligations or repurchase agreements with regard to U.S. Treasury obligations and other money market funds that have substantially the same investment objective and strategies as the Fund. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, and will, under normal circumstances, invest at least 80% of its assets in such securities. The principal and interest of all securities held by the Fund are payable in U.S. dollars.

A FURTHER DISCUSSION OF PRINCIPAL RISKS
--------------------------------------------------------------------------------
CONCENTRATION RISK - The BlackRock Cash Funds: Institutional and the BlackRock Cash Funds: Prime's strategy of concentrating in the U.S. banking industry means that their performance will be closely tied to the performance of a particular market segment. The Funds' concentration in these companies may present more risks than if they were broadly diversified over numerous industries and sectors of the economy. A downturn in these companies would have a larger impact on the Funds than on a mutual fund that does not concentrate in such companies. At times, the performance of these companies will lag the performance of other industries or the broader market as a whole.

CREDIT RISK - Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of a Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

INTEREST RATE RISK - Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of a Fund.

MARKET RISK AND SELECTION RISK - Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by BFA will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

INCOME RISK - Each Funds' yield will vary as the short term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

U.S. GOVERNMENT OBLIGATIONS RISK - Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks); and others are supported by the discretionary authority of the U.S. government to purchase an agency's obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

The BlackRock Cash Funds: Treasury minimizes these risks to the extent that it invests in U.S. Treasury obligations backed by the full faith and credit of the U.S. government or repurchase agreements with respect to U.S. Treasury obligations.

FOR A FURTHER DESCRIPTION OF THE FUNDS' POLICIES AND PROCEDURES WITH RESPECT TO DISCLOSURE OF THE FUNDS' MASTER PORTFOLIOS' PORTFOLIO HOLDINGS, AND A DISCUSSION OF THE FUNDS' INVESTMENTS AND RISKS, PLEASE REFER TO THE FUNDS' COMBINED STATEMENT OF ADDITIONAL INFORMATION ("SAI").

Management of the Funds
--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------
Each Fund is a feeder fund that invests all of its assets in a Master Portfolio that has an investment objective, strategies and policies substantially identical to the Fund. BFA, a registered investment adviser, serves as investment adviser to the Master Portfolio. BFA manages the investing of the Master Portfolios' assets and provides the Master Portfolios with investment guidance and policy direction in connection with daily portfolio management, subject to the supervision of the Master Portfolios' Board of Trustees. For its services to the Master Portfolios, BFA is entitled to receive an advisory fee at the annual rate of 0.10% (0.07% pursuant to the current contractual fee waiver) of the Master Portfolio's average daily net assets.

BFA is located at 400 Howard Street, San Francisco, CA 94105. BFA is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BlackRock. As of December 31, 2009, BTC and its affiliates, including BFA, had approximately $3.346 trillion in investment company and other portfolio assets under management. BFA, BTC, BlackRock Execution Services, BlackRock and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Master Portfolios invest.

A discussion regarding the basis for the Master Portfolios' Board of Trustees' approval of the investment advisory agreements with BFA is available in the Funds' annual report for the period ended December 31, 2009.

ADMINISTRATIVE SERVICES
--------------------------------------------------------------------------------
BTC provides the following services, among others, as the Funds' administrator:

     o    Supervises the Funds' administrative operations;

     o Provides or causes to be provided management reporting and treasury administration services;

     o    Financial reporting;

     o    Legal, blue sky and tax services; and

     o    Preparation of proxy statements and shareholder reports.

BTC is entitled to receive fees for these services at the annual rate of 0.02% of the average daily net assets of the SL Agency Shares of each Fund. In addition to performing these services, BTC has agreed to bear all costs of operating the Funds, other than brokerage expenses, advisory fees, distribution fees, certain fees and expenses related to the Trust's Independent Trustees, that are not "interested persons" of the Funds or the Trust as defined in the Investment Company Act of 1940, as amended, and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses. No additional administration fees are charged at the Master Portfolio level.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
WHO IS ELIGIBLE TO INVEST

Currently, the only eligible investors for the SL Agency Shares of the Funds are investment companies for which (i) BFA, BTC, or an affiliate provides investment advisory or administrative services, or (ii) BTC acts as securities lending agent and which have directed BTC on their behalf to invest securities lending cash collateral in the Funds. Please contact BTC or State Street, the Funds' custodian, transfer agent and dividend disbursing agent, for more information.

In order to invest, a completed account application form must be submitted to, and processed by, BTC or State Street and an account number assigned. You may be asked to provide information to verify your identity when opening an account.

HOW TO BUY SHARES

You may purchase Fund shares without paying a sales charge. Your purchase order must be received in proper form, as determined by the Fund's transfer agent or BTC, as intermediary, pursuant to an appropriate agreement, by 5:00 p.m. Eastern time, on any Business Day (or, if the Fund closes early, at such closing time) to purchase shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day. The Funds are generally open Monday through Friday and are closed on weekends and generally closed on all other days that the primary markets for the Master Portfolios' portfolio securities (I.E., the bond markets) are closed or the Fedwire Funds Service is closed. The holidays on which both the Fedwire and the bond markets are closed currently are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The BlackRock Cash Funds: Institutional and the BlackRock Cash
Funds: Prime do not intend to (but reserve the right to) close early on a Business Day prior to a U.S. national holiday for the bond markets if the bond markets close early (typically 2:00 p.m. Eastern time) on such Business Day. The BlackRock Cash Funds: Government and the BlackRock Cash Funds: Treasury generally will close early on a Business Day prior to a U.S. national holiday for the bond markets if the bond markets close early on such Business Day.

Each Fund reserves the right to suspend or discontinue the offer and sale of its shares and reject or cancel any purchase order for any reason.

Purchases generally must be made in U.S. dollars and funds must be received via the Fedwire Funds Service by its close, or by such other means as the Funds may from time to time determine. You may be charged for any costs incurred in connection with a purchase order that has been placed but for which the Fund has not received full payment.

HOW TO SELL SHARES

You may sell Fund shares without paying a sales charge. Your order to sell shares must be received in proper form, as determined by State Street or BTC, as intermediary, pursuant to an appropriate agreement, by 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, by such closing time) to sell shares at that day's NAV. Orders received after 5:00 p.m. Eastern time on any Business Day (or, if the Fund closes early, at such closing time) will be executed on the next Business Day.

The Funds generally remit the proceeds from a sale the same Business Day after receiving a properly executed order to sell. Each Fund can delay payment for one Business Day. In addition, the Fund reserves the right to delay delivery of your redemption proceeds and to suspend your right of redemption for more than one Business Day under extraordinary circumstances and subject to applicable law. Generally, those extraordinary circumstances are when: (i) the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (ii) trading on the NYSE is restricted; (iii) an emergency exists as a result of which disposal or valuation of a Fund's investment is not reasonably practicable; or (iv) for such other periods as the Securities and Exchange Commission ("SEC") by order may permit. Each Fund reserves the right to automatically redeem your shares and close your account for any reason, subject to applicable law, and send you the proceeds, which would reflect the NAV on the day the Fund automatically redeems your shares. For example, a Fund may automatically redeem your shares to reimburse the Fund for any losses sustained by reason of your failure to make full payment for shares purchased or to collect any charge relating to a transaction effected for your benefit that is applicable to the Fund's shares, as provided from time to time in this Prospectus.

In addition, each Fund reserves the right to send your redemption proceeds in the form of securities from its Master Portfolio.

Upon redemption, the identity of the holder of the account to which the proceeds are being sent may need to be verified.

CALCULATING THE FUNDS' SHARE PRICE

Each Fund's share price (also known as a Fund's NAV) is calculated by dividing the value of the net assets of the Fund (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

Each Fund's NAV is calculated at 5:00 p.m. Eastern Time on any Business Day (or, if the Fund closes early, at such closing time). The NAV of each Fund is calculated based on the net asset value of the Master Portfolio in which the Fund invests. The Funds' SAI includes a description of the methods for valuing the Master Portfolios' investments.

The Funds seek to maintain a constant NAV of $1.00 per share, although they can offer no assurance that they will be able to do so.

FUND DISTRIBUTIONS

Each Fund declares distributions of its net investment income daily and distributes them monthly to shareholders. A Fund distributes its net realized capital gains, if any, to shareholders at least annually. Distributions payable to you by a Fund will be automatically reinvested in additional shares of that Fund unless you have elected to receive distribution payments in cash.

You begin earning distributions on your shares the day your purchase order takes effect. You continue earning daily distributions on your shares up to but not including the date you sell them.

Each Fund credits distributions earned on weekends and holidays to the preceding Business Day. If you sell shares before the monthly distribution payment date, each Fund remits any distributions declared but not yet paid on the next distribution payment date. If you sell all shares before the monthly distribution payment date, each Fund remits all distributions accrued with the sale proceeds.

FREQUENT TRADING IN FUND SHARES

Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on a fund and its shareholders. Depending on various factors, such as the size of the fund's investment portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of the fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a fund's investment portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's net asset value ("market timing").

The Funds invest only in interests of the Master Portfolios, and the Boards of Trustees of the Master Portfolios and the Funds have each considered the issues of frequent trading and market timing, including the fact that money market funds are a type of mutual fund that is designed to offer maximum liquidity. The Master Portfolios' Board of Trustees has adopted a policy of not monitoring for possible market timing or any other frequent trading activity because of the investment objective and strategy of the Master Portfolios. The Funds' Board of Trustees has not adopted a policy of monitoring for market timing or other frequent trading activity in the Funds in light of the nature of the Funds' investment in the Master Portfolios, the policies of the Master Portfolios and the historical nature of flows into and out of the Funds.

The Funds may from time to time implement various methods that the Funds believe are appropriate to deter market timing, frequent trading or other trading activity that may be detrimental to the Funds or long-term investors in the Funds. There is no assurance that any such methods will prevent such detrimental trading activity.

TAXES
--------------------------------------------------------------------------------
The following discussion regarding U.S. federal income taxes is based upon laws in effect as of the date of this Prospectus and summarizes only some of the important U.S. federal income tax considerations affecting the Funds and their U.S. shareholders. This discussion is not intended as a substitute for careful tax planning. Please see the SAI for additional U.S. federal income tax information.

Distributions from your Fund's net investment income and net realized capital gains are taxable, whether you choose to receive them in cash or automatically reinvest them in additional Fund shares. The amount of taxes you owe will vary depending on your tax status and based on the amount and character of the Fund's distributions to you and your tax rate.

Distributions from the Funds generally are taxable as follows:

DISTRIBUTION TYPE             TAX STATUS
----------------------------- --------------------------
Income....................... Ordinary income(1)
Short-term capital gain...... Ordinary income
Long-term capital gain....... Long-term capital gain(2)

-------

(1) Distributions from the Funds paid to corporate shareholders will not qualify for the dividends-received deduction generally available to corporate taxpayers. Since each Fund's income is derived from sources that do not pay "qualified dividend income," income distributions from the net investment income of each Fund generally will not qualify for taxation at the maximum 15% U.S. federal income tax rate available to individuals on qualified dividend income.

(2) Normally, the Funds do not expect to realize or distribute a significant amount of long-term capital gains (if any).

Provided the Funds are able to maintain a constant NAV of $1.00 per share, sales of the Funds' shares generally will not result in taxable gain or loss. After the end of each year, the Funds will send to you a notice that tells you how much you have received in distributions during the year and their U.S. federal income tax status. You could also be subject to foreign, state and local taxes on such distributions.

In certain circumstances, you may be subject to back-up withholding taxes on distributions to you from the Funds if you fail to provide the Funds with your correct social security number or other taxpayer identification number, or to make required certifications, or if you have been notified by the U.S. Internal Revenue Service that you are subject to back-up withholding.

TAX CONSIDERATIONS FOR TAX-EXEMPT OR FOREIGN INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS A 401(K) PLAN OR INDIVIDUAL RETIREMENT ACCOUNT, WILL BE DIFFERENT. FOR EXAMPLE, SHAREHOLDERS THAT ARE EXEMPT FROM U.S. FEDERAL INCOME TAX, SUCH AS RETIREMENT PLANS THAT ARE QUALIFIED UNDER SECTION 401 OF THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, GENERALLY ARE NOT SUBJECT TO U.S. FEDERAL INCOME TAX ON FUND DIVIDENDS OR DISTRIBUTIONS OR ON SALES OF FUND SHARES. BECAUSE EACH INVESTOR'S TAX CIRCUMSTANCES ARE UNIQUE AND BECAUSE TAX LAWS ARE SUBJECT TO CHANGE, YOU SHOULD CONSULT YOUR TAX ADVISOR ABOUT YOUR INVESTMENT.

MASTER/FEEDER MUTUAL FUND STRUCTURE
--------------------------------------------------------------------------------
The Funds do not have their own investment adviser. Instead, each Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has an investment objective, strategies and policies substantially identical to the Fund. BFA serves as investment adviser to each Master Portfolio. The Master Portfolios may accept investments from other feeder funds. Certain actions involving other feeder funds, such as a substantial withdrawal, could affect the Master Portfolios and, therefore, the Funds.

FEEDER FUND EXPENSES

Feeder funds, including the Funds, bear their respective Master Portfolio's expenses in proportion to the amount of assets each invests in the Master Portfolio. The feeder fund can set its own transaction minimums, fund-specific expenses and conditions.

FEEDER FUND RIGHTS

Under the master/feeder structure, the Funds' Board of Trustees retains the right to withdraw a Fund's assets from its Master Portfolio if it believes doing so is in the best interests of the Fund's shareholders. If the Board of Trustees decides to withdraw a Fund's assets, it would then consider whether the Fund should hire its own investment adviser, invest in another master portfolio or take other action.

SHARE CLASS

The Funds offer additional share classes with different expenses and expected returns than those described in this Prospectus, including share classes you may be eligible to purchase. Call 1-800-768-2836 (toll-free) for additional information.

CONFLICTS OF INTEREST
--------------------------------------------------------------------------------
BFA wants you to know that there are certain entities with which BFA has relationships that may give rise to conflicts of interest, or the appearance of conflicts of interest. These entities include the following: BFA's affiliates (including BlackRock and The PNC Financial Services Group, Inc., and each of their affiliates, directors, partners, trustees, managing members, officers and employees (collectively, the "Affiliates")) and BlackRock's significant shareholders, Merrill Lynch & Co. Inc. and its affiliates, including BAC (each a "BAC Entity"), and Barclays Bank PLC and its affiliates, including Barclays PLC (each a "Barclays Entity") (for convenience the Affiliates, BAC Entities and Barclays Entities are collectively referred to in this section as the "Entities" and each separately is referred to as an "Entity").

The activities of Entities in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage the Funds and their shareholders. The Entities provide investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of the Funds. The Entities are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may conflict with those of the Funds. One or more of the Entities act or may act as an investor, investment banker, research provider, investment manager, financier, advisor, market maker, trader, prime broker, lender, agent and principal, and have other direct and indirect interests, in securities, currencies and other instruments in which the Funds directly and indirectly invest. Thus, it is likely that the Funds will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Entity performs or seeks to perform investment banking or other services.

One or more Entities may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of the Funds and/or that engage in and compete for transactions in the same types of securities, currencies and other instruments as the Funds, including in securities issued by other open-end and closed-end investment management companies, including investment companies that are affiliated with the Funds and BFA to the extent permitted under the Investment Company Act of 1940, as amended. The trading activities of these Entities are carried out without reference to positions held directly or indirectly by the Funds and may result in an Entity having positions that are adverse to those of the Funds.

No Entity is under any obligation to share any investment opportunity, idea or strategy with the Funds. As a result, an Entity may compete with the Funds for appropriate investment opportunities. As a result of this and several other factors, the results of the Funds' investment activities may differ from those of an Entity and of other accounts managed by an Entity, and it is possible that the Funds could sustain losses during periods in which one or more Entities and other accounts achieve profits on their trading for proprietary or other accounts. The opposite result is also possible.

The Funds may, from time to time, enter into transactions in which an Entity or an Entity's other clients have an adverse interest. Furthermore, transactions undertaken by Entity-advised clients may adversely impact the Funds. Transactions by one or more Entity-advised clients or BFA may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Funds.

An Entity may maintain securities indexes as part of their product offerings. Index based funds seek to track the performance of securities indexes and may use the name of the index in the fund name. Index providers, including Entities, may be paid licensing fees for use of their indexes or index names. Entities will not be obligated to license their indexes to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with the Entities will be as favorable as those terms offered to other index licensees.

The Funds' activities may be limited because of regulatory restrictions applicable to one or more Entities, and/or their internal policies designed to comply with such restrictions. In addition, the Funds may invest in securities of companies with which an Entity has or is trying to develop investment banking relationships or in which an Entity has significant debt or equity investments. The Funds also may invest in securities of companies for which an Entity provides or may some day provide research coverage. An Entity may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Funds or who engage in transactions with or for the Funds, and may receive compensation for such services. The Funds may also make brokerage and other payments to Entities in connection with the Funds' portfolio investment transactions.

The activities of Affiliates may give rise to other conflicts of interest that could disadvantage the Funds and their shareholders. BFA has adopted policies and procedures designed to address these potential conflicts of interest.

ANTI-MONEY LAUNDERING REQUIREMENTS

The Funds are subject to the USA PATRIOT Act (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.

The Funds reserve the right to reject purchase orders from persons who have not submitted information sufficient to allow the Funds to verify their identity. The Funds also reserve the right to redeem any amounts in a Fund from persons whose identity it is unable to verify on a timely basis. It is the Funds' policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

BLACKROCK PRIVACY PRINCIPLES

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our website.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law, or as is necessary to respond to regulatory requests or to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
The financial tables in this section are intended to help investors understand the financial performance of the Institutional Shares of each Fund for the past five years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Institutional Share of each Fund. FINANCIAL PERFORMANCE FOR THE SL AGENCY SHARES WOULD DIFFER FROM THE FINANCIAL PERFORMANCE FOR THE INSTITUTIONAL SHARES BECAUSE THE CLASSES HAVE DIFFERENT EXPENSES. The total returns in the tables represent the rate of return that an investor would have earned (or lost) on an investment in Institutional Shares of a given Fund, assuming reinvestment of all dividends and distributions. The information has been audited by _________, whose report, along with the Funds' financial statements, is included in the Funds' annual report. You may obtain copies of the annual report, at no cost, by calling 1-800-768-2836 (toll-free) Monday through Friday from 8:30 a.m. to 6:30 p.m. Eastern Time.

BLACKROCK CASH FUNDS: INSTITUTIONAL - INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

[To Be Updated By Amendment]

BLACKROCK CASH FUNDS: PRIME - INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[To Be Updated By Amendment]

BLACKROCK CASH FUNDS: GOVERNMENT - INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[To Be Updated By Amendment]

BLACKROCK CASH FUNDS: TREASURY - INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

[To Be Updated By Amendment]

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

This Prospectus contains important information you should know before investing, including information about risks. Read it carefully and keep it for future reference. More information about BlackRock Funds III is available at no charge upon request. This information includes:

ANNUAL/SEMI-ANNUAL REPORTS
These reports contain additional information about each of the Fund's investments. The annual report describes the Fund's performance, lists portfolio holdings, and discusses recent market conditions, economic trends and Fund investment strategies that significantly affected the Fund's performance for the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information, dated _____, has been filed with the Securities and Exchange Commission (SEC). The SAI, which includes additional information about each Fund, may be obtained free of charge, along with each Fund's annual and semi-annual reports, by calling (800) 441-7762. The SAI, as supplemented from time to time, is incorporated by reference into this Prospectus.

QUESTIONS
If you have any questions about the Funds, please:

Call:       1-800-441-7762 (toll free)
            Monday through Friday
            8:30 a.m. to 6:30 p.m. (Eastern time)

WORLD WIDE WEB
General fund information and specific fund performance, including SAI and annual/semi-annual reports, can be accessed free of charge at www.blackrock.com/cash. Mutual fund prospectuses and literature can also be requested via this website.

WRITTEN CORRESPONDENCE

Write:       BlackRock Funds III
             c/o SEI Investments Distribution Co.
             One Freedom Valley Drive, Oaks, PA 19456

PORTFOLIO CHARACTERISTICS AND HOLDINGS
A description of each Fund's policies and procedures related to disclosure of portfolio characteristics and holdings is available in the SAI.

For information about portfolio holdings and characteristics, BlackRock fund shareholders and prospective investors may call (800) 882-0052.

SECURITIES AND EXCHANGE COMMISSION
You may also view and copy public information about each Fund, including the SAI, by visiting the EDGAR database on the SEC website (http://www.sec.gov) or the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the SEC directly at (202) 551-8090. Copies of this information can be obtained, for a duplicating fee, by electronic request at the following E-mail address:publicinfo@sec.gov, or by writing to the Public Reference Room of the SEC, Washington, D.C. 20549.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NO ONE IS AUTHORIZED TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT FROM INFORMATION CONTAINED IN THIS PROSPECTUS.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE # 811-07332

[GRAPHIC APPEARS HERE]

PRO-____-___

BLACKROCK FUNDS III

Statement of Additional Information
Dated ______________, 2010

FUND                             TICKER
------------------------------  -------
BlackRock Bond Index Fund        WFBIX
BlackRock S&P 500 Stock Fund     WSFPX

BlackRock Funds III (the "Trust") is an open-end, series management investment company. This combined Statement of Additional Information ("SAI") contains additional information about two series of the Trust - the BlackRock Bond Index Fund and BlackRock S&P 500 Stock Fund (each, a "Fund" and collectively, the "Funds").

Each of the BlackRock Bond Index Fund and BlackRock S&P 500 Stock Fund invests substantially all of its assets in the Bond Index Master Portfolio and the S&P 500 Stock Master Portfolio (each, a "Master Portfolio" and collectively, the "Master Portfolios"), respectively, of Master Investment Portfolio ("MIP"), which have investment objectives substantially similar to the corresponding Fund. MIP is an open-end, series management investment company. BlackRock Fund Advisors* ("BFA" or the "Investment Adviser") serves as investment adviser to the Master Portfolio in which each Fund invests. References to the investments, investment policies and risks of the Funds, unless otherwise indicated, should be understood as references to the investments, investment policies and risks of each Fund's Master Portfolio.

This SAI is not a prospectus and should be read in conjunction with each Fund's current prospectus, also dated ______________, 2010 , (each, a "Prospectus" and collectively, the "Prospectuses"). All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. The audited financial statements for the Funds, which include the schedule of investments and report of the independent registered public accounting firm for the fiscal year ended December 31, 2009, are hereby incorporated by reference to the Funds' annual reports and semi-annual reports. The Prospectus and copies of the annual report may be obtained without charge by writing to BlackRock Funds III, c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, PA 19456, or by calling 1-800-882-0052 (toll-free).

-------
* Prior to December 1, 2009, BlackRock Fund Advisors was known as Barclays Global Fund Advisors ("BGFA").

                               TABLE OF CONTENTS

                                                                                      PAGE
                                                                                     -----
History of the Trust                                                                    1
Description of the Funds and their Investments and Risks                                1
   Investment Objectives and Policies                                                   1
   Fundamental Investment Restrictions of the Funds                                     1
   Non-Fundamental Investment Restrictions of the Funds                                 2
   Fundamental Investment Restrictions of the Master Portfolios                         3
   Non-Fundamental Restrictions of the Master Portfolios                                4
Investments and Risks of the Master Portfolios                                          4
   Asset-Backed Securities and Commercial Mortgage-Backed Securities                    4
   Bonds                                                                                4
   Borrowing                                                                            5
   Equity Securities                                                                    5
   Floating-Rate and Variable-Rate Obligations                                          5
   Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions         6
   Futures Contracts and Options Transactions                                           6
   Hybrid ARM Securities                                                                7
   Illiquid Securities                                                                  7
   Interest-Rate and Index Swaps                                                        7
   Interest-Rate Futures Contracts and Options on Interest-Rate Futures Contracts       8
   Investment Companies and Exchange-Traded Funds                                       8
   Letters of Credit                                                                    8
   Loans of Portfolio Securities                                                        8
   Mortgage Pass-Through Securities                                                     9
   Mortgage Securities                                                                 10
   Municipal Securities                                                                11
   Repurchase Agreements                                                               11
   Restricted Securities                                                               11
   Reverse Repurchase Agreements                                                       12
   Securities of Non-U.S. Issuers                                                      12
   Short-Term Instruments                                                              13
   Stock Index Futures and Options on Stock Index Futures                              13
   Unrated, Downgraded and Below Investment-Grade Investments                          13
   U.S. Government Obligations                                                         14
   Warrants                                                                            14
   The BlackRock S&P 500 Stock Fund and S&P 500 Stock Master Portfolio                 14
Portfolio Holdings Information                                                         15

                                                                                      PAGE
                                                                                     -----
   Service Providers                                                                   15
   Third-Party Feeder Funds                                                            16
   Securities and Exchange Commission Filings                                          16
   Other Public Disclosure                                                             16
   Approved Recipients                                                                 16
Management                                                                             16
   Committees                                                                          24
   Beneficial Equity Ownership Information                                             26
   Ownership of Securities of Certain Entities                                         26
   Compensation of Trustees                                                            26
   Master/Feeder Structure                                                             28
   Codes of Ethics                                                                     28
   Proxy Voting Policies of the Master Portfolios                                      28
   Shareholder Communication to the Board of Trustees                                  29
Control Persons and Principal Holders of Securities                                    30
Investment Adviser and Other Service Providers                                         36
   Investment Adviser                                                                  36
   Advisory Fees                                                                       36
   Administrator                                                                       36
   Shareholder Servicing Agents                                                        37
   Distributor                                                                         39
   Custodian                                                                           39
   Transfer and Dividend Disbursing Agent                                              39
   Independent Registered Public Accounting Firm                                       39
   Legal Counsel                                                                       39
Portfolio Managers                                                                     39
Determination of Net Asset Value                                                       44
Purchase, Redemption and Pricing of Shares                                             47
   Terms of Purchase and Redemption                                                    47
   In-Kind Purchases                                                                   47
   Suspension of Redemption Rights or Payment of Redemption Proceeds                   47
   Declaration of Trust Provisions Regarding Redemptions at Option of Trust            47
Portfolio Transactions                                                                 47
   General                                                                             47
   Portfolio Turnover                                                                  49
   Brokerage Commissions                                                               49
   Brokerage Commissions Paid to Affiliates                                            49

                                                                                      PAGE
                                                                                     -----
   Securities of Regular Brokers-Dealers                                               49
   Frequent Trading in Fund Shares                                                     49
Distributions and Taxes                                                                50
   Qualification as a Regulated Investment Company                                     50
   Excise Tax                                                                          51
   Capital Loss Carry-Forwards                                                         51
   Equalization Accounting                                                             52
   Investment through Master Portfolios                                                52
   Taxation of Fund Investments                                                        52
   Taxation of Distributions                                                           54
   Sales of Fund Shares                                                                55
   Foreign Taxes                                                                       55
   Federal Income Tax Rates                                                            55
   Back-Up Withholding                                                                 56
   Tax-Deferred Plans                                                                  56
   Corporate Shareholders                                                              56
   Foreign Shareholders                                                                56
Capital Stock                                                                          57
   Voting                                                                              57
   Dividends and Distributions                                                         58
   Master Portfolios                                                                   58
Additional Information on the Funds                                                    58
Financial Statements                                                                   59
APPENDIX A                                                                            A-1

History of the Trust

The Trust was organized on December 4, 2001 as a statutory trust under the laws of the State of Delaware. On August 21, 2001, the Board of Directors of Barclays Global Investors Funds, Inc. (the "Company") approved a proposal to redomicile the Company from a Maryland corporation to a Delaware statutory trust (the "Redomiciling"). Shareholders of the Company approved the Redomiciling on November 16, 2001. The Trust was established with multiple series, including the Funds, corresponding to, and having identical designations as, the Company's series. The Redomiciling was effected on January 11, 2002, at which time the Trust assumed the operations of the Company and adopted the Company's registration statement. Shortly thereafter, the Company was dissolved.

The Trust consists of multiple series, including the Funds. The Trust's principal office is located at 400 Howard Street, San Francisco, CA 94105. Each Fund invests all of its assets in a Master Portfolio of MIP (as shown below), which has the same or substantially same investment objective, policies and restrictions as the related Fund.

FUND                                   MASTER PORTFOLIO IN WHICH THE FUND INVESTS
-------------------------------------  -------------------------------------------
       BlackRock Bond Index Fund       Bond Index Master Portfolio
       BlackRock S&P 500 Stock Fund    S&P 500 Stock Master Portfolio

On December 1, 2009, the Trust was renamed BlackRock Funds III and certain of its series were also renamed. Bond Index Fund was renamed BlackRock Bond Index Fund and S&P 500 Stock Fund was renamed to BlackRock S&P 500 Stock Fund.

Description of the Funds and their Investments and Risks

INVESTMENT OBJECTIVES AND POLICIES. The Trust is an open-end, series management investment company. Each Fund and Master Portfolio has adopted an investment objective and investment policies that may be fundamental or non-fundamental. Fundamental policies cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of such Fund or Master Portfolio, as the case may be. Non-fundamental policies may be changed without shareholder approval by the vote of a majority of the trustees of the Trust or MIP (the "Trustees"), as the case may be, at any time.

The Funds and the Master Portfolios in which they invest are diversified funds as defined in the 1940 Act. Each Fund's investment objective is set forth in its Prospectus. The investment objective of each Fund is non-fundamental, which means it can be changed by the Trust's board of trustees (the "Board of Trustees" or the "Board") without shareholder approval. The investment objective and investment policies of a Fund determine the types of portfolio securities in which the Fund invests, the degree of risk to which the Fund is subject and, ultimately, the Fund's performance. There can be no assurance that the investment objective of either Fund will be achieved.

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS. The Funds are subject to the following investment restrictions, all of which are fundamental policies. Each Fund may not:

(1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit the Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. government securities, and provided further that the Fund reserves the right to concentrate in any industry in which the index that the Fund tracks becomes concentrated to approximately the same degree during the same period;

(2) Purchase the securities of any single issuer if, as a result, with respect to 75% of the Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Fund's cash or cash items, investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

(3) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(4) Make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(5) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting; and provided further, that the purchase by the Fund of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund shall not constitute an underwriting for purposes of this paragraph;

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) Purchase or sell commodities, provided that: (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments; and

(8) Purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures and options on futures) or make short sales of securities.

With respect to paragraph (3) above, the 1940 Act currently allows each Fund to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. With respect to paragraph (4) above, the 1940 Act and regulatory interpretations currently limit the percentage of each Fund's securities that may be loaned to one-third of the value of its total assets.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS. The Funds have adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without shareholder approval by a majority of the Trustees of the Trust at any time.

(1) The Funds may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder; provided, however, that a Fund, if it has knowledge that its beneficial interests are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act, will not acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds;

(2) Each Fund may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others,
      (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days;

(3) Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of a Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily;

(4) Each Fund may not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs;

(5) Each Fund may not write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof, except that a Fund may enter into futures and options contracts in accordance with its investment policies; and

(6) Each Fund will provide shareholders with at least 60 days' notice of any change to the Fund's non-fundamental policy to invest at least 90% of the value of the Fund's net assets, plus the amount of any borrowing for investment purposes, in securities comprising the index that the Fund tracks. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

Notwithstanding any other investment policy or restriction (whether or not fundamental), each Fund may (and does) invest all of its assets in the securities of a single open-end management investment company with substantially the same investment objective, policies and limitations as the Fund. See "Management - Master/Feeder Structure."

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE MASTER PORTFOLIOS. The Master Portfolios are subject to the following investment restrictions, all of which are fundamental policies. These restrictions cannot be changed, as to a Master Portfolio, without approval by the holders of a majority (as described in the 1940 Act) of the Master Portfolio's outstanding voting interest. Each Master Portfolio may not:

(1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Master Portfolio's investments in that industry would equal or exceed 25% of the current value of the Master Portfolio's total assets, provided that this restriction does not limit a Master Portfolio's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. government securities, and provided further that the Master Portfolios reserve the right to concentrate in any industry in which the index that each respective Master Portfolio tracks becomes concentrated to approximately the same degree during the same period;

(2) Purchase the securities of any single issuer if, as a result, with respect to 75% of a Master Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Master Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Master Portfolio's cash or cash items, investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

(3) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(4) Make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(5) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Master Portfolio's investment program may be deemed to be an underwriting; and provided further, that the purchase by the Master Portfolios of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Master Portfolios shall not constitute an underwriting for purposes of this paragraph;

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Master Portfolios from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

(7) Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments; and

(8) Purchase securities on margin, but each Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

With respect to paragraph (3) above, the 1940 Act currently allows a Master Portfolio to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. With respect to paragraph
(4) above, the 1940 Act and regulatory interpretations currently limit the percentage of a Master Portfolio's securities that may be loaned to one-third of the value of its total assets.

NON-FUNDAMENTAL RESTRICTIONS OF THE MASTER PORTFOLIOS.

(1) Each Master Portfolio may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder; provided, however, that a Master Portfolio, if it has knowledge that its beneficial interests are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act, will not acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on
      Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. Other investment companies in which the Master Portfolios invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Master Portfolios;

(2) Each Master Portfolio may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale,
      (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days;

(3) Each Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily;

(4) Each Master Portfolio may not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs; and

(5) Each Master Portfolio will provide interestholders with at least 60 days' notice of any change to the Master Portfolio's non-fundamental policy to invest at least 90% of the value of the Master Portfolio's net assets, plus the amount of any borrowing for investment purposes, in securities comprising the index that the Master Portfolio tracks. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

Investments and Risks of the Master Portfolios

The Master Portfolios in which the Funds invest may invest in the securities described below. To avoid the need to refer to both the Funds and the Master Portfolios in every instance, references in the following sections to the Funds generally include the Funds and the Master Portfolios.

ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES. The BlackRock Bond Index Fund may invest in asset-backed and commercial mortgage-backed securities. Asset-backed securities are securities backed by installment contracts, credit-card receivables or other assets. Commercial mortgage-backed securities are securities backed by commercial real estate properties. Both asset-backed and commercial mortgage-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made on a regular basis. The payments are, in effect, "passed through" to the holder of the securities (net of any fees paid to the issuer or guarantor of the securities). The average life of asset-backed and commercial mortgage-backed securities varies with the maturities of the underlying instruments and, as a result of prepayments or extensions, can often be shorter or longer (as the case may be) than the original maturity of the assets underlying the securities. For this and other reasons, an asset-backed and commercial mortgage-backed security's stated maturity may be shortened or extended, and the security's total return may be difficult to predict precisely. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit-linked securities. Also see "Mortgage Pass-Through Securities" and "Mortgage Securities."

BONDS. The BlackRock Bond Index Fund invests a substantial portion of its assets in U.S. registered, dollar-denominated bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a "coupon" rate that is fixed for the life of the bond. The value of a fixed-rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed-rate bond's yield (income as a percent of the bond's current value) may differ from its coupon rate as its value rises or falls. When an investor purchases a fixed-rate bond at a price that is greater than its face value, the investor is purchasing the bond at a premium. Conversely, when an investor purchases a fixed-rate bond at a price that is less than its face value, the investor is purchasing the bond at a discount. Fixed-rate bonds that are purchased at a discount pay less current income than securities with comparable yields that are purchased at face value, with the result that prices for such fixed-rate securities can be more volatile than prices for such securities that are purchased at face value. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of "floating-rate" or "variable-rate" bonds fluctuates much less in response to market interest rate movements than the value of fixed-rate bonds. See "Floating-Rate and Variable-Rate Obligations" below. The Fund may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

BORROWING. Each Fund may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage (I.E., risk of gain or loss disproportionately higher than the amount invested) have characteristics similar to borrowings. The Funds maintain liquid assets in connection with those types of transactions.

EQUITY SECURITIES. Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally, particular industries, sectors or geographic regions represented in those markets, or individual issuers. The types of developments that may affect an issuer of an equity security include management performance, financial leverage and reduced demand for the issuer's goods or services. Common and preferred stock represent equity or ownership interests in an issuer. Preferred stock, however, pays dividends at a specified rate and has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

FLOATING-RATE AND VARIABLE-RATE OBLIGATIONS. The BlackRock Bond Index Fund may purchase floating-rate and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, as defined in Rule 2a-7 of the 1940 Act. Variable-rate demand notes including master demand notes are demand obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

These obligations are direct lending arrangements between the lender and borrower. There may not be an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Fund may invest in obligations that are not so rated only if BFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. BFA considers on an ongoing basis the creditworthiness of the issuers of the floating-rate and variable-rate demand obligations in the Fund's portfolio.

FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY TRANSACTIONS.
 Each Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although a Fund will generally purchase securities with the intention of acquiring them, a Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by BFA.

FUTURES CONTRACTS AND OPTIONS TRANSACTIONS. Each Fund may enter into futures contracts and may purchase and write (I.E., sell) options. A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity or financial instrument at a specific price on a specific date in the future. An option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Options on futures contracts are similar to options on securities or currencies except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Futures contracts and options are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are also subject to market risk (I.E., exposure to adverse price changes). In addition, in employing futures contracts as a hedge against cash market price volatility, futures prices may correlate imperfectly with the prices of securities held by a Fund. Similarly, in employing futures contracts as a substitute for purchasing the designated underlying securities, the performance of the futures contract may correlate imperfectly with the performance of the direct investments for which the futures contract is a substitute.

Each Fund may engage only in futures contract transactions involving: (i) the sale of a futures contract (I.E., a short position) to hedge the value of securities held by the Fund; (ii) the purchase of a futures contract when the Fund holds a short position having the same delivery month (I.E., a long position offsetting a short position); or (iii) the purchase of a futures contract to permit the Fund to, in effect, participate in the market for the designated securities underlying the futures contract without actually owning such designated securities. If a Fund enters into a short position in a futures contract as a hedge against anticipated adverse market movements and the market then rises, the increase in the value of the hedged securities will be offset, in whole or in part, by a loss on the futures contract. If, instead, a Fund purchases a futures contract as a substitute for investing in the designated underlying securities, the Fund will experience gains or losses that correspond generally to gains or losses in the underlying securities.

Although each Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If it is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments on variation margin.

Upon the exercise of an option on a futures contract, the writer of the option delivers to the holder of the option the futures position and the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily and that change would be reflected in the value of a Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited to the agreed upon price per share times the number of shares minus the premium received from writing the put.

Each Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 of the U.S. Commodity Exchange Act, as amended (the "Commodity Exchange Act"), and, therefore, neither Fund is subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Each Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments that are not presently contemplated for use by the Fund or that are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund.

HYBRID ARM SECURITIES. Hybrid ARM securities are interests in pools of hybrid adjustable-rate mortgages ("hybrid ARMs"). A hybrid ARM is a mortgage in which the interest rate is fixed for a specified period and then resets periodically, or floats, for the remaining mortgage term. After the initial fixed-interest rate period, the interest rate on a hybrid ARM can be reset by a maximum specified amount to an adjustable rate based on a margin over an identified index. As with other adjustable rate mortgages, the adjustable interest rates on hybrid ARMs are subject to periodic and lifetime caps on the increased rates that mortgagors are required to pay.

Hybrid ARM securities are subject to a combination of the risks associated with fixed-rate and adjustable-rate mortgage-backed securities. If a greater percentage of the mortgage pool backing a hybrid ARM security consists of hybrid ARMS in their initial fixed-rate mode, the hybrid ARM securities will be more susceptible to the risks associated with fixed-rate bonds and mortgage-backed securities. These risks would include possible reductions in market value (i) during periods of rising interest rates and (ii) due to the unanticipated shortening or extension of the security's average life resulting from unforeseen mortgage prepayment patterns. If a greater percentage of the underlying mortgage pool consists of hybrid ARMs in their adjustable-rate mode, the hybrid ARM securities will be more susceptible to the risks associated with capped adjustable-rate securities. These risks include (i) the possibility of reduced yields during periods of falling interest rates, (ii) possible reductions in market value if market interest rates rise above the interest rate caps on the underlying hybrid ARMs, and (iii) possible increases in mortgage default rates to the extent that mortgagors are unable to afford higher adjustable mortgage rates.

Because hybrid ARM securities are more complex than conventional fixed-rate and adjustable-rate mortgage-backed securities, it may be more difficult for investors to analyze and predict how the values of hybrid ARM securities will change in response to market interest rate and credit conditions. As a result of this uncertainty, a hybrid ARM security could suffer from a disproportionate reduction in value or loss of market liquidity during periods of volatile interest rates or credit market disruptions.

ILLIQUID SECURITIES. Each Fund may invest up to 15% of the value of its net assets in securities for which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating-rate and variable-rate demand obligations as to which a Fund cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market, and repurchase agreements providing for settlement more than seven days after notice.

INTEREST-RATE AND INDEX SWAPS.   The BlackRock Bond Index Fund may enter into
interest-rate and index swaps. Interest-rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps (sometimes referred to as total return swaps) involve the exchange by the Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. In each case, the exchange of commitments can involve payments to be made in the same currency or in different currencies. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions.

Swap transactions generally do not involve the delivery of securities or other underlying assets or principal. If a Fund enters into a swap transaction, cash or securities may be posted by or to the Fund as collateral in accordance with the terms of the swap agreement. Upon early termination of a swap agreement due to an event of default or termination event with respect to the Fund or other party, the risk of loss to the Fund would generally be limited to the net amount of payments that the Fund is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction or swap transactions, it is determined that the Fund would be obligated to make a net payment with respect to the swap transaction or swap transactions. In the event the other party to the swap transaction or swap transactions were to owe a net amount to the Fund upon an early termination of the swap agreements as described above, the Fund could be exposed to the risk of loss in the event that any collateral held by the Fund would be insufficient.

INTEREST-RATE FUTURES CONTRACTS AND OPTIONS ON INTEREST-RATE FUTURES
CONTRACTS. The BlackRock Bond Index Fund may invest in interest-rate futures contracts and options on interest-rate futures contracts as a substitute for a comparable market position in the underlying securities. The Fund may also sell options on interest-rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or the degree of correlation between price movements in the options on interest-rate futures and price movements in the Fund's portfolio securities which are the subject of the transaction.

INVESTMENT COMPANIES AND EXCHANGE-TRADED FUNDS. Each Fund may invest in securities issued by other open-end and closed-end investment management companies, including investment companies that are affiliated with the Funds and BFA, to the extent permitted under the 1940 Act. As a general matter, under the 1940 Act, investment in such securities is limited to: (i) 3% of the outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company, and (iii) 10% of a Fund's total assets with respect to all such companies in the aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund. To the extent allowed by law or regulation, each Fund may invest its assets in securities of money market funds, including those advised by BFA or otherwise affiliated with BFA, in excess of the limits discussed above.

The Funds may purchase shares of exchange-traded funds ("ETFs"). Typically, a Fund would purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts-to obtain relatively low-cost exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Fund. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. A Fund may also purchase ETF shares for other purposes, including improving its ability to track its underlying index. The Funds may invest a portion of their assets in shares of ETFs that are advised by BFA. BFA will receive investment advisory fees at both the Fund level and the ETF level for investments by a Fund in shares of an ETF advised by BFA. Because most ETFs are investment companies, a Fund's purchases of ETF shares generally are subject to the 3/5/10% limitations described above. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (I.E., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the stocks owned by the ETF decrease. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of the ETF's shares may trade at a discount to their net asset value ("NAV"); (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

LETTERS OF CREDIT. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) that the BlackRock Bond Index Fund may purchase may be backed by an unconditional and irrevocable letter of credit issued by a bank, savings and loan association or insurance company that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies that, in the opinion of BFA, are of comparable quality to issuers of other permitted investments of such Fund may be used for letter of credit-backed investments.

LOANS OF PORTFOLIO SECURITIES. Each Fund may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with BFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends. A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

Securities lending involves exposure to certain risks, including operational risk (I.E., the risk of losses resulting from problems in the settlement and accounting process), "gap" risk (I.E., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund's securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to a securities lending agent who administers the lending program in accordance with guidelines approved by MIP's Board of Trustees. BlackRock Institutional Trust Company, N.A. ("BTC")** acts as securities lending agent for the Funds, subject to the overall supervision of BFA. BTC receives a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

MORTGAGE PASS-THROUGH SECURITIES. The BlackRock Bond Index Fund may invest in mortgage pass-through securities, which are a category of pass-through securities backed by pools of mortgages and issued by the Government National Mortgage Association ("Ginnie Mae") or by one of several U.S. Government-sponsored entities, such as the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation ("Freddie Mac") or the Federal Home Loan Banks ("FHLBs"). In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a "pool" consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a PRO RATA share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.

A significant portion of the Barclays Capital U.S. Aggregate Bond Index (the "Barclays Aggregate Index") (about __%, as of ____, 2010) represents the U.S. agency mortgage pass-through segment of the U.S. investment-grade bond market. Therefore, a substantial portion of the BlackRock Bond Index Fund is invested to seek exposure to a representative sample of U.S. agency mortgage pass-through securities. The portion of the Barclays Aggregate Index representing the mortgage pass-through segment of the U.S. investment-grade bond market is comprised of multiple pools of mortgage pass-through securities.

Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities. The performance of privately-issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information required to evaluate the practices of these mortgage originators. In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate, and investors in mortgage securities may have to accept, less favorable interest rates or other terms on the mortgages underlying these securities. Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Should the government adopt new laws providing mortgage borrowers with additional rights to renegotiate interest rates, alter terms, obtain orders to modify their mortgage terms through the bankruptcy courts, or otherwise allow borrowers to modify or restructure existing mortgages, this may negatively impact mortgage securities. Although mortgage securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate.
-------
** Prior to December 1, 2009, BlackRock Institutional Trust Company, N.A. was known as Barclays Global Investors, N.A. ("BGI").

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows and value of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome. For these and other reasons, the Fund may obtain exposure to U.S. agency mortgage pass-through securities primarily through the use of "to-be-announced" or "TBA" transactions. "TBA" refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely accepted guidelines that establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to the settlement date. The Fund may use TBA transactions in several ways. For example, the Fund may regularly enter into TBA agreements and "roll over" such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a "TBA roll." In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, the Fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties (such as major broker-dealers) and BFA will monitor the creditworthiness of such counterparties. The use of TBA rolls may cause the Master Portfolio to experience higher portfolio turnover and to pay higher capital gain distributions, which may result in larger amounts of short-term capital gains allocable to interestholders.

MORTGAGE SECURITIES. Mortgage securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations, make payments of both principal and interest at a range of specified intervals; others make semi-annual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

The value of mortgage securities may change due to shifts in the market's perception of the creditworthiness of issuers and changes in interest rates or liquidity. The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities. The performance of privately-issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information required to evaluate the practices of these mortgage originators. In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate and investors in mortgage securities may have to accept less favorable interest rates or other terms on the mortgages underlying these securities. Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Although mortgage securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate.

Non-government mortgage securities may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk. Prepayment risk is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities. In addition, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Also see "Asset-Backed Securities and Commercial Mortgage-Backed Securities," "Hybrid ARM Securities" and "Mortgage Pass-Through Securities."

MUNICIPAL SECURITIES. Municipal securities are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of a municipal security issuer to make payments on that security could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower-rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. Municipal securities in which the BlackRock Bond Index Fund may invest include, but are not limited to, municipal lease obligations and securities issued by entities whose underlying assets are municipal bonds. There is no guarantee that income from municipal securities will be exempt from federal and state taxes. Changes in federal or state tax treatment of municipal securities may make municipal securities less attractive as investments or cause them to lose value.

In addition, the Fund may invest in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable-rate security and the other, a residual interest bond. The interest rate for the variable-rate security is determined by an index or an auction process held approximately every seven to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by each Fund but only to constitute collateral for the seller's obligation to pay the repurchase price, and, in the event of a default by the seller, each Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

In any repurchase transaction, the collateral for a repurchase agreement may include (i) cash items; (ii) obligations issued by the U.S. Government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are rated in the highest rating category generally by at least two nationally recognized statistical rating organizations ("NRSRO"), or, if unrated, determined to be of comparable quality by BFA. Collateral, however, is not limited to the foregoing and may include for example obligations rated below the highest category by NRSROs. Collateral for a repurchase agreement may also include securities that a Fund could not hold directly without the repurchase obligation. Irrespective of the type of collateral underlying the repurchase agreement, in the case of a repurchase agreement entered into by a non-money market fund, the repurchase obligation of a seller must be of comparable credit quality to securities which are rated in one of the two highest rating categories by any NRSRO.

Repurchase agreements pose certain risks for a Fund that utilizes them. Such risks are not unique to the Fund but are inherent in repurchase agreements. The Funds seek to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty's repurchase obligation, the Fund would retain the status of an unsecured creditor of the counterparty (i.e., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction.

RESTRICTED SECURITIES. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling restricted securities may result in a loss or be costly to a Fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended (the "1933 Act"), or in a registered public offering. Where registration is required, the restricted security's holder may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time the holder decides to seek registration and the time the holder may be permitted to sell the security under an effective registration statement. If, during that period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

REVERSE REPURCHASE AGREEMENTS. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally, the effect of such transactions is that a Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if a Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Fund intends to use the reverse repurchase technique only when BFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of a Fund's assets. Each Fund will maintain liquid assets having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

SECURITIES OF NON-U.S. ISSUERS. Each Fund may invest in certain securities of non-U.S. issuers. Investing in the securities of non-U.S. issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or potentially confiscatory taxation or war, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, potential restrictions of the flow of international capital, transaction costs of foreign currency conversions, generally less liquid and less efficient securities markets, generally greater price volatility, less publicly available information about issuers, the imposition of withholding or other taxes, higher transaction and custody costs, delays and risks attendant in settlement procedures, difficulties in enforcing contractual obligations, significantly smaller market capitalization of most non-U.S. securities markets, lesser levels of regulation of the securities markets, and more substantial government interference with the economy. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy with respect to growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. In addition, changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

OBLIGATIONS OF FOREIGN GOVERNMENTS, SUPRANATIONAL ENTITIES AND BANKS. Each Fund may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by BFA to be of comparable quality to the other obligations in which such Fund may invest. The Funds may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the InterAmerican Development Bank. The percentage of each Fund's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

Each Fund may invest a portion of its total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

FOREIGN EQUITY SECURITIES AND DEPOSITARY RECEIPTS. The BlackRock S&P 500 Stock Fund's assets may be invested in the securities of foreign issuers and American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs," sometimes referred to as Continental Depositary Receipts ("CDRs")) of such issuers (ADRs and EDRs or CDRs, collectively "Depositary Receipts").

ADRs and EDRs may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and CDRs are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the U.S. securities markets and EDRs and CDRs in bearer form are designed for use in Europe. The Fund may invest in ADRs, EDRs and CDRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depositary receipts.

SHORT-TERM INSTRUMENTS. Each Fund may invest in various money market instruments. Money market instruments are generally short-term investments that may include but are not limited to: (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit
(CDs), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including non-U.S. branches); (iii) commercial paper; (iv) non-convertible corporate debt securities (E.G., bonds and debentures); (v) repurchase agreements; and (vi) U.S. dollar-denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of BFA, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market mutual funds, including those managed by BFA.

STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES. The BlackRock S&P 500 Stock Fund may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. An index futures contract is a standardized agreement between two parties that commits one party to buy and the other party to sell a stipulated quantity of a market index at a set price on or before a given date in the future. The seller never actually delivers "shares" of the index or shares of all the stocks in the index. Instead, the buyer and the seller settle the difference between the contract price and the market price in cash on the agreed-upon date, with the buyer paying the difference if the actual price is lower than the contract price and the seller paying the difference if the actual price is higher. The Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

An option on a stock index is similar to an option on a stock except that (a) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount depends upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars, multiplied by a specified multiplier. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset a position in stock index options prior to expiration by entering into a closing transaction on an exchange or the writer may let the option expire unexercised.

UNRATED, DOWNGRADED AND BELOW INVESTMENT-GRADE INVESTMENTS. The Funds may purchase an instrument that is not rated if, in the opinion of BFA, such obligation is of an investment quality that is comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by the Fund provided that the amount of such securities held by a Fund does not exceed 5% of the Fund's net assets. To the extent the ratings given by Moody's(Reg. TM) Investors Service, Inc. ("Moody's") or Standard & Poor's(Reg. TM), a division of The McGraw-Hill Companies, Inc. ("S&P") may change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI.

The Funds are not required to sell downgraded securities, and each Fund could hold up to 5% of its net assets in debt securities rated below "Baa" by Moody's or below "BBB" by S&P or, if unrated, low quality (below investment-grade) securities.

Although they may offer higher yields than do higher-rated securities, low-rated and unrated low quality debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low-rated and unrated low quality debt are traded are more limited than those in which higher-rated securities are traded. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of a Fund's interests.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low-rated or unrated low quality debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low-rated or unrated low quality debt securities may be more complex than for issuers of higher-rated securities, and the ability of a Fund to achieve its investment objective may, to the extent it holds low-rated or unrated low quality debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund held exclusively higher-rated or higher quality securities.

Low-rated or unrated low quality debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment-grade securities. The prices of such debt securities have been found to be less sensitive to interest rate changes than higher-rated or higher quality investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low-rated or unrated low quality debt securities prices because the advent of a recession could dramatically lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of the debt securities defaults, the Funds may incur additional expenses to seek recovery.

U.S. GOVERNMENT OBLIGATIONS. The Funds may invest in various types of U.S. government obligations. A U.S. government obligation is a type of bond. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Ginnie Mae certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Fannie Mae, Freddie Mac or FHLB notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

WARRANTS. The BlackRock S&P 500 Stock Fund may invest up to 5% of net assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities), including not more than 2% of its net assets in warrants which are not listed on the New York Stock Exchange ("NYSE") or the NYSE Amex Equities (f/k/a American Stock Exchange). A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Fund may only purchase warrants on securities in which the Fund may invest directly.

THE BLACKROCK S&P 500 STOCK FUND AND S&P 500 STOCK MASTER PORTFOLIO. Neither the Fund nor the Master Portfolio is sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the Fund, the Master Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index that is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund's shares or the timing of the issuance or sale of the Fund's shares or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund's shares.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Portfolio Holdings Information

The Boards of Trustees of the Trust and MIP have adopted a policy regarding the disclosure of portfolio holdings information that requires that such information be disclosed in a manner that (a) is consistent with applicable legal requirements and in the best interests of each Fund's and Master Portfolio's respective shareholders or interestholders, as applicable; (b) does not put the interests of the Investment Adviser, the Trust's distributor, SEI Investments Distribution Co. (the "Distributor" or "SEI"), or any affiliated person of the Funds, the Master Portfolios, the Investment Adviser or the Distributor, above those of the Trust's shareholders and the Master Portfolios' interestholders; (c) does not advantage any current or prospective Fund shareholders or Master Portfolio interestholders over any other current or prospective Fund shareholders or Master Portfolio interestholders; and (d) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements and/or control mechanisms (such as by virtue of duties to the Funds or the Master Portfolios) limiting the use of such information are in effect. None of the Funds, the Master Portfolios, the Investment Adviser or BTC receive any compensation or other consideration in connection with the disclosure of portfolio holdings information pursuant to the arrangements described below.

The policy described herein only relates to the disclosure of portfolio holdings information of the Funds and the Master Portfolios.

SERVICE PROVIDERS. Daily access to information concerning portfolio holdings is permitted, without any lag between the date of the information and the date on which such information is disclosed, (i) to personnel of the Investment Adviser who manage the Master Portfolios' assets ("Portfolio Managers") or who provide administrative, operational, risk management, or other support to the Portfolio Managers ("Support Staff"), and (ii) to other personnel of the Investment Adviser and the Trust's and Master Portfolios' service providers, such as BTC, State Street Bank and Trust Company ("State Street") and SEI, who deal directly with, or assist in, functions related to investment management, administration, custody, and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Master Portfolios and the Funds and the terms of their respective current registration statements. Portfolio Managers and Support Staff may also release and discuss portfolio holdings information with various broker-dealers, including broker-dealers affiliated with the Investment Adviser, in connection with managing the Master Portfolios' assets and settling the Master Portfolios' transactions, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Master Portfolios and the Funds and the terms of their respective current registration statements.

From time to time, portfolio holdings information may also be provided, in the ordinary course of business without any lag between the date of the information and the date on which such information is disclosed (provided that such information is provided no earlier than the close of trading on the same business day as the date of such information), to other persons and entities, including, among others, the Trust's and MIP's Trustees; the auditors of the Funds and the Master Portfolios; counsel to the Trust or MIP, and counsel to the Trustees who are not "interested persons" of the Trust or MIP (as such term is defined in the 1940 Act) (the "Independent Trustees"); pricing service vendors; proxy voting service providers; financial printers; regulatory authorities; stock exchanges and other listing organizations; rating or ranking organizations; or as otherwise required by law or regulation. The following is a list, as of _____, 2010, of all such persons and entities with which the Funds and the Master Portfolios have ongoing arrangements to provide portfolio holdings information: Moody's, Lipper, Inc. and Morningstar, Inc., as the rating organizations for certain of the Master Portfolios; and Interactive Data Corp. and Reuters, as pricing services for the Master Portfolios. Such information is generally provided the first business day following month-end. Any additions, modifications or deletions to the foregoing list that have occurred since _____, 2010 are not reflected. Generally, the above persons and entities are subject to duties of confidentiality arising under law or contract that the Boards of Trustees of the Trust and MIP believe provide an adequate safeguard for such information.

THIRD-PARTY FEEDER FUNDS. Each Master Portfolio provides portfolio holdings information to the sponsors, administrators or other service providers for feeder funds sponsored by institutions not affiliated with BFA that invest in such Master Portfolio (each, a "third-party feeder fund") as may be necessary to (i) conduct business of the third-party feeder funds in the ordinary course in a manner consistent with agreements with the third-party feeder funds and the terms of the Master Portfolio's current registration statement, or (ii) satisfy legal requirements applicable to the third-party feeder funds. Such portfolio holdings information may be provided without any lag between the date of the information and the date on which such information is disclosed. Each third-party feeder fund is subject to the terms and duties of confidentiality of its own portfolio holdings disclosure policy as adopted by its board of directors or trustees (which policy may be different than the Trust's and MIP's policy described herein), and none of BFA, BTC or the Board of Trustees of the Trust or MIP exercises control over any third-party feeder fund's policies. The following is a list, as of _____, 2010, of third-party feeder funds and their service providers with which the Master Portfolios have ongoing arrangements to provide portfolio holdings information: BB&T Equity Index Funds, BB&T Funds, BE Creative, Inc., BISYS Fund Services Limited Partnership, Transamerica Partners Institutional Stock Index Fund, Transamerica Partners Funds Group, Diversified Investors Securities Corp., Homestead Funds, Inc., State Farm S&P 500 Index Fund, State Farm Mutual Fund Trust and State Farm VP Management Corp. Such information is generally provided within five business days following month-end. Any additions, modifications or deletions, to the foregoing list that have occurred since _____, 2010 are not reflected.

BFA, BTC and the Master Portfolios may also provide portfolio holdings information to the sponsors, administrators or other service providers for a potential third-party feeder fund to the extent necessary for such entities to evaluate a potential investment in the relevant Master Portfolio, subject to appropriate confidentiality arrangements limiting the use of such information to that purpose.

SECURITIES AND EXCHANGE COMMISSION FILINGS. Each Fund will disclose its complete portfolio holdings schedule in public filings with the Securities and Exchange Commission ("SEC") on a quarterly basis, based on such Fund's fiscal year, within 70 days after the end of the calendar quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

OTHER PUBLIC DISCLOSURE. A Fund or its related Master Portfolio may voluntarily disclose portfolio holdings information in advance of required filings with the SEC to persons and entities that make such information generally available to interested persons, such as institutional investors and their advisers and representatives. These persons and entities may make such information available through a variety of methods, including without limitation via websites, e-mail and other forms of publication. Such portfolio holdings information may be provided without any lag between the date of the information and the date on which such information is disclosed, provided that such information is provided no earlier than the close of trading on the same business day as the date of such information. No conditions or restrictions are placed on the use of such information because the Funds and the Master Portfolios intend that the persons and entities to which such information is provided will make such information generally available to all interested persons. The following is a list, as of _____, 2010, of all such persons and entities with which the Funds or the Master Portfolios have ongoing arrangements to provide portfolio holdings information and the frequency with which such information is provided: Micropal (monthly) and Bloomberg (monthly). Any additions, modifications or deletions to the foregoing list that have occurred since _____, 2010 are not reflected.

APPROVED RECIPIENTS. The Trust's and the MIP's Chief Compliance Officer may also authorize disclosure of portfolio holdings information to approved recipients pursuant to the above policy.

The Boards of Trustees of the Trust and MIP review the above policy and the procedures with respect to the disclosure of portfolio holdings information at least annually. There can be no assurance that the Trust's and MIP's policy and procedures with respect to disclosure of portfolio holdings information will prevent the misuse of such information by persons that receive such information.

Management

The Board of Trustees of the Trust (the "Board") consists of thirteen individuals (each, a "Trustee"), eleven of whom are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees"). The same individuals serve on the Board of Trustees of the MIP. The registered investment companies advised by BFA or its affiliates (the "BlackRock-advised Funds") are organized into one complex of closed-end funds, two complexes of open-end funds (the Equity-Liquidity Complex and the Equity-Bond Complex) and one complex of exchange-traded funds (each, a "BlackRock Fund Complex"). The Trust is included in the BlackRock Fund Complex referred to as the Equity-Liquidity Complex. The Trustees also oversee as board members the operations of the other open-end registered investment companies included in the Equity-Liquidity Complex. The address for each Trustee and Officer is Park Avenue Plaza, 40 East 52nd Street, New York, NY 10055.

The Board has overall responsibility for the oversight of the Trust and the Funds. The Co-Chairs of the Board are Independent Trustees, and the Chair of each Board committee (each, a "Committee") is an Independent Trustee. The Board has five standing Committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee. The Board also has one ad hoc committee, the Joint Product Pricing Committee. The role of the Co-Chairs of the Board is to preside at all meetings of the Board, and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chair of each Committee performs a similar role with respect to the Committee. The Co-Chairs of the Board or the Chair of a Committee may also perform such other functions as may be delegated by the Board or the Committee from time to time. The Independent Trustees meet regularly outside the presence of Trust management, in executive session or with other service providers to the Trust and the Funds. The Board has regular meetings five times a year, and may hold special meetings if required before its next regular meeting. Each Committee meets regularly to conduct the oversight functions delegated to that Committee by the Board and reports its findings to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board's leadership structure is appropriate because it allows the Board to exercise independent judgment over management and to allocate areas of responsibility among Committees and the full Board to enhance effective oversight.

The Board has engaged BFA to manage the Funds on a day-to-day basis. The Board is responsible for overseeing BFA, other service providers, the operations of the Funds and associated risk in accordance with the provisions of the 1940 Act, state law, other applicable laws, the Trust's charter, and the Funds' investment objectives and strategies. The Board reviews, on an ongoing basis, the Funds' performance, operations, and investment strategies and techniques. The Board also conducts reviews of BFA and its role in running the operations of the Funds.

Day-to-day risk management with respect to the Funds is the responsibility of BFA or of subadvisers or other service providers (depending on the nature of the risk), subject to the supervision of BFA. The Funds are subject to a number of risks, including investment, compliance, operational and valuation risks, among others. While there are a number of risk management functions performed by BFA and the subadvisers or other service providers, as applicable, it is not possible to eliminate all of the risks applicable to the Funds. Risk oversight forms part of the Board's general oversight of the Funds and is addressed as part of various Board and Committee activities. The Board, directly or through a Committee, also reviews reports from, among others, management, the independent registered public accounting firm for the Funds, subadvisers, and internal auditors for the investment adviser or its affiliates, as appropriate, regarding risks faced by the Funds and management's or the service provider's risk functions. The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of the Funds' activities and associated risks. The Board has appointed a Chief Compliance Officer, who oversees the implementation and testing of the Funds' compliance program and reports to the Board regarding compliance matters for the Funds and their service providers. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The members of the Audit Committee are Kenneth L. Urish (Chair), Herbert I. London and Frederick W. Winter, all of whom are Independent Trustees. The principal responsibilities of the Audit Committee are to approve the selection, retention, termination and compensation of the Trust's independent registered public accounting firm (the "independent auditors") and to oversee the independent auditors' work. The Audit Committee's responsibilities include, without limitation, to (1) evaluate the qualifications and independence of the independent auditors; (2) approve all audit engagement terms and fees for each Fund; (3) review the conduct and results of each independent audit of each Fund's financial statements; (4) review any issues raised by the independent auditors or Trust management regarding the accounting or financial reporting policies and practices of each Fund and the internal controls of each Fund and certain service providers; (5) oversee the performance of each Fund's internal audit function provided by its investment adviser, administrator, pricing agent or other service provider; (6) discuss with Trust management its policies regarding risk assessment and risk management and (7) resolve any disagreements between Trust management and the independent auditors regarding financial reporting. The Board has adopted a written charter for the Audit Committee. During the fiscal year ended December 31, 2009, the Audit Committee met one time.

The members of the Governance and Nominating Committee (the "Governance Committee") are Dr. Matina Horner (Chair), Cynthia A. Montgomery and Robert C. Robb, Jr., all of whom are Independent Trustees. The principal responsibilities of the Governance Committee are to (1) identify individuals qualified to serve as Independent Trustees of the Trust and recommend Independent Trustee nominees for election by shareholders or appointment by the Board; (2) advise the Board with respect to Board composition, procedures and committees (other than the Audit Committee); (3) oversee periodic self-assessments of the Board and committees of the Board (other than the Audit Committee); (4) review and make recommendations regarding Independent Trustee compensation; and (5) monitor corporate governance matters and develop appropriate recommendations to the Board. The Governance Committee may consider nominations for the office of Trustee made by Fund shareholders as it deems appropriate. Fund shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance Committee. During the fiscal year ended December 31, 2009, the Governance Committee met one time.

The members of the Compliance Committee are Joseph P. Platt, Jr. (Chair), Cynthia A. Montgomery and Robert C. Robb, Jr., all of whom are Independent Trustees. The Compliance Committee's purpose is to assist the Board in fulfilling its responsibility to oversee regulatory and fiduciary compliance matters involving the Trust, the Fund-related activities of BlackRock and the Trust's third party service providers. The Compliance Committee's responsibilities include, without limitation, to (1) oversee the compliance policies and procedures of the Trust and its service providers and recommend changes or additions to such policies and procedures; (2) review information on and, where appropriate recommend policies concerning, the Trust's compliance with applicable law; and (3) review reports from, oversee the annual performance review of, and make certain recommendations regarding the Trust's Chief Compliance Officer. The Board has adopted a written charter for the Compliance Committee. During the fiscal year ended December 31, 2009, the Compliance Committee met two times.

The members of the Performance Oversight and Contract Committee (the "Performance Oversight Committee") are David O. Beim (Chair), Toby Rosenblatt (Vice Chair), Ronald W. Forbes and Rodney D. Johnson, all of whom are Independent Trustees. The Performance Oversight Committee's purpose is to assist the Board in fulfilling its responsibility to oversee each Fund's investment performance relative to its agreed-upon performance objectives and to assist the Independent Trustees in their consideration of investment advisory agreements. The Performance Oversight Committee's responsibilities include, without limitation, to (1) review each Fund's investment objectives, policies and practices and each Fund's investment performance; (2) review personnel and resources devoted to management of each Fund and evaluate the nature and quality of information furnished to the Performance Oversight Committee; (3) recommend any required action regarding change in fundamental and non-fundamental investment policies and restrictions, fund mergers or liquidations; (4) request and review information on the nature, extent and quality of services provided to the shareholders; and (5) make recommendations to the Board concerning the approval or renewal of investment advisory agreements. The Board has adopted a written charter for the Performance Oversight Committee. During the fiscal year ended December 31, 2009, the Performance Oversight Committee met one time.

The Boards of the Equity-Liquidity Complex, the Equity-Bond Complex and the closed-end BlackRock Fund Complex, established the ad hoc Joint Product Pricing Committee (the "Product Pricing Committee") comprised of eight members drawn from the independent board members serving on the boards of these BlackRock Fund Complexes. Ronald W. Forbes and Rodney D. Johnson are members of the Product Pricing Committee representing the Equity-Liquidity Complex. One independent board member representing the closed-end BlackRock Fund Complex and five independent board members representing the Equity-Bond Complex serve on the Product Pricing Committee. The Product Pricing Committee is chaired by an independent board member from the Equity-Bond Complex. The purpose of the Product Pricing Committee is to review the components and pricing structure of the non-money market funds in the BlackRock Fund Complexes. The Product Pricing Committee was formed on June 4, 2009, and for the period from June 4, 2009 to December 31, 2009, the Product Pricing Committee met [__] times.

The members of the Executive Committee are Ronald W. Forbes and Rodney D. Johnson, both of whom are Independent Trustees, and Richard S. Davis, who serves as an interested Trustee. The principal responsibilities of the Executive Committee are to (1) act on routine matters between meetings of the Board; (2) act on such matters as may require urgent action between meetings of the Board; and (3) exercise such other authority as may from time to time be delegated to the Executive Committee by the Board. The Board has adopted a written charter for the Executive Committee. During the fiscal year ended December 31, 2009, the Executive Committee met one time.

The Governance Committee has adopted a statement of policy that describes the experience, qualifications, skills and attributes that are necessary and desirable for potential Independent Trustee candidates (the "Statement of Policy"). The Board believes that each Independent Trustee satisfied, at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. Furthermore, in determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, skills, attributes and qualifications, which allow the Board to operate effectively in governing the Trust and protecting the interests of shareholders. Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Trust's investment adviser, sub-advisers, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties as Trustees. Each Trustee's ability to perform his or her duties effectively is evidenced by his or her educational background or professional training; business, consulting, public service or academic positions; experience from service as a board member of the Trust and the other funds in the BlackRock Fund Complex (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; ongoing commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout the years; or other relevant life experiences. Information about the specific experience, skills, attributes and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a Trustee of the Trust, is provided below, in "Biographical Information."

Certain biographical and other information relating to the Trustees of the Trust is set forth below, including their age, their principal occupations for at least the last five years, the length of time served, the total number of investment companies and portfolios overseen in the BlackRock-advised funds and any public directorships.

                                                                                                NUMBER OF
                                                                                               BLACKROCK-
                                                                                                 ADVISED
                                                                                               REGISTERED
                                                                                               INVESTMENT
                                                                                                COMPANIES
                                                                                                 ("RICS"
                                                                                              CONSISTING OF
                                                                                               INVESTMENT
                              POSITION(S)      LENGTH OF                                       PORTFOLIOS
            NAME               HELD WITH          TIME           PRINCIPAL OCCUPATION(S)     ("PORTFOLIOS")      PUBLIC
           AND AGE             THE TRUST       SERVED/2/         DURING PAST FIVE YEARS         OVERSEEN      DIRECTORSHIPS
---------------------------- ------------- ----------------- ------------------------------ ---------------- --------------
Independent Trustees/1/
-----------------------
David O. Beim/3/             Trustee       2009 to present   Professor of Finance and       36 RICs          None
(69)                                                         Economics at the Columbia      consisting of
                                                             University Graduate School     106 Portfolios
                                                             of Business since 1991;
                                                             Trustee, Phillips Exeter
                                                             Academy since 2002;
                                                             Chairman, Wave Hill, Inc.
                                                             (public garden and cultural
                                                             center) from 1990 to 2006.

Ronald W. Forbes/4/          Trustee       2009 to present   Professor Emeritus of          36 RICs          None
(69)                                                         Finance, School of Business,   consisting of
                                                             State University of New York   106 Portfolios
                                                             at Albany since 2000.

Dr. Matina S. Horner/5/      Trustee       2009 to present   Executive Vice President of    36 RICs          NSTAR
(70)                                                         Teachers Insurance and         consisting of    (electric and
                                                             Annuity Association and        106 Portfolios   gas utility)
                                                             College Retirement Equities
                                                             Fund from 1989 to 2003.

Rodney D. Johnson/4/         Trustee       2009 to present   President, Fairmont Capital    36 RICs          None
(68)                                                         Advisors, Inc. since 1987;     consisting of
                                                             Director, Fox Chase Cancer     106 Portfolios
                                                             Center since 2002; Member
                                                             of Archdiocesan Investment
                                                             Committee of the
                                                             Archdiocese of Philadelphia
                                                             since 2003; Director, The
                                                             Committee of Seventy (civic)
                                                             since 2006.


                                                                                                 NUMBER OF
                                                                                                BLACKROCK-
                                                                                                  ADVISED
                                                                                                REGISTERED
                                                                                                INVESTMENT
                                                                                                 COMPANIES
                                                                                                  ("RICS"
                                                                                               CONSISTING OF
                                                                                                INVESTMENT
                              POSITION(S)      LENGTH OF                                        PORTFOLIOS
            NAME               HELD WITH          TIME           PRINCIPAL OCCUPATION(S)      ("PORTFOLIOS")         PUBLIC
           AND AGE             THE TRUST       SERVED/2/          DURING PAST FIVE YEARS         OVERSEEN        DIRECTORSHIPS
---------------------------- ------------- ----------------- ------------------------------- ---------------- -------------------
Herbert I. London            Trustee       2009 to present   Professor Emeritus, New         36 RICs          AIMS
(70)                                                         York University since 2005;     consisting of    Worldwide,
                                                             John M. Olin Professor of       106 Portfolios   Inc.
                                                             Humanities, New York                                 (marketing)
                                                             University from 1993 to 2005
                                                             and Professor thereof from
                                                             1980 to 2005; President,
                                                             Hudson Institute (policy
                                                             research organization) since
                                                             1997 and Trustee thereof
                                                             since 1980; Chairman of the
                                                             Board of Trustees for
                                                             Grantham University since
                                                             2006; Director, InnoCentive,
                                                             Inc. (strategic solutions
                                                             company) since 2005;
                                                             Director of Cerego, LLC
                                                             (software development and
                                                             design) since 2005.

Cynthia A.                   Trustee       2009 to present   Professor, Harvard Business     36 RICs          Newell
Montgomery                                                   School since 1989; Director,    consisting of    Rubbermaid,
(57)                                                         Harvard Business School         106 Portfolios   Inc.
                                                             Publishing since 2005;                           (manufacturing)
                                                             Director, McLean Hospital
                                                             since 2005.

Joseph P. Platt, Jr./6/      Trustee       2009 to present   Director, The West Penn         36 RICs          Greenlight
(62)                                                         Allegheny Health System (a      consisting of    Capital Re,
                                                             not-for-profit health system)   106 Portfolios   Ltd
                                                             since 2008; Director, Jones                      (reinsurance
                                                             and Brown (Canadian                              company);
                                                             insurance broker) since                          WQED Multi-
                                                             1998; General Partner, Thorn                     Media (public
                                                             Partner, LP (private                             broadcasting
                                                             investment) since 1998;                          not-for-
                                                             Partner Amarna Corporation,                      profit)
                                                             LLC (private investment
                                                             company) from 2002 to
                                                             2008.

Robert C. Robb, Jr.          Trustee       2009 to present   Partner, Lewis, Eckert, Robb    36 RICs          None
(64)                                                         and Company (management         consisting of
                                                             and financial consulting        106 Portfolios
                                                             firm) since 1981.


                                                                                                 NUMBER OF
                                                                                                BLACKROCK-
                                                                                                  ADVISED
                                                                                                REGISTERED
                                                                                                INVESTMENT
                                                                                                 COMPANIES
                                                                                                  ("RICS"
                                                                                               CONSISTING OF
                                                                                                INVESTMENT
                              POSITION(S)      LENGTH OF                                        PORTFOLIOS
            NAME               HELD WITH          TIME           PRINCIPAL OCCUPATION(S)      ("PORTFOLIOS")        PUBLIC
           AND AGE             THE TRUST       SERVED/2/          DURING PAST FIVE YEARS         OVERSEEN       DIRECTORSHIPS
---------------------------- ------------- ----------------- ------------------------------- ---------------- -----------------
Toby Rosenblatt/7/           Trustee       2009 to present   President, Founders             36 RICs          A.P. Pharma
(71)                                                         Investments Ltd. (private       consisting of    Inc. (specialty
                                                             investments) since 1999;        106 Portfolios   pharmaceuticals)
                                                             Director, College Access
                                                             Foundation of California
                                                             (philanthropic foundation)
                                                             since 2009; Director, Forward
                                                             Management, LLC since
                                                             2007; Director, the James
                                                             Irvine Foundation
                                                             (philanthropic foundation)
                                                             since 1997; Trustee, State
                                                             Street Research Mutual
                                                             Funds from 1990 to 2005;
                                                             Trustee, Metropolitan Series
                                                             Funds, Inc. from 2001 to
                                                             2005.

Kenneth L. Urish/8/          Trustee       2009 to present   Managing Partner, Urish         36 RICs          None
(58)                                                         Popeck & Co., LLC (certified    consisting of
                                                             public accountants and          106 Portfolios
                                                             consultants) since 1976;
                                                             Member of External Advisory
                                                             Board, the Pennsylvania
                                                             State University Accounting
                                                             Department since 2001;
                                                             Trustee, The Holy Family
                                                             Foundation since 2001;
                                                             Committee Member,
                                                             Professional Ethics
                                                             Committee of the
                                                             Pennsylvania Institute of
                                                             Certified Public Accountants
                                                             since 2007; President and
                                                             Trustee, Pittsburgh Catholic
                                                             Publishing Associates from
                                                             2003 to 2008; Director, Inter-
                                                             Tel from 2006 to 2007.


                                                                                                  NUMBER OF
                                                                                                 BLACKROCK-
                                                                                                   ADVISED
                                                                                                 REGISTERED
                                                                                                 INVESTMENT
                                                                                                  COMPANIES
                                                                                                   ("RICS"
                                                                                                CONSISTING OF
                                                                                                 INVESTMENT
                              POSITION(S)      LENGTH OF                                         PORTFOLIOS
            NAME               HELD WITH          TIME            PRINCIPAL OCCUPATION(S)      ("PORTFOLIOS")      PUBLIC
           AND AGE             THE TRUST       SERVED/2/          DURING PAST FIVE YEARS          OVERSEEN      DIRECTORSHIPS
---------------------------- ------------- ----------------- -------------------------------- ---------------- --------------
Frederick W. Winter          Trustee       2009 to present   Professor and Dean Emeritus      36 RICs          None
(64)                                                         of the Joseph M. Katz School     consisting of
                                                             of Business, University of       106 Portfolios
                                                             Pittsburgh since 2005 and
                                                             dean thereof from 1997 to
                                                             2005; Director, Alkon
                                                             Corporation (pneumatics)
                                                             since 1992; Director,
                                                             Indotronix International (IT
                                                             services) from 2004 to 2008;
                                                             Director Tippman Sports
                                                             (recreation) since 2005.

Interested Trustees/1,9/
------------------------
Richard S. Davis             Trustee       2009 to present   Managing Director,               170 RICs         None
(64)                                                         BlackRock, Inc. since 2005;      consisting of
                                                             Chief Executive Officer, State   300 Portfolios
                                                             Street Research &
                                                             Management Company from
                                                             2000 to 2005; Chairman of
                                                             the Board of Trustees, State
                                                             Street Research Mutual
                                                             Funds from 2000 to 2005;
                                                             Chairman, SSR Realty from
                                                             2000 to 2004.

Henry Gabbay                 Trustee       2009 to present   Consultant, BlackRock, Inc.      170 RICs         None

(62)                                                         from 2007 to 2008;               consisting of
                                                             Managing Director,               300 Portfolios
                                                             BlackRock, Inc. from 1989 to
                                                             2007; Formerly Chief
                                                             Administrative Officer,
                                                             BlackRock Advisors, LLC
                                                             from 1998 to 2007; President
                                                             of BlackRock Funds and
                                                             BlackRock Bond Allocation
                                                             Target Shares from 2005 to
                                                             2007 and Treasurer of
                                                             certain closed-end funds in
                                                             the BlackRock fund complex
                                                             from 1989 to 2006.

-------
/1/ Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board of Trustees has approved one-year extensions in the terms of Trustees who turn 72 prior to December 31, 2013.
/2/ In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. ("BlackRock") in December 2009, the Trustees were elected to the Trust's Board. As a result, although the chart shows the Trustees as joining the Trust's board in 2009, each Trustee first became a member of the boards of other funds advised by BlackRock or its affiliates as follows:
     David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, Jr., 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.
/3/  Chair of the Performance Oversight Committee.
/4/  Co-Chair of the Board of Trustees.
/5/  Chair of the Governance Committee.
/6/  Chair of the Compliance Committee.
/7/  Vice Chair of the Performance Oversight Committee.
/8/  Chair of the Audit Committee.
/9/ Mr. Davis is an "interested person," as defined in the 1940 Act, of the Trust based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an "interested person" of the Trust based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities.

Certain biographical and other information relating to the officers of the Trust is set forth below, including their age, their principal occupations for at least the last five years, the length of time served, the total number of investment companies and portfolios overseen in the BlackRock-advised funds and any public directorships.

OFFICERS

                                                                                              NUMBER OF
                                                                                             BLACKROCK-
                                                                                               ADVISED
                                                                                             REGISTERED
                                                                                             INVESTMENT
                                                                                              COMPANIES
                                                                                               ("RICS"
                                                                                            CONSISTING OF
                                                                                             INVESTMENT
                                                                                             PORTFOLIOS
         NAME           POSITION(S) HELD      LENGTH OF        PRINCIPAL OCCUPATION(S)     ("PORTFOLIOS")      PUBLIC
   AND YEAR OF BIRTH     WITH THE TRUST      TIME SERVED        DURING PAST FIVE YEARS        OVERSEEN      DIRECTORSHIPS
---------------------- ------------------ ----------------- ----------------------------- ---------------- --------------
Trust Officers/1/
-----------------

Anne F. Ackerley       President and      2009 to present   Managing Director of          170 RICs         None
1962                   Chief Executive                      BlackRock, Inc. since 2000;   consisting of
                       Officer                              Vice President of the         300 Portfolios
                                                            BlackRock-advised funds
                                                            from 2007 to 2009; Chief
                                                            Operating Officer of
                                                            BlackRock's Account
                                                            Management Group (AMG)
                                                            since 2009; Chief Operating
                                                            Officer of BlackRock's U.S.
                                                            Retail Group from 2006 to
                                                            2009; Head of BlackRock's
                                                            Mutual Fund Group from
                                                            2000 to 2006.

Richard Hoerner, CFA   Vice President     2009 to present   Managing Director of          24 RICs          None
1958                                                        BlackRock, Inc. since 2000;   consisting of
                                                            Co-head of BlackRock's Cash   62 Portfolios
                                                            Management Portfolio
                                                            Management Group since
                                                            2002; Member of the Cash
                                                            Management Group
                                                            Executive Committee since
                                                            2005; Director of BlackRock,
                                                            Inc. since 1998.


                                                                                               NUMBER OF
                                                                                              BLACKROCK-
                                                                                                ADVISED
                                                                                              REGISTERED
                                                                                              INVESTMENT
                                                                                               COMPANIES
                                                                                                ("RICS"
                                                                                             CONSISTING OF
                                                                                              INVESTMENT
                                                                                              PORTFOLIOS
         NAME           POSITION(S) HELD      LENGTH OF         PRINCIPAL OCCUPATION(S)     ("PORTFOLIOS")      PUBLIC
   AND YEAR OF BIRTH     WITH THE TRUST      TIME SERVED        DURING PAST FIVE YEARS         OVERSEEN      DIRECTORSHIPS
---------------------- ------------------ ----------------- ------------------------------ ---------------- --------------
Jeffrey Holland, CFA   Vice President     2009 to present   Director of BlackRock, Inc.    71 RICs          None
1971                                                        since 2006; Chief Operating    consisting of
                                                            Officer of BlackRock's U.S.    204 Portfolios
                                                            Retail Group since 2009; Co-
                                                            head of Product
                                                            Development and
                                                            Management for BlackRock's
                                                            U.S. Retail Group from 2007
                                                            to 2009; Product Manager of
                                                            Raymond James &
                                                            Associates from 2003 to
                                                            2006.

Brendan Kyne           Vice President     2009 to present   Director of BlackRock, Inc.    170 RICs         None
1977                                                        since 2008; Head of Product    consisting of
                                                            Development and                300 Portfolios
                                                            Management for BlackRock's
                                                            U.S. Retail Group since 2009,
                                                            co-head thereof from 2007
                                                            to 2009; Vice President of
                                                            BlackRock, Inc. from 2005 to
                                                            2008; Associate of
                                                            BlackRock, Inc. from 2002 to
                                                            2004.

Simon Mendelson        Vice President     2009 to present   Managing Director of           24 RICs          None
1964                                                        BlackRock, Inc. since 2005;    consisting of
                                                            Chief Operating Officer and    62 Portfolios
                                                            head of the Global Client
                                                            Group for BlackRock's Global
                                                            Cash Management Business
                                                            since 2007; Head of
                                                            BlackRock's Strategy and
                                                            Development Group from
                                                            2005 to 2007; Partner of
                                                            McKinsey & Co. from 1997 to
                                                            2005.


                                                                                                  NUMBER OF
                                                                                                 BLACKROCK-
                                                                                                   ADVISED
                                                                                                 REGISTERED
                                                                                                 INVESTMENT
                                                                                                  COMPANIES
                                                                                                   ("RICS"
                                                                                                CONSISTING OF
                                                                                                 INVESTMENT
                                                                                                 PORTFOLIOS
          NAME            POSITION(S) HELD      LENGTH OF         PRINCIPAL OCCUPATION(S)      ("PORTFOLIOS")      PUBLIC
    AND YEAR OF BIRTH      WITH THE TRUST      TIME SERVED         DURING PAST FIVE YEARS         OVERSEEN      DIRECTORSHIPS
------------------------ ------------------ ----------------- ------------------------------- ---------------- --------------
Brian Schmidt            Vice President     2009 to present   Managing Director of            71 RICs          None
1958                                                          BlackRock, Inc. since 2004;     consisting of
                                                              Various positions with U.S.     204 Portfolios
                                                              Trust Company from 1991 to
                                                              2003: Director from 2001 to
                                                              2003, Senior Vice President
                                                              from 1998 to 2003; Vice
                                                              President, Chief Financial
                                                              Officer and Treasurer of
                                                              Excelsior Funds, Inc.,
                                                              Excelsior Tax-Exempt Funds,
                                                              Inc. and Excelsior Funds
                                                              Trust from 2001 to 2003.

Christopher Stavrakos,   Vice President     2009 to present   Managing Director of            24 RICs          None
CFA                                                           BlackRock, Inc. since 2006;     consisting of
1959                                                          Co-head of BlackRock's Cash     62 Portfolios
                                                              Management Portfolio
                                                              Management Group since
                                                              2006; Senior Vice President,
                                                              CIO, and Director of Liability
                                                              Management for the
                                                              Securities Lending Group at
                                                              Mellon Bank from 1999 to
                                                              2006.

Neal J. Andrews          Chief Financial    2009 to present   Managing Director of            170 RICs         None
1966                     Officer and                          BlackRock, Inc. since 2006;     consisting of
                         Assistant                            Senior Vice President and       300 Portfolios
                         Treasurer                            Line of Business Head of
                                                              Fund Accounting and
                                                              Administration at PNC
                                                              Global Investment Servicing
                                                              (U.S.) Inc. from 1992 to
                                                              2006.

Jay M. Fife              Treasurer          2009 to present   Managing Director of            170 RICs         None
1970                                                          BlackRock, Inc. since 2007      consisting of
                                                              and Director in 2006;           300 Portfolios
                                                              Assistant Treasurer of the
                                                              Merrill Lynch Investment
                                                              Managers, L.P. ("MLIM") and
                                                              Fund Asset Management,
                                                              L.P. advised funds from 2005
                                                              to 2006; Director of MLIM
                                                              Fund Services Group from
                                                              2001 to 2006.


                                                                                                NUMBER OF
                                                                                               BLACKROCK-
                                                                                                 ADVISED
                                                                                               REGISTERED
                                                                                               INVESTMENT
                                                                                                COMPANIES
                                                                                                 ("RICS"
                                                                                              CONSISTING OF
                                                                                               INVESTMENT
                                                                                               PORTFOLIOS
        NAME         POSITION(S) HELD      LENGTH OF             PRINCIPAL OCCUPATION(S)     ("PORTFOLIOS")      PUBLIC
 AND YEAR OF BIRTH    WITH THE TRUST      TIME SERVED             DURING PAST FIVE YEARS        OVERSEEN      DIRECTORSHIPS
------------------- ------------------ ---------------------- ----------------------------- ---------------- --------------
Brian P. Kindelan   Chief              2009 to present        Chief Compliance Officer of   170 RICs         None
1959                Compliance                                the BlackRock-advised funds   consisting of
                    Officer and                               since 2007; Managing          300 Portfolios
                    Anti-Money                                Director and Senior Counsel
                    Laundering                                of BlackRock, Inc. since
                    Compliance                                2005; formerly Director and
                    Officer                                   Senior Counsel of BlackRock
                                                              Advisors, Inc. from 2001 to
                                                              2004.

Howard B. Surloff   Secretary          2009 to present        Managing Director and General 170 RICs         None
1965                                                          Counsel of U.S. Funds at      consisting of
                                                              BlackRock, Inc. since 2006;   300 Portfolios
                                                              General Counsel (U.S.) of
                                                              Goldman Sachs Asset
                                                              Management, L.P. from 1993
                                                              to 2006.

-------
/1/  Officers of the Trust serve at the pleasure of the Board of Trustees.

BENEFICIAL EQUITY OWNERSHIP INFORMATION. The table below shows for each Trustee the amount of interests in each Fund beneficially owned by the Trustee and the aggregate value of all investments in equity securities within the same family of investment companies.

DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS AND THE
FAMILY OF INVESTMENT COMPANIES (AS OF DECEMBER 31, 2009)
--------------------------------------------------------

                                                                                  AGGREGATE DOLLAR
                                                                                 RANGE OF SECURITIES
                                                    BLACKROCK S&P 500 STOCK         IN THE FAMILY
 INTERESTED TRUSTEE    BLACKROCK BOND INDEX FUND              FUND             OF INVESTMENT COMPANIES
--------------------  ---------------------------  -------------------------  ------------------------
Richard S. Davis      0                            0                          over $100,000

Henry Gabbay          0                            0                          over $100,000


                                                                                    AGGREGATE DOLLAR
                                                                                   RANGE OF SECURITIES
                                                      BLACKROCK S&P 500 STOCK         IN THE FAMILY
 INDEPENDENT TRUSTEES    BLACKROCK BOND INDEX FUND              FUND             OF INVESTMENT COMPANIES
----------------------  ---------------------------  -------------------------  ------------------------
David O. Beim           0                            0                          0

Ronald W. Forbes        0                            0                          over $100,000

Dr. Matina S. Horner    0                            0                          over $100,000

Rodney D. Johnson       0                            0                          over $100,000

Herbert I. London       0                            0                          between $50,001
                                                                                - $100,000

Cynthia A.              0                            0                          over $100,000
Montgomery

Joseph P. Platt, Jr.    0                            0                          over $100,000

Robert C. Robb, Jr.     0                            0                          over $100,000

Toby Rosenblatt         0                            0                          over $100,000

Kenneth L. Urish        0                            0                          between $50,001
                                                                                - $100,000

Frederick W. Winter     0                            0                          over $100,000


OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. As of December 31, 2009, the Trustees and officers of the Trust as a group owned an aggregate of less than 1% of the outstanding shares of any Fund. As of December 31, 2009, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of affiliates of the Investment Adviser.

COMPENSATION OF TRUSTEES. Effective December 1, 2009, each Trustee who is an Independent Trustee is paid as compensation an annual retainer of $250,000 per year for his or her services as a Board member to the BlackRock-advised Funds in the Equity-Liquidity Complex, including the Trust and MIP, and a $5,000 Board meeting fee to be paid for each in-person Board meeting attended (a $2,500 Board meeting fee for telephonic attendance at regular Board meetings), for up to five Board meetings held in a calendar year (compensation for meetings in excess of this number to be determined on a case by case basis), together with out of pocket expenses in accordance with a Board policy on travel and other business expenses relating to attendance at meetings. The Co-Chairs of the Boards of Trustees are each paid an additional annual retainer of $45,000. The Chairs of the Audit Committees, Compliance Committees, Governance Committees and Performance Oversight Committees and the Vice-Chair of the Performance Committees are each paid an additional annual retainer of $25,000. The

Chair of the Joint Product Pricing Committee, who oversees funds in the Equity-Bond Complex, is paid an annual retainer of $25,000 that is allocated among all of the non-money market funds in the Equity-Liquidity, the Equity-Bond and the closed-end BlackRock Fund Complexes.

Mr. Gabbay is an interested Trustee of the Trust and serves as an interested board member of the other funds which comprise the Equity-Liquidity, the Equity-Bond and the closed-end BlackRock Fund Complexes. Mr. Gabbay receives as compensation for his services as a board member of each of these three BlackRock Fund Complexes, (i) an annual retainer of $487,500, paid quarterly in arrears, allocated to the BlackRock-advised Funds in these three BlackRock Fund Complexes, including the Trust and MIP, and (ii) with respect to each of the two open-end BlackRock Fund Complexes, a board meeting fee of $3,750 (with respect to meetings of the Equity-Liquidity Complex) and $18,750 (with respect to meetings of the Equity-Bond Complex) to be paid for attendance at each board meeting up to five board meetings held in a calendar year by each such Complex (compensation for meetings in excess of this number to be determined on a case by case basis). Mr. Gabbay will also be reimbursed for out of pocket expenses in accordance with a board policy on travel and other business expenses relating to attendance at meetings. Mr. Gabbay's compensation for serving on the boards of funds in these three BlackRock Fund Complexes (including the Trust and MIP) is equal to 75% of each retainer and, as applicable, of each meeting fee (without regard to additional fees paid to Board and Committee chairs) received by the independent board members serving on such boards. The Board or any other BlackRock-advised Fund may modify the board members' compensation from time to time depending on market conditions and Mr. Gabbay's compensation would be impacted by those modifications.

Each of the Independent Trustees, Mr. Gabbay and Mr. O'Brien agreed to a 10% reduction in their compensation described above for the period December 1, 2009 through December 31, 2009.

From January 1, 2009 through November 30, 2009, the Trust paid each Independent Trustee then in office the Trust's allocable share of the following Independent Trustee fees and expenses: (i) an annual base fee of $60,000; (ii) a per meeting fee of $6,000 for meetings of the Board attended by the Trustee; (iii) a committee meeting fee of $2,500 for each Audit Committee meeting attended by the Trustee; and (iv) a committee meeting fee of $2,000 for each Nominating and Governance Committee meeting attended by the Trustee. The Chairperson of the Audit Committee was paid the Trust's allocable share of an annual fee of $10,000 and the Chairperson of the Nominating and Governance Committee was paid the Trust's allocable share of an annual fee of $5,000. The Lead Independent Trustee was paid the Trust's allocable share of an additional annual base fee of $17,500. These Independent Trustee fees and expenses were allocated between the Trust and MIP, based on their respective assets under management.

The Trust reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending Board and committee meetings. Currently, the Trustees do not receive any retirement benefits or deferred compensation from the fund complex, as defined in Form N-1A under the 1940 Act.

As of December 1, 2009, the members of the Board of Trustees of the Trust listed below resigned (each, a "Previous Trustee"). The table below indicates the amount of compensation each Previous Trustee was paid as of December 31, 2009. Compensation is not shown for the New Trustees because they did not serve as Trustees of the Trust until December 1, 2009, and the New Trustees did not receive compensation from the Trust in 2009.

COMPENSATION
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2009
-------------------------------------------

                               AGGREGATE COMPENSATION     TOTAL COMPENSATION
 NAME OF INTERESTED TRUSTEE        FROM THE TRUST        FROM FUND COMPLEX(1)
----------------------------  ------------------------  ---------------------
Lee T. Kranefuss               $                                  $
H. Michael Williams            $                                  $

                                 AGGREGATE COMPENSATION    TOTAL COMPENSATION
 NAME OF INDEPENDENT TRUSTEES        FROM THE TRUST       FROM FUND COMPLEX(1)
------------------------------  -----------------------  ---------------------
Mary G. F. Bitterman(2)         $                                  $
A. John Gambs(3)                $                                  $
Hayne E. Leland                 $                                  $
Jeffrey M. Lyons                $                                  $
Wendy Paskin-Jordan             $                                  $
Leo Soong(4)                    $                                  $

-------
(1)   Includes compensation for serving on the Board of Trustees of MIP.
(2)   Previously the Nominating and Governance Committee Chair.
(3)   Previously the Audit Committee Chair.
(4)   Previously the Lead Independent Trustee.

MASTER/FEEDER STRUCTURE.   Each Fund seeks to achieve its investment objective
by investing all of its assets in a Master Portfolio of MIP. In other words, the Funds are "Feeder Funds" into the Master Portfolios. The Trust's Board of Trustees believes that neither a Fund nor its shareholders will be adversely affected by investing its assets in a Master Portfolio. However, if another feeder fund or other investor withdraws its investment from such Master Portfolio, the economic efficiencies (E.G., spreading fixed expenses among a larger asset base) that the Trust's Board of Trustees believes may be available through investment in the Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could also arise.

A Fund may withdraw its investment in a Master Portfolio only if the Trust's Board of Trustees determines that such action is in the best interests of such Fund and its shareholders. Prior to any such withdrawal, the Board of Trustees would consider alternative investments, including investing all of the Fund's assets in another investment company with substantially the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies described above with respect to the Fund and its Master Portfolios.

The fundamental policies of a Master Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding interests. Whenever a Fund, as an interestholder of a Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, the Fund either will hold a meeting of its shareholders to consider such matters and cast its votes in proportion to the votes received from its shareholders (shares for which the Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders) or cast its votes, as an interestholder of the Master Portfolio, in proportion to the votes received by the Master Portfolios from all other interestholders of the Master Portfolio.

Certain policies of the Master Portfolio that are non-fundamental may be changed by the vote of a majority of MIP's Trustees without interestholder approval. If the Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, the Fund may elect to change its investment objective or policies to correspond to those of the Master Portfolio.

A Fund also may elect to redeem its interests from its Master Portfolio and either seek a new investment company with a matching investment objective in which to invest or retain its own investment adviser to manage its portfolio in accordance with its investment objective. In the latter case, a Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund. The Funds will provide shareholders with written notice 30 days prior to the implementation of any change in the investment objective of the Fund or the Master Portfolio, to the extent possible.

CODES OF ETHICS. The Trust, BFA and SEI have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

PROXY VOTING POLICIES OF THE MASTER PORTFOLIOS. The following is a discussion of the proxy voting policies of the Master Portfolios in which the Funds invest.

MIP has adopted as its proxy voting policies for each Master Portfolio the proxy voting guidelines of BFA, the investment adviser to the Master Portfolios. MIP has delegated to BFA the responsibility for voting proxies on the portfolio securities held by each Master Portfolio. Therefore, the remainder of this section discusses each Master Portfolio's proxy voting guidelines and BFA's role in implementing such guidelines.

BFA votes (or refrains from voting) proxies for each Master Portfolio in a manner that BFA, in the exercise of its independent business judgment, concludes is in the best long-term economic interests of such Master Portfolio. In some cases, BFA may determine that it is in the best long-term economic interests of a Master Portfolio to refrain from exercising the Master Portfolio's proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BFA's approach is also driven by its clients' economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on BFA's evaluation of this relationship, BFA believes that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BFA recalling loaned securities in order to ensure they are voted. Periodically, BFA analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. BFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BFA's proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a Master Portfolio. BFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Master Portfolio, the Master Portfolio's affiliates (if any), BFA or BFA's affiliates, or SEI or SEI's affiliates. When voting proxies, BFA attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

      o Each Master Portfolio generally supports the board's nominees in uncontested elections of directors and generally supports proposals that strengthen the independence of boards of directors;

      o Each Master Portfolio generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Master Portfolio investing in such issuer; and

      o Each Master Portfolio generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

BFA maintains institutional policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Master Portfolio, a Master Portfolio's affiliates (if any), BFA or BFA's affiliates, or SEI or SEI's affiliates, from having undue influence on BFA's proxy voting activity. In certain instances, BFA may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BFA with instructions as to how to vote such proxies. In the latter case, BFA votes the proxy in accordance with the independent fiduciary's determination.

Information with respect to how BFA voted Master Portfolio proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available: (i) without charge, upon request, by calling 1-800-882-0052 (toll-free); and (ii) on the SEC's website at www.sec.gov.

SHAREHOLDER COMMUNICATION TO THE BOARD OF TRUSTEES. The Board of Trustees has established a process for shareholders to communicate with the Board of Trustees. Shareholders may contact the Board of Trustees by mail. Correspondence should be addressed to BlackRock Funds III Board of Trustees, c/o BlackRock, Inc. - Mutual Fund Administration, 400 Howard Street, San Francisco, CA 94105. Shareholder communication to the Board of Trustees should include the following information: (a) the name and address of the shareholder;
(b) the number of shares owned by the shareholder; (c) the Fund(s) of which the shareholder owns shares; and (d) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board of Trustees.

Control Persons and Principal Holders of Securities

As of _____, 2010, the shareholders identified below were known by the Trust to own 5% or more of the indicated Fund's outstanding shares in the following capacity:

                                                                    PERCENTAGE    NATURE OF
         NAME OF FUND            NAME AND ADDRESS OF SHAREHOLDER      OF FUND     OWNERSHIP
------------------------------  ---------------------------------  ------------  ----------
BlackRock Bond Index Fund
BlackRock S&P 500 Stock Fund

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a Fund, or is identified as the holder of record of more than 25% of a Fund and has voting and/or investment powers, it may be presumed to control such Fund.

As of _____, 2010, Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust.

POTENTIAL CONFLICTS OF INTEREST. The Bank of America Corporation ("BAC"), through its subsidiary Merrill Lynch and Co., Inc. ("Merrill Lynch"), Barclays PLC ("Barclays"), and The PNC Financial Services Group, Inc. ("PNC"), each have a significant economic interest in BlackRock, Inc., the parent of BFA, the Trust's investment adviser. PNC is considered to be an affiliate of BlackRock, Inc., under the 1940 Act. Certain activities of BlackRock Advisors, LLC, BlackRock, Inc. and their affiliates (collectively, "BlackRock") and PNC and its affiliates (collectively, "PNC" and together with BlackRock, "Affiliates"), and those of BAC, Merrill Lynch and their affiliates (collectively, the "BAC Entities") and Barclays and its affiliates (collectively, the "Barclays Entities") (BAC Entities and Barclays Entities, collectively, the "BAC/Barclays Entities"), with respect to the Funds and/or other accounts managed by BlackRock, PNC or BAC/Barclays Entities, may give rise to actual or perceived conflicts of interest such as those described below.

BlackRock is one of the world's largest asset management firms. BAC is a national banking corporation which through its affiliates and subsidiaries, including Merrill Lynch, provides a full range of financial services. Merrill Lynch is a full service investment banking, broker-dealer, asset management and financial services organization. PNC is a diversified financial services organization spanning the retail, business and corporate markets. Barclays is a major global financial services provider engaged in a range of activities including retail and commercial banking, credit cards, investment banking, and wealth management. BlackRock and PNC are affiliates of one another under the 1940 Act. BlackRock, BAC, Merrill Lynch, PNC, Barclays and their respective affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including equity, fixed income, cash management and alternative investments, and have interests other than that of managing the Funds. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage the Fund and its shareholders. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by a Fund.

BlackRock and its Affiliates, as well as the BAC/Barclays Entities, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. One or more Affiliates and BAC/Barclays Entities are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, one or more Affiliates or BAC/Barclays Entities are or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on the Fund's performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of a Fund's transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. When BlackRock and its Affiliates or the BAC/Barclays Entities seek to purchase or sell the same assets for their managed accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock or its Affiliates or a BAC/Barclays Entity may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock or its Affiliates or a BAC/Barclays Entity implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock or it Affiliates or a BAC/Barclays Entity may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock or its Affiliates or a BAC/Barclays Entity. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or BAC/Barclays Entities or their other accounts, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) one or more Affiliates or BAC/Barclays Entities or their other accounts.

BlackRock and its Affiliates or a BAC/Barclays Entity and their clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund's investments may be negatively impacted by the activities of BlackRock or its Affiliates or a BAC/Barclays Entity or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of a Fund's investment activities may differ significantly from the results achieved by BlackRock and its Affiliates or the BAC/Barclays Entities for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliate- or BAC/Barclays Entity-managed accounts and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more Affiliates or BAC/Barclays Entity-managed accounts achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Affiliates or BAC/Barclays Entities for their proprietary accounts and accounts under their management may also limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, a Fund's activities may also be restricted because of regulatory restrictions applicable to one or more Affiliates or BAC/Barclays Entities, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when BlackRock, and/or one or more Affiliates or BAC/Barclays Entities, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock and/or one or more Affiliates or BAC/Barclays Entities are performing services or when position limits have been reached.

In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates or BAC/Barclays Entities. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates, nor any BAC/Barclays Entity, will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock and its Affiliates and the BAC/Barclays Entities, or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.

In addition, certain principals and certain employees of BlackRock are also principals or employees of BlackRock or another Affiliate. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in a Fund should be aware.

BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which customers of BlackRock or its Affiliates or a BAC/Barclays Entity, or, to the extent permitted by the SEC, BlackRock or another Affiliate or a BAC/Barclays Entity, serves as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock or its Affiliates or a BAC/Barclays Entity. One or more Affiliates or BAC/Barclays Entities may also create, write or issue derivatives for their customers, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates or BAC/Barclays Entities and may also enter into transactions with other clients of an Affiliate or BAC/Barclays Entity where such other clients have interests adverse to those of the Fund.

At times, these activities may cause departments of BlackRock or its Affiliates or a BAC/Barclays Entity to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent affiliated transactions are permitted, a Fund will deal with BlackRock and its Affiliates or BAC/Barclays Entities on an arms-length basis. BlackRock or its Affiliates or a BAC/Barclays Entity may also have an ownership interest in certain trading or information systems used by a Fund. A Fund's use of such trading or information systems may enhance the profitability of BlackRock and its Affiliates or BAC/Barclays Entities.

One or more Affiliates or one of the BAC/Barclays Entities may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate or BAC/Barclays Entity will be in its view commercially reasonable, although each Affiliate or BAC/Barclays Entity, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate or BAC/Barclays Entity and such sales personnel.

Subject to applicable law, the Affiliates and BAC/Barclays Entities (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities and no accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by an Affiliate or BAC/Barclays Entity of any such fees or other amounts.

When an Affiliate or BAC/Barclays Entity acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, the Affiliate or BAC/Barclays Entity may take commercial steps in its own interests, which may have an adverse effect on the Funds. A Fund will be required to establish business relationships with its counterparties based on the Fund's own credit standing. Neither BlackRock nor any of the Affiliates, nor any BAC/Barclays Entity, will have any obligation to allow their credit to be used in connection with a Fund's establishment of its business relationships, nor is it expected that the Fund's counterparties will rely on the credit of BlackRock or any of the Affiliates or BAC/Barclays Entities in evaluating the Fund's creditworthiness.

Purchases and sales of securities for a Fund may be bunched or aggregated with orders for other BlackRock client accounts. BlackRock and its Affiliates and the BAC/Barclays Entities, however, are not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

BlackRock may select brokers (including, without limitation, Affiliates or BAC/Barclays Entities) that furnish BlackRock, the Funds, other BlackRock client accounts or other Affiliates or BAC/Barclays Entities or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock's view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client's commissions may not be used in managing that client's account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.

BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.

BlackRock may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock may also into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer, including, where permitted, an Affiliate or BAC/Barclays Entity, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

BlackRock may utilize certain electronic crossing networks ("ECNs") in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. This would have the effect of reducing the access fees paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock's fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock and/or its Affiliates or a BAC/Barclays Entity, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see "Proxy Voting Policies of the Master Portfolios."

It is also possible that, from time to time, BlackRock or its Affiliates or a BAC/Barclays Entity may, although they are not required to, purchase and hold shares of a Fund. Increasing a Fund's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund's expense ratio. BlackRock and its Affiliates or BAC/Barclays Entities reserve the right to redeem at any time some or all of the shares of a Fund acquired for their own accounts. A large redemption of shares of a Fund by BlackRock or its Affiliates or by a BAC/Barclays Entity could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund's investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

It is possible that a Fund may invest in securities of companies with which an Affiliate or a BAC/Barclays Entity has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock or its Affiliates or a BAC/Barclays Entity has significant debt or equity investments or in which an Affiliate or BAC/Barclays Entity makes a market. A Fund also may invest in securities of companies to which an Affiliate or a BAC/Barclays Entity provides or may some day provide research coverage. Such investments could cause conflicts between the interests of a Fund and the interests of other clients of BlackRock or its Affiliates or a BAC/Barclays Entity. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock or of a BAC/Barclays Entity in the course of these activities. In addition, from time to time, the activities of an Affiliate or a BAC/Barclays Entity may limit a Fund's flexibility in purchases and sales of securities. When an Affiliate is engaged in an underwriting or other distribution of securities of an entity, BlackRock may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Fund.

BlackRock and its Affiliates and the BAC/Barclays Entities, their personnel and other financial service providers have interests in promoting sales of the Funds. With respect to BlackRock and its Affiliates and BAC/Barclays Entities and their personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its Affiliates or BAC/Barclays Entities and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock or its Affiliates or a BAC/Barclays Entity and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.

BlackRock and its Affiliates or a BAC/Barclays Entity and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to its Affiliate or to a BAC/Barclays Entity, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock or its Affiliates or BAC/Barclays Entities and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

BlackRock and its Affiliates or a BAC/Barclays Entity may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for their clients' accounts may differ from the valuations for the same securities or investments assigned by a Fund's pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund's pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Fund's pricing vendors and/or fund accountants, there may be instances where the Fund's pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.

As disclosed in more detail in "Determination of Net Asset Value" in this SAI, when market quotations are not readily available or are believed by BlackRock to be unreliable, a Fund's investments may be valued at fair value by BlackRock, pursuant to procedures adopted by the Trust's Board of Trustees. When determining an asset's "fair value," BlackRock seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. The price generally may not be determined based on what a Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund's net asset value. As a result, a Fund's sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BlackRock (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the 1940 Act, may pay its share of expenses of a money market fund in which it invests, which may result in a Fund bearing some additional expenses.

BlackRock and its Affiliates or a BAC/Barclays Entity and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and Affiliates of BlackRock or by BAC/Barclays Entities that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Fund, SEI and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the 1940 Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund's portfolio transactions. Each Code of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Each Code of Ethics is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, DC 20549-1520.

BlackRock and its Affiliates will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules adopted under the 1940 Act engage in transactions with accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the SEC. These transactions would be affected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock or its Affiliates or a BAC/Barclays Entity and/or BlackRock's internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate or a BAC/Barclays Entity is performing investment banking, market making or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Funds may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if personnel of BlackRock or its Affiliates or a BAC/Barclays Entity serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, the Funds may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by an Affiliate or a BAC/Barclays Entity, or in cases in which personnel of BlackRock or its Affiliates or of BAC/Barclays Entities are directors or officers of the issuer.

The investment activities of one or more Affiliates or BAC/Barclays Entities for their proprietary accounts and for client accounts may also limit the investment strategies and rights of the Funds. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause BlackRock, the Funds or other client accounts to suffer disadvantages or business restrictions.

If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of BlackRock on behalf of clients (including the Funds) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, BlackRock, on behalf of clients (including the Funds), may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when BlackRock, in its sole discretion, deems it appropriate.

BlackRock and its Affiliates and BAC/Barclays Entities may maintain securities indexes as part of their product offerings. Index based funds seek to track the performance of securities indexes and may use the name of the index in the fund name. Index providers, including BlackRock and its Affiliates and BAC/Barclays Entities may be paid licensing fees for use of their index or index name. BlackRock and its Affiliates and BAC/Barclays Entities will not be obligated to license their indexes to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with BlackRock and its Affiliates and BAC/Barclays Entities will be as favorable as those terms offered to other index licensees.

BlackRock and its Affiliates and BAC/Barclays Entities may serve as authorized participants in the creation and redemption of ETFs, including funds advised by affiliates of BlackRock. BlackRock and its Affiliates and BAC/Barclays Entities may therefore be deemed to be participants in a distribution of such ETFs, which could render them statutory underwriters.

Present and future activities of BlackRock and its Affiliates and BAC/Barclays Entities, including BlackRock Advisors, LLC, in addition to those described in this section, may give rise to additional conflicts of interest.

Investment Adviser and Other Service Providers

INVESTMENT ADVISER.   BFA provides investment advisory services to each Master
Portfolio pursuant to an investment advisory contract (the "Advisory Contract") with MIP. Pursuant to the Advisory Contract, BFA furnishes to MIP's Board of Trustees periodic reports on the investment strategy and performance of each Master Portfolio.

BFA is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BlackRock, Inc.

The applicable Advisory Contract is subject to annual approval by (i) MIP's Board of Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting interests of such Master Portfolio, provided that in either event the continuance also is approved by a majority of Independent Trustees of MIP, by a vote cast in person at a meeting called for the purpose of voting on such approval. The applicable Advisory Contract is terminable without penalty on 60 days' written notice by either party. The applicable Advisory Contract will terminate automatically, as to the relevant Master Portfolio, in the event of its assignment (as defined in the 1940 Act).

ADVISORY FEES. BFA is entitled to receive monthly fees at the annual rate of 0.05% of the average daily net assets of the S&P 500 Stock Master Portfolio and 0.08% of the average daily net assets of the Bond Index Master Portfolio. From time to time, BFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of a Master Portfolio and, accordingly, have a favorable impact on its performance.

For the fiscal years shown below, the related Master Portfolio of each Fund paid, with respect to the Fund, the following advisory fee to BFA, net of waivers and/or offsetting credits:

                                 FISCAL YEAR ENDED    FISCAL YEAR ENDED    FISCAL YEAR ENDED
FUND                                 12/31/2007           12/31/2008          12/31/2009
------------------------------  -------------------  -------------------  ------------------
BlackRock Bond Index Fund             $ 55,816             $ 79,815                $
BlackRock S&P 500 Stock Fund          $134,756             $126,312                $

The fees and expenses of the Independent Trustees of MIP, counsel to the Independent Trustees of MIP and the independent registered public accounting firm that provides audit and non-audit services in connection with the Master Portfolios (collectively referred to as the "MIP Independent Expenses") are paid directly by the Master Portfolios. For the period from January 1, 2007 through December 1, 2011, each of BTC and BFA, as applicable, has contractually undertaken to reimburse or provide an offsetting credit to each Master Portfolio for such MIP Independent Expenses.

For the fiscal years shown below, BFA provided an offsetting credit for MIP Independent Expenses, in the amounts shown, against advisory fees paid by the Master Portfolios in which the Funds invest:

                                 FISCAL YEAR ENDED    FISCAL YEAR ENDED    FISCAL YEAR ENDED
FUND                                 12/31/2007           12/31/2008          12/31/2009
------------------------------  -------------------  -------------------  ------------------
BlackRock Bond Index Fund             $32,059              $21,382                 $
BlackRock S&P 500 Stock Fund          $ 6,002              $ 5,426                 $

ADMINISTRATOR. The Trust has engaged BTC to provide certain administration services to the Funds. BTC provides the Funds with administration services, including provision of management reporting and treasury administration services, financial reporting, legal and tax services, and supervision of the Funds' administrative operations, preparation of proxy statements and shareholder reports. BTC also furnishes office space and certain facilities to conduct the Funds' business and compensates its Trustees, officers and employees who are affiliated with BTC. BTC is entitled to receive an annual administration fee of 0.15% of each Fund's average daily net assets for providing administration services.

BTC also may engage and supervise Shareholder Servicing Agents, as defined in "Shareholder Servicing Agents" below, on behalf of the Funds.

BTC has engaged State Street to provide certain sub-administrative services to the Funds. BTC, not the Funds, is responsible for providing compensation to State Street for such services.

BTC has also agreed to bear all costs of the Funds' operations, other than brokerage expenses, advisory fees, distribution plan expenses, certain fees and expenses related to the Trust's independent Trustees and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses. BTC has contracted with State Street to provide certain sub-administration services for the Funds, and BTC pays State Street for these services.

For the fiscal years shown below, the Funds paid the following administration fees to BTC, net of waivers and/or offsetting credits:

                                 FISCAL YEAR ENDED    FISCAL YEAR ENDED    FISCAL YEAR ENDED
FUND                                 12/31/2007           12/31/2008          12/31/2009
------------------------------  -------------------  -------------------  ------------------
BlackRock Bond Index Fund             $146,680             $177,074                $
BlackRock S&P 500 Stock Fund          $401,986             $380,680                $

The fees and expenses of the Independent Trustees of the Trust, counsel to the Independent Trustees of the Trust and the independent registered public accounting firm that provides audit and non-audit services in connection with the Funds (collectively referred to as the "Independent Expenses") are paid directly by the Funds. For the period from January 1, 2007 through December 1, 2011, each of BTC and BFA, as applicable, has contractually undertaken to reimburse or provide an offsetting credit to the Funds for such Independent Expenses.

For the fiscal years shown below, BTC provided an offsetting credit, in the amounts shown, against administration fees paid with respect to the Funds:

FUND
------------------------------   12/31/2007    12/31/2008    12/31/2009
BlackRock Bond Index Fund          $17,993       $12,590         $
BlackRock S&P 500 Stock Fund       $19,625       $14,565         $

SHAREHOLDER SERVICING AGENTS. The Board of Trustees has adopted a Shareholder Servicing Plan pursuant to which the Funds have entered into Shareholder Servicing Agreements with BTC and other entities, and BTC may also enter into Shareholder Servicing Agreements with such other entities (including BlackRock, SEI, BAC, Merrill Lynch, PNC, Barclays and their affiliates) (collectively, "Shareholder Servicing Agents") for the provision of certain services to Fund shareholders. The services provided by BTC or Shareholder Servicing Agents may include serving as an agent of the Funds for purposes of accepting orders for purchases and redemptions of Fund shares, providing administrative support and account service such as processing purchases and redemptions of shares on behalf of individual and omnibus Fund accounts, answering shareholder inquiries, keeping records, transmitting reports and communications from the Funds, and providing reports on the status of individual and omnibus accounts. Shareholder Servicing Agents may provide these services, in whole or in part, by operating electronic transaction systems or websites through which shareholders may obtain information or engage in purchase or redemption transactions of Fund shares. By operating these systems or providing other services described above, the Shareholder Servicing Agents make the Funds available to their clients.

A Shareholder Servicing Agent may make decisions about which investment options it will service and make available to its clients based on the payments the Shareholder Servicing Agent may be eligible to receive for its services. Therefore, payments to a Shareholder Servicing Agent may create potential conflicts of interest between the Shareholder Servicing Agent and its clients where the Shareholder Servicing Agent determines which investment options it will make available to those clients.

Pursuant to its Administration Agreement with the Trust, as described in the section entitled "Administrator," BTC pays shareholder servicing fees to certain Shareholder Servicing Agents in amounts not exceeding maximum fee rates approved by the Trust's Board of Trustees for those shareholder servicing, sub-administration, recordkeeping, sub-transfer agency and processing services that the Shareholder Servicing Agents perform for their clients that would otherwise be performed by BTC or the Funds' other service providers. For providing some or all of these services, each Shareholder Servicing Agent is entitled to receive a monthly fee at the annual rate of up to 0.15% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors with whom the Shareholder Servicing Agent maintains a servicing relationship, or an amount that equals the maximum amount payable to the Shareholder Servicing Agent under applicable laws, regulations or rules, including the Conduct Rules of the Financial Industry Regulatory Authority ("FINRA" and f/k/a the National Association of Securities Dealers, Inc. ("NASD")), whichever is less.

For the fiscal years shown below, BTC paid shareholder servicing fees on behalf of the Funds in the following amounts:

                                 FISCAL YEAR ENDED    FISCAL YEAR ENDED    FISCAL YEAR ENDED
FUND                                 12/31/2007           12/31/2008          12/31/2009
------------------------------  -------------------  -------------------  ------------------
BlackRock Bond Index Fund             $ 42,313             $ 50,551                $
BlackRock S&P 500 Stock Fund          $140,584             $171,065                $

A Shareholder Servicing Agent also may impose certain conditions on its customers, subject to the terms of the Funds' Prospectus and this SAI, that are in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or payment of a separate fee for additional services.

NON-PLAN PAYMENTS. BlackRock and certain of its affiliates may make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to a Fund). From time to time, BlackRock or its affiliates may compensate affiliated and unaffiliated entities (including BlackRock, BRIL, BAC, Merrill Lynch, PNC, Barclays and their affiliates, and entities that may also be serving as distribution agents or Shareholder Servicing Agents of the Fund) (collectively, "Service Organizations") for the sale and distribution of shares of a Fund or for services to a Fund and its shareholders. These payments that are not associated with a Shareholder Servicing Plan or distribution plan and are therefore referred to as "non-Plan payments". The non-Plan payments would be in addition to a Fund's payments described in this SAI for distribution (if the Fund has adopted a distribution plan pursuant to Rule 12b-1) and shareholder servicing. These non-Plan payments may take the form of, among other things, "due diligence" payments for a dealer's examination of the Funds and payments for providing extra employee training and information relating to Funds; "listing" fees for the placement of the Funds on a dealer's list of mutual funds available for purchase by its customers; "finders" fees for directing investors to the Fund; "distribution and marketing support" fees or "revenue sharing" for providing assistance in promoting the sale of the Funds' shares; payments for the sale of shares and/or the maintenance of share balances; CUSIP fees; maintenance fees; and set-up fees regarding the establishment of new accounts. The payments made by BlackRock and its affiliates may be a fixed dollar amount or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization involved, and may be different for different Service Organizations. The payments described above are made from BlackRock's or its affiliates' own assets pursuant to agreements with Service Organizations and do not change the price paid by investors for the purchase of the Fund's shares or the amount the Fund will receive as proceeds from such sales.

The payments described above may be made, at the discretion of BlackRock or its affiliates, to Service Organizations in connection with the sale and distribution of Fund shares. Pursuant to applicable FINRA regulations, the details of certain of these payments, including the Service Organizations receiving such payments in connection with the sale and distribution of Fund shares, are required to be disclosed. The level of payments made to these Service Organizations in any year will vary and normally will not exceed the sum of (a) 0.25% of such year's Fund sales by that Service Organization, and
(b) 0.21% of the assets attributable to that Service Organization invested in a Fund. As of the date of this SAI, as amended or supplemented from time to time, the following Service Organizations are receiving such payments in association with sale and distribution of products other than the Funds, that are advised or offered by BlackRock or its affiliates: Ameriprise Financial Services, Inc., AXA Advisors, LLC, Banc of America Investment Services, Inc., Citigroup, LPL Financial Corporation, Merrill Lynch, MetLife Securities, Inc., Morgan Stanley, New England Securities Corporation, Oppenheimer & Co. Inc., Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Capital Markets, Tower Square Securities Inc., UBS, Wachovia Securities, Walnut Street Securities Inc., Commonwealth Equity Services, LLP (Commonwealth Financial Network), Wells Fargo and/or broker-dealers and other financial services firms under common control with the above organizations (or their assignees).

OTHER DISTRIBUTION ARRANGEMENTS. If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser for more information about the payments described above.

Furthermore, BlackRock and its affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable FINRA regulations in which participants may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, BlackRock and its affiliates may also: (i) pay for the travel expenses, meals, lodging and entertainment of broker/dealers, financial institutions and their salespersons in connection with educational and sales promotional programs, (ii) sponsor speakers, educational seminars and charitable events and (iii) provide other sales and marketing conferences and other resources to broker-dealers, financial institutions and their salespersons.

DISTRIBUTOR. SEI is the distributor for the Funds' shares. SEI is a registered broker-dealer located at One Freedom Valley Drive, Oaks, PA 19456, Oaks, PA 19456. SEI is a provider of outsourced investment business solutions for fund administration and distribution, asset management, and investment systems and processing.

SEI, as the principal underwriter of the Funds within the meaning of the 1940 Act, has entered into a distribution agreement (the "Distribution Agreement") with the Trust pursuant to which SEI has the responsibility for distributing Fund shares. The Distribution Agreement provides that SEI shall act as agent for the Funds for the sale of Fund shares, and may enter into sales support agreements with selling agents that wish to make available Fund shares to their respective customers ("Selling Agents"). SEI does not receive a fee from the Funds for providing distribution services. BTC presently acts as a Selling Agent, but does not receive any fee from the Funds for such activities.

In addition, SEI provides certain compliance related, sales related and other services for the Funds pursuant to a Service Standards Agreement with BTC, and BTC compensates SEI for these services.

CUSTODIAN. State Street is the custodian for each Fund and Master Portfolio and is located at 200 Clarendon Street, Boston, MA 02116. The custodian, among other things, maintains a custody account or accounts in the name of each Fund and Master Portfolio; receives and delivers all assets for each Fund and Master Portfolio upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of each Fund and Master Portfolio and pays all expenses of each Fund and Master Portfolio. State Street is not entitled to receive compensation for its services as custodian so long as it is entitled to receive fees from BTC for providing sub-administration services to the Funds.

TRANSFER AND DIVIDEND DISBURSING AGENT. State Street also is the transfer and dividend disbursing agent for the Funds and the Master Portfolios. For its services as transfer and dividend disbursing agent to the Funds and the Master Portfolios, State Street is paid fees based on the Funds' and the Master Portfolios' net assets. State Street is entitled to be reimbursed for out-of-pocket expenses or advances incurred by it in performing its obligations under the Transfer Agency Agreement. BTC has agreed to pay these fees and expenses pursuant to its Administration Agreement with the Trust. In addition, the Transfer Agency Agreement contemplates that State Street will be reimbursed for other expenses incurred by it at the request or with the written consent of the Funds, including, without limitation, any equipment or supplies that the Trust specifically orders or requires State Street to order.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. ________________________, serves as the independent registered public accounting firm for the Trust.

LEGAL COUNSEL. Sidley Austin LLP, located at 787 Seventh Avenue, New York, New York 10019, serves as legal counsel to the Trust, MIP and BFA.

Portfolio Managers

As of December 31, 2009, the individuals named in the Prospectus as members of the Portfolio Management Team for the Bond Index Master Portfolio were primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts, as indicated in the table below:

                       REGISTERED                                              ACCOUNTS WITH
                       INVESTMENT        OTHER POOLED                         INCENTIVE-BASED
                        COMPANIES    INVESTMENT VEHICLES    OTHER ACCOUNTS    FEE ARRANGEMENTS
LEE STERNE            ------------  ---------------------  ----------------  -----------------
Number of Accounts
Net Assets            $             $                      $

                       REGISTERED                                              ACCOUNTS WITH
                       INVESTMENT        OTHER POOLED                         INCENTIVE-BASED
                        COMPANIES    INVESTMENT VEHICLES    OTHER ACCOUNTS    FEE ARRANGEMENTS
JOHN SULSKI           ------------  ---------------------  ----------------  -----------------
Number of Accounts
Net Assets            $             $                      $

                       REGISTERED                                              ACCOUNTS WITH
                       INVESTMENT        OTHER POOLED                         INCENTIVE-BASED
                        COMPANIES    INVESTMENT VEHICLES    OTHER ACCOUNTS    FEE ARRANGEMENTS
SCOTT RADELL          ------------  ---------------------  ----------------  -----------------
Number of Accounts
Net Assets            $             $                      $

                       REGISTERED                                              ACCOUNTS WITH
                       INVESTMENT        OTHER POOLED                         INCENTIVE-BASED
                        COMPANIES    INVESTMENT VEHICLES    OTHER ACCOUNTS    FEE ARRANGEMENTS
PETER CRAMER          ------------  ---------------------  ----------------  -----------------
Number of Accounts
Net Assets            $             $                      $

As of December 31, 2009, the individuals named in the Prospectus as members of the Portfolio Management Team for the S&P 500 Stock Master Portfolio were primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts, as indicated in the table below:

                       REGISTERED                                              ACCOUNTS WITH
                       INVESTMENT        OTHER POOLED                         INCENTIVE-BASED
                        COMPANIES    INVESTMENT VEHICLES    OTHER ACCOUNTS    FEE ARRANGEMENTS
DIANE HSIUNG          ------------  ---------------------  ----------------  -----------------
Number of Accounts
Net Assets            $                                    $

                       REGISTERED                                              ACCOUNTS WITH
                       INVESTMENT        OTHER POOLED                         INCENTIVE-BASED
                        COMPANIES    INVESTMENT VEHICLES    OTHER ACCOUNTS    FEE ARRANGEMENTS
GREG SAVAGE           ------------  ---------------------  ----------------  -----------------
Number of Accounts
Net Assets            $             $                      $

                       REGISTERED                                              ACCOUNTS WITH
                       INVESTMENT        OTHER POOLED                         INCENTIVE-BASED
                        COMPANIES    INVESTMENT VEHICLES    OTHER ACCOUNTS    FEE ARRANGEMENTS
EDWARD CORALLO        ------------  ---------------------  ----------------  -----------------
Number of Accounts
Net Assets            $             $                      $

                       REGISTERED                                              ACCOUNTS WITH
                       INVESTMENT        OTHER POOLED                         INCENTIVE-BASED
                        COMPANIES    INVESTMENT VEHICLES    OTHER ACCOUNTS    FEE ARRANGEMENTS
CHRISTOPHER BLISS     ------------  ---------------------  ----------------  -----------------
Number of Accounts
Net Assets            $             $                      $

                       REGISTERED                                              ACCOUNTS WITH
                       INVESTMENT        OTHER POOLED                         INCENTIVE-BASED
                        COMPANIES    INVESTMENT VEHICLES    OTHER ACCOUNTS    FEE ARRANGEMENTS
JENNIFER HSUI         ------------  ---------------------  ----------------  -----------------
Number of Accounts
Net Assets            $             $                      $

Certain of the portfolios or accounts for which the portfolio managers are primarily responsible for the day-to-day management seek to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that compose those indexes or sampling the securities that compose those indexes based on objective criteria and data.

BFA or BTC, as applicable, are required to manage each portfolio or account to meet those objectives. Pursuant to BTC and BFA policy, investment opportunities are allocated equitably among the Master Portfolios and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Master Portfolios, seeking such investment opportunity. As a consequence, from time to time each Master Portfolio may receive a smaller allocation of an investment opportunity than they would have if the portfolio managers and BFA and its affiliates did not manage other portfolios or accounts.

Like the Master Portfolios, the other portfolios or accounts for which the portfolio managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BFA or BTC, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BTC an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BTC a portion of that portfolio's or account's gains, or would pay BTC more for its services than would otherwise be the case if BTC meets or exceeds specified performance targets. By their very nature, incentive-based fee arrangements could present an incentive for BTC to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BTC has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, interestholders of the Master Portfolios should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict of interest that may result in the portfolio managers favoring those portfolios or accounts with incentive-based fee arrangements.

The below table reflects, for the listed Portfolio Management Team members of the Bond Index Master Portfolio, the number of portfolios or accounts of the types enumerated in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts, as of December 31, 2009:

                                     NUMBER OF OTHER ACCOUNTS WITH
                                        PERFORMANCE-BASED FEES       AGGREGATE OF
                                     MANAGED BY PORTFOLIO MANAGER    TOTAL ASSETS
LEE STERNE                          ------------------------------  -------------
Registered Investment Companies
Other Pooled Investment Vehicles                                          $
Other Accounts                                                            $

                                     NUMBER OF OTHER ACCOUNTS WITH
                                        PERFORMANCE-BASED FEES       AGGREGATE OF
                                     MANAGED BY PORTFOLIO MANAGER    TOTAL ASSETS
JOHN SULSKI                         ------------------------------  -------------
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

                                     NUMBER OF OTHER ACCOUNTS WITH
                                        PERFORMANCE-BASED FEES       AGGREGATE OF
                                     MANAGED BY PORTFOLIO MANAGER    TOTAL ASSETS
SCOTT RADELL                        ------------------------------  -------------
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

                                     NUMBER OF OTHER ACCOUNTS WITH
                                        PERFORMANCE-BASED FEES       AGGREGATE OF
                                     MANAGED BY PORTFOLIO MANAGER    TOTAL ASSETS
PETER CRAMER                        ------------------------------  -------------
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

The below table reflects, for the listed Portfolio Management Team members of the S&P 500 Stock Master Portfolio, the number of portfolios or accounts of the types enumerated in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts, as of the dates indicated below:

                                     NUMBER OF OTHER ACCOUNTS WITH
                                        PERFORMANCE-BASED FEES       AGGREGATE OF
                                     MANAGED BY PORTFOLIO MANAGER    TOTAL ASSETS
DIANE HSIUNG                        ------------------------------  -------------
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

                                     NUMBER OF OTHER ACCOUNTS WITH
                                        PERFORMANCE-BASED FEES       AGGREGATE OF
                                     MANAGED BY PORTFOLIO MANAGER    TOTAL ASSETS
GREG SAVAGE                         ------------------------------  -------------
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

                                     NUMBER OF OTHER ACCOUNTS WITH
                                        PERFORMANCE-BASED FEES       AGGREGATE OF
                                     MANAGED BY PORTFOLIO MANAGER    TOTAL ASSETS
EDWARD CORALLO                      ------------------------------  -------------
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

                                     NUMBER OF OTHER ACCOUNTS WITH
                                        PERFORMANCE-BASED FEES       AGGREGATE OF
                                     MANAGED BY PORTFOLIO MANAGER    TOTAL ASSETS
CHRISTOPHER BLISS                   ------------------------------  -------------
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

                                     NUMBER OF OTHER ACCOUNTS WITH
                                        PERFORMANCE-BASED FEES       AGGREGATE OF
                                     MANAGED BY PORTFOLIO MANAGER    TOTAL ASSETS
JENNIFER HSUI                       ------------------------------  -------------
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

The discussion below describes the Portfolio Manager's compensation as of December 1, 2009.

PORTFOLIO MANAGER COMPENSATION OVERVIEW. BlackRock's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, and participation in various benefits programs. In addition, a Portfolio Manager may have been paid a signing bonus or awarded sign-on equity in connection with initiation of employment with BlackRock.

BASE COMPENSATION. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

DISCRETIONARY INCENTIVE COMPENSATION. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager's group within BlackRock, the investment performance, including risk-adjusted returns, of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual's seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock.

DISTRIBUTION OF DISCRETIONARY INCENTIVE COMPENSATION. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on BlackRock's ability to sustain and improve its performance over future periods.

From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock.

As of December 31, 2009, the listed Portfolio Management Team members of the Bond Index Master Portfolio beneficially owned shares in the BlackRock Bond Index Fund that invests in the Master Portfolio in amounts reflected in the following table:

BLACKROCK BOND INDEX FUND
                                                     $10,001     $50,001    $100,001    $500,001    OVER
                              NONE    $1 TO $ 10K    TO $50K    TO $100K    TO $500K     TO $1M     $1M
                             ------  -------------  ---------  ----------  ----------  ----------  -----
Lee Sterne
John Sulski
Scott Radell
Peter Cramer

As of December 31, 2009, the listed Portfolio Management Team members of the S&P 500 Stock Master Portfolio beneficially owned shares in the BlackRock S&P 500 Stock Fund that invests in the Master Portfolio in amounts reflected in the following table:

BLACKROCK S&P 500 STOCK FUND
                                                        $10,001     $50,001    $100,001    $500,001    OVER
                                 NONE    $1 TO $ 10K    TO $50K    TO $100K    TO $500K     TO $1M     $1M
                                ------  -------------  ---------  ----------  ----------  ----------  -----
Diane Hsiung
Greg Savage
Edward Corallo
Christopher Bliss
Jennifer Hsui

Determination of Net Asset Value

VALUATION OF SHARES. The aggregate net asset value of the Fund is calculated based on the net asset value of the Master Portfolio and is determined once daily Monday through Friday as of the close of business on the NYSE on each day the NYSE is open for trading based upon prices at the time of closing. The NYSE generally closes at 4:00 p.m. Eastern time. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after such an order is placed. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The aggregate net asset value of the Master Portfolio is the value of the securities held by the Master Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses). Expenses, including the fee payable to BlackRock, are accrued daily. Each investor in the Master Portfolio may add to or reduce its investment in the Master Portfolio on each day the NYSE is open for trading. The value of each investor's interest in the Master Portfolio will be determined after the close of business on the NYSE by multiplying the aggregate net asset value of the Master Portfolio by the percentage, effective for that day, that represents the investor's share of the aggregate interests in the Master Portfolio. Any additions or withdrawals to be effected on that day will then be effected. The investor's percentage of the aggregate interests in the Master Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Master Portfolio as of the time of determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Master Portfolio effected on such day, and
(ii) the denominator of which is the aggregate net asset value of the Master Portfolio as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Master Portfolio by all investors in the Master Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Master Portfolio after the close of business on the NYSE or the next determination of the aggregate net asset value of the Master Portfolio.

Valuation of securities held by each Fund or Master Portfolio is as follows:

EQUITY INVESTMENTS. Equity securities traded on a recognized securities exchange (e.g., NYSE), separate trading boards of a securities exchange or through a market system that provides contemporaneous transaction pricing information (an "Exchange") are valued via independent pricing services generally at the Exchange closing price or if an Exchange closing price is not available, the last traded price on that Exchange prior to the time as of which the assets or liabilities are valued, however, under certain circumstances other means of determining current market value may be used. If an equity security is traded on more than one Exchange, the current market value of the security where it is primarily traded generally will be used. In the event that there are no sales involving an equity security held by a Fund on a day on which the Fund values such security, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such security. If a Fund holds both long and short positions in the same security, the last bid price will be applied to securities held long and the last ask price will be applied to securities sold short. If no bid or ask price is available on a day on which a Fund values such security, the prior day's price will be used, unless BlackRock determines that such prior day's price no longer reflects the fair value of the security, in which case such asset would be treated as a fair value asset.

FIXED-INCOME INVESTMENTS. Fixed-income securities for which market quotations are readily available are generally valued using such securities' most recent bid prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the Fund's Board. The amortized cost method of valuation may be used with respect to debt obligations with 60 days or less remaining to maturity unless BFA determines such method does not represent fair value. Loan participation notes are generally valued at the mean of the last available bid prices from one or more brokers or dealers as obtained from independent third-party pricing services. Certain fixed-income investments, including asset-backed and mortgage-related securities, may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Fixed-income securities for which market quotations are not readily available may be valued by third-party pricing services that make a valuation determination by securing transaction data (e.g., recent representative bids), credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

OPTIONS, FUTURES, SWAPS AND OTHER DERIVATIVES. Exchange-traded equity options for which market quotations are readily available are valued at the mean of the last bid and ask prices as quoted on the Exchange or the board of trade on which such options are traded. In the event that there is no mean price available for an exchange traded equity option held by a Fund on a day on which the Fund values such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option. If no bid or ask price is available on a day on which a Fund values such option, the prior day's price will be used, unless BlackRock determines that such prior day's price no longer reflects the fair value of the option in which case such option will be treated as a fair value asset. Over-the-counter ("OTC") options may be valued using a mathematical model which incorporates a number of market data factors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price or settle price as of the close of such exchanges. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures approved by the Board.

UNDERLYING FUNDS. Shares of underlying open-end funds are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other exchange-traded funds will be valued at their most recent closing price.

GENERAL VALUATION INFORMATION

In determining the market value of portfolio investments, the Funds may employ independent third party pricing services, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on each Fund's books at their face value.

Prices obtained from independent third party pricing services, broker-dealers or market makers to value each Fund's securities and other assets and liabilities are based on information available at the time the Fund values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which the Fund valued such security, the revised pricing service quotation generally will be applied prospectively. Such determination shall be made considering pertinent facts and circumstances surrounding such revision.

In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method specified by the Trust's Board as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by a Fund (including restricted securities) are valued at fair value as determined in good faith by the Trust's Board or by BlackRock (its delegate). Any assets and liabilities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange.

Certain of the securities acquired by the Funds may be traded on foreign exchanges or OTC markets on days on which a Fund's net asset value is not calculated. In such cases, the net asset value of a Fund's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

FAIR VALUE. When market quotations are not readily available or are believed by BlackRock to be unreliable, a Fund's investments are valued at fair value ("Fair Value Assets"). Fair Value Assets are valued by BlackRock in accordance with procedures approved by the Trust's Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its complete lack of trading, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable (e.g., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a "significant event" is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing a Fund's assets or liabilities, that it is likely that the event will cause a material change to the last exchange closing price or closing market price of one or more assets or liabilities held by the Fund. On any date the NYSE is open and the primary exchange on which a foreign asset or liability is traded is closed, such asset or liability will be valued using the prior day's price, provided that BlackRock is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset or liability, in which case such asset or liability would be treated as a Fair Value Asset. For certain foreign securities, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign securities following the close of the local markets to the price that might have prevailed as of a Fund's pricing time.

BlackRock, with input from the BlackRock Portfolio Management Group, will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to BlackRock's Valuation Committee. The Valuation Committee may accept, modify or reject any recommendations. In addition, the Funds' accounting agent periodically endeavors to confirm the prices it receives from all third party pricing services, index providers and broker-dealers, and, with the assistance of BlackRock, to regularly evaluate the values assigned to the securities and other assets and liabilities held by the Funds. The pricing of all Fair Value Assets is subsequently reported to and ratified by the Board or a Committee thereof.

When determining the price for a Fair Value Asset, the BlackRock Valuation Committee (or the Pricing Group) shall seek to determine the price that a Fund might reasonably expect to receive from the current sale of that asset or liability in an arm's-length transaction. The price generally may not be determined based on what a Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations shall be based upon all available factors that the Valuation Committee (or Pricing Group) deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models.

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a Fund's net asset value. As a result, a Fund's sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Each Fund's annual audited financial statements, which are prepared in accordance with generally accepted accounting principles ("GAAP"), follow the requirements for valuation set forth in Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), which defines and establishes a framework for measuring fair value under GAAP and expands financial statement disclosure requirements relating to fair value measurements.

Generally, FAS 157 and other accounting rules applicable to mutual funds and various assets in which they invest are evolving. Such changes may adversely affect a Fund. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities to the extent such rules become more stringent would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to the Fund's inability to obtain a third-party determination of fair market value.

Purchase, Redemption and Pricing of Shares

TERMS OF PURCHASE AND REDEMPTION. The Funds are generally open Monday through Friday and are closed on weekends and are generally closed on all other days on which the NYSE is closed for regular trading. The holidays on which the NYSE is closed currently are: New Year's Day, Martin Luther King, Jr.'s Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund reserves the right to change the minimum amounts required for initial investment and subsequent investment, if any. On any day the Funds close early, purchase and redemption orders received after a Fund's closing time will be executed on the next business day. In addition, each Fund reserves the right to advance the time by which purchase and redemption orders must be received to be executed on the same business day as permitted by the SEC.

IN-KIND PURCHASES. Payment for shares of a Fund may, at the discretion of BFA, be made in the form of securities that are permissible investments for the Fund and must meet the investment objective, policies and limitations of the Fund as described in the Prospectus and this SAI. In connection with an in-kind securities payment, a Fund may require, among other things, that the securities
(i) be valued on the day of purchase in accordance with the pricing methods used by the Fund or its Master Portfolio ; (ii) are accompanied by satisfactory assurance that the Fund will have good and marketable title to such securities received by it; (iii) are not subject to any restrictions upon resale by the Fund; (iv) be in proper form for transfer to the Fund; and (v) are accompanied by adequate information concerning the basis and other tax matters relating to the securities. All dividends, interest, subscription or other rights pertaining to such securities shall become the property of the Fund engaged in the in-kind purchase transaction and must be delivered to such Fund by the investor upon receipt from the issuer. Securities acquired through an in-kind purchase will be acquired for investment and not for immediate resale. Each Fund immediately will transfer to its Master Portfolio any and all securities received by it in connection with an in-kind purchase transaction, in exchange for interests in such Master Portfolio. Shares purchased in exchange for securities generally cannot be redeemed until the transfer has settled.

SUSPENSION OF REDEMPTION RIGHTS OR PAYMENT OF REDEMPTION PROCEEDS.   The Trust
may suspend the right of redemption or postpone redemption payments for longer than seven days for any period during which (i) the NYSE is closed (other than customary weekend and holiday closings); (ii) trading on the NYSE is restricted; (iii) an emergency exists as a result of which disposal or valuation of a Master Portfolio's investments is not reasonably practicable; or
(iv) for such other periods as the SEC by order may permit, as permitted under
Section 22(e) of the 1940 Act, and other applicable laws.

DECLARATION OF TRUST PROVISIONS REGARDING REDEMPTIONS AT OPTION OF TRUST. As provided in the Trust's Declaration of Trust, the Trustees may require shareholders to redeem shares for any reason under terms set by the Trustees, including, but not limited to, the failure of a shareholder to supply a taxpayer identification number if required to do so, or to have the minimum investment required, or to pay when due for the purchase of shares issued to him.

Portfolio Transactions

Since each Fund invests all of its assets in a Master Portfolio, set forth below is a description of the Master Portfolios' policies governing portfolio securities transactions.

GENERAL. Subject to policies established by the Board of Trustees, BFA is primarily responsible for the execution of a Master Portfolio's portfolio transactions and the allocation of brokerage. BFA does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Master Portfolio, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm's risk and skill in positioning blocks of securities. While BFA generally seeks reasonable trade execution costs, a Master Portfolio does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions.

BFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. BFA does not consider sales of shares of the mutual funds it advises as a factor in the selection of brokers or dealers to execute portfolio transactions for a Master Portfolio; however, whether or not a particular broker or dealer sells shares of the mutual funds advised by BFA neither qualifies nor disqualifies such broker or dealer to execute transactions for those mutual funds.

A Master Portfolio's purchase and sale orders for securities may be combined with those of other accounts that BFA manages or advises, and for which it has brokerage placement authority. If purchases or sales of portfolio securities of a Master Portfolio and one or more other accounts managed or advised by BFA are considered at or about the same time, transactions in such securities are allocated among the Master Portfolio and the other accounts in a manner deemed equitable to all by BFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as a Master Portfolio is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to a Master Portfolio.

Payments of commissions to brokers who are affiliated persons of the Master Portfolio with respect to the Fund (or affiliated persons of such persons), will be made in accordance with Rule 17e-1 under the 1940 Act.

Each Master Portfolio anticipates that its brokerage transactions involving foreign securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by a Master Portfolio in the form of depositary receipts, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in over-the-counter markets in the United States or Europe, as the case may be. American Depositary Receipts, like other securities traded in the United States, will be subject to negotiated commission rates. Because the shares of each Fund and interests of the Master Portfolios are redeemable on a daily basis in U.S. dollars, each Master Portfolio intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have a significant effect on a Master Portfolio's portfolio strategies.

Each Master Portfolio may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in the particular securities, except in those circumstances in which better prices and execution are available elsewhere. Under the 1940 Act, persons affiliated with a Master Portfolio and persons who are affiliated with such affiliated persons are prohibited from dealing with the Master Portfolio as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Master Portfolios will not deal with affiliated persons, including PNC and its affiliates, in connection with such transactions. However, an affiliated person of a Master Portfolio may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, a Master Portfolio may not purchase securities during the existence of any underwriting syndicate for such securities of which PNC is a member or in a private placement in which PNC serves as placement agent except pursuant to procedures approved by the Board that either comply with rules adopted by the SEC or with interpretations of the SEC staff.

OTC issues, including most fixed-income securities such as corporate debt and U.S. Government securities, are normally traded on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. The Master Portfolios will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit.

Purchases of money market instruments by a Master Portfolio are made from dealers, underwriters and issuers. The Master Portfolios do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.

A Master Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BFA, PNC or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act. In no instance will portfolio securities be purchased from or sold to BFA, PNC or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

PORTFOLIO TURNOVER. Portfolio turnover may vary from year to year, as well as within a year. High portfolio turnover rates may result in comparatively greater brokerage expenses and larger amounts of short-term capital gains allocable to interestholders of a Master Portfolio and shareholders of a corresponding Fund.

BROKERAGE COMMISSIONS. The table below sets forth the brokerage commissions paid by each Master Portfolio for the periods noted. Any differences in brokerage commissions paid by the Master Portfolios from year to year are due to changes in market conditions and the frequency and size of interestholder transactions. None of these brokerage commissions were paid to affiliated brokers:

                                   FISCAL YEAR ENDED    FISCAL YEAR ENDED    FISCAL YEAR ENDED
MASTER PORTFOLIO                       12/31/2007           12/31/2008          12/31/2009
--------------------------------  -------------------  -------------------  ------------------
Bond Index Master Portfolio                $                    $                    $
S&P 500 Stock Master Portfolio             $                    $                    $

BROKERAGE COMMISSIONS PAID TO AFFILIATES. During the past three fiscal years, the Master Portfolios _______ brokerage commissions to affiliated brokers.

SECURITIES OF REGULAR BROKERS-DEALERS. As of December 31, 2009, the Master Portfolios owned securities of their "regular brokers or dealers" (as defined in the 1940 Act) or their parents, as follows:

MASTER PORTFOLIO                   BROKER-DEALER OR PARENT    AMOUNT
--------------------------------  -------------------------  -------
Bond Index Master Portfolio                                  $
                                                             $
                                                             $
                                                             $
                                                             $
S&P 500 Stock Master Portfolio                               $
                                                             $
                                                             $
                                                             $
                                                             $

FREQUENT TRADING IN FUND SHARES. Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on funds and their shareholders. Depending on various factors, such as the size of a fund's portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of the fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a fund's portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's NAV ("market timing").

Each Fund may invest only in interests of its respective Master Portfolio, and the Boards of Trustees of the Trust, MIP and the Funds have each considered the issues of frequent trading and market timing. MIP's Board of Trustees has adopted a policy of not monitoring for possible market timing activity because the Master Portfolios' holdings are valued as of the same time as of which the NAV for the Master Portfolios is calculated (normally 4:00 p.m. Eastern time), which eliminates the potential arbitrage opportunity presented by a lag between a change in the value of the Master Portfolios' holdings and the reflection of that change in the Master Portfolios' respective NAV. MIP's Board of Trustees has not adopted a policy of monitoring for other forms of frequent trading because daily flows into and out of the Master Portfolios are aggregated, and the process of aggregating is expected to reduce the potential for frequent trading to disrupt the implementation of the Master Portfolios' investment strategies.

The Board has adopted a policy of not monitoring for market timing or other frequent trading activity in the Funds in light of the nature of the Funds' investments in Master Portfolios, the policies of the Master Portfolios, as described in the preceding paragraphs, and the historical nature of flows into and out of the Funds.

BTC's ability to monitor trades that are placed by participants in plans that are shareholders in the Funds or other shareholders in the Funds that are trading through omnibus accounts maintained by intermediaries has been severely limited because BTC has not been receiving transaction information showing individual investment decisions. Upon request by the Funds, intermediaries will be required to provide certain transaction information that may enable the Funds to identify trading activity that is potentially harmful to the Funds. The Funds may, but do not have the obligation to, respond to any potentially harmful trading activity that is identified. In the event any potentially harmful trading activity is identified, responses may include the imposition of trading restrictions, the rejection of purchases, or such other steps the Funds determine are appropriate. Intermediaries' ability to impose restrictions on the trading practices of their clients may, however, be affected by legal or technological limitations.

Distributions and Taxes

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Taxes." The Prospectus generally describes the U.S. federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the U.S. Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders who are U.S. persons, I.E., U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax and hold Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts ("IRAs")), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the U.S. federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisers and financial planners as to the particular U.S. federal tax consequences to them of an investment in the Funds, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be treated, has qualified and intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Trust as a whole. Furthermore, each Fund will separately determine its income, gains, losses and expenses for U.S. federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly-traded partnership as defined in section 851(h) of the Code. Pursuant to regulations that may be promulgated in the future, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains which are directly related to a Fund's principal business of investing in stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the regulated investment company's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the regulated investment company's total assets is invested in (A) the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, (B) the securities (other than the securities of other regulated investment companies) of two or more issuers that the regulated investment company controls and that are engaged in the same, similar, or related trades or businesses, or (C) the securities of one or more qualified publicly-traded partnerships. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, each Fund generally must distribute to its shareholders an amount equal to or exceeding the sum of (i) 90% of its "investment company taxable income," as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and
(ii) 90% of its net tax-exempt income earned in each taxable year. A Fund generally will not be subject to U.S. federal income tax on the investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. However, if a Fund meets such distribution requirements, but chooses to retain some portion of its investment company taxable income or net capital gain, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. Although dividends generally will be treated as distributed when paid, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the calendar year in which it is declared. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation.

If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, such Fund would be taxed in the same manner as an ordinary corporation without any deduction for distributions to shareholders, and all distributions from the Fund's earnings and profits (including any distributions of net tax-exempt income and net capital gain) to its shareholders also would be taxable as ordinary income at the shareholder level. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to pay an interest charge and penalty to the IRS as well as distribute to its shareholders its earnings and profits attributable to non-regulated investment company years. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

EXCISE TAX. A 4% non-deductible excise tax will be imposed on each Fund's capital gain net income (generally the excess of capital gains over capital losses as adjusted for ordinary losses) to the extent it fails to distribute during each calendar year (i) at least 98% of its ordinary income (excluding capital gains and losses) for the calendar year, (ii) at least 98% of its capital gain net income for the 12 month period ending on October 31, and (iii) all of its ordinary capital gain net income from previous years that was not distributed or subject to tax during such years. Each Fund intends to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

CAPITAL LOSS CARRY-FORWARDS. A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level U.S. federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such capital gains. The Funds cannot carry back or carry forward any net operating losses. As of December 31, 2009, the Funds had capital loss carry-forwards approximating the amount indicated for U.S. federal income tax purposes, expiring in the years indicated:

                               EXPIRING      EXPIRING      EXPIRING      EXPIRING      EXPIRING      EXPIRING      EXPIRING
FUND                          12/31/2010    12/31/2011    12/31/2012    12/31/2013    12/31/2014    12/31/2015    12/31/2016
---------------------------  ------------  ------------  ------------  ------------  ------------  ------------  -----------
BlackRock Bond Index Fund    $             $             $             $             $             $             $
BlackRock S&P 500 Stock
 Fund

EQUALIZATION ACCOUNTING. Under the Code, a Fund may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the Fund's required distributions amounts by a portion of the redemption proceeds paid to redeeming shareholders. However, the IRS has not expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

INVESTMENT THROUGH MASTER PORTFOLIOS. Each Fund seeks to continue to qualify as a regulated investment company by investing its assets in a Master Portfolio. Each Master Portfolio is treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in a Master Portfolio, as disregarded from the Fund) for U.S. federal income tax purposes rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership (or disregarded entity), a proportionate share of any interest, dividends, gains and losses of a Master Portfolio will be deemed to have been realized by (I.E., "passed-through" to) its investors, including the Fund, regardless of whether any amounts are actually distributed by the Master Portfolio. Each investor in a Master Portfolio will be taxable on such share, as determined in accordance with the governing instruments of the particular Master Portfolio, the Code and Treasury Regulations. Therefore, to the extent that a Master Portfolio were to accrue but not distribute any income or gains, a Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each Master Portfolio will seek to minimize recognition by its investors (such as a Fund) of income and gains without a corresponding distribution. Furthermore, each Master Portfolio's assets, income and distributions will be managed in such a way that an investor in a Master Portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the Master Portfolio.

TAXATION OF FUND INVESTMENTS. In general, if a Fund realizes gains or losses on the sale of portfolio securities by the Master Portfolio, such gains or losses are capital gains or losses, and if the Master Portfolio has held the disposed securities for more than one year at the time of disposition, such gains and losses generally are treated as long-term capital gains or losses.

If a Fund purchases a debt obligation with original issue discount ("OID"), generally at a price less than its principal amount, such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for U.S. federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, usually at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold.

If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund generally will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark-to-market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at fair market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated "hedging transactions," as defined in Section 1221(b)(2) of the Code, are excepted from the mark-to-market rule and the "60%/40%" rule.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the IRC, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund's income. Under Treasury Regulations that may be promulgated in the future, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for U.S. federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if one or more (but not all) of the futures, forward, or option contracts or other positions comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income of long-term capital gain, may be increased or decreased substantially as compared to a Fund that had not engaged in such transactions.

If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in Treasury Regulations that may be promulgated in the future. The character of the gain from constructive sales will depend upon a Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to a transaction if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year, the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed, and the Fund's risk of loss with respect to such position is not reduced at any time during such 60-day period.

The amount of long-term capital gain a Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

"Passive foreign investment corporations" ("PFICs") are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock, but may also include an option to acquire stock such as is inherent in a convertible bond under Treasury Regulations that may be promulgated in the future) in a PFIC, the Fund could be subject to U.S. federal income tax and IRS interest charges on "excess distributions" received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, a Fund may incur the tax and interest charges described above in some instances.

Rules governing the U.S. federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

TAXATION OF DISTRIBUTIONS. For U.S. federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated PRO RATA to distributions made throughout the entire year. All distributions paid out of a Fund's earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must generally be reported on each Fund shareholder's U.S. federal income tax return. Distributions in excess of a Fund's earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares and any such amount in excess of that basis as capital gain from the sale of shares, as discussed below. A Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

In general, assuming that each Fund has sufficient earnings and profits, distributions from investment company taxable income either are taxable as ordinary income or, if so designated by a Fund and certain other conditions are met, as "qualified dividend income" taxable at a reduced U.S. federal income tax rate to individual shareholders.

Dividend income distributed to individual shareholders will qualify as "qualified dividend income" as that term is defined in Section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from the Fund's investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both the Fund and the shareholders. Since the income of the BlackRock Bond Index Fund is not generally from sources that pay qualified dividend income, none of the distributions to shareholders of that Fund are expected to be taxable as qualified dividend income.

A distribution that is attributable to qualified dividend income of a Fund that is paid by the Fund to an individual shareholder will not be taxable as qualified dividend income to such shareholder if (i) the dividend is received with respect to any share of the Fund held for fewer than 61 days during the 121 day-period beginning on the date which is 60 days before the date on which such share became ex-dividend with respect to such dividend, (ii) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (iii) the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest. The "ex-dividend" date is the date on which the owner of the share at the commencement of such date is entitled to receive the next issued dividend payment for such share even if the share is sold by the owner on that date or thereafter.

Distributions designated by a Fund as a capital gain dividend will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Each Fund will designate capital gain dividends, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year. The U.S. federal income tax status of all distributions will be reported to shareholders annually.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in Ginnie Mae or Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

SALES OF FUND SHARES. Redemptions generally are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transaction. In general, if Fund shares are sold, a shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder's adjusted tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale.

If a shareholder receives a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. If a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that the shareholder purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition.

Under Treasury regulations, if a shareholder recognizes a loss with respect to shares of a Fund of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases excepted from this requirement but, under current guidance, shareholders of regulated investment companies are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer's treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

FOREIGN TAXES. Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year were to consist of securities of non-U.S. corporations, the Fund would be eligible to file an annual election with the IRS pursuant to which the Fund could pass-FOREIGN TAXES. Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year were to consist of securities of non-U.S. corporations, the Fund would be eligible to file an annual election with the IRS pursuant to which the Fund could pass-through to its shareholders on a PRO RATA basis foreign income and similar taxes paid by the Fund, which could be claimed, subject to certain limitations, either as a tax credit or deduction by shareholders. However, neither of the Funds expects to qualify for this election.

FEDERAL INCOME TAX RATES. As of the printing of this SAI, the maximum stated individual U.S. federal income tax rate applicable to (i) ordinary income generally is 35%; (ii) qualified dividend income is 15%; (iii) capital gain dividend is 15%; and (iv) long-term capital gains is 15%.

An individual shareholder also should be aware that the benefits of the favorable tax rates applicable to capital gain dividends, long-term capital gains, and qualified dividend income may be impacted by the application of the alternative minimum tax. Under current law, the maximum 35% U.S. federal income tax rate on ordinary income and the maximum 15% U.S. federal income tax rate on capital gain dividends, long-term capital gains and qualified dividend income will cease to apply to taxable years beginning after December 31, 2010.

The maximum stated corporate U.S. federal income tax rate applicable to ordinary income, qualified dividend income, capital gain dividends and long-term capital gain is generally 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

BACK-UP WITHHOLDING. The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% ("back-up withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies under penalties of perjury that the shareholder's social security or other "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to back-up withholding, or the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is subject to back-up withholding. This tax is not an additional U.S. federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her U.S. federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of back-up withholding is set to increase for taxable years beginning after December 31, 2010.

TAX-DEFERRED PLANS. The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, Simplified Employee Pension Plans, Savings Incentive Match Plans for Employees, Roth IRAs, and Coverdell Education Savings Accounts. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account.

CORPORATE SHAREHOLDERS. Subject to limitations and other rules, a corporate shareholder of the BlackRock S&P 500 Stock Fund may be eligible for the dividends-received deduction on Fund distributions to the extent that such distributions are attributable to dividends from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. In general, a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction if: (i) the corporate shareholder holds the Fund shares upon which the distribution is made for at least 46 days during the 91-day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund holds the shares of the domestic corporation producing the dividend income in an unleveraged position for at least 46 days during the 91-day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income. A longer holding period applies to investments in preferred stock.

FOREIGN SHAREHOLDERS. With respect to taxable years of a Fund beginning before January 1, 2010, certain distributions, if designated by a Fund as "interest-related dividends," generally attributable to the Fund's net interest income earned on certain debt obligations paid to a non-resident alien individual, foreign trust (I.E., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (I.E., the income of which is not subject to U.S. tax regardless of source) or a foreign corporation (each, a "foreign shareholder") generally will be exempt from U.S. federal income tax withholding tax, provided the Fund obtains a properly completed and signed certificate of foreign status from such foreign shareholder ("exempt foreign shareholder"). If applicable, each Fund may choose to designate any interest-related dividends in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year. All other distributions made to exempt foreign shareholders attributable to net investment income, such as dividends received by a Fund, generally will be subject to non-refundable U.S. federal income tax withholding at a 30% rate (or a lower rate if so provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, U.S. federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder's capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning before January 1, 2010, "short-term capital gain distributions" (defined below) are not subject to U.S. federal income tax withholding, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) with respect to taxable years of a Fund beginning before January 1, 2010, such gains or distributions are attributable to gain from the sale or exchange of a U.S. real property interest. If such gains or distributions are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the tax, reporting and withholding requirements applicable to U.S. persons generally apply. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause
(ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or a lower rate if so provided under an applicable income tax treaty). Gains or distributions attributable to gain from sales or exchanges of U.S. real property interests are taxed to a foreign shareholder as if that gain were effectively connected with the shareholder's conduct of a U.S. trade or business, and therefore such gains or distributions may be required to be reported by a foreign shareholder on a U.S. federal income tax return. Such gains or distributions also will be subject to U.S. income tax at the rates applicable to U.S. holders and/or may be subject to U.S. federal income tax withholding. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund's distributions may be attributable to gain from the sale or exchange of U.S. real property interests. Foreign shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of such distributions. "Short-term capital gain distributions" are certain distributions that a Fund may choose to designate as such in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year generally attributable to its net short-term capital gain.

If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder's death, Fund shares will be deemed to be property situated in the U.S. and will be subject to federal estate taxes (at current graduated rates of 18% to 45% of the total value, less allowable deductions and credits). With respect to estates of decedents dying before January 1, 2010, if a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the United States at the time of the shareholder's death, Fund shares are not deemed to be property situated in the United States in the proportion that, at the end of the quarter of the Fund's taxable year immediately preceding the shareholder's date of death, the assets of the Fund that are "qualifying assets" (I.E., bank deposits, debt obligations or property not within the United States) with respect to the decedent bear to the total assets of the Fund. In general, no federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

Capital Stock

As of the date of this SAI, the beneficial interests in the Trust are divided into transferable shares of 11 separate and distinct series authorized and established by the Board of Trustees. The number of shares of each series, and class thereof, is unlimited and each share has no par value. The Board of Trustees may, in the future, authorize the issuance of other series representing shares of additional investment portfolios or funds. Except to the extent the 1940 Act expressly grants to shareholders the power to vote on such termination(s), the Trust, or any series (or class) thereof, may be terminated at any time by the Trustees with written notice to the shareholders.

Although the Trust is not required to hold regular annual shareholder meetings, occasional annual or special meetings may be required for purposes such as electing and removing Trustees, approving advisory contracts, and changing a Fund's fundamental investment policies.

VOTING. All shares of the Trust will be voted separately by individual series, except: (i) when required by the 1940 Act, shares will be voted in the aggregate and not by individual series; and (ii) when the Trustees have determined that the matter affects the interests of more than one series, then the shareholders of all such affected series will be entitled to vote thereon in the aggregate and not by individual series. The Trustees also may determine that a matter affects only the interests of one or more classes of a series, in which case any such matter will be voted on separately by such class or classes. For example, a change in a Fund's fundamental investment policy would be voted upon only by shareholders of that Fund. Additionally, approval of a Master Portfolio's Advisory Contract is a matter to be determined separately by each Master Portfolio. Approval by the shareholders of a Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios. As used in the Prospectus of each Fund and in this SAI, the term "1940 Act majority," when referring to approvals to be obtained from shareholders of a Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

Each share will entitle the holder thereof to one vote for each dollar (and each fractional dollar thereof) of NAV (number of shares owned times NAV per share) of shares outstanding in such holder's name on the books of the Trust. There shall be no cumulative voting in the election of Trustees. Depending on the terms of a particular benefit plan and the matter being submitted to a vote, a sponsor may request direction from individual participants regarding a shareholder vote. For additional voting information and a discussion of the possible effects of changes to a Master Portfolio's investment objective or policies on a Fund, as an interestholder in the Master Portfolio, or the Fund's shareholders, see "Management - Master/Feeder Structure."

The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act. However, the Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

DIVIDENDS AND DISTRIBUTIONS. Each share of a Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine. Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

MASTER PORTFOLIOS. MIP is an open-end, series management investment company organized as a Delaware statutory trust on October 20, 1993. MIP's Declaration of Trust provides that obligations of MIP are not binding upon its Trustees individually but only upon the property of MIP and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

The interests in each Master Portfolio of MIP have voting and other rights generally corresponding to those rights enumerated above for shares of the Funds. MIP also intends to dispense with annual meetings, but is required by
Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under the circumstances described above with respect to the Trust. Whenever a Fund is requested to vote on a matter with respect to its Master Portfolio, the Fund will follow its voting procedures, as described in "Voting."

Additional Information on the Funds

The Trust provides annual and semi-annual reports to all shareholders. The annual reports contain audited financial statements and other information about the Funds, including additional information on performance. Shareholders may obtain a copy of the Trust's most recent annual or semi-annual reports without charge by calling 1-800-882-0052 (toll-free).

The registration statement, including the Prospectus, this SAI and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectus or this SAI as to the contents of any contract or other document referred to herein or in the Prospectus are not necessarily complete and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

No person has been authorized to give any information or to make any representations other than those contained in the Prospectus, this SAI and in the Trust's official sales literature in connection with the offer of the Trust's shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust. This SAI does not constitute an offer in any state in which, or to any person to whom, such offering may not lawfully be made.

Financial Statements

The audited financial statements, including the schedule of investments, financial highlights and independent registered public accounting firm's reports for the fiscal year ended December 31, 2009 for each Fund and related Master Portfolio are hereby incorporated by reference to the Trust's annual report, as filed with the SEC on ________. The audited financial statements are attached to all SAIs delivered to shareholders or prospective shareholders.

                                  APPENDIX A

                     DESCRIPTION OF CORPORATE BOND RATINGS

Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings given to securities at issuance do not necessarily represent ratings which would be given to these securities on a particular subsequent date.

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these securities is dependent on the investment adviser's judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

The descriptions below relate to corporate bonds and are not applicable to the other types of securities.

MOODY'S INVESTORS SERVICE, INC.

AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA: Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1.   An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

3.   There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only to a small degree. The obligor's capacity to meet its financial commitment is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D: An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to 'D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

COMMERCIAL PAPER

S&P's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH RATINGS

INVESTMENT-GRADE BOND RATINGS

AAA: Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

HIGH YIELD BOND RATINGS

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment-grade.

B: Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, AND C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

Defaulted obligations typically are not assigned "D" ratings, but are instead rated in the "B" to "C" rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

NOTES TO RATINGS

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "B," or to short-term ratings other than "F-l."

"NR" indicates that Fitch does not rate the issuer or issue in question.

"Withdrawn": A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

MF-SAI-_____

BLACKROCK FUNDS III

Statement of Additional Information
Dated ______________, 2010

PORTFOLIO/SHARE CLASS                            TICKER
----------------------------------------  --------------------
LIFEPATH(Reg. TM) RETIREMENT PORTFOLIO
 Class I Shares                                   STLAX
 Class A Shares                                   LPRAX
 Class R Shares                                      -
 Class K Shares                                   LPSAX
 Class C Shares                                      -
LIFEPATH 2020 PORTFOLIO(Reg. TM)
 Class I Shares                                   STLCX
 Class A Shares                                   LPRCX
 Class R Shares                                      -
 Class K Shares                                   LPSCX
 Class C Shares                                      -
LIFEPATH 2030 PORTFOLIO(Reg. TM)
 Class I Shares                                   STLDX
 Class A Shares                                   LPRDX
 Class R Shares                                      -
 Class K Shares                                   LPSDX
 Class C Shares                                      -
LIFEPATH 2040 PORTFOLIO(Reg. TM)
 Class I Shares                                   STLEX
 Class A Shares                                   LPREX
 Class R Shares                                      -
 Class K Shares                                   LPSFX
 Class C Shares                                      -
LIFEPATH(Reg. TM) 2050 PORTFOLIO
 Class I Shares                                   STLFX
 Class A Shares                                   LPRFX
 Class R Shares                                      -
 Class K Shares                                   LPSGX
 Class C Shares                                      -

BlackRock Funds III (the "Trust") is an open-end, series management investment company. This combined Statement of Additional Information ("SAI") contains additional information about the Class I, Class A, Class R, Class K and Class C Shares of the Trust's LifePath Retirement Portfolio, LifePath 2020 Portfolio, LifePath 2030 Portfolio, LifePath 2040 Portfolio and LifePath 2050 Portfolio (each, a "LifePath Portfolio" and collectively, the "LifePath Portfolios"). The LifePath Portfolios were formerly named the LifePath Funds.

Each LifePath Portfolio invests substantially all of its assets in a separate portfolio (each, a "Master Portfolio" and collectively, the "Master Portfolios") of Master Investment Portfolio ("MIP") that has the same investment objective as the corresponding LifePath Portfolio. Each Master Portfolio, in turn, invests in a combination of stock, bond and money market funds (the "Underlying Funds"). MIP is an open-end, series management investment company. BlackRock Fund Advisors* ("BFA" or the "Investment Adviser") serves as investment adviser to the Master Portfolio in which each LifePath Portfolio invests and also serves as investment adviser to each of the Underlying Funds, except for the BlackRock Cash Funds: Institutional, which invests all of its assets in a Master Portfolio advised by BFA. References to the investments, investment policies and risks of the LifePath Portfolios, unless otherwise indicated, should be understood as references to the investments, investment policies and risks of the related Master Portfolios.

This SAI is not a prospectus and should be read in conjunction with the current prospectuses for the Class I, Class A, Class R, Class K and Class C Shares of the LifePath Portfolios, each dated ______________, 2010, (each, a "Prospectus" and collectively, the "Prospectuses"). All terms used in this SAI that are defined in the Prospectuses have the meanings assigned in the Prospectuses. The audited financial statements for the LifePath Portfolios, which include the schedule of investments and report of the independent registered public accounting firm for the fiscal year ended December 31, 2009, are hereby incorporated by reference to the LifePath Portfolios' annual reports and semi-annual reports. Copies of the Prospectuses, annual reports, and semi-annual reports may be obtained without charge by writing to BlackRock Funds III, c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, PA 19456, or by calling 1-800-882-0052 (toll-free).

LifePath(Reg. TM) is a registered service mark of BlackRock Institutional Trust Company, N.A. ("BTC")** and the LifePath products are covered by U.S. Patents 5,812,987 and 6,336,102.
-------
* Prior to December 1, 2009, BlackRock Fund Advisors was known as Barclays Global Fund Advisors ("BGFA").
** Prior to December 1, 2009, BlackRock Institutional Trust Company, N.A. was known as Barclays Global Investors, N.A. ("BGI").

                               TABLE OF CONTENTS

                                                                                    PAGE
                                                                                   -----
History of the Trust                                                                  1
Description of the LifePath Portfolios and their Investments and Risks                1
   Investment Objective and Policies                                                  1
   Investment Restrictions                                                            3
   Fundamental Investment Restrictions                                                3
   Non-Fundamental Investment Restrictions                                            3
   Fundamental Investment Restrictions of the Master Portfolios                       4
   Non-Fundamental Investment Restrictions of the Master Portfolios                   5
Investments and Risks of the Master Portfolios                                        5
   Borrowing                                                                          5
   Investments in Underlying Funds                                                    5
   Loans of Portfolio Securities                                                      5
   Short-Term Instruments                                                             6
   U.S. Government Obligations                                                        6
Investments and Risks of the Underlying Funds                                         6
   Asset-Backed and Commercial Mortgage-Backed Securities                             6
   Bonds                                                                              7
   Borrowing                                                                          7
   Collateralized Debt Obligations                                                    7
   Convertible Securities                                                             7
   Corporate Bonds                                                                    8
   Credit-Linked Securities                                                           8
   Currency Transactions                                                              9
   Diversification and Concentration                                                  9
   Equity Securities                                                                  9
   Floating-Rate and Variable-Rate Obligations                                       10
   Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions      10
   Funding Agreements                                                                10
   Futures Contracts, Options Transactions, and Swap Transactions                    10
   High-Yield Securities                                                             14
   Hybrid ARM Securities                                                             14
   Illiquid Securities                                                               15
   Inflation-Protected Obligations                                                   15
   iShares Funds                                                                     15
   Investment Companies                                                              16
   Letters of Credit                                                                 16

                                                                                    PAGE
                                                                                   -----
   Loan Participations and Assignments                                               16
   Loans of Portfolio Securities                                                     17
   Mortgage Pass-Through Securities                                                  17
   Mortgage Securities                                                               18
   Municipal Securities                                                              19
   Non-U.S. Securities and Emerging Markets Securities                               20
   Participation Interests                                                           21
   Ratings                                                                           21
   Repurchase Agreements                                                             21
   Restricted Securities                                                             22
   Reverse Repurchase Agreements                                                     22
   Short-Term Instruments                                                            22
   Stock Index Futures and Options on Stock Index Futures                            22
   Unrated Investments                                                               23
   U.S. Government Obligations                                                       23
   Warrants                                                                          23
Portfolio Holdings Information                                                       23
   Service Providers                                                                 23
   Third-Party Feeder LifePath Portfolios                                            24
   Securities and Exchange Commission Filings                                        24
   Other Public Disclosure                                                           24
   Approved Recipients                                                               24
Management                                                                           25
   Beneficial Equity Ownership Information                                           35
   Ownership of Securities of Certain Entities                                       36
   Compensation of Trustees                                                          36
   Master/Feeder Structure                                                           37
   Codes of Ethics                                                                   38
   Proxy Voting Policies of the Master Portfolios                                    38
   Shareholder Communication to the Board of Trustees                                39
Control Persons and Principal Holders of Securities                                  39
Investment Adviser and Other Service Providers                                       46
   Investment Adviser                                                                46
   Advisory Fees                                                                     46
   Underlying Funds                                                                  47
   Administrator                                                                     49
   Shareholder Servicing Agents                                                      50

                                                                                    PAGE
                                                                                   -----
   Distributor                                                                       52
   Class A, Class R and Class C Shares Distribution and Service Plan                 52
   MIP Distribution Plan                                                             53
   Custodian                                                                         53
   Transfer and Dividend Disbursing Agent                                            53
   Independent Registered Public Accounting Firm                                     54
   Legal Counsel                                                                     54
Portfolio Managers                                                                   54
Determination of Net Asset Value                                                     57
Purchase, Redemption and Pricing of Shares                                           59
   Terms of Purchase and Redemption                                                  59
   In-Kind Purchases                                                                 59
   Suspension of Redemption Rights or Payment of Redemption Proceeds                 60
   Declaration of Trust Provisions Regarding Redemptions at Option of Trust          60
Portfolio Transactions                                                               60
   General                                                                           60
   Portfolio Turnover                                                                61
   Brokerage Commissions                                                             62
   Brokerage Commissions Paid to Affiliates                                          62
   Securities of Regular Broker-Dealers                                              62
   Frequent Trading in Portfolio Shares                                              62
Distributions and Taxes                                                              63
   Qualification as a Regulated Investment Company                                   63
   Excise Tax                                                                        64
   Capital Loss Carry-Forwards                                                       64
   Equalization Accounting                                                           65
   Investment Through Master Portfolios                                              65
   Taxation of Underlying Fund Investments                                           65
   Taxation of Distributions                                                         67
   Sales of LifePath Portfolio Shares                                                68
   Foreign Taxes                                                                     68
   Federal Income Tax Rates                                                          68
   Back-Up Withholding                                                               69
   Tax-Deferred Plans                                                                69
   Corporate Shareholders                                                            69
   Foreign Shareholders                                                              69
Capital Stock                                                                        70

                                                                                    PAGE
                                                                                   -----
   Voting                                                                            70
   Dividends and Distributions                                                       71
   Master Portfolios                                                                 71
Additional Information on the LifePath Portfolios                                    72
Financial Statements                                                                 72
Disclaimers                                                                          72
APPENDIX A                                                                          A-1

History of the Trust

The Trust was organized on December 4, 2001 as a statutory trust under the laws of the State of Delaware. On August 21, 2001, the Board of Directors of Barclays Global Investors Funds, Inc. (the "Company") approved a proposal to redomicile the Company from a Maryland corporation to a Delaware statutory trust (the "Redomiciling"). Shareholders of the Company approved the Redomiciling on November 16, 2001. The Trust was established with multiple series, including the LifePath Portfolios, corresponding to, and having identical designations as, the Company's series. The Redomiciling was effected on January 11, 2002, at which time the Trust assumed the operations of the Company and adopted the Company's registration statement. Shortly thereafter, the Company was dissolved.

The Trust consists of multiple series, including the LifePath Portfolios. The Trust's principal office is located at 400 Howard Street, San Francisco, CA 94105. Each LifePath Portfolio invests all of its assets in a Master Portfolio of MIP (as shown below), which has substantially the same investment objective, policies and restrictions as the related LifePath Portfolio. Each Master Portfolio, in turn, invests in a combination of Underlying Funds and may also invest in U.S. government securities and short-term paper. BTC, the parent company of BFA, has granted the Trust a non-exclusive license to use the name "LifePath." If the license agreement is terminated, the Trust, at BTC's request, will cease using the "LifePath" name.

LIFEPATH PORTFOLIO                      MASTER PORTFOLIO IN WHICH THE LIFEPATH PORTFOLIO INVESTS
--------------------------------------  ---------------------------------------------------------
       LifePath Retirement Portfolio    LifePath(Reg. TM) Retirement Master Portfolio
       LifePath 2020 Portfolio          LifePath 2020 Master Portfolio(Reg. TM)
       LifePath 2030 Portfolio          LifePath 2030 Master Portfolio(Reg. TM)
       LifePath 2040 Portfolio          LifePath 2040 Master Portfolio(Reg. TM)
       LifePath 2050 Portfolio          LifePath(Reg. TM) 2050 Master Portfolio

On April 30, 2001, Class R of the LifePath Portfolios commenced operations and the existing unnamed class of shares was named "Class I." On July 1, 2001, the Company's LifePath Income, LifePath 2020, LifePath 2030 and LifePath 2040 Funds were renamed the LifePath Income, LifePath 2020, LifePath 2030 and LifePath 2040 Portfolios, respectively. On February 12, 2003, the Trust's LifePath Income Portfolio was renamed the LifePath Retirement Portfolio. On November 20, 2009, the LifePath 2010 Portfolio merged into the LifePath Retirement Portfolio. On February 22, 2010, the Trust's board of trustees approved changes to the names of the LifePath Portfolios' shares classes. The Class R Shares were renamed Class A Shares, Class R-1 Shares were renamed Class R Shares and Class S Shares were renamed Class K Shares. Class C of the LifePath Portfolios is expected to commence operations on or shortly after the date of this SAI.

On December 1, 2009, the Trust was renamed BlackRock Funds III.

Description of the LifePath Portfolios and their Investments and Risks

INVESTMENT OBJECTIVE AND POLICIES. The Trust is an open-end, series management investment company. There are five Master Portfolios in which the LifePath Portfolios invest, each of which is a series of MIP. The Master Portfolios in which the LifePath Portfolios invest are diversified funds as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Organizations and other entities such as the LifePath Portfolios that hold beneficial interests in a Master Portfolio may be referred to herein as "feeder funds."

Each LifePath Portfolio has adopted a non-fundamental investment objective, and investment policies that may be fundamental or non-fundamental. Fundamental policies cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such LifePath Portfolio. Non-fundamental policies may be changed without shareholder approval by vote of a majority of the trustees of the Trust (the "Trustees") at any time.

Each LifePath Portfolio has adopted a non-fundamental investment objective that is set forth in its Prospectus. The investment objective and policies of a LifePath Portfolio determine the allocation of assets to the Underlying Funds, the

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degree of risk to which the LifePath Portfolio is subject and, ultimately, its performance. As with all investment companies, there can be no assurance that the investment objective of any LifePath Portfolio will be achieved.

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INVESTMENT RESTRICTIONS.

FUNDAMENTAL INVESTMENT RESTRICTIONS. The LifePath Portfolios are subject to the following investment restrictions, all of which are fundamental policies. Each LifePath Portfolio may not:

(1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Portfolio's investments in that industry would equal or exceed 25% of the current value of the Portfolio's total assets, provided that this restriction does not limit a Portfolio's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. government securities;.

(2) Purchase the securities of any single issuer if, as a result, with respect to 75% of a Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Portfolio's cash or cash items, investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

(3) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(4) Make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(5) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Portfolio's investment program may be deemed to be an underwriting; and provided further, that the purchase by the Portfolio of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Portfolio shall not constitute an underwriting for purposes of this paragraph;

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); and

(7) Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

With respect to paragraph (3) above, the 1940 Act currently allows a LifePath Portfolio to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. With respect to paragraph (4) above, the 1940 Act and regulatory interpretations currently limit the percentage of a LifePath Portfolio's securities that may be loaned to one-third of the value of its total assets.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The LifePath Portfolios are subject to the following investment restrictions, all of which are non-fundamental policies and may be changed without shareholder approval by vote of a majority of the Trustees at any time.

As a matter of non-fundamental policy:

(1) Each Portfolio may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder. Other investment companies in which the LifePath Portfolios invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by a LifePath Portfolio;

(2) Each Portfolio may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others,
      (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days;

(3) Each Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to

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      exceed (in the aggregate) one-third of a Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily; and

(4) Each Portfolio may not purchase securities on margin, but each Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

Notwithstanding any other investment policy or restriction (whether or not fundamental), each LifePath Portfolio may and does invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the LifePath Portfolio. See "Management - Master/Feeder Structure." In addition, the Underlying Funds in which the LifePath Portfolios may invest have adopted certain investment restrictions that may be different from those listed above, thereby permitting the LifePath Portfolios to engage indirectly in investment strategies that are prohibited under the restrictions listed above. The investment restrictions of each Underlying Fund are set forth in its respective statement of additional information.

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE MASTER PORTFOLIOS. The Master Portfolios have adopted the following investment restrictions as fundamental policies. These restrictions cannot be changed, as to a Master Portfolio, without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding voting interests. The Master Portfolios may not:

(1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Master Portfolio's investments in that industry would equal or exceed 25% of the current value of the Master Portfolio's total assets, provided that this restriction does not limit a Master Portfolio's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. government securities;

(2) Purchase the securities of any single issuer if, as a result, with respect to 75% of a Master Portfolio's total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Master Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Master Portfolio's cash or cash items, investments in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or investments in securities of other investment companies;

(3) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(4) Make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(5) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Master Portfolio's investment program may be deemed to be an underwriting; and provided further, that the purchase by the Master Portfolio of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Master Portfolio shall not constitute an underwriting for purposes of this paragraph;

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Master Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); and

(7) Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

With respect to paragraph (3) above, the 1940 Act currently allows a Master Portfolio to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. With respect to paragraph (4) above, the 1940 Act and regulatory interpretations currently limit the percentage of a Master Portfolio's securities that may be loaned to one-third of the value of its total assets.

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


NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE MASTER PORTFOLIOS. The Master Portfolios have adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without interestholder approval by vote of a majority of the Trustees of MIP at any time. The Master Portfolios are subject to the following investment restrictions, all of which are non-fundamental policies:

(1) Each Master Portfolio may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder. Other investment companies in which a Master Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by such Master Portfolio;

(2) Each Master Portfolio may not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale,
      (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days;

(3) Each Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily; and

(4) Each Master Portfolio may not purchase securities on margin, but each Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

Investments and Risks of the Master Portfolios

BORROWING. The Master Portfolios may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Master Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage (I.E., risk of gain or loss higher than the amount invested) have characteristics similar to borrowings. The Master Portfolios maintain liquid assets in connection with those types of transactions.

INVESTMENTS IN UNDERLYING FUNDS. To implement its asset allocation strategy, each Master Portfolio invests its assets in a combination of Underlying Funds. Each Underlying Fund invests directly in portfolio securities, except that the BlackRock Cash Funds: Institutional invests all of its assets in a related Master Portfolio.

LOANS OF PORTFOLIO SECURITIES. Each Master Portfolio may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with BFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. A Master Portfolio may terminate a loan at any time and obtain the return of the securities loaned. Each Master Portfolio receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Master Portfolio is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Master Portfolio is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Master Portfolio or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

Securities lending involves exposure to certain risks, including operational risk (I.E., the risk of losses resulting from problems in the settlement and accounting process), "gap" risk (I.E., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Master Portfolio has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Master Portfolio's securities as agreed, the Master Portfolio may experience

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losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

A Master Portfolio may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to a securities lending agent who administers the lending program in accordance with guidelines approved by the Master Portfolio's Board of Trustees. BTC acts as securities lending agent for the Master Portfolios, subject to the overall supervision of BFA. BTC receives a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

SHORT-TERM INSTRUMENTS. The Master Portfolios may invest in various money market instruments. Money market instruments are generally short-term investments that may include but are not limited to: (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including non-U.S. branches); (iii) commercial paper; (iv) non-convertible corporate debt securities (E.G., bonds and debentures); (v) repurchase agreements; and (vi) U.S. dollar-denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of BFA, are of comparable quality to obligations of U.S. banks which may be purchased by the Master Portfolio. Any of these instruments may be purchased on a current or a forward-settled basis. Money market instruments also include shares of money market mutual funds, including those managed by BFA. See "Investments in Underlying Funds" above.

U.S. GOVERNMENT OBLIGATIONS. The Master Portfolios may invest in various types of U.S. government obligations. A U.S. government obligation is a type of bond. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Government National Mortgage Association ("Ginnie Mae") certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), or Federal Home Loan Bank ("FHLB") notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Investments and Risks of the Underlying Funds

Set forth below is more detailed information regarding types of instruments in which the Underlying Funds may invest, strategies BFA may employ in pursuit of an Underlying Fund's investment objective, and related risks.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES. Certain of the Underlying Funds may invest in asset-backed and commercial mortgage-backed securities. Asset-backed securities are securities backed by installment contracts, credit-card receivables or other assets. Commercial mortgage-backed securities are securities backed by commercial real estate properties. Both asset-backed and commercial mortgage-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made on a regular basis. The payments are, in effect, "passed through" to the holder of the securities (net of any fees paid to the issuer or guarantor of the securities). As the purchaser of such securities the Fund generally would have no recourse to the entity that originated the loans or mortgages in the event of a default by the borrower. If any received payments are not made with respect to the underlying loans or mortgages, the Fund may experience losses or delays in receiving payments. The average life of asset-backed and commercial mortgage-backed securities varies with the maturities of the underlying instruments and, as a result of prepayments, can often be shorter or longer (as the case may be) than the original maturity of the assets underlying the securities. For this and other reasons, an asset-backed and commercial mortgage-backed security's stated maturity may be shortened or extended, and the security's total return may be difficult to predict precisely. BlackRock Cash Funds: Institutional may invest in such securities up to the limits prescribed by Rule 2a-7 and other provisions of the 1940 Act. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit-linked securities. Also see "Mortgage Pass-Through Securities" and "Mortgage Securities."

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BONDS.  A bond is an interest-bearing security issued by a company or a governmental unit or, in some cases, a non-U.S. entity. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a "coupon" rate that is fixed for the life of the bond. Certain bonds, however, do not make interest payments, but instead are sold at a discount from their face value and are redeemed at face value when they mature ("zero coupon bonds"). The value of a fixed-rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed-rate bond's yield (income as a percent of the bond's current value) may differ from its coupon rate as its value rises or falls. When an investor purchases a fixed-rate bond at a price that is greater than its face value, the investor is purchasing the bond at a premium. Conversely, when an investor purchases a fixed-rate bond at a price that is less than its face value, the investor is purchasing the bond at a discount. Fixed-rate bonds that are purchased at a discount pay less current income than securities with comparable yields that are purchased at face value, with the result that prices for such fixed-rate securities can be more volatile than prices for such securities that are purchased at face value. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of "floating-rate" or "variable-rate" bonds fluctuates much less in response to market interest rate movements than the value of fixed-rate bonds. See "Floating-Rate and Variable-Rate Obligations" below. Because zero coupon bonds do not pay current income, their prices can be more volatile than other types of fixed income securities when interest rates change. An Underlying Fund may treat a bond as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (backed by specified collateral).

BORROWING. Each Underlying Fund may borrow in the same manner as the Master Portfolios, as described above.

COLLATERALIZED DEBT OBLIGATIONS. A Master Portfolio may invest in collateralized debt obligations ("CDOs"), which include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment-grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

CDO cash flows are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the subordinate "equity" tranche which bears the bulk of defaults from the bonds, loans or other underlying collateral and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Because it is partially protected from defaults, a senior tranche from a CDO typically has higher ratings and lower yields than its underlying collateral, and can be rated investment-grade. Despite the protection provided by the equity tranche, senior CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults in the event of collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as market aversion to CDOs as a class. Additionally, tranches that are senior to the equity tranche are often subordinate to other, more senior tranches, which may have a variety of preferences, including the authority to compel early redemption of subordinate tranches.

In addition to the risks generally associated with fixed income securities (E.G., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) concentrated portfolios with heightened exposure to movements in a particular segment of the market; (ii) significant leverage that could magnify the affect of adverse events; (iii) distributions from the collateral may not be adequate to make interest or other payments;
(iv) the quality of the collateral may decline in value or default; (v) a Master Portfolio may invest in CDOs that are subordinate to other classes; (vi) the market for a CDO, or the fixed income markets more generally, may become illiquid; and (vii) the complex structure of the CDO may not be fully understood at the time of investment and may give rise to disputes with the issuer or unexpected investment results.

These risks have recently led to actual defaults and market losses on certain CDOs.

CONVERTIBLE SECURITIES. Certain of the Underlying Funds may purchase fixed income convertible securities, such as bonds or preferred stock, which may be converted at a stated price within a specified period of time into a specified number of shares of common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but usually are subordinated to non-convertible debt securities. While providing a fixed income stream

(generally higher in yield than the income from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible.

In general, the market value of a convertible security is the higher of its "investment value" (I.E., its value as a fixed income security) or its "conversion value" (I.E., the value of the underlying shares of common stock if the security is converted). As a fixed income security, the market value of a convertible security generally increases when interest rates decline and generally decreases when interest rates rise. However, the price of a convertible security also is influenced by the market value of the security's underlying common stock. Thus, the price of a convertible security generally increases as the market value of the underlying stock increases and generally decreases as the market value of the underlying stock declines. Investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

CORPORATE BONDS. Certain of the Underlying Funds may invest in investment-grade corporate bonds. The investment return of corporate bonds reflects interest on the security and changes in the market value of the security. The market value of a corporate bond may be affected by the credit rating of the corporation, the corporation's performance and perceptions of the corporation in the market place. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

CREDIT-LINKED SECURITIES. Certain of the Underlying Funds may invest in credit-linked securities. Credit-linked securities are securities that are collateralized usually by one or more credit default swaps on corporate credits and, in some instances, by government securities or similar low-risk assets. As an investor in credit-linked securities, an Underlying Fund has the right to receive periodic interest payments from the issuer of the credit-linked security at an agreed-upon interest rate and, subject to certain conditions, a return of principal at the maturity date.

Credit-linked securities are typically privately negotiated transactions between two or more parties. The issuer of the credit-linked security will usually be a financial institution or a special purpose vehicle established by a financial institution. An Underlying Fund bears the risk that the issuer of the credit-linked security will default or become bankrupt. An Underlying Fund bears the risk of loss of its principal investment and the periodic interest payments expected to be received for the duration of its investment in the credit-linked security.

Credit-linked securities are also subject to the credit risk of the corporate issuers underlying the credit default swaps. If one or more of the credit events agreed upon in the credit default swap occurs with respect to one or more of the underlying corporate issuers and the credit default swap is physically settled, an Underlying Fund may receive physical delivery of the security or loan that is subject to the relevant credit event, and the Underlying Fund's principal investment would be reduced by the corresponding face value of the security or loan that is the subject of the credit event. In instances where the underlying credit default swap is cash-settled on the occurrence of a credit event, an Underlying Fund's principal investment would be reduced, typically by the face value of the security or loan in respect of which the applicable credit event has occurred, and the Underlying Fund would not receive physical delivery of the loan or security that was the subject of the relevant credit event.

The market for credit-linked securities may be, or suddenly can become, illiquid. Indeed, often credit-linked securities are subject to significant restrictions on transfer, thereby enhancing the illiquidity of such securities. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit-linked securities. In certain cases, a market price for a credit-linked security may not be available. The value of a credit-linked security will typically increase or decrease with any change in value of the underlying collateral, if any, held by the issuer of the credit default swap. Further, in cases where the credit-linked security is structured such that the payments to an Underlying Fund are based on amounts received in respect of, or the value or performance of, any reference obligation specified in the terms of the relevant credit default swap, fluctuations in the value of such reference obligation or the performance of the related reference entity may affect the value of the credit-linked security.

An investment in credit-linked securities involves reliance on the counterparty to the swap entered into with the issuer to make periodic payments to the issuer under the terms of the credit default swap. Any delay or cessation in the making of such payments may be expected in certain instances to result in delays or reductions in payments to an Underlying Fund as an investor in such credit-linked securities. Additionally, credit-linked securities are typically structured as limited recourse obligations of the issuer of the securities, such that the securities issued will usually be obligations solely of the issuer and will not be obligations or responsibilities of any other person.

                                       8

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CURRENCY TRANSACTIONS.  Those Underlying Funds that may engage in currency transactions do not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Underlying Funds' assets that are denominated in a foreign currency. The Underlying Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with their distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of an Underlying Fund's return with the performance of its underlying index and may lower the Underlying Fund's return. An Underlying Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, an Underlying Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

DIVERSIFICATION AND CONCENTRATION. Certain of the Underlying Funds are "diversified funds." A diversified fund is one that, with respect to 75% of its total assets (excluding cash and cash items, U.S. government securities, and securities of other investment companies), does not invest more than 5% of its total assets in securities of any one issuer and does not acquire more than 10% of the outstanding voting securities of any one issuer. The remaining 25% of a diversified fund's assets may be invested in any manner.

Other Underlying Funds are classified as "non-diversified" for purposes of the 1940 Act. A "non-diversified" classification means that an Underlying Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer may dominate the Underlying Fund's underlying index and, consequently, the Underlying Fund's investment portfolio. This may adversely affect the Underlying Fund's performance or subject the Underlying Fund's shares to greater price volatility than that experienced by more diversified investment companies.

In addition, an Underlying Fund may concentrate its investments in a particular industry or group of industries. The securities of issuers in particular industries may dominate an Underlying Fund's underlying index and consequently the Underlying Fund's investment portfolio. This may adversely affect the Underlying Fund's performance or subject the Underlying Fund's shares to greater price volatility than that experienced by less concentrated investment companies.

Each Underlying Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" for purposes of the U.S. Internal Revenue Code of 1986, as amended (the "Code"), and to relieve the Underlying Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Code may limit the investment flexibility of an Underlying Fund and make it less likely that the Underlying Fund will meet its investment objective.

EQUITY SECURITIES. Equity securities generally have greater price volatility than fixed income securities. The market price of equity securities may go up or down, sometimes rapidly or unpredictably. Equity securities may decline in value due to factors affecting equity securities markets generally; particular industries, sectors or geographic regions represented in those markets; or individual issuers. The types of developments that may affect an issuer of an equity security include management performance, financial leverage and reduced demand for the issuer's goods or services. Common and preferred stock represent equity or ownership interests in an issuer. Preferred stock, however, pays dividends at a specified rate and has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

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


FLOATING-RATE AND VARIABLE-RATE OBLIGATIONS. The Underlying Funds may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. The floating-rate and variable-rate instruments that the Underlying Funds may purchase include certificates of participation in such instruments. The interest rate adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating-rate and variable-rate instruments are subject to interest rate risk and credit risk. The interest rate on an inverse floating-rate security resets in the opposite direction from the market rate of interest to which the security is benchmarked. An inverse floating rate security may exhibit greater price volatility than a fixed-rate security of similar credit quality.

The Underlying Funds may purchase floating-rate and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, as defined in Rule 2a-7 of the 1940 Act. Variable-rate demand notes including master demand notes are demand obligations that permit an Underlying Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between an Underlying Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

These obligations are direct lending arrangements between the lender and borrower. There may not be an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, an Underlying Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and an Underlying Fund may invest in obligations that are not so rated only if BFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which an Underlying Fund may invest. BFA considers on an ongoing basis the creditworthiness of the issuers of the floating-rate and variable-rate demand obligations in an Underlying Fund's portfolio.

FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY TRANSACTIONS. Certain of the Underlying Funds may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although an Underlying Fund will generally purchase securities with the intention of acquiring them, the Underlying Fund may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by BFA.

FUNDING AGREEMENTS. Certain of the Underlying Funds may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed-, variable- or floating-interest rate that is based on an index and guaranteed for a fixed time period. An Underlying Fund will purchase short-term funding agreements only from banks and insurance companies that, at the time of purchase, are rated in one of the three highest rating categories by a nationally recognized statistical ratings organization ("NRSRO").

The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by an Underlying Fund may be treated as illiquid. If a funding agreement is determined to be illiquid it will be valued at its fair market value as determined by procedures approved by the Underlying Fund's Board of Trustees.

FUTURES CONTRACTS, OPTIONS TRANSACTIONS, AND SWAP TRANSACTIONS. FUTURES CONTRACTS AND OPTIONS TRANSACTIONS. The Underlying Funds may enter into futures contracts and may purchase and write (I.E., sell) options. A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity or financial instrument at a specific price on a specific date in the future. The seller of a futures contract may never actually deliver the commodity or financial instrument. Instead, the buyer and the seller settle the difference between the contract price and the market price in cash on the agreed-upon date, with the buyer paying the difference if the actual price is lower than the contract price and the seller paying the difference if the actual price is higher. Futures contracts are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are subject to market risk (I.E., exposure to adverse price changes). In addition, in employing futures contracts as a hedge against cash market price volatility, futures prices may correlate imperfectly with the prices of securities held by an Underlying Fund. Similarly, in employing futures contracts as a substitute for purchasing the designated underlying securities, the performance of the futures contract may correlate imperfectly with the performance of the direct investments for which the futures contract is a substitute. Although each Underlying Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time.

An option transaction generally involves a right, which may or may not be exercised, to buy or sell a security, commodity or financial instrument at a particular price on a specified future date. Options may be exchange-traded or traded over-the-counter ("OTC options"). Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally are less liquid and involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded. There is no assurance that a liquid secondary market will exist for any particular options at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price.

Options on futures contracts are similar to options on securities or currencies except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon the exercise of an option on a futures contract, which is exchange-traded, the writer of the option delivers to the holder of the option the futures position and the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily and that change would be reflected in the net asset value of an Underlying Fund.

Exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require an Underlying Fund to continue to hold a position until delivery or expiration regardless of the change in its value. As a result, an Underlying Fund's access to other assets held to cover its options or futures positions could also be impaired. In addition, if it is not possible to, or if an Underlying Fund determines not to, close a position in anticipation of adverse price movements, the Underlying Fund will be required to make daily cash payments on variation margin. The Underlying Funds maintain liquid assets in connection with futures contracts.

By purchasing a put option, an Underlying Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, an Underlying Fund pays the current market price for the option (the "option premium"). Options have various types of underlying instruments, including specific securities, indexes of securities prices, and futures contracts. As a purchaser, an Underlying Fund may terminate its position in a put option by allowing it to expire or by exercising the option. If an Underlying Fund allows the option to expire, the Underlying Fund will lose the entire premium. If an Underlying Fund exercises the option, the Underlying Fund completes the sale of the underlying instrument at the strike price. An Underlying Fund may also terminate a put option by closing it out in the secondary market at its current price, if a liquid secondary market exists.

As the buyer of a typical put option, an Underlying Fund can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, an Underlying Fund, as the put buyer, can expect to suffer a loss (limited to the amount of the premium, plus related transactions costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

As the writer of a put or call option, an Underlying Fund takes the opposite side of the transaction from the option's purchaser. In return for receipt of the option premium, an Underlying Fund (as the writer) assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. An Underlying Fund (as the writer) may seek to terminate a position in a put option before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option, however, an Underlying Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes. When writing an option on a futures contract, an Underlying Fund will be required to make margin payments to a futures commission merchant.

If securities prices rise, an Underlying Fund, as a put writer, would generally expect to profit, although its gain would be limited to the amount of the option premium it received. If security prices remained the same over time, it is likely that an Underlying Fund would also profit, because it should be able to close out the option at a lower price. If security prices fall, an Underlying Fund would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instruments directly, however, because the option premium received for writing the option should mitigate the effects of the decline. The potential loss related to writing put options is limited to the agreed upon price per share times the number of shares minus the premium received from writing the put.

Writing a call option obligates an Underlying Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, an Underlying Fund, as a call writer, mitigates the effects of a price decline. At the same time, because an Underlying Fund must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, the Underlying Fund would give up some ability to participate in security price increases. The potential for loss related to writing call options is unlimited.

Each Underlying Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 of the U.S. Commodity Exchange Act, as amended (the "Commodity Exchange Act") (except that in the case of the BlackRock Cash Funds: Institutional, the filing was made by the BlackRock Cash Funds: Institutional's related Master Portfolio) and, therefore, the Underlying Funds are not subject to registration or regulation as commodity pool operators, under the Commodity Exchange Act. Additionally, each LifePath Portfolio and each Master Portfolio in which the LifePath Portfolios invest has also filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 of the Commodity Exchange Act and is not subject to registration or regulation as commodity pool operator under the Commodity Exchange Act.

Each Underlying Fund may take advantage of opportunities in the area of options and futures contracts and other derivative investments which are not presently contemplated for use by the Underlying Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Underlying Fund's investment objective and legally permissible for the Underlying Fund.

An Underlying Fund may invest in index futures and options on index futures as a substitute for a comparable market position in the underlying securities. Each Underlying Fund intends to purchase and sell futures contracts on the index for which it can obtain the best price with consideration also given to liquidity.

An Underlying Fund may also invest in interest-rate futures contracts and options on interest-rate futures contracts as a substitute for a comparable market position in the underlying securities. An Underlying Fund may also sell options on interest-rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or the degree of correlation between price movements in the options on interest rate futures and price movements in an Underlying Fund's portfolio securities which are the subject of the transaction.

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


SWAP TRANSACTIONS. An Underlying Fund may enter into swaps, including, but not limited to, interest-rate, index and credit default swaps as well as structured credit instruments, including but not limited to ABX (an index of asset-backed securities), CMBX (an index of commercial mortgage-backed securities), and CDX (an index of credit default securities) indexes, which are comprised default swaps. Swap transactions generally do not involve the delivery of securities or other underlying assets or principal. If an Underlying Fund enters into a swap transaction, cash or securities may be posted by or to the Underlying Fund as collateral in accordance with the terms of the swap agreement. If there is a default by the other party to such a transaction, an Underlying Fund will have contractual remedies pursuant to the agreements related to the transaction. Upon early termination of a swap agreement due to an event of default or termination event with respect to an Underlying Fund or other party, the risk of loss to the Underlying Fund would generally be limited to the net amount of payments that the Underlying Fund is contractually obligated to make if, after exercising in accordance with the swap agreement the rights with respect to early close-out of the swap transaction(s), it is determined that the Underlying Fund would be obligated to make a net payment with respect to the swap transaction(s). In the event the other party to the swap transaction(s) were to owe a net amount to an Underlying Fund upon an early termination of the swap agreement as described above, the Underlying Fund could be exposed to the risk of loss in the event that any collateral held by the Underlying Fund would be insufficient. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with conventional securities transactions. Certain types of swaps are described in greater detail below. The Underlying Funds maintain liquid assets in connection with transactions in swaps, including each type of swap described in greater detail below.

Interest-rate swaps involve the exchange by an Underlying Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments or fixed-rate payments). Index swaps (sometimes referred to as total return swaps) involve the exchange by an Underlying Fund with another party of cash flows based upon the performance of an index of securities or a portion of an index of securities that usually include, but are not limited to, dividends or income. In each case, the exchange of commitments can involve payments to be made in the same currency or in different currencies. If there is a default by the other party to such a transaction, an Underlying Fund will have contractual remedies pursuant to the agreements related to the transaction. The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions.

A credit default swap is a contract between two parties that transfers the credit risk of an entity (the "reference entity") for a defined period whereby if there is a Credit Event then the seller of protection pays a predetermined amount to the buyer of protection. A "Credit Event" is commonly defined as the reference entity's (a) failing to pay principal or interest on time, (b) restructuring its debt, (c) accelerating its debt, or (d) entering bankruptcy. The buyer of credit protection pays a premium to the seller of credit protection until the earlier of a Credit Event or the scheduled termination date of the credit default swap. Credit default swaps can be used to implement BFA's view that a particular credit, or group of credits, will experience credit improvement. In the case of expected credit improvement, an Underlying Fund may sell credit default protection in which it receives a premium to take on the risk. In such an instance, the obligation of an Underlying Fund to make payments upon the occurrence of a Credit Event creates leveraged exposure to the credit risk of the reference entity. An Underlying Fund may also buy credit default protection with respect to a reference entity if, in the judgment of BFA, there is a high likelihood of credit deterioration. In such instance, an Underlying Fund will pay a premium regardless of whether there is a Credit Event. The credit default swap market in high-yield securities is comparatively new and rapidly evolving compared to the credit default swap market for more seasoned and liquid investment-grade securities, creating the risk that the newer markets will be less liquid and that it may be difficult to exit or enter into a particular transaction. In the event of counterparty default, an Underlying Fund would have rights solely against the counterparty and would have no recourse against the reference entity as a result of the counterparty default.

In a cash-settled credit default swap where an Underlying Fund is buying protection, the Underlying Fund makes a stream of fixed payments to the counterparty in exchange for the right to receive compensation for the loss in market value of the designated obligation that is being hedged in the event the reference entity experiences a Credit Event. In a cash-settled credit default swap where an Underlying Fund is selling protection, the Underlying Fund would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the transaction.

Alternatively, if the transaction were to be physically settled, the counterparty, as seller of protection, would agree that if a specified Credit Event occurs, it would take delivery of an obligation specified by an Underlying Fund and pay to the Underlying Fund an amount equal to the notional amount of the transaction. In exchange for this risk protection, an Underlying Fund would pay the counterparty a fixed premium over the specified life of the credit default swap. In instances where an Underlying Fund sells protection, the Underlying Fund would be compensated for assuming the transfer of credit risk from the counterparty by receiving a fixed premium over the life of the credit default swap. An Underlying Fund would be required to compensate the counterparty for the loss in market value of the designated obligation if the reference entity suffered a Credit Event and the credit default swap were to be cash-settled. In the event that the transaction were to be physically settled on the occurrence of a specified Credit Event with respect to the reference entity, an Underlying Fund would be required to take physical delivery of an obligation specified at the time of the occurrence of the relevant Credit Event and would pay to the counterparty an amount equal to the notional amount of the transaction.

In an attempt to increase the liquidity of credit default swaps, numerous credit default swaps may also be aggregated into structured credit instruments based on indexes such as the ABX (an index of asset-backed securities), CMBX (an index of commercial mortgage-backed securities), and CDX (an index of credit default securities) indexes. In addition to the risks generally associated with credit default swaps, these structured credit instruments carry additional risks including, but not limited to: (i) concentrated portfolios with heightened exposure to movements in a particular segment of the market;
(ii) significant leverage that could magnify the affect of adverse events;
(iii) distributions from the collateral may not be adequate to make interest or other payments; (iv) the quality of the collateral may decline in value or default; (v) structured credit instruments may be organized into tranches, with subordinate tranches facing increased exposure to adverse events; (vi) the market for structured credit instruments may become illiquid; and (vii) structured credit instruments are a relatively new product and may not be fully understood at the time of investment and may give rise to disputes with the issuer or unexpected investment results.

An Underlying Fund may also write (sell) and purchase put and call options on swaps. An option on a swap (commonly referred to as a "swaption") is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap transaction at some designated future time on specified terms as described in the swaption. Depending on the terms of the particular swaption, an Underlying Fund may incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When an Underlying Fund purchases a swaption, it risks losing only the amount of the premium it has paid if it decides to let the swaption expire unexercised. When an Underlying Fund writes a swaption, upon exercise of the swaption, the Underlying Fund becomes obligated according to the terms of the underlying agreement.

HIGH-YIELD SECURITIES. Certain of the Underlying Funds may invest in high-yield securities. These securities are generally not exchange traded and, as a result, trade in a smaller secondary market than exchange-traded bonds. In addition, certain of the Underlying Funds may invest in bonds of issuers that do not have publicly-traded equity securities, making it more difficult to hedge the risks associated with such investments. Investing in high-yield debt securities involves risks that are greater than the risks of investing in higher quality debt securities. These risks include: (i) changes in credit status, including weaker overall credit conditions of issuers and risks of default; (ii) industry, market and economic risk; (iii) interest rate fluctuations; and (iv) greater price variability and credit risks of certain high-yield securities such as zero coupon and payment-in-kind securities. While these risks provide the opportunity for maximizing return over time, they may result in greater upward and downward movement of the value of an Underlying Fund's portfolio.

Furthermore, the value of high-yield securities may be more susceptible to real or perceived adverse economic, company or industry conditions than is the case for higher quality securities. The market values of certain of these lower-rated and unrated debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, and tend to be more sensitive to economic conditions than are higher-rated securities. Adverse market, credit or economic conditions could make it difficult at certain times to sell certain high-yield securities held by an Underlying Fund.

HYBRID ARM SECURITIES. Hybrid ARM securities are interests in pools of hybrid adjustable-rate mortgages (hybrid ARMs). A hybrid ARM is a mortgage in which the interest rate is fixed for a specified period and then resets periodically, or floats, for the remaining mortgage term. After the initial fixed interest rate period, the interest rate on a hybrid ARM can be reset by a maximum specified amount to an adjustable rate based on a margin over an identified index. As with other adjustable rate mortgages, the adjustable interest rates on hybrid ARMs are subject to periodic and lifetime caps on the increased rates that mortgagors are required to pay.

Hybrid ARM securities are subject to a combination of the risks associated with fixed-rate and adjustable-rate mortgage-backed securities. If a greater percentage of the mortgage pool backing a hybrid ARM security consists of hybrid ARMS in their initial fixed-rate mode, the hybrid ARM securities will be more susceptible to the risks associated with fixed-rate bonds and mortgage-backed securities. These risks would include possible reductions in market value (i) during periods of rising interest rates and (ii) due to the unanticipated shortening or extension of the security's average life resulting from unforeseen mortgage prepayment patterns. If a greater percentage of the underlying mortgage pool consists of hybrid ARMS in their adjustable-rate mode, the hybrid ARM securities will be more susceptible to the risks associated with capped adjustable-rate securities. These risks include (i) the possibility of reduced yields during periods of falling interest rates, (ii) possible reductions in market value if market interest rates rise above the interest rate caps on the underlying hybrid ARMs, and (iii) possible increases in mortgage default rates to the extent that mortgagors are unable to afford higher adjustable mortgage rates.

Because hybrid ARM securities are more complex than conventional fixed-rate and adjustable-rate mortgage-backed securities, it may be more difficult for investors to analyze and predict how the values of hybrid ARM securities will change in response to market interest rate and credit conditions. As a result of this uncertainty, a hybrid ARM security could suffer from a disproportionate reduction in value or loss of market liquidity during periods of volatile interest rates or credit market disruptions.

ILLIQUID SECURITIES. Certain of the Underlying Funds may invest up to 15% (except that BlackRock Cash Funds: Institutional may invest only up to 10%) of the value of their respective net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with their respective investment objectives. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating-rate and variable-rate demand obligations as to which an Underlying Fund cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market, and repurchase agreements providing for settlement more than seven days after notice.

INFLATION-PROTECTED OBLIGATIONS. Certain of the Underlying Funds invest almost exclusively in inflation-protected public obligations of the U.S. Treasury, commonly known as "TIPS." TIPS are a type of U.S. government obligation issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation (a sustained increase in prices that erodes the purchasing power of money). The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

ISHARES FUNDS. The iShares Funds (the "Underlying iShares Funds") and the other Underlying Funds in which the Master Portfolios were invested as of March 31, 2010 are listed below under "Investment Adviser and Other Service Providers." Each iShares Fund is a type of investment company referred to as an exchange-traded fund ("ETF"). Each iShares Fund is designed to track a particular index and is advised by BFA. Shares of the Underlying iShares Funds are listed for trading on the national securities exchanges and trade throughout the day on those exchanges and other secondary markets. There can be no assurance that the requirements of the national securities exchanges necessary to maintain the listing of shares of the Underlying iShares Funds will continue to be met. A national securities exchange may, but is not required to, remove the shares of the Underlying iShares Funds from listing if
(1) following the initial 12-month period beginning upon the commencement of trading of an Underlying iShares Fund, there are fewer than 50 beneficial holders of the shares for 30 or more consecutive trading days, (2) the value of the Underlying iShares Fund's underlying index is no longer calculated or available, or (3) any other event shall occur or condition exist that, in the opinion of the national securities exchange, makes further dealings on the national securities exchange inadvisable. A national securities exchange will remove the shares of an Underlying iShares Fund from listing and trading upon termination of the Underlying iShares Fund. As in the case of other publicly-traded securities, brokers' commissions on transactions will be based on negotiated commission rates at customary levels. An investment in an ETF generally presents the same primary risks as an investment in an open-end investment company that is not exchange-traded and that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and an Underlying Fund could lose money investing in an ETF if the prices of the securities held by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to an open-end investment company that is not exchange-traded: (i) the market price of the ETF's shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

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INVESTMENT COMPANIES.  The Underlying Funds may invest in the securities of other investment companies (including money market funds) to the extent allowed by law. Under the 1940 Act, an Underlying Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Underlying Fund's total assets with respect to any one investment company and
(iii) 10% of the Underlying Fund's total assets invested in investment companies in the aggregate. To the extent allowed by law or regulation, each Underlying Fund may invest its assets in securities of investment companies that are money market funds, including those advised by BFA or otherwise affiliated with BFA, in excess of the limits discussed above. Other investment companies in which an Underlying Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Underlying Fund.

An Underlying Fund may purchase shares of ETFs. An Underlying Fund may purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts - to obtain relatively low-cost exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Underlying Fund. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. An Underlying Fund may also purchase ETF shares for other purposes, including improving its ability to track its underlying index. An Underlying Fund may invest in shares of ETFs that are advised by BFA.

The iShares MSCI Emerging Markets Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI Emerging Markets Index, may invest up to 10% of its assets in shares of other iShares Funds that seek to track the performance of equity securities in constituent countries of the MSCI Emerging Markets Index. BFA will not charge advisory fees on that portion of the iShares MSCI Emerging Market Index Fund's assets that is invested in shares of other iShares Funds.

An investment in an iShares Fund that invests in foreign countries involves risks similar to those of investing in a broad-based portfolio of equity securities traded on exchanges in the respective countries covered by the individual iShares Fund. These risks include market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in securities issued by companies domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor's local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country's currency. See "Non-U.S. Securities and Emerging Markets Securities" below.

LETTERS OF CREDIT. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) that certain of the Underlying Funds may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies that, in the opinion of BFA, are of comparable quality to issuers of other permitted investments of an Underlying Fund may be used for letter of credit-backed investments.

LOAN PARTICIPATIONS AND ASSIGNMENTS. An Underlying Fund may purchase interests in loan participations that typically represent direct participation in loans to corporate borrowers, and generally are offered by an intermediary bank or other financial institution or lending syndicate. Under these loan participation arrangements, an Underlying Fund will have the right to receive payments of principal, interest and any fees to which it is entitled from the bank selling the loan participation upon receipt by the bank of the payments from the borrower. The borrower in the underlying loan will be deemed to be the issuer of the participation interest except to the extent an Underlying Fund derives its rights from the intermediary bank that sold the loan participation. Interests in loan participations in which an Underlying Fund may invest may not be rated by any NRSRO. An Underlying Fund will invest in loan participations that are not so rated only if BFA determines that at the time of the investment the interests in loan participations are of comparable quality to the other instruments in which the Underlying Fund may invest.

Because the bank issuing the loan participation does not guarantee the participation in any way, the participation is subject to the credit risks associated with the underlying corporate borrower. In addition, it may be necessary, under the terms of the loan participation, for an Underlying Fund to assert its rights against the underlying corporate borrower in the event that the underlying corporate borrower should fail to pay principal and interest when due. Thus, an Underlying Fund could be subject to delays, expenses, and risks that are greater than those that would have been involved if the Underlying Fund had purchased a direct obligation of the borrower.

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An Underlying Fund may also assume the credit risk associated with an interposed bank or other financial intermediary. In the case of a loan that is administered by an agent bank acting as agent for all holders, the agent bank administers the terms of the loan, as specified in the loan agreement. In addition, the agent bank is normally responsible for the collection of principal and interest payments from the corporate borrower and the apportionment of these payments to the credit of all institutions that are parties to the loan agreement. Unless, under the terms of the loan or other indebtedness, an Underlying Fund has direct recourse against the corporate borrower, the Underlying Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

A financial institution's employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent. A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness. However, if assets held by the agent bank for the benefit of an Underlying Fund were determined to be subject to the claims of the agent bank's general creditors, the Underlying Fund might incur certain costs and delays in realizing payment on a loan or loan participation and could suffer a loss of principal and/or interest. In situations involving other interposed financial institutions (E.G., an insurance company or governmental agency) similar risks may arise.

Moreover, under the terms of the loan participation, an Underlying Fund may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the Underlying Fund also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the issuing bank. If an Underlying Fund does not receive scheduled interest or principal payments on such indebtedness, the Underlying Fund's net asset value and yield could be adversely affected. Loans that are fully secured offer an Underlying Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral could be liquidated.

An Underlying Fund may invest in loan participations of below investment-grade quality. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, an Underlying Fund bears a substantial risk of losing the entire amount invested.

Loans and other types of direct indebtedness may be subject to restrictions on resale. In addition, the secondary market, if any, for loans and other types of direct indebtedness may be limited; thus, loans and other types of direct indebtedness purchased by an Underlying Fund may be treated as illiquid.

Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks to an Underlying Fund. For example, if a loan is foreclosed, an Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, an Underlying Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, an Underlying Fund relies on BFA's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Underlying Fund.

LOANS OF PORTFOLIO SECURITIES. Each Underlying Fund may lend portfolio securities in the same manner as the Master Portfolios, as described above.

MORTGAGE PASS-THROUGH SECURITIES. Certain of the Underlying Funds may invest in mortgage pass-through securities which are a category of pass-through securities backed by pools of mortgages and issued by Ginnie Mae, or by one of several U.S. government-sponsored enterprises, such as Fannie Mae, Freddie Mac, or the FHLBs. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a "pool" consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a PRO RATA share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.

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A significant portion of the Barclays Capital U.S. Aggregate Bond Index (the
"Barclays Aggregate Index") (about ____%, as of March 31, 2010) represents the U.S. agency mortgage pass-through segment of the U.S. investment-grade bond market. Therefore, a substantial portion of the iShares Barclays Aggregate Bond Fund is invested to seek exposure to a representative sample of U.S. agency mortgage pass-through securities. The portion of the Barclays Aggregate Index representing the mortgage pass-through segment of the U.S. investment-grade bond market is comprised of multiple pools of mortgage pass-through securities.

Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities. The performance of privately-issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information required to evaluate the practices of these mortgage originators. In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate and investors in mortgage securities may have to accept less favorable interest rates or other terms on the mortgages underlying these securities. Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Should the government adopt new laws providing mortgage borrowers with additional rights to renegotiate interest rates, alter terms, obtain orders to modify their mortgage terms through the bankruptcy courts, or otherwise allow borrowers to modify or restructure existing mortgages, this may negatively impact mortgage securities. Although mortgage securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows and value of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome. For these and other reasons, an Underlying Fund may obtain exposure to U.S. agency mortgage pass-through securities primarily through the use of "to-be-announced" or "TBA" transactions. "TBA" refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines that establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to the settlement date. An Underlying Fund may use TBA transactions in several ways. For example, an Underlying Fund may regularly enter into TBA agreements and "roll over" such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a "TBA roll." In a TBA roll, an Underlying Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, an Underlying Fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Default by or bankruptcy of a counterparty to a TBA transaction would expose an Underlying Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, an Underlying Fund will enter into TBA transactions only with established counterparties (such as major broker-dealers) and BFA will monitor the creditworthiness of such counterparties. The use of TBA rolls may cause an Underlying Fund to experience higher portfolio turnover and to pay higher capital gain distributions, which may result in larger amounts of short-term capital gains allocable to interestholders. The Underlying Funds maintain liquid assets in connection with TBA transactions.

The iShares Barclays Aggregate Bond Fund intends to invest cash pending settlement of any TBA transactions in money market instruments, repurchase agreements or other high-quality, liquid short-term instruments, including money market funds affiliated with BFA.

MORTGAGE SECURITIES. Mortgage securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer that is backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations, make payments of both principal and interest at a range of specified intervals; others make semi-annual interest payments at a pre-determined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

The value of mortgage securities may change due to shifts in the market's perception of the creditworthiness of issuers and changes in interest rates or liquidity. The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities. The performance of privately-issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information required to evaluate the practices of these mortgage originators. In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate and investors in mortgage securities may have to accept less favorable interest rates or other terms on the mortgages underlying these securities. Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Although mortgage securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate.

Non-government mortgage securities may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk. Prepayment risk is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing the investor to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities. In addition, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Also see "Asset-Backed and Commercial Mortgage-Backed Securities," "Hybrid ARM Securities" and "Mortgage Pass-Through Securities."

MUNICIPAL SECURITIES. Certain of the Underlying Funds may invest in municipal securities. Municipal securities are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of a municipal security issuer to make payments on that security could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower-rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. Municipal securities in which the Underlying Funds may invest include, but are not limited to, municipal lease obligations and securities issued by entities whose underlying assets are municipal bonds. There is no guarantee that income from municipal securities will be exempt from federal or state taxes. Changes in federal or state tax treatment of municipal securities may make municipal securities less attractive as investments or cause them to lose value.

In addition, certain of the Underlying Funds may invest in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable-rate security and the other, a residual interest bond. The interest rate for the variable-rate security is determined by an index or an auction process held approximately every seven to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.

The BlackRock Cash Funds: Institutional may invest in high-quality long-term municipal bonds, municipal notes and short-term commercial paper, with remaining maturities not exceeding 397 calendar days.

NON-U.S. SECURITIES AND EMERGING MARKETS SECURITIES. Certain of the Underlying Funds may invest in certain securities of non-U.S. issuers. Investing in the securities of non-U.S. issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or potentially confiscatory taxation or war, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, potential restrictions of the flow of international capital, generally less liquid and less efficient securities markets, generally greater price volatility, less publicly available information about issuers, the imposition of withholding or other taxes, higher transaction and custody costs, delays and risks attendant in settlement procedures, difficulties in enforcing contractual obligations, lesser liquidity and significantly smaller market capitalization of most non-U.S. securities markets, more substantial government interference with the economy and transaction costs of foreign currency conversions. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy with respect to growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. In addition, changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. Certain foreign markets have specific geographical risks such as a heightened likelihood of earthquakes, tsunamis, or volcanoes. Certain foreign markets also experience acts of terrorism, territorial disputes or other defense concerns. These situations may have a significant impact on the economies of, and investments in, these geographic areas.

OBLIGATIONS OF FOREIGN GOVERNMENTS, SUPRANATIONAL ENTITIES AND BANKS. Certain of the Underlying Funds may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by BFA to be of comparable quality to the other obligations in which the Underlying Funds may invest. Certain foreign governments, specifically foreign governments in emerging markets, historically have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest, and declared moratoria on the payment of principal and interest on their sovereign debts. Certain of the Underlying Funds may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the InterAmerican Development Bank. The percentage of an Underlying Fund's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

Certain of the Underlying Funds may invest a portion of their total assets in debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

Certain of the Underlying Funds may purchase publicly-traded common stocks of foreign corporations. To the extent an Underlying Fund invests in securities of foreign issuers, the Underlying Fund's investment in such securities may also be in the form of American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") (collectively, "Depositary Receipts"). Depositary Receipts are receipts, typically issued by a bank or trust company, that evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depositary is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depositary may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. An Underlying Fund may invest in Depositary Receipts through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

EMERGING MARKETS. Some foreign markets in which the Underlying Funds invest are considered to be emerging markets. Investment in these emerging markets subjects an Underlying Fund to a greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of market shut down and more governmental limitations on foreign investment policy than those typically found in developed markets.

PARTICIPATION INTERESTS. An Underlying Fund may invest in participation interests in any type of security in which the Underlying Fund may invest. A participation interest gives an Underlying Fund an undivided interest in the underlying securities in the proportion that the Underlying Fund's participation interest bears to the total principal amount of the underlying securities.

RATINGS. An investment-grade rating means the security or issuer is rated investment-grade by Moody's(Reg. TM) Investors Service, Inc. ("Moody's"), Standard & Poor's(Reg. TM), a division of The McGraw-Hill Companies, Inc. ("S&P"), Fitch Inc. ("Fitch"), Dominion Bond Rating Service Limited, or another credit rating agency designated as a NRSRO by the Securities and Exchange Commission ("SEC"), or is unrated but considered to be of equivalent quality by BFA. Bonds rated Baa by Moody's or BBB by S&P or above are considered "investment-grade" securities; bonds rated Baa are considered medium-grade obligations which lack outstanding investment characteristics and have speculative characteristics, while bonds rated BBB are regarded as having adequate capacity to pay principal and interest.

Subsequent to purchase by the applicable Underlying Funds, a rated security may cease to be rated or its rating may be reduced below an investment-grade rating. Bonds rated lower than Baa3 by Moody's or BBB- by S&P are below investment-grade quality and are obligations of issuers that are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy and increased market price volatility. Such securities ("lower-rated securities") are commonly referred to as "junk bonds" and are subject to a substantial degree of credit risk. Lower-rated securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by securities issued under such circumstances are substantial. Bonds rated below investment-grade tend to be less marketable than higher-quality bonds because the market for them is less broad. The market for unrated bonds is even narrower.

REPURCHASE AGREEMENTS. The Underlying Funds may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (I.E., the Underlying Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by each Underlying Fund but only to constitute collateral for the seller's obligation to pay the repurchase price, and, in the event of a default by the seller, each Underlying Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

In any repurchase transaction, the collateral for a repurchase agreement may include (i) cash items; (ii) obligations issued by the U.S. Government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are rated in the highest rating category generally by at least two nationally recognized statistical rating organizations ("NRSRO"), or, if unrated, determined to be of comparable quality by BFA. Collateral, however, is not limited to the foregoing and may include for example obligations rated below the highest category by NRSROs. Collateral for a repurchase agreement may also include securities that an Underlying Fund could not hold directly without the repurchase obligation. Irrespective of the type of collateral underlying the repurchase agreement, in the case of a repurchase agreement entered into by a non-money market fund, the repurchase obligation of a seller must be of comparable credit quality to securities which are rated in one of the two highest rating categories by any NRSRO.

Repurchase agreements pose certain risks for an Underlying Fund that utilizes them. Such risks are not unique to the Underlying Fund but are inherent in repurchase agreements. The Underlying Funds seek to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty's repurchase obligation, the Underlying Fund would retain the status of an unsecured creditor of the counterparty (I.E., the position the Underlying Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, an Underlying Fund would be at risk of losing some or all of the principal and income involved in the transaction.

RESTRICTED SECURITIES. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling restricted securities may result in a loss or be costly to an Underlying Fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, the restricted security's holder may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time the holder decides to seek registration and the time the holder may be permitted to sell the security under an effective registration statement. If, during that period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

REVERSE REPURCHASE AGREEMENTS. Certain of the Underlying Funds may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally the effect of such transactions is that an Underlying Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Underlying Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if an Underlying Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and an Underlying Fund intends to use the reverse repurchase technique only when BFA believes it will be advantageous to the Underlying Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of an Underlying Fund's assets. Under the 1940 Act, reverse repurchase agreements are considered borrowings. Each Underlying Fund maintains liquid assets having a value equal to or greater than reverse repurchase agreement commitments.

SHORT-TERM INSTRUMENTS. Each Underlying Fund may invest in short-term instruments in the same manner as the Master Portfolios, as described above.

STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES. Certain of the Underlying Funds may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. An index futures contract is a standardized agreement between two parties that commits one party to buy and the other party to sell a stipulated quantity of a market index at a set price on or before a given date in the future. The seller never actually delivers "shares" of the index or shares of all the stocks in the index. Instead, the buyer and the seller settle the difference between the contract price and the market price in cash on the agreed-upon date - the buyer paying the difference if the actual price is lower than the contract price and the seller paying the difference if the actual price is higher. An Underlying Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

An option on a stock index is similar to an option on a stock except that expiration cycles vary either monthly or quarterly and the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount depends upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiplier. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset a position in stock index options prior to expiration by entering into a closing transaction on an exchange or the writer may let the option expire unexercised. The Underlying Funds maintain liquid assets in connection with these types of futures contracts.

UNRATED INVESTMENTS. The BlackRock Cash Funds: Institutional may purchase instruments that are not rated if, in the opinion of BFA, such obligations are of an investment quality that is comparable to other rated investments that are permitted for purchase by the BlackRock Cash Funds: Institutional, if they are purchased in accordance with the BlackRock Cash Funds: Institutional's procedures adopted by the Trust's Board of Trustees in accordance with Rule 2a-7 under the 1940 Act. Such procedures require approval or ratification by the Board of Trustees of the purchase of unrated securities. After purchase by the BlackRock Cash Funds: Institutional, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the BlackRock Cash Funds: Institutional. Neither event will require an immediate sale of such security by the BlackRock Cash Funds: Institutional provided that, when a security ceases to be rated, BFA determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, BFA finds that the sale of such security would not be in the BlackRock Cash Funds: Institutional's shareholders' best interest.

To the extent the ratings given by a NRSRO may change as a result of changes in such organization or its rating systems, the BlackRock Cash Funds:
Institutional will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its registration statement.

U.S. GOVERNMENT OBLIGATIONS. Certain of the Underlying Funds may invest a portion of their assets in U.S. government obligations and may make such investments in the same manner as the Master Portfolios, as described above.

WARRANTS. A warrant is an instrument issued by a corporation that gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities.

Portfolio Holdings Information

The Boards of Trustees of the Trust and MIP have adopted a policy regarding the disclosure of portfolio holdings information that requires that such information be disclosed in a manner that (a) is consistent with applicable legal requirements and in the best interests of each LifePath Portfolio's and Master Portfolio's respective shareholders or interestholders, as applicable;
(b) does not put the interests of the Investment Adviser, the LifePath Portfolios' distributor, SEI Investments Distribution Co. (the "Distributor" or "SEI"), or any affiliated person of the Trust, the Master Portfolios, the Investment Adviser or the Distributor, above those of the LifePath Portfolios' shareholders and the Master Portfolios' interestholders; (c) does not advantage any current or prospective LifePath Portfolio shareholders or Master Portfolio interestholders over any other current or prospective LifePath Portfolio shareholders or Master Portfolio interestholders; and (d) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements and/or control mechanisms (such as by virtue of duties to the LifePath Portfolios or the Master Portfolios) limiting the use of such information are in effect. None of the LifePath Portfolios, the Master Portfolios, the Investment Adviser or BTC receive any compensation or other consideration in connection with the disclosure of portfolio holdings information pursuant to the arrangements described below.

The policy described herein only relates to the disclosure of portfolio holdings information of the LifePath Portfolios and the Master Portfolios.

SERVICE PROVIDERS. Daily access to information concerning portfolio holdings is permitted, without any lag between the date of the information and the date on which such information is disclosed, (i) to personnel of the Investment Adviser who manage the Master Portfolios' assets ("Portfolio Managers") or who provide administrative, operational, risk management, or other support to the Portfolio Managers ("Support Staff"), and (ii) to other personnel of the Investment Adviser and the LifePath Portfolios' and Master Portfolios' service providers, such as BTC, State Street Bank and Trust Company ("State Street") and SEI, who deal directly with, or assist in, functions related to investment management, administration, custody, and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Master Portfolios and the LifePath Portfolios and the terms of their respective current registration statements. Portfolio Managers and Support Staff may also release and discuss portfolio holdings information with various broker-dealers, including broker-dealers affiliated with the Investment Adviser, in connection with managing the Master Portfolios' assets and settling the Master Portfolios' transactions, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Master Portfolios and the LifePath Portfolios and the terms of their respective current registration statements.

From time to time, portfolio holdings information may also be provided, in the ordinary course of business without any lag between the date of the information and the date on which such information is disclosed (provided that such information is provided no earlier than the close of trading on the same business day as the date of such information), to other persons and entities, including, among others, the Trust's and MIP's Trustees; the auditors of the LifePath Portfolios and the Master Portfolios; counsel to the Trust or MIP, and counsel to the Trustees who are not "interested persons" of the Trust or MIP (as such term is defined in the 1940 Act) (the "Independent Trustees"); pricing service vendors; proxy voting service providers; financial printers; regulatory authorities; stock exchanges and other listing organizations; rating or ranking organizations; or as otherwise required by law or regulation. The following is a list, as of _____, 2010, of all such persons and entities with which the LifePath Portfolios and the Master Portfolios have ongoing arrangements to provide portfolio holdings information: Moody's, Lipper, Inc. and Morningstar, Inc., as the rating organizations for certain of the Master Portfolios; and Interactive Data Corp. and Reuters, as pricing services for the Master Portfolios. Such information is generally provided the first business day following month-end. Any additions, modifications or deletions to the foregoing list that have occurred since _____, 2010 are not reflected. Generally, the above persons and entities are subject to duties of confidentiality arising under law or contract that the Boards of Trustees of the Trust and MIP believe provide an adequate safeguard for such information.

THIRD-PARTY FEEDER LIFEPATH PORTFOLIOS. Each Master Portfolio provides portfolio holdings information to the sponsors, administrators or other service providers for feeder LifePath Portfolios sponsored by institutions not affiliated with BFA that invest in such Master Portfolio (each, a "third-party feeder LifePath Portfolio") as may be necessary to (i) conduct business of the third-party feeder LifePath Portfolios in the ordinary course in a manner consistent with agreements with the third-party feeder LifePath Portfolios and the terms of the Master Portfolio's current registration statement, or (ii) satisfy legal requirements applicable to the third-party feeder LifePath Portfolios. Such portfolio holdings information may be provided without any lag between the date of the information and the date on which such information is disclosed. Each third-party feeder LifePath Portfolio is subject to the terms and duties of confidentiality of its own portfolio holdings disclosure policy as adopted by its board of directors or trustees (which policy may be different than the Trust's and MIP's policy described herein), and none of BFA, BTC or the Board of Trustees of the Trust or MIP exercises control over any third-party feeder LifePath Portfolio's policies. The following is a list, as of _____, 2010, of third-party feeder LifePath Portfolios and their service providers with which the Master Portfolios have ongoing arrangements to provide portfolio holdings information: State Farm Mutual Fund Trust. Such information is generally provided within five business days following month-end. Any additions, modifications or deletions, to the foregoing list that have occurred since _____, 2010 are not reflected.

BFA, BTC and the Master Portfolios may also provide portfolio holdings information to the sponsors, administrators or other service providers for a potential third-party feeder LifePath Portfolio to the extent necessary for such entities to evaluate a potential investment in the relevant Master Portfolio, subject to appropriate confidentiality arrangements limiting the use of such information to that purpose.

SECURITIES AND EXCHANGE COMMISSION FILINGS. Each LifePath Portfolio will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on such LifePath Portfolio's fiscal year, within 70 days after the end of the calendar quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

OTHER PUBLIC DISCLOSURE. A LifePath Portfolio or its related Master Portfolio may voluntarily disclose portfolio holdings information in advance of required filings with the SEC to persons and entities that make such information generally available to interested persons, such as institutional investors and their advisers and representatives. These persons and entities may make such information available through a variety of methods, including without limitation via websites, e-mail and other forms of publication. Such portfolio holdings information may be provided without any lag between the date of the information and the date on which such information is disclosed, provided that such information is provided no earlier than the close of trading on the same business day as the date of such information. No conditions or restrictions are placed on the use of such information because the LifePath Portfolios and the Master Portfolios intend that the persons and entities to which such information is provided will make such information generally available to all interested persons. The following is a list, as of _____, 2010, of all such persons and entities with which the LifePath Portfolios or the Master Portfolios have ongoing arrangements to provide portfolio holdings information and the frequency with which such information is provided: Bloomberg (monthly). Any additions, modifications or deletions to the foregoing list that have occurred since _____, 2010 are not reflected.

APPROVED RECIPIENTS. The Trust's and the MIP's Chief Compliance Officer may also authorize disclosure of portfolio holdings information to approved recipients pursuant to the above policy.

The Boards of Trustees of the Trust and MIP review the above policy and the procedures with respect to the disclosure of portfolio holdings information at least annually. There can be no assurance that the Trust's and MIP's policy and procedures with respect to disclosure of portfolio holdings information will prevent the misuse of such information by persons that receive such information.

Management

The Board of Trustees of the Trust (the "Board") consists of thirteen individuals (each, a "Trustee"), eleven of whom are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees"). The same individuals serve on the Board of Trustees of the MIP. The registered investment companies advised by BFA or its affiliates (the "BlackRock-advised Funds") are organized into one complex of closed-end funds, two complexes of open-end funds (the Equity-Liquidity Complex and the Equity-Bond Complex) and one complex of exchange-traded funds (each, a "BlackRock Fund Complex"). The Trust is included in the BlackRock Fund Complex referred to as the Equity-Liquidity Complex. The Trustees also oversee as board members the operations of the other open-end registered investment companies included in the Equity-Liquidity Complex. The address for each Trustee and Officer is Park Avenue Plaza, 40 East 52nd Street, New York, NY 10055.

The Board of Trustees has overall responsibility for the oversight of the Trust and the LifePath Portfolios. The Co-Chairs of the Board are Independent Trustees, and the Chair of each Board committee (each, a "Committee") is an Independent Trustee. The Board has five standing Committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee. The Board also has one ad hoc committee, the Joint Product Pricing Committee. The role of the Co-Chairs of the Board is to preside at all meetings of the Board, and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chair of each Committee performs a similar role with respect to the Committee. The Co-Chairs of the Board or the Chair of a Committee may also perform such other functions as may be delegated by the Board or the Committee from time to time. The Independent Trustees meet regularly outside the presence of Trust management, in executive session or with other service providers to the Trust and the LifePath Portfolios. The Board has regular meetings five times a year, and may hold special meetings if required before its next regular meeting. Each Committee meets regularly to conduct the oversight functions delegated to that Committee by the Board and reports its findings to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board's leadership structure is appropriate because it allows the Board to exercise independent judgment over management and to allocate areas of responsibility among Committees and the full Board to enhance effective oversight.

The Board has engaged BFA to manage the LifePath Portfolios on a day-to-day basis. The Board is responsible for overseeing BFA, other service providers, the operations of the LifePath Portfolios and associated risk in accordance with the provisions of the 1940 Act, state law, other applicable laws, the Trust's charter, and the LifePath Portfolios' investment objectives and strategies. The Board reviews, on an ongoing basis, the LifePath Portfolios' performance, operations, and investment strategies and techniques. The Board also conducts reviews of BFA and its role in running the operations of the LifePath Portfolios.

Day-to-day risk management with respect to the LifePath Portfolios is the responsibility of BFA or of subadvisers or other service providers (depending on the nature of the risk), subject to the supervision of BFA. The LifePath Portfolios are subject to a number of risks, including investment, compliance, operational and valuation risks, among others. While there are a number of risk management functions performed by BFA and the subadvisers or other service providers, as applicable, it is not possible to eliminate all of the risks applicable to the LifePath Portfolios. Risk oversight forms part of the Board's general oversight of the LifePath Portfolios and is addressed as part of various Board and Committee activities. The Board, directly or through a Committee, also reviews reports from, among others, management, the independent registered public accounting firm for the LifePath Portfolios, subadvisers, and internal auditors for the investment adviser or its affiliates, as appropriate, regarding risks faced by the LifePath Portfolios and management's or the service provider's risk functions. The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of the LifePath Portfolios' activities and associated risks. The Board has appointed a Chief Compliance Officer, who oversees the implementation and testing of the LifePath Portfolios' compliance program and reports to the Board regarding compliance matters for the LifePath Portfolios and their service providers. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The members of the Audit Committee are Kenneth L. Urish (Chair), Herbert I. London and Frederick W. Winter, all of whom are Independent Trustees. The principal responsibilities of the Audit Committee are to approve the selection, retention, termination and compensation of the Trust's independent registered public accounting firm (the "independent auditors") and to oversee the independent auditors' work. The Audit Committee's responsibilities include, without limitation, to (1) evaluate the qualifications and independence of the independent auditors; (2) approve all audit engagement terms and fees for each LifePath Portfolio; (3) review the conduct and results of each independent audit of each LifePath Portfolio's financial statements; (4) review any issues raised by the independent auditors or Trust management regarding the accounting or financial reporting policies and practices of each LifePath Portfolio and the internal controls of each LifePath Portfolio and certain service providers;
(5) oversee the performance of each LifePath Portfolio's internal audit function provided by its investment adviser, administrator, pricing agent or other service provider; (6) discuss with Trust management its policies regarding risk assessment and risk management and (7) resolve any disagreements between Trust management and the independent auditors regarding financial reporting. The Board has adopted a written charter for the Audit Committee. During the fiscal year ended December 31, 2009, the Audit Committee met one time.

The members of the Governance and Nominating Committee (the "Governance Committee") are Dr. Matina Horner (Chair), Cynthia A. Montgomery and Robert C. Robb, Jr., all of whom are Independent Trustees. The principal responsibilities of the Governance Committee are to (1) identify individuals qualified to serve as Independent Trustees of the Trust and recommend Independent Trustee nominees for election by shareholders or appointment by the Board; (2) advise the Board with respect to Board composition, procedures and committees (other than the Audit Committee); (3) oversee periodic self-assessments of the Board and committees of the Board (other than the Audit Committee); (4) review and make recommendations regarding Independent Trustee compensation; and (5) monitor corporate governance matters and develop appropriate recommendations to the Board. The Governance Committee may consider nominations for the office of Trustee made by LifePath Portfolio shareholders as it deems appropriate. LifePath Portfolio shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance Committee. During the fiscal year ended December 31, 2009, the Governance Committee met one time.

The members of the Compliance Committee are Joseph P. Platt, Jr. (Chair), Cynthia A. Montgomery and Robert C. Robb, Jr., all of whom are Independent Trustees. The Compliance Committee's purpose is to assist the Board in fulfilling its responsibility to oversee regulatory and fiduciary compliance matters involving the Trust, the LifePath Portfolio-related activities of BlackRock and the Trust's third party service providers. The Compliance Committee's responsibilities include, without limitation, to (1) oversee the compliance policies and procedures of the Trust and its service providers and recommend changes or additions to such policies and procedures; (2) review information on and, where appropriate recommend policies concerning, the Trust's compliance with applicable law; and (3) review reports from, oversee the annual performance review of, and make certain recommendations regarding the Trust's Chief Compliance Officer. The Board has adopted a written charter for the Compliance Committee. During the fiscal year ended December 31, 2009, the Compliance Committee met two times.

The members of the Performance Oversight and Contract Committee (the "Performance Oversight Committee") are David O. Beim (Chair), Toby Rosenblatt (Vice Chair), Ronald W. Forbes and Rodney D. Johnson, all of whom are Independent Trustees. The Performance Oversight Committee's purpose is to assist the Board in fulfilling its responsibility to oversee each LifePath Portfolio's investment performance relative to its agreed-upon performance objectives and to assist the Independent Trustees in their consideration of investment advisory agreements. The Performance Oversight Committee's responsibilities include, without limitation, to (1) review each LifePath Portfolio's investment objectives, policies and practices and each LifePath Portfolio's investment performance; (2) review personnel and resources devoted to management of each LifePath Portfolio and evaluate the nature and quality of information furnished to the Performance Oversight Committee; (3) recommend any required action regarding change in fundamental and non-fundamental investment policies and restrictions, fund mergers or liquidations; (4) request and review information on the nature, extent and quality of services provided to the shareholders; and (5) make recommendations to the Board concerning the approval or renewal of investment advisory agreements. The Board has adopted a written charter for the Performance Oversight Committee. During the fiscal year ended December 31, 2009, the Performance Oversight Committee met one time.

The Boards of the Equity-Liquidity Complex, the Equity-Bond Complex and the closed-end BlackRock Fund Complex, established the ad hoc Joint Product Pricing Committee (the "Product Pricing Committee") comprised of eight members drawn from the independent board members serving on the boards of these BlackRock Fund Complexes. Ronald W. Forbes and Rodney D. Johnson are members of the Product Pricing Committee representing the Equity-Liquidity Complex. One independent board member representing the closed-end BlackRock Fund Complex and five independent board members representing the Equity-Bond Complex serve on the Product Pricing Committee. The Product Pricing Committee is chaired by an independent board member from the Equity-Bond Complex. The purpose of the Product Pricing Committee is to review the components and pricing structure of the non-money market funds in the BlackRock Fund Complexes. The Product Pricing Committee was formed on June 4, 2009, and for the period from June 4, 2009 to December 31, 2009, the Product Pricing Committee met __ times.

The members of the Executive Committee are Ronald W. Forbes and Rodney D. Johnson, both of whom are Independent Trustees, and Richard S. Davis, who serves as an interested Trustee. The principal responsibilities of the Executive Committee are to (1) act on routine matters between meetings of the Board; (2) act on such matters as may require urgent action between meetings of the Board; and (3) exercise such other authority as may from time to time be delegated to the Executive Committee by the Board. The Board has adopted a written charter for the Executive Committee. During the fiscal year ended December 31, 2009, the Executive Committee met one time.

The Governance Committee has adopted a statement of policy that describes the experience, qualifications, skills and attributes that are necessary and desirable for potential Independent Trustee candidates (the "Statement of Policy"). The Board believes that each Independent Trustee satisfied, at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. Furthermore, in determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, skills, attributes and qualifications, which allow the Board to operate effectively in governing the Trust and protecting the interests of shareholders. Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Trust's investment adviser, sub-advisers, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties as Trustees. Each Trustee's ability to perform his or her duties effectively is evidenced by his or her educational background or professional training; business, consulting, public service or academic positions; experience from service as a board member of the Trust and the other funds in the BlackRock Fund Complex (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; ongoing commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout the years; or other relevant life experiences. Information about the specific experience, skills, attributes and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a Trustee of the Trust, is provided below, in "Biographical Information."

Certain biographical and other information relating to the Trustees of the Trust is set forth below, including their age, their principal occupations for at least the last five years, the length of time served, the total number of investment companies and portfolios overseen in the BlackRock-advised funds and any public directorships.

                                                                                              NUMBER OF
                                                                                             BLACKROCK-
                                                                                               ADVISED
                                                                                             REGISTERED
                                                                                             INVESTMENT
                                                                                              COMPANIES
                                                                                               ("RICS"
                                                                                            CONSISTING OF
                                                                                             INVESTMENT
                           POSITION(S)      LENGTH OF                                        PORTFOLIOS
          NAME              HELD WITH          TIME         PRINCIPAL OCCUPATION(S)        ("PORTFOLIOS")      PUBLIC
        AND AGE             THE TRUST       SERVED/2/        DURING PAST FIVE YEARS           OVERSEEN      DIRECTORSHIPS
------------------------- ------------- ----------------- ------------------------------- ---------------- --------------
INDEPENDENT TRUSTEES/1/

                                                                                              NUMBER OF
                                                                                             BLACKROCK-
                                                                                               ADVISED
                                                                                             REGISTERED
                                                                                             INVESTMENT
                                                                                              COMPANIES
                                                                                               ("RICS"
                                                                                            CONSISTING OF
                                                                                             INVESTMENT
                           POSITION(S)      LENGTH OF                                        PORTFOLIOS
           NAME             HELD WITH          TIME           PRINCIPAL OCCUPATION(S)      ("PORTFOLIOS")      PUBLIC
         AND AGE            THE TRUST       SERVED/2/         DURING PAST FIVE YEARS          OVERSEEN      DIRECTORSHIPS
------------------------- ------------- ----------------- ------------------------------- ---------------- --------------
David O. Beim/3/          Trustee       2009 to present   Professor of Finance and        36 RICs          None
(69)                                                      Economics at the Columbia       consisting of
                                                          University Graduate School      106 Portfolios
                                                          of Business since 1991;
                                                          Trustee, Phillips Exeter
                                                          Academy since 2002;
                                                          Chairman, Wave Hill, Inc.
                                                          (public garden and cultural
                                                          center) from 1990 to 2006.

Ronald W. Forbes/4/       Trustee       2009 to present   Professor Emeritus of           36 RICs          None
(69)                                                      Finance, School of Business,    consisting of
                                                          State University of New York    106 Portfolios
                                                          at Albany since 2000.

Dr. Matina S. Horner/5/   Trustee       2009 to present   Executive Vice President of     36 RICs          NSTAR
(70)                                                      Teachers Insurance and          consisting of    (electric and
                                                          Annuity Association and         106 Portfolios   gas utility)
                                                          College Retirement Equities
                                                          Fund from 1989 to 2003.

Rodney D. Johnson/4/      Trustee       2009 to present   President, Fairmont Capital     36 RICs          None
(68)                                                      Advisors, Inc. since 1987;      consisting of
                                                          Director, Fox Chase Cancer      106 Portfolios
                                                          Center since 2002; Member
                                                          of Archdiocesan Investment
                                                          Committee of the
                                                          Archdiocese of Philadelphia
                                                          since 2003; Director, The
                                                          Committee of Seventy (civic)
                                                          since 2006.


                                                                                              NUMBER OF
                                                                                             BLACKROCK-
                                                                                               ADVISED
                                                                                             REGISTERED
                                                                                             INVESTMENT
                                                                                              COMPANIES
                                                                                               ("RICS"
                                                                                            CONSISTING OF
                                                                                             INVESTMENT
                           POSITION(S)      LENGTH OF                                        PORTFOLIOS
           NAME             HELD WITH          TIME           PRINCIPAL OCCUPATION(S)      ("PORTFOLIOS")         PUBLIC
         AND AGE            THE TRUST       SERVED/2/          DURING PAST FIVE YEARS         OVERSEEN        DIRECTORSHIPS
------------------------- ------------- ----------------- ------------------------------- ---------------- -------------------
Herbert I. London         Trustee       2009 to present   Professor Emeritus, New         36 RICs          AIMS
(70)                                                      York University since 2005;     consisting of    Worldwide,
                                                          John M. Olin Professor of       106 Portfolios   Inc.
                                                          Humanities, New York                                 (marketing)
                                                          University from 1993 to 2005
                                                          and Professor thereof from
                                                          1980 to 2005; President,
                                                          Hudson Institute (policy
                                                          research organization) since
                                                          1997 and Trustee thereof
                                                          since 1980; Chairman of the
                                                          Board of Trustees for
                                                          Grantham University since
                                                          2006; Director, InnoCentive,
                                                          Inc. (strategic solutions
                                                          company) since 2005;
                                                          Director of Cerego, LLC
                                                          (software development and
                                                          design) since 2005.

Cynthia A.                Trustee       2009 to present   Professor, Harvard Business     36 RICs          Newell
Montgomery                                                School since 1989; Director,    consisting of    Rubbermaid,
(57)                                                      Harvard Business School         106 Portfolios   Inc.
                                                          Publishing since 2005;                           (manufacturing)
                                                          Director, McLean Hospital
                                                          since 2005.

Joseph P. Platt, Jr./6/   Trustee       2009 to present   Director, The West Penn         36 RICs          Greenlight
(62)                                                      Allegheny Health System (a      consisting of    Capital Re,
                                                          not-for-profit health system)   106 Portfolios   Ltd
                                                          since 2008; Director, Jones                      (reinsurance
                                                          and Brown (Canadian                              company);
                                                          insurance broker) since                          WQED Multi-
                                                          1998; General Partner, Thorn                     Media (public
                                                          Partner, LP (private                             broadcasting
                                                          investment) since 1998;                          not-for-
                                                          Partner Amarna Corporation,                      profit)
                                                          LLC (private investment
                                                          company) from 2002 to
                                                          2008.

Robert C. Robb, Jr.       Trustee       2009 to present   Partner, Lewis, Eckert, Robb    36 RICs          None
(64)                                                      and Company (management         consisting of
                                                          and financial consulting        106 Portfolios
                                                          firm) since 1981.


                                                                                              NUMBER OF
                                                                                             BLACKROCK-
                                                                                               ADVISED
                                                                                             REGISTERED
                                                                                             INVESTMENT
                                                                                              COMPANIES
                                                                                               ("RICS"
                                                                                            CONSISTING OF
                                                                                             INVESTMENT
                           POSITION(S)      LENGTH OF                                        PORTFOLIOS
         NAME               HELD WITH          TIME           PRINCIPAL OCCUPATION(S)      ("PORTFOLIOS")        PUBLIC
       AND AGE              THE TRUST       SERVED/2/          DURING PAST FIVE YEARS         OVERSEEN       DIRECTORSHIPS
------------------------- ------------- ----------------- ------------------------------- ---------------- -----------------
Toby Rosenblatt/7/        Trustee       2009 to present   President, Founders             36 RICs          A.P. Pharma
(71)                                                      Investments Ltd. (private       consisting of    Inc. (specialty
                                                          investments) since 1999;        106 Portfolios   pharmaceuticals)
                                                          Director, College Access
                                                          Foundation of California
                                                          (philanthropic foundation)
                                                          since 2009; Director, Forward
                                                          Management, LLC since
                                                          2007; Director, the James
                                                          Irvine Foundation
                                                          (philanthropic foundation)
                                                          since 1997; Trustee, State
                                                          Street Research Mutual
                                                          Funds from 1990 to 2005;
                                                          Trustee, Metropolitan Series
                                                          Funds, Inc. from 2001 to
                                                          2005.

Kenneth L. Urish/8/       Trustee       2009 to present   Managing Partner, Urish         36 RICs          None
(58)                                                      Popeck & Co., LLC (certified    consisting of
                                                          public accountants and          106 Portfolios
                                                          consultants) since 1976;
                                                          Member of External Advisory
                                                          Board, the Pennsylvania
                                                          State University Accounting
                                                          Department since 2001;
                                                          Trustee, The Holy Family
                                                          Foundation since 2001;
                                                          Committee Member,
                                                          Professional Ethics
                                                          Committee of the
                                                          Pennsylvania Institute of
                                                          Certified Public Accountants
                                                          since 2007; President and
                                                          Trustee, Pittsburgh Catholic
                                                          Publishing Associates from
                                                          2003 to 2008; Director, Inter-
                                                          Tel from 2006 to 2007.


                                                                                              NUMBER OF
                                                                                             BLACKROCK-
                                                                                               ADVISED
                                                                                             REGISTERED
                                                                                             INVESTMENT
                                                                                              COMPANIES
                                                                                               ("RICS"
                                                                                            CONSISTING OF
                                                                                             INVESTMENT
                           POSITION(S)      LENGTH OF                                        PORTFOLIOS
         NAME               HELD WITH          TIME            PRINCIPAL OCCUPATION(S)     ("PORTFOLIOS")      PUBLIC
       AND AGE              THE TRUST       SERVED/2/          DURING PAST FIVE YEARS         OVERSEEN      DIRECTORSHIPS
------------------------- ------------- ----------------- ------------------------------- ---------------- --------------
Frederick W. Winter       Trustee       2009 to present   Professor and Dean Emeritus     36 RICs          None
(64)                                                      of the Joseph M. Katz School    consisting of
                                                          of Business, University of      106 Portfolios
                                                          Pittsburgh since 2005 and
                                                          dean thereof from 1997 to
                                                          2005; Director, Alkon
                                                          Corporation (pneumatics)
                                                          since 1992; Director,
                                                          Indotronix International (IT
                                                          services) from 2004 to 2008;
                                                          Director Tippman Sports
                                                          (recreation) since 2005.

INTERESTED TRUSTEES/1,9/
Richard S. Davis          Trustee       2009 to present   Managing Director,              170 RICs         None
(64)                                                      BlackRock, Inc. since 2005;     consisting of
                                                          Chief Executive Officer, State  300 Portfolios
                                                          Street Research &
                                                          Management Company from
                                                          2000 to 2005; Chairman of
                                                          the Board of Trustees, State
                                                          Street Research Mutual
                                                          Funds from 2000 to 2005;
                                                          Chairman, SSR Realty from
                                                          2000 to 2004.

Henry Gabbay              Trustee       2009 to present   Consultant, BlackRock, Inc.     170 RICs         None
(62)                                                      from 2007 to 2008;              consisting of
                                                          Managing Director,              300 Portfolios
                                                          BlackRock, Inc. from 1989 to
                                                          2007; Formerly Chief
                                                          Administrative Officer,
                                                          BlackRock Advisors, LLC
                                                          from 1998 to 2007; President
                                                          of BlackRock Funds and
                                                          BlackRock Bond Allocation
                                                          Target Shares from 2005 to
                                                          2007 and Treasurer of
                                                          certain closed-end funds in
                                                          the BlackRock fund complex
                                                          from 1989 to 2006.

-------
/1/ Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board of Trustees has approved one-year extensions in the terms of Trustees who turn 72 prior to December 31, 2013.
/2/ In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. ("BlackRock") in December 2009, the Trustees were elected to the Trust's Board. As a result, although the chart shows the Trustees as joining the Trust's board in 2009, each Trustee first became a member of the boards of other funds advised by BlackRock or its affiliates as follows:
      David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, Jr., 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.
/3/   Chair of the Performance Oversight Committee.
/4/   Co-Chair of the Board of Trustees.
/5/   Chair of the Governance Committee.
/6/   Chair of the Compliance Committee.
/7/   Vice Chair of the Performance Oversight Committee.
/8/   Chair of the Audit Committee.
/9/ Mr. Davis is an "interested person," as defined in the 1940 Act, of the Trust based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an "interested person" of the Trust based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities.

Certain biographical and other information relating to the officers of the Trust is set forth below, including their age, their principal occupations for at least the last five years, the length of time served, the total number of investment companies and portfolios overseen in the BlackRock-advised funds and any public directorships.

OFFICERS

                                                                                               NUMBER OF
                                                                                              BLACKROCK-
                                                                                                ADVISED
                                                                                              REGISTERED
                                                                                              INVESTMENT
                                                                                               COMPANIES
                                                                                                ("RICS"
                                                                                             CONSISTING OF
                                                                                              INVESTMENT
                                                                                              PORTFOLIOS
         NAME           POSITION(S) HELD      LENGTH OF        PRINCIPAL OCCUPATION(S)      ("PORTFOLIOS")      PUBLIC
   AND YEAR OF BIRTH     WITH THE TRUST      TIME SERVED        DURING PAST FIVE YEARS         OVERSEEN      DIRECTORSHIPS
---------------------- ------------------ ----------------- ------------------------------ ---------------- --------------
Trust Officers/1/
----------------------

Anne F. Ackerley       President and      2009 to present   Managing Director of           170 RICs         None
1962                   Chief Executive                      BlackRock, Inc. since 2000;    consisting of
                       Officer                              Vice President of the          300 Portfolios
                                                            BlackRock-advised funds
                                                            from 2007 to 2009; Chief
                                                            Operating Officer of
                                                            BlackRock's Account
                                                            Management Group (AMG)
                                                            since 2009; Chief Operating
                                                            Officer of BlackRock's U.S.
                                                            Retail Group from 2006 to
                                                            2009; Head of BlackRock's
                                                            Mutual Fund Group from
                                                            2000 to 2006.

Richard Hoerner, CFA   Vice President     2009 to present   Managing Director of           24 RICs          None
1958                                                        BlackRock, Inc. since 2000;    consisting of
                                                            Co-head of BlackRock's Cash    62 Portfolios
                                                            Management Portfolio
                                                            Management Group since
                                                            2002; Member of the Cash
                                                            Management Group
                                                            Executive Committee since
                                                            2005; Director of BlackRock,
                                                            Inc. since 1998.


                                                                                               NUMBER OF
                                                                                              BLACKROCK-
                                                                                                ADVISED
                                                                                              REGISTERED
                                                                                              INVESTMENT
                                                                                               COMPANIES
                                                                                                ("RICS"
                                                                                             CONSISTING OF
                                                                                              INVESTMENT
                                                                                              PORTFOLIOS
         NAME           POSITION(S) HELD      LENGTH OF         PRINCIPAL OCCUPATION(S)     ("PORTFOLIOS")      PUBLIC
   AND YEAR OF BIRTH     WITH THE TRUST      TIME SERVED        DURING PAST FIVE YEARS         OVERSEEN      DIRECTORSHIPS
---------------------- ------------------ ----------------- ------------------------------ ---------------- --------------
Jeffrey Holland, CFA   Vice President     2009 to present   Director of BlackRock, Inc.    71 RICs          None
1971                                                        since 2006; Chief Operating    consisting of
                                                            Officer of BlackRock's U.S.    204 Portfolios
                                                            Retail Group since 2009; Co-
                                                            head of Product
                                                            Development and
                                                            Management for BlackRock's
                                                            U.S. Retail Group from 2007
                                                            to 2009; Product Manager of
                                                            Raymond James &
                                                            Associates from 2003 to
                                                            2006.

Brendan Kyne           Vice President     2009 to present   Director of BlackRock, Inc.    170 RICs         None
1977                                                        since 2008; Head of Product    consisting of
                                                            Development and                300 Portfolios
                                                            Management for BlackRock's
                                                            U.S. Retail Group since 2009,
                                                            co-head thereof from 2007
                                                            to 2009; Vice President of
                                                            BlackRock, Inc. from 2005 to
                                                            2008; Associate of
                                                            BlackRock, Inc. from 2002 to
                                                            2004.

Simon Mendelson        Vice President     2009 to present   Managing Director of           24 RICs          None
1964                                                        BlackRock, Inc. since 2005;    consisting of
                                                            Chief Operating Officer and    62 Portfolios
                                                            head of the Global Client
                                                            Group for BlackRock's Global
                                                            Cash Management Business
                                                            since 2007; Head of
                                                            BlackRock's Strategy and
                                                            Development Group from
                                                            2005 to 2007; Partner of
                                                            McKinsey & Co. from 1997 to
                                                            2005.


                                                                                               NUMBER OF
                                                                                              BLACKROCK-
                                                                                                ADVISED
                                                                                              REGISTERED
                                                                                              INVESTMENT
                                                                                               COMPANIES
                                                                                                ("RICS"
                                                                                             CONSISTING OF
                                                                                              INVESTMENT
                                                                                              PORTFOLIOS
          NAME          POSITION(S) HELD      LENGTH OF         PRINCIPAL OCCUPATION(S)     ("PORTFOLIOS")      PUBLIC
    AND YEAR OF BIRTH    WITH THE TRUST      TIME SERVED         DURING PAST FIVE YEARS        OVERSEEN      DIRECTORSHIPS
---------------------- ------------------ ----------------- ------------------------------ ---------------- --------------
Brian Schmidt          Vice President     2009 to present   Managing Director of           71 RICs          None
1958                                                        BlackRock, Inc. since 2004;    consisting of
                                                            Various positions with U.S.    204 Portfolios
                                                            Trust Company from 1991 to
                                                            2003: Director from 2001 to
                                                            2003, Senior Vice President
                                                            from 1998 to 2003; Vice
                                                            President, Chief Financial
                                                            Officer and Treasurer of
                                                            Excelsior Funds, Inc.,
                                                            Excelsior Tax-Exempt Funds,
                                                            Inc. and Excelsior Funds
                                                            Trust from 2001 to 2003.

Christopher Stavrakos, Vice President     2009 to present   Managing Director of           24 RICs          None
CFA                                                         BlackRock, Inc. since 2006;    consisting of
1959                                                        Co-head of BlackRock's Cash    62 Portfolios
                                                            Management Portfolio
                                                            Management Group since
                                                            2006; Senior Vice President,
                                                            CIO, and Director of Liability
                                                            Management for the
                                                            Securities Lending Group at
                                                            Mellon Bank from 1999 to
                                                            2006.

Neal J. Andrews        Chief Financial    2009 to present   Managing Director of           170 RICs         None
1966                   Officer and                          BlackRock, Inc. since 2006;    consisting of
                       Assistant                            Senior Vice President and      300 Portfolios
                       Treasurer                            Line of Business Head of
                                                            Fund Accounting and
                                                            Administration at PNC
                                                            Global Investment Servicing
                                                            (U.S.) Inc. from 1992 to
                                                            2006.

Jay M. Fife            Treasurer          2009 to present   Managing Director of           170 RICs         None
1970                                                        BlackRock, Inc. since 2007     consisting of
                                                            and Director in 2006;          300 Portfolios
                                                            Assistant Treasurer of the
                                                            Merrill Lynch Investment
                                                            Managers, L.P. ("MLIM") and
                                                            Fund Asset Management,
                                                            L.P. advised funds from 2005
                                                            to 2006; Director of MLIM
                                                            Fund Services Group from
                                                            2001 to 2006.


                                                                                               NUMBER OF
                                                                                              BLACKROCK-
                                                                                                ADVISED
                                                                                              REGISTERED
                                                                                              INVESTMENT
                                                                                               COMPANIES
                                                                                                ("RICS"
                                                                                             CONSISTING OF
                                                                                              INVESTMENT
                                                                                              PORTFOLIOS
        NAME            POSITION(S) HELD      LENGTH OF        PRINCIPAL OCCUPATION(S)      ("PORTFOLIOS")      PUBLIC
 AND YEAR OF BIRTH       WITH THE TRUST      TIME SERVED        DURING PAST FIVE YEARS         OVERSEEN      DIRECTORSHIPS
---------------------- ------------------ ----------------- ------------------------------ ---------------- --------------
Brian P. Kindelan      Chief              2009 to present   Chief Compliance Officer of    170 RICs         None
1959                   Compliance                           the BlackRock-advised funds    consisting of
                       Officer and                          since 2007; Managing           300 Portfolios
                       Anti-Money                           Director and Senior Counsel
                       Laundering                           of BlackRock, Inc. since
                       Compliance                           2005; formerly Director and
                       Officer                              Senior Counsel of BlackRock
                                                            Advisors, Inc. from 2001 to
                                                            2004.

Howard B. Surloff      Secretary          2009 to present   Managing Director and          170 RICs         None

1965                                                        General Counsel of U.S.        consisting of
                                                            Funds at BlackRock, Inc.       300 Portfolios
                                                            since 2006; General Counsel
                                                            (U.S.) of Goldman Sachs
                                                            Asset Management, L.P.
                                                            from 1993 to 2006.

-------
/1/   Officers of the Trust serve at the pleasure of the Board of Trustees.

BENEFICIAL EQUITY OWNERSHIP INFORMATION. The table below shows for each Trustee the amount of interests in each LifePath Portfolio beneficially owned by the Trustee and the aggregate value of all investments in equity securities within the same family of investment companies.

DOLLAR RANGE OF EQUITY SECURITIES IN THE LIFEPATH PORTFOLIOS
AND THE FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2009
--------------------------------------------------------------

                                                                                           DOLLAR RANGE
                                                                                           OF SECURITIES
                          LIFEPATH      LIFEPATH     LIFEPATH     LIFEPATH     LIFEPATH    IN THE FAMILY
                         RETIREMENT       2020         2030         2040         2050      OF INVESTMENT
 INTERESTED TRUSTEES      PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO      COMPANIES
----------------------  ------------  -----------  -----------  -----------  -----------  --------------
Richard S. Davis        0             0            0            0            0            over $100,000
Henry Gabbay            0             0            0            0            0            over $100,000

                                                                                             AGGREGATE
                                                                                           DOLLAR RANGE
                                                                                           OF SECURITIES
                          LIFEPATH      LIFEPATH     LIFEPATH     LIFEPATH     LIFEPATH    IN THE FAMILY
                         RETIREMENT       2020         2030         2040         2050      OF INVESTMENT
 INDEPENDENT TRUSTEES     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO      COMPANIES
----------------------  ------------  -----------  -----------  -----------  -----------  --------------
David O. Beim           0             0            0            0            0            over $100,000
Ronald W. Forbes        0             0            0            0            0            over $100,000
Dr. Matina S. Horner    0             0            0            0            0            over $100,000

                                                                                              AGGREGATE
                                                                                            DOLLAR RANGE
                                                                                            OF SECURITIES
                          LIFEPATH      LIFEPATH     LIFEPATH     LIFEPATH     LIFEPATH     IN THE FAMILY
                         RETIREMENT       2020         2030         2040         2050       OF INVESTMENT
 INDEPENDENT TRUSTEES     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO       COMPANIES
----------------------  ------------  -----------  -----------  -----------  -----------  ----------------
Rodney D. Johnson       0             0            0            0            0            over $100,000
Herber I. London        0             0            0            0            0            between
                                                                                          $50,001
                                                                                          - $100,000
Cynthia A. Montgomery   0             0            0            0            0            over $100,000
Joseph P. Platt, Jr.    0             0            0            0            0            over $100,000
Robert C. Robb, Jr.     0             0            0            0            0            over $100,000
Toby Rosenblatt         0             0            0            0            0            over $100,000
Kenneth L. Urish        0             0            0            0            0            between
                                                                                          $50,001
                                                                                          - $100,000
Frederick W. Winter     0             0            0            0            0            over $100,000

OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. As of December 31, 2009, the Trustees and officers of the Trust as a group owned an aggregate of less than 1% of the outstanding shares of any Fund. As of December 31, 2009, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of affiliates of the Investment Adviser.

COMPENSATION OF TRUSTEES. Effective December 1, 2009, each Trustee who is an Independent Trustee is paid as compensation an annual retainer of $250,000 per year for his or her services as a Board member to the BlackRock-advised Funds in the Equity-Liquidity Complex, including the Trust and MIP, and a $5,000 Board meeting fee to be paid for each in-person Board meeting attended (a $2,500 Board meeting fee for telephonic attendance at regular Board meetings), for up to five Board meetings held in a calendar year (compensation for meetings in excess of this number to be determined on a case by case basis), together with out of pocket expenses in accordance with a Board policy on travel and other business expenses relating to attendance at meetings. The Co-Chairs of the Boards of Trustees are each paid an additional annual retainer of $45,000. The Chairs of the Audit Committees, Compliance Committees, Governance Committees and Performance Oversight Committees and the Vice-Chair of the Performance Oversight Committees are each paid an additional annual retainer of $25,000. The Chair of the Joint Product Pricing Committee, who oversees funds in the Equity-Bond Complex, is paid an annual retainer of $25,000 that is allocated among all of the non-money market funds in the Equity-Liquidity, the Equity-Bond and the closed-end BlackRock Fund Complexes.

Mr. Gabbay is an interested Trustee of the Trust and serves as an interested board member of the other funds which comprise the Equity-Liquidity, the Equity-Bond and the closed-end BlackRock Fund Complexes. Mr. Gabbay receives as compensation for his services as a board member of each of these three BlackRock Fund Complexes, (i) an annual retainer of $487,500, paid quarterly in arrears, allocated to the BlackRock-advised Funds in these three BlackRock Fund Complexes, including the Trust and MIP, and (ii) with respect to each of the two open-end BlackRock Fund Complexes, a board meeting fee of $3,750 (with respect to meetings of the Equity-Liquidity Complex) and $18,750 (with respect to meetings of the Equity-Bond Complex) to be paid for attendance at each board meeting up to five board meetings held in a calendar year by each such Complex (compensation for meetings in excess of this number to be determined on a case by case basis). Mr. Gabbay will also be reimbursed for out of pocket expenses in accordance with a board policy on travel and other business expenses relating to attendance at meetings. Mr. Gabbay's compensation for serving on the boards of funds in these three BlackRock Fund Complexes (including the Trust and MIP) is equal to 75% of each retainer and, as applicable, of each meeting fee (without regard to additional fees paid to Board and Committee chairs) received by the independent board members serving on such boards. The Board or any other BlackRock-advised Fund may modify the board members' compensation from time to time depending on market conditions and Mr. Gabbay's compensation would be impacted by those modifications.

Each of the Independent Trustees, Mr. Gabbay and Mr. O'Brien agreed to a 10% reduction in their compensation described above for the period December 1, 2009 through December 31, 2009.

From January 1, 2009 through November 30, 2009, the Trust paid each Independent Trustee then in office the Trust's allocable share of the following Independent Trustee fees and expenses: (i) an annual base fee of $60,000; (ii) a per meeting fee of $6,000 for meetings of the Board attended by the Trustee; (iii) a committee meeting fee of $2,500 for each Audit Committee meeting attended by the Trustee; and (iv) a committee meeting fee of $2,000 for each Nominating and Governance Committee meeting attended by the Trustee. The Chairperson of the Audit Committee was paid the Trust's allocable share of an annual fee of $10,000 and the Chairperson of the Nominating and Governance Committee was paid the Trust's allocable share of an annual fee of $5,000. The Lead Independent Trustee was paid the Trust's allocable share of an additional annual base fee of $17,500. These Independent Trustee fees and expenses were allocated between the Trust and MIP, based on their respective assets under management.

The Trust reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending Board and committee meetings. Currently, the Trustees do not receive any retirement benefits or deferred compensation from the fund complex, as defined in Form N-1A under the 1940 Act.

As of December 1, 2009, the members of the Board of Trustees of the Trust listed below resigned (each, a "Previous Trustee"). The table below indicates the amount of compensation each Previous Trustee was paid as of December 31, 2009. Compensation is not shown for the New Trustees because they did not serve as Trustees of the Trust until December 1, 2009, and the New Trustees did not receive compensation from the Trust in 2009.

COMPENSATION
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2009
-------------------------------------------

                                 AGGREGATE COMPENSATION     TOTAL COMPENSATION
 NAME OF INTERESTED TRUSTEE          FROM THE TRUST        FROM FUND COMPLEX(1)
------------------------------  ------------------------  ---------------------
Lee T. Kranefuss                            $                       $
H. Michael Williams                         $                       $

                                 AGGREGATE COMPENSATION     TOTAL COMPENSATION
 NAME OF INDEPENDENT TRUSTEES        FROM THE TRUST        FROM FUND COMPLEX(1)
------------------------------  ------------------------  ---------------------
Mary G. F. Bitterman(2)                     $                       $
A. John Gambs(3)                            $                       $
Hayne E. Leland                             $                       $
Jeffrey M. Lyons                            $                       $
Wendy Paskin-Jordan(2)                      $                       $
Leo Soong(4)                                $                       $

-------
(1)   Includes compensation for serving on the Board of Trustees of MIP.
(2)   Previously the Nominating and Governance Committee Chair.
(3)   Previously the Audit Committee Chair.
(4)   Previously the Lead Independent Trustee.

MASTER/FEEDER STRUCTURE.   Each LifePath Portfolio seeks to achieve its
investment objective by investing all of its assets in a Master Portfolio of MIP, which in turn invests in a combination of Underlying Funds. In other words, the LifePath Portfolios are "Feeder Funds" into the Master Portfolios, and the Master Portfolios in turn are "Funds of Funds." The Trust's Board of Trustees believes that neither a LifePath Portfolio nor its shareholders will be adversely affected by investing its assets in a Master Portfolio. However, if another feeder fund or other investor withdraws its investment from such Master Portfolio, the economic efficiencies (E.G., spreading fixed expenses among a larger asset base) that the Trust's Board of Trustees believes may be available through investment in the Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could also arise.

A LifePath Portfolio may withdraw its investment in a Master Portfolio only if the Trust's Board of Trustees determines that such action is in the best interests of such LifePath Portfolio and its shareholders. Prior to any such withdrawal, the Board of Trustees would consider alternative investments, including investing all of the LifePath Portfolio's assets in another investment company with substantially the same investment objective as the LifePath Portfolio or hiring an investment adviser to manage the LifePath Portfolio's assets in accordance with the investment policies described above with respect to the LifePath Portfolio and its Master Portfolios.

Whenever a LifePath Portfolio, as an interestholder of a related Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, the LifePath Portfolio will either hold a meeting of its shareholders to consider such matters and cast its votes in proportion to the votes received from its shareholders (shares for which a LifePath Portfolio receives no voting instructions will be voted in the same proportion as the votes received from the other LifePath Portfolio shareholders) or cast its votes, as an interestholder of the Master Portfolio, in proportion to the votes received by the Master Portfolio from all other interestholders of the Master Portfolios.

Certain policies of the Master Portfolio that are non-fundamental may be changed by the vote of a majority of MIP's Trustees without interestholder approval. If the Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, the LifePath Portfolio may elect to change its investment objective or policies to correspond to those of the Master Portfolio.

A LifePath Portfolio also may elect to redeem its interests from its Master Portfolio and either seek a new investment company with a matching investment objective in which to invest or retain its own investment adviser to manage its portfolio in accordance with its investment objective. In the latter case, a LifePath Portfolio's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the LifePath Portfolio. The LifePath Portfolios will provide shareholders with written notice 30 days prior to the implementation of any change in the investment objective of the LifePath Portfolio or the Master Portfolio, to the extent possible.

CODES OF ETHICS. The Trust, BFA and SEI have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the LifePath Portfolios. The Codes of Ethics are on public file with, and are available from, the SEC.

PROXY VOTING POLICIES OF THE MASTER PORTFOLIOS. The following is a discussion of the proxy voting policies of the Master Portfolios in which the LifePath Portfolios invest.

MIP has adopted as its proxy voting policies for each Master Portfolio the proxy voting guidelines of BFA, the investment adviser to the Master Portfolios. MIP has delegated to BFA the responsibility for voting proxies on the portfolio securities held by each Master Portfolio. Therefore, the remainder of this section discusses each Master Portfolio's proxy voting guidelines and BFA's role in implementing such guidelines.

BFA votes (or refrains from voting) proxies for each Master Portfolio in a manner that BFA, in the exercise of its independent business judgment, concludes is in the best long-term economic interests of such Master Portfolio. In some cases, BFA may determine that it is in the best long-term economic interests of a Master Portfolio to refrain from exercising the Master Portfolio's proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BFA's approach is also driven by its clients' economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on BFA's evaluation of this relationship, BFA believes that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BFA recalling loaned securities in order to ensure they are voted. Periodically, BFA analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. BFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BFA's proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a Master Portfolio. BFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Master Portfolio, the Master Portfolio's affiliates (if any), BFA or BFA's affiliates, or SEI or SEI's affiliates. When voting proxies, BFA attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

      o Each Master Portfolio generally supports the board's nominees in uncontested elections of directors and generally supports proposals that strengthen the independence of boards of directors;

      o Each Master Portfolio generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Master Portfolio investing in such issuer; and

      o Each Master Portfolio generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

BFA maintains institutional policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Master Portfolio, a Master Portfolio's affiliates (if any), BFA or BFA's affiliates, or SEI or SEI's affiliates, from having undue influence on BFA's proxy voting activity. In certain instances, BFA may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BFA with instructions as to how to vote such proxies. In the latter case, BFA votes the proxy in accordance with the independent fiduciary's determination.

Information with respect to how BFA voted Master Portfolio proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available: (i) without charge, upon request, by calling 1-800-882-0052 (toll-free); and (ii) on the SEC's website at www.sec.gov.

SHAREHOLDER COMMUNICATION TO THE BOARD OF TRUSTEES. The Board of Trustees has established a process for shareholders to communicate with the Board of Trustees. Shareholders may contact the Board of Trustees by mail. Correspondence should be addressed to BlackRock Funds III Board of Trustees, c/o BlackRock, Inc. - Mutual Fund Administration, 400 Howard Street, San Francisco, CA 94105. Shareholder communication to the Board of Trustees should include the following information: (a) the name and address of the shareholder;
(b) the number of shares owned by the shareholder; (c) the LifePath Portfolio(s) of which the shareholder owns shares; and (d) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board of Trustees.

Control Persons and Principal Holders of Securities

As of _____, 2010, the shareholders identified below were known by the Trust to own 5% or more of each LifePath Portfolio's outstanding Class I, Class A, Class R or Class K Shares in the listed capacity. As of such date, Class C Shares had not commenced operations.

                                                                      PERCENTAGE     NATURE OF
         CLASS I SHARES           NAME AND ADDRESS OF SHAREHOLDER    OF PORTFOLIO    OWNERSHIP
-------------------------------  ---------------------------------  --------------  ----------
LifePath Retirement Portfolio    _____                                   __%          _____
LifePath 2020 Portfolio          _____                                   __%          _____
LifePath 2030 Portfolio          _____                                   __%          _____
LifePath 2040 Portfolio          _____                                   __%          _____
LifePath 2050 Portfolio          _____                                   __%          _____

                                                                      PERCENTAGE     NATURE OF
         CLASS A SHARES           NAME AND ADDRESS OF SHAREHOLDER    OF PORTFOLIO    OWNERSHIP
-------------------------------  ---------------------------------  --------------  ----------
LifePath Retirement Portfolio    _____                                   __%          _____
LifePath 2020 Portfolio          _____                                   __%          _____
LifePath 2030 Portfolio          _____                                   __%          _____
LifePath 2040 Portfolio          _____                                   __%          _____
LifePath 2050 Portfolio          _____                                   __%          _____

                                                                      PERCENTAGE     NATURE OF
         CLASS R SHARES           NAME AND ADDRESS OF SHAREHOLDER    OF PORTFOLIO    OWNERSHIP
-------------------------------  ---------------------------------  --------------  -----------
LifePath Retirement Portfolio    _____                                   __%          _____
LifePath 2020 Portfolio          _____                                   __%          _____
LifePath 2030 Portfolio          _____                                   __%          _____
LifePath 2040 Portfolio          _____                                   __%          _____
LifePath 2050 Portfolio          _____                                   __%          _____

                                                                      PERCENTAGE     NATURE OF
         CLASS K SHARES           NAME AND ADDRESS OF SHAREHOLDER    OF PORTFOLIO    OWNERSHIP
-------------------------------  ---------------------------------  --------------  ----------
LifePath Retirement Portfolio    _____                                   __%          _____
LifePath 2020 Portfolio          _____                                   __%          _____
LifePath 2030 Portfolio          _____                                   __%          _____
LifePath 2040 Portfolio          _____                                   __%          _____
LifePath 2050 Portfolio          _____                                   __%          _____

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a LifePath Portfolio, or is identified as the holder of record of more than 25% of a LifePath Portfolio and has voting and/or investment powers, it may be presumed to control such LifePath Portfolio.

As of _____, 2010, Trustees and officers of the Trust, as a group, beneficially owned [less than 1%] of the outstanding shares of the Trust.

POTENTIAL CONFLICTS OF INTEREST. The Bank of America Corporation ("BAC"), through its subsidiary Merrill Lynch and Co., Inc. ("Merrill Lynch"), Barclays PLC ("Barclays"), and The PNC Financial Services Group, Inc. ("PNC"), each have a significant economic interest in BlackRock, Inc., the parent of BFA, the LifePath Portfolios' investment adviser. PNC is considered to be an affiliate of BlackRock, Inc., under the 1940 Act. Certain activities of BlackRock Advisors, LLC, BlackRock, Inc. and their affiliates (collectively, "BlackRock") and PNC and its affiliates (collectively, "PNC" and together with BlackRock, "Affiliates"), and those of BAC, Merrill Lynch and their affiliates (collectively, the "BAC Entities") and Barclays and its affiliates (collectively, the "Barclays Entities") (BAC Entities and Barclays Entities, collectively, the "BAC/Barclays Entities"), with respect to the LifePath Portfolios and/or other accounts managed by BlackRock, PNC or BAC/Barclays Entities, may give rise to actual or perceived conflicts of interest such as those described below.

BlackRock is one of the world's largest asset management firms. BAC is a national banking corporation which through its affiliates and subsidiaries, including Merrill Lynch, provides a full range of financial services. Merrill Lynch is a full service investment banking, broker-dealer, asset management and financial services organization. PNC is a diversified financial services organization spanning the retail, business and corporate markets. Barclays is a major global financial services provider engaged in a range of activities including retail and commercial banking, credit cards, investment banking, and wealth management. BlackRock and PNC are affiliates of one another under the 1940 Act. BlackRock, BAC, Merrill Lynch, PNC, Barclays and their respective affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of a LifePath Portfolio, are engaged worldwide in businesses, including equity, fixed income, cash management and alternative investments, and have interests other than that of managing the LifePath Portfolios. These are considerations of which investors in a LifePath Portfolio should be aware, and which may cause conflicts of interest that could disadvantage the LifePath Portfolio and its shareholders. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by a LifePath Portfolio.

BlackRock and its Affiliates, as well as the BAC/Barclays Entities, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a LifePath Portfolio and/or that engage in transactions in the same types of securities, currencies and instruments as the LifePath Portfolio. One or more Affiliates and BAC/Barclays Entities are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, one or more Affiliates or BAC/Barclays Entities are or may be actively engaged in transactions in the same securities, currencies, and instruments in which a LifePath Portfolio invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a LifePath Portfolio invests, which could have an adverse impact on the LifePath Portfolio's performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of a LifePath Portfolio's transactions and thus at prices or rates that may be more or less favorable than those obtained by the LifePath Portfolio. When BlackRock and its Affiliates or the BAC/Barclays Entities seek to purchase or sell the same assets for their managed accounts, including a LifePath Portfolio, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a LifePath Portfolio. In addition, transactions in investments by one or more other accounts managed by BlackRock or its Affiliates or a BAC/Barclays Entity may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a LifePath Portfolio, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding a LifePath Portfolio are based on research or other information that is also used to support decisions for other accounts. When BlackRock or its Affiliates or a BAC/Barclays Entity implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a LifePath Portfolio, market impact, liquidity constraints, or other factors could result in the LifePath Portfolio receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the LifePath Portfolio could otherwise be disadvantaged. BlackRock or it Affiliates or a BAC/Barclays Entity may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a LifePath Portfolio to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Conflicts may also arise because portfolio decisions regarding a LifePath Portfolio may benefit other accounts managed by BlackRock or its Affiliates or a BAC/Barclays Entity. For example, the sale of a long position or establishment of a short position by a LifePath Portfolio may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or BAC/Barclays Entities or their other accounts, and the purchase of a security or covering of a short position in a security by a LifePath Portfolio may increase the price of the same security held by (and therefore benefit) one or more Affiliates or BAC/Barclays Entities or their other accounts.

BlackRock and its Affiliates or a BAC/Barclays Entity and their clients may pursue or enforce rights with respect to an issuer in which a LifePath Portfolio has invested, and those activities may have an adverse effect on the LifePath Portfolio. As a result, prices, availability, liquidity and terms of the LifePath Portfolio's investments may be negatively impacted by the activities of BlackRock or its Affiliates or a BAC/Barclays Entity or their clients, and transactions for the LifePath Portfolio may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of a LifePath Portfolio's investment activities may differ significantly from the results achieved by BlackRock and its Affiliates or the BAC/Barclays Entities for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliate- or BAC/Barclays Entity-managed accounts and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a LifePath Portfolio. Moreover, it is possible that a LifePath Portfolio will sustain losses during periods in which one or more Affiliates or BAC/Barclays Entity-managed accounts achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Affiliates or BAC/Barclays Entities for their proprietary accounts and accounts under their management may also limit the investment opportunities for a LifePath Portfolio in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, a LifePath Portfolio's activities may also be restricted because of regulatory restrictions applicable to one or more Affiliates or BAC/Barclays Entities, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when BlackRock, and/or one or more Affiliates or BAC/Barclays Entities, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock and/or one or more Affiliates or BAC/Barclays Entities are performing services or when position limits have been reached.

In connection with its management of a LifePath Portfolio, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates or BAC/Barclays Entities. BlackRock will not be under any obligation, however, to effect transactions on behalf of a LifePath Portfolio in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates, nor any BAC/Barclays Entity, will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a LifePath Portfolio and it is not anticipated that BlackRock will have access to such information for the purpose of managing the LifePath Portfolio. The proprietary activities or portfolio strategies of BlackRock and its Affiliates and the BAC/Barclays Entities, or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by BlackRock in managing a LifePath Portfolio.

In addition, certain principals and certain employees of BlackRock are also principals or employees of BlackRock or another Affiliate. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in a LifePath Portfolio should be aware.

BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a LifePath Portfolio in which customers of BlackRock or its Affiliates or a BAC/Barclays Entity, or, to the extent permitted by the SEC, BlackRock or another Affiliate or a BAC/Barclays Entity, serves as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of the LifePath Portfolio, and such party may have no incentive to assure that the LifePath Portfolio obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a LifePath Portfolio may enhance the profitability of BlackRock or its Affiliates or a BAC/Barclays Entity. One or more Affiliates or BAC/Barclays Entities may also create, write or issue derivatives for their customers, the underlying securities, currencies or instruments of which may be those in which a LifePath Portfolio invests or which may be based on the performance of the LifePath Portfolio. A LifePath Portfolio may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates or BAC/Barclays Entities and may also enter into transactions with other clients of an Affiliate or BAC/Barclays Entity where such other clients have interests adverse to those of the LifePath Portfolio.

At times, these activities may cause departments of BlackRock or its Affiliates or a BAC/Barclays Entity to give advice to clients that may cause these clients to take actions adverse to the interests of the LifePath Portfolio. To the extent affiliated transactions are permitted, a LifePath Portfolio will deal with BlackRock and its Affiliates or BAC/Barclays Entities on an arms-length basis. BlackRock or its Affiliates or a BAC/Barclays Entity may also have an ownership interest in certain trading or information systems used by a LifePath Portfolio. A LifePath Portfolio's use of such trading or information systems may enhance the profitability of BlackRock and its Affiliates or BAC/Barclays Entities.

One or more Affiliates or one of the BAC/Barclays Entities may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a LifePath Portfolio. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate or BAC/Barclays Entity will be in its view commercially reasonable, although each Affiliate or BAC/Barclays Entity, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate or BAC/Barclays Entity and such sales personnel.

Subject to applicable law, the Affiliates and BAC/Barclays Entities (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the LifePath Portfolios as broker, dealer, agent, lender, adviser or in other commercial capacities and no accounting to the LifePath Portfolios or their shareholders will be required, and no fees or other compensation payable by the LifePath Portfolios or their shareholders will be reduced by reason of receipt by an Affiliate or BAC/Barclays Entity of any such fees or other amounts.

When an Affiliate or BAC/Barclays Entity acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the LifePath Portfolios, the Affiliate or BAC/Barclays Entity may take commercial steps in its own interests, which may have an adverse effect on the LifePath Portfolios. A LifePath Portfolio will be required to establish business relationships with its counterparties based on the LifePath Portfolio's own credit standing. Neither BlackRock nor any of the Affiliates, nor any BAC/Barclays Entity, will have any obligation to allow their credit to be used in connection with a LifePath Portfolio's establishment of its business relationships, nor is it expected that the LifePath Portfolio's counterparties will rely on the credit of BlackRock or any of the Affiliates or BAC/Barclays Entities in evaluating the LifePath Portfolio's creditworthiness.

Purchases and sales of securities for a LifePath Portfolio may be bunched or aggregated with orders for other BlackRock client accounts. BlackRock and its Affiliates and the BAC/Barclays Entities, however, are not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the LifePath Portfolios will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the LifePath Portfolios. In addition, under certain circumstances, the LifePath Portfolios will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

BlackRock may select brokers (including, without limitation, Affiliates or BAC/Barclays Entities) that furnish BlackRock, the LifePath Portfolios, other BlackRock client accounts or other Affiliates or BAC/Barclays Entities or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock's view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the LifePath Portfolios and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the LifePath Portfolios based on the amount of brokerage commissions paid by the LifePath Portfolios and such other BlackRock client accounts. For example, research or other services that are paid for through one client's commissions may not be used in managing that client's account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the LifePath Portfolios and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.

BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.

BlackRock may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock may also into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer, including, where permitted, an Affiliate or BAC/Barclays Entity, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

BlackRock may utilize certain electronic crossing networks ("ECNs") in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the LifePath Portfolios. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. This would have the effect of reducing the access fees paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the LifePath Portfolios, and to help ensure that such decisions are made in accordance with BlackRock's fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock and/or its Affiliates or a BAC/Barclays Entity, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see "Proxy Voting Policies of the Master Portfolios."

It is also possible that, from time to time, BlackRock or its Affiliates or a BAC/Barclays Entity may, although they are not required to, purchase and hold shares of a LifePath Portfolio. Increasing a LifePath Portfolio's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the LifePath Portfolio's expense ratio. BlackRock and its Affiliates or BAC/Barclays Entities reserve the right to redeem at any time some or all of the shares of a LifePath Portfolio acquired for their own accounts. A large redemption of shares of a LifePath Portfolio by BlackRock or its Affiliates or by a BAC/Barclays Entity could significantly reduce the asset size of the LifePath Portfolio, which might have an adverse effect on the LifePath Portfolio's investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on a LifePath Portfolio and other shareholders in deciding whether to redeem its shares.

It is possible that a LifePath Portfolio may invest in securities of companies with which an Affiliate or a BAC/Barclays Entity has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock or its Affiliates or a BAC/Barclays Entity has significant debt or equity investments or in which an Affiliate or BAC/Barclays Entity makes a market. A LifePath Portfolio also may invest in securities of companies to which an Affiliate or a BAC/Barclays Entity provides or may some day provide research coverage. Such investments could cause conflicts between the interests of a LifePath Portfolio and the interests of other clients of BlackRock or its Affiliates or a BAC/Barclays Entity. In making investment decisions for a LifePath Portfolio, BlackRock is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock or of a BAC/Barclays Entity in the course of these activities. In addition, from time to time, the activities of an Affiliate or a BAC/Barclays Entity may limit a LifePath Portfolio's flexibility in purchases and sales of securities. When an Affiliate is engaged in an underwriting or other distribution of securities of an entity, BlackRock may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a LifePath Portfolio.

BlackRock and its Affiliates and the BAC/Barclays Entities, their personnel and other financial service providers have interests in promoting sales of the LifePath Portfolios. With respect to BlackRock and its Affiliates and BAC/Barclays Entities and their personnel, the remuneration and profitability relating to services to and sales of the LifePath Portfolios or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its Affiliates or BAC/Barclays Entities and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the LifePath Portfolios or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock or its Affiliates or a BAC/Barclays Entity and such personnel resulting from transactions on behalf of or management of the LifePath Portfolios may be greater than the remuneration and profitability resulting from other funds or products.

BlackRock and its Affiliates or a BAC/Barclays Entity and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to its Affiliate or to a BAC/Barclays Entity, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock or its Affiliates or BAC/Barclays Entities and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

BlackRock and its Affiliates or a BAC/Barclays Entity may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for their clients' accounts may differ from the valuations for the same securities or investments assigned by a LifePath Portfolio's pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the LifePath Portfolio's pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a LifePath Portfolio's pricing vendors and/or fund accountants, there may be instances where the LifePath Portfolio's pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.

As disclosed in more detail in "Determination of Net Asset Value" in this SAI, when market quotations are not readily available or are believed by BlackRock to be unreliable, a LifePath Portfolio's investments may be valued at fair value by BlackRock, pursuant to procedures adopted by the Trust's Board of Trustees. When determining an asset's "fair value,"

BlackRock seeks to determine the price that a LifePath Portfolio might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. The price generally may not be determined based on what a LifePath Portfolio might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a LifePath Portfolio's net asset value. As a result, a LifePath Portfolio's sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BlackRock (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

To the extent permitted by applicable law, a LifePath Portfolio may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a LifePath Portfolio, to the extent permitted by the 1940 Act, may pay its share of expenses of a money market fund in which it invests, which may result in a LifePath Portfolio bearing some additional expenses.

BlackRock and its Affiliates or a BAC/Barclays Entity and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of a LifePath Portfolio. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and Affiliates of BlackRock or by BAC/Barclays Entities that are the same, different from or made at different times than positions taken for the LifePath Portfolio. To lessen the possibility that a LifePath Portfolio will be adversely affected by this personal trading, the LifePath Portfolio, SEI and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the 1940 Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the LifePath Portfolio's portfolio transactions. Each Code of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Each Code of Ethics is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, DC 20549-1520.

BlackRock and its Affiliates will not purchase securities or other property from, or sell securities or other property to, a LifePath Portfolio, except that the LifePath Portfolio may in accordance with rules adopted under the 1940 Act engage in transactions with accounts that are affiliated with the LifePath Portfolio as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the LifePath Portfolios and/or BlackRock by the SEC. These transactions would be affected in circumstances in which BlackRock determined that it would be appropriate for the LifePath Portfolio to purchase and another client of BlackRock to sell, or the LifePath Portfolio to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a LifePath Portfolio may be restricted because of regulatory requirements applicable to BlackRock or its Affiliates or a BAC/Barclays Entity and/or BlackRock's internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate or a BAC/Barclays Entity is performing investment banking, market making or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the LifePath Portfolios may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if personnel of BlackRock or its Affiliates or a BAC/Barclays Entity serve as directors of companies the securities of which the LifePath Portfolios wish to purchase or sell. However, if permitted by applicable law, the LifePath Portfolios may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by an Affiliate or a BAC/Barclays Entity, or in cases in which personnel of BlackRock or its Affiliates or of BAC/Barclays Entities are directors or officers of the issuer.

The investment activities of one or more Affiliates or BAC/Barclays Entities for their proprietary accounts and for client accounts may also limit the investment strategies and rights of the LifePath Portfolios. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause BlackRock, the LifePath Portfolios or other client accounts to suffer disadvantages or business restrictions.

If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of BlackRock on behalf of clients (including the LifePath Portfolios) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, BlackRock, on behalf of clients (including the LifePath Portfolios), may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when BlackRock, in its sole discretion, deems it appropriate.

BlackRock and its Affiliates and BAC/Barclays Entities may maintain securities indexes as part of their product offerings. Index based funds seek to track the performance of securities indexes and may use the name of the index in the fund name. Index providers, including BlackRock and its Affiliates and BAC/Barclays Entities may be paid licensing fees for use of their index or index name. BlackRock and its Affiliates and BAC/Barclays Entities will not be obligated to license their indexes to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with BlackRock and its Affiliates and BAC/Barclays Entities will be as favorable as those terms offered to other index licensees.

BlackRock and its Affiliates and BAC/Barclays Entities may serve as authorized participants in the creation and redemption of ETFs, including funds advised by affiliates of BlackRock. BlackRock and its Affiliates and BAC/Barclays Entities may therefore be deemed to be participants in a distribution of such ETFs, which could render them statutory underwriters.

Present and future activities of BlackRock and its Affiliates and BAC/Barclays Entities, including BlackRock Advisors, LLC, in addition to those described in this section, may give rise to additional conflicts of interest.

Investment Adviser and Other Service Providers

INVESTMENT ADVISER.   BFA provides investment advisory services to each Master
Portfolio pursuant to an investment advisory contract (the "Advisory Contract") with MIP. Pursuant to the Advisory Contract, BFA furnishes to MIP's Board of Trustees periodic reports on the investment strategy and performance of each Master Portfolio.

BFA is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BlackRock, Inc.

The applicable Advisory Contract is subject to annual approval by (i) MIP's Board of Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting interests of such Master Portfolio, provided that in either event the continuance also is approved by a majority of Independent Trustees of MIP, by a vote cast in person at a meeting called for the purpose of voting on such approval. The applicable Advisory Contract is terminable without penalty on 60 days' written notice by either party. The applicable Advisory Contract will terminate automatically, as to the relevant Master Portfolio, in the event of its assignment (as defined in the 1940 Act).

ADVISORY FEES. BFA is entitled to receive monthly fees at the annual rate of 0.35% of the average daily net assets of each Master Portfolio. BFA has contractually agreed, for the period May 1, 2006 to December 1, 2011, to waive investment advisory fees charged to the Master Portfolios in an amount equal to the investment advisory fees charged by BFA to the Underlying Funds in order to avoid duplication of such fees. In addition, BTC may receive fees as Administrator of certain of the Underlying Funds; however, BFA has contractually agreed through December 1, 2011, to waive from investment advisory fees charged to the Master Portfolios an amount equal to the administration fees charged by BTC to those Underlying Funds. Any such waiver will reduce the expenses of a Master Portfolio and, accordingly, have a favorable impact on its performance.

For the fiscal years shown below, the related Master Portfolio of each LifePath Portfolio paid, with respect to the LifePath Portfolios, the following advisory fees to BFA, net of waivers and/or offsetting credits:

                                  FISCAL YEAR ENDED       FISCAL YEAR        FISCAL YEAR
LIFEPATH PORTFOLIO                    12/31/2007       ENDED 12/31/2008    ENDED 12/31/2009
-------------------------------  -------------------  ------------------  -----------------
LifePath Retirement Portfolio          $ 18,223             $18,301                $
LifePath 2020 Portfolio                $157,437             $99,817                $
LifePath 2030 Portfolio                $ 98,295             $58,864                $
LifePath 2040 Portfolio                $ 57,883             $30,501                $

                                  FISCAL YEAR ENDED       FISCAL YEAR        FISCAL YEAR
LIFEPATH PORTFOLIO                   12/31/2007        ENDED 12/31/2008    ENDED 12/31/2009
-------------------------------  -------------------  ------------------  -----------------
LifePath 2050 Portfolio(1)              N/A                 ($1,314)               $

-------
(1)   LifePath 2050 Portfolio commenced operations on June 30, 2008.

For the fiscal years shown below, BFA waived the following advisory fees with respect to the LifePath Portfolios:

                                  FISCAL YEAR ENDED    FISCAL YEAR ENDED      FISCAL YEAR
LIFEPATH PORTFOLIO                    12/31/2007           12/31/2008       ENDED 12/31/2009
-------------------------------  -------------------  -------------------  -----------------
LifePath Retirement Portfolio         $  424,199           $  473,654              $
LifePath 2020 Portfolio               $2,872,147           $2,722,162              $
LifePath 2030 Portfolio               $2,034,762           $2,013,088              $
LifePath 2040 Portfolio               $1,466,380           $1,480,212              $
LifePath 2050 Portfolio(1)               N/A               $      361              $

-------
(1)   LifePath 2050 Portfolio commenced operations on June 30, 2008.

The fees and expenses of the Independent Trustees of MIP, counsel to the Independent Trustees of MIP and the independent registered public accounting firm that provides audit and non-audit services in connection with the Master Portfolios (collectively referred to as the "MIP Independent Expenses") are paid directly by the Master Portfolios. For the period from January 1, 2007 to December 1, 2011, each of BTC and BFA, as applicable, has contractually undertaken to reimburse or provide an offsetting credit to each Master Portfolio for such MIP Independent Expenses.

For the fiscal years shown below, BFA provided an offsetting credit for MIP Independent Expenses, in the amounts shown, against advisory fees paid by the Master Portfolios in which the LifePath Portfolios invest:

                                  FISCAL YEAR ENDED    FISCAL YEAR ENDED    FISCAL YEAR ENDED
LIFEPATH PORTFOLIO                    12/31/2007           12/31/2008          12/31/2009
-------------------------------  -------------------  -------------------  ------------------
LifePath Retirement Portfolio          $12,052              $ 7,796                 $
LifePath 2020 Portfolio                $21,013              $16,283                 $
LifePath 2030 Portfolio                $17,912              $13,511                 $
LifePath 2040 Portfolio                $15,986              $11,495                 $
LifePath 2050 Portfolio(1)               N/A                $ 1,329                 $

-------
(1)   LifePath 2050 Portfolio commenced operations on June 30, 2008.

UNDERLYING FUNDS. BFA serves as investment adviser to each of the Underlying Funds, with the exception of the BlackRock Cash Funds: Institutional, which invests in a Master Portfolio advised by BFA. Each Master Portfolio, as a shareholder of the Underlying Funds, bears a PRO RATA share of the Underlying Funds' advisory fees, which are based on aggregate net assets, as listed in the chart below. Please note that the list of Underlying Funds below is as of _____, 2010 but BFA may add, eliminate or replace Underlying Funds at any time.

UNDERLYING FUND                                                    ADVISORY FEE (1)
----------------------------------------------------------------  -----------------
           MIP Active Stock Master Portfolio                            [0.25%]
           MIP CoreAlpha Bond Master Portfolio                          [0.25%]
           iShares S&P 500 Index Fund                                   [0.09%]
           iShares S&P MidCap 400 Index Fund                            [0.20%]
           iShares S&P SmallCap 600 Index Fund                          [0.20%]
           iShares S&P North American Natural Resources Sector          [0.48%(2)]
            Index Fund
           iShares S&P National AMT-Free Municipal Bond Fund            [0.25%]
           iShares Russell 2000 Index Fund                              [0.20%]

UNDERLYING FUND                                                     ADVISORY FEE (1)
-----------------------------------------------------------------  -----------------
           iShares Russell Midcap Index Fund                             [0.20%]
           iShares Cohen & Steers Realty Majors Index Fund               [0.35%]
           iShares MSCI Canada Index Fund                                [0.55%(3)]
           iShares MSCI EAFE Index Fund                                  [0.35%(4)]
           iShares MSCI EAFE Small Cap Index Fund                        [0.40%]
           iShares MSCI Emerging Markets Index Fund                      [0.72%(5)]
           iShares FTSE EPRA/NAREIT Developed Real Estate ex-            [0.48%]
            U.S. Index Fund
           iShares Barclays 1-3 Year Credit Bond Fund                    [0.20%]
           iShares Barclays 1-3 Year Treasury Bond Fund                  [0.15%]
           iShares Barclays 3-7 Year Treasury Bond Fund                  [0.15%]
           iShares Barclays 7-10 Year Treasury Bond Fund                 [0.15%]
           iShares Barclays 10-20 Year Treasury Bond Fund                [0.15%]
           iShares Barclays 20+ Year Treasury Bond Fund                  [0.15%]
           iShares Barclays Aggregate Bond Fund                          [0.20%]
           iShares Barclays Credit Bond Fund                             [0.20%]
           iShares Barclays Government/Credit Bond Fund                  [0.20%]
           iShares Barclays Intermediate Credit Bond Fund                [0.20%]
           iShares Barclays Intermediate Government/Credit Bond          [0.20%]
            Fund
           iShares Barclays MBS Bond Fund                                [0.25%]
           iShares Barclays Short Treasury Bond Fund                     [0.15%]
           iShares Barclays TIPS Bond Fund                               [0.20%]
           iShares iBoxx $ High Yield Corporate Bond Fund                [0.50%]
           iShares JPMorgan USD Emerging Bond Fund                       [0.60%]
           BlackRock Cash Funds: Institutional                           [0.07%(6)]

-------
(1) BFA has contractually agreed through December 1, 2011, to waive investment advisory fees and administration fees, if any, charged to each Master Portfolio in an amount equal to the investment advisory fees charged by BFA to the Underlying Fund.
(2) For its investment advisory services to the iShares S&P North American Natural Resources Sector Index Fund, BFA is entitled to receive a management fee from the iShares S&P North American Natural Resources Sector Index Fund based on the iShares S&P North American Natural Resources Sector Index Fund's allocable portion of the aggregate of the average daily net assets of the iShares S&P North American Natural Resources Sector Index Fund and certain other iShares funds (iShares S&P Global Consumer Discretionary Sector Index Fund, iShares S&P Global Consumer Staples Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Industrials Sector Index Fund, iShares S&P Global Infrastructure Index Fund, iShares S&P Global Materials Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, iShares S&P Global Utilities Sector Index Fund, iShares S&P North American Technology-Multimedia Networking Index Fund, iShares S&P North American Technology-Semiconductors Index Fund, iShares S&P North American Technology-Software Index Fund, iShares S&P North American Technology Sector Index Fund, iShares S&P Global Clean Energy Index Fund, iShares S&P Global Nuclear Energy Index Fund and iShares S&P Global Timber & Forestry Index Fund) as follows: 0.48% per annum of the aggregate net assets less than or equal to $10 billion, plus 0.43% per annum of the aggregate net assets in excess of $10 billion.
(3) For its investment advisory services to the iShares MSCI Canada Index Fund, BFA is entitled to receive a management fee from the iShares MSCI Canada Index Fund based on the iShares MSCI Canada Index Fund's allocable portion of the aggregate of the average daily net assets of the iShares MSCI Canada Index Fund and certain other iShares funds (iShares MSCI Australia Index Fund, iShares MSCI Austria Investable Market Index Fund, iShares MSCI Belgium Investable Market Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Japan Index Fund, iShares MSCI Japan Small Cap Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Mexico Investable Market Index Fund, iShares MSCI Netherlands Investable Market Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI United Kingdom Index Fund) as follows: 0.59% per annum of the aggregate net assets less than or equal to $7.0 billion, plus 0.54% per annum of the aggregate net assets over $7.0 billion, up to and including $11.0 billion, plus 0.49% per annum of the aggregate net assets over $11.0 billion, up to and including $24.0 billion, plus 0.44% per annum of the aggregate net assets over $24.0 billion, up to and including $48.0 billion, plus 0.40% per annum of the aggregate net assets in excess of $48.0 billion.
(4) For its investment advisory services to the iShares MSCI EAFE Index Fund, BFA is entitled to receive a management fee from the iShares MSCI EAFE Index Fund based on the iShares MSCI EAFE Index Fund's allocable portion of the aggregate of the average daily net assets of the iShares MSCI EAFE Index Fund and certain other iShares funds (iShares MSCI ACWI ex US Index Fund and iShares MSCI ACWI Index Fund) as follows: 0.35% per annum of the aggregate net assets less than or equal to $30 billion, plus 0.32% per annum of the aggregate net assets between $30.0 billion and $60.0 billion, plus 0.28% per annum of the aggregate net assets in excess of $60 billion.

(5) For its investment advisory services to the iShares MSCI Emerging Markets Index Fund, BFA is entitled to receive a management fee from the iShares MSCI Emerging Markets Index Fund based on the iShares MSCI Emerging Markets Index Fund's allocable portion of the aggregate of the average daily net assets of the iShares MSCI Emerging Markets Index Fund and certain other iShares funds (iShares MSCI All Country Asia ex Japan Index Fund, iShares MSCI BRIC Index Fund, iShares MSCI Emerging Markets Eastern Europe Index Fund, iShares MSCI Emerging Markets Financials Sector Index Fund and iShares MSCI Emerging Markets Materials Sector Index Fund) as follows: 0.75% per annum of the aggregate net assets less than or equal to $14.0 billion, plus 0.68% per annum of the aggregate net assets over $14.0 billion, up to and including $28.0 billion, plus 0.61% per annum of the aggregate net assets in excess of $28.0 billion.
(6) The management fee for the BlackRock Cash Funds: Institutional is 0.10%, however BFA has contractually agreed to waive a portion of its management fee through December 1, 2011. After giving effect to such contractual waiver, the management fee will be 0.07%.

ADMINISTRATOR. The Trust has engaged BTC to provide certain administration services to the LifePath Portfolios. BTC provides the LifePath Portfolios with administration services, including provision of management reporting and treasury administration services, financial reporting, legal and tax services, and supervision of the LifePath Portfolios' administrative operations, preparation of proxy statements and shareholder reports. BTC also furnishes office space and certain facilities to conduct the LifePath Portfolios' business and compensates its Trustees, officers and employees who are affiliated with BTC. BTC is entitled to receive an annual administration fee of 0.50% of average daily net assets of the Class I, Class A, Class R and Class C Shares and 0.15% of average daily net assets of the Class K Shares of each LifePath Portfolio for providing administrative services.

BTC also may engage and supervise Shareholder Servicing Agents, as defined in "Shareholder Servicing Agents" below, on behalf of Class I, Class A, Class R and Class C Shares of the LifePath Portfolios.

BTC has engaged State Street to provide certain sub-administrative services to the LifePath Portfolios. BTC, not the LifePath Portfolios, is responsible for providing compensation to State Street for such services.

BTC has also agreed to bear all costs of the LifePath Portfolios' operations, including shareholder servicing and shareholder servicing and processing fees described below, other than brokerage expenses, advisory fees, distribution plan expenses, certain fees and expenses related to the Trust's Independent Trustees and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses. BTC has contracted with State Street to provide certain sub-administration services for the LifePath Portfolios, and BTC pays State Street for these services.

For the fiscal years shown below, the LifePath Portfolios paid the following administration fees to BTC, net of waivers and/or offsetting credits:

                                  FISCAL YEAR ENDED    FISCAL YEAR ENDED    FISCAL YEAR ENDED
LIFEPATH PORTFOLIO                    12/31/2007           12/31/2008          12/31/2009
-------------------------------  -------------------  -------------------  ------------------
LifePath Retirement Portfolio         $  630,077          $  700,635                $
LifePath 2020 Portfolio               $4,328,921          $4,033,359                $
LifePath 2030 Portfolio               $3,046,288          $2,960,478                $
LifePath 2040 Portfolio               $2,177,674          $2,156,984                $
LifePath 2050 Portfolio(1)               N/A              $  (10,768)               $

-------
(1)   LifePath 2050 Portfolio commenced operations on June 30, 2008.

The fees and expenses of the Independent Trustees of the Trust, counsel to the Independent Trustees of the Trust and the Independent registered public accounting firm that provides audit and non-audit services in connection with the LifePath Portfolios (collectively referred to as the "Independent Expenses") are paid directly by the LifePath Portfolios. For the fiscal year ended December 31, 2007, BTC voluntarily agreed to provide an offsetting credit against the administration fees paid by the LifePath Portfolios in an amount equal to the Independent Expenses. For the period from January 1, 2007 through December 1, 2011, each of BTC and BFA, as applicable, has contractually undertaken to reimburse or provide an offsetting credit to the LifePath Portfolios for such Independent Expenses.

For the fiscal years shown below, BTC provided an offsetting credit, in the amounts shown, against administration fees paid with respect to the LifePath
Portfolios:

                                  FISCAL YEAR ENDED    FISCAL YEAR ENDED    FISCAL YEAR ENDED
LIFEPATH PORTFOLIO                    12/31/2007           12/31/2008          12/31/2009
-------------------------------  -------------------  -------------------  ------------------
LifePath Retirement Portfolio          $18,027              $13,030                 $
LifePath 2020 Portfolio                $24,961              $21,114                 $
LifePath 2030 Portfolio                $22,467              $18,530                 $
LifePath 2040 Portfolio                $20,862              $16,496                 $
LifePath 2050 Portfolio(1)               N/A                $11,282                 $

-------
(1)   LifePath 2050 Portfolio commenced operations on June 30, 2008.

SHAREHOLDER SERVICING AGENTS. The Board of Trustees has adopted a Shareholder Servicing Plan pursuant to which the LifePath Portfolios have entered or may enter into Shareholder Servicing Agreements or Shareholder Servicing and Processing Agreements with BTC and other entities, and BTC may also enter into such Agreements with such other entities (including BlackRock, SEI, BAC, Merrill Lynch, PNC, Barclays and their affiliates) (collectively, "Shareholder Servicing Agents") for the provision of certain services to holders of Class I, Class A, Class R and Class C Shares. No such agreements are contemplated in respect of Class K Shares. The shareholder services and processing services provided by BTC or Shareholder Servicing Agents may include serving as an agent of the LifePath Portfolios for purposes of accepting orders for purchases and redemptions of LifePath Portfolio shares, providing administrative support and account service such as processing purchases and redemptions of shares on behalf of individual and omnibus LifePath Portfolio accounts, keeping records, transmitting reports and communications from the LifePath Portfolios, and providing reports on the status of individual and omnibus accounts. Shareholder Servicing Agents may provide these services, in whole or in part, by operating electronic transaction systems or websites through which shareholders may obtain information or engage in purchase or redemption transactions of LifePath Portfolio shares. By operating these systems or providing other services described above, the Shareholder Servicing Agents make the LifePath Portfolios available to their clients.

A Shareholder Servicing Agent may make decisions about which investment options it will service and make available to its clients based on the payments the Shareholder Servicing Agent may be eligible to receive for its services. Therefore, payments to a Shareholder Servicing Agent may create potential conflicts of interest between the Shareholder Servicing Agent and its clients where the Shareholder Servicing Agent determines which investment options it will make available to those clients.

Pursuant to its Administration Agreement with the Trust, as described in the section entitled "Administrator," BTC pays shareholder servicing fees and processing fees to certain Shareholder Servicing Agents in amounts not exceeding maximum fee rates approved by the Trust's Board of Trustees for those shareholder servicing, sub-administration, recordkeeping, sub-transfer agency and processing services that the Shareholder Servicing Agents perform for their clients that would otherwise be performed by BTC or the LifePath Portfolios' other service providers. For providing some or all of these services, each Shareholder Servicing Agent is entitled to receive a monthly fee at the annual rate of up to 0.25% of the average daily net assets of the Class I, Class A, Class R and Class C Shares of each LifePath Portfolio represented by shares owned during the period for which payment is being made by investors with whom the Shareholder Servicing Agent maintains a servicing relationship, or an amount that equals the maximum amount payable to the Shareholder Servicing Agent under applicable laws, regulations or rules, including the Conduct Rules of the Financial Industry Regulatory Authority, Inc. ("FINRA" and f/k/a the National Association of Securities Dealers, Inc. ("NASD")), whichever is less. For providing some or all of these processing services for investors of Class R Shares of each LifePath Portfolio, each Shareholder Servicing Agent is also entitled to receive a monthly fee at an annual rate of up to 0.25% of the average daily net assets of the Class R Shares of each LifePath Portfolio represented by shares owned during the period for which payment is being made by investors with whom the Shareholder Servicing Agent maintains a servicing relationship.

For the fiscal years shown below, BTC paid shareholder servicing fees on behalf of the Class I and Class A Shares (previously designated Class R) of the LifePath Portfolios in the following aggregate amounts. As of such date, the Class R and Class C Shares of the LifePath Portfolios had not commenced operations:

                                  FISCAL YEAR ENDED   FISCAL YEAR ENDED    FISCAL YEAR ENDED
LIFEPATH PORTFOLIO                   12/31/2007           12/31/2008           12/31/2009
-------------------------------  ------------------  -------------------  -------------------
LifePath Retirement Portfolio        $  502,393           $  645,733               $
LifePath 2020 Portfolio              $3,552,372           $3,849,665               $
LifePath 2030 Portfolio              $2,484,967           $2,835,411               $
LifePath 2040 Portfolio              $1,836,254           $2,071,492               $
LifePath 2050 Portfolio(1)               N/A                 N/A                   $

-------
(1)   LifePath 2050 Portfolio commenced operations on June 30, 2008.

A Shareholder Servicing Agent also may impose certain conditions on its customers, subject to the terms of the LifePath Portfolios' Prospectuses and this SAI, that are in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or payment of a separate fee for additional services.

Shareholder Servicing Agents may charge their clients additional fees for account-related services. Shareholder Servicing Agents may charge their customers a service fee in connection with the purchase or redemption of LifePath Portfolio shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual Shareholder Servicing Agent. Service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this SAI. Your Shareholder Servicing Agent will provide you with specific information about any service fees you will be charged.

NON-PLAN PAYMENTS. BlackRock and certain of its affiliates may make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to the LifePath Portfolio). From time to time, BlackRock or its affiliates may compensate affiliated and unaffiliated entities (including BlackRock, SEI, BAC, Merrill Lynch, PNC, Barclays and their affiliates, and entities that may also be serving as distribution agents or Shareholder Servicing Agents of the LifePath Portfolio) (collectively, "Service Organizations") for the sale and distribution of shares of a LifePath Portfolio or for services to a LifePath Portfolio and its shareholders. These payments that are not associated with the Shareholder Servicing Plan or Distribution Plan and are therefore referred to as "non-Plan payments". The non-Plan payments would be in addition to a LifePath Portfolio's payments described in this SAI for distribution (if the LifePath Portfolio has adopted a distribution plan pursuant to Rule 12b-1) and shareholder servicing. These non-Plan payments may take the form of, among other things, "due diligence" payments for a dealer's examination of the LifePath Portfolios and payments for providing extra employee training and information relating to LifePath Portfolios; "listing" fees for the placement of the LifePath Portfolios on a dealer's list of mutual funds available for purchase by its customers; "finders" fees for directing investors to the LifePath Portfolio; "distribution and marketing support" fees or "revenue sharing" for providing assistance in promoting the sale of the LifePath Portfolios' shares; payments for the sale of shares and/or the maintenance of share balances; CUSIP fees; maintenance fees; and set-up fees regarding the establishment of new accounts. The payments made by BlackRock and its affiliates may be a fixed dollar amount or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization involved, and may be different for different Service Organizations. The payments described above are made from BlackRock's or its affiliates' own assets pursuant to agreements with Service Organizations and do not change the price paid by investors for the purchase of the LifePath Portfolio's shares or the amount the LifePath Portfolio will receive as proceeds from such sales.

The payments described above may be made, at the discretion of BlackRock or its affiliates, to Service Organizations in connection with the sale and distribution of LifePath Portfolio shares. Pursuant to applicable FINRA regulations, the details of certain of these payments, including the Service Organizations receiving such payments in connection with the sale and distribution of LifePath Portfolio shares, are required to be disclosed. The level of payments made to these Service Organizations in any year will vary and normally will not exceed the sum of (a) 0.25% of such year's LifePath Portfolio sales by that Service Organization, and (b) 0.21% of the assets attributable to that Service Organization invested in a LifePath Portfolio. As of the date of this SAI, as amended or supplemented from time to time, the following Service Organizations are receiving such payments in association with sale and distribution of products other than the LifePath Portfolios, that are advised or offered by BlackRock or its affiliates: Ameriprise Financial Services, Inc., AXA Advisors, LLC, Banc of America Investment Services, Inc., Citigroup, LPL Financial Corporation, Merrill Lynch, MetLife Securities, Inc., Morgan Stanley, New England Securities Corporation, Oppenheimer & Co. Inc., Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Capital Markets, Tower Square Securities Inc., UBS, Wachovia Securities, Walnut Street Securities Inc.,

Commonwealth Equity Services, LLP (Commonwealth Financial Network), Wells Fargo and/or broker-dealers and other financial services firms under common control with the above organizations (or their assignees).

OTHER DISTRIBUTION ARRANGEMENTS. If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser for more information about the payments described above.

Furthermore, BlackRock and its affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable FINRA regulations in which participants may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, BlackRock and its affiliates may also: (i) pay for the travel expenses, meals, lodging and entertainment of broker/dealers, financial institutions and their salespersons in connection with educational and sales promotional programs, (ii) sponsor speakers, educational seminars and charitable events and (iii) provide other sales and marketing conferences and other resources to broker-dealers, financial institutions and their salespersons.

DISTRIBUTOR. SEI is the distributor for the LifePath Portfolios' shares. SEI is a registered broker-dealer located at One Freedom Valley Drive, Oaks, PA 19456. SEI is a provider of outsourced investment business solutions for fund administration and distribution, asset management, and investment systems and processing.

SEI, as the principal underwriter of the LifePath Portfolios within the meaning of the 1940 Act, has entered into a Distribution Agreement with the Trust pursuant to which SEI has the responsibility for distributing LifePath Portfolio shares. The Distribution Agreement provides that SEI shall act as agent for the LifePath Portfolios for the sale of LifePath Portfolio shares, and may enter into sales support agreements with selling agents that wish to make available LifePath Portfolio shares to their respective customers ("Selling Agents"). In addition, SEI provides certain compliance related, sales related and other services for the LifePath Portfolios and the Master Portfolios pursuant to a Service Standards Agreement with BTC, and BTC compensates SEI for these services.

CLASS A, CLASS R AND CLASS C SHARES DISTRIBUTION AND SERVICE PLAN. The Trust has adopted on behalf of the Class A, Class R and Class C Shares of the LifePath Portfolios a Distribution and Service Plan that authorizes, under
Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule"), payment for distribution-related expenses and compensation for distribution-related services, including ongoing compensation to selling agents, in connection with Class A, Class R and Class C Shares (the "Distribution Plan"). Each LifePath Portfolio may participate in joint distribution activities with other funds within the Trust. The cost of these activities is generally allocated among the LifePath Portfolios, with the LifePath Portfolios with higher asset levels paying a higher proportion of these costs.

The Distribution Plan was adopted by the Trust's Board of Trustees, including a majority of the Independent Trustees who had no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to the Distribution Plan. The Distribution Plan was adopted because of its anticipated benefits to the LifePath Portfolios. The anticipated benefits include: easier and more effective management as a result of steady inflows of cash from the sale of new shares, a reduction in the expense ratio as a result of achieving economies of scale, lower transaction costs or better prices as a result of the ability to purchase larger blocks of securities, and avoidance of the forced sale of securities to meet redemptions that might adversely affect the performance of the LifePath Portfolios. Under the Distribution Plan and pursuant to the related Distribution Agreement with SEI, the LifePath Portfolios may pay the Distributor, as compensation for distribution-related services, monthly fees at the annual rate of up to 0.25% of the average daily net assets of the Class A and Class R Shares and up to 0.75% of the average daily net assets of the Class C Shares of the LifePath Portfolios offering such shares.

The actual fee payable to the Distributor is determined, within such limit, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of FINRA, under the NASD Conduct Rules. The Distributor may enter into selling agreements with one or more selling agents (which may include BTC and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of LifePath Portfolio shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

The Trust currently does not have a distribution plan in place for the Class I or Class K Shares. Class I and Class K shareholders do not pay any fees for distribution services. The Distribution Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Board of Trustees, including a majority of the Independent Trustees. Any Distribution Agreement related to the Distribution Plan also must be approved by such vote of the Board of Trustees, including a majority of the Independent Trustees. The Distribution Agreement will terminate automatically if assigned and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Trust or by vote of a majority of the Independent Trustees on not more than 60 days' written notice. The Distribution Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the LifePath Portfolios involved, and no material amendments to the Distribution Plan may be made except by a majority of both the Board of Trustees and the Independent Trustees. The Distribution Plan requires that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Distribution Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by Independent Trustees.

For the fiscal year ended December 31, 2009, the LifePath Portfolios paid the following fees for distribution-related services under the Distribution Plan. As of such date, Class R and Class C Shares of the Trust had not commenced operations:

                                        FISCAL YEAR ENDED
LIFEPATH PORTFOLIO                         12/31/2009
-------------------------------------  ------------------
      LifePath Retirement Portfolio             $
      LifePath 2020 Portfolio                   $
      LifePath 2030 Portfolio                   $
      LifePath 2040 Portfolio                   $
      LifePath 2050 Portfolio                   $

Payments are made by the LifePath Portfolios pursuant to each Plan regardless of expenses incurred by the Distributor. In addition to payments received from the LifePath Portfolios, selling or servicing agents may receive significant additional payments directly from BTC, BFA, SEI or their affiliates in connection with the sale of LifePath Portfolio shares.

MIP DISTRIBUTION PLAN. MIP's Board of Trustees has adopted, on behalf of each LifePath Master Portfolio, a "defensive" distribution plan under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "MIP Plan"). The MIP Plan was adopted by a majority of MIP's Board of Trustees, including a majority of those Trustees who are not "interested persons" (as defined in the 1940 Act) of MIP, on October 10, 1995. The MIP Plan provides that if any portion of a LifePath Master Portfolio's advisory fees (up to 0.25% of the average daily net assets of each LifePath Master Portfolio on an annual basis) were deemed to constitute an indirect payment for activities that are primarily intended to result in the sale of interests in a LifePath Master Portfolio, such payment would be authorized pursuant to the MIP Plan.

CUSTODIAN. State Street is the custodian for each LifePath Portfolio and Master Portfolio and is located at 200 Clarendon Street, Boston, MA 02116. The custodian, among other things, maintains a custody account or accounts in the name of the LifePath Portfolios and Master Portfolios; receives and delivers all assets for the LifePath Portfolios and Master Portfolios upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of the LifePath Portfolios and Master Portfolios; and pays all expenses of the LifePath Portfolios. State Street is not entitled to receive compensation for its services as custodian so long as it receives fees from BTC for providing sub-administration services to the LifePath Portfolios.

TRANSFER AND DIVIDEND DISBURSING AGENT. State Street also is the transfer and dividend disbursing agent for the LifePath Portfolios and the Master Portfolios. For its services as transfer and dividend disbursing agent to the LifePath Portfolios and Master Portfolios, State Street is paid fees based on the LifePath Portfolios' and the Master Portfolios' net assets. State Street is entitled to be reimbursed for out-of-pocket expenses or advances incurred by it in performing its obligations under the Transfer Agency Agreement. BTC has agreed to pay these fees and expenses pursuant to its Administration Agreement with the Trust. In addition, the Transfer Agency Agreement contemplates that State Street will be reimbursed for other expenses incurred by it at the request or with the written consent of the LifePath Portfolios, including, without limitation, any equipment or supplies that the Trust specifically orders or requires State Street to order.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. ________________________, serves as the independent registered public accounting firm for the Trust.

LEGAL COUNSEL. Sidley Austin LLP, located at 787 Seventh Avenue, New York, New York 10019, serves as legal counsel to the Trust, MIP and BFA.

Portfolio Managers

As of December 31, 2009, the individuals named as Portfolio Managers of the Master Portfolios in the Prospectuses were primarily responsible for the day-to-day management of certain types of other portfolios and/or accounts, as indicated in the table below:

                              REGISTERED                                              ACCOUNTS WITH
                              INVESTMENT        OTHER POOLED                         INCENTIVE-BASED
                               COMPANIES    INVESTMENT VEHICLES    OTHER ACCOUNTS    FEE ARRANGEMENTS
DAGMAR NIKLES                ------------  ---------------------  ----------------  -----------------
Number of Accounts
Net Assets as of 12/31/09          $                 $                    $

                              REGISTERED                                              ACCOUNTS WITH
                              INVESTMENT        OTHER POOLED                         INCENTIVE-BASED
                               COMPANIES    INVESTMENT VEHICLES    OTHER ACCOUNTS    FEE ARRANGEMENTS
LESLIE GAMBON                ------------  ---------------------  ----------------  -----------------
Number of Accounts
Net Assets as of 12/31/09          $                 $                    $

                              REGISTERED                                              ACCOUNTS WITH
                              INVESTMENT        OTHER POOLED                         INCENTIVE-BASED
                               COMPANIES    INVESTMENT VEHICLES    OTHER ACCOUNTS    FEE ARRANGEMENTS
ALAN MASON                   ------------  ---------------------  ----------------  -----------------
Number of Accounts
Net Assets as of 12/31/09          $                 $                    $

Certain of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management are composed of securities the identity and amount of which are selected by a computer model that is based on prescribed, objective criteria using independent third-party data to replicate independently maintained indexes. The Portfolio Managers are required to manage each portfolio or account to meet those objectives. Pursuant to BTC and BFA policy, investment opportunities are allocated equitably among the Master Portfolios and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Master Portfolios, seeking such investment opportunity. As a consequence, from time to time the Master Portfolios may receive a smaller allocation of an investment opportunity than they would have if the Portfolio Managers and BFA and its affiliates did not manage other portfolios or accounts.

Like the Master Portfolios, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BFA or BTC, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BTC an incentive-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BTC a portion of that portfolio's or account's gains, or would pay BTC more for its services than would otherwise be the case if BTC meets or exceeds specified performance targets. By their very nature, incentive-based fee arrangements could present an incentive for BTC to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BTC has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, interestholders of the Master Portfolios should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict-of-interest, that may result in the Portfolio Managers' favoring those portfolios or accounts with incentive-based fee arrangements.

The below table reflects, for each Portfolio Manager, the number of portfolios or accounts of the types enumerated in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees for those portfolios or accounts are based on the performance of those portfolios or accounts, as of December 31, 2009.

                                     NUMBER OF OTHER ACCOUNTS WITH
                                        PERFORMANCE-BASED FEES
                                     MANAGED BY PORTFOLIO MANAGER    AGGREGATE OF TOTAL ASSETS
DAGMAR NIKLES                       ------------------------------  --------------------------
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

                                     NUMBER OF OTHER ACCOUNTS WITH
                                        PERFORMANCE-BASED FEES
                                     MANAGED BY PORTFOLIO MANAGER    AGGREGATE OF TOTAL ASSETS
LESLIE GAMBON                       ------------------------------  --------------------------
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

                                     NUMBER OF OTHER ACCOUNTS WITH
                                        PERFORMANCE-BASED FEES
                                     MANAGED BY PORTFOLIO MANAGER    AGGREGATE OF TOTAL ASSETS
ALAN MASON                          ------------------------------  --------------------------
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

The discussion below describes the Portfolio Managers' compensation as of December 1, 2009.

PORTFOLIO MANAGER COMPENSATION OVERVIEW. BlackRock's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, and participation in various benefits programs. In addition, a Portfolio Manager may have been paid a signing bonus or awarded sign-on equity in connection with initiation of employment with BlackRock.

BASE COMPENSATION. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

DISCRETIONARY INCENTIVE COMPENSATION. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager's group within BlackRock, the investment performance, including risk-adjusted returns, of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual's seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock.

DISTRIBUTION OF DISCRETIONARY INCENTIVE COMPENSATION. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on BlackRock's ability to sustain and improve its performance over future periods.

From time to time long-term incentive equity awards are granted to certain key employees to aid in retention, align their interests with long-term shareholder interests and motivate performance. Equity awards are generally granted in the form of BlackRock, Inc. restricted stock units that, once vested, settle in BlackRock, Inc. common stock.

As of December 31, 2009, the Portfolio Managers beneficially owned interests in each of the LifePath Portfolios that invest in Master Portfolios for which they are primarily responsible for the day-to-day management in amounts reflected in the following table:

LIFEPATH RETIREMENT PORTFOLIO
                                                  $10,001     $50,001    $100,001    $500,001    OVER
                            NONE    $1 TO $10K    TO $50K    TO $100K    TO $500K     TO $1M     $1M
                           ------  ------------  ---------  ----------  ----------  ----------  -----
Dagmar Nikles
Leslie Gambon
Alan Mason

LIFEPATH 2020 PORTFOLIO
                                                  $10,001     $50,001    $100,001    $500,001    OVER
                            NONE    $1 TO $10K    TO $50K    TO $100K    TO $500K     TO $1M     $1M
                           ------  ------------  ---------  ----------  ----------  ----------  -----
Dagmar Nikles
Leslie Gambon
Alan Mason

LIFEPATH 2030 PORTFOLIO
                                                  $10,001     $50,001    $100,001    $500,001    OVER
                            NONE    $1 TO $10K    TO $50K    TO $100K    TO $500K     TO $1M     $1M
                           ------  ------------  ---------  ----------  ----------  ----------  -----
Dagmar Nikles
Leslie Gambon
Alan Mason

LIFEPATH 2040 PORTFOLIO
                                                  $10,001     $50,001    $100,001    $500,001    OVER
                            NONE    $1 TO $10K    TO $50K    TO $100K    TO $500K     TO $1M     $1M
                           ------  ------------  ---------  ----------  ----------  ----------  -----
Dagmar Nikles
Leslie Gambon
Alan Mason

LIFEPATH 2050 PORTFOLIO
                                                  $10,001     $50,001    $100,001    $500,001    OVER
                            NONE    $1 TO $10K    TO $50K    TO $100K    TO $500K     TO $1M     $1M
                           ------  ------------  ---------  ----------  ----------  ----------  -----
Dagmar Nikles
Leslie Gambon
Alan Mason

Determination of Net Asset Value

VALUATION OF SHARES. The aggregate net asset value of the LifePath Portfolio is calculated based on the net asset value of the Master Portfolio and is determined once daily Monday through Friday as of the close of business on the New York Stock Exchange (the "NYSE") on each day the NYSE is open for trading based upon prices at the time of closing. The NYSE generally closes at 4:00 p.m. Eastern time. The price at which a purchase or redemption is effected is based on the next calculation of net asset value after such an order is placed. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The aggregate net asset value of the Master Portfolio is the value of the securities held by the Master Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses). Expenses, including the fee payable to BlackRock, are accrued daily. Each investor in the Master Portfolio may add to or reduce its investment in the Master Portfolio on each day the NYSE is open for trading. The value of each investor's interest in the Master Portfolio will be determined after the close of business on the NYSE by multiplying the aggregate net asset value of the Master Portfolio by the percentage, effective for that day, that represents the investor's share of the aggregate interests in the Master Portfolio. Any additions or withdrawals to be effected on that day will then be effected. The investor's percentage of the aggregate interests in the Master Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Master Portfolio as of the time of determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Master Portfolio effected on such day, and
(ii) the denominator of which is the aggregate net asset value of the Master Portfolio as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Master Portfolio by all investors in the Master Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Master Portfolio after the close of business on the NYSE or the next determination of the aggregate net asset value of the Master Portfolio.

Valuation of securities held by each LifePath Portfolio or Master Portfolio is as follows:

EQUITY INVESTMENTS. Equity securities traded on a recognized securities exchange (E.G., NYSE), separate trading boards of a securities exchange or through a market system that provides contemporaneous transaction pricing information (an "Exchange") are valued via independent pricing services generally at the Exchange closing price or if an Exchange closing price is not available, the last traded price on that Exchange prior to the time as of which the assets or liabilities are valued, however, under certain circumstances other means of determining current market value may be used. If an equity security is traded on more than one Exchange, the current market value of the security where it is primarily traded generally will be used. In the event that there are no sales involving an equity security held by a LifePath Portfolio on a day on which the LifePath Portfolio values such security, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such security. If a LifePath Portfolio holds both long and short positions in the same security, the last bid price will be applied to securities held long and the last ask price will be applied to securities sold short. If no bid or ask price is available on a day on which a LifePath Portfolio values such security, the prior day's price will be used, unless BlackRock determines that such prior day's price no longer reflects the fair value of the security, in which case such asset would be treated as a fair value asset.

FIXED INCOME INVESTMENTS. Fixed income securities for which market quotations are readily available are generally valued using such securities' most recent bid prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models to derive values, each in accordance with valuation procedures approved by the LifePath Portfolios' Board. The amortized cost method of valuation may be used with respect to debt obligations with 60 days or less remaining to maturity unless BFA determines such method does not represent fair value. Loan participation notes are generally valued at the mean of the last available bid prices from one or more brokers or dealers as obtained from independent third-party pricing services. Certain fixed income investments including asset-backed and mortgage-related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Fixed income securities for which market quotations are not readily available may be valued by third-party pricing services that make a valuation determination by securing transaction data (E.G., recent representative bids), credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

OPTIONS, FUTURES, SWAPS AND OTHER DERIVATIVES. Exchange-traded equity options for which market quotations are readily available are valued at the mean of the last bid and ask prices as quoted on the Exchange or the board of trade on which such options are traded. In the event that there is no mean price available for an exchange traded equity option held by a LifePath Portfolio on a day on which the LifePath Portfolio values such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option. If no bid or ask price is available on a day on which a LifePath Portfolio values such option, the prior day's price will be used, unless BlackRock determines that such prior day's price no longer reflects the fair value of the option in which case such option will be treated as a fair value asset. OTC options may be valued using a mathematical model which incorporates a number of market data factors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price or settle price as of the close of such exchanges. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the valuation procedures approved by the Board.

UNDERLYING FUNDS. Shares of underlying open-end funds are valued at net asset value. Shares of underlying exchange-traded closed-end funds or other ETFs will be valued at their most recent closing price.

GENERAL VALUATION INFORMATION

In determining the market value of portfolio investments, the LifePath Portfolio may employ independent third party pricing services, which may use, without limitation, a matrix or formula method that takes into consideration market indexes, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried on each LifePath Portfolio's books at their face value.

Prices obtained from independent third party pricing services, broker-dealers or market makers to value each LifePath Portfolio's securities and other assets and liabilities are based on information available at the time the LifePath Portfolio values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which the LifePath Portfolio valued such security, the revised pricing service quotation generally will be applied prospectively. Such determination shall be made considering pertinent facts and circumstances surrounding such revision.

In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method specified by the Trust's Board as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by a LifePath Portfolio (including restricted securities) are valued at fair value as determined in good faith by the Trust's Board or by BlackRock (its delegate). Any assets and liabilities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange.

Certain of the securities acquired by the LifePath Portfolios may be traded on foreign exchanges or OTC markets on days on which a LifePath Portfolio's net asset value is not calculated. In such cases, the net asset value of a LifePath Portfolio's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the LifePath Portfolio.

FAIR VALUE. When market quotations are not readily available or are believed by BlackRock to be unreliable, a LifePath Portfolio's investments are valued at fair value ("Fair Value Assets"). Fair Value Assets are valued by BlackRock in accordance with procedures approved by the Trust's Board. BlackRock may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its complete lack of trading, if BlackRock believes a market quotation from a broker-dealer or other source is unreliable (E.G., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a "significant event" is deemed to occur if BlackRock determines, in its business judgment prior to or at the time of pricing a LifePath Portfolio's assets or liabilities, that it is likely that the event will cause a material change to the last exchange closing price or closing market price of one or more assets or liabilities held by the LifePath Portfolio. On any date the NYSE is open and the primary exchange on which a foreign asset or liability is traded is closed, such asset or liability will be valued using the prior day's price, provided that BlackRock is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset or liability, in which case such asset or liability would be treated as a Fair Value Asset. For certain foreign securities, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign securities following the close of the local markets to the price that might have prevailed as of a LifePath Portfolio's pricing time.

BlackRock, with input from the BlackRock Portfolio Management Group, will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to BlackRock's Valuation Committee. The Valuation Committee may accept, modify or reject any recommendations. In addition, the LifePath Portfolios' accounting agent periodically endeavors to confirm the prices it receives from all third party pricing services, index providers and broker-dealers, and, with the assistance of BlackRock, to regularly evaluate the values assigned to the securities and other assets and liabilities held by the LifePath Portfolios. The pricing of all Fair Value Assets is subsequently reported to and ratified by the Board or a Committee thereof.

When determining the price for a Fair Value Asset, the BlackRock Valuation Committee (or the Pricing Group) shall seek to determine the price that a LifePath Portfolio might reasonably expect to receive from the current sale of that asset or liability in an arm's-length transaction. The price generally may not be determined based on what a LifePath Portfolio might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations shall be based upon all available factors that the Valuation Committee (or Pricing Group) deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models.

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining a LifePath Portfolio's net asset value. As a result, a LifePath Portfolio's sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Each LifePath Portfolio's annual audited financial statements, which are prepared in accordance with generally accepted accounting principles ("GAAP"), follow the requirements for valuation set forth in Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), which defines and establishes a framework for measuring fair value under GAAP and expands financial statement disclosure requirements relating to fair value measurements.

Generally, FAS 157 and other accounting rules applicable to mutual funds and various assets in which they invest are evolving. Such changes may adversely affect a LifePath Portfolio. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities to the extent such rules become more stringent would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to the LifePath Portfolio's inability to obtain a third-party determination of fair market value.

Purchase, Redemption and Pricing of Shares

TERMS OF PURCHASE AND REDEMPTION. The LifePath Portfolios are generally open Monday through Friday and are closed on weekends and are generally closed on all other days on which the NYSE is closed for regular trading. The holidays on which the NYSE is closed currently are: New Year's Day, Martin Luther King, Jr.'s Day, Presidents' Day, Good Friday, Memorial Day,
Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each LifePath Portfolio reserves the right to change the minimum amounts required for initial investment and subsequent investment, if any. On any day the LifePath Portfolios close early, purchase and redemption orders received after a LifePath Portfolio's closing time will be executed on the next business day. In addition, each LifePath Portfolio reserves the right to advance the time by which purchase and redemption orders must be received to be executed on the same business day as permitted by the SEC.

IN-KIND PURCHASES. Payment for shares of a LifePath Portfolio may, at the discretion of BFA, be made in the form of securities that are permissible investments for the LifePath Portfolio and must meet the investment objective, policies and limitations of the LifePath Portfolio as described in the Prospectus and this SAI. In connection with an in-kind securities payment, a LifePath Portfolio may require, among other things, that the securities (i) be valued on the day of purchase in accordance with the pricing methods used by the LifePath Portfolio or its Master Portfolio or an Underlying Fund in which the Master

Portfolio invests; (ii) are accompanied by satisfactory assurance that the LifePath Portfolio will have good and marketable title to such securities received by it; (iii) are not subject to any restrictions upon resale by the LifePath Portfolio; (iv) be in proper form for transfer to the LifePath Portfolio; and (v) are accompanied by adequate information concerning the basis and other tax matters relating to the securities. All dividends, interest, subscription or other rights pertaining to such securities shall become the property of the LifePath Portfolio engaged in the in-kind purchase transaction and must be delivered to such LifePath Portfolio by the investor upon receipt from the issuer. Securities acquired through an in-kind purchase will be acquired for investment and not for immediate resale. Each LifePath Portfolio immediately will transfer to its Master Portfolio any and all securities received by it in connection with an in-kind purchase transaction, in exchange for interests in such Master Portfolio. Shares purchased in exchange for securities generally cannot be redeemed until the transfer has settled.

SUSPENSION OF REDEMPTION RIGHTS OR PAYMENT OF REDEMPTION PROCEEDS. The Trust may suspend the right of redemption or postpone redemption payments for any period during which (i) the NYSE is closed (other than customary weekend and holiday closings); (ii) trading on the NYSE is restricted; (iii) an emergency exists as a result of which disposal or valuation of a Master Portfolio's investments is not reasonably practicable; or (iv) for such other periods as the SEC by order may permit. Each LifePath Portfolio reserves the right to suspend investors' rights of redemption and to delay delivery of redemption proceeds, as permitted under Section 22(e) of the 1940 Act, and other applicable laws.

DECLARATION OF TRUST PROVISIONS REGARDING REDEMPTIONS AT OPTION OF TRUST. As provided in the Trust's Declaration of Trust, the Trustees may require shareholders to redeem shares for any reason under terms set by the Trustees, including, but not limited to, the failure of a shareholder to supply a taxpayer identification number if required to do so, or to have the minimum investment required, or to pay when due for the purchase of shares issued to him.

Portfolio Transactions

Since each LifePath Portfolio invests all of its assets in a Master Portfolio, set forth below is a description of the Master Portfolios' policies governing portfolio securities transactions.

GENERAL. Subject to policies established by the Board of Trustees, BFA is primarily responsible for the execution of a Master Portfolio's portfolio transactions and the allocation of brokerage. BFA does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Master Portfolio, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm's risk and skill in positioning blocks of securities. While BFA generally seeks reasonable trade execution costs, a Master Portfolio does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions.

BFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. BFA does not consider sales of shares of the mutual funds it advises as a factor in the selection of brokers or dealers to execute portfolio transactions for a Master Portfolio; however, whether or not a particular broker or dealer sells shares of the mutual funds advised by BFA neither qualifies nor disqualifies such broker or dealer to execute transactions for those mutual funds.

A Master Portfolio's purchase and sale orders for securities may be combined with those of other accounts that BFA manages or advises, and for which it has brokerage placement authority. If purchases or sales of portfolio securities of a Master Portfolio and one or more other accounts managed or advised by BFA are considered at or about the same time, transactions in such securities are allocated among the Master Portfolio and the other accounts in a manner deemed equitable to all by BFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as a Master Portfolio is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to a Master Portfolio.

Payments of commissions to brokers who are affiliated persons of the Master Portfolio with respect to the LifePath Portfolio (or affiliated persons of such persons), will be made in accordance with Rule 17e-1 under the 1940 Act.

Each Master Portfolio anticipates that its brokerage transactions involving foreign securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by a Master Portfolio in the form of depositary receipts, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in over-the-counter markets in the United States or Europe, as the case may be. American Depositary Receipts, like other securities traded in the United States, will be subject to negotiated commission rates. Because the shares of each LifePath Portfolio and interests of the Master Portfolios are redeemable on a daily basis in U.S. dollars, each Master Portfolio intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have a significant effect on a Master Portfolio's portfolio strategies.

Each Master Portfolio may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in the particular securities, except in those circumstances in which better prices and execution are available elsewhere. Under the 1940 Act, persons affiliated with a Master Portfolio and persons who are affiliated with such affiliated persons are prohibited from dealing with the Master Portfolio as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Master Portfolios will not deal with affiliated persons, including PNC and its affiliates, in connection with such transactions. However, an affiliated person of a Master Portfolio may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, a Master Portfolio may not purchase securities during the existence of any underwriting syndicate for such securities of which PNC is a member or in a private placement in which PNC serves as placement agent except pursuant to procedures approved by the Board that either comply with rules adopted by the SEC or with interpretations of the SEC staff.

OTC issues, including most fixed-income securities such as corporate debt and U.S. Government securities, are normally traded on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. The Master Portfolios will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit.

Purchases of money market instruments by a Master Portfolio are made from dealers, underwriters and issuers. The Master Portfolios do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.

A Master Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BFA, PNC or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act. In no instance will portfolio securities be purchased from or sold to BFA, PNC or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

PORTFOLIO TURNOVER. Portfolio turnover may vary from year to year, as well as within a year. High portfolio turnover rates may result in comparatively greater brokerage expenses and larger amounts of short-term capital gains allocable to interestholders of a Master Portfolio and shareholders of the corresponding LifePath Portfolio.

BROKERAGE COMMISSIONS. Each Master Portfolio purchases and sells those portfolio securities that are interests in Underlying Funds that are not iShares Funds by dealing directly with the issuer - the Underlying Funds. Each Master Portfolio purchases and sells those portfolio securities that are Underlying iShares Funds through brokers and will incur brokerage commissions on those transactions.

The table below sets forth the brokerage commissions paid by each Master Portfolio for the fiscal years noted:

                                         FISCAL YEAR ENDED    FISCAL YEAR ENDED    FISCAL YEAR ENDED
MASTER PORTFOLIO                             12/31/2007           12/31/2008          12/31/2009
--------------------------------------  -------------------  -------------------  ------------------
LifePath Retirement Master Portfolio          $10,313              $ 24,659                $
LifePath 2020 Master Portfolio                $80,576              $148,789                $
LifePath 2030 Master Portfolio                $73,738              $130,637                $
LifePath 2040 Master Portfolio                $62,630              $119,334                $
LifePath 2050 Master Portfolio(1)               N/A                $  1,655                $

-------
(1)   LifePath 2050 Master Portfolio commenced operations on June 30, 2008.

BROKERAGE COMMISSIONS PAID TO AFFILIATES. During the past three fiscal years, the Master Portfolios ______ brokerage commissions to affiliated brokers.

SECURITIES OF REGULAR BROKER-DEALERS. As of December 31, 2009, none of the Master Portfolios in which each LifePath Portfolio invests owned securities of its "regular brokers or dealers" (as defined in the 1940 Act) or their parents.

FREQUENT TRADING IN PORTFOLIO SHARES. Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on funds and their shareholders. Depending on various factors, such as the size of a fund's portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of the fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a fund's portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's NAV ("market timing").

Each LifePath Portfolio may invest only in interests of its respective Master Portfolio, and the Boards of Trustees of the Trust and MIP have each considered the issues of frequent trading and market timing. MIP's Board of Trustees has adopted a policy of not monitoring for possible market timing activity because the Master Portfolios' holdings are valued as of the same time as of which the net asset value for the Master Portfolios is calculated (normally 4:00 p.m. Eastern Time), which eliminates the potential arbitrage opportunity presented by a lag between a change in the value of the Master Portfolios' holdings and the reflection of that change in the Master Portfolios' respective net asset values. MIP's Board of Trustees has not adopted a policy of monitoring for other forms of frequent trading because daily flows into and out of the Master Portfolios are aggregated, and the process of aggregation is expected to reduce the potential for frequent trading to disrupt the implementation of the Master Portfolios' investment strategies.

The Board has adopted a policy of not monitoring for market timing or other frequent trading activity in the LifePath Portfolios in light of the nature of the LifePath Portfolios' investments in Master Portfolios, the policies of the Master Portfolios, as described in the preceding paragraphs, and the historical nature of flows into and out of the LifePath Portfolios.

BTC's ability to monitor trades that are placed by participants in plans that are shareholders in the LifePath Portfolios or other shareholders in the LifePath Portfolios that are trading through omnibus accounts maintained by intermediaries has been severely limited because BTC has not been receiving transaction information showing individual investment decisions. Upon request by the LifePath Portfolios, intermediaries will be required to provide certain transaction information that may enable the LifePath Portfolios to identify trading activity that is potentially harmful to the LifePath Portfolios. The LifePath Portfolios may, but do not have the obligation to, respond to any potentially harmful trading activity that is identified. In the event any potentially harmful trading activity is identified, responses may include the imposition of trading restrictions, the rejection of purchases, or such other steps the LifePath Portfolios determine are appropriate. Intermediaries' ability to impose restrictions on the trading practices of their clients may, however, be affected by legal or technological limitations.

Distributions and Taxes

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Taxes." The Prospectuses generally describe the U.S. federal income tax treatment of distributions by the LifePath Portfolios. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders who are U.S. persons, I.E., U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax and hold LifePath Portfolio shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding LifePath Portfolio shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts ), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding LifePath Portfolio shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the U.S. federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the LifePath Portfolios. Prospective shareholders are urged to consult with their own tax advisers and financial planners as to the particular U.S. federal tax consequences to them of an investment in the LifePath Portfolios, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each LifePath Portfolio and Underlying Fund has elected to be treated, has qualified and intends to continue to qualify each year, as a "regulated investment company" under Subchapter M of the Code as long as such qualification is in the best interests of the LifePath Portfolio's shareholders. Each LifePath Portfolio will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each LifePath Portfolio, even though each LifePath Portfolio is a series of a trust. Furthermore, each LifePath Portfolio separately determines its income, gains, losses and expenses for U.S. federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each LifePath Portfolio must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly-traded partnership as defined in Section 851(h) of the Code. Pursuant to regulations that may be promulgated in the future, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company's principal business of investing in stock or securities. Each LifePath Portfolio must also diversify its holdings so that, at the end of each quarter of each taxable year: (i) at least 50% of the value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the LifePath Portfolio's total assets and to not more than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of the LifePath Portfolio's total assets is invested in (A) the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, (B) the securities (other than the securities of other regulated investment companies) of two or more issuers that the LifePath Portfolio controls and that are engaged in the same, similar, or related trades or businesses, or (C) the securities of one or more qualified publicly-traded partnerships. The qualifying income and diversification requirements applicable to a LifePath Portfolio may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

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


In addition, each LifePath Portfolio generally must distribute to its shareholders an amount equal to or exceeding the sum of (i) 90% of its "investment company taxable income," as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (ii) 90% of its net tax-exempt income earned in each taxable year. A LifePath Portfolio generally will not be subject to U.S. federal income tax on the investment company taxable income and "net capital gain" (I.E., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. However, if a LifePath Portfolio meets such distribution requirements, but chooses to retain some portion of its investment company taxable income or net capital gain, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. Although dividends generally will be treated as distributed when paid, if a LifePath Portfolio declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the LifePath Portfolio and its shareholders will be treated as if the LifePath Portfolio paid the distribution by December 31 of the calendar year in which it was declared. Each LifePath Portfolio intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that a LifePath Portfolio will not be subject to U.S. federal income taxation.

If, in any taxable year, a LifePath Portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements described above, the LifePath Portfolio would be taxed in the same manner as an ordinary U.S. corporation without any deduction for distributions to shareholders, and all distributions from the LifePath Portfolio's earnings and profits (including any distributions of net tax-exempt income and net capital gain) to its shareholders would also be taxable as ordinary income at the shareholder level. To qualify again to be taxed as a regulated investment company in a subsequent year, the LifePath Portfolio may be required to pay an interest charge and penalty to the IRS as well as distribute to its shareholders its earnings and profits attributable to non-regulated investment company years. In addition, if the LifePath Portfolio fails to qualify as a regulated investment company for a period greater than two taxable years, the LifePath Portfolio may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the LifePath Portfolio had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

EXCISE TAX. A 4% non-deductible excise tax will be imposed on each LifePath Portfolio to the extent it fails to distribute during each calendar year (i) at least 98% of its ordinary income (excluding capital gains and losses) for the calendar year, (ii) at least 98% of its net capital gain income (generally the excess of capital gains over capital losses as adjusted for ordinary losses) for the 12 month period ending on October 31, and (iii) all of its ordinary income and net capital gain income from previous years that was not distributed or subject to tax during such years. Each LifePath Portfolio intends to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a LifePath Portfolio will not be subject to the excise tax.

CAPITAL LOSS CARRY-FORWARDS. A LifePath Portfolio is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A LifePath Portfolio's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the LifePath Portfolios do not expect to distribute any such capital gains. The LifePath Portfolios cannot carry back or carry forward any net operating losses. As of December 31, 2009, the LifePath Portfolios had capital loss carry-forwards approximating the amount indicated for U.S. federal income tax purposes, expiring in the year indicated:

                                    EXPIRING
LIFEPATH PORTFOLIO                   _____
---------------------------------  ---------
  LifePath Retirement Portfolio        $
  LifePath 2020 Portfolio              $
  LifePath 2030 Portfolio              $
  LifePath 2040 Portfolio              $
  LifePath 2050 Portfolio              $

EQUALIZATION ACCOUNTING. Each LifePath Portfolio may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals a LifePath Portfolio's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a LifePath Portfolio to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a LifePath Portfolio's total returns, it may reduce the amount that the LifePath Portfolio would otherwise distribute to continuing shareholders by reducing the LifePath Portfolio's required distribution amounts by a portion of the redemption proceeds paid to redeeming shareholders. However, the IRS has not expressly sanctioned the equalization accounting method used by the LifePath Portfolios, and thus the use of this method may be subject to IRS scrutiny.

INVESTMENT THROUGH MASTER PORTFOLIOS. Each LifePath Portfolio seeks to continue to qualify as a regulated investment company by investing its assets in a related Master Portfolio. Each Master Portfolio is treated as a non-publicly-traded partnership (or, in the event that a LifePath Portfolio is the sole investor in the related Master Portfolio, as disregarded from the LifePath Portfolio) for U.S. federal income tax purposes rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a non-publicly-traded partnership (or disregarded entity), a proportionate share of any interest, dividends, gains and losses of a Master Portfolio will be deemed to have been realized by (I.E., "passed-through" to) its investors, including the corresponding LifePath Portfolio, regardless of whether any amounts are actually distributed by the Master Portfolio. Each investor in a Master Portfolio will be taxable on such share, as determined in accordance with the governing instruments of the particular Master Portfolio, the Code and Treasury Regulations. Therefore, to the extent that a Master Portfolio were to accrue but not distribute any income or gains, the related LifePath Portfolio would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the Master Portfolios will seek to minimize recognition by its investors (such as a corresponding LifePath Portfolio) of income and gains without a corresponding distribution. Furthermore, each Master Portfolio's assets, income and distributions will be managed in such a way that an investor in a Master Portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the Master Portfolio.

TAXATION OF UNDERLYING FUND INVESTMENTS. In general, if an Underlying Fund realizes gains or losses on the sale of portfolio securities, such gains or losses are capital gains or losses, and if the Underlying Fund has held the disposed securities for more than one year at the time of disposition such gains and losses generally are treated as long-term capital gains or losses.

If an Underlying Fund purchases a debt obligation with original issue discount ("OID"), generally at a price less than its principal amount, such as a zero-coupon bond, the Underlying Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Underlying Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for U.S. federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by an Underlying Fund at a market discount, usually at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Underlying Fund held the debt obligation. An Underlying Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Underlying Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by an Underlying Fund which the Underlying Fund otherwise might have continued to hold.

If an option granted by an Underlying Fund lapses or is terminated through a closing transaction, such as a repurchase by the Underlying Fund of the option from its holder, the Underlying Fund generally will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Underlying Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by an Underlying Fund pursuant to the exercise of a call option granted by it, the Underlying Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by an Underlying Fund pursuant to the exercise of a put option written by it, the Underlying Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity listed options used by an Underlying Fund will be deemed "Section 1256 contracts." An Underlying Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at fair market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Certain transactions that qualify as designated "hedging transactions," as defined in Section 1221(b)(2) of the Code, are excepted from the mark-to-market rule and the "60%/40%" rule.

Foreign exchange gains and losses realized by an Underlying Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Underlying Fund's income. Under Treasury Regulations that may be promulgated in the future, any such transactions that are not directly related to an Underlying Fund's principal business of investing in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Underlying Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds an Underlying Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Underlying Fund or its shareholders in future years.

Offsetting positions held by an Underlying Fund involving certain financial forward, futures or options contracts may be considered, for U.S. federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If an Underlying Fund is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if one or more (but not all) of the futures, forward, or option contracts or other positions comprising a part of such straddles are governed by Section 1256 of the Code, described above. An Underlying Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to an Underlying Fund may differ. Generally, to the extent the straddle rules apply to positions established by an Underlying Fund, losses realized by the Underlying Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Underlying Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to Underlying Fund shareholders, and which will be taxed to Underlying Fund shareholders as ordinary income of long-term capital gain, may be increased or decreased substantially as compared to an Underlying Fund that had not engaged in such transactions.

If an Underlying Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Underlying Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when an Underlying Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in Treasury Regulations that may be promulgated in the future. The character of the gain from constructive sales will depend upon an Underlying Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon an Underlying Fund's holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to a transaction if such transaction is closed before the end of the 30th day after the close of the Underlying Fund's taxable year, the Underlying Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed, and the Underlying Fund's risk of loss with respect to such position is not reduced at any time during such 60-day period.

The amount of long-term capital gain an Underlying Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain an Underlying Fund would have had if the Underlying Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

"Passive foreign investment corporations" ("PFICs") are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If an Underlying Fund acquires any equity interest (which generally includes not only stock but may also include an option to acquire stock such as is inherent in a convertible bond under Treasury Regulations that may be promulgated in the future) in a PFIC, the Underlying Fund could be subject to U.S. federal income tax and IRS interest charges on "excess distributions" received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Underlying Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

An Underlying Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require an Underlying Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Underlying Fund may limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, an Underlying Fund may incur the tax and interest charges described above in some instances.

Rules governing the U.S. federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Underlying Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of an Underlying Fund as a regulated investment company might be jeopardized. The Underlying Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Underlying Fund to qualify as a regulated investment company may limit the extent to which an Underlying Fund will be able to engage in swap agreements.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Underlying Fund may involve sophisticated tax rules that may result in income or gain recognition by the Underlying Fund without corresponding current cash receipts. Although the Underlying Fund seeks to avoid significant non-cash income, such non-cash income could be recognized by the Underlying Fund, in which case the Underlying Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Underlying Fund could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements. In addition, payments received by the Underlying Funds in connection with securities lending and repurchase agreements will not qualify for recently enacted reductions in individual U.S. federal income tax on certain dividends and so may be taxable as ordinary income.

TAXATION OF DISTRIBUTIONS. For U.S. federal income tax purposes, a LifePath Portfolio's earnings and profits, described above, are determined at the end of the LifePath Portfolio's taxable year and are allocated PRO RATA to distributions made throughout the entire year. All distributions paid out of a LifePath Portfolio's earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the LifePath Portfolio, generally are deemed to be taxable distributions and must generally be reported on each LifePath Portfolio shareholder's U.S. federal income tax return. Distributions in excess of a LifePath Portfolio's earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's LifePath Portfolio shares and any such amount in excess of that basis as capital gain from the sale of shares, as discussed below. A LifePath Portfolio may make distributions in excess of earnings and profits to a limited extent, from time to time.

In general, assuming that each LifePath Portfolio has sufficient earnings and profits, distributions from investment company taxable income either are taxable as ordinary income or, if so designated by a LifePath Portfolio and certain other conditions are met, as "qualified dividend income" taxable at a reduced U.S. federal income tax rate to individual shareholders. Dividend income distributed to individual shareholders will qualify as "qualified dividend income" as that term is defined in Section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from the LifePath Portfolio's investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both the LifePath Portfolio and the shareholders.

A distribution that is attributable to qualified dividend income of a LifePath Portfolio that is paid by the LifePath Portfolio to an individual shareholder will not be taxable as qualified dividend income to such shareholder if (i) the dividend is received with respect to any share of the LifePath Portfolio held for fewer than 61 days during the 121 day-period beginning on the date which is 60 days before the date on which such share became ex-dividend with respect to such dividend, (ii) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (iii) the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest. The "ex-dividend" date is the date on which the owner of the share at the commencement of such date is entitled to receive the next issued dividend payment for such share even if the share is sold by the owner on that date or thereafter.

Distributions designated by a LifePath Portfolio as a capital gain dividend will be taxed to its shareholders as long-term capital gain (to the extent such distributions do not exceed the LifePath Portfolio's actual net capital gain for the taxable year), regardless of how long a shareholder has held the LifePath Portfolio shares. Each LifePath Portfolio will designate capital gain dividends, if any, in a written notice mailed by the LifePath Portfolio to its shareholders no later than 60 days after the close of the LifePath Portfolio's taxable year. The U.S. federal income tax status of all distributions will be reported to shareholders annually.

SALES OF LIFEPATH PORTFOLIO SHARES. Redemptions generally are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in LifePath Portfolio shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transaction. In general, if LifePath Portfolio shares are sold, a shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder's adjusted tax basis in the shares. This gain or loss will be long-term capital gain or loss if the shareholder has held such LifePath Portfolio shares for more than one year at the time of the sale.

Also, if a shareholder realizes a loss on a disposition of LifePath Portfolio shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares. If a shareholder receives a capital gain dividend with respect to any LifePath Portfolio share and such LifePath Portfolio share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that LifePath Portfolio share will be treated as a long-term capital loss to the extent of the capital gain dividend.

Under Treasury Regulations, if a shareholder recognizes a loss with respect to shares of a LifePath Portfolio of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Shareholders who own portfolio securities directly are in many cases exempt from this requirement but, under current guidance, shareholders of regulated investment companies are not exempt. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer's treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

FOREIGN TAXES. Amounts realized by a LifePath Portfolio on foreign securities may be subject to withholding and other taxes imposed by such foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a LifePath Portfolio's total assets at the close of its taxable year were to consist of securities of non-U.S. corporations, the LifePath Portfolio would be eligible to file an annual election with the IRS pursuant to which the LifePath Portfolio could pass through to its shareholders on a PRO RATA basis foreign income and similar taxes paid by the LifePath Portfolio, which could be claimed, subject to certain limitations, either as a tax credit or deduction by shareholders. However, none of the LifePath Portfolios expects to qualify for this election.

FEDERAL INCOME TAX RATES. As of the date of this SAI, the maximum stated individual U.S. federal income tax rate applicable to (i) ordinary income generally is 35%; (ii) qualified dividend income is 15%; (iii) capital gain dividends is 15%; and (iv) long-term capital gains generally is 15%. An individual shareholder also should be aware that the benefits of the favorable tax rates applicable to capital gain dividends, long-term capital gains, and qualified dividend income may be impacted by the application of the alternative minimum tax. Under current law, the maximum 35% U.S. federal income tax rate on ordinary income and the maximum 15% U.S. federal income tax rate on capital gain dividends, long-term capital gains and qualified dividend income will cease to apply to taxable years beginning after December 31, 2010.

The current maximum stated corporate U.S. federal income tax rate applicable to ordinary income, qualified dividend income, capital gain dividends, and long-term capital gains is generally 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

BACK-UP WITHHOLDING. The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% ("back-up withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a LifePath Portfolio shareholder, unless the shareholder generally certifies under penalties of perjury that the shareholder's social security or other "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to back-up withholding, or the IRS notifies the LifePath Portfolio that the shareholder's TIN is incorrect or that the shareholder is subject to back-up withholding. This tax is not an additional U.S. federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her U.S. federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of back-up withholding is set to increase for taxable years beginning after December 31, 2010.

TAX-DEFERRED PLANS. Shareholders that are exempt from U.S. federal income tax, such as retirement plans that are qualified under Section 401 of the Code, generally are not subject to U.S. federal income tax on LifePath Portfolio dividends or distributions or on sales of LifePath Portfolio shares unless the acquisition of the LifePath Portfolio shares was debt-financed. However, in the case of LifePath Portfolio shares held through a non-qualified deferred compensation plan, LifePath Portfolio dividends and distributions received by the plan and sales of LifePath Portfolio shares by the plan generally are taxable to the employer sponsoring such plan in accordance with the U.S. federal income tax laws governing deferred compensation plans.

A plan participant whose retirement plan invests in a LifePath Portfolio, whether such plan is qualified or not, generally is not taxed on fund dividends or distributions received by the plan or on sales of LifePath Portfolio shares by the plan for U.S. federal income tax purposes. However, distributions to plan participants from a retirement plan account generally are taxable as ordinary income and different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, may apply to accounts maintained as qualified retirement plans. All prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding LifePath Portfolio shares through a tax-advantaged plan or account.

CORPORATE SHAREHOLDERS. Subject to limitations and other rules, a corporate shareholder of a LifePath Portfolio may be eligible for the dividends-received deduction on the LifePath Portfolio's distributions to the extent that such distributions are attributable to dividends from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. In general, a distribution by a LifePath Portfolio attributable to dividends of a domestic corporation will only be eligible for the deduction if certain holding period requirements are met. These requirements are complex and, therefore, corporate shareholders of the LifePath Portfolios are urged to consult their own tax advisers and financial planners.

FOREIGN SHAREHOLDERS. With respect to taxable years of a LifePath Portfolio beginning before January 1, 2010, certain distributions, if designated by a LifePath Portfolio as "interest-related dividends," that are generally attributable to the LifePath Portfolio's net interest income earned on certain debt obligations paid to a non-resident alien individual, foreign trust (I.E., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (I.E., the income of which is not subject to U.S. tax regardless of source) or a foreign corporation (each, a "foreign shareholder") generally will be exempt from U.S. federal income tax withholding tax, provided the LifePath Portfolio obtains a properly completed and signed certificate of foreign status from such foreign shareholder ("exempt foreign shareholder"). If applicable, each LifePath Portfolio may choose to designate any interest-related dividends in a written notice mailed by the LifePath Portfolio to its shareholders no later than 60 days after the close of the LifePath Portfolio's taxable year. All other distributions made to exempt foreign shareholders attributable to net investment income, such as dividends received by a LifePath Portfolio, generally will be subject to non-refundable U.S. federal income tax withholding at a 30% rate (or a lower rate, if so provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, U.S. federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder's capital gains realized on the disposition of LifePath Portfolio shares, capital gain distributions and, with respect to certain taxable years of a LifePath Portfolio before January 1, 2010, "short-term capital gain distributions" (defined below) are not subject to U.S. federal income tax withholding, provided that the LifePath Portfolio obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively

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connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) with respect to certain taxable years of a LifePath Portfolio before January 1, 2010, such gains or distributions are attributable to gain from the sale or exchange of a U.S. real property interest. If such gains or distributions are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the tax, reporting and withholding requirements applicable to U.S. persons generally apply. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause
(ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or a lower rate, if so provided under an applicable income tax treaty). Gains or distributions attributable to gain from sales or exchanges of U.S. real property interests are taxed to a foreign shareholder as if that gain were effectively connected with the shareholder's conduct of a U.S. trade or business, and therefore such gains or distributions may be required to be reported by a foreign shareholder on a U.S. federal income tax return. Such gains or distributions also will be subject to U.S. federal income tax at the rates applicable to U.S. holders and/or may be subject to U.S. federal income tax withholding. While the LifePath Portfolios do not expect LifePath Portfolio shares to constitute U.S. real property interests, a portion of a LifePath Portfolio's distributions may be attributable to gain from the sale or exchange of U.S. real property interests. Foreign shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of such distributions. "Short-term capital gain distributions" are certain distributions that a LifePath Portfolio may choose to designate as such in a written notice mailed by the LifePath Portfolio to its shareholders no later than 60 days after the close of the LifePath Portfolio's taxable year generally attributable to its net short-term capital gain.

If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder's death, LifePath Portfolio shares will be deemed to be property situated in the U.S. and will be subject to U.S. federal estate taxes (at current graduated rates of 18% to 45% of the total value, less allowable deductions and credits). With respect to estates of decedents dying before January 1, 2010, if a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the United States at the time of the shareholder's death, LifePath Portfolio shares are not deemed to be property situated in the United States in the proportion that, at the end of the quarter of the LifePath Portfolio's taxable year immediately preceding the shareholder's date of death, the assets of the LifePath Portfolio that are "qualifying assets" (I.E., bank deposits, debt obligations or property not within the United States) with respect to the decedent bear to the total assets of the LifePath Portfolio. In general, no U.S. federal gift tax will be imposed on gifts of LifePath Portfolio shares made by foreign shareholders.

The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under U.S. federal income tax laws and the 1972 Convention.

Special rules apply to foreign partnerships and those holding LifePath Portfolio shares through foreign partnerships.

Capital Stock

As of the date of this SAI, the beneficial interests in the Trust are divided into transferable shares of 11 separate and distinct series authorized and established by the Board of Trustees. The number of shares of each series, and class thereof, is unlimited and each share has no par value. The Board of Trustees may, in the future, authorize the issuance of other series representing shares of additional investment portfolios or funds. Except to the extent the 1940 Act expressly grants to shareholders the power to vote on such termination(s), the Trust, or any series (or class) thereof, may be terminated at any time by the Trustees with written notice to the shareholders.

Although the Trust is not required to hold regular annual shareholder meetings, occasional annual or special meetings may be required for purposes such as electing and removing Trustees, approving advisory contracts, and changing a LifePath Portfolio's fundamental investment policies.

VOTING. All shares of the Trust will be voted separately by individual series, except: (i) when required by the 1940 Act, shares will be voted in the aggregate and not by individual series; and (ii) when the Trustees have determined that the matter affects the interests of more than one series, then the shareholders of all such affected series will be entitled to vote thereon in the

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aggregate and not by individual series. The Trustees also may determine that a matter affects only the interests of one or more classes of a series, in which case any such matter will be voted on separately by such class or classes. For example, a change in a LifePath Portfolio's fundamental investment policy would be voted upon only by shareholders of that LifePath Portfolio. Additionally, approval of a Master Portfolio's Advisory Contract is a matter to be determined separately by each Master Portfolio. Approval by the shareholders of a LifePath Portfolio is effective as to that LifePath Portfolio whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios. As used in the Prospectuses of each LifePath Portfolio and in this SAI, the term "1940 Act majority," when referring to approvals to be obtained from shareholders of a LifePath Portfolio, means the vote of the lesser of (i) 67% of the shares of the LifePath Portfolio represented at a meeting if the holders of more than 50% of the outstanding shares of the LifePath Portfolio are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the LifePath Portfolio. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or
(ii) more than 50% of the Trust's outstanding shares.

Each share will entitle the holder thereof to one vote for each dollar (and each fractional dollar thereof) of NAV (number of shares owned times NAV per share) of shares outstanding in such holder's name on the books of the Trust. There shall be no cumulative voting in the election of Trustees. Depending on the terms of a particular benefit plan and the matter being submitted to a vote, a sponsor may request direction from individual participants regarding a shareholder vote. For additional voting information and a discussion of the possible effects of changes to a Master Portfolio's investment objective or policies on a LifePath Portfolio, as an interestholder in the Master Portfolio, or the LifePath Portfolio's shareholders, see "Management - Master/Feeder Structure."

In accordance with the Trust's Declaration of Trust, the Board may, without shareholder approval (unless such shareholder approval is required by applicable law, including the 1940 Act), cause one or more Covered LifePath Portfolios to merge, reorganize, consolidate, sell all or substantially all of their assets, or take other similar actions (collectively "merge") with, to or into another LifePath Portfolio. For example, as the target year of a Covered LifePath Portfolio (as set forth in its name) approaches, the Board of Trustees may authorize that Covered Portfolio to merge into or consolidate with the LifePath Retirement Portfolio without shareholder approval of either constituent LifePath Portfolio. "Covered LifePath Portfolios" are the LifePath 2020 Portfolio, LifePath 2030 Portfolio, LifePath 2040 Portfolio, LifePath 2050 Portfolio and any LifePath Portfolios commencing operations in the future.

The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act. However, the Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

DIVIDENDS AND DISTRIBUTIONS. Each share of a LifePath Portfolio represents an equal proportional interest in the LifePath Portfolio with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the LifePath Portfolio as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a LifePath Portfolio are entitled to receive the assets attributable to the LifePath Portfolio that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine. Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

MASTER PORTFOLIOS. MIP is an open-end, series management investment company organized as a Delaware statutory trust on October 20, 1993. MIP's Declaration of Trust provides that obligations of MIP are not binding upon its Trustees individually but only upon the property of MIP and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

The interests in each Master Portfolio of MIP have voting and other rights generally corresponding to those rights enumerated above for shares of the LifePath Portfolios. MIP also intends to dispense with annual meetings, but is required by Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under the circumstances

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described above with respect to the Trust. Whenever a LifePath Portfolio is requested to vote on a matter with respect to its Master Portfolio, the LifePath Portfolio will follow its voting procedures, as described in "Voting."

Additional Information on the LifePath Portfolios

The Trust provides annual and semi-annual reports to all shareholders. The annual reports contain audited financial statements and other information about the LifePath Portfolios, including additional information on performance. Shareholders may obtain a copy of the Trust's most recent annual or semi-annual reports without charge by calling 1-800-882-0052 (toll-free).

The registration statement, including the Prospectuses, this SAI and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectuses or this SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

No person has been authorized to give any information or to make any representations other than those contained in the Prospectuses, this SAI and in the Trust's official sales literature in connection with the offer of the LifePath Portfolios' shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust. This SAI does not constitute an offer in any state in which, or to any person to whom, such offering may not lawfully be made.

Financial Statements

The audited financial statements, including the schedule of investments, financial highlights and independent registered public accounting firm's reports for the fiscal year ended December 31, 2009 for each LifePath Portfolio and related Master Portfolio are hereby incorporated by reference to the Trust's annual report, as filed with the SEC on ________. The audited financial statements are attached to all SAIs delivered to shareholders or prospective shareholders.

Disclaimers

The iShares S&P 500 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P Small Cap 600 Index Fund, iShares S&P National AMT-Free Municipal Bond Fund and the iShares S&P North America Natural Resources Sector Index Fund (the "iShares S&P Funds") are not sponsored, endorsed, sold or promoted by Standard & Poor's or its affiliates. Standard & Poor's and its affiliates make no representation or warranty, express or implied, to the owners of shares of the iShares S&P Funds or any member of the public regarding the advisability of investing in securities generally or in iShares S&P Funds particularly or the ability of the Standard & Poor's Indexes to track general stock market performance. Standard & Poor's and its affiliates' only relationship to the iShares Trust (as used in these Disclaimers, the "Trust"), BTC and BFA is the licensing of certain trademarks and trade names of Standard & Poor's and its affiliates and of the Standard & Poor's Indexes, which are determined, composed and calculated by Standard & Poor's and its affiliates without regard to the Trust, BTC, BFA or the iShares S&P Funds. Standard & Poor's and its affiliates have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares S&P Funds into consideration in determining, composing or calculating the Standard & Poor's Indexes. Standard & Poor's and its affiliates are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares S&P Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares S&P Funds are to be converted into cash. Standard & Poor's and its affiliates have no obligation or liability in connection with the administration, marketing or trading of the iShares S&P Funds. Standard & Poor's and its affiliates do not guarantee the accuracy or the completeness of the Standard & Poor's Indexes or any data included therein and Standard & Poor's and its affiliates shall have no liability for any errors, omissions, or interruptions therein. Standard & Poor's and its affiliates make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares S&P Funds or any other person or entity from the use of the Standard & Poor's Indexes or any data included therein. Standard & Poor's and its affiliates make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Standard & Poor's Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Standard & Poor's and its

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affiliates have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Standard & Poor's Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares Russell Midcap Index Fund and the iShares Russell 2000 Index Fund (the "iShares Russell Funds") are not sponsored, endorsed, sold or promoted by Russell Investment Group. Russell Investment Group makes no representation or warranty, express or implied, to the owners of shares of the iShares Russell Funds or any member of the public regarding the advisability of investing in securities generally or in the iShares Russell Funds particularly or the ability of the Russell Indexes to track general stock market performance. Russell Investment Group's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Russell Investment Group's and of the Russell Indexes, which are determined, composed, and calculated by Russell Investment Group without regard to the Trust, BTC, BFA or the iShares Russell Funds. Russell Investment Group has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Russell Funds into consideration in determining, composing or calculating the Russell Indexes. Russell Investment Group is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Russell Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Russell Funds are to be converted into cash. Russell Investment Group has no obligation or liability in connection with the administration, marketing or trading of the iShares Russell Funds. Russell Investment Group does not guarantee the accuracy or the completeness of the Russell Indexes or any data included therein and Russell Investment Group shall have no liability for any errors, omissions, or interruptions therein. Russell Investment Group makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Russell Funds or any other person or entity from the use of the Russell Indexes or any data included therein. Russell Investment Group makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Russell Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Russell Investment Group have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Russell Indexes or any data included therein, even if notified of the possibility of such damages.

The iShares Cohen & Steers Realty Majors Index Fund is not sponsored, endorsed, sold or promoted by Cohen & Steers. Cohen & Steers makes no representation or warranty, express or implied, to the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares Cohen & Steers Realty Majors Index Fund particularly or the ability of the Cohen & Steers Realty Majors Index to track general stock market performance. Cohen & Steers' only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Cohen & Steers and of the Cohen & Steers Realty Majors Index, which is determined, composed and calculated by Cohen & Steers without regard to the Trust, BTC, BFA or the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares Cohen & Steers Realty Majors Index Fund into consideration in determining, composing or calculating the Cohen & Steers Realty Majors Index. Cohen & Steers is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares Cohen & Steers Realty Majors Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares Cohen & Steers Realty Majors Index Fund are to be converted into cash. Cohen & Steers has no obligation or liability in connection with the administration, marketing or trading of the iShares Cohen & Steers Realty Majors Index Fund. Cohen & Steers does not guarantee the accuracy or the completeness of the Cohen & Steers Realty Majors Index or any data included therein and Cohen & Steers shall have no liability for any errors, omissions, or interruptions therein. Cohen & Steers makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares Cohen & Steers Realty Majors Index Fund or any other person or entity from the use of the Cohen & Steers Realty Majors Index or any data included therein. Cohen & Steers makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Cohen & Steers Realty Majors Index or any data included therein. Without limiting any of the foregoing, in no event shall Cohen & Steers have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Cohen & Steers Realty Majors Index or any data included therein, even if notified of the possibility of such damages.

The iShares JPMorgan USD Emerging Markets Bond Fund is not sponsored, endorsed, sold or promoted by JPMorgan. JPMorgan makes no representation or warranty, express or implied, to the owners of shares of the iShares JPMorgan USD Emerging Markets Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares JPMorgan USD Emerging Markets Bond Fund particularly or the ability of the JPMorgan EMBI Global Core Index to track general bond market performance. JPMorgan's only relationship to the Trust, BTC and BFA is the licensing of certain

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trademarks and trade names of JPMorgan and of the JPMorgan EMBI Global Core
Index which is determined, composed and calculated by JPMorgan without regard to the Trust, BTC, BFA or the iShares JPMorgan USD Emerging Markets Bond Fund. JPMorgan has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares JPMorgan USD Emerging Markets Bond Fund into consideration in determining, composing or calculating the JPMorgan EMBI Global Core Index. JPMorgan is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares JPMorgan USD Emerging Markets Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares JPMorgan USD Emerging Markets Bond Fund are to be converted into cash. JPMorgan has no obligation or liability in connection with the administration, marketing or trading of the iShares JPMorgan USD Emerging Markets Bond Fund. JPMorgan does not guarantee the accuracy or the completeness of the JPMorgan EMBI Global Core Index or any data included therein and JPMorgan shall have no liability for any errors, omissions, or interruptions therein. JPMorgan makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the JPMorgan USD Emerging Markets Bond Fund or any other person or entity from the use of the JPMorgan EMBI Global Core Index or any data included therein. JPMorgan makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the JPMorgan EMBI Global Core Index or any data included therein. Without limiting any of the foregoing, in no event shall JPMorgan have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the JPMorgan EMBI Global Core Index or any data included therein, even if notified of the possibility of such damages.

The iShares iBoxx $ High Yield Corporate Bond Fund is not sponsored, endorsed, sold or promoted by IIC. IIC makes no representation or warranty, express or implied, to the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any member of the public regarding the advisability of investing in securities generally or in the iShares iBoxx $ High Yield Corporate Bond Fund particularly or the ability of the iBoxx $ Liquid High Yield Index to track the general stock market performance. IIC's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of IIC and of the iBoxx $ Liquid High Yield Index which is determined, composed and calculated by IIC without regard to the Trust, BTC, BFA or the iShares iBoxx $ High Yield Corporate Bond Fund. IIC has no obligation to take the needs of BTC, BFA or the owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund into consideration in determining, composing or calculating the iBoxx $ Liquid High Yield Index. IIC is not responsible for and has not participated in the determination of the prices and amount of shares of the iShares iBoxx
$ High Yield Corporate Bond Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares iBoxx $ High Yield Corporate Bond Fund are to be converted into cash. IIC has no obligation or liability in connection with the administration, marketing or trading of the iShares iBoxx $ High Yield Corporate Bond Fund. IIC does not guarantee the accuracy or the completeness of the iBoxx $ Liquid High Yield Index or any data included therein and IIC shall have no liability for any errors, omissions, or interruptions therein. IIC makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares iBoxx $ High Yield Corporate Bond Fund or any other person or entity from the use of the iBoxx $ Liquid High Yield Index or any data included therein. IIC makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the iBoxx $ Liquid High Yield Index or any data included therein. Without limiting any of the foregoing, in no event shall IIC have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the iBoxx $ Liquid High Yield Index or any data included therein, even if notified of the possibility of such damages.

The iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund is not sponsored, endorsed, sold or promoted by FTSE, the London Stock Exchange plc, Euronext N.V., the Financial Times Limited, EPRA or NAREIT (together, the "FTSE Licensor Parties"). None of the FTSE Licensor Parties makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index and/or the figure at which the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index stands at any particular time on any particular day or otherwise. The FTSE Licensor Parties' only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of the FTSE Licensor Parties and of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index, which is determined, composed and calculated by the FTSE Licensor Parties without regard to the Trust, BTC, BFA or the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties have no obligation to take the needs of BTC, BFA or the owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund into consideration in determining, composing or calculating the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index. The FTSE Licensor Parties are not responsible for and have not participated in the determination of the prices and amount of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund are to be converted into cash. The FTSE Licensor Parties have no obligation or liability in connection with the administration, marketing or trading of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund. The FTSE Licensor Parties do not guarantee the accuracy or the completeness of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein and the FTSE Licensor Parties shall have no liability for any errors, omissions, or interruptions therein. The FTSE Licensor Parties make no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index Fund or any other person or entity from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein. The FTSE Licensor Parties make no express or implied warranties and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein. Without limiting any of the foregoing, in no event shall the FTSE Licensor Parties have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the FTSE EPRA/NAREIT Developed Real Estate ex-U.S. Index or any data included therein, even if notified of the possibility of such damages.

The iShares MSCI Canada Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Small Cap Index Fund and iShares MSCI Emerging Markets Index Fund (the "iShares MSCI Index Funds") are not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of the iShares MSCI Index Funds or any member of the public regarding the advisability of investing in funds generally or in the iShares MSCI Index Funds particularly or the ability of the MSCI Indexes to track general stock market performance. MSCI is the licensor of certain trademarks, servicemarks and trade names of MSCI and of the MSCI Indexes, which are determined, composed and calculated by MSCI without regard to the Trust, iShares, Inc., BTC, BFA or the iShares MSCI Index Funds. MSCI has no obligation to take the needs of BTC, BFA or the owners of the iShares MSCI Index Funds into consideration in determining, composing or calculating the MSCI Indexes. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the iShares MSCI Index Funds to be issued or in the determination or calculation of the equation by which the iShares MSCI Index Funds are redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of the iShares MSCI Index Funds in connection with the administration, marketing or trading of the iShares MSCI Index Funds. Although MSCI shall obtain information for inclusion in or for use in the calculation of the MSCI Indexes from sources which MSCI considers reliable, neither MSCI nor any other party guarantees the accuracy and/or the completeness of the MSCI Indexes or any data included therein. Neither MSCI nor any other party makes any warranty, express or implied, as to results to be obtained by a licensee, licensee's customers and counterparties, the owners of the iShares MSCI Index Funds or any other person or entity from the use of the MSCI Indexes or any data included hereunder or for any other use. Neither MSCI nor any other party makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the MSCI Indexes or any data included therein. Without limiting any of the foregoing, in no event shall MSCI or any other party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The iShares Barclays 1-3 Year Credit Bond Fund, iShares Barclays 1-3 Year Treasury Bond Fund, iShares Barclays 3-7 Year Treasury Bond Fund, iShares Barclays 7-10 Year Treasury Bond Fund, iShares Barclays 10-20 Year Treasury Bond Fund, iShares Barclays 20+ Year Treasury Bond Fund, iShares Barclays Aggregate Bond Fund, iShares Barclays Credit Bond Fund, iShares Barclays Government/Credit Bond Fund, iShares Barclays Intermediate Credit Bond Fund, iShares Barclays Intermediate Government/Credit Bond Fund, iShares Barclays MBS Bond Fund, iShares Barclays Short Treasury Bond Fund and the iShares Barclays TIPS Bond Fund (collectively, the "Barclays Capital Funds") are not sponsored, endorsed, sold or promoted by Barclays Capital. Barclays Capital makes no representation or warranty, express or implied, to the owners of shares of the Barclays Capital Funds or any member of the public regarding the advisability of investing in securities generally or in the Barclays Capital Funds particularly or the ability of the Barclays Capital Funds' underlying indexes (the "Underlying Indexes") to track general bond market performance. Barclays Capital's only relationship to the Trust, BTC and BFA is the licensing of certain trademarks and trade names of Barclays Capital and of the Underlying Indexes, which are determined, composed and calculated by Barclays Capital without regard to the Trust, BTC, BFA or the Barclays Capital Funds. Barclays Capital has no obligation to take the needs of BTC, BFA or the owners of shares of the Barclays Capital Funds into consideration in determining, composing or calculating the Underlying Indexes. Barclays Capital is not responsible for and has not participated in the determination of the prices and amount of shares of the Barclays Capital Funds, or the timing of the issuance or sale of such shares or in the determination or calculation of the equation by which shares of the Barclays Capital Funds are to be converted into cash. Barclays Capital has no obligation or liability in connection with the administration, marketing or trading of the Barclays Capital Funds. Barclays Capital does not guarantee the accuracy or the completeness of the Underlying Indexes or any data included therein and Barclays Capital shall have no liability for any errors, omissions or interruptions therein. Barclays Capital makes no warranty, express or implied, as to results to be obtained by BTC, BFA, owners of shares of the Barclays Capital Funds or any other person or entity from the use of the Underlying Indexes or any data included therein. Barclays Capital makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall Barclays Capital have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) resulting from the use of the Underlying Indexes or any data included therein, even if notified of the possibility of such damages.

BFA does not guarantee the accuracy or the completeness of any underlying index or any data included therein and BFA shall have no liability for any errors, omissions, or interruptions therein.

BFA makes no warranty, express or implied, to the owners of shares of the iShares funds or to any other person or entity as to results to be obtained by the series of the Trust from the use of any underlying index or any data included therein. BFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any underlying index or any data included therein. Without limiting any of the foregoing, in no event shall BFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

                                  APPENDIX A

                     DESCRIPTION OF CORPORATE BOND RATINGS

Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings given to securities at issuance do not necessarily represent ratings which would be given to these securities on a particular subsequent date.

Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. Evaluation of these securities is dependent on the investment adviser's judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

The descriptions below relate to corporate bonds and are not applicable to the other types of securities.

MOODY'S INVESTORS SERVICE, INC.

AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA: Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1.    An application for rating was not received or accepted.

2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

3.    There is a lack of essential data pertaining to the issue or issuer.

4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

NOTE: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP

AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest rated obligations only to a small degree. The obligor's capacity to meet its financial commitment is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC is currently highly vulnerable to nonpayment.

C: A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D: An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to 'D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

PLUS (+) OR MINUS (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

COMMERCIAL PAPER

S&P's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH RATINGS

INVESTMENT-GRADE BOND RATINGS

AAA: Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

HIGH YIELD BOND RATINGS

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment-grade.

B: Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, AND C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

Defaulted obligations typically are not assigned "D" ratings, but are instead rated in the "B" to "C" rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

NOTES TO RATINGS

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "B," or to short-term ratings other than "F-l."

"NR" indicates that Fitch does not rate the issuer or issue in question.

"Withdrawn": A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

MF-SAI-_____

BLACKROCK FUNDS III

Statement of Additional Information
Dated ______________, 2010

FUND                                    TICKER
-------------------------------------  -------
BLACKROCK CASH FUNDS: INSTITUTIONAL
 AON Captives Shares                    AOCXX
 Capital Shares                         BCIXX
 Institutional Shares                   BGIXX
 Premium Shares                         BSSXX
 Select Shares                          BGLXX
 Trust Shares                           BGTXX
BLACKROCK CASH FUNDS: PRIME
 Capital Shares                         BCPXX
 Institutional Shares                   BPIXX
 Premium Shares                         BPSXX
 Select Shares                          BPLXX
 Trust Shares                           BPEXX
BLACKROCK CASH FUNDS: GOVERNMENT
 Capital Shares                         BCGXX
 Institutional Shares                   BVIXX
 Premium Shares                         BVPXX
 Select Shares                          BVSXX
 Trust Shares                           BVTXX
BLACKROCK CASH FUNDS: TREASURY
 Capital Shares                         BCYXX
 Institutional Shares                   BRIXX
 Premium Shares                         BSPXX
 Select Shares                          BRSXX
 Trust Shares                           BYTXX

BlackRock Funds III (the "Trust") is an open-end, series management investment company. This combined Statement of Additional Information ("SAI") contains additional information about the Premium, Capital, Institutional, Select and Trust Shares of the following series of the Trust - the BlackRock Cash Funds:
Prime, the BlackRock Cash Funds: Institutional, the BlackRock Cash Funds:
Government and the BlackRock Cash Funds: Treasury (each, a "Fund" and collectively, the "Funds"). This SAI also contains information about the Aon Captives Shares of the BlackRock Cash Funds: Institutional (also, a "Fund").

Each Fund seeks to achieve its investment objective by investing all of its assets in a master portfolio of the Master Investment Portfolio ("MIP"). The BlackRock Cash Funds: Institutional invests in the Money Market Master Portfolio; the BlackRock Cash Funds: Prime invests in the Prime Money Market Master Portfolio; the BlackRock Cash Funds: Government invests in the Government Money Market Master Portfolio; and the BlackRock Cash Funds:
Treasury invests in the Treasury Money Market Master Portfolio (each, a "Master Portfolio" and collectively, the "Master Portfolios"). MIP is an open-end, series management investment company. BlackRock Fund Advisors* ("BFA" or the "Investment Adviser") serves as investment adviser to each Master Portfolio. References to the investments, investment policies and risks of a Fund, unless otherwise indicated, should be understood as references to the investments, investment policies and risks of each Fund's Master Portfolio.

This SAI is not a prospectus and should be read in conjunction with the current prospectuses for the Premium, Capital, Institutional, Select and Trust Shares of the Funds, and the Aon Captives Shares of the BlackRock Cash Funds:
Institutional, each dated ______________, 2010 (each, a "Prospectus" and collectively, the "Prospectuses"), and as amended from time to time, for the relevant class of shares. All terms used in this SAI that are defined in the Prospectuses have the meanings assigned in the Prospectuses. The audited financial statements for the Funds, which include the schedules of investments and report of the independent registered public accounting firm for the fiscal year ended December 31, 2009, are hereby

-------
* Prior to December 1, 2009, BlackRock Fund Advisors was known as Barclays Global Fund Advisors ("BGFA").

incorporated by reference to the Funds' annual reports, semi-annual reports and Prospectuses for the Premium, Institutional, Select and Trust Shares of the Funds, and the Aon Captives Shares of the BlackRock Cash Funds: Institutional. Copies of the Prospectuses, annual reports and semi-annual reports may be obtained without charge by writing to BlackRock Funds III, c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, PA 19456, or by calling 1-800-768-2836 (toll-free).

                               TABLE OF CONTENTS

                                                                                    PAGE
                                                                                   -----
History of the Trust                                                                  1
Description of the Funds and their Investments and Risks                              1
   Investment Objectives and Policies                                                 1
   Master/Feeder Structure                                                            1
   Fundamental Investment Restrictions of the Funds                                   2
   Non-Fundamental Investment Restrictions of the Funds                               3
   Investments and Risks                                                              4
   Asset-Backed and Commercial Mortgage-Backed Securities                             5
   Bank Obligations                                                                   5
   Commercial Paper and Short-Term Corporate Debt Instruments                         6
   Floating-Rate and Variable-Rate Obligations                                        6
   Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions       7
   Funding Agreements                                                                 7
   Illiquid Securities                                                                7
   Investment Company Securities                                                      7
   Letters of Credit                                                                  7
   Loans of Portfolio Securities                                                      7
   Loan Participation Agreements                                                      8
   Medium-Term Notes                                                                  8
   Mortgage Pass-Through Securities                                                   8
   Mortgage Securities                                                                9
   Municipal Securities                                                              10
   Non-U.S. Obligations                                                              10
   Participation Interests                                                           11
   Repurchase Agreements                                                             11
   Restricted Securities                                                             11
   Unrated Investments                                                               11
   U.S. Government Obligations                                                       12
   U.S. Treasury Obligations                                                         12
Portfolio Holdings Information                                                       12
   Service Providers                                                                 12
   Third-Party Feeder Funds                                                          13
   Securities and Exchange Commission Filings                                        13
   Other Public Disclosure                                                           13
   Approved Recipients                                                               14
Management                                                                           14

                                                                                    PAGE
                                                                                   -----
   Committees                                                                        22
   Beneficial Equity Ownership Information                                           23
   Ownership of Securities of Certain Entities                                       24
   Codes of Ethics                                                                   25
   Proxy Voting Policies of the Master Portfolios                                    25
   Shareholder Communication to the Board of Trustees                                25
   Compensation of Trustees                                                          26
Control Persons and Principal Holders of Securities                                  27
Investment Adviser and Other Service Providers                                       35
   Investment Adviser                                                                35
   Advisory Fees                                                                     35
   Administrator                                                                     36
   Distributor                                                                       37
   BlackRock Cash Funds: Institutional - Aon Captives Shares Distribution Plan       38
   Shareholder Servicing Agents                                                      39
   Custodian                                                                         41
   Transfer and Dividend Disbursing Agent                                            41
   Independent Registered Public Accounting Firm                                     41
   Legal Counsel                                                                     41
Determination of Net Asset Value                                                     41
Purchase, Redemption and Pricing of Shares                                           42
   Terms of Purchase and Redemption                                                  42
   In-Kind Purchases                                                                 42
   Suspension of Redemption Rights or Payment of Redemption Proceeds                 42
   Declaration of Trust Provisions Regarding Redemptions at Option of Trust          42
Portfolio Transactions                                                               43
   General                                                                           43
   Portfolio Turnover                                                                44
   Securities of Regular Broker-Dealers                                              44
   Frequent Trading of Fund Shares                                                   44
Distributions and Taxes                                                              45
   Qualification as a Regulated Investment Company                                   45
   Excise Tax                                                                        46
   Capital Loss Carry-Forwards                                                       46
   Investment Through the Master Portfolios                                          46
   Taxation of Fund Investments                                                      47
   Taxation of Distributions                                                         48

                                                                                    PAGE
                                                                                   -----
   Sales of Fund Shares                                                              48
   Foreign Taxes                                                                     49
   Federal Income Tax Rates                                                          49
   Back-Up Withholding                                                               49
   Tax-Deferred Plans                                                                49
   Foreign Shareholders                                                              49
Capital Stock                                                                        50
   Voting                                                                            50
   Dividends and Distributions                                                       51
   Master Portfolios                                                                 51
Additional Information on the Funds                                                  51
Financial Statements                                                                 52

History of the Trust

The Trust was organized on December 4, 2001 as a statutory trust under the laws of the State of Delaware. On August 21, 2001, the Board of Directors of Barclays Global Investors Funds, Inc. (the "Company") approved a proposal to redomicile the Company from a Maryland corporation to a Delaware statutory trust (the "Redomiciling"). Shareholders of the Company approved the Redomiciling on November 16, 2001. The Trust was established with multiple series, including the Funds, corresponding to, and having identical designations as, the Company's series. The Redomiciling was effected on January 11, 2002, at which time the Trust assumed the operations of the Company and adopted the Company's registration statement. Shortly thereafter, the Company was dissolved.

The Trust's principal office is located at 400 Howard Street, San Francisco, CA 94105. Each Fund invests all of its assets in a Master Portfolio of MIP (as shown below), which has substantially the same investment objective, policies and restrictions as the related Fund.

FUND                                          MASTER PORTFOLIO IN WHICH THE FUND INVESTS
--------------------------------------------  -------------------------------------------
       BlackRock Cash Funds: Prime            Prime Money Market Master Portfolio
       BlackRock Cash Funds: Institutional    Money Market Master Portfolio
       BlackRock Cash Funds: Government       Government Money Market Master Portfolio
       BlackRock Cash Funds: Treasury         Treasury Money Market Master Portfolio

The Trust consists of multiple series, including the Funds. Each series of the Trust issues shares in multiple classes, currently including SL Agency, Premium, Capital, Institutional, Select and Trust Shares, and with respect only to the BlackRock Cash Funds: Institutional, Aon Captives Shares. SL Agency Shares are discussed in a separate Statement of Additional Information. On August 14, 2002, the Trust's board of trustees (the "Board of Trustees" or the "Board") approved changing the name of the Institutional Money Market Fund's Distributor Shares to the "Aon Captives Shares."

On December 1, 2009, the Trust was renamed BlackRock Funds III and certain of its series were also renamed. Prime Money Market Fund was renamed BlackRock Cash Funds: Prime. Institutional Money Market Fund was renamed BlackRock Cash
Funds: Institutional. Government Money Market Fund was renamed BlackRock Cash
Funds: Government. Treasury Money Market Fund was renamed BlackRock Cash Funds:
Treasury.

Description of the Funds and their Investments and Risks

INVESTMENT OBJECTIVES AND POLICIES. The Trust is an open-end, series management investment company. Each Fund and Master Portfolio has adopted an investment objective and investment policies that may be fundamental or non-fundamental. Fundamental policies cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of such Fund or Master Portfolio, as the case may be. Non-fundamental policies may be changed without shareholder approval by the vote of a majority of the trustees of the Trust or MIP (the "Trustees"), as the case may be, at any time.

The Funds and the Master Portfolios in which they invest are diversified funds as defined in the 1940 Act. Each Fund's investment objective is set forth in its Prospectus. Each Fund's investment objective is non-fundamental and can be changed by the Trust's Board of Trustees without shareholder approval. The investment objective and investment policies of a Fund determine the types of portfolio securities in which the Fund invests, the degree of risk to which the Fund is subject and, ultimately, the Fund's performance. There can be no assurance that the investment objective of any Fund will be achieved.

MASTER/FEEDER STRUCTURE. Each Fund seeks to achieve its investment objective by investing all of its assets in a Master Portfolio of MIP. The Trust's Board of Trustees believes that under normal circumstances, none of the Funds or their shareholders will be adversely affected by investing Fund assets in a Master Portfolio. However, if a mutual fund or other investor redeems its interests from a Master Portfolio, the economic efficiencies (E.G., spreading fixed expenses over a larger asset base) that the Trust's Board of Trustees believes may be available through a Fund's investment in such Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could arise.

The fundamental policies of each Master Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of a Master Portfolio's outstanding interests. Whenever a Fund, as an interestholder of a Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, a Fund will either hold a meeting of its shareholders to consider such matters and cast its votes in proportion to the votes received from its shareholders (shares for which a Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders) or cast its votes, as an interestholder of the Master Portfolio, in proportion to the votes received by the Master Portfolio from all other interestholders of the Master Portfolio.

Certain policies of the Master Portfolios that are non-fundamental may be changed by vote of a majority of MIP's Trustees without interestholder approval. If a Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, a Fund may elect to change its objective or policies to correspond to those of the related Master Portfolio. Each Fund may redeem its interests from its Master Portfolio only if the Trust's Board of Trustees determines that such action is in the best interests of the Fund and its shareholders, for this or any other reason. Prior to such redemption, the Trust's Board of Trustees would consider alternatives, including whether to seek a new investment company with a matching investment objective in which to invest or retain its own investment adviser to manage the Fund's portfolio in accordance with its investment objective. In the latter case, a Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund.

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS. The Funds are subject to the following investment restrictions, all of which are fundamental policies. Each Fund may not:

(1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit the Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. government securities; and further provided that, with respect to the BlackRock Cash Funds: Prime and the BlackRock Cash
      Funds: Institutional, the Fund reserves the right to concentrate in the obligations of domestic banks (as such term is interpreted by the Securities and Exchange Commission ("SEC") or its staff);

(2) Purchase the securities of any single issuer if, as a result, with respect to 75% of the Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Fund's cash or cash items, investments in U.S. government securities, or investments in securities of other investment companies;

(3) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(4) Make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(5) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting; and provided further, that the purchase by the Fund of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund shall not constitute an underwriting for purposes of this paragraph;

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); and

(7) Purchase or sell commodities, provided that: (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and

  (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

With respect to the fundamental policy relating to concentration set forth in paragraph (1) above, the 1940 Act does not define what constitutes "concentration" in an industry and it is possible that interpretations of concentration could change in the future. Accordingly, the policy in paragraph
(1) above will be interpreted to refer to concentration as that term may be interpreted from time to time. In this respect, and in accordance with SEC staff interpretations, the ability of the BlackRock Cash Funds: Prime and the BlackRock Cash Funds: Institutional to concentrate in the obligations of domestic banks means that these Funds are permitted to invest, without limit, in bankers' acceptances, certificates of deposit and other short-term obligations issued by (a) U.S. banks, (b) U.S. branches of foreign banks (in circumstances in which the U.S. branches of foreign banks are subject to the same regulation as U.S. banks), and (c) foreign branches of U.S. banks (in circumstances in which the Funds will have recourse to the U.S. bank for the obligations of the foreign branch).

The Trust has delegated to BFA the ability to determine the methodology used by the Master Portfolios to classify issuers by industry. BFA defines industries and classifies each issuer according to the industry in which the issuer conducts its principal business activity pursuant to its proprietary industry classification system. In classifying companies by industry, BFA may draw on its credit, research and investment resources and those of BlackRock Institutional Trust Company, N.A. ("BTC")** or its other affiliates, and BFA may (but need not) consider classifications by third-party industry classification systems. BFA believes that its system is reasonably designed so that issuers with primary economic characteristics that are materially the same are classified in the same industry. For example, asset-backed commercial paper may be classified in an industry based on the nature of the assets backing the commercial paper, and foreign banks may be classified in an industry based on the region in which they do business if BFA has determined that the foreign banks within that industry have primary economic characteristics that are materially the same.

A fund that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be more risky than a fund that does not concentrate in an industry. To the extent BFA's classification system results in broad categories, concentration risk may be decreased. On the other hand, to the extent it results in narrow categories, concentration risk may be increased.

With respect to paragraph (3) above, the 1940 Act currently allows each Fund to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. With respect to paragraph (4) above, the 1940 Act and regulatory interpretations currently limit the percentage of each Fund's securities that may be loaned to one-third of the value of its total assets.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS. The Funds have adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without shareholder approval by a majority of the Trustees of the Trust at any time.

(1) Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder;

(2) Each Fund may not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others,
      (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days;

(3) Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of a Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily; and

(4) Each Fund may not make investments for the purpose of exercising control or management; provided that a Fund may invest all of its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund, without regard to the limitations set forth in this paragraph.
-------
** Prior to December 1, 2009, BlackRock Institutional Trust Company, N.A. was known as Barclays Global Investors, N.A. ("BGI").

The BlackRock Cash Funds: Government and the BlackRock Cash Funds: Treasury have adopted the following investment restriction as a non-fundamental policy:

Each Fund will provide shareholders with at least 60 days' notice of any change to the Fund's non-fundamental policy to invest at least 80% of the Fund's assets in the types of securities described in the Fund's principal investment strategies. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

The BlackRock Cash Funds: Prime and the BlackRock Cash Funds: Institutional have adopted the following investment restrictions as non-fundamental policies:


(1) Each Fund may not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

(2) Each Fund may not write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof, except that the Fund may purchase securities with put rights in order to maintain liquidity.

(3) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities.

Notwithstanding any other investment policy or restriction (whether or not fundamental), each Fund may (and does) invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the Fund.

The fundamental and non-fundamental investment restrictions for each Master Portfolio are identical to the corresponding investment restrictions described above for the Fund that invests in such Master Portfolio, except that, in the case of the Government and Treasury Money Market Master Portfolios, industry concentration restriction (1), proviso (iii) does not limit investments in repurchase agreements collateralized by securities issued or guaranteed by the U.S., its agencies or instrumentalities.

INVESTMENTS AND RISKS. To the extent set forth in this SAI, each Fund, through its investment in a related Master Portfolio, may invest in the securities described below. To avoid the need to refer to both the Funds and the Master Portfolios in every instance, the following sections generally refer to the Funds only.

The assets of each Fund consist only of obligations maturing within 397 calendar days from the date of acquisition (as determined in accordance with the regulations of the SEC), and the dollar-weighted average maturity of a Fund may not exceed 90 days. Under normal circumstances, the BlackRock Cash Funds:
Prime, the BlackRock Cash Funds: Government and the BlackRock Cash Funds:
Treasury expect to maintain a dollar-weighted average portfolio maturity of 60 days or less. The securities in which each Fund invests may not yield as high a level of current income as may be achieved from securities with less liquidity and less safety. There can be no assurance that a Fund's investment objective will be realized as described in its Prospectus.

Under normal circumstances, the BlackRock Cash Funds: Treasury invests at least 80% of its assets in U.S. Treasury obligations, repurchase agreements with regard to U.S. Treasury obligations and/or other money market funds that have substantially the same investment objective and strategies as the Fund. Under normal circumstances, the BlackRock Cash Funds: Government invests at least 80% of its assets in certain obligations of the U.S. government, its agencies and instrumentalities, repurchase agreements with regard to such obligations and/or other money market funds that have substantially the same investment objective and strategies as the Fund. The BlackRock Cash Funds: Treasury and the BlackRock Cash Funds: Government may each invest up to 20% of their respective assets in any securities and other instruments in which money market funds are permitted to invest in accordance with Rule 2a-7 of the 1940 Act. Practices described below relating to illiquid securities, investment company securities, loans of portfolio securities and repurchase agreements also apply to the BlackRock Cash Funds: Treasury and the BlackRock Cash Funds: Government.

The BlackRock Cash Funds: Prime and the BlackRock Cash Funds: Institutional may invest in any of the instruments or engage in any practice described below.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES. The Funds may invest in asset-backed and commercial mortgage-backed securities. Asset-backed securities are securities backed by installment contracts, credit-card receivables or other assets. Commercial mortgage-backed securities are securities backed by commercial real estate properties. Both asset-backed and commercial mortgage-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made on a regular basis. The payments are, in effect, "passed through" to the holder of the securities (net of any fees paid to the issuer or guarantor of the securities). The average life of asset-backed and commercial mortgage-backed securities varies with the maturities of the underlying instruments and, as a result of prepayments, can often be shorter or longer (as the case may be) than the original maturity of the assets underlying the securities. For this and other reasons, an asset-backed and commercial mortgage-backed security's stated maturity may be shortened or extended, and the security's total return may be difficult to predict precisely. The Funds may invest in such securities up to the limits prescribed by Rule 2a-7 and other provisions of or under the 1940 Act. Changes in liquidity of these securities may result in significant, rapid and unpredictable changes in prices for credit-linked securities. Also see "Mortgage Pass-Through Securities" and "Mortgage Securities."

BANK OBLIGATIONS. The Funds may invest in bank obligations, including certificates of deposit ("CDs"), time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic branches of foreign banks, domestic savings and loan associations and other banking institutions. Certain bank obligations may benefit from existing or future governmental debt guarantee programs.

CDs are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits ("TDs") are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. TDs that may be held by the Funds will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC").

Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed-, floating- or variable-
                                                                interest rates.

Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Funds are insured by the FDIC (although such insurance may not be of material benefit to a Fund, depending on the principal amount of the CDs of each bank held by the Fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Funds generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts that they can loan to a single borrower and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and TDs, may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and/or governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on amounts realized on the obligations. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by federal or state regulation, as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

In addition, federal branches licensed by the Comptroller of the Currency and branches licensed by certain states may be required to: (1) pledge to the appropriate regulatory authority, by depositing assets with a designated bank within the relevant state, a certain percentage of their assets as fixed from time to time by such regulatory authority; and (2) maintain assets within the relevant state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT INSTRUMENTS. The Funds may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and usually has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between a Fund, as lender, and the borrower. The interest on these notes varies pursuant to the arrangements between the Fund and the borrower. Both the borrower and the Fund have the right to vary the amount of the outstanding indebtedness on the notes. BFA monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Funds also may invest in non-convertible corporate debt securities (E.G., bonds and debentures) with not more than thirteen months remaining to maturity at the date of settlement. A Fund will invest only in such corporate bonds and debentures that are deemed appropriate by BFA in accordance with Rule 2a-7 under the 1940 Act. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. BFA will consider such an event in determining whether the Fund should continue to hold the obligation. To the extent the Fund continues to hold the obligation, it may be subject to additional risk of default.

ASSET-BACKED COMMERCIAL PAPER. A Fund may also invest in asset-backed commercial paper. Asset-backed commercial paper is a type of securitized commercial paper product used to fund purchases of financial assets by special purpose finance companies called conduits. The financial assets may include assets such as pools of trade receivables, car loans and leases, and credit card receivables, among others. Asset-backed commercial paper is typically tracked and rated by one or more credit rating agencies. Some asset-backed commercial paper programs maintain a back-up liquidity facility provided by a major bank, which is intended to be used if the issuer is unable to issue new asset-backed commercial paper.

FLOATING-RATE AND VARIABLE-RATE OBLIGATIONS. The Funds may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. The floating-rate and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments. The interest rate adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating-rate and variable-rate instruments are subject to interest rate risk and credit risk.

The Funds may purchase floating-rate and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, as defined in accordance with Rule 2a-7 and the 1940 Act. Variable-rate demand notes including master demand notes are demand obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between a Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

These obligations are direct lending arrangements between the lender and borrower. There may not be an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a Fund may invest in obligations that are not so rated only if BFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which a Fund may invest. BFA considers on an ongoing basis the creditworthiness of the issuers of the floating-rate and variable-rate demand obligations in a Fund's portfolio.

FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY
TRANSACTIONS. The Funds may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines or the value of the security to be sold increases before the settlement date. Although the Funds will generally purchase securities with the intention of acquiring them, the Funds may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by BFA.

FUNDING AGREEMENTS. The Funds may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed-, variable- or floating-interest rate that is based on an index and guaranteed for a fixed time period. The Funds will purchase short-term funding agreements only from banks and insurance companies. The Funds may also purchase Guaranteed Investment Contracts.

The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Funds may be treated as illiquid. If a funding agreement is determined to be illiquid it will be valued at its fair market value as determined by procedures approved by the Board of Trustees. Valuation of illiquid indebtedness involves a greater degree of judgment in determining the value of each Fund's assets than if the value were based on available market quotations.

ILLIQUID SECURITIES. Each Fund may invest in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating-rate and variable-rate demand obligations as to which the Fund cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market, and repurchase agreements providing for settlement more than seven days after notice.

INVESTMENT COMPANY SECURITIES. Each Fund may invest in shares of open-end investment companies, including investment companies that are affiliated with the Funds and BFA, that invest exclusively in high-quality short-term securities to the extent permitted under the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder; provided, however, that a Fund, if it has knowledge that its beneficial interests are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act, will not acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on
Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. Other investment companies in which a Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund. A Fund may also purchase shares of exchange listed closed-end funds to the extent permitted under the 1940 Act. Under the 1940 Act, a Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company, and (iii) 10% of the Fund's total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds, including those advised by BFA or otherwise affiliated with BFA, in excess of the limits discussed above.

LETTERS OF CREDIT. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) that the Funds may purchase may be backed by an unconditional and irrevocable letter of credit issued by a bank, savings and loan association or insurance company that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies that, in the opinion of BFA, are of comparable quality to issuers of other permitted investments of the Funds may be used for letter of credit-backed investments.

LOANS OF PORTFOLIO SECURITIES. Each Fund may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with BFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned plus any accrued interest. A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund is entitled to receive the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

Securities lending involves exposure to certain risks, including operational risk (I.E., the risk of losses resulting from problems in the settlement and accounting process), "gap" risk (I.E., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund's securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to a securities lending agent who administers the lending program in accordance with guidelines approved by the Trust's Board of Trustees. BTC acts as securities lending agent for the Funds subject to the overall supervision of BFA. BTC receives a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

LOAN PARTICIPATION AGREEMENTS. Each Fund may purchase interests in loan participations that typically represent direct participation in a loan to a corporate borrower, and generally are offered by an intermediary bank or other financial institution or lending syndicate. Under these loan participation arrangements, a Fund will have the right to receive payments of principal, interest and any fees to which it is entitled from the bank selling the loan participation upon receipt by the bank of the payments from the borrower. The borrower in the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank that sold the loan participation. Such loans must be made to issuers in whose obligations the Funds may invest.

Because the bank issuing the loan participation does not guarantee the participation in any way, the participation is subject to the credit risks associated with the underlying corporate borrower. In addition, it may be necessary under the terms of the loan participation for the Funds to assert their rights against the underlying corporate borrower in the event that the underlying corporate borrower should fail to pay principal and interest when due. Thus, the Funds could be subject to delays, expenses, and risks that are greater than those that would have been involved if the Funds had purchased a direct obligation of the borrower. Moreover, under the terms of the loan participation, the Funds may be regarded as creditors of the issuing bank (rather than of the underlying corporate borrower), so that the Funds also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the issuing bank.

The secondary market, if any, for these loan participation interests is limited; thus, such participations purchased by the Funds may be treated as illiquid. If a loan participation is determined to be illiquid, it will be valued at its fair market value as determined by procedures approved by the Board of Trustees. Valuation of illiquid indebtedness involves a greater degree of judgment in determining the value of each Fund's assets than if the value were based on available market quotations.

MEDIUM-TERM NOTES. A Fund may invest in medium-term notes that have remaining maturities that are consistent with the conditions of Rule 2a-7. Medium-term notes are a form of corporate debt financing. They are often issued on a regular or continuous basis without the requirement to produce a new set of legal documentation at the time of each issuance. Medium-term notes have maturities that range widely based on the needs of the issuer; although they most often mature between nine months and ten years, they may have longer maturities.

MORTGAGE PASS-THROUGH SECURITIES. Each Fund may invest in mortgage pass-through securities, which are a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government entities or U.S. government-sponsored enterprises including: the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a "pool" consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a PRO RATA share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.

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The Funds may, to the extent permitted by Rule 2a-7 under the 1940 Act, invest in mortgage securities issued by private non-government entities. Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities or government-sponsored enterprises. The performance of privately-issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information enabling investors to evaluate the practices of these mortgage originators.

In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate and investors in mortgage securities issued by government entities, government-sponsored enterprises or non-government entities may have to accept less favorable interest rates or other terms on the mortgages underlying these securities. Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Should the government adopt new laws providing mortgage borrowers with additional rights to renegotiate interest rates, alter terms, obtain orders to modify their mortgage terms through the bankruptcy courts, or otherwise allow borrowers to modify or restructure existing mortgages, this may negatively impact mortgage securities. Although mortgage securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate. Non-government mortgage securities may be subject to greater price changes than government issues.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows and value of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome. For these and other reasons, the Funds may obtain exposure to U.S. agency mortgage pass-through securities primarily through the use of "to-be-announced" or "TBA" transactions. "TBA" refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines that establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to the settlement date. The Funds may use TBA transactions in several ways. For example, the Funds may regularly enter into TBA agreements and "roll over" such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a "TBA roll." In a TBA roll, a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, a Fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Funds will enter into TBA transactions only with established counterparties (such as major broker-dealers) and BFA will monitor the creditworthiness of such counterparties. The use of TBA rolls may cause the Funds to experience higher portfolio turnover and to pay higher capital gain distributions, which may result in larger amounts of short-term capital gains allocable to shareholders.


MORTGAGE SECURITIES. Mortgage securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer that is backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations, make payments of both principal and interest at a range of specified intervals; others make semi-annual interest payments at a pre-determined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

The value of mortgage securities may change due to shifts in the market's perception of the creditworthiness of issuers and changes in interest rates or liquidity. The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities. The performance of privately-issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information required to evaluate the practices of these mortgage originators. In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate and investors in mortgage a securities may have to accept less favorable interest rates or other terms on the mortgages underlying these securities. Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Although mortgage securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate.

Non-government mortgage securities may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk. Prepayment risk is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing the investor to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities. In addition, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Also see "Asset-Backed and Commercial Mortgage-Backed Securities" and "Mortgage Pass-Through Securities."

MUNICIPAL SECURITIES. Each Fund may invest in municipal securities. Municipal securities are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of a municipal security issuer to make payments on that security could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower-rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. Municipal securities in which the Funds may invest include, but are not limited to, municipal lease obligations and securities issued by entities whose underlying assets are municipal bonds. There is no guarantee that income from municipal securities will be exempt from federal and state taxes. Changes in federal or state tax treatment of municipal securities may make municipal securities less attractive as investments or cause them to lose value.

Each Fund will invest in high-quality, long-term municipal bonds, municipal notes and short-term commercial paper with remaining maturities not exceeding 397 calendar days.

NON-U.S. OBLIGATIONS. The Funds may invest in certain securities of non-U.S. issuers. Investing in the securities of non-U.S. issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or potentially confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, potential restrictions of the flow of international capital and transaction costs of foreign currency conversions. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy with respect to growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.
The Funds may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by BFA to be of comparable quality to the other obligations in which the Funds may invest. The Funds may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian

Development Bank and the InterAmerican Development Bank. The percentage of each Fund's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

PARTICIPATION INTERESTS. Each Fund may invest in participation interests in any type of security in which the Fund may invest. A participation interest gives the Fund an undivided interest in the underlying securities in the proportion that the Fund's participation interest bears to the total principal amount of the underlying securities.

REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (I.E., the Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by each Fund but only to constitute collateral for the seller's obligation to pay the repurchase price, and, in the event of a default by the seller, each Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

In any repurchase transaction, the collateral for a repurchase agreement may include (i) cash items; (ii) obligations issued by the U.S. Government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are rated in the highest category generally by at least two nationally recognized statistical rating organizations ("NRSRO"), or, if unrated, determined to be of comparable quality by BFA. Collateral, however, is not limited to the foregoing and may include for example obligations rated below the highest category by NRSROs. Collateral for a repurchase agreement may also include securities that a Fund could not hold directly without the repurchase obligation. Irrespective of the type of collateral underlying the repurchase agreement, in the case of a repurchase agreement entered into by a money market fund, the repurchase obligation of a seller must involve minimal credit risk to a Fund, and otherwise satisfy credit quality standards set forth in the Fund's Rule 2a-7 Procedures.

Repurchase agreements pose certain risks for a Fund that utilizes them. Such risks are not unique to the Fund but are inherent in repurchase agreements. The Funds seek to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty's repurchase obligation, the Fund would retain the status of an unsecured creditor of the counterparty (I.E., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction.

RESTRICTED SECURITIES. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling restricted securities may result in a loss or be costly to the Funds. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, the restricted security's holder may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time the holder decides to seek registration and the time the holder may be permitted to sell the security under an effective registration statement. If, during that period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

UNRATED INVESTMENTS. Each Fund may purchase instruments that are not rated if, in the opinion of BFA, such obligations are of an investment quality that is comparable to other rated investments that are permitted for purchase by a Fund, and they are purchased in accordance with the Trust's procedures adopted by the Trust's Board of Trustees in accordance with Rule 2a-7 under the 1940 Act. Such procedures require approval or ratification by the Board of Trustees of the purchase of unrated securities. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require an immediate sale of such security by a Fund provided that, when a security ceases to be rated, BFA determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, BFA finds that the sale of such security would not be in a Fund's shareholders' best interests.

To the extent the ratings given by a NRSRO may change as a result of changes in such organization or its rating systems, the Funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in their Prospectuses and this SAI.

U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in U.S. government obligations, including securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Ginnie Mae certificates), or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Fannie Mae notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations are direct obligations of the U.S. government that are backed by the full faith and credit of the United States. U.S. Treasury obligations include, among other things, U.S. Treasury bills, notes, bonds, and the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities Program.

Portfolio Holdings Information

The Boards of Trustees of the Trust and MIP have adopted a policy regarding the disclosure of portfolio holdings information that requires that such information be disclosed in a manner that (a) is consistent with applicable legal requirements and in the best interests of each Fund's and Master Portfolio's respective shareholders or interestholders, as applicable; (b) does not put the interests of the Investment Adviser, the Trust's distributor, SEI Investments Distribution Co. (the "Distributor" or "SEI"), or any affiliated person of the Funds, the Master Portfolios, the Investment Adviser or the Distributor, above those of the Trust's shareholders and the Master Portfolios' interestholders; (c) does not advantage any current or prospective Fund shareholders or Master Portfolio interestholders over any other current or prospective Fund shareholders or Master Portfolio interestholders; and (d) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements and/or control mechanisms (such as by virtue of duties to the Funds or the Master Portfolios) limiting the use of such information are in effect. None of the Funds, the Master Portfolios, the Investment Adviser or BTC receive any compensation or other consideration in connection with the disclosure of portfolio holdings information pursuant to the arrangements described below.

The policy described herein only relates to the disclosure of portfolio holdings information of the Funds and the Master Portfolios.

SERVICE PROVIDERS. Daily access to information concerning portfolio holdings is permitted, without any lag between the date of the information and the date on which such information is disclosed, (i) to personnel of the Investment Adviser who manage the Master Portfolios' assets ("Portfolio Managers") or who provide administrative, operational, risk management, or other support to the Portfolio Managers ("Support Staff"), and (ii) to other personnel of the Investment Adviser and the Trust's and Master Portfolios' service providers, such as BTC, State Street Bank and Trust Company ("State Street") and SEI, who deal directly with, or assist in, functions related to investment management, administration, custody, and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Master Portfolios and the Funds and the terms of their respective current registration statements. Portfolio Managers and Support Staff may also release and discuss portfolio holdings information with various broker-dealers, including broker-dealers affiliated with the Investment Adviser, in connection with managing the Master Portfolios' assets and settling the Master Portfolios' transactions, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Master Portfolios and the Funds and the terms of their respective current registration statements.

From time to time, portfolio holdings information may also be provided, in the ordinary course of business without any lag between the date of the information and the date on which such information is disclosed (provided that such information is provided no earlier than the close of trading on the same business day as the date of such information), to other persons and entities, including, among others, the Trust's and MIP's Trustees; the auditors of the Funds and the Master Portfolios; counsel to the Trust or MIP, and counsel to the Trustees who are not "interested persons" of the Trust or MIP (as such term is defined in the 1940 Act) (the "Independent Trustees"); pricing service vendors; proxy voting service providers; financial printers; regulatory authorities; stock exchanges and other listing organizations; rating or ranking organizations; or as otherwise required by law or regulation. The following is a list, as of _____, 2010, of all such persons and entities with which the Funds and the Master Portfolios have ongoing arrangements to provide portfolio holdings information:
Moody's(Reg. TM) Investors Service, Inc., Lipper, Inc. and Morningstar, Inc., as the rating organizations for certain of the Master Portfolios; and Interactive Data Corp. and Reuters, as pricing services for the Master Portfolios. Such information is generally provided the first business day following month-end. Any additions, modifications or deletions to the foregoing list that have occurred since _____, 2010 are not reflected. Generally, the above persons and entities are subject to duties of confidentiality arising under law or contract that the Boards of Trustees of the Trust and MIP believe provide an adequate safeguard for such information.

THIRD-PARTY FEEDER FUNDS. Each Master Portfolio provides portfolio holdings information to the sponsors, administrators or other service providers for feeder funds sponsored by institutions not affiliated with BFA that invest in such Master Portfolio (each, a "third-party feeder fund") as may be necessary to (i) conduct business of the third-party feeder funds in the ordinary course in a manner consistent with agreements with the third-party feeder funds and the terms of the Master Portfolio's current registration statement, or (ii) satisfy legal requirements applicable to the third-party feeder funds. Such portfolio holdings information may be provided without any lag between the date of the information and the date on which such information is disclosed. Each third-party feeder fund is subject to the terms and duties of confidentiality of its own portfolio holdings disclosure policy as adopted by its board of directors or trustees (which policy may be different than the Trust's and MIP's policy described herein), and none of BFA, BTC or the Board of Trustees of the Trust or MIP exercises control over any third-party feeder fund's policies. The following is a list, as of _____, 2010, of third-party feeder funds and their service providers with which the Master Portfolios have ongoing arrangements to provide portfolio holdings information: Hewitt Money Market Fund, Hewitt Series Trust, Hewitt Financial Services LLC, PayPal Money Market Fund, PayPal Funds, and PayPal Asset Management, Inc. Such information is generally provided within five business days following month-end. Any additions, modifications or deletions, to the foregoing list that have occurred since _____, 2010 are not reflected.

In addition to the Funds, each Master Portfolio provides portfolio holdings information to the administrators or other service providers for other feeder funds sponsored by BTC or institutions affiliated with BFA that invest in such Master Portfolio as may be necessary to (i) conduct business of such feeder funds in the ordinary course in a manner consistent with arrangements with the feeder funds and the terms of the Master Portfolio's current registration statement, or (ii) satisfy legal requirements applicable to the feeder funds. Such portfolio holdings information may be provided without any lag between the date of the information and the date on which such information is disclosed. Each feeder fund is subject to the terms and duties of confidentiality applicable to its own portfolio holdings (which may be different than the Trust's and MIP's policy described herein). The following is a list, as of _____, 2010, of such feeder funds: BlackRock Cayman Prime Money Market Fund, Ltd. and BlackRock Cayman Treasury Money Market Fund Ltd. From time to time, portfolio holdings information may be provided, in the ordinary course of business without any lag between the date of the information and the date on which such information is disclosed (provided that such information is provided no earlier than the close of trading on the same business day as the date of such information) to these feeder funds. Any additions, modifications or deletions to the foregoing list that have occurred since _____, 2010 are not reflected.

BFA, BTC and the Master Portfolios may also provide portfolio holdings information to the sponsors, administrators or other service providers for a potential third-party feeder fund to the extent necessary for such entities to evaluate a potential investment in the relevant Master Portfolio, subject to appropriate confidentiality arrangements limiting the use of such information to that purpose.

SECURITIES AND EXCHANGE COMMISSION FILINGS. Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on such Fund's fiscal year, within 70 days after the end of the calendar quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

OTHER PUBLIC DISCLOSURE. A Fund or its related Master Portfolio may voluntarily disclose portfolio holdings information in advance of required filings with the SEC to persons and entities that make such information generally available to interested persons, such as institutional investors and their advisers and representatives. These persons and entities may make such information available through a variety of methods, including without limitation via websites, e-mail and other forms of publication. Such portfolio holdings information may be provided without any lag between the date of the information and the date on which such information is disclosed, provided that such information is provided no earlier than the close of trading on the same business day as the date of such information. No conditions or restrictions are placed on the use of such information because the Funds and the Master Portfolios intend that the persons and entities to which such information is provided will make such information generally available to all interested persons. The following is a list, as of _____, 2010, of all such persons and entities with which the Funds or the Master Portfolios have ongoing arrangements to provide portfolio holdings information and the frequency with which such information is provided: iMoneyNet (weekly) and Bloomberg (monthly). Any additions, modifications or deletions to the foregoing list that have occurred since _____, 2010 are not reflected.

APPROVED RECIPIENTS. The Trust's and the MIP's Chief Compliance Officer may also authorize disclosure of portfolio holdings information to approved recipients pursuant to the above policy.

The Boards of Trustees of the Trust and MIP review the above policy and the procedures with respect to the disclosure of portfolio holdings information at least annually. There can be no assurance that the Trust's and MIP's policy and procedures with respect to disclosure of portfolio holdings information will prevent the misuse of such information by persons that receive such information.

Management

The Board of Trustees of the Trust (the "Board") consists of thirteen individuals (each, a "Trustee"), eleven of whom are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees"). The same individuals serve on the Board of Trustees of the MIP. The registered investment companies advised by BFA or its affiliates (the "BlackRock-advised Funds") are organized into one complex of closed-end funds, two complexes of open-end funds (the Equity-Liquidity Complex and the Equity-Bond Complex) and one complex of exchange-traded funds (each, a "BlackRock Fund Complex"). The Trust is included in the BlackRock Fund Complex referred to as the Equity-Liquidity Complex. The Trustees also oversee as board members the operations of the other open-end registered investment companies included in the Equity-Liquidity Complex. The address for each Trustee and Officer is Park Avenue Plaza, 40 East 52nd Street, New York, NY 10055.

The Board has overall responsibility for the oversight of the Trust and the Funds. The Co-Chairs of the Board are Independent Trustees, and the Chair of each Board committee (each, a "Committee") is an Independent Trustee. The Board has five standing Committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee. The Board also has one ad hoc committee, the Joint Product Pricing Committee. The role of the Co-Chairs of the Board is to preside at all meetings of the Board, and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chair of each Committee performs a similar role with respect to the Committee. The Co-Chairs of the Board or the Chair of a Committee may also perform such other functions as may be delegated by the Board or the Committee from time to time. The Independent Trustees meet regularly outside the presence of Trust management, in executive session or with other service providers to the Trust and the Funds. The Board has regular meetings five times a year, and may hold special meetings if required before its next regular meeting. Each Committee meets regularly to conduct the oversight functions delegated to that Committee by the Board and reports its findings to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board's leadership structure is appropriate because it allows the Board to exercise independent judgment over management and to allocate areas of responsibility among Committees and the full Board to enhance effective oversight.

The Board has engaged BFA to manage the Funds on a day-to-day basis. The Board is responsible for overseeing BFA, other service providers, the operations of the Funds and associated risk in accordance with the provisions of the 1940 Act, state law, other applicable laws, the Trust's charter, and the Funds' investment objectives and strategies. The Board reviews, on an ongoing basis, the Funds' performance, operations, and investment strategies and techniques. The Board also conducts reviews of BFA and its role in running the operations of the Funds.

Day-to-day risk management with respect to the Funds is the responsibility of BFA or of subadvisers or other service providers (depending on the nature of the risk), subject to the supervision of BFA. The Funds are subject to a number of risks, including investment, compliance, operational and valuation risks, among others. While there are a number of risk management functions performed by BFA and the subadvisers or other service providers, as applicable, it is not possible to eliminate all of the risks applicable to the Funds. Risk oversight forms part of the Board's general oversight of the Funds and is addressed as part of various Board and Committee activities. The Board, directly or through a Committee, also reviews reports from, among others, management, the independent registered public accounting firm for the Funds, subadvisers, and internal auditors for the investment adviser or its affiliates, as appropriate, regarding risks faced by the Funds and management's or the service provider's risk functions. The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of the Funds' activities and associated risks. The Board has appointed a Chief Compliance Officer, who oversees the implementation and testing of the Funds' compliance program and reports to the Board regarding compliance matters for the Funds and their service providers. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The members of the Audit Committee are Kenneth L. Urish (Chair), Herbert I. London and Frederick W. Winter, all of whom are Independent Trustees. The principal responsibilities of the Audit Committee are to approve the selection, retention, termination and compensation of the Trust's independent registered public accounting firm (the "independent auditors") and to oversee the independent auditors' work. The Audit Committee's responsibilities include, without limitation, to (1) evaluate the qualifications and independence of the independent auditors; (2) approve all audit engagement terms and fees for each Fund; (3) review the conduct and results of each independent audit of each Fund's financial statements; (4) review any issues raised by the independent auditors or Trust management regarding the accounting or financial reporting policies and practices of each Fund and the internal controls of each Fund and certain service providers; (5) oversee the performance of each Fund's internal audit function provided by its investment adviser, administrator, pricing agent or other service provider; (6) discuss with Trust management its policies regarding risk assessment and risk management and (7) resolve any disagreements between Trust management and the independent auditors regarding financial reporting. The Board has adopted a written charter for the Audit Committee. During the fiscal year ended December 31, 2009, the Audit Committee met one time.

The members of the Governance and Nominating Committee (the "Governance Committee") are Dr. Matina Horner (Chair), Cynthia A. Montgomery and Robert C. Robb, Jr., all of whom are Independent Trustees. The principal responsibilities of the Governance Committee are to (1) identify individuals qualified to serve as Independent Trustees of the Trust and recommend Independent Trustee nominees for election by shareholders or appointment by the Board; (2) advise the Board with respect to Board composition, procedures and committees (other than the Audit Committee); (3) oversee periodic self-assessments of the Board and committees of the Board (other than the Audit Committee); (4) review and make recommendations regarding Independent Trustee compensation; and (5) monitor corporate governance matters and develop appropriate recommendations to the Board. The Governance Committee may consider nominations for the office of Trustee made by Fund shareholders as it deems appropriate. Fund shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance Committee. During the fiscal year ended December 31, 2009, the Governance Committee met one time.

The members of the Compliance Committee are Joseph P. Platt, Jr. (Chair), Cynthia A. Montgomery and Robert C. Robb, Jr., all of whom are Independent Trustees. The Compliance Committee's purpose is to assist the Board in fulfilling its responsibility to oversee regulatory and fiduciary compliance matters involving the Trust, the Fund-related activities of BlackRock and the Trust's third party service providers. The Compliance Committee's responsibilities include, without limitation, to (1) oversee the compliance policies and procedures of the Trust and its service providers and recommend changes or additions to such policies and procedures; (2) review information on and, where appropriate recommend policies concerning, the Trust's compliance with applicable law; and (3) review reports from, oversee the annual performance review of, and make certain recommendations regarding the Trust's Chief Compliance Officer. The Board has adopted a written charter for the Compliance Committee. During the fiscal year ended December 31, 2009, the Compliance Committee met two times.

The members of the Performance Oversight and Contract Committee (the "Performance Oversight Committee") are David O. Beim (Chair), Toby Rosenblatt (Vice Chair), Ronald W. Forbes and Rodney D. Johnson, all of whom are Independent Trustees. The Performance Oversight Committee's purpose is to assist the Board in fulfilling its responsibility to oversee each Fund's investment performance relative to its agreed-upon performance objectives and to assist the Independent Trustees in their consideration of investment advisory agreements. The Performance Oversight Committee's responsibilities include, without limitation, to (1) review each Fund's investment objectives, policies and practices and each Fund's investment performance; (2) review personnel and resources devoted to management of each Fund and evaluate the nature and quality of information furnished to the Performance Oversight Committee; (3) recommend any required action regarding change in fundamental and non-fundamental investment policies and restrictions, fund mergers or liquidations; (4) request and review information on the nature, extent and quality of services provided to the shareholders; and (5) make recommendations to the Board concerning the approval or renewal of investment advisory agreements. The Board has adopted a written charter for the Performance Oversight Committee. During the fiscal year ended December 31, 2009, the Performance Oversight Committee met one time.

The Boards of the Equity-Liquidity Complex, the Equity-Bond Complex and the closed-end BlackRock Fund Complex, established the ad hoc Joint Product Pricing Committee (the "Product Pricing Committee") comprised of eight members drawn from the independent board members serving on the boards of these BlackRock Fund Complexes. Ronald W. Forbes and Rodney D. Johnson are members of the Product Pricing Committee representing the Equity-Liquidity Complex. One independent board member representing the closed-end BlackRock Fund Complex and five independent board members representing the Equity-Bond Complex serve on the Product Pricing Committee. The Product Pricing Committee is chaired by an independent board member from the Equity-Bond Complex. The purpose of the Product Pricing Committee is to review the components and pricing structure of the non-money market funds in the BlackRock Fund Complexes. The Product Pricing Committee was formed on June 4, 2009, and for the period from June 4, 2009 to December 31, 2009, the Product Pricing Committee met [__] times.

The members of the Executive Committee are Ronald W. Forbes and Rodney D. Johnson, both of whom are Independent Trustees, and Richard S. Davis, who serves as an interested Trustee. The principal responsibilities of the Executive Committee are to (1) act on routine matters between meetings of the Board; (2) act on such matters as may require urgent action between meetings of the Board; and (3) exercise such other authority as may from time to time be delegated to the Executive Committee by the Board. The Board has adopted a written charter for the Executive Committee. During the fiscal year ended December 31, 2009, the Executive Committee met one time.

The Governance Committee has adopted a statement of policy that describes the experience, qualifications, skills and attributes that are necessary and desirable for potential Independent Trustee candidates (the "Statement of Policy"). The Board believes that each Independent Trustee satisfied, at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. Furthermore, in determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, skills, attributes and qualifications, which allow the Board to operate effectively in governing the Trust and protecting the interests of shareholders. Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Trust's investment adviser, sub-advisers, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties as Trustees. Each Trustee's ability to perform his or her duties effectively is evidenced by his or her educational background or professional training; business, consulting, public service or academic positions; experience from service as a board member of the Trust and the other funds in the BlackRock Fund Complex (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; ongoing commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout the years; or other relevant life experiences. Information about the specific experience, skills, attributes and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a Trustee of the Trust, is provided below, in "Biographical Information."

Certain biographical and other information relating to the Trustees of the Trust is set forth below, including their age, their principal occupations for at least the last five years, the length of time served, the total number of investment companies and portfolios overseen in the BlackRock-advised funds and any public directorships.

                                                                                                NUMBER OF
                                                                                               BLACKROCK-
                                                                                                 ADVISED
                                                                                               REGISTERED
                                                                                               INVESTMENT
                                                                                                COMPANIES
                                                                                                 ("RICS"
                                                                                              CONSISTING OF
                                                                                               INVESTMENT
                              POSITION(S)      LENGTH OF                                       PORTFOLIOS
            NAME               HELD WITH          TIME           PRINCIPAL OCCUPATION(S)     ("PORTFOLIOS")      PUBLIC
           AND AGE             THE TRUST       SERVED/2/         DURING PAST FIVE YEARS         OVERSEEN      DIRECTORSHIPS
---------------------------- ------------- ----------------- ------------------------------ ---------------- --------------
Independent Trustees/1/
-----------------------
David O. Beim/3/             Trustee       2009 to present   Professor of Finance and       36 RICs          None
(69)                                                         Economics at the Columbia      consisting of
                                                             University Graduate School     106 Portfolios
                                                             of Business since 1991;
                                                             Trustee, Phillips Exeter
                                                             Academy since 2002;
                                                             Chairman, Wave Hill, Inc.
                                                             (public garden and cultural
                                                             center) from 1990 to 2006.

Ronald W. Forbes/4/          Trustee       2009 to present   Professor Emeritus of          36 RICs          None
(69)                                                         Finance, School of Business,   consisting of
                                                             State University of New York   106 Portfolios
                                                             at Albany since 2000.


                                                                                                NUMBER OF
                                                                                               BLACKROCK-
                                                                                                 ADVISED
                                                                                               REGISTERED
                                                                                               INVESTMENT
                                                                                                COMPANIES
                                                                                                 ("RICS"
                                                                                              CONSISTING OF
                                                                                               INVESTMENT
                              POSITION(S)      LENGTH OF                                       PORTFOLIOS
            NAME               HELD WITH          TIME           PRINCIPAL OCCUPATION(S)     ("PORTFOLIOS")         PUBLIC
           AND AGE             THE TRUST       SERVED/2/         DURING PAST FIVE YEARS         OVERSEEN        DIRECTORSHIPS
---------------------------- ------------- ----------------- ------------------------------ ---------------- -------------------
Dr. Matina S. Horner/5/      Trustee       2009 to present   Executive Vice President of    36 RICs          NSTAR
(70)                                                         Teachers Insurance and         consisting of    (electric and
                                                             Annuity Association and        106 Portfolios   gas utility)
                                                             College Retirement Equities
                                                             Fund from 1989 to 2003.

Rodney D. Johnson/4/         Trustee       2009 to present   President, Fairmont Capital    36 RICs          None
(68)                                                         Advisors, Inc. since 1987;     consisting of
                                                             Director, Fox Chase Cancer     106 Portfolios
                                                             Center since 2002; Member
                                                             of Archdiocesan Investment
                                                             Committee of the
                                                             Archdiocese of Philadelphia
                                                             since 2003; Director, The
                                                             Committee of Seventy (civic)
                                                             since 2006.

Herbert I. London            Trustee       2009 to present   Professor Emeritus, New        36 RICs          AIMS
(70)                                                         York University since 2005;    consisting of    Worldwide,
                                                             John M. Olin Professor of      106 Portfolios   Inc.
                                                             Humanities, New York                                (marketing)
                                                             University from 1993 to 2005
                                                             and Professor thereof from
                                                             1980 to 2005; President,
                                                             Hudson Institute (policy
                                                             research organization) since
                                                             1997 and Trustee thereof
                                                             since 1980; Chairman of the
                                                             Board of Trustees for
                                                             Grantham University since
                                                             2006; Director, InnoCentive,
                                                             Inc. (strategic solutions
                                                             company) since 2005;
                                                             Director of Cerego, LLC
                                                             (software development and
                                                             design) since 2005.

Cynthia A.                   Trustee       2009 to present   Professor, Harvard Business    36 RICs          Newell
Montgomery                                                   School since 1989; Director,   consisting of    Rubbermaid,
(57)                                                         Harvard Business School        106 Portfolios   Inc.
                                                             Publishing since 2005;                          (manufacturing)
                                                             Director, McLean Hospital
                                                             since 2005.


                                                                                                 NUMBER OF
                                                                                                BLACKROCK-
                                                                                                  ADVISED
                                                                                                REGISTERED
                                                                                                INVESTMENT
                                                                                                 COMPANIES
                                                                                                  ("RICS"
                                                                                               CONSISTING OF
                                                                                                INVESTMENT
                              POSITION(S)      LENGTH OF                                        PORTFOLIOS
            NAME               HELD WITH          TIME           PRINCIPAL OCCUPATION(S)      ("PORTFOLIOS")        PUBLIC
           AND AGE             THE TRUST       SERVED/2/          DURING PAST FIVE YEARS         OVERSEEN       DIRECTORSHIPS
---------------------------- ------------- ----------------- ------------------------------- ---------------- -----------------
Joseph P. Platt, Jr./6/      Trustee       2009 to present   Director, The West Penn         36 RICs          Greenlight
(62)                                                         Allegheny Health System (a      consisting of    Capital Re,
                                                             not-for-profit health system)   106 Portfolios   Ltd
                                                             since 2008; Director, Jones                      (reinsurance
                                                             and Brown (Canadian                              company);
                                                             insurance broker) since                          WQED Multi-
                                                             1998; General Partner, Thorn                     Media (public
                                                             Partner, LP (private                             broadcasting
                                                             investment) since 1998;                          not-for-
                                                             Partner Amarna Corporation,                      profit)
                                                             LLC (private investment
                                                             company) from 2002 to
                                                             2008.

Robert C. Robb, Jr.          Trustee       2009 to present   Partner, Lewis, Eckert, Robb    36 RICs          None
(64)                                                         and Company (management         consisting of
                                                             and financial consulting        106 Portfolios
                                                             firm) since 1981.

Toby Rosenblatt/7/           Trustee       2009 to present   President, Founders             36 RICs          A.P. Pharma
(71)                                                         Investments Ltd. (private       consisting of    Inc. (specialty
                                                             investments) since 1999;        106 Portfolios   pharmaceuticals)
                                                             Director, College Access
                                                             Foundation of California
                                                             (philanthropic foundation)
                                                             since 2009; Director, Forward
                                                             Management, LLC since
                                                             2007; Director, the James
                                                             Irvine Foundation
                                                             (philanthropic foundation)
                                                             since 1997; Trustee, State
                                                             Street Research Mutual
                                                             Funds from 1990 to 2005;
                                                             Trustee, Metropolitan Series
                                                             Funds, Inc. from 2001 to
                                                             2005.


                                                                                                  NUMBER OF
                                                                                                 BLACKROCK-
                                                                                                   ADVISED
                                                                                                 REGISTERED
                                                                                                 INVESTMENT
                                                                                                  COMPANIES
                                                                                                   ("RICS"
                                                                                                CONSISTING OF
                                                                                                 INVESTMENT
                              POSITION(S)      LENGTH OF                                         PORTFOLIOS
            NAME               HELD WITH          TIME            PRINCIPAL OCCUPATION(S)      ("PORTFOLIOS")      PUBLIC
           AND AGE             THE TRUST       SERVED/2/          DURING PAST FIVE YEARS          OVERSEEN      DIRECTORSHIPS
---------------------------- ------------- ----------------- -------------------------------- ---------------- --------------
Kenneth L. Urish/8/          Trustee       2009 to present   Managing Partner, Urish          36 RICs          None
(58)                                                         Popeck & Co., LLC (certified     consisting of
                                                             public accountants and           106 Portfolios
                                                             consultants) since 1976;
                                                             Member of External Advisory
                                                             Board, the Pennsylvania
                                                             State University Accounting
                                                             Department since 2001;
                                                             Trustee, The Holy Family
                                                             Foundation since 2001;
                                                             Committee Member,
                                                             Professional Ethics
                                                             Committee of the
                                                             Pennsylvania Institute of
                                                             Certified Public Accountants
                                                             since 2007; President and
                                                             Trustee, Pittsburgh Catholic
                                                             Publishing Associates from
                                                             2003 to 2008; Director, Inter-
                                                             Tel from 2006 to 2007.

Frederick W. Winter          Trustee       2009 to present   Professor and Dean Emeritus      36 RICs          None
(64)                                                         of the Joseph M. Katz School     consisting of
                                                             of Business, University of       106 Portfolios
                                                             Pittsburgh since 2005 and
                                                             dean thereof from 1997 to
                                                             2005; Director, Alkon
                                                             Corporation (pneumatics)
                                                             since 1992; Director,
                                                             Indotronix International (IT
                                                             services) from 2004 to 2008;
                                                             Director Tippman Sports
                                                             (recreation) since 2005.

Interested Trustees/1,9/
------------------------
Richard S. Davis             Trustee       2009 to present   Managing Director,               170 RICs         None
(64)                                                         BlackRock, Inc. since 2005;      consisting of
                                                             Chief Executive Officer, State   300 Portfolios
                                                             Street Research &
                                                             Management Company from
                                                             2000 to 2005; Chairman of
                                                             the Board of Trustees, State
                                                             Street Research Mutual
                                                             Funds from 2000 to 2005;
                                                             Chairman, SSR Realty from
                                                             2000 to 2004.


                                                                                               NUMBER OF
                                                                                              BLACKROCK-
                                                                                                ADVISED
                                                                                              REGISTERED
                                                                                              INVESTMENT
                                                                                               COMPANIES
                                                                                                ("RICS"
                                                                                             CONSISTING OF
                                                                                              INVESTMENT
                              POSITION(S)      LENGTH OF                                      PORTFOLIOS
            NAME               HELD WITH          TIME          PRINCIPAL OCCUPATION(S)     ("PORTFOLIOS")      PUBLIC
           AND AGE             THE TRUST       SERVED/2/         DURING PAST FIVE YEARS        OVERSEEN      DIRECTORSHIPS
---------------------------- ------------- ----------------- ----------------------------- ---------------- --------------
Henry Gabbay                 Trustee       2009 to present   Consultant, BlackRock, Inc.   170 RICs         None

(62)                                                         from 2007 to 2008;            consisting of
                                                             Managing Director,            300 Portfolios
                                                             BlackRock, Inc. from 1989 to
                                                             2007; Formerly Chief
                                                             Administrative Officer,
                                                             BlackRock Advisors, LLC
                                                             from 1998 to 2007; President
                                                             of BlackRock Funds and
                                                             BlackRock Bond Allocation
                                                             Target Shares from 2005 to
                                                             2007 and Treasurer of
                                                             certain closed-end funds in
                                                             the BlackRock fund complex
                                                             from 1989 to 2006.

-------
/1/ Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board of Trustees has approved one-year extensions in the terms of Trustees who turn 72 prior to December 31, 2013.
/2/ In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. ("BlackRock") in December 2009, the Trustees were elected to the Trust's Board. As a result, although the chart shows the Trustees as joining the Trust's board in 2009, each Trustee first became a member of the boards of other funds advised by BlackRock or its affiliates as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, Jr., 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.
/3/  Chair of the Performance Oversight Committee.
/4/  Co-Chair of the Board of Trustees.
/5/  Chair of the Governance Committee.
/6/  Chair of the Compliance Committee.
/7/  Vice Chair of the Performance Oversight Committee.
/8/  Chair of the Audit Committee.
/9/ Mr. Davis is an "interested person," as defined in the 1940 Act, of the Trust based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an "interested person" of the Trust based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities.

Certain biographical and other information relating to the officers of the Trust is set forth below, including their age, their principal occupations for at least the last five years, the length of time served, the total number of investment companies and portfolios overseen in the BlackRock-advised funds and any public directorships.

OFFICERS

                                                                                              NUMBER OF
                                                                                             BLACKROCK-
                                                                                               ADVISED
                                                                                             REGISTERED
                                                                                             INVESTMENT
                                                                                              COMPANIES
                                                                                               ("RICS"
                                                                                            CONSISTING OF
                                                                                             INVESTMENT
                                                                                             PORTFOLIOS
         NAME           POSITION(S) HELD      LENGTH OF        PRINCIPAL OCCUPATION(S)     ("PORTFOLIOS")      PUBLIC
   AND YEAR OF BIRTH     WITH THE TRUST      TIME SERVED        DURING PAST FIVE YEARS        OVERSEEN      DIRECTORSHIPS
---------------------- ------------------ ----------------- ----------------------------- ---------------- --------------
Trust Officers/1/
-----------------

Anne F. Ackerley       President and      2009 to present   Managing Director of          170 RICs         None
1962                   Chief Executive                      BlackRock, Inc. since 2000;   consisting of
                       Officer                              Vice President of the         300 Portfolios
                                                            BlackRock-advised funds
                                                            from 2007 to 2009; Chief
                                                            Operating Officer of
                                                            BlackRock's Account
                                                            Management Group (AMG)
                                                            since 2009; Chief Operating
                                                            Officer of BlackRock's U.S.
                                                            Retail Group from 2006 to
                                                            2009; Head of BlackRock's
                                                            Mutual Fund Group from
                                                            2000 to 2006.

Richard Hoerner, CFA   Vice President     2009 to present   Managing Director of          24 RICs          None
1958                                                        BlackRock, Inc. since 2000;   consisting of
                                                            Co-head of BlackRock's Cash   62 Portfolios
                                                            Management Portfolio
                                                            Management Group since
                                                            2002; Member of the Cash
                                                            Management Group
                                                            Executive Committee since
                                                            2005; Director of BlackRock,
                                                            Inc. since 1998.

Jeffrey Holland, CFA   Vice President     2009 to present   Director of BlackRock, Inc.   71 RICs          None
1971                                                        since 2006; Chief Operating   consisting of
                                                            Officer of BlackRock's U.S.   204 Portfolios
                                                            Retail Group since 2009; Co-
                                                            head of Product
                                                            Development and
                                                            Management for BlackRock's
                                                            U.S. Retail Group from 2007
                                                            to 2009; Product Manager of
                                                            Raymond James &
                                                            Associates from 2003 to
                                                            2006.


                                                                                            NUMBER OF
                                                                                           BLACKROCK-
                                                                                             ADVISED
                                                                                           REGISTERED
                                                                                           INVESTMENT
                                                                                            COMPANIES
                                                                                             ("RICS"
                                                                                          CONSISTING OF
                                                                                           INVESTMENT
                                                                                           PORTFOLIOS
        NAME         POSITION(S) HELD      LENGTH OF         PRINCIPAL OCCUPATION(S)     ("PORTFOLIOS")      PUBLIC
 AND YEAR OF BIRTH    WITH THE TRUST      TIME SERVED        DURING PAST FIVE YEARS         OVERSEEN      DIRECTORSHIPS
------------------- ------------------ ----------------- ------------------------------ ---------------- --------------
Brendan Kyne        Vice President     2009 to present   Director of BlackRock, Inc.    170 RICs         None
1977                                                     since 2008; Head of Product    consisting of
                                                         Development and                300 Portfolios
                                                         Management for BlackRock's
                                                         U.S. Retail Group since 2009,
                                                         co-head thereof from 2007
                                                         to 2009; Vice President of
                                                         BlackRock, Inc. from 2005 to
                                                         2008; Associate of
                                                         BlackRock, Inc. from 2002 to
                                                         2004.

Simon Mendelson     Vice President     2009 to present   Managing Director of           24 RICs          None
1964                                                     BlackRock, Inc. since 2005;    consisting of
                                                         Chief Operating Officer and    62 Portfolios
                                                         head of the Global Client
                                                         Group for BlackRock's Global
                                                         Cash Management Business
                                                         since 2007; Head of
                                                         BlackRock's Strategy and
                                                         Development Group from
                                                         2005 to 2007; Partner of
                                                         McKinsey & Co. from 1997 to
                                                         2005.

Brian Schmidt       Vice President     2009 to present   Managing Director of           71 RICs          None
1958                                                     BlackRock, Inc. since 2004;    consisting of
                                                         Various positions with U.S.    204 Portfolios
                                                         Trust Company from 1991 to
                                                         2003: Director from 2001 to
                                                         2003, Senior Vice President
                                                         from 1998 to 2003; Vice
                                                         President, Chief Financial
                                                         Officer and Treasurer of
                                                         Excelsior Funds, Inc.,
                                                         Excelsior Tax-Exempt Funds,
                                                         Inc. and Excelsior Funds
                                                         Trust from 2001 to 2003.


                                                                                                  NUMBER OF
                                                                                                 BLACKROCK-
                                                                                                   ADVISED
                                                                                                 REGISTERED
                                                                                                 INVESTMENT
                                                                                                  COMPANIES
                                                                                                   ("RICS"
                                                                                                CONSISTING OF
                                                                                                 INVESTMENT
                                                                                                 PORTFOLIOS
          NAME            POSITION(S) HELD      LENGTH OF         PRINCIPAL OCCUPATION(S)      ("PORTFOLIOS")      PUBLIC
    AND YEAR OF BIRTH      WITH THE TRUST      TIME SERVED         DURING PAST FIVE YEARS         OVERSEEN      DIRECTORSHIPS
------------------------ ------------------ ----------------- ------------------------------- ---------------- --------------
Christopher Stavrakos,   Vice President     2009 to present   Managing Director of            24 RICs          None
CFA                                                           BlackRock, Inc. since 2006;     consisting of
1959                                                          Co-head of BlackRock's Cash     62 Portfolios
                                                              Management Portfolio
                                                              Management Group since
                                                              2006; Senior Vice President,
                                                              CIO, and Director of Liability
                                                              Management for the
                                                              Securities Lending Group at
                                                              Mellon Bank from 1999 to
                                                              2006.

Neal J. Andrews          Chief Financial    2009 to present   Managing Director of            170 RICs         None
1966                     Officer and                          BlackRock, Inc. since 2006;     consisting of
                         Assistant                            Senior Vice President and       300 Portfolios
                         Treasurer                            Line of Business Head of
                                                              Fund Accounting and
                                                              Administration at PNC
                                                              Global Investment Servicing
                                                              (U.S.) Inc. from 1992 to
                                                              2006.

Jay M. Fife              Treasurer          2009 to present   Managing Director of            170 RICs         None
1970                                                          BlackRock, Inc. since 2007      consisting of
                                                              and Director in 2006;           300 Portfolios
                                                              Assistant Treasurer of the
                                                              Merrill Lynch Investment
                                                              Managers, L.P. ("MLIM") and
                                                              Fund Asset Management,
                                                              L.P. advised funds from 2005
                                                              to 2006; Director of MLIM
                                                              Fund Services Group from
                                                              2001 to 2006.

Brian P. Kindelan        Chief              2009 to present   Chief Compliance Officer of     170 RICs         None
1959                     Compliance                           the BlackRock-advised funds     consisting of
                         Officer and                          since 2007; Managing            300 Portfolios
                         Anti-Money                           Director and Senior Counsel
                         Laundering                           of BlackRock, Inc. since
                         Compliance                           2005; formerly Director and
                         Officer                              Senior Counsel of BlackRock
                                                              Advisors, Inc. from 2001 to
                                                              2004.


                                                                                                  NUMBER OF
                                                                                                 BLACKROCK-
                                                                                                   ADVISED
                                                                                                 REGISTERED
                                                                                                 INVESTMENT
                                                                                                  COMPANIES
                                                                                                   ("RICS"
                                                                                                CONSISTING OF
                                                                                                 INVESTMENT
                                                                                                 PORTFOLIOS
        NAME              POSITION(S) HELD      LENGTH OF         PRINCIPAL OCCUPATION(S)      ("PORTFOLIOS")      PUBLIC
 AND YEAR OF BIRTH         WITH THE TRUST      TIME SERVED         DURING PAST FIVE YEARS         OVERSEEN      DIRECTORSHIPS
------------------------ ------------------ ----------------- ------------------------------- ---------------- --------------
Howard B. Surloff        Secretary          2009 to present   Managing Director and General   170 RICs         None
1965                                                          Counsel of U.S. Funds at        consisting of
                                                              BlackRock, Inc. since 2006;     300 Portfolios
                                                              General Counsel (U.S.) of
                                                              Goldman Sachs Asset
                                                              Management, L.P. from 1993
                                                              to 2006.

-------
/1/  Officers of the Trust serve at the pleasure of the Board of Trustees.

DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS AND
THE FAMILY OF INVESTMENT COMPANIES (AS OF DECEMBER 31, 2009)
------------------------------------------------------------

                                                                                        AGGREGATE
                                                                                         DOLLAR
                                                                                        RANGE OF
                                                                                       SECURITIES
                                                                                      IN THE FAMILY
                         BLACKROCK       BLACKROCK       BLACKROCK      BLACKROCK          OF
                        CASH FUNDS:     CASH FUNDS:     CASH FUNDS:    CASH FUNDS:     INVESTMENT
 INTERESTED TRUSTEES     GOVERNMENT    INSTITUTIONAL       PRIME         TREASURY       COMPANIES
---------------------  -------------  ---------------  -------------  -------------  --------------
Richard S. Davis       0              0                0              0              over
                                                                                     $100,000
Henry Gabbay           0              0                0              0              over
                                                                                     $100,000

                                                                                          AGGREGATE
                                                                                           DOLLAR
                                                                                          RANGE OF
                                                                                         SECURITIES
                                                                                        IN THE FAMILY
                           BLACKROCK       BLACKROCK       BLACKROCK      BLACKROCK          OF
                          CASH FUNDS:     CASH FUNDS:     CASH FUNDS:    CASH FUNDS:     INVESTMENT
  INDEPENDENT TRUSTEES     GOVERNMENT    INSTITUTIONAL       PRIME         TREASURY       COMPANIES
-----------------------  -------------  ---------------  -------------  -------------  --------------
David O. Beim            0              0                0              0              over
                                                                                       $100,000
Ronald W. Forbes         0              0                0              0              over
                                                                                       $100,000
Dr. Matina S. Horner     0              0                0              0              over
                                                                                       $100,000
Rodney D. Johnson        0              0                0              0              over
                                                                                       $100,000
Herbert I. London        0              0                0              0              between
                                                                                       $ 50,001
                                                                                       - $100,000
Cynthia A. Montgomery    0              0                0              0              over
                                                                                       $100,000
Joseph P. Platt, Jr.     0              0                0              0              over
                                                                                       $100,000
Robert C. Robb, Jr.      0              0                0              0              over
                                                                                       $100,000
Toby Rosenblatt          0              0                0              0              over
                                                                                       $100,000
Kenneth L. Urish         0              0                0              0              between
                                                                                       $ 50,001
                                                                                       - $100,000
Frederick W. Winter      0              0                0              0              over
                                                                                       $100,000

OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. As of December 31, 2009, the Trustees and officers of the Trust as a group owned an aggregate of less than 1% of the outstanding shares of any Fund. As of December 31, 2009, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of affiliates of the Investment Adviser.

CODES OF ETHICS. The Trust, BFA and SEI have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

PROXY VOTING POLICIES OF THE MASTER PORTFOLIOS. The following is a discussion of the proxy voting policies of the Master Portfolios in which the Funds invest.

MIP has adopted as its proxy voting policies for each Master Portfolio the proxy voting guidelines of BFA, the investment adviser to the Master Portfolios. MIP has delegated to BFA the responsibility for voting proxies on the portfolio securities held by each Master Portfolio. Therefore, the remainder of this section discusses each Master Portfolio's proxy voting guidelines and BFA's role in implementing such guidelines.

BFA votes (or refrains from voting) proxies for each Master Portfolio in a manner that BFA, in the exercise of its independent business judgment, concludes is in the best long-term economic interests of such Master Portfolio. In some cases, BFA may determine that it is in the best long-term economic interests of a Master Portfolio to refrain from exercising the Master Portfolio's proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BFA's approach is also driven by its clients' economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on BFA's evaluation of this relationship, BFA believes that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BFA recalling loaned securities in order to ensure they are voted. Periodically, BFA analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. BFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BFA's proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a Master Portfolio. BFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Master Portfolio, the Master Portfolio's affiliates (if any), BFA or BFA's affiliates, or SEI or SEI's affiliates. When voting proxies, BFA attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

      o Each Master Portfolio generally supports the board's nominees in uncontested elections of directors and generally supports proposals that strengthen the independence of boards of directors;

      o Each Master Portfolio generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Master Portfolio investing in such issuer; and

      o Each Master Portfolio generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

BFA maintains institutional policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Master Portfolio, a Master Portfolio's affiliates (if any), BFA or BFA's affiliates, or SEI or SEI's affiliates, from having undue influence on BFA's proxy voting activity. In certain instances, BFA may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BFA with instructions as to how to vote such proxies. In the latter case, BFA votes the proxy in accordance with the independent fiduciary's determination.

Information with respect to how BFA voted Master Portfolio proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available: (i) without charge, upon request, by calling 1-800-768-2836 (toll-free); and (ii) on the SEC's website at www.sec.gov.

SHAREHOLDER COMMUNICATION TO THE BOARD OF TRUSTEES. The Board of Trustees has established a process for shareholders to communicate with the Board of Trustees. Shareholders may contact the Board of Trustees by mail. Correspondence should be addressed to BlackRock Funds III Board of Trustees, c/o BlackRock, Inc. - Mutual Fund Administration, 400 Howard Street, San Francisco, CA 94105. Shareholder communication to the Board of Trustees should include the following information: (a) the name and address of the shareholder; (b) the number of shares owned by the shareholder; (c) the Fund(s) of which the shareholder owns shares; and (d) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board of Trustees.

COMPENSATION OF TRUSTEES. Effective December 1, 2009, each Trustee who is an Independent Trustee is paid as compensation an annual retainer of $250,000 per year for his or her services as a Board member to the BlackRock-advised Funds in the Equity-Liquidity Complex, including the Trust and MIP, and a $5,000 Board meeting fee to be paid for each in-person Board meeting attended (a $2,500 Board meeting fee for telephonic attendance at regular Board meetings), for up to five Board meetings held in a calendar year (compensation for meetings in excess of this number to be determined on a case by case basis), together with out of pocket expenses in accordance with a Board policy on travel and other business expenses relating to attendance at meetings. The Co-Chairs of the Boards of Trustees are each paid an additional annual retainer of $45,000. The Chairs of the Audit Committees, Compliance Committees, Governance Committees and Performance Oversight Committees and the Vice-Chair of the Performance Committees are each paid an additional annual retainer of $25,000. The Chair of the Joint Product Pricing Committee, who oversees funds in the Equity-Bond Complex, is paid an annual retainer of $25,000 that is allocated among all of the non-money market funds in the Equity-Liquidity, the Equity-Bond and the closed-end BlackRock Fund Complexes.

Mr. Gabbay is an interested Trustee of the Trust and serves as an interested board member of the other funds which comprise the Equity-Liquidity, the Equity-Bond and the closed-end BlackRock Fund Complexes. Mr. Gabbay receives as compensation for his services as a board member of each of these three BlackRock Fund Complexes, (i) an annual retainer of $487,500, paid quarterly in arrears, allocated to the BlackRock-advised Funds in these three BlackRock Fund Complexes, including the Trust and MIP, and (ii) with respect to each of the two open-end BlackRock Fund Complexes, a board meeting fee of $3,750 (with respect to meetings of the Equity-Liquidity Complex) and $18,750 (with respect to meetings of the Equity-Bond Complex) to be paid for attendance at each board meeting up to five board meetings held in a calendar year by each such Complex (compensation for meetings in excess of this number to be determined on a case by case basis). Mr. Gabbay will also be reimbursed for out of pocket expenses in accordance with a board policy on travel and other business expenses relating to attendance at meetings. Mr. Gabbay's compensation for serving on the boards of funds in these three BlackRock Fund Complexes (including the Trust and MIP) is equal to 75% of each retainer and, as applicable, of each meeting fee (without regard to additional fees paid to Board and Committee chairs) received by the independent board members serving on such boards. The Board or any other BlackRock-advised Fund may modify the board members' compensation from time to time depending on market conditions and Mr. Gabbay's compensation would be impacted by those modifications.

Each of the Independent Trustees, Mr. Gabbay and Mr. O'Brien agreed to a 10% reduction in their compensation described above for the period December 1, 2009 through December 31, 2009.

From January 1, 2009 through November 30, 2009, the Trust paid each Independent Trustee then in office the Trust's allocable share of the following Independent Trustee fees and expenses: (i) an annual base fee of $60,000; (ii) a per meeting fee of $6,000 for meetings of the Board attended by the Trustee; (iii) a committee meeting fee of $2,500 for each Audit Committee meeting attended by the Trustee; and (iv) a committee meeting fee of $2,000 for each Nominating and Governance Committee meeting attended by the Trustee. The Chairperson of the Audit Committee was paid the Trust's allocable share of an annual fee of $10,000 and the Chairperson of the Nominating and Governance Committee was paid the Trust's allocable share of an annual fee of $5,000. The Lead Independent Trustee was paid the Trust's allocable share of an additional annual base fee of $17,500. These Independent Trustee fees and expenses were allocated between the Trust and MIP, based on their respective assets under management.

The Trust reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending Board and committee meetings. Currently, the Trustees do not receive any retirement benefits or deferred compensation from the fund complex, as defined in Form N-1A under the 1940 Act.


As of December 1, 2009, the members of the Board of Trustees of the Trust listed below resigned (each, a "Previous Trustee"). The table below indicates the amount of compensation each Previous Trustee was paid as of December 31, 2009. Compensation is not shown for the New Trustees because they did not serve as Trustees of the Trust until December 1, 2009, and the New Trustees did not receive compensation from the Trust in 2009.

COMPENSATION
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2009
-------------------------------------------

                                 AGGREGATE COMPENSATION     TOTAL COMPENSATION
 NAME OF INTERESTED TRUSTEE          FROM THE TRUST        FROM FUND COMPLEX(1)
------------------------------  ------------------------  ---------------------
Lee T. Kranefuss                $                                   $
H. Michael Williams             $                                   $

                                 AGGREGATE COMPENSATION     TOTAL COMPENSATION
 NAME OF INDEPENDENT TRUSTEES        FROM THE TRUST        FROM FUND COMPLEX(1)
------------------------------  ------------------------  ---------------------
Mary G. F. Bitterman(2)         $                                   $
A. John Gambs(3)                $                                   $
Hayne E. Leland                 $                                   $
Jeffrey M. Lyons                $                                   $
Wendy Paskin-Jordan             $                                   $
Leo Soong(4)                    $                                   $

-------
(1)   Includes compensation for serving on the Board of Trustees of MIP.
(2)   Previously the Nominating and Governance Committee Chair.
(3)   Previously the Audit Committee Chair.
(4)   Previously the Lead Independent Trustee.

Control Persons and Principal Holders of Securities

As of _____, 2010, the shareholders below were known by the Trust to own 5% or more of the outstanding shares of the specified Fund's outstanding Capital, Institutional, Premium, Select, SL Agency, Trust and Aon Captives Shares, as the case may be, in the listed capacity.

                                                                      PERCENTAGE
                                                                       OF SHARE    NATURE OF
         NAME OF FUND              NAME AND ADDRESS OF SHAREHOLDER      CLASS      OWNERSHIP
--------------------------------  ---------------------------------  -----------  ----------
BlackRock Cash Funds: Prime
Capital Shares                                                            %
                                                                          %
                                                                          %
                                                                          %
                                                                          %
Institutional Shares                                                      %
                                                                          %
                                                                          %
                                                                          %
                                                                          %
                                                                          %
                                                                          %
                                                                          %
                                                                          %
                                                                          %

                                                                      PERCENTAGE
                                                                       OF SHARE    NATURE OF
          NAME OF FUND             NAME AND ADDRESS OF SHAREHOLDER      CLASS      OWNERSHIP
--------------------------------  ---------------------------------  -----------  ----------
Premium Shares                                                            %
                                                                          %
                                                                          %
                                                                          %
                                                                          %
                                                                          %
Select Shares                                                             %
                                                                          %
                                                                          %
SL Agency Shares                                                          %
                                                                          %
                                                                          %
Trust Shares                                                              %
BlackRock Cash Funds:
Institutional
Capital Shares                                                            %
Institutional Shares                                                      %
                                                                          %
                                                                          %
                                                                          %
                                                                          %
                                                                          %
                                                                          %
Premium Shares                                                            %
                                                                          %
                                                                          %
Select Shares                                                             %
                                                                          %
SL Agency Shares                                                          %
Trust Shares                                                              %
                                                                          %
Aon Captives Shares                                                       %
                                                                          %
                                                                          %
BlackRock Cash Funds:
Government
Capital Shares                                                            %

                                                                      PERCENTAGE
                                                                       OF SHARE    NATURE OF
          NAME OF FUND             NAME AND ADDRESS OF SHAREHOLDER      CLASS      OWNERSHIP
--------------------------------  ---------------------------------  -----------  ----------
Institutional Shares                                                      %
                                                                          %
Premium Shares                                                            %
Select Shares                                                             %
SL Agency Shares                                                          %
Trust Shares                                                              %
BlackRock Cash Funds: Treasury
Capital Shares                                                            %
Institutional Shares                                                      %
                                                                          %
Premium Shares                                                            %
                                                                          %
                                                                          %
Select Shares                                                             %
                                                                          %
SL Agency Shares                                                          %
                                                                          %
                                                                          %
Trust Shares                                                              %

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a Fund, or is identified as the holder of record of more than 25% of a Fund and has voting and/or investment powers, such shareholder may be presumed to control such Fund.

As of _____, 2010, Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust.

POTENTIAL CONFLICTS OF INTEREST. The Bank of America Corporation ("BAC"), through its subsidiary Merrill Lynch and Co., Inc. ("Merrill Lynch"), Barclays PLC ("Barclays"), and The PNC Financial Services Group, Inc. ("PNC"), each have a significant economic interest in BlackRock, Inc., the parent of BFA, the Trust's investment adviser. PNC is considered to be an affiliate of BlackRock, Inc., under the 1940 Act. Certain activities of BlackRock Advisors, LLC, BlackRock, Inc. and their affiliates (collectively, "BlackRock") and PNC and its affiliates (collectively, "PNC" and together with BlackRock, "Affiliates"), and those of BAC, Merrill Lynch and their affiliates (collectively, the "BAC Entities") and Barclays and its affiliates (collectively, the "Barclays Entities") (BAC Entities and Barclays Entities, collectively, the "BAC/Barclays Entities"), with respect to the Funds and/or other accounts managed by BlackRock, PNC or BAC/Barclays Entities, may give rise to actual or perceived conflicts of interest such as those described below.

BlackRock is one of the world's largest asset management firms. BAC is a national banking corporation which through its affiliates and subsidiaries, including Merrill Lynch, provides a full range of financial services. Merrill Lynch is a full service investment banking, broker-dealer, asset management and financial services organization. PNC is a diversified financial services organization spanning the retail, business and corporate markets. Barclays is a major global financial services provider engaged in a range of activities including retail and commercial banking, credit cards, investment banking, and wealth management. BlackRock and PNC are affiliates of one another under the 1940 Act. BlackRock, BAC, Merrill Lynch,

PNC, Barclays and their respective affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including equity, fixed income, cash management and alternative investments, and have interests other than that of managing the Funds. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage the Fund and its shareholders. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by a Fund.

BlackRock and its Affiliates, as well as the BAC/Barclays Entities, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. One or more Affiliates and BAC/Barclays Entities are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, one or more Affiliates or BAC/Barclays Entities are or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on the Fund's performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of a Fund's transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. When BlackRock and its Affiliates or the BAC/Barclays Entities seek to purchase or sell the same assets for their managed accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock or its Affiliates or a BAC/Barclays Entity may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock or its Affiliates or a BAC/Barclays Entity implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock or it Affiliates or a BAC/Barclays Entity may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock or its Affiliates or a BAC/Barclays Entity. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or BAC/Barclays Entities or their other accounts, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) one or more Affiliates or BAC/Barclays Entities or their other accounts.

BlackRock and its Affiliates or a BAC/Barclays Entity and their clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund's investments may be negatively impacted by the activities of BlackRock or its Affiliates or a BAC/Barclays Entity or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of a Fund's investment activities may differ significantly from the results achieved by BlackRock and its Affiliates or the BAC/Barclays Entities for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliate- or BAC/Barclays Entity-managed accounts and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more Affiliates or BAC/Barclays Entity-managed accounts achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Affiliates or BAC/Barclays Entities for their proprietary accounts and accounts under their management may also limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, a Fund's activities may also be restricted because of regulatory restrictions applicable to one or more Affiliates or BAC/Barclays Entities, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when BlackRock, and/or one or more Affiliates or BAC/Barclays Entities, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock and/or one or more Affiliates or BAC/Barclays Entities are performing services or when position limits have been reached.

In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates or BAC/Barclays Entities. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates, nor any BAC/Barclays Entity, will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock and its Affiliates and the BAC/Barclays Entities, or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.

In addition, certain principals and certain employees of BlackRock are also principals or employees of BlackRock or another Affiliate. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in a Fund should be aware.

BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which customers of BlackRock or its Affiliates or a BAC/Barclays Entity, or, to the extent permitted by the SEC, BlackRock or another Affiliate or a BAC/Barclays Entity, serves as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock or its Affiliates or a BAC/Barclays Entity. One or more Affiliates or BAC/Barclays Entities may also create, write or issue derivatives for their customers, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates or BAC/Barclays Entities and may also enter into transactions with other clients of an Affiliate or BAC/Barclays Entity where such other clients have interests adverse to those of the Fund.

At times, these activities may cause departments of BlackRock or its Affiliates or a BAC/Barclays Entity to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent affiliated transactions are permitted, a Fund will deal with BlackRock and its Affiliates or BAC/Barclays Entities on an arms-length basis. BlackRock or its Affiliates or a BAC/Barclays Entity may also have an ownership interest in certain trading or information systems used by a Fund. A Fund's use of such trading or information systems may enhance the profitability of BlackRock and its Affiliates or BAC/Barclays Entities.

One or more Affiliates or one of the BAC/Barclays Entities may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate or BAC/Barclays Entity will be in its view commercially reasonable, although each Affiliate or BAC/Barclays Entity, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate or BAC/Barclays Entity and such sales personnel.

Subject to applicable law, the Affiliates and BAC/Barclays Entities (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities and no accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by an Affiliate or BAC/Barclays Entity of any such fees or other amounts.

When an Affiliate or BAC/Barclays Entity acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, the Affiliate or BAC/Barclays Entity may take commercial steps in its own interests, which may have an adverse effect on the Funds. A Fund will be required to establish business relationships with its counterparties based on the Fund's own credit standing. Neither BlackRock nor any of the Affiliates, nor any BAC/Barclays Entity, will have any obligation to allow their credit to be used in connection with a Fund's establishment of its business relationships, nor is it expected that the Fund's counterparties will rely on the credit of BlackRock or any of the Affiliates or BAC/Barclays Entities in evaluating the Fund's creditworthiness.

Purchases and sales of securities for a Fund may be bunched or aggregated with orders for other BlackRock client accounts. BlackRock and its Affiliates and the BAC/Barclays Entities, however, are not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

BlackRock may select brokers (including, without limitation, Affiliates or BAC/Barclays Entities) that furnish BlackRock, the Funds, other BlackRock client accounts or other Affiliates or BAC/Barclays Entities or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock's view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client's commissions may not be used in managing that client's account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.

BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.

BlackRock may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock may also into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer, including, where permitted, an Affiliate or BAC/Barclays Entity, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

BlackRock may utilize certain electronic crossing networks ("ECNs") in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. This would have the effect of reducing the access fees paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock's fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock and/or its Affiliates or a BAC/Barclays Entity, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see "Proxy Voting Policies of the Master Portfolios."

It is also possible that, from time to time, BlackRock or its Affiliates or a BAC/Barclays Entity may, although they are not required to, purchase and hold shares of a Fund. Increasing a Fund's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund's expense ratio. BlackRock and its Affiliates or BAC/Barclays Entities reserve the right to redeem at any time some or all of the shares of a Fund acquired for their own accounts. A large redemption of shares of a Fund by BlackRock or its Affiliates or by a BAC/Barclays Entity could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund's investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

It is possible that a Fund may invest in securities of companies with which an Affiliate or a BAC/Barclays Entity has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock or its Affiliates or a BAC/Barclays Entity has significant debt or equity investments or in which an Affiliate or BAC/Barclays Entity makes a market. A Fund also may invest in securities of companies to which an Affiliate or a BAC/Barclays Entity provides or may some day provide research coverage. Such investments could cause conflicts between the interests of a Fund and the interests of other clients of BlackRock or its Affiliates or a BAC/Barclays Entity. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock or of a BAC/Barclays Entity in the course of these activities. In addition, from time to time, the activities of an Affiliate or a BAC/Barclays Entity may limit a Fund's flexibility in purchases and sales of securities. When an Affiliate is engaged in an underwriting or other distribution of securities of an entity, BlackRock may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Fund.

BlackRock and its Affiliates and the BAC/Barclays Entities, their personnel and other financial service providers have interests in promoting sales of the Funds. With respect to BlackRock and its Affiliates and BAC/Barclays Entities and their personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its Affiliates or BAC/Barclays Entities and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock or its Affiliates or a BAC/Barclays Entity and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.

BlackRock and its Affiliates or a BAC/Barclays Entity and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to its Affiliate or to a BAC/Barclays Entity, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock or its Affiliates or BAC/Barclays Entities and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

BlackRock and its Affiliates or a BAC/Barclays Entity may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for their clients' accounts may differ from the valuations for the same securities or investments assigned by a Fund's pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund's pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Fund's pricing vendors and/or fund accountants, there may be instances where the Fund's pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.

As disclosed in more detail in "Determination of Net Asset Value" in this SAI, when market quotations are not readily available or are believed by BlackRock to be unreliable, a Fund's investments may be valued at fair value by BlackRock, pursuant to procedures adopted by the Trust's Board of Trustees. When determining an asset's "fair value," BlackRock seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. The price generally may not be determined based on what a Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund's net asset value. As a result, a Fund's sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BlackRock (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the 1940 Act, may pay its share of expenses of a money market fund in which it invests, which may result in a Fund bearing some additional expenses.

BlackRock and its Affiliates or a BAC/Barclays Entity and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and Affiliates of BlackRock or by BAC/Barclays Entities that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Fund, SEI and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the 1940 Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund's portfolio transactions. Each Code of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Each Code of Ethics is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, DC 20549-1520.

BlackRock and its Affiliates will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules adopted under the 1940 Act engage in transactions with accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the SEC. These transactions would be affected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock or its Affiliates or a BAC/Barclays Entity and/or BlackRock's internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate or a BAC/Barclays Entity is performing investment banking, market making or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Funds may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if personnel of BlackRock or its Affiliates or a BAC/Barclays Entity serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, the Funds may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by an Affiliate or a BAC/Barclays Entity, or in cases in which personnel of BlackRock or its Affiliates or of BAC/Barclays Entities are directors or officers of the issuer.

The investment activities of one or more Affiliates or BAC/Barclays Entities for their proprietary accounts and for client accounts may also limit the investment strategies and rights of the Funds. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause BlackRock, the Funds or other client accounts to suffer disadvantages or business restrictions.

If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of BlackRock on behalf of clients (including the Funds) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, BlackRock, on behalf of clients (including the Funds), may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when BlackRock, in its sole discretion, deems it appropriate.

BlackRock and its Affiliates and BAC/Barclays Entities may maintain securities indexes as part of their product offerings. Index based funds seek to track the performance of securities indexes and may use the name of the index in the fund name. Index providers, including BlackRock and its Affiliates and BAC/Barclays Entities may be paid licensing fees for use of their index or index name. BlackRock and its Affiliates and BAC/Barclays Entities will not be obligated to license their indexes to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with BlackRock and its Affiliates and BAC/Barclays Entities will be as favorable as those terms offered to other index licensees.

BlackRock and its Affiliates and BAC/Barclays Entities may serve as authorized participants in the creation and redemption of ETFs, including funds advised by affiliates of BlackRock. BlackRock and its Affiliates and BAC/Barclays Entities may therefore be deemed to be participants in a distribution of such ETFs, which could render them statutory underwriters.

Present and future activities of BlackRock and its Affiliates and BAC/Barclays Entities, including BlackRock Advisors, LLC, in addition to those described in this section, may give rise to additional conflicts of interest.

Investment Adviser and Other Service Providers

INVESTMENT ADVISER. The Funds are feeder funds in a master/feeder structure. As a result each Fund invests all of its assets in a related Master Portfolio of MIP. The Master Portfolios have retained BFA as the investment adviser to manage their assets.

ADVISORY FEES. BFA is entitled to receive monthly fees at the annual rate of 0.10% of each Master Portfolio's average daily net assets. From time to time, BFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of each Master Portfolio and, accordingly, have a favorable impact on its performance. BFA has contractually agreed to waive a portion of its advisory fees and accept payment at an annual rate of 0.07% from May 1, 2006 through December 1, 2011 with respect to each Master Portfolio. Pursuant to the advisory contracts between BFA and the Master Portfolios ("Advisory Contracts"), BFA furnishes MIP's Board of Trustees with periodic reports on the investment strategy and performance of the Master Portfolios.

BFA is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BlackRock, Inc.

The applicable Advisory Contract is subject to annual approval by (i) MIP's Board of Trustees or (ii) the vote of a majority (as defined in the 1940 Act) of the outstanding voting interests of such Master Portfolio, provided that in either event the continuance also is approved by a majority of MIP's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of MIP, by a vote cast in person at a meeting called for the purpose of voting on such approval. The applicable Advisory Contract is terminable without penalty, on 60 days' written notice, by either party. The applicable Advisory Contract will terminate automatically, as to the relevant Master Portfolio, in the event of its assignment (as defined in the 1940 Act).

For the fiscal years shown below, the related Master Portfolio of each Fund paid, with respect to the Funds, the following advisory fees to BFA, net of waivers and/or offsetting credits:

                                        FISCAL YEAR ENDED    FISCAL YEAR ENDED    FISCAL YEAR ENDED
FUND                                        12/31/2007           12/31/2008          12/31/2009
-------------------------------------  -------------------  -------------------  ------------------
BlackRock Cash Funds: Prime                 $6,437,462           $7,351,730               $

                                        FISCAL YEAR ENDED   FISCAL YEAR ENDED    FISCAL YEAR ENDED
FUND                                       12/31/2007           12/31/2008           12/31/2009
-------------------------------------  ------------------  -------------------  -------------------
BlackRock Cash Funds: Institutional        $4,501,600           $2,987,792               $
BlackRock Cash Funds: Government           $   80,695           $  338,656               $
BlackRock Cash Funds: Treasury               ($12,949)          $  105,393               $

For the fiscal years shown below, BFA waived the following advisory fees with respect to the Funds:

                                        FISCAL YEAR ENDED    FISCAL YEAR ENDED    FISCAL YEAR ENDED
FUND                                        12/31/2007           12/31/2008          12/31/2009
-------------------------------------  -------------------  -------------------  ------------------
BlackRock Cash Funds: Prime                 $3,165,643           $5,840,665               $
BlackRock Cash Funds: Institutional         $1,952,742           $1,738,528               $
BlackRock Cash Funds: Government            $   45,410           $  385,042               $
BlackRock Cash Funds: Treasury              $  153,279           $  455,287               $

The fees and expenses of the Independent Trustees of MIP, counsel to the Independent Trustees of MIP, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Master Portfolios (collectively referred to as the "MIP Independent Expenses") are paid directly by the Master Portfolios. For the fiscal year ended December 31, 2006, BFA voluntarily agreed to cap the non-extraordinary expenses of the Master Portfolios at the rate at which the Master Portfolios paid advisory fees to BFA and, therefore, BFA provided an offsetting credit against the advisory fees paid by the Master Portfolios in an amount equal to the MIP Independent Expenses. For the period from January 1, 2007 to December 1, 2011, each of BTC and BFA, as applicable, has contractually undertaken to reimburse or provide an offsetting credit to each Master Portfolio for such MIP Independent Expenses.

For the fiscal years shown below, BFA provided an offsetting credit for MIP Independent Expenses, in the amounts shown, against advisory fees paid by the Master Portfolios in which the Funds invest:

                                        FISCAL YEAR ENDED    FISCAL YEAR ENDED    FISCAL YEAR ENDED
FUND                                        12/31/2007           12/31/2008          12/31/2009
-------------------------------------  -------------------  -------------------  ------------------
BlackRock Cash Funds: Prime                  $110,458             $142,232                $
BlackRock Cash Funds: Institutional          $ 54,913             $ 68,692                $
BlackRock Cash Funds: Government             $ 25,260             $ 14,818                $
BlackRock Cash Funds: Treasury               $ 25,470             $ 14,890                $

ADMINISTRATOR. The Trust has engaged BTC to provide certain administration services to the Funds. Pursuant to an Administration Agreement with the Trust, BTC provides as administration services, among other things: supervision of the administrative operation of the Trust and the Funds, provision of management reporting and treasury administration services, financial reporting, legal and tax services, and preparation of proxy statements and shareholder reports for the Funds. BTC also furnishes office space and certain facilities required for conducting the business of the Trust together with all other administrative services that are not being furnished by the Funds' Investment Adviser. BTC also pays the compensation of the Trust's Trustees who are not Independent Trustees and of officers and employees who are affiliated with the Trust. For providing such services, BTC is entitled to a monthly fee at an annual rate of 0.05% of each Fund's average daily net assets for the Aon Captives Shares and Institutional Shares, 0.07% of each Fund's average daily net assets for the Capital Shares, 0.10% of each Fund's average daily net assets for the Premium Shares, 0.15% of each Fund's average daily net assets for the Select Shares (0.13% pursuant to BTC's contractual agreement to waive a portion of its administration fees for the Select Shares from September 1, 2006 to December 1,
2011), 0.38% of each Fund's average daily net assets for the Trust Shares and 0.02% of each Fund's average daily net assets for the SL Agency Shares. BTC has contracted with State Street to provide certain sub-administration services to the Funds. BTC, not the Funds, is responsible for providing compensation to State Street for such services.

BTC also may engage and supervise Shareholder Servicing Agents and Servicing Agents, as defined in "Shareholder Servicing Agents" below, on behalf of the Funds.

In addition, BTC has agreed to bear all costs of the Funds' and the Trust's operations, including, in the case of each Fund's Aon Captives Shares and Institutional Shares, shareholder servicing fees of up to 0.05%, in the case of each Fund's Capital

Shares, shareholder servicing fees of up to 0.07%, in the case of each Fund's Premium Shares, shareholder servicing fees of up to 0.10%, in the case of each Fund's Select Shares, shareholder servicing fees of up to 0.15%, and, in the case of each Fund's Trust Shares, shareholder servicing fees of up to 0.25% and processing fees of up to 0.13%, but not including brokerage expenses, advisory fees, distribution plan expenses, certain fees and expenses related to the Trust's Independent Trustees and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses.

BTC is not entitled to compensation for providing administration services to a Master Portfolio for so long as BTC is entitled to compensation for providing administration services to the Fund that invests substantially all of its assets in the Master Portfolio, or BTC or an affiliate receives advisory fees from the Master Portfolio. Each Fund having multiple classes allocates all expenses of the Master Portfolio, including the Master Portfolio's advisory fee, to each share class in proportion to the aggregate net asset value of such class as compared to all classes of the Fund in accordance with the Fund's multi-class plan under Rule 18f-3 under the 1940 Act.

For the fiscal years shown below, the Funds paid the following administration fees to BTC, net of waivers and/or offsetting credits:

                                        FISCAL YEAR ENDED    FISCAL YEAR ENDED    FISCAL YEAR ENDED
FUND                                        12/31/2007           12/31/2008          12/31/2009
-------------------------------------  -------------------  -------------------  ------------------
BlackRock Cash Funds: Prime                 $5,744,756           $8,347,734               $
BlackRock Cash Funds: Institutional         $3,486,851           $3,284,691               $
BlackRock Cash Funds: Government            $  128,229           $  339,160               $
BlackRock Cash Funds: Treasury              $   60,324           $  137,759               $

For the fiscal years shown below, BTC waived the following administration fees with respect to the Funds:

                                        FISCAL YEAR ENDED    FISCAL YEAR ENDED    FISCAL YEAR ENDED
FUND                                        12/31/2007           12/31/2008          12/31/2009
-------------------------------------  -------------------  -------------------  ------------------
BlackRock Cash Funds: Prime                  $ 99,502             $262,311                $
BlackRock Cash Funds: Institutional          $975,803             $  9,735                $
BlackRock Cash Funds: Government             $  5,123             $ 71,481                $
BlackRock Cash Funds: Treasury               $ 37,194             $201,343                $

The fees and expenses of the Independent Trustees of the Trust, counsel to the Independent Trustees of the Trust, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Funds (collectively referred to as the "Independent Expenses") are paid directly by the Funds. For the period from January 1, 2007 to December 1, 2011, each of BTC and BFA, as applicable, has contractually undertaken to reimburse or provide an offsetting credit to the Funds for such Independent Expenses.

For the fiscal years shown below, BTC provided an offsetting credit, in the amounts shown, against administration fees paid with respect to the Funds:

                                        FISCAL YEAR ENDED    FISCAL YEAR ENDED    FISCAL YEAR ENDED
FUND                                        12/31/2007           12/31/2008          12/31/2009
-------------------------------------  -------------------  -------------------  ------------------
BlackRock Cash Funds: Prime                  $103,690             $151,738                $
BlackRock Cash Funds: Institutional          $ 82,919             $ 60,278                $
BlackRock Cash Funds: Government             $ 18,099             $ 13,706                $
BlackRock Cash Funds: Treasury               $ 18,303             $ 13,953                $

DISTRIBUTOR. SEI is the distributor for the Funds' shares. SEI is a registered broker-dealer located at One Freedom Valley Drive, Oaks, PA 19456. SEI is a provider of outsourced investment business solutions for fund administration and distribution, asset management and investment systems and processing.

SEI, as the principal underwriter of the Funds within the meaning of the 1940 Act, has entered into a distribution agreement (the "Distribution Agreement") with the Trust pursuant to which SEI has the responsibility for distributing Fund shares. The Distribution Agreement provides that SEI shall act as agent for the Funds for the sale of Fund shares, and may enter into sales support agreements with selling agents that wish to make available Fund shares to their respective customers ("Selling Agents"). BTC presently acts as a Selling Agent, but does not receive any fee from the Funds for such activities. In addition, SEI provides certain compliance related, sales related and other services for the Funds pursuant to a Service Standards Agreement with BTC, and BTC compensates SEI for these services.

BLACKROCK CASH FUNDS: INSTITUTIONAL - AON CAPTIVES SHARES DISTRIBUTION
PLAN. With respect solely to the BlackRock Cash Funds: Institutional, the Trust has adopted a distribution plan (a "Plan") for its Aon Captives Shares that authorizes, under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder, payment for distribution-related expenses and compensation for distribution-related services, including on-going compensation to selling agents, in connection with the Aon Captives Shares.

The Plan was adopted by the Trust's Board of Trustees, including a majority of the Independent Trustees who had no direct or indirect financial interest in the Plan. The Plan was adopted because of its anticipated benefits to the Fund. The anticipated benefits include: easier and more effective management as a result of steady inflows of cash from the sale of new shares, a reduction in the expense ratio as a result of achieving economies of scale, lower transaction costs or better prices as a result of the ability to purchase larger blocks of securities, and avoidance of the forced sale of securities to meet redemptions that might adversely affect the performance of the Fund. Under the Plan and pursuant to the related Distribution Agreement with SEI, the BlackRock Cash Funds: Institutional may pay the Distributor, as compensation for distribution-related services or as reimbursement for distribution-related expenses, monthly fees at the annual rate of up to 0.10% of the average daily NAV of the BlackRock Cash Funds: Institutional's Aon Captives Shares. Aon Securities Corporation ("Aon") has executed a Selling Group Agreement with SEI that enables Aon to serve as the exclusive distributor for the Aon Captives Shares. The Aon Captives Shares are sold primarily to captive insurance companies administered by Aon Insurance Managers, the captive management and risk finance consulting arm of Aon.

The actual fee payable to the Distributor is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the Financial Industry Regulatory Authority, Inc. ("FINRA" and f/k/a the National Association of Securities Dealers, Inc. ("NASD")) under the NASD Conduct Rules. The Distributor may enter into selling agreements with one or more selling agents (which may include BTC and its affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of BlackRock Cash Funds:
Institutional shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

The BlackRock Cash Funds: Institutional currently does not have a distribution plan in place for its Premium, Capital, Institutional, Select or Trust Shares. Shareholders of the Premium, Capital, Institutional, Select or Trust Shares of each Fund do not pay any fees for distribution services. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Board of Trustees, including a majority of the Independent Trustees. The Distribution Agreement related to the Plan also must be approved by such vote of the Board of Trustees, including a majority of the Independent Trustees. The Distribution Agreement will terminate automatically if assigned and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the Aon Captives Shares of the Fund or by the vote of a majority of the Independent Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Board of Trustees and the Independent Trustees. The Plan requires that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. Rule 12b-1 also requires that the selection and nomination of Independent Trustees be made by such Independent Trustees.

For the fiscal years ended December 31, 2009, the Aon Captives Shares of the BlackRock Cash Funds: Institutional paid distribution fees in the amount of $___ under the Plan. Payments are made by the Fund pursuant to each Plan regardless of expenses incurred by the Distributor. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from BTC, BFA, SEI or their affiliates in connection with the sale of Fund shares.

SHAREHOLDER SERVICING AGENTS. The Premium, Capital, Institutional, Select and Trust Shares of the Funds have adopted a Shareholder Servicing Plan pursuant to which they have entered into Shareholder Servicing Agreements with BTC and other entities, and BTC may also enter into Shareholder Servicing Agreements with such other entities (including BlackRock, SEI, BAC, Merrill Lynch, PNC, Barclays and their affiliates) (collectively, "Shareholder Servicing Agents") for the provision of certain services to Fund shareholders.

The Trust Shares of the Funds have also adopted a Shareholder Servicing and Processing Plan pursuant to which they or BTC have entered into Shareholder Servicing and Processing Agreements with certain financial institutions, securities dealers and other industry professionals (collectively, "Servicing Agents") for providing services to the Trust Class shareholders.

The Shareholder Servicing Plan services provided by BTC or Shareholder Servicing Agents may include serving as an agent of the Funds for purposes of accepting orders for purchases and redemptions of Fund shares, providing administrative support and account service such as processing purchases and redemptions of shares on behalf of individual and omnibus Fund accounts, answering shareholder inquiries, keeping records, transmitting reports and communications from the Funds, and providing reports on the status of individual and omnibus accounts. Shareholder Servicing Agents may provide these services, in whole or in part, by operating electronic transaction systems or websites through which shareholders may obtain information or engage in purchase or redemption transactions of Fund shares. By operating these systems or providing other services described above, the Shareholder Servicing Agents make the Funds available to their clients.

A Shareholder Servicing Agent may make decisions about which investment options it will service and make available to its clients based on the payments the Shareholder Servicing Agent may be eligible to receive for its services. Therefore, payments to a Shareholder Servicing Agent may create potential conflicts of interest between the Shareholder Servicing Agent and its clients where the Shareholder Servicing Agent determines which investment options it will make available to those clients.

Pursuant to its Administration Agreement with the Trust, as described in the section entitled "Administrator," BTC pays shareholder servicing fees to certain Shareholder Servicing Agents in amounts not exceeding maximum fee rates approved by the Trust's Board of Trustees, for those shareholder servicing, sub-administration, recordkeeping, sub-transfer agency and processing services that the Shareholder Servicing Agents perform for their clients that would otherwise be performed by BTC or the Funds' other service providers. For providing some or all of these services, each Shareholder Servicing Agent is entitled to receive a monthly fee at the annual rate of up to 0.05% of the average daily net assets of each Fund represented by the Institutional Shares owned, up to 0.07% of the average daily net assets of each Fund represented by the Capital Shares owned, up to 0.10% of the average daily net assets of each Fund represented by the Premium Shares owned, up to 0.15% of the average daily net assets of each Fund represented by the Select Shares owned, and up to 0.25% of the average daily net assets of each Fund represented by the Trust Shares owned during the period for which payment is being made by investors with whom the Shareholder Servicing Agent maintains a servicing relationship, or an amount that equals the maximum amount payable to the Shareholder Servicing Agent under applicable laws, regulations or rules, including the NASD Conduct Rules, whichever is less.

Pursuant to the Shareholder Servicing and Processing Plan for the Trust Shares, Servicing Agents provide personal services relating to the aggregation and processing of purchase and redemption orders, processing of dividend payments, certain sub-accounting services, transmission and receipt of funds in connection with purchase and redemption orders, verification of certain personal information in connection with the purchase or redemption of Fund shares, and generating and distributing periodic statements and other information as required. For these services, each Servicing Agent is entitled to receive a monthly fee at the annual rate of up to 0.13% of the average daily net assets of each Fund represented by the Trust Shares owned during the period for which payment is being made by investors with whom the Servicing Agent maintains a servicing arrangement.

For the fiscal years shown below, BTC paid shareholder servicing fees on behalf of the Funds in the following amounts:

                                        FISCAL YEAR ENDED    FISCAL YEAR ENDED    FISCAL YEAR ENDED
FUND                                        12/31/2007           12/31/2008          12/31/2009
-------------------------------------  -------------------  -------------------  ------------------
BlackRock Cash Funds: Prime                 $1,673,484           $2,934,363               $
BlackRock Cash Funds: Institutional         $1,614,028           $1,004,245               $
BlackRock Cash Funds: Government            $   88,618           $   71,378               $
BlackRock Cash Funds: Treasury              $   37,357           $   35,231               $

A Shareholder Servicing Agent (or Servicing Agent for the Trust Class) also may impose certain conditions on its customers, subject to the terms of the Funds' Prospectuses and this SAI, that are in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or payment of a separate fee for additional services.

Shareholder Servicing Agents may charge their clients additional fees for account-related services. Shareholder Servicing Agents may charge their customers a service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual Shareholder Servicing Agent. Service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this SAI. Your Shareholder Servicing Agent will provide you with specific information about any service fees you will be charged.

NON-PLAN PAYMENTS. BlackRock and certain of its affiliates may make payments relating to distribution and sales support activities out of their past profits or other sources available to them (and not as an additional charge to a Fund). From time to time, BlackRock or its affiliates may compensate affiliated and unaffiliated entities (including BlackRock, SEI, BAC, Merrill Lynch, PNC, Barclays and their affiliates, and entities that may also be serving as distribution agents or Shareholder Servicing Agents of the Fund) (collectively, "Service Organizations") for the sale and distribution of shares of a Fund or for services to a Fund and its shareholders. These payments that are not associated with a Shareholder Servicing Plan or distribution plan and are therefore referred to as "non-Plan payments". The non-Plan payments would be in addition to a Fund's payments described in this SAI for distribution (if the Fund has adopted a distribution plan pursuant to Rule 12b-1) and shareholder servicing. These non-Plan payments may take the form of, among other things, "due diligence" payments for a dealer's examination of the Funds and payments for providing extra employee training and information relating to Funds; "listing" fees for the placement of the Funds on a dealer's list of mutual funds available for purchase by its customers; "finders" fees for directing investors to the Fund; "distribution and marketing support" fees or "revenue sharing" for providing assistance in promoting the sale of the Funds' shares; payments for the sale of shares and/or the maintenance of share balances; CUSIP fees; maintenance fees; and set-up fees regarding the establishment of new accounts. The payments made by BlackRock and its affiliates may be a fixed dollar amount or may be based on a percentage of the value of shares sold to, or held by, customers of the Service Organization involved, and may be different for different Service Organizations. The payments described above are made from BlackRock's or its affiliates' own assets pursuant to agreements with Service Organizations and do not change the price paid by investors for the purchase of the Fund's shares or the amount the Fund will receive as proceeds from such sales.

The payments described above may be made, at the discretion of BlackRock or its affiliates, to Service Organizations in connection with the sale and distribution of Fund shares. Pursuant to applicable FINRA regulations, the details of certain of these payments, including the Service Organizations receiving such payments in connection with the sale and distribution of Fund shares, are required to be disclosed. The level of payments made to these Service Organizations in any year will vary and normally will not exceed the sum of (a) 0.25% of such year's Fund sales by that Service Organization, and
(b) 0.21% of the assets attributable to that Service Organization invested in a Fund. As of the date of this SAI, as amended or supplemented from time to time, the following Service Organizations are receiving such payments in association with sale and distribution of products other than the Funds, that are advised or offered by BlackRock or its affiliates: Ameriprise Financial Services, Inc., AXA Advisors, LLC, Banc of America Investment Services, Inc., Citigroup, LPL Financial Corporation, Merrill Lynch, MetLife Securities, Inc., Morgan Stanley, New England Securities Corporation, Oppenheimer & Co. Inc., Raymond James & Associates, Inc., Raymond James Financial Services, Inc., RBC Capital Markets, Tower Square Securities Inc., UBS, Wachovia Securities, Walnut Street Securities Inc., Commonwealth Equity Services, LLP (Commonwealth Financial Network), Wells Fargo and/or broker-dealers and other financial services firms under common control with the above organizations (or their assignees).

OTHER DISTRIBUTION ARRANGEMENTS. If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial firms and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial consultants may also have a financial incentive for recommending a particular share class over other share classes. You should consult your financial adviser and review carefully any disclosure by the financial firm as to compensation received by your financial adviser for more information about the payments described above.

Furthermore, BlackRock and its affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, and may sponsor various contests and promotions subject to applicable FINRA regulations in which participants may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, BlackRock and its affiliates may also:
(i) pay for the travel expenses, meals, lodging and entertainment of broker/dealers, financial institutions and their salespersons in connection with educational and sales promotional programs, (ii) sponsor speakers, educational seminars and charitable events and (iii) provide other sales and marketing conferences and other resources to broker-dealers, financial institutions and their salespersons.

CUSTODIAN. State Street has been retained to act as custodian for the Funds and the Master Portfolios and is located at 200 Clarendon Street, Boston, MA 02116. The custodian, among other things, maintains a custody account or accounts in the name of the Funds and the Master Portfolios; receives and delivers all assets for each Fund and each Master Portfolio upon purchase and upon sale or maturity, and collects and receives all income and other payments and distributions on account of the assets of the Funds and the Master Portfolios. State Street is not entitled to compensation for providing custody services to each Fund and each Master Portfolio pursuant to the Custody Agreement so long as it receives compensation from BTC for providing sub-administration services to the Trust, on behalf of the Funds.

TRANSFER AND DIVIDEND DISBURSING AGENT. State Street has also been retained to act as the transfer and dividend disbursing agent for the Funds and the Master Portfolios. For its services as transfer and dividend disbursing agent to the Funds and the Master Portfolios, State Street is paid fees based on the Funds' and the Master Portfolios' net assets. State Street is entitled to be reimbursed for out-of-pocket expenses or advances incurred by it in performing its obligations under the Transfer Agency Agreement. BTC has agreed to pay these fees and expenses pursuant to its Administration Agreement with the Trust. In addition, the Transfer Agency Agreement contemplates that State Street will be reimbursed for other expenses incurred by it at the request or with the written consent of the Funds, including, without limitation, any equipment or supplies that the Trust specifically orders or requires State Street to order.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. ________________________, serves as the independent registered public accounting firm for the Trust.

LEGAL COUNSEL. Sidley Austin LLP, located at 787 Seventh Avenue, New York, New York 10019, serves as legal counsel to the Trust, MIP and BFA.

Determination of Net Asset Value

The Master Portfolios use the amortized cost method to determine the value of their respective securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Funds would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method results in a lower value of each Fund's portfolio on a particular day, a prospective investor in the Funds would be able to obtain a somewhat higher yield than would result from making an investment in the Funds using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

Rule 2a-7 provides that in order to value their portfolios using the amortized cost method, the Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of 397 calendar days (about 13 months) or less, and invest only in those high-quality securities that are determined by the Board of Trustees to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable-rate and floating-rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of each Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether a Fund's net asset value per share as determined by using available market quotations (or an appropriate substitute which reflects current market conditions) deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Board will take such corrective action as it regards as necessary and appropriate, such action may include redeeming shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

Purchase, Redemption and Pricing of Shares

TERMS OF PURCHASE AND REDEMPTION. The Funds are generally open Monday through Friday and are closed on weekends and are generally closed on all other days that the Fedwire Funds Service (the "Fedwire") is closed or the primary markets for the Master Portfolios' portfolio securities (I.E., the bond markets) are closed. The BlackRock Cash Funds: Institutional and the BlackRock Cash Funds:
Prime do not intend to (but reserve the right to) close early on any day the Funds are open (a "Business Day") prior to a U.S. national holiday for the bond markets if the bond markets close early on such Business Day. The BlackRock Cash Funds: Government and the BlackRock Cash Funds: Treasury generally will close early on a Business Day prior to a U.S. national holiday for the bond markets if the bond markets close early (typically 2:00 p.m. Eastern time) on such Business Day. The holidays on which both the Fedwire and the primary markets for the Master Portfolios' portfolio securities are closed currently are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. Each Fund reserves the right to change the amount of the minimum investment and subsequent purchases in the Fund. An investor's investment in the Funds and/or other investment vehicles managed or maintained by BFA or its affiliates may be aggregated when determining whether an investor meets a minimum investment amount. The minimum initial investment amounts for the classes of the Funds may be reduced or waived by BFA. On any day a Fund closes early, purchase and redemption orders received after the Funds' closing time will be executed on the next business day. In addition, the Funds reserve the right to advance the time by which purchase and redemption orders must be received to be executed on the same business day as permitted by the SEC and applicable law.

IN-KIND PURCHASES. Payment for shares of the Funds may, at the discretion of BFA, be made in the form of securities that are permissible investments for the Funds and must meet the investment objectives, policies and limitations of the Funds as described in their Prospectuses. In connection with an in-kind securities payment, the Funds may require, among other things, that the securities (i) be valued on the day of purchase in accordance with the pricing methods used by the Funds or the Master Portfolios; (ii) are accompanied by satisfactory assurance that the Funds will have good and marketable title to such securities received by them; (iii) are not subject to any restrictions upon resale by the Funds; (iv) be in proper form for transfer to the Funds; and
(v) are accompanied by adequate information concerning the basis and other tax matters relating to the securities. All dividends, interest, subscription or other rights pertaining to such securities shall become the property of the Funds engaged in the in-kind purchase transaction and must be delivered to such Fund or Funds by the investor upon receipt from the issuer. Securities acquired through an in-kind purchase will be acquired for investment and not for immediate resale. A Fund immediately will transfer to its Master Portfolio any and all securities received by it in connection with an in-kind purchase transaction, in exchange for interests in such Master Portfolio. Shares purchased in exchange for securities generally cannot be redeemed until the transfer has settled.

SUSPENSION OF REDEMPTION RIGHTS OR PAYMENT OF REDEMPTION PROCEEDS. The Funds generally remit the proceeds from a sale the same Business Day after receiving a properly executed order to sell. Each Fund can delay payment for one Business Day. In addition, each Fund reserves the right to delay delivery of your redemption proceeds and to suspend your right of redemption for more than one Business Day under extraordinary circumstances. Generally, those extraordinary circumstances are when (i) the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (ii) trading on the NYSE is restricted; (iii) an emergency exists as a result of which disposal or valuation of a Fund's investment is not reasonably practicable; or (iv) for such other periods as the SEC by order may permit.

DECLARATION OF TRUST PROVISIONS REGARDING REDEMPTIONS AT OPTION OF TRUST. As provided in the Trust's Declaration of Trust, the Trustees may require shareholders to redeem shares for any reason under terms set by the Trustees, including, but not limited to, the failure of a shareholder to supply a taxpayer identification number if required to do so, or to have the minimum investment required, or to pay when due for the purchase of shares issued to him.

Portfolio Transactions

Since the Funds invest all of their assets in portfolios of MIP, set forth below is a description of the Master Portfolios' policies governing portfolio securities transactions.

GENERAL. Subject to policies established by the Board of Trustees, BFA is primarily responsible for the execution of a Master Portfolio's portfolio transactions and the allocation of brokerage. BFA does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Master Portfolio, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm's risk and skill in positioning blocks of securities. While BFA generally seeks reasonable trade execution costs, a Master Portfolio does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. The following disclosure provides some more detail regarding the Master Portfolio's practices regarding Portfolio Transactions. Depending on its investment objective, a Master Portfolio may not engage in some of the transactions described below.

BFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. BFA does not consider sales of shares of the mutual funds it advises as a factor in the selection of brokers or dealers to execute portfolio transactions for a Master Portfolio; however, whether or not a particular broker or dealer sells shares of the mutual funds advised by BFA neither qualifies nor disqualifies such broker or dealer to execute transactions for those mutual funds.

A Master Portfolio's purchase and sale orders for securities may be combined with those of other accounts that BFA manages or advises, and for which it has brokerage placement authority. If purchases or sales of portfolio securities of a Master Portfolio and one or more other accounts managed or advised by BFA are considered at or about the same time, transactions in such securities are allocated among the Master Portfolio and the other accounts in a manner deemed equitable to all by BFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as a Master Portfolio is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to a Master Portfolio.

Payments of commissions to brokers who are affiliated persons of the Master Portfolio with respect to the Fund (or affiliated persons of such persons), will be made in accordance with Rule 17e-1 under the 1940 Act.

Each Master Portfolio anticipates that its brokerage transactions involving foreign securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by a Master Portfolio in the form of depositary receipts, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in over-the-counter markets in the United States or Europe, as the case may be. American Depositary Receipts, like other securities traded in the United States, will be subject to negotiated commission rates. Because the shares of each Fund and interests of the Master Portfolios are redeemable on a daily basis in U.S. dollars, each Master Portfolio intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have a significant effect on a Master Portfolio's portfolio strategies.

Each Master Portfolio may invest in certain securities traded in the over-the-counter ("OTC") market and intends to deal directly with the dealers who make a market in the particular securities, except in those circumstances in which better prices and execution are available elsewhere. Under the 1940 Act, persons affiliated with a Master Portfolio and persons who are affiliated with such affiliated persons are prohibited from dealing with the Master Portfolio as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Master Portfolios will not deal with affiliated persons, including PNC and its affiliates, in connection with such transactions. However, an affiliated person of a Master Portfolio may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, a Master Portfolio may not purchase securities during the existence of any underwriting syndicate for such securities of which PNC is a member or in a private placement in which PNC serves as placement agent except pursuant to procedures approved by the Board that either comply with rules adopted by the SEC or with interpretations of the SEC staff.

OTC issues, including most fixed income securities such as corporate debt and U.S. Government securities, are normally traded on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. The Master Portfolios will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit.

Purchases of money market instruments by a Master Portfolio are made from dealers, underwriters and issuers. The Master Portfolios do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Each Master Portfolio intends to purchase only securities with remaining maturities of 13 months or less as determined in accordance with the rules of the SEC and the policies or investment objectives of the Fund and Master Portfolio. As a result, the portfolio turnover rates of a Master Portfolio will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by a money market fund, the turnover rates should not adversely affect the Master Portfolio's net asset values or net income.

A Master Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BFA, PNC or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act. In no instance will portfolio securities be purchased from or sold to BFA, PNC or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

PORTFOLIO TURNOVER. Portfolio turnover may vary from year to year, as well as within a year. Because the portfolios of the Funds consist of securities with relatively short-term maturities, the Funds expect to experience high portfolio turnover. A high portfolio turnover rate should not adversely affect the Funds since portfolio transactions ordinarily will be made directly with principals on a net basis and, consequently, the Funds usually will not incur brokerage expenses or excessive transaction costs.

SECURITIES OF REGULAR BROKER-DEALERS. As of December 31, 2009, none of the Master Portfolios owned securities of their "regular brokers or dealers" (as defined in the 1940 Act) or their parents, except as disclosed below:

MASTER PORTFOLIO     REGULAR BROKER-DEALER OR PARENT    AMOUNT
------------------  ---------------------------------  -------
                                                       $

FREQUENT TRADING OF FUND SHARES. Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on funds and their shareholders. Depending on various factors, such as the size of a fund's portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of a fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a fund's portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's net asset value ("market timing").

The Funds invest only in interests of the Master Portfolios, and the Boards of Trustees of the Trust and MIP have each considered the issues of frequent trading and market timing, including the fact that money market funds are a type of mutual fund that is designed to offer maximum liquidity. MIP's Board of Trustees has adopted a policy of not monitoring for possible market timing or any other frequent trading activity because of the investment objectives and strategies of the Master Portfolios. The Trust's Board of Trustees has not adopted a policy of monitoring for market timing or other frequent trading activity in the Funds in light of the nature of the Funds' investments in Master Portfolios, the policies of the Master Portfolios, and the historical nature of flows into and out of the Funds.

Distributions and Taxes

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Taxes." The Prospectuses generally describe the U.S. federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the U.S. Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders who are U.S. persons, I.E., U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax and hold Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts ("IRAs")), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the U.S. federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisers and financial planners as to the particular U.S. federal tax consequences to them of an investment in the Funds, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be treated, has qualified and intends to continue to qualify each year, as a "regulated investment company" under Subchapter M of the Code as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each Fund is a series of a trust. Furthermore, each Fund separately determines its income, gains, losses and expenses for U.S. federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly-traded partnership as defined in Section 851(h) of the Code. Pursuant to regulations that may be promulgated in the future, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company's principal business of investing in stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of each taxable year: (i) at least 50% of the value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of the Fund's total assets is invested in (A) the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, (B) the securities (other than the securities of other regulated investment companies) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (C) the securities of one or more qualified publicly-traded partnerships. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, each Fund generally must distribute to its shareholders an amount equal to or exceeding the sum of (i) 90% of its "investment company taxable income," as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and (ii) 90% of its net tax-exempt income earned in each taxable year. A Fund generally will not be subject to U.S. federal income tax on the investment company taxable income and "net capital gain" (I.E., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. However, if a Fund meets such distribution requirements, but chooses to retain some portion of its investment company taxable income or net capital gain, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. Although dividends generally will be treated as distributed when paid, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the calendar year in which it was declared. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation.

If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements described above, the Fund would be taxed in the same manner as an ordinary U.S. corporation without any deduction for distributions to shareholders, and all distributions from the Fund's earnings and profits (including any distributions of net tax-exempt income and net capital gain) to its shareholders would also be taxable as ordinary income at the shareholder level. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to pay an interest charge and penalty to the IRS as well as distribute to its shareholders its earnings and profits attributable to non-regulated investment company years. In addition, if the Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

EXCISE TAX. A 4% non-deductible excise tax will be imposed on each Fund to the extent it fails to distribute during each calendar year (i) at least 98% of its ordinary income (excluding capital gains and losses) for the calendar year,
(ii) at least 98% of its net capital gain income (generally the excess of capital gains over capital losses as adjusted for ordinary losses) for the 12 month period ending on October 31, and (iii) all of its ordinary income and net capital gain income from previous years that was not distributed or subject to tax during such years. Each Fund intends to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

CAPITAL LOSS CARRY-FORWARDS. A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level U.S. federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such capital gains. The Funds cannot carry back or carry forward any net operating losses. As a money market fund, each Fund does not expect to have material capital loss carry-forwards, but no assurance can be given to this effect. As of December 31, 2009, the Funds had capital loss carry-forwards approximating the amount indicated for U.S. federal income tax purposes, expiring in the year indicated:

                                           EXPIRING
FUND                                      12/31/2016
---------------------------------------  -----------
  BlackRock Cash Funds: Prime            $
  BlackRock Cash Funds: Institutional
  BlackRock Cash Funds: Government
  BlackRock Cash Funds: Treasury

INVESTMENT THROUGH THE MASTER PORTFOLIOS. The Funds seek to continue to qualify as regulated investment companies by investing their assets through the Master Portfolios. Each Master Portfolio is treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in a Master Portfolio, as disregarded from the Fund) for U.S. federal income tax purposes rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership (or disregarded entity), a proportionate share of any interest, dividends, gains and losses of a Master Portfolio will be deemed to have been realized by (I.E., "passed-through" to) its investors, including the corresponding

Fund, regardless of whether any amounts are actually distributed by the Master Portfolio. Each investor in a Master Portfolio will be taxable on such share, as determined in accordance with the governing instruments of the particular Master Portfolio, the Code and Treasury Regulations. Therefore, to the extent that a Master Portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the Master Portfolios will seek to minimize recognition by its investors (such as the Funds) of income and gains without a corresponding distribution. Furthermore, each Master Portfolio's assets, income and distributions will be managed in such a way that an investor in a Master Portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the Master Portfolio.

TAXATION OF FUND INVESTMENTS. In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses are capital gains or losses. If the Fund has held the disposed securities for more than one year at the time of disposition, such gains and losses generally are treated as long-term capital gains or losses.

If a Fund purchases a debt obligation with original issue discount ("OID"), generally at a price less than its principal amount, such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for U.S. federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, usually at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales of securities held by a Fund which the Fund otherwise might have continued to hold.

If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund generally will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund's income. Under Treasury Regulations that may be promulgated in the future, any such transactions that are not directly related to a Fund's principal business of investing in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in Treasury Regulations that may be promulgated in the future. The character of the gain from constructive sales will depend upon a Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to a transaction if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year, the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed, and the Fund's risk of loss with respect to such position is not reduced at any time during such 60-day period.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

TAXATION OF DISTRIBUTIONS. For U.S. federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated PRO RATA to distributions made throughout the entire year. All distributions paid out of a Fund's earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must generally be reported on each Fund shareholder's U.S. federal income tax return. Distributions in excess of a Fund's earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares and any such amount in excess of that basis as capital gain from the sale of shares, as discussed below. A Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

In general, assuming that each Fund has sufficient earnings and profits, distributions from investment company taxable income are taxable as ordinary income. Since each Fund's income is derived from sources that do not pay "qualified dividend income," as defined in Section 1(h)(11)(B) of the Code, distributions from investment company taxable income of the Funds generally will not qualify for taxation at the maximum 15% U.S. federal income tax rate available to individuals on qualified dividend income.

Distributions designated by a Fund as a "capital gain dividend", if any, will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Each Fund will designate capital gains dividends, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of a Fund's taxable year. Normally the Funds do not expect to realize or distribute a significant amount of long-term capital gains (if any).

Distributions from each Fund paid to corporate shareholders are not expected to qualify for the dividends-received deductions generally available to corporate taxpayers. The U.S. federal income tax status of all distributions will be reported to shareholders annually.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in Ginnie Mae or Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

SALES OF FUND SHARES. Redemptions generally are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax adviser with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transaction. In general, if Fund shares are sold, a shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder's adjusted tax basis in the shares. As long as the Funds maintain a constant net asset value of $1.00 per share, generally no gain or loss should be recognized upon the sale of Fund shares. If a shareholder recognizes gain or loss on the sale of Fund shares, this gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale. If a shareholder receives a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. Losses on redemptions or other dispositions of shares may be disallowed under "wash sale" rules in the event of other investments in the same Fund (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss generally would be included in the U.S. federal tax basis of the shares acquired in the other investments.

FOREIGN TAXES. Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year were to consist of securities of non-U.S. corporations, the Fund would be eligible to file an annual election with the IRS pursuant to which the Fund could pass-through to its shareholders on a PRO RATA basis foreign income and similar taxes paid by the Fund, which could be claimed, subject to certain limitations, either as a tax credit or deduction by shareholders. However, none of the Funds expects to qualify for this election.

FEDERAL INCOME TAX RATES. As of the date of this SAI, the maximum stated individual U.S. federal income tax rate applicable to (i) ordinary income generally is 35%; (ii) capital gain dividends is 15%; and (iii) long-term capital gains generally is 15%. An individual shareholder also should be aware that the benefits of the favorable tax rates applicable to capital gain dividends and long-term capital gains may be impacted by the application of the alternative minimum tax. Under current law, the maximum 35% U.S. federal income tax rate on ordinary income and the maximum 15% U.S. federal income tax rate on capital gain dividends and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

The current maximum stated corporate U.S. federal income tax rate applicable to ordinary income, capital gain dividends, and long-term capital gains generally is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

BACK-UP WITHHOLDING. The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% ("back-up withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies under penalties of perjury that the shareholder's social security or other "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to back-up withholding, or the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is subject to back-up withholding. This tax is not an additional U.S. federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of back-up withholding is set to increase for taxable years beginning after December 31, 2010.

TAX-DEFERRED PLANS. Shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, Simplified Employee Pension Plans, Savings Incentive Match Plans for Employees, Roth IRAs, and Coverdell Education Savings Accounts. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account.

FOREIGN SHAREHOLDERS. With respect to taxable years of a Fund beginning before January 1, 2010, certain distributions, if designated by a Fund as "interest-related dividends," that are generally attributable to the Fund's net interest income earned on certain debt obligations paid to a non-resident alien individual, foreign trust (I.E., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (I.E., the income of which is not subject to U.S. tax regardless of source) or a foreign corporation (each, a "foreign shareholder") generally will be exempt from U.S. federal income tax withholding tax, provided the Fund obtains a properly completed and signed certificate of foreign status from such foreign shareholder ("exempt foreign shareholder"). If applicable, each Fund may choose to designate any interest-related dividends in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year. All other distributions made to exempt foreign shareholders attributable to net investment income, such as dividends received by a Fund, generally will be subject to non-refundable U.S. federal income tax withholding at a 30% rate (or a lower rate if so provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, U.S. federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder's capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning before January 1, 2010, "short-term capital gain distributions" (defined below) are not subject to U.S. federal income tax withholding, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or
(iii) with respect to taxable years of a Fund beginning before January 1, 2010, such gains or distributions are attributable to gain from the sale or exchange of a U.S. real property interest. If such gains or distributions are "effectively connected" with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the tax, reporting and withholding requirements applicable to U.S. persons generally apply. If such gains or distributions are not "effectively connected" for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income withholding tax at a 30% rate (or a lower rate if so provided under an applicable income tax treaty). Gains or distributions attributable to gain from sales or exchanges of U.S. real property interests are taxed to a foreign shareholder as if that gain were "effectively connected" with the shareholder's conduct of a U.S. trade or business, and therefore such gains or distributions may be required to be reported by a foreign shareholder on a U.S. federal income tax return. Such gains or distributions also will be subject to U.S. federal income tax at the rates applicable to U.S. holders and/or may be subject to U.S. federal income tax withholding. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund's distributions may be attributable to gain from the sale or exchange of U.S. real property interests. Foreign shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of such distributions. "Short-term capital gain distributions" are certain distributions that a Fund may choose to designate as such in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year generally attributable to the Fund's net short-term capital gain.

If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the United States at the time of the shareholder's death, Fund shares will be deemed to be property situated in the United States and will be subject to U.S. federal estate taxes (at current graduated rates of 18% to 45% of the total value, less allowable deductions and credits). With respect to estates of decedents dying before January 1, 2010, if a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the United States at the time of the shareholder's death, Fund shares are not deemed to be property situated in the United States in the proportion that, at the end of the quarter of the Fund's taxable year immediately preceding the shareholder's date of death, the assets of the Fund that are "qualifying assets" (I.E., bank deposits, debt obligations or property not within the United States) with respect to the decedent bear to the total assets of the Fund. In general, no U.S. federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under U.S. federal income tax laws and the 1972 Convention.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

Capital Stock

As of the date of this SAI, the beneficial interests in the Trust are divided into transferable shares of 11 separate and distinct series authorized and established by the Board of Trustees. The number of shares of each series, and class thereof, is unlimited and each share has no par value. The Board of Trustees may, in the future, authorize the issuance of other series representing shares of additional investment portfolios or funds. Except to the extent the 1940 Act expressly grants to shareholders the power to vote on such termination(s), the Trust, or any series (or class) thereof, may be terminated at any time by the Trustees with written notice to the shareholders.

Although the Trust is not required to hold regular annual shareholder meetings, occasional annual or special meetings may be required for purposes such as electing and removing Trustees, approving advisory contracts, and changing a Fund's fundamental investment policies.

VOTING. All shares of the Trust have equal voting rights and will be voted separately by individual series, except: (i) when required by the 1940 Act, shares will be voted in the aggregate and not by individual series; and (ii) when the Trustees have determined that the matter affects the interests of more than one series, then the shareholders of all such affected series will be entitled to vote thereon in the aggregate and not by individual series. The Trustees also may determine that a matter affects only the interests of one or more classes of a series, in which case any such matter will be voted on separately by such class or classes. For example, a change in a Fund's fundamental investment policy would be voted upon only by shareholders of that Fund. Additionally, approval of a Master Portfolio's Advisory Contract is a matter to be determined separately by each Master Portfolio. Approval by the shareholders of a Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios. As used in the Prospectuses of each Fund and in this SAI, the term "1940 Act majority," when referring to approvals to be obtained from shareholders of a Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

Each share will entitle the holder thereof to one vote for each dollar (and each fractional dollar thereof) of NAV (number of shares owned times NAV per share) of shares outstanding in such holder's name on the books of the Trust. There shall be no cumulative voting in the election of Trustees. For additional voting information and a discussion of the possible effects of changes to a Master Portfolio's investment objective or policies on a Fund, as an interestholder in the Master Portfolio, or the Fund's shareholders, see "Description of the Funds and their Investments and Risks - Master/Feeder Structure."

The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act. However, the Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

DIVIDENDS AND DISTRIBUTIONS. Each share of a Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine. Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

MASTER PORTFOLIOS. MIP is an open-end, series management investment company organized as a Delaware statutory trust on October 20, 1993. MIP's Declaration of Trust provides that obligations of MIP are not binding upon its Trustees individually but only upon the property of MIP and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

The interests in each Master Portfolio of MIP have voting and other rights generally corresponding to those rights enumerated above for shares of the Funds. MIP also intends to dispense with annual meetings, but is required by
Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under the circumstances described above with respect to the Trust. Whenever a Fund is requested to vote on a matter with respect to its Master Portfolio, the Fund will follow its voting procedures, as described in "Voting."

Additional Information on the Funds

The Trust provides annual and semi-annual reports to all shareholders. The annual reports contain audited financial statements and other information about the Funds, including additional information on performance. Shareholders may obtain a copy of the Trust's most recent annual or semi-annual reports without charge by calling 1-800-768-2836 (toll-free).

The registration statement, including the Prospectuses, this SAI and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectuses or this SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

No person has been authorized to give any information or to make any representations other than those contained in the Prospectuses, this SAI and in the Trust's official sales literature in connection with the offer of the Trust's shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust. This SAI does not constitute an offer in any state in which, or to any person to whom, such offering may not lawfully be made.

Financial Statements

The audited financial statements, including the schedule of investments, financial highlights and independent registered public accounting firm's reports for the fiscal year ended December 31, 2009 for each Fund and related Master Portfolio are hereby incorporated by reference to the Trust's annual report, as filed with the SEC on ________. The audited financial statements are attached to all SAIs delivered to shareholders or prospective shareholders.

MF-SAI-_____

BLACKROCK FUNDS III

Statement of Additional Information
Dated ______________, 2010

FUND/SHARE CLASS                                           TICKER
--------------------------------------------------------  -------
BlackRock Cash Funds: Institutional - SL Agency Shares       -
BlackRock Cash Funds: Prime - SL Agency Shares               -
BlackRock Cash Funds: Government - SL Agency Shares          -
BlackRock Cash Funds: Treasury - SL Agency Shares            -

BlackRock Funds III (the "Trust") is an open-end, series management investment company. This combined Statement of Additional Information ("SAI") contains additional information about the SL Agency Shares of the following series of the Trust - the BlackRock Cash Funds: Prime, the BlackRock Cash Funds:
Institutional, the BlackRock Cash Funds: Government and the BlackRock Cash
Funds: Treasury (each, a "Fund" and collectively, the "Funds"). The Funds have additional share classes which are described in separate prospectuses and a separate SAI.

Each Fund seeks to achieve its investment objective by investing all of its assets in a master portfolio of the Master Investment Portfolio ("MIP"). The BlackRock Cash Funds: Institutional invests in the Money Market Master Portfolio; the BlackRock Cash Funds: Prime invests in the Prime Money Market Master Portfolio; the BlackRock Cash Funds: Government invests in the Government Money Market Master Portfolio; and the BlackRock Cash Funds:
Treasury invests in the Treasury Money Market Master Portfolio (each, a "Master Portfolio" and collectively, the "Master Portfolios"). MIP is an open-end, series management investment company. BlackRock Fund Advisors* ("BFA" or the "Investment Adviser") serves as investment adviser to each Master Portfolio. References to the investments, investment policies and risks of a Fund, unless otherwise indicated, should be understood as references to the investments, investment policies and risks of each Fund's Master Portfolio.

This SAI is not a prospectus and should be read in conjunction with the current prospectus for the SL Agency Shares of the Funds, dated ______________, 2010, as amended from time to time (each, a "Prospectus" and collectively, the "Prospectuses"). All terms used in this SAI that are defined in the Prospectus have the meanings assigned in the Prospectus. The audited financial statements for the Funds, which include the schedules of investments and report of the independent registered public accounting firm for the fiscal year ended December 31, 2009 are hereby incorporated by reference to the Funds' annual reports, semi-annual reports and prospectus for the Institutional Shares of the Funds. Copies of such prospectus, annual reports and semi-annual reports may be obtained without charge by writing to BlackRock Funds III, c/o SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, PA 19456, or by calling 1-800-768-2836 (toll-free).

-------
* Prior to December 1, 2009, BlackRock Fund Advisors was known as Barclays Global Fund Advisors ("BGFA").

                               TABLE OF CONTENTS

                                                                                    PAGE
                                                                                   -----
History of the Trust                                                                  1
Description of the Funds and their Investments and Risks                              1
   Investment Objectives and Policies                                                 1
   Master/Feeder Structure                                                            1
   Fundamental Investment Restrictions of the Funds                                   2
   Non-Fundamental Investment Restrictions of the Funds                               3
   Investments and Risks                                                              4
   Asset-Backed and Commercial Mortgage-Backed Securities                             5
   Bank Obligations                                                                   5
   Commercial Paper and Short-Term Corporate Debt Instruments                         6
   Floating-Rate and Variable-Rate Obligations                                        6
   Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions       6
   Funding Agreements                                                                 7
   Illiquid Securities                                                                7
   Investment Company Securities                                                      7
   Letters of Credit                                                                  7
   Loans of Portfolio Securities                                                      7
   Loan Participation Agreements                                                      8
   Mortgage Pass-Through Securities                                                   8
   Mortgage Securities                                                                9
   Municipal Securities                                                              10
   Non-U.S. Obligations                                                              10
   Participation Interests                                                           11
   Repurchase Agreements                                                             11
   Restricted Securities                                                             11
   Unrated Investments                                                               11
   U.S. Government Obligations                                                       12
   U.S. Treasury Obligations                                                         12
Portfolio Holdings Information                                                       12
   Service Providers                                                                 12
   Third-Party Feeder Funds                                                          13
   Securities and Exchange Commission Filings                                        13
   Other Public Disclosure                                                           13
   Approved Recipients                                                               14
Management                                                                           14
   Committees                                                                        22

                                                                                    PAGE
                                                                                   -----
   Beneficial Equity Ownership Information                                           23
   Ownership of Securities of Certain Entities                                       24
   Codes of Ethics                                                                   25
   Proxy Voting Policies of the Master Portfolios                                    25
   Shareholder Communication to the Board of Trustees                                25
   Compensation of Trustees                                                          26
Control Persons and Principal Holders of Securities                                  27
Investment Adviser and Other Service Providers                                       35
   Investment Adviser                                                                35
   Advisory Fees                                                                     35
   Administrator                                                                     36
   Distributor                                                                       37
   Custodian                                                                         38
   Transfer and Dividend Disbursing Agent                                            38
   Independent Registered Public Accounting Firm                                     38
   Legal Counsel                                                                     38
Determination of Net Asset Value                                                     38
Purchase, Redemption and Pricing of Shares                                           39
   Terms of Purchase and Redemption                                                  39
   In-Kind Purchases                                                                 39
   Suspension of Redemption Rights or Payment of Redemption Proceeds                 40
   Declaration of Trust Provisions Regarding Redemptions at Option of Trust          40
Portfolio Transactions                                                               40
   General                                                                           40
   Portfolio Turnover                                                                41
   Securities of Regular Broker-Dealers                                              41
   Frequent Trading of Fund Shares                                                   42
Distributions and Taxes                                                              42
   Qualification as a Regulated Investment Company                                   42
   Excise Tax                                                                        43
   Capital Loss Carry-Forwards                                                       43
   Investment Through the Master Portfolios                                          44
   Taxation of Fund Investments                                                      44
   Taxation of Distributions                                                         45
   Sales of Fund Shares                                                              46
   Foreign Taxes                                                                     46
   Federal Income Tax Rates                                                          46

                                                                                    PAGE
                                                                                   -----
   Back-Up Withholding                                                               46
   Tax-Deferred Plans                                                                46
   Foreign Shareholders                                                              46
Capital Stock                                                                        48
   Voting                                                                            48
   Dividends and Distributions                                                       48
   Master Portfolios                                                                 48
Additional Information on the Funds                                                  49
Financial Statements                                                                 49

History of the Trust

The Trust was organized on December 4, 2001 as a statutory trust under the laws of the State of Delaware. On August 21, 2001, the Board of Directors of Barclays Global Investors Funds, Inc. (the "Company") approved a proposal to redomicile the Company from a Maryland corporation to a Delaware statutory trust (the "Redomiciling"). Shareholders of the Company approved the Redomiciling on November 16, 2001. The Trust was established with multiple series, including the Funds, corresponding to, and having identical designations as, the Company's series. The Redomiciling was effected on January 11, 2002, at which time the Trust assumed the operations of the Company and adopted the Company's registration statement. Shortly thereafter, the Company was dissolved.

The Trust's principal office is located at 400 Howard Street, San Francisco, CA 94105. Each Fund invests all of its assets in a Master Portfolio of MIP (as shown below), which has substantially the same investment objective, policies and restrictions as the related Fund.

FUND                                          MASTER PORTFOLIO IN WHICH THE FUND INVESTS
--------------------------------------------  -------------------------------------------
       BlackRock Cash Funds: Prime            Prime Money Market Master Portfolio
       BlackRock Cash Funds: Institutional    Money Market Master Portfolio
       BlackRock Cash Funds: Government       Government Money Market Master Portfolio
       BlackRock Cash Funds: Treasury         Treasury Money Market Master Portfolio

The Trust consists of multiple series, including the Funds. Each series of the Trust issues shares in multiple classes, currently including SL Agency, Premium, Capital, Institutional, Select and Trust Shares, and with respect only to the BlackRock Cash Funds: Institutional, Aon Captives Shares. On August 14, 2002, the Trust's board of trustees (the "Board of Trustees" or the "Board") approved changing the name of the Institutional Money Market Fund's Distributor Shares to the "Aon Captives Shares."

On December 1, 2009, the Trust was renamed BlackRock Funds III and certain of its series were also renamed. Prime Money Market Fund was renamed BlackRock Cash Funds: Prime. Institutional Money Market Fund was renamed BlackRock Cash
Funds: Institutional. Government Money Market Fund was renamed BlackRock Cash
Funds: Government. Treasury Money Market Fund was renamed BlackRock Cash Funds:
Treasury.

Description of the Funds and their Investments and Risks

INVESTMENT OBJECTIVES AND POLICIES. The Trust is an open-end, series management investment company. Each Fund and Master Portfolio has adopted an investment objective and investment policies that may be fundamental or non-fundamental. Fundamental policies cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of such Fund or Master Portfolio, as the case may be. Non-fundamental policies may be changed without shareholder approval by the vote of a majority of the trustees of the Trust or MIP (the "Trustees"), as the case may be, at any time.

The Funds and the Master Portfolios in which they invest are diversified funds as defined in the 1940 Act. Each Fund's investment objective is set forth in its Prospectus. Each Fund's investment objective is non-fundamental and can be changed by the Trust's Board of Trustees without shareholder approval. The investment objective and investment policies of a Fund determine the types of portfolio securities in which the Fund invests, the degree of risk to which the Fund is subject and, ultimately, the Fund's performance. There can be no assurance that the investment objective of any Fund will be achieved.

MASTER/FEEDER STRUCTURE. Each Fund seeks to achieve its investment objective by investing all of its assets in a Master Portfolio of MIP. The Trust's Board of Trustees believes that under normal circumstances, none of the Funds or their shareholders will be adversely affected by investing Fund assets in a Master Portfolio. However, if a mutual fund or other investor redeems its interests from a Master Portfolio, the economic efficiencies (E.G., spreading fixed expenses over a larger asset base) that the Trust's Board of Trustees believes may be available through a Fund's investment in such Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could arise.

The fundamental policies of each Master Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of a Master Portfolio's outstanding interests. Whenever a Fund, as an interestholder of a Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, a Fund will either hold a meeting of its shareholders to consider such matters and cast its votes in proportion to the votes received from its shareholders (shares for which a Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders) or cast its votes, as an interestholder of the Master Portfolio, in proportion to the votes received by the Master Portfolio from all other interestholders of the Master Portfolio.

Certain policies of the Master Portfolios that are non-fundamental may be changed by vote of a majority of MIP's Trustees without interestholder approval. If a Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, a Fund may elect to change its objective or policies to correspond to those of the related Master Portfolio. Each Fund may redeem its interests from its Master Portfolio only if the Trust's Board of Trustees determines that such action is in the best interests of the Fund and its shareholders, for this or any other reason. Prior to such redemption, the Trust's Board of Trustees would consider alternatives, including whether to seek a new investment company with a matching investment objective in which to invest or retain its own investment adviser to manage the Fund's portfolio in accordance with its investment objective. In the latter case, a Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund.

FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS. The Funds are subject to the following investment restrictions, all of which are fundamental policies. Each Fund may not:

(1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit the Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (iii) investments in repurchase agreements collateralized by U.S. government securities; and further provided that, with respect to the BlackRock Cash Funds: Prime and the BlackRock Cash
      Funds: Institutional, the Fund reserves the right to concentrate in the obligations of domestic banks (as such term is interpreted by the Securities and Exchange Commission ("SEC") or its staff);

(2) Purchase the securities of any single issuer if, as a result, with respect to 75% of the Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of such issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Fund's cash or cash items, investments in U.S. government securities, or investments in securities of other investment companies;

(3) Borrow money or issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(4) Make loans to other parties, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(5) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment program may be deemed to be an underwriting; and provided further, that the purchase by the Fund of securities issued by an open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund shall not constitute an underwriting for purposes of this paragraph;

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); and

(7) Purchase or sell commodities, provided that: (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and

     (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

With respect to the fundamental policy relating to concentration set forth in paragraph (1) above, the 1940 Act does not define what constitutes "concentration" in an industry and it is possible that interpretations of concentration could change in the future. Accordingly, the policy in paragraph
(1) above will be interpreted to refer to concentration as that term may be interpreted from time to time. In this respect, and in accordance with SEC staff interpretations, the ability of the BlackRock Cash Funds: Prime and the BlackRock Cash Funds: Institutional to concentrate in the obligations of domestic banks means that these Funds are permitted to invest, without limit, in bankers' acceptances, certificates of deposit and other short-term obligations issued by (a) U.S. banks, (b) U.S. branches of foreign banks (in circumstances in which the U.S. branches of foreign banks are subject to the same regulation as U.S. banks), and (c) foreign branches of U.S. banks (in circumstances in which the Funds will have recourse to the U.S. bank for the obligations of the foreign branch).

The Trust has delegated to BFA the ability to determine the methodology used by the Master Portfolios to classify issuers by industry. BFA defines industries and classifies each issuer according to the industry in which the issuer conducts its principal business activity pursuant to its proprietary industry classification system. In classifying companies by industry, BFA may draw on its credit, research and investment resources and those of BlackRock Institutional Trust Company, N.A. ("BTC")** or its other affiliates, and BFA may (but need not) consider classifications by third-party industry classification systems. BFA believes that its system is reasonably designed so that issuers with primary economic characteristics that are materially the same are classified in the same industry. For example, asset-backed commercial paper may be classified in an industry based on the nature of the assets backing the commercial paper, and foreign banks may be classified in an industry based on the region in which they do business if BFA has determined that the foreign banks within that industry have primary economic characteristics that are materially the same.

A fund that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be more risky than a fund that does not concentrate in an industry. To the extent BFA's classification system results in broad categories, concentration risk may be decreased. On the other hand, to the extent it results in narrow categories, concentration risk may be increased.

With respect to paragraph (3) above, the 1940 Act currently allows each Fund to borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. With respect to paragraph (4) above, the 1940 Act and regulatory interpretations currently limit the percentage of each Fund's securities that may be loaned to one-third of the value of its total assets.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS. The Funds have adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without shareholder approval by a majority of the Trustees of the Trust at any time.

(1) Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder;

(2) Each Fund may not invest more than 10% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others,
      (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days;

(3) Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of a Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily; and

(4) Each Fund may not make investments for the purpose of exercising control or management; provided that a Fund may invest all of its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund, without regard to the limitations set forth in this paragraph.
-------
** Prior to December 1, 2009, BlackRock Institutional Trust Company, N.A. was known as Barclays Global Investors, N.A. ("BGI").

The BlackRock Cash Funds: Government and the BlackRock Cash Funds: Treasury have adopted the following investment restriction as a non-fundamental policy:

Each Fund will provide shareholders with at least 60 days' notice of any change to the Fund's non-fundamental policy to invest at least 80% of the Fund's assets in the types of securities described in the Fund's principal investment strategies. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

The BlackRock Cash Funds: Prime and the BlackRock Cash Funds: Institutional have adopted the following investment restrictions as non-fundamental policies:

(1) Each Fund may not purchase interests, leases, or limited partnership interests in oil, gas, or other mineral exploration or development programs.

(2) Each Fund may not write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof, except that the Fund may purchase securities with put rights in order to maintain liquidity.

(3) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions) or make short sales of securities.

Notwithstanding any other investment policy or restriction (whether or not fundamental), each Fund may (and does) invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies and limitations as the Fund.

The fundamental and non-fundamental investment restrictions for each Master Portfolio are identical to the corresponding investment restrictions described above for the Fund that invests in such Master Portfolio, except that, in the case of the Government and Treasury Money Market Master Portfolios, industry concentration restriction (1), proviso (iii) does not limit investments in repurchase agreements collateralized by securities issued or guaranteed by the U.S., its agencies or instrumentalities.

INVESTMENTS AND RISKS. To the extent set forth in this SAI, each Fund, through its investment in a related Master Portfolio, may invest in the securities described below. To avoid the need to refer to both the Funds and the Master Portfolios in every instance, the following sections generally refer to the Funds only.

The assets of each Fund consist only of obligations maturing within 397 calendar days from the date of acquisition (as determined in accordance with the regulations of the SEC), and the dollar-weighted average maturity of a Fund may not exceed 90 days. Under normal circumstances, the BlackRock Cash Funds:
Prime, the BlackRock Cash Funds: Government and the BlackRock Cash Funds:
Treasury expect to maintain a dollar-weighted average portfolio maturity of 60 days or less. The securities in which each Fund invests may not yield as high a level of current income as may be achieved from securities with less liquidity and less safety. There can be no assurance that a Fund's investment objective will be realized as described in its Prospectus.

Under normal circumstances, the BlackRock Cash Funds: Treasury invests at least 80% of its assets in U.S. Treasury obligations, repurchase agreements with regard to U.S. Treasury obligations and/or other money market funds that have substantially the same investment objective and strategies as the Fund. Under normal circumstances, the BlackRock Cash Funds: Government invests at least 80% of its assets in certain obligations of the U.S. government, its agencies and instrumentalities, repurchase agreements with regard to such obligations and/or other money market funds that have substantially the same investment objective and strategies as the Fund. The BlackRock Cash Funds: Treasury and the BlackRock Cash Funds: Government may each invest up to 20% of their respective assets in any securities and other instruments in which money market funds are permitted to invest in accordance with Rule 2a-7 of the 1940 Act. Practices described below also apply to the BlackRock Cash Funds: Treasury and the BlackRock Cash Funds: Government.

The BlackRock Cash Funds: Prime and the BlackRock Cash Funds: Institutional may invest in any of the instruments or engage in any practice described below.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES. The Funds may invest in asset-backed and commercial mortgage-backed securities. Asset-backed securities are securities backed by installment contracts, credit-card receivables or other assets. Commercial mortgage-backed securities are securities backed by commercial real estate properties. Both asset-backed and commercial mortgage-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made on a regular basis. The payments are, in effect, "passed through" to the holder of the securities (net of any fees paid to the issuer or guarantor of the securities). The average life of asset-backed and commercial mortgage-backed securities varies with the maturities of the underlying instruments and, as a result of prepayments, can often be shorter or longer (as the case may be) than the original maturity of the assets underlying the securities. For this and other reasons, an asset-backed and commercial mortgage-backed security's stated maturity may be shortened or extended, and the security's total return may be difficult to predict precisely. The Funds may invest in such securities up to the limits prescribed by Rule 2a-7 and other provisions of or under the 1940 Act. Changes in liquidity of these securities may result in significant, rapid and unpredictable changes in prices for credit-linked securities. Also see "Mortgage Pass-Through Securities" and "Mortgage Securities."

BANK OBLIGATIONS. The Funds may invest in bank obligations, including certificates of deposit ("CDs"), time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic branches of foreign banks, domestic savings and loan associations and other banking institutions. Certain bank obligations may benefit from existing or future governmental debt guarantee programs.

CDs are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits ("TDs") are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. TDs that may be held by the Funds will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC").

Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed-, floating- or variable-
                                                                interest rates.

Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Funds are insured by the FDIC (although such insurance may not be of material benefit to a Fund, depending on the principal amount of the CDs of each bank held by the Fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Funds generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts that they can loan to a single borrower and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and TDs, may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and/or governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on amounts realized on the obligations. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by federal or state regulation, as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

In addition, federal branches licensed by the Comptroller of the Currency and branches licensed by certain states may be required to: (1) pledge to the appropriate regulatory authority, by depositing assets with a designated bank within the relevant state, a certain percentage of their assets as fixed from time to time by such regulatory authority; and (2) maintain assets within the relevant state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT INSTRUMENTS. The Funds may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and usually has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between a Fund, as lender, and the borrower. The interest on these notes varies pursuant to the arrangements between the Fund and the borrower. Both the borrower and the Fund have the right to vary the amount of the outstanding indebtedness on the notes. BFA monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Funds also may invest in non-convertible corporate debt securities (E.G., bonds and debentures) with not more than thirteen months remaining to maturity at the date of settlement. A Fund will invest only in such corporate bonds and debentures that are deemed appropriate by BFA in accordance with Rule 2a-7 under the 1940 Act. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. BFA will consider such an event in determining whether the Fund should continue to hold the obligation. To the extent the Fund continues to hold the obligation, it may be subject to additional risk of default.

FLOATING-RATE AND VARIABLE-RATE OBLIGATIONS. The Funds may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. The floating-rate and variable-rate instruments that the Funds may purchase include certificates of participation in such instruments. The interest rate adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating-rate and variable-rate instruments are subject to interest rate risk and credit risk.

The Funds may purchase floating-rate and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, as defined in accordance with Rule 2a-7 and the 1940 Act. Variable-rate demand notes including master demand notes are demand obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between a Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

These obligations are direct lending arrangements between the lender and borrower. There may not be an established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a Fund may invest in obligations that are not so rated only if BFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which a Fund may invest. BFA considers on an ongoing basis the creditworthiness of the issuers of the floating-rate and variable-rate demand obligations in a Fund's portfolio.

FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED-DELIVERY
TRANSACTIONS. The Funds may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines or the value of the security to be sold increases before the settlement date. Although the Funds will generally purchase securities with the intention of acquiring them, the Funds may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by BFA.

FUNDING AGREEMENTS. The Funds may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed-, variable- or floating-interest rate that is based on an index and guaranteed for a fixed time period. The Funds will purchase short-term funding agreements only from banks and insurance companies. The Funds may also purchase Guaranteed Investment Contracts.

The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Funds may be treated as illiquid. If a funding agreement is determined to be illiquid it will be valued at its fair market value as determined by procedures approved by the Board of Trustees. Valuation of illiquid indebtedness involves a greater degree of judgment in determining the value of each Fund's assets than if the value were based on available market quotations.

ILLIQUID SECURITIES. Each Fund may invest in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating-rate and variable-rate demand obligations as to which the Fund cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market, and repurchase agreements providing for settlement more than seven days after notice.

INVESTMENT COMPANY SECURITIES. Each Fund may invest in shares of open-end investment companies, including investment companies that are affiliated with the Funds and BFA, that invest exclusively in high-quality short-term securities to the extent permitted under the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder; provided, however, that a Fund, if it has knowledge that its beneficial interests are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act, will not acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on
Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. Other investment companies in which a Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund. A Fund may also purchase shares of exchange listed closed-end funds to the extent permitted under the 1940 Act. Under the 1940 Act, a Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company, and (iii) 10% of the Fund's total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, each Fund may invest its assets in securities of investment companies that are money market funds, including those advised by BFA or otherwise affiliated with BFA, in excess of the limits discussed above.

LETTERS OF CREDIT. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) that the Funds may purchase may be backed by an unconditional and irrevocable letter of credit issued by a bank, savings and loan association or insurance company that assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies that, in the opinion of BFA, are of comparable quality to issuers of other permitted investments of the Funds may be used for letter of credit-backed investments.

LOANS OF PORTFOLIO SECURITIES./1/ Each Fund may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with BFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned plus any accrued interest. A Fund may terminate a loan at any time and obtain the return of the securities loaned. Each Fund is entitled to receive the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of each lending Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

Securities lending involves exposure to certain risks, including operational risk (I.E., the risk of losses resulting from problems in the settlement and accounting process), "gap" risk (I.E., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return a Fund's securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.

-------
(1) Note that "Loans of Portfolio Securities" describes lending of securities by the Funds/Master Portfolios. The SL Agency Shares of the Funds are designed, among other things, for the investment of cash collateral provided by borrowers to lenders of securities for which BTC acts as securities lending agent.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to a securities lending agent who administers the lending program in accordance with guidelines approved by the Trust's Board of Trustees. BTC acts as securities lending agent for the Funds subject to the overall supervision of BFA. BTC receives a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

LOAN PARTICIPATION AGREEMENTS. Each Fund may purchase interests in loan participations that typically represent direct participation in a loan to a corporate borrower, and generally are offered by an intermediary bank or other financial institution or lending syndicate. Under these loan participation arrangements, a Fund will have the right to receive payments of principal, interest and any fees to which it is entitled from the bank selling the loan participation upon receipt by the bank of the payments from the borrower. The borrower in the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank that sold the loan participation. Such loans must be made to issuers in whose obligations the Funds may invest.

Because the bank issuing the loan participation does not guarantee the participation in any way, the participation is subject to the credit risks associated with the underlying corporate borrower. In addition, it may be necessary under the terms of the loan participation for the Funds to assert their rights against the underlying corporate borrower in the event that the underlying corporate borrower should fail to pay principal and interest when due. Thus, the Funds could be subject to delays, expenses, and risks that are greater than those that would have been involved if the Funds had purchased a direct obligation of the borrower. Moreover, under the terms of the loan participation, the Funds may be regarded as creditors of the issuing bank (rather than of the underlying corporate borrower), so that the Funds also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the issuing bank.

The secondary market, if any, for these loan participation interests is limited; thus, such participations purchased by the Funds may be treated as illiquid. If a loan participation is determined to be illiquid, it will be valued at its fair market value as determined by procedures approved by the Board of Trustees. Valuation of illiquid indebtedness involves a greater degree of judgment in determining the value of each Fund's assets than if the value were based on available market quotations.

MORTGAGE PASS-THROUGH SECURITIES. Each Fund may invest in mortgage pass-through securities, which are a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government entities or U.S. government-sponsored enterprises including: the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a "pool" consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a PRO RATA share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans.

The Funds may, to the extent permitted by Rule 2a-7 under the 1940 Act, invest in mortgage securities issued by private non-government entities. Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities or government-sponsored enterprises. The performance of privately-issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information enabling investors to evaluate the practices of these mortgage originators.

In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate and investors in mortgage securities issued by government entities, government-sponsored enterprises or non-government entities may have to accept less favorable interest rates or other terms on the mortgages underlying these securities. Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Should the government adopt new laws providing mortgage borrowers with additional rights to renegotiate interest rates, alter terms, obtain orders to modify their mortgage terms through the bankruptcy courts, or otherwise allow borrowers to modify or restructure existing mortgages, this may negatively impact mortgage securities. Although mortgage securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate. Non-government mortgage securities may be subject to greater price changes than government issues.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows and value of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome. For these and other reasons, the Funds may obtain exposure to U.S. agency mortgage pass-through securities primarily through the use of "to-be-announced" or "TBA" transactions. "TBA" refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines that establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to the settlement date. The Funds may use TBA transactions in several ways. For example, the Funds may regularly enter into TBA agreements and "roll over" such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a "TBA roll." In a TBA roll, a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, a Fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Funds will enter into TBA transactions only with established counterparties (such as major broker-dealers) and BFA will monitor the creditworthiness of such counterparties. The use of TBA rolls may cause the Funds to experience higher portfolio turnover and to pay higher capital gain distributions, which may result in larger amounts of short-term capital gains allocable to shareholders.

MORTGAGE SECURITIES. Mortgage securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage security is an obligation of the issuer that is backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage securities, such as collateralized mortgage obligations, make payments of both principal and interest at a range of specified intervals; others make semi-annual interest payments at a pre-determined rate and repay principal at maturity (like a typical bond). Mortgage securities are based on different types of mortgages, including those on commercial real estate or residential properties. Stripped mortgage securities are created when the interest and principal components of a mortgage security are separated and sold as individual securities. In the case of a stripped mortgage security, the holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying mortgage.

The value of mortgage securities may change due to shifts in the market's perception of the creditworthiness of issuers and changes in interest rates or liquidity. The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Mortgage securities issued by non-government entities may be subject to greater credit risk than those issued by government entities. The performance of privately-issued mortgage securities may depend on the integrity and competence of the institutions that originate the underlying mortgages, yet investors in these mortgage securities may have only limited access to information required to evaluate the practices of these mortgage originators. In order to prevent defaults by troubled mortgage borrowers, the sponsors of mortgage securities may have to renegotiate and investors in mortgage a securities may have to accept less favorable interest rates or other terms on the mortgages underlying these securities. Unanticipated mortgage defaults or renegotiations of mortgage terms are likely to depress the prices of related mortgage securities. Although mortgage securities may be supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Guarantees, insurance and other forms of credit enhancement supporting mortgage securities may also be insufficient to cover all losses on underlying mortgages if mortgage borrowers default at a greater than expected rate.

Non-government mortgage securities may be subject to greater price changes than government issues. Mortgage securities are subject to prepayment risk. Prepayment risk is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing the investor to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The prices of stripped mortgage securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage securities. In addition, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations. Also see "Asset-Backed and Commercial Mortgage-Backed Securities" and "Mortgage Pass-Through Securities."

MUNICIPAL SECURITIES. Each Fund may invest in municipal securities. Municipal securities are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of a municipal security issuer to make payments on that security could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower-rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. Municipal securities in which the Funds may invest include, but are not limited to, municipal lease obligations and securities issued by entities whose underlying assets are municipal bonds. There is no guarantee that income from municipal securities will be exempt from federal and state taxes. Changes in federal or state tax treatment of municipal securities may make municipal securities less attractive as investments or cause them to lose value.

Each Fund will invest in high-quality, long-term municipal bonds, municipal notes and short-term commercial paper with remaining maturities not exceeding 397 calendar days.

NON-U.S. OBLIGATIONS. The Funds may invest in certain securities of non-U.S. issuers. Investing in the securities of non-U.S. issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or potentially confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in non-U.S. countries, potential restrictions of the flow of international capital and transaction costs of foreign currency conversions. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy with respect to growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.
The Funds may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by BFA to be of comparable quality to the other obligations in which the Funds may invest. The Funds may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank and the InterAmerican Development Bank. The percentage of each Fund's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

PARTICIPATION INTERESTS. Each Fund may invest in participation interests in any type of security in which the Fund may invest. A participation interest gives the Fund an undivided interest in the underlying securities in the proportion that the Fund's participation interest bears to the total principal amount of the underlying securities.

REPURCHASE AGREEMENTS. The Funds may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (I.E., the Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by each Fund but only to constitute collateral for the seller's obligation to pay the repurchase price, and, in the event of a default by the seller, each Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

In any repurchase transaction, the collateral for a repurchase agreement may include (i) cash items; (ii) obligations issued by the U.S. Government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are rated in the highest category generally by at least two nationally recognized statistical rating organizations ("NRSRO"), or, if unrated, determined to be of comparable quality by BFA. Collateral, however, is not limited to the foregoing and may include for example obligations rated below the highest category by NRSROs. Collateral for a repurchase agreement may also include securities that a Fund could not hold directly without the repurchase obligation. Irrespective of the type of collateral underlying the repurchase agreement, in the case of a repurchase agreement entered into by a money market fund, the repurchase obligation of a seller must involve minimal credit risk to a Fund, and otherwise satisfy credit quality standards set forth in the Fund's Rule 2a-7 Procedures.

Repurchase agreements pose certain risks for a Fund that utilizes them. Such risks are not unique to the Fund but are inherent in repurchase agreements. The Funds seek to minimize such risks but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty's repurchase obligation, the Fund would retain the status of an unsecured creditor of the counterparty (I.E., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction.

RESTRICTED SECURITIES. Restricted securities are subject to legal restrictions on their sale. Difficulty in selling restricted securities may result in a loss or be costly to the Funds. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, as amended, or in a registered public offering. Where registration is required, the restricted security's holder may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time the holder decides to seek registration and the time the holder may be permitted to sell the security under an effective registration statement. If, during that period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

UNRATED INVESTMENTS. Each Fund may purchase instruments that are not rated if, in the opinion of BFA, such obligations are of an investment quality that is comparable to other rated investments that are permitted for purchase by a Fund, and they are purchased in accordance with the Trust's procedures adopted by the Trust's Board of Trustees in accordance with Rule 2a-7 under the 1940 Act. Such procedures require approval or ratification by the Board of Trustees of the purchase of unrated securities. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require an immediate sale of such security by a Fund provided that, when a security ceases to be rated, BFA determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, BFA finds that the sale of such security would not be in a Fund's shareholders' best interests.

To the extent the ratings given by a NRSRO may change as a result of changes in such organization or its rating systems, the Funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and this SAI.

U.S. GOVERNMENT OBLIGATIONS. Each Fund may invest in U.S. government obligations, including securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Ginnie Mae certificates), or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Fannie Mae notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations are direct obligations of the U.S. government that are backed by the full faith and credit of the United States. U.S. Treasury obligations include, among other things, U.S. Treasury bills, notes, bonds, and the separately traded principal and interest components of securities guaranteed or issued by the U.S. Treasury if such components are traded independently under the Separate Trading of Registered Interest and Principal of Securities Program.

Portfolio Holdings Information

The Boards of Trustees of the Trust and MIP have adopted a policy regarding the disclosure of portfolio holdings information that requires that such information be disclosed in a manner that (a) is consistent with applicable legal requirements and in the best interests of each Fund's and Master Portfolio's respective shareholders or interestholders, as applicable; (b) does not put the interests of the Investment Adviser, the Trust's distributor, SEI Investments Distribution Co. (the "Distributor" or "SEI"), or any affiliated person of the Funds, the Master Portfolios, the Investment Adviser or the Distributor, above those of the Trust's shareholders and the Master Portfolios' interestholders; (c) does not advantage any current or prospective Fund shareholders or Master Portfolio interestholders over any other current or prospective Fund shareholders or Master Portfolio interestholders; and (d) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements and/or control mechanisms (such as by virtue of duties to the Funds or the Master Portfolios) limiting the use of such information are in effect. None of the Funds, the Master Portfolios, the Investment Adviser or BTC receive any compensation or other consideration in connection with the disclosure of portfolio holdings information pursuant to the arrangements described below.

The policy described herein only relates to the disclosure of portfolio holdings information of the Funds and the Master Portfolios.

SERVICE PROVIDERS. Daily access to information concerning portfolio holdings is permitted, without any lag between the date of the information and the date on which such information is disclosed, (i) to personnel of the Investment Adviser who manage the Master Portfolios' assets ("Portfolio Managers") or who provide administrative, operational, risk management, or other support to the Portfolio Managers ("Support Staff"), and (ii) to other personnel of the Investment Adviser and the Trust's and Master Portfolios' service providers, such as BTC, State Street Bank and Trust Company ("State Street") and SEI, who deal directly with, or assist in, functions related to investment management, administration, custody, and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Master Portfolios and the Funds and the terms of their respective current registration statements. Portfolio Managers and Support Staff may also release and discuss portfolio holdings information with various broker-dealers, including broker-dealers affiliated with the Investment Adviser, in connection with managing the Master Portfolios' assets and settling the Master Portfolios' transactions, as may be necessary to conduct business in the ordinary course in a manner consistent with agreements with the Master Portfolios and the Funds and the terms of their respective current registration statements.

From time to time, portfolio holdings information may also be provided, in the ordinary course of business without any lag between the date of the information and the date on which such information is disclosed (provided that such information is provided no earlier than the close of trading on the same business day as the date of such information), to other persons and entities, including, among others, the Trust's and MIP's Trustees; the auditors of the Funds and the Master Portfolios; counsel to the Trust or MIP, and counsel to the Trustees who are not "interested persons" of the Trust or MIP (as such term is defined in the 1940 Act) (the "Independent Trustees"); pricing service vendors; proxy voting service providers; financial printers; regulatory authorities; stock exchanges and other listing organizations; rating or ranking organizations; or as otherwise required by law or regulation. The following is a list, as of _____, 2010, of all such persons and entities with which the Funds and the Master Portfolios have ongoing arrangements to provide portfolio holdings information: Moody's(Reg. TM) Investors Service, Inc., Lipper, Inc. and Morningstar, Inc., as the rating organizations for certain of the Master Portfolios; and Interactive Data Corp. and Reuters, as pricing services for the Master Portfolios. Such information is generally provided the first business day following month-end. Any additions, modifications or deletions to the foregoing list that have occurred since _____, 2010 are not reflected. Generally, the above persons and entities are subject to duties of confidentiality arising under law or contract that the Boards of Trustees of the Trust and MIP believe provide an adequate safeguard for such information.

THIRD-PARTY FEEDER FUNDS. Each Master Portfolio provides portfolio holdings information to the sponsors, administrators or other service providers for feeder funds sponsored by institutions not affiliated with BFA that invest in such Master Portfolio (each, a "third-party feeder fund") as may be necessary to (i) conduct business of the third-party feeder funds in the ordinary course in a manner consistent with agreements with the third-party feeder funds and the terms of the Master Portfolio's current registration statement, or (ii) satisfy legal requirements applicable to the third-party feeder funds. Such portfolio holdings information may be provided without any lag between the date of the information and the date on which such information is disclosed. Each third-party feeder fund is subject to the terms and duties of confidentiality of its own portfolio holdings disclosure policy as adopted by its board of directors or trustees (which policy may be different than the Trust's and MIP's policy described herein), and none of BFA, BTC or the Board of Trustees of the Trust or MIP exercises control over any third-party feeder fund's policies. The following is a list, as of _____, 2010, of third-party feeder funds and their service providers with which the Master Portfolios have ongoing arrangements to provide portfolio holdings information: Hewitt Money Market Fund, Hewitt Series Trust, Hewitt Financial Services LLC, PayPal Money Market Fund, PayPal Funds, and PayPal Asset Management, Inc. Such information is generally provided within five business days following month-end. Any additions, modifications or deletions, to the foregoing list that have occurred since _____, 2010 are not reflected.

In addition to the Funds, each Master Portfolio provides portfolio holdings information to the administrators or other service providers for other feeder funds sponsored by BTC or institutions affiliated with BFA that invest in such Master Portfolio as may be necessary to (i) conduct business of such feeder funds in the ordinary course in a manner consistent with arrangements with the feeder funds and the terms of the Master Portfolio's current registration statement, or (ii) satisfy legal requirements applicable to the feeder funds. Such portfolio holdings information may be provided without any lag between the date of the information and the date on which such information is disclosed. Each feeder fund is subject to the terms and duties of confidentiality applicable to its own portfolio holdings (which may be different than the Trust's and MIP's policy described herein). The following is a list, as of _____, 2010, of such feeder funds: BlackRock Cayman Prime Money Market Fund, Ltd. and BlackRock Cayman Treasury Money Market Fund Ltd. From time to time, portfolio holdings information may be provided, in the ordinary course of business without any lag between the date of the information and the date on which such information is disclosed (provided that such information is provided no earlier than the close of trading on the same business day as the date of such information) to these feeder funds. Any additions, modifications or deletions to the foregoing list that have occurred since _____, 2010 are not reflected.

BFA, BTC and the Master Portfolios may also provide portfolio holdings information to the sponsors, administrators or other service providers for a potential third-party feeder fund to the extent necessary for such entities to evaluate a potential investment in the relevant Master Portfolio, subject to appropriate confidentiality arrangements limiting the use of such information to that purpose.

SECURITIES AND EXCHANGE COMMISSION FILINGS. Each Fund will disclose its complete portfolio holdings schedule in public filings with the SEC on a quarterly basis, based on such Fund's fiscal year, within 70 days after the end of the calendar quarter, and will provide that information to shareholders, as required by federal securities laws and regulations thereunder.

OTHER PUBLIC DISCLOSURE. A Fund or its related Master Portfolio may voluntarily disclose portfolio holdings information in advance of required filings with the SEC to persons and entities that make such information generally available to interested persons, such as institutional investors and their advisers and representatives. These persons and entities may make such information available through a variety of methods, including without limitation via websites, e-mail and other forms of publication. Such portfolio holdings information may be provided without any lag between the date of the information and the date on which such information is disclosed, provided that such information is provided no earlier than the close of trading on the same business day as the date of such information. No conditions or restrictions are placed on the use of such information because the Funds and the Master Portfolios intend that the persons and entities to which such information is provided will make such information generally available to all interested persons. The following is a list, as of _____, 2010, of all such persons and entities with which the Funds or the Master Portfolios have ongoing arrangements to provide portfolio holdings information and the frequency with which such information is provided: iMoneyNet (weekly) and Bloomberg (monthly). Any additions, modifications or deletions to the foregoing list that have occurred since _____, 2010 are not reflected.

APPROVED RECIPIENTS. The Trust's and the MIP's Chief Compliance Officer may also authorize disclosure of portfolio holdings information to approved recipients pursuant to the above policy.

The Boards of Trustees of the Trust and MIP review the above policy and the procedures with respect to the disclosure of portfolio holdings information at least annually. There can be no assurance that the Trust's and MIP's policy and procedures with respect to disclosure of portfolio holdings information will prevent the misuse of such information by persons that receive such information.

Management

The Board of Trustees of the Trust (the "Board") consists of thirteen individuals (each, a "Trustee"), eleven of whom are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees"). The same individuals serve on the Board of Trustees of the MIP. The registered investment companies advised by BFA or its affiliates (the "BlackRock-advised Funds") are organized into one complex of closed-end funds, two complexes of open-end funds (the Equity-Liquidity Complex and the Equity- Bond Complex) and one complex of exchange-traded funds (each, a "BlackRock Fund Complex"). The Trust is included in the BlackRock Fund Complex referred to as the Equity-Liquidity Complex. The Trustees also oversee as board members the operations of the other open-end registered investment companies included in the Equity-Liquidity Complex. The address for each Trustee and Officer is Park Avenue Plaza, 40 East 52nd Street, New York, NY 10055.

The Board has overall responsibility for the oversight of the Trust and the Funds. The Co-Chairs of the Board are Independent Trustees, and the Chair of each Board committee (each, a "Committee") is an Independent Trustee. The Board has five standing Committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee. The Board also has one ad hoc committee, the Joint Product Pricing Committee. The role of the Co-Chairs of the Board is to preside at all meetings of the Board, and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Chair of each Committee performs a similar role with respect to the Committee. The Co-Chairs of the Board or the Chair of a Committee may also perform such other functions as may be delegated by the Board or the Committee from time to time. The Independent Trustees meet regularly outside the presence of Trust management, in executive session or with other service providers to the Trust and the Funds. The Board has regular meetings five times a year, and may hold special meetings if required before its next regular meeting. Each Committee meets regularly to conduct the oversight functions delegated to that Committee by the Board and reports its findings to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board's leadership structure is appropriate because it allows the Board to exercise independent judgment over management and to allocate areas of responsibility among Committees and the full Board to enhance effective oversight.

The Board has engaged BFA to manage the Funds on a day-to-day basis. The Board is responsible for overseeing BFA, other service providers, the operations of the Funds and associated risk in accordance with the provisions of the 1940 Act, state law, other applicable laws, the Trust's charter, and the Funds' investment objectives and strategies. The Board reviews, on an ongoing basis, the Funds' performance, operations, and investment strategies and techniques. The Board also conducts reviews of BFA and its role in running the operations of the Funds.

Day-to-day risk management with respect to the Funds is the responsibility of BFA or of subadvisers or other service providers (depending on the nature of the risk), subject to the supervision of BFA. The Funds are subject to a number of risks, including investment, compliance, operational and valuation risks, among others. While there are a number of risk management functions performed by BFA and the subadvisers or other service providers, as applicable, it is not possible to eliminate all of the risks applicable to the Funds. Risk oversight forms part of the Board's general oversight of the Funds and is addressed as part of various Board and Committee activities. The Board, directly or through a Committee, also reviews reports from, among others, management, the independent registered public accounting firm for the Funds, subadvisers, and internal auditors for the investment adviser or its affiliates, as appropriate, regarding risks faced by the Funds and management's or the service provider's risk functions. The Committee system facilitates the timely and efficient consideration of matters by the Trustees, and facilitates effective oversight of compliance with legal and regulatory requirements and of the Funds' activities and associated risks. The Board has appointed a Chief Compliance Officer, who oversees the implementation and testing of the Funds' compliance program and reports to the Board regarding compliance matters for the Funds and their service providers. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The members of the Audit Committee are Kenneth L. Urish (Chair), Herbert I. London and Frederick W. Winter, all of whom are Independent Trustees. The principal responsibilities of the Audit Committee are to approve the selection, retention, termination and compensation of the Trust's independent registered public accounting firm (the "independent auditors") and to oversee the independent auditors' work. The Audit Committee's responsibilities include, without limitation, to (1) evaluate the qualifications and independence of the independent auditors; (2) approve all audit engagement terms and fees for each Fund; (3) review the conduct and results of each independent audit of each Fund's financial statements; (4) review any issues raised by the independent auditors or Trust management regarding the accounting or financial reporting policies and practices of each Fund and the internal controls of each Fund and certain service providers; (5) oversee the performance of each Fund's internal audit function provided by its investment adviser, administrator, pricing agent or other service provider; (6) discuss with Trust management its policies regarding risk assessment and risk management and (7) resolve any disagreements between Trust management and the independent auditors regarding financial reporting. The Board has adopted a written charter for the Audit Committee. During the fiscal year ended December 31, 2009, the Audit Committee met one time.

The members of the Governance and Nominating Committee (the "Governance Committee") are Dr. Matina Horner (Chair), Cynthia A. Montgomery and Robert C. Robb, Jr., all of whom are Independent Trustees. The principal responsibilities of the Governance Committee are to (1) identify individuals qualified to serve as Independent Trustees of the Trust and recommend Independent Trustee nominees for election by shareholders or appointment by the Board; (2) advise the Board with respect to Board composition, procedures and committees (other than the Audit Committee); (3) oversee periodic self-assessments of the Board and committees of the Board (other than the Audit Committee); (4) review and make recommendations regarding Independent Trustee compensation; and (5) monitor corporate governance matters and develop appropriate recommendations to the Board. The Governance Committee may consider nominations for the office of Trustee made by Fund shareholders as it deems appropriate. Fund shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Board has adopted a written charter for the Governance Committee. During the fiscal year ended December 31, 2009, the Governance Committee met one time.

The members of the Compliance Committee are Joseph P. Platt, Jr. (Chair), Cynthia A. Montgomery and Robert C. Robb, Jr., all of whom are Independent Trustees. The Compliance Committee's purpose is to assist the Board in fulfilling its responsibility to oversee regulatory and fiduciary compliance matters involving the Trust, the Fund-related activities of BlackRock and the Trust's third party service providers. The Compliance Committee's responsibilities include, without limitation, to (1) oversee the compliance policies and procedures of the Trust and its service providers and recommend changes or additions to such policies and procedures; (2) review information on and, where appropriate recommend policies concerning, the Trust's compliance with applicable law; and (3) review reports from, oversee the annual performance review of, and make certain recommendations regarding the Trust's Chief Compliance Officer. The Board has adopted a written charter for the Compliance Committee. During the fiscal year ended December 31, 2009, the Compliance Committee met two times.

The members of the Performance Oversight and Contract Committee (the "Performance Oversight Committee") are David O. Beim (Chair), Toby Rosenblatt (Vice Chair), Ronald W. Forbes and Rodney D. Johnson, all of whom are Independent Trustees. The Performance Oversight Committee's purpose is to assist the Board in fulfilling its responsibility to oversee each Fund's investment performance relative to its agreed-upon performance objectives and to assist the Independent Trustees in their consideration of investment advisory agreements. The Performance Oversight Committee's responsibilities include, without limitation, to (1) review each Fund's investment objectives, policies and practices and each Fund's investment performance; (2) review personnel and resources devoted to management of each Fund and evaluate the nature and quality of information furnished to the Performance Oversight Committee; (3) recommend any required action regarding change in fundamental and non-fundamental investment policies and restrictions, fund mergers or liquidations; (4) request and review information on the nature, extent and quality of services provided to the shareholders; and (5) make recommendations to the Board concerning the approval or renewal of investment advisory agreements. The Board has adopted a written charter for the Performance Oversight Committee. During the fiscal year ended December 31, 2009, the Performance Oversight Committee met one time.

The Boards of the Equity-Liquidity Complex, the Equity-Bond Complex and the closed- end BlackRock Fund Complex, established the ad hoc Joint Product Pricing Committee (the "Product Pricing Committee") comprised of eight members drawn from the independent board members serving on the boards of these BlackRock Fund Complexes. Ronald W. Forbes and Rodney D. Johnson are members of the Product Pricing Committee representing the Equity-Liquidity Complex. One independent board member representing the closed- end BlackRock Fund Complex and five independent board members representing the Equity-Bond Complex serve on the Product Pricing Committee. The Product Pricing Committee is chaired by an independent board member from the Equity-Bond Complex. The purpose of the Product Pricing Committee is to review the components and pricing structure of the non-money market funds in the BlackRock Fund Complexes. The Product Pricing Committee was formed on June 4, 2009, and for the period from June 4, 2009 to December 31, 2009, the Product Pricing Committee met [__] times.

The members of the Executive Committee are Ronald W. Forbes and Rodney D. Johnson, both of whom are Independent Trustees, and Richard S. Davis, who serves as an interested Trustee. The principal responsibilities of the Executive Committee are to (1) act on routine matters between meetings of the Board; (2) act on such matters as may require urgent action between meetings of the Board; and (3) exercise such other authority as may from time to time be delegated to the Executive Committee by the Board. The Board has adopted a written charter for the Executive Committee. During the fiscal year ended December 31, 2009, the Executive Committee met one time.

The Governance Committee has adopted a statement of policy that describes the experience, qualifications, skills and attributes that are necessary and desirable for potential Independent Trustee candidates (the "Statement of Policy"). The Board believes that each Independent Trustee satisfied, at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. Furthermore, in determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, skills, attributes and qualifications, which allow the Board to operate effectively in governing the Trust and protecting the interests of shareholders. Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Trust's investment adviser, sub-advisers, other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties as Trustees. Each Trustee's ability to perform his or her duties effectively is evidenced by his or her educational background or professional training; business, consulting, public service or academic positions; experience from service as a board member of the Trust and the other funds in the BlackRock Fund Complex (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; ongoing commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout the years; or other relevant life experiences. Information about the specific experience, skills, attributes and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a Trustee of the Trust, is provided below, in "Biographical Information."

Certain biographical and other information relating to the Trustees of the Trust is set forth below, including their age, their principal occupations for at least the last five years, the length of time served, the total number of investment companies and portfolios overseen in the BlackRock-advised funds and any public directorships.

                                                                                                NUMBER OF
                                                                                               BLACKROCK-
                                                                                                 ADVISED
                                                                                               REGISTERED
                                                                                               INVESTMENT
                                                                                                COMPANIES
                                                                                                 ("RICS"
                                                                                              CONSISTING OF
                                                                                               INVESTMENT
                              POSITION(S)      LENGTH OF                                       PORTFOLIOS
            NAME               HELD WITH          TIME           PRINCIPAL OCCUPATION(S)     ("PORTFOLIOS")      PUBLIC
           AND AGE             THE TRUST       SERVED/2/         DURING PAST FIVE YEARS         OVERSEEN      DIRECTORSHIPS
---------------------------- ------------- ----------------- ------------------------------ ---------------- --------------
INDEPENDENT TRUSTEES/1/

David O. Beim/3/             Trustee       2009 to present   Professor of Finance and       36 RICs          None
(69)                                                         Economics at the Columbia      consisting of
                                                             University Graduate School     106 Portfolios
                                                             of Business since 1991;
                                                             Trustee, Phillips Exeter
                                                             Academy since 2002;
                                                             Chairman, Wave Hill, Inc.
                                                             (public garden and cultural
                                                             center) from 1990 to 2006.

Ronald W. Forbes/4/          Trustee       2009 to present   Professor Emeritus of          36 RICs          None
(69)                                                         Finance, School of Business,   consisting of
                                                             State University of New York   106 Portfolios
                                                             at Albany since 2000.


                                                                                                NUMBER OF
                                                                                               BLACKROCK-
                                                                                                 ADVISED
                                                                                               REGISTERED
                                                                                               INVESTMENT
                                                                                                COMPANIES
                                                                                                 ("RICS"
                                                                                              CONSISTING OF
                                                                                               INVESTMENT
                              POSITION(S)      LENGTH OF                                       PORTFOLIOS
            NAME               HELD WITH          TIME           PRINCIPAL OCCUPATION(S)     ("PORTFOLIOS")         PUBLIC
           AND AGE             THE TRUST       SERVED/2/         DURING PAST FIVE YEARS         OVERSEEN        DIRECTORSHIPS
---------------------------- ------------- ----------------- ------------------------------ ---------------- -------------------
Dr. Matina S. Horner/5/      Trustee       2009 to present   Executive Vice President of    36 RICs          NSTAR
(70)                                                         Teachers Insurance and         consisting of    (electric and
                                                             Annuity Association and        106 Portfolios   gas utility)
                                                             College Retirement Equities
                                                             Fund from 1989 to 2003.

Rodney D. Johnson/4/         Trustee       2009 to present   President, Fairmont Capital    36 RICs          None
(68)                                                         Advisors, Inc. since 1987;     consisting of
                                                             Director, Fox Chase Cancer     106 Portfolios
                                                             Center since 2002; Member
                                                             of Archdiocesan Investment
                                                             Committee of the
                                                             Archdiocese of Philadelphia
                                                             since 2003; Director, The
                                                             Committee of Seventy (civic)
                                                             since 2006.

Herbert I. London            Trustee       2009 to present   Professor Emeritus, New        36 RICs          AIMS
(70)                                                         York University since 2005;    consisting of    Worldwide,
                                                             John M. Olin Professor of      106 Portfolios   Inc.
                                                             Humanities, New York                                (marketing)
                                                             University from 1993 to 2005
                                                             and Professor thereof from
                                                             1980 to 2005; President,
                                                             Hudson Institute (policy
                                                             research organization) since
                                                             1997 and Trustee thereof
                                                             since 1980; Chairman of the
                                                             Board of Trustees for
                                                             Grantham University since
                                                             2006; Director, InnoCentive,
                                                             Inc. (strategic solutions
                                                             company) since 2005;
                                                             Director of Cerego, LLC
                                                             (software development and
                                                             design) since 2005.

Cynthia A.                   Trustee       2009 to present   Professor, Harvard Business    36 RICs          Newell
Montgomery                                                   School since 1989; Director,   consisting of    Rubbermaid,
(57)                                                         Harvard Business School        106 Portfolios   Inc.
                                                             Publishing since 2005;                          (manufacturing)
                                                             Director, McLean Hospital
                                                             since 2005.


                                                                                                 NUMBER OF
                                                                                                BLACKROCK-
                                                                                                  ADVISED
                                                                                                REGISTERED
                                                                                                INVESTMENT
                                                                                                 COMPANIES
                                                                                                  ("RICS"
                                                                                               CONSISTING OF
                                                                                                INVESTMENT
                              POSITION(S)      LENGTH OF                                        PORTFOLIOS
            NAME               HELD WITH          TIME           PRINCIPAL OCCUPATION(S)      ("PORTFOLIOS")        PUBLIC
           AND AGE             THE TRUST       SERVED/2/          DURING PAST FIVE YEARS         OVERSEEN       DIRECTORSHIPS
---------------------------- ------------- ----------------- ------------------------------- ---------------- -----------------
Joseph P. Platt, Jr./6/      Trustee       2009 to present   Director, The West Penn         36 RICs          Greenlight
(62)                                                         Allegheny Health System (a      consisting of    Capital Re,
                                                             not-for-profit health system)   106 Portfolios   Ltd
                                                             since 2008; Director, Jones                      (reinsurance
                                                             and Brown (Canadian                              company);
                                                             insurance broker) since                          WQED Multi-
                                                             1998; General Partner, Thorn                     Media (public
                                                             Partner, LP (private                             broadcasting
                                                             investment) since 1998;                          not-for-
                                                             Partner Amarna Corporation,                      profit)
                                                             LLC (private investment
                                                             company) from 2002 to
                                                             2008.

Robert C. Robb, Jr.          Trustee       2009 to present   Partner, Lewis, Eckert, Robb    36 RICs          None
(64)                                                         and Company (management         consisting of
                                                             and financial consulting        106 Portfolios
                                                             firm) since 1981.

Toby Rosenblatt/7/           Trustee       2009 to present   President, Founders             36 RICs          A.P. Pharma
(71)                                                         Investments Ltd. (private       consisting of    Inc. (specialty
                                                             investments) since 1999;        106 Portfolios   pharmaceuticals)
                                                             Director, College Access
                                                             Foundation of California
                                                             (philanthropic foundation)
                                                             since 2009; Director, Forward
                                                             Management, LLC since
                                                             2007; Director, the James
                                                             Irvine Foundation
                                                             (philanthropic foundation)
                                                             since 1997; Trustee, State
                                                             Street Research Mutual
                                                             Funds from 1990 to 2005;
                                                             Trustee, Metropolitan Series
                                                             Funds, Inc. from 2001 to
                                                             2005.


                                                                                                  NUMBER OF
                                                                                                 BLACKROCK-
                                                                                                   ADVISED
                                                                                                 REGISTERED
                                                                                                 INVESTMENT
                                                                                                  COMPANIES
                                                                                                   ("RICS"
                                                                                                CONSISTING OF
                                                                                                 INVESTMENT
                              POSITION(S)      LENGTH OF                                         PORTFOLIOS
            NAME               HELD WITH          TIME            PRINCIPAL OCCUPATION(S)      ("PORTFOLIOS")      PUBLIC
           AND AGE             THE TRUST       SERVED/2/          DURING PAST FIVE YEARS          OVERSEEN      DIRECTORSHIPS
---------------------------- ------------- ----------------- -------------------------------- ---------------- --------------
Kenneth L. Urish/8/          Trustee       2009 to present   Managing Partner, Urish          36 RICs          None
(58)                                                         Popeck & Co., LLC (certified     consisting of
                                                             public accountants and           106 Portfolios
                                                             consultants) since 1976;
                                                             Member of External Advisory
                                                             Board, the Pennsylvania
                                                             State University Accounting
                                                             Department since 2001;
                                                             Trustee, The Holy Family
                                                             Foundation since 2001;
                                                             Committee Member,
                                                             Professional Ethics
                                                             Committee of the
                                                             Pennsylvania Institute of
                                                             Certified Public Accountants
                                                             since 2007; President and
                                                             Trustee, Pittsburgh Catholic
                                                             Publishing Associates from
                                                             2003 to 2008; Director, Inter-
                                                             Tel from 2006 to 2007.

Frederick W. Winter          Trustee       2009 to present   Professor and Dean Emeritus      36 RICs          None
(64)                                                         of the Joseph M. Katz School     consisting of
                                                             of Business, University of       106 Portfolios
                                                             Pittsburgh since 2005 and
                                                             dean thereof from 1997 to
                                                             2005; Director, Alkon
                                                             Corporation (pneumatics)
                                                             since 1992; Director,
                                                             Indotronix International (IT
                                                             services) from 2004 to 2008;
                                                             Director Tippman Sports
                                                             (recreation) since 2005.

INTERESTED TRUSTEES/1,9/
------------------------
Richard S. Davis             Trustee       2009 to present   Managing Director,               170 RICs         None
(64)                                                         BlackRock, Inc. since 2005;      consisting of
                                                             Chief Executive Officer, State   300 Portfolios
                                                             Street Research &
                                                             Management Company from
                                                             2000 to 2005; Chairman of
                                                             the Board of Trustees, State
                                                             Street Research Mutual
                                                             Funds from 2000 to 2005;
                                                             Chairman, SSR Realty from
                                                             2000 to 2004.


                                                                                               NUMBER OF
                                                                                              BLACKROCK-
                                                                                                ADVISED
                                                                                              REGISTERED
                                                                                              INVESTMENT
                                                                                               COMPANIES
                                                                                                ("RICS"
                                                                                             CONSISTING OF
                                                                                              INVESTMENT
                              POSITION(S)      LENGTH OF                                      PORTFOLIOS
            NAME               HELD WITH          TIME          PRINCIPAL OCCUPATION(S)     ("PORTFOLIOS")      PUBLIC
           AND AGE             THE TRUST       SERVED/2/         DURING PAST FIVE YEARS        OVERSEEN      DIRECTORSHIPS
---------------------------- ------------- ----------------- ----------------------------- ---------------- --------------
Henry Gabbay                 Trustee       2009 to present   Consultant, BlackRock, Inc.   170 RICs         None
(62)                                                         from 2007 to 2008;            consisting of
                                                             Managing Director,            300 Portfolios
                                                             BlackRock, Inc. from 1989 to
                                                             2007; Formerly Chief
                                                             Administrative Officer,
                                                             BlackRock Advisors, LLC
                                                             from 1998 to 2007; President
                                                             of BlackRock Funds and
                                                             BlackRock Bond Allocation
                                                             Target Shares from 2005 to
                                                             2007 and Treasurer of
                                                             certain closed-end funds in
                                                             the BlackRock fund complex
                                                             from 1989 to 2006.

-------
/1/ Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. The Board of Trustees has approved one-year extensions in the terms of Trustees who turn 72 prior to December 31, 2013.
/2/ In connection with the acquisition of Barclays Global Investors by BlackRock, Inc. ("BlackRock") in December 2009, the Trustees were elected to the Trust's Board. As a result, although the chart shows the Trustees as joining the Trust's board in 2009, each Trustee first became a member of the boards of other funds advised by BlackRock or its affiliates as follows: David O. Beim, 1998; Ronald W. Forbes, 1977; Dr. Matina Horner, 2004; Rodney D. Johnson, 1995; Herbert I. London, 1987; Cynthia A. Montgomery, 1994; Joseph P. Platt, Jr., 1999; Robert C. Robb, Jr., 1999; Toby Rosenblatt, 2005; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.
/3/  Chair of the Performance Oversight Committee.
/4/  Co-Chair of the Board of Trustees.
/5/  Chair of the Governance Committee.
/6/  Chair of the Compliance Committee.
/7/  Vice Chair of the Performance Oversight Committee.
/8/  Chair of the Audit Committee.
/9/ Mr. Davis is an "interested person," as defined in the 1940 Act, of the Trust based on his position with BlackRock, Inc. and its affiliates. Mr. Gabbay is an "interested person" of the Trust based on his former positions with BlackRock and its affiliates as well as his ownership of BlackRock and The PNC Financial Services Group, Inc. securities.

Certain biographical and other information relating to the Officers of the Trust is set forth below, including their age, their principal occupations for at least the last five years, the length of time served, the total number of investment companies and portfolios overseen in the BlackRock-advised funds and any public directorships.

OFFICERS

                                                                                              NUMBER OF
                                                                                             BLACKROCK-
                                                                                               ADVISED
                                                                                             REGISTERED
                                                                                             INVESTMENT
                                                                                              COMPANIES
                                                                                               ("RICS"
                                                                                            CONSISTING OF
                                                                                             INVESTMENT
                                                                                             PORTFOLIOS
         NAME           POSITION(S) HELD      LENGTH OF        PRINCIPAL OCCUPATION(S)     ("PORTFOLIOS")      PUBLIC
   AND YEAR OF BIRTH     WITH THE TRUST      TIME SERVED        DURING PAST FIVE YEARS        OVERSEEN      DIRECTORSHIPS
---------------------- ------------------ ----------------- ----------------------------- ---------------- --------------
Trust Officers/1/
-----------------

Anne F. Ackerley       President and      2009 to present   Managing Director of          170 RICs         None
1962                   Chief Executive                      BlackRock, Inc. since 2000;   consisting of
                       Officer                              Vice President of the         300 Portfolios
                                                            BlackRock-advised funds
                                                            from 2007 to 2009; Chief
                                                            Operating Officer of
                                                            BlackRock's Account
                                                            Management Group (AMG)
                                                            since 2009; Chief Operating
                                                            Officer of BlackRock's U.S.
                                                            Retail Group from 2006 to
                                                            2009; Head of BlackRock's
                                                            Mutual Fund Group from
                                                            2000 to 2006.

Richard Hoerner, CFA   Vice President     2009 to present   Managing Director of          24 RICs          None
1958                                                        BlackRock, Inc. since 2000;   consisting of
                                                            Co-head of BlackRock's Cash   62 Portfolios
                                                            Management Portfolio
                                                            Management Group since
                                                            2002; Member of the Cash
                                                            Management Group
                                                            Executive Committee since
                                                            2005; Director of BlackRock,
                                                            Inc. since 1998.

Jeffrey Holland, CFA   Vice President     2009 to present   Director of BlackRock, Inc.   71 RICs          None
1971                                                        since 2006; Chief Operating   consisting of
                                                            Officer of BlackRock's U.S.   204 Portfolios
                                                            Retail Group since 2009; Co-
                                                            head of Product
                                                            Development and
                                                            Management for BlackRock's
                                                            U.S. Retail Group from 2007
                                                            to 2009; Product Manager of
                                                            Raymond James &
                                                            Associates from 2003 to
                                                            2006.


                                                                                            NUMBER OF
                                                                                           BLACKROCK-
                                                                                             ADVISED
                                                                                           REGISTERED
                                                                                           INVESTMENT
                                                                                            COMPANIES
                                                                                             ("RICS"
                                                                                          CONSISTING OF
                                                                                           INVESTMENT
                                                                                           PORTFOLIOS
        NAME         POSITION(S) HELD      LENGTH OF         PRINCIPAL OCCUPATION(S)     ("PORTFOLIOS")      PUBLIC
 AND YEAR OF BIRTH    WITH THE TRUST      TIME SERVED        DURING PAST FIVE YEARS         OVERSEEN      DIRECTORSHIPS
------------------- ------------------ ----------------- ------------------------------ ---------------- --------------
Brendan Kyne        Vice President     2009 to present   Director of BlackRock, Inc.    170 RICs         None
1977                                                     since 2008; Head of Product    consisting of
                                                         Development and                300 Portfolios
                                                         Management for BlackRock's
                                                         U.S. Retail Group since 2009,
                                                         co-head thereof from 2007
                                                         to 2009; Vice President of
                                                         BlackRock, Inc. from 2005 to
                                                         2008; Associate of
                                                         BlackRock, Inc. from 2002 to
                                                         2004.

Simon Mendelson     Vice President     2009 to present   Managing Director of           24 RICs          None
1964                                                     BlackRock, Inc. since 2005;    consisting of
                                                         Chief Operating Officer and    62 Portfolios
                                                         head of the Global Client
                                                         Group for BlackRock's Global
                                                         Cash Management Business
                                                         since 2007; Head of
                                                         BlackRock's Strategy and
                                                         Development Group from
                                                         2005 to 2007; Partner of
                                                         McKinsey & Co. from 1997 to
                                                         2005.

Brian Schmidt       Vice President     2009 to present   Managing Director of           71 RICs          None
1958                                                     BlackRock, Inc. since 2004;    consisting of
                                                         Various positions with U.S.    204 Portfolios
                                                         Trust Company from 1991 to
                                                         2003: Director from 2001 to
                                                         2003, Senior Vice President
                                                         from 1998 to 2003; Vice
                                                         President, Chief Financial
                                                         Officer and Treasurer of
                                                         Excelsior Funds, Inc.,
                                                         Excelsior Tax-Exempt Funds,
                                                         Inc. and Excelsior Funds
                                                         Trust from 2001 to 2003.


                                                                                                  NUMBER OF
                                                                                                 BLACKROCK-
                                                                                                   ADVISED
                                                                                                 REGISTERED
                                                                                                 INVESTMENT
                                                                                                  COMPANIES
                                                                                                   ("RICS"
                                                                                                CONSISTING OF
                                                                                                 INVESTMENT
                                                                                                 PORTFOLIOS
          NAME            POSITION(S) HELD      LENGTH OF         PRINCIPAL OCCUPATION(S)      ("PORTFOLIOS")      PUBLIC
    AND YEAR OF BIRTH      WITH THE TRUST      TIME SERVED         DURING PAST FIVE YEARS         OVERSEEN      DIRECTORSHIPS
------------------------ ------------------ ----------------- ------------------------------- ---------------- --------------
Christopher Stavrakos,   Vice President     2009 to present   Managing Director of            24 RICs          None
CFA                                                           BlackRock, Inc. since 2006;     consisting of
1959                                                          Co-head of BlackRock's Cash     62 Portfolios
                                                              Management Portfolio
                                                              Management Group since
                                                              2006; Senior Vice President,
                                                              CIO, and Director of Liability
                                                              Management for the
                                                              Securities Lending Group at
                                                              Mellon Bank from 1999 to
                                                              2006.

Neal J. Andrews          Chief Financial    2009 to present   Managing Director of            170 RICs         None
1966                     Officer and                          BlackRock, Inc. since 2006;     consisting of
                         Assistant                            Senior Vice President and       300 Portfolios
                         Treasurer                            Line of Business Head of
                                                              Fund Accounting and
                                                              Administration at PNC
                                                              Global Investment Servicing
                                                              (U.S.) Inc. from 1992 to
                                                              2006.

Jay M. Fife              Treasurer          2009 to present   Managing Director of            170 RICs         None
1970                                                          BlackRock, Inc. since 2007      consisting of
                                                              and Director in 2006;           300 Portfolios
                                                              Assistant Treasurer of the
                                                              Merrill Lynch Investment
                                                              Managers, L.P. ("MLIM") and
                                                              Fund Asset Management,
                                                              L.P. advised funds from 2005
                                                              to 2006; Director of MLIM
                                                              Fund Services Group from
                                                              2001 to 2006.

Brian P. Kindelan        Chief              2009 to present   Chief Compliance Officer of     170 RICs         None
1959                     Compliance                           the BlackRock-advised funds     consisting of
                         Officer and                          since 2007; Managing            300 Portfolios
                         Anti-Money                           Director and Senior Counsel
                         Laundering                           of BlackRock, Inc. since
                         Compliance                           2005; formerly Director and
                         Officer                              Senior Counsel of BlackRock
                                                              Advisors, Inc. from 2001 to
                                                              2004.


                                                                                           NUMBER OF
                                                                                          BLACKROCK-
                                                                                            ADVISED
                                                                                          REGISTERED
                                                                                          INVESTMENT
                                                                                           COMPANIES
                                                                                            ("RICS"
                                                                                         CONSISTING OF
                                                                                          INVESTMENT
                                                                                          PORTFOLIOS
        NAME         POSITION(S) HELD      LENGTH OF        PRINCIPAL OCCUPATION(S)     ("PORTFOLIOS")      PUBLIC
 AND YEAR OF BIRTH    WITH THE TRUST      TIME SERVED        DURING PAST FIVE YEARS        OVERSEEN      DIRECTORSHIPS
------------------- ------------------ ----------------- ----------------------------- ---------------- --------------
Howard B. Surloff   Secretary          2009 to present   Managing Director and         170 RICs         None
1965                                                     General Counsel of U.S.       consisting of
                                                         Funds at BlackRock, Inc.      300 Portfolios
                                                         since 2006; General Counsel
                                                         (U.S.) of Goldman Sachs
                                                         Asset Management, L.P. from
                                                         1993 to 2006.

-------
/1/  Officers of the Trust serve at the pleasure of the Board of Trustees.

BENEFICIAL EQUITY OWNERSHIP INFORMATION. The table below shows for each Trustee the amount of interests in each Fund beneficially owned by the Trustee and the aggregate value of all investments in equity securities within the same family of investment companies.

DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS AND
THE FAMILY OF INVESTMENT COMPANIES (AS OF DECEMBER 31, 2009)
------------------------------------------------------------

                                                                                          AGGREGATE
                                                                                           DOLLAR
                                                                                          RANGE OF
                                                                                         SECURITIES
                                                                                        IN THE FAMILY
                           BLACKROCK       BLACKROCK       BLACKROCK      BLACKROCK          OF
                          CASH FUNDS:     CASH FUNDS:     CASH FUNDS:    CASH FUNDS:     INVESTMENT
 INTERESTED TRUSTEES       GOVERNMENT    INSTITUTIONAL       PRIME         TREASURY       COMPANIES
-----------------------  -------------  ---------------  -------------  -------------  --------------
Richard S. Davis         0              0                0              0              over
                                                                                       $100,000
Henry Gabbay             0              0                0              0              over
                                                                                       $100,000

                                                                                          AGGREGATE
                                                                                           DOLLAR
                                                                                          RANGE OF
                                                                                         SECURITIES
                                                                                        IN THE FAMILY
                           BLACKROCK       BLACKROCK       BLACKROCK      BLACKROCK          OF
                          CASH FUNDS:     CASH FUNDS:     CASH FUNDS:    CASH FUNDS:     INVESTMENT
  INDEPENDENT TRUSTEES     GOVERNMENT    INSTITUTIONAL       PRIME         TREASURY       COMPANIES
-----------------------  -------------  ---------------  -------------  -------------  --------------
David O. Beim            0              0                0              0              over
                                                                                       $100,000
Ronald W. Forbes         0              0                0              0              over
                                                                                       $100,000
Dr. Matina S. Horner     0              0                0              0              over
                                                                                       $100,000
Rodney D. Johnson        0              0                0              0              over
                                                                                       $100,000
Herbert I. London        0              0                0              0              between
                                                                                       $ 50,001
                                                                                       - $100,000
Cynthia A. Montgomery    0              0                0              0              over
                                                                                       $100,000
Joseph P. Platt, Jr.     0              0                0              0              over
                                                                                       $100,000
Robert C. Robb, Jr.      0              0                0              0              over
                                                                                       $100,000
Toby Rosenblatt          0              0                0              0              over
                                                                                       $100,000
Kenneth L. Urish         0              0                0              0              between
                                                                                       $ 50,001
                                                                                       - $100,000
Frederick W. Winter      0              0                0              0              over
                                                                                       $100,000

OWNERSHIP OF SECURITIES OF CERTAIN ENTITIES. As of December 31, 2009, the Trustees and officers of the Trust as a group owned an aggregate of less than 1% of the outstanding shares of any Fund. As of December 31, 2009, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of affiliates of the Investment Adviser.

CODES OF ETHICS. The Trust, BFA and SEI have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

PROXY VOTING POLICIES OF THE MASTER PORTFOLIOS. The following is a discussion of the proxy voting policies of the Master Portfolios in which the Funds invest.

MIP has adopted as its proxy voting policies for each Master Portfolio the proxy voting guidelines of BFA, the investment adviser to the Master Portfolios. MIP has delegated to BFA the responsibility for voting proxies on the portfolio securities held by each Master Portfolio. Therefore, the remainder of this section discusses each Master Portfolio's proxy voting guidelines and BFA's role in implementing such guidelines.

BFA votes (or refrains from voting) proxies for each Master Portfolio in a manner that BFA, in the exercise of its independent business judgment, concludes is in the best long-term economic interests of such Master Portfolio. In some cases, BFA may determine that it is in the best long-term economic interests of a Master Portfolio to refrain from exercising the Master Portfolio's proxy voting rights (such as, for example, proxies on certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BFA's approach is also driven by its clients' economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue producing value of loans against the likely economic value of casting votes. Based on BFA's evaluation of this relationship, BFA believes that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BFA recalling loaned securities in order to ensure they are voted. Periodically, BFA analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. BFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BFA's proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a Master Portfolio. BFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Master Portfolio, the Master Portfolio's affiliates (if any), BFA or BFA's affiliates, or SEI or SEI's affiliates. When voting proxies, BFA attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:

      o Each Master Portfolio generally supports the board's nominees in uncontested elections of directors and generally supports proposals that strengthen the independence of boards of directors;

      o Each Master Portfolio generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Master Portfolio investing in such issuer; and

      o Each Master Portfolio generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

BFA maintains institutional policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Master Portfolio, a Master Portfolio's affiliates (if any), BFA or BFA's affiliates, or SEI or SEI's affiliates, from having undue influence on BFA's proxy voting activity. In certain instances, BFA may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BFA with instructions as to how to vote such proxies. In the latter case, BFA votes the proxy in accordance with the independent fiduciary's determination.

Information with respect to how BFA voted Master Portfolio proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available: (i) without charge, upon request, by calling 1-800-768-2836 (toll-free); and (ii) on the SEC's website at www.sec.gov.

SHAREHOLDER COMMUNICATION TO THE BOARD OF TRUSTEES. The Board of Trustees has established a process for shareholders to communicate with the Board of Trustees. Shareholders may contact the Board of Trustees by mail. Correspondence should be addressed to BlackRock Funds III Board of Trustees, c/o BlackRock, Inc. - Mutual Fund Administration, 400 Howard Street, San Francisco, CA 94105. Shareholder communication to the Board of Trustees should include the following information: (a) the name and address of the shareholder; (b) the number of shares owned by the shareholder; (c) the Fund(s) of which the shareholder owns shares; and (d) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board of Trustees.

COMPENSATION OF TRUSTEES. Effective December 1, 2009, each Trustee who is an Independent Trustee is paid as compensation an annual retainer of $250,000 per year for his or her services as a Board member to the BlackRock-advised Funds in the Equity-Liquidity Complex, including the Trust and MIP, and a $5,000 Board meeting fee to be paid for each in-person Board meeting attended (a $2,500 Board meeting fee for telephonic attendance at regular Board meetings), for up to five Board meetings held in a calendar year (compensation for meetings in excess of this number to be determined on a case by case basis), together with out of pocket expenses in accordance with a Board policy on travel and other business expenses relating to attendance at meetings. The Co-Chairs of the Boards of Trustees are each paid an additional annual retainer of $45,000. The Chairs of the Audit Committees, Compliance Committees, Governance Committees and Performance Oversight Committees and the Vice-Chair of the Performance Oversight Committees are each paid an additional annual retainer of $25,000. The Chair of the Joint Product Pricing Committee, who oversees funds in the Equity-Bond Complex, is paid an annual retainer of $25,000 that is allocated among all of the non-money market funds in the Equity-Liquidity, the Equity-Bond and the closed-end BlackRock Fund Complexes.

Mr. Gabbay is an interested Trustee of the Trust and serves as an interested board member of the other funds which comprise the Equity-Liquidity, the Equity-Bond and the closed-end BlackRock Fund Complexes. Mr. Gabbay receives as compensation for his services as a board member of each of these three BlackRock Fund Complexes, (i) an annual retainer of $487,500, paid quarterly in arrears, allocated to the BlackRock-advised Funds in these three BlackRock Fund Complexes, including the Trust and MIP, and (ii) with respect to each of the two open-end BlackRock Fund Complexes, a board meeting fee of $3,750 (with respect to meetings of the Equity-Liquidity Complex) and $18,750 (with respect to meetings of the Equity-Bond Complex) to be paid for attendance at each board meeting up to five board meetings held in a calendar year by each such Complex (compensation for meetings in excess of this number to be determined on a case by case basis). Mr. Gabbay will also be reimbursed for out of pocket expenses in accordance with a board policy on travel and other business expenses relating to attendance at meetings. Mr. Gabbay's compensation for serving on the boards of funds in these three BlackRock Fund Complexes (including the Trust and MIP) is equal to 75% of each retainer and, as applicable, of each meeting fee (without regard to additional fees paid to Board and Committee chairs) received by the Independent board members serving on such boards.
The Board or any other BlackRock-advised Fund may modify the board members' compensation from time to time depending on market conditions and Mr. Gabbay's compensation would be impacted by those modifications.

Each of the Independent Trustees, Mr. Gabbay and Mr. O'Brien agreed to a 10% reduction in their compensation described above for the period December 1, 2009 through December 31, 2009.

From January 1, 2009 through November 30, 2009, the Trust paid each Independent Trustee then in office the Trust's allocable share of the following Independent Trustee fees and expenses: (i) an annual base fee of $60,000; (ii) a per meeting fee of $6,000 for meetings of the Board attended by the Trustee; (iii) a committee meeting fee of $2,500 for each Audit Committee meeting attended by the Trustee; and (iv) a committee meeting fee of $2,000 for each Nominating and Governance Committee meeting attended by the Trustee. The Chairperson of the Audit Committee was paid the Trust's allocable share of an annual fee of $10,000 and the Chairperson of the Nominating and Governance Committee was paid the Trust's allocable share of an annual fee of $5,000. The Lead Independent Trustee was paid the Trust's allocable share of an additional annual base fee of $17,500. These Independent Trustee fees and expenses were allocated between the Trust and MIP, based on their respective assets under management.

The Trust reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending Board and committee meetings. Currently, the Trustees do not receive any retirement benefits or deferred compensation from the fund complex, as defined in Form N-1A under the 1940 Act.

As of December 1, 2009, the members of the Board of Trustees of the Trust listed below resigned (each, a "Previous Trustee"). The table below indicates the amount of compensation each Previous Trustee was paid as of December 31, 2009. Compensation is not shown for the New Trustees because they did not serve as Trustees of the Trust until December 1, 2009, and the New Trustees did not receive compensation from the Trust in 2009.

COMPENSATION
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2009
-------------------------------------------

                                 AGGREGATE COMPENSATION     TOTAL COMPENSATION
 NAME OF INTERESTED TRUSTEE          FROM THE TRUST        FROM FUND COMPLEX(1)
------------------------------  ------------------------  ---------------------
Lee T. Kranefuss                         $                          $
H. Michael Williams                      $                          $

                                 AGGREGATE COMPENSATION     TOTAL COMPENSATION
 NAME OF INDEPENDENT TRUSTEES        FROM THE TRUST        FROM FUND COMPLEX(1)
------------------------------  ------------------------  ---------------------
Mary G. F. Bitterman(2)                  $                          $
A. John Gambs(3)                         $                          $
Hayne E. Leland                          $                          $
Jeffrey M. Lyons                         $                          $
Wendy Paskin-Jordan                      $                          $
Leo Soong(4)                             $                          $

-------
(1)   Includes compensation for serving on the Board of Trustees of MIP.
(2)   Previously the Nominating and Governance Committee Chair.
(3)   Previously the Audit Committee Chair.
(4)   Previously the Lead Independent Trustee.

Control Persons and Principal Holders of Securities

As of _____, 2010, the shareholders below were known by the Trust to own 5% or more of the outstanding shares of the specified Fund's outstanding Capital, Institutional, Premium, Select, SL Agency, Trust and Aon Captives Shares, as the case may be, in the listed capacity.

                                                                      PERCENTAGE
                                                                       OF SHARE    NATURE OF
         NAME OF FUND              NAME AND ADDRESS OF SHAREHOLDER      CLASS      OWNERSHIP
--------------------------------  ---------------------------------  -----------  ----------
BlackRock Cash Funds: Prime
Capital Shares                                                            %
                                                                          %
                                                                          %
                                                                          %
                                                                          %
Institutional Shares                                                      %
                                                                          %
                                                                          %
                                                                          %
                                                                          %
                                                                          %
                                                                          %
                                                                          %
                                                                          %
                                                                          %

                                                                      PERCENTAGE
                                                                       OF SHARE    NATURE OF
      NAME OF FUND                 NAME AND ADDRESS OF SHAREHOLDER      CLASS      OWNERSHIP
--------------------------------  ---------------------------------  -----------  ----------
Premium Shares                                                            %
                                                                          %
                                                                          %
                                                                          %
                                                                          %
                                                                          %
Select Shares                                                             %
                                                                          %
                                                                          %
SL Agency Shares                                                          %
                                                                          %
                                                                          %
Trust Shares                                                              %
BlackRock Cash Funds:
Institutional
Capital Shares                                                            %
Institutional Shares                                                      %
                                                                          %
                                                                          %
                                                                          %
                                                                          %
                                                                          %
                                                                          %
Premium Shares                                                            %
                                                                          %
                                                                          %
Select Shares                                                             %
                                                                          %
SL Agency Shares                                                          %
Trust Shares                                                              %
                                                                          %
Aon Captives Shares                                                       %
                                                                          %
                                                                          %
BlackRock Cash Funds:
Government
Capital Shares                                                            %

                                                                      PERCENTAGE
                                                                       OF SHARE    NATURE OF
          NAME OF FUND             NAME AND ADDRESS OF SHAREHOLDER      CLASS      OWNERSHIP
--------------------------------  ---------------------------------  -----------  ----------
Institutional Shares                                                      %
                                                                          %
Premium Shares                                                            %
Select Shares                                                             %
SL Agency Shares                                                          %
Trust Shares                                                              %
BlackRock Cash Funds: Treasury
Capital Shares                                                            %
Institutional Shares                                                      %
                                                                          %
Premium Shares                                                            %
                                                                          %
                                                                          %
Select Shares                                                             %
                                                                          %
SL Agency Shares                                                          %
                                                                          %
                                                                          %
Trust Shares                                                              %

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a Fund, or is identified as the holder of record of more than 25% of a Fund and has voting and/or investment powers, such shareholder may be presumed to control such Fund.

As of _____, 2010, Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust.

POTENTIAL CONFLICTS OF INTEREST. The Bank of America Corporation ("BAC"), through its subsidiary Merrill Lynch and Co., Inc. ("Merrill Lynch"), Barclays PLC ("Barclays"), and The PNC Financial Services Group, Inc. ("PNC"), each have a significant economic interest in BlackRock, Inc., the parent of BFA, the Trust's investment adviser. PNC is considered to be an affiliate of BlackRock, Inc., under the 1940 Act. Certain activities of BlackRock Advisors, LLC, BlackRock, Inc. and their affiliates (collectively, "BlackRock") and PNC and its affiliates (collectively, "PNC" and together with BlackRock, "Affiliates"), and those of BAC, Merrill Lynch and their affiliates (collectively, the "BAC Entities") and Barclays and its affiliates (collectively, the "Barclays Entities") (BAC Entities and Barclays Entities, collectively, the "BAC/Barclays Entities"), with respect to the Funds and/or other accounts managed by BlackRock, PNC or BAC/Barclays Entities, may give rise to actual or perceived conflicts of interest such as those described below.

BlackRock is one of the world's largest asset management firms. BAC is a national banking corporation which through its affiliates and subsidiaries, including Merrill Lynch, provides a full range of financial services. Merrill Lynch is a full service investment banking, broker-dealer, asset management and financial services organization. PNC is a diversified financial services organization spanning the retail, business and corporate markets. Barclays is a major global financial services provider engaged in a range of activities including retail and commercial banking, credit cards, investment banking, and wealth management. BlackRock and PNC are affiliates of one another under the 1940 Act. BlackRock, BAC, Merrill Lynch,

PNC, Barclays and their respective affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment activities and business operations of a Fund, are engaged worldwide in businesses, including equity, fixed income, cash management and alternative investments, and have interests other than that of managing the Funds. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage the Fund and its shareholders. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by a Fund.

BlackRock and its Affiliates, as well as the BAC/Barclays Entities, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. One or more Affiliates and BAC/Barclays Entities are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, one or more Affiliates or BAC/Barclays Entities are or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on the Fund's performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of a Fund's transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. When BlackRock and its Affiliates or the BAC/Barclays Entities seek to purchase or sell the same assets for their managed accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock or its Affiliates or a BAC/Barclays Entity may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock or its Affiliates or a BAC/Barclays Entity implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock or it Affiliates or a BAC/Barclays Entity may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock or its Affiliates or a BAC/Barclays Entity. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or BAC/Barclays Entities or their other accounts, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) one or more Affiliates or BAC/Barclays Entities or their other accounts.

BlackRock and its Affiliates or a BAC/Barclays Entity and their clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund's investments may be negatively impacted by the activities of BlackRock or its Affiliates or a BAC/Barclays Entity or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

The results of a Fund's investment activities may differ significantly from the results achieved by BlackRock and its Affiliates or the BAC/Barclays Entities for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliate- or BAC/Barclays Entity-managed accounts and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more Affiliates or BAC/Barclays Entity-managed accounts achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Affiliates or BAC/Barclays Entities for their proprietary accounts and accounts under their management may also limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

From time to time, a Fund's activities may also be restricted because of regulatory restrictions applicable to one or more Affiliates or BAC/Barclays Entities, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when BlackRock, and/or one or more Affiliates or BAC/Barclays Entities, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock and/or one or more Affiliates or BAC/Barclays Entities are performing services or when position limits have been reached.

In connection with its management of a Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates or BAC/Barclays Entities. BlackRock will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates, nor any BAC/Barclays Entity, will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock and its Affiliates and the BAC/Barclays Entities, or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by BlackRock in managing a Fund.

In addition, certain principals and certain employees of BlackRock are also principals or employees of BlackRock or another Affiliate. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in a Fund should be aware.

BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which customers of BlackRock or its Affiliates or a BAC/Barclays Entity, or, to the extent permitted by the SEC, BlackRock or another Affiliate or a BAC/Barclays Entity, serves as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock or its Affiliates or a BAC/Barclays Entity. One or more Affiliates or BAC/Barclays Entities may also create, write or issue derivatives for their customers, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates or BAC/Barclays Entities and may also enter into transactions with other clients of an Affiliate or BAC/Barclays Entity where such other clients have interests adverse to those of the Fund.

At times, these activities may cause departments of BlackRock or its Affiliates or a BAC/Barclays Entity to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent affiliated transactions are permitted, a Fund will deal with BlackRock and its Affiliates or BAC/Barclays Entities on an arms-length basis. BlackRock or its Affiliates or a BAC/Barclays Entity may also have an ownership interest in certain trading or information systems used by a Fund. A Fund's use of such trading or information systems may enhance the profitability of BlackRock and its Affiliates or BAC/Barclays Entities.

One or more Affiliates or one of the BAC/Barclays Entities may act as broker, dealer, agent, lender or adviser or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate or BAC/Barclays Entity will be in its view commercially reasonable, although each Affiliate or BAC/Barclays Entity, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate or BAC/Barclays Entity and such sales personnel.

Subject to applicable law, the Affiliates and BAC/Barclays Entities (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, adviser or in other commercial capacities and no accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by an Affiliate or BAC/Barclays Entity of any such fees or other amounts.

When an Affiliate or BAC/Barclays Entity acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Funds, the Affiliate or BAC/Barclays Entity may take commercial steps in its own interests, which may have an adverse effect on the Funds. A Fund will be required to establish business relationships with its counterparties based on the Fund's own credit standing. Neither BlackRock nor any of the Affiliates, nor any BAC/Barclays Entity, will have any obligation to allow their credit to be used in connection with a Fund's establishment of its business relationships, nor is it expected that the Fund's counterparties will rely on the credit of BlackRock or any of the Affiliates or BAC/Barclays Entities in evaluating the Fund's creditworthiness.

Purchases and sales of securities for a Fund may be bunched or aggregated with orders for other BlackRock client accounts. BlackRock and its Affiliates and the BAC/Barclays Entities, however, are not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

BlackRock may select brokers (including, without limitation, Affiliates or BAC/Barclays Entities) that furnish BlackRock, the Funds, other BlackRock client accounts or other Affiliates or BAC/Barclays Entities or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock's view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client's commissions may not be used in managing that client's account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.

BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock.

BlackRock may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock may also into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer, including, where permitted, an Affiliate or BAC/Barclays Entity, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.

BlackRock may utilize certain electronic crossing networks ("ECNs") in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Funds. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. This would have the effect of reducing the access fees paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.

BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock's fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock and/or its Affiliates or a BAC/Barclays Entity, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see "Proxy Voting Policies of the Master Portfolios."

It is also possible that, from time to time, BlackRock or its Affiliates or a BAC/Barclays Entity may, although they are not required to, purchase and hold shares of a Fund. Increasing a Fund's assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund's expense ratio. BlackRock and its Affiliates or BAC/Barclays Entities reserve the right to redeem at any time some or all of the shares of a Fund acquired for their own accounts. A large redemption of shares of a Fund by BlackRock or its Affiliates or by a BAC/Barclays Entity could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund's investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

It is possible that a Fund may invest in securities of companies with which an Affiliate or a BAC/Barclays Entity has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock or its Affiliates or a BAC/Barclays Entity has significant debt or equity investments or in which an Affiliate or BAC/Barclays Entity makes a market. A Fund also may invest in securities of companies to which an Affiliate or a BAC/Barclays Entity provides or may some day provide research coverage. Such investments could cause conflicts between the interests of a Fund and the interests of other clients of BlackRock or its Affiliates or a BAC/Barclays Entity. In making investment decisions for a Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock or of a BAC/Barclays Entity in the course of these activities. In addition, from time to time, the activities of an Affiliate or a BAC/Barclays Entity may limit a Fund's flexibility in purchases and sales of securities. When an Affiliate is engaged in an underwriting or other distribution of securities of an entity, BlackRock may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Fund.

BlackRock and its Affiliates and the BAC/Barclays Entities, their personnel and other financial service providers have interests in promoting sales of the Funds. With respect to BlackRock and its Affiliates and BAC/Barclays Entities and their personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its Affiliates or BAC/Barclays Entities and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock or its Affiliates or a BAC/Barclays Entity and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.

BlackRock and its Affiliates or a BAC/Barclays Entity and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to its Affiliate or to a BAC/Barclays Entity, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock or its Affiliates or BAC/Barclays Entities and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

BlackRock and its Affiliates or a BAC/Barclays Entity may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for their clients' accounts may differ from the valuations for the same securities or investments assigned by a Fund's pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund's pricing vendors. While BlackRock will generally communicate its valuation information or determinations to a Fund's pricing vendors and/or fund accountants, there may be instances where the Fund's pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.

As disclosed in more detail in "Determination of Net Asset Value" in this SAI, when market quotations are not readily available or are believed by BlackRock to be unreliable, a Fund's investments may be valued at fair value by BlackRock, pursuant to procedures adopted by the Trust's Board of Trustees. When determining an asset's "fair value," BlackRock seeks to determine the price that a Fund might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. The price generally may not be determined based on what a Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BlackRock deems relevant at the time of the determination, and may be based on analytical values determined by BlackRock using proprietary or third party valuation models, fair value represents only a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining a Fund's net asset value. As a result, a Fund's sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BlackRock (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the 1940 Act, may pay its share of expenses of a money market fund in which it invests, which may result in a Fund bearing some additional expenses.

BlackRock and its Affiliates or a BAC/Barclays Entity and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and Affiliates of BlackRock or by BAC/Barclays Entities that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Fund, SEI and BlackRock each have adopted a Code of Ethics in compliance with Section 17(j) of the 1940 Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund's portfolio transactions. Each Code of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Each Code of Ethics is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, DC 20549-1520.

BlackRock and its Affiliates will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules adopted under the 1940 Act engage in transactions with accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or BlackRock by the SEC. These transactions would be affected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock or its Affiliates or a BAC/Barclays Entity and/or BlackRock's internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate or a BAC/Barclays Entity is performing investment banking, market making or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Funds may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if personnel of BlackRock or its Affiliates or a BAC/Barclays Entity serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, the Funds may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by an Affiliate or a BAC/Barclays Entity, or in cases in which personnel of BlackRock or its Affiliates or of BAC/Barclays Entities are directors or officers of the issuer.

The investment activities of one or more Affiliates or BAC/Barclays Entities for their proprietary accounts and for client accounts may also limit the investment strategies and rights of the Funds. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause BlackRock, the Funds or other client accounts to suffer disadvantages or business restrictions.

If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of BlackRock on behalf of clients (including the Funds) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, BlackRock, on behalf of clients (including the Funds), may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when BlackRock, in its sole discretion, deems it appropriate.

BlackRock and its Affiliates and BAC/Barclays Entities may maintain securities indexes as part of their product offerings. Index based funds seek to track the performance of securities indexes and may use the name of the index in the fund name. Index providers, including BlackRock and its Affiliates and BAC/Barclays Entities may be paid licensing fees for use of their index or index name. BlackRock and its Affiliates and BAC/Barclays Entities will not be obligated to license their indexes to BlackRock, and BlackRock cannot be assured that the terms of any index licensing agreement with BlackRock and its Affiliates and BAC/Barclays Entities will be as favorable as those terms offered to other index licensees.

BlackRock and its Affiliates and BAC/Barclays Entities may serve as authorized participants in the creation and redemption of ETFs, including funds advised by affiliates of BlackRock. BlackRock and its Affiliates and BAC/Barclays Entities may therefore be deemed to be participants in a distribution of such ETFs, which could render them statutory underwriters.

Present and future activities of BlackRock and its Affiliates and BAC/Barclays Entities, including BlackRock Advisors, LLC, in addition to those described in this section, may give rise to additional conflicts of interest.

Investment Adviser and Other Service Providers

INVESTMENT ADVISER. The Funds are feeder funds in a master/feeder structure. As a result each Fund invests all of its assets in a related Master Portfolio of MIP. The Master Portfolios have retained BFA as the investment adviser to manage their assets.

ADVISORY FEES. BFA is entitled to receive monthly fees at the annual rate of 0.10% of each Master Portfolio's average daily net assets. From time to time, BFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of each Master Portfolio and, accordingly, have a favorable impact on its performance. BFA has contractually agreed to waive a portion of its advisory fees and accept payment at an annual rate of 0.07% from May 1, 2006 through December 1, 2011 with respect to each Master Portfolio. Pursuant to the advisory contracts between BFA and the Master Portfolios ("Advisory Contracts"), BFA furnishes MIP's Board of Trustees with periodic reports on the investment strategy and performance of the Master Portfolios.

BFA is a wholly-owned subsidiary of BTC, which in turn is indirectly wholly-owned by BlackRock, Inc.

The applicable Advisory Contract is subject to annual approval by (i) MIP's Board of Trustees or (ii) the vote of a majority (as defined in the 1940 Act) of the outstanding voting interests of such Master Portfolio, provided that in either event the continuance also is approved by a majority of MIP's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of MIP, by a vote cast in person at a meeting called for the purpose of voting on such approval. The applicable Advisory Contract is terminable without penalty, on 60 days' written notice, by either party. The applicable Advisory Contract will terminate automatically, as to the relevant Master Portfolio, in the event of its assignment (as defined in the 1940 Act).

For the fiscal years shown below, the related Master Portfolio of each Fund paid, with respect to the Funds, the following advisory fees to BFA, net of waivers and/or offsetting credits:

                                        FISCAL YEAR ENDED    FISCAL YEAR ENDED    FISCAL YEAR ENDED
FUND                                        12/31/2007           12/31/2008          12/31/2009
-------------------------------------  -------------------  -------------------  ------------------
BlackRock Cash Funds: Prime                 $6,437,462           $7,351,730               $

                                        FISCAL YEAR ENDED   FISCAL YEAR ENDED    FISCAL YEAR ENDED
FUND                                       12/31/2007           12/31/2008           12/31/2009
-------------------------------------  ------------------  -------------------  -------------------
BlackRock Cash Funds: Institutional        $4,501,600           $2,987,792               $
BlackRock Cash Funds: Government           $   80,695           $  338,656               $
BlackRock Cash Funds: Treasury               ($12,949)          $  105,393               $

For the fiscal years shown below, BFA waived the following advisory fees with respect to the Funds:

                                        FISCAL YEAR ENDED    FISCAL YEAR ENDED    FISCAL YEAR ENDED
FUND                                        12/31/2007           12/31/2008          12/31/2009
-------------------------------------  -------------------  -------------------  ------------------
BlackRock Cash Funds: Prime                 $3,165,643           $5,840,665               $
BlackRock Cash Funds: Institutional         $1,952,742           $1,738,528               $
BlackRock Cash Funds: Government            $   45,410           $  385,042               $
BlackRock Cash Funds: Treasury              $  153,279           $  455,287               $

The fees and expenses of the Independent Trustees of MIP, counsel to the Independent Trustees of MIP, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Master Portfolios (collectively referred to as the "MIP Independent Expenses") are paid directly by the Master Portfolios. For the fiscal year ended December 31, 2006, BFA voluntarily agreed to cap the non-extraordinary expenses of the Master Portfolios at the rate at which the Master Portfolios paid advisory fees to BFA and, therefore, BFA provided an offsetting credit against the advisory fees paid by the Master Portfolios in an amount equal to the MIP Independent Expenses. For the period from January 1, 2007 to December 1, 2011, each of BTC and BFA, as applicable, has contractually undertaken to reimburse or provide an offsetting credit to each Master Portfolio for such MIP Independent Expenses.

For the fiscal years shown below, BFA provided an offsetting credit for MIP Independent Expenses, in the amounts shown, against advisory fees paid by the Master Portfolios in which the Funds invest:

                                        FISCAL YEAR ENDED    FISCAL YEAR ENDED    FISCAL YEAR ENDED
FUND                                        12/31/2007           12/31/2008          12/31/2009
-------------------------------------  -------------------  -------------------  ------------------
BlackRock Cash Funds: Prime                  $110,458             $142,232                $
BlackRock Cash Funds: Institutional          $ 54,913             $ 68,692                $
BlackRock Cash Funds: Government             $ 25,260             $ 14,818                $
BlackRock Cash Funds: Treasury               $ 25,470             $ 14,890                $

ADMINISTRATOR. The Trust has engaged BTC to provide certain administration services to the Funds. Pursuant to an Administration Agreement with the Trust, BTC provides as administration services, among other things: supervision of the administrative operation of the Trust and the Funds, provision of management reporting and treasury administration services, financial reporting, legal and tax services, and preparation of proxy statements and shareholder reports for the Funds. BTC also furnishes office space and certain facilities required for conducting the business of the Trust together with all other administrative services that are not being furnished by the Funds' Investment Adviser. BTC also pays the compensation of the Trust's Trustees who are not Independent Trustees and of officers and employees who are affiliated with the Trust. For providing such services, BTC is entitled to a monthly fee at an annual rate of 0.02% of each Fund's average daily net assets for the SL Agency Shares, 0.05% of each Fund's average daily net assets for the Aon Captives Shares and Institutional Shares, 0.07% of each Fund's average daily net assets for the Capital Shares, 0.10% of each Fund's average daily net assets for the Premium Shares, 0.15% of each Fund's average daily net assets for the Select Shares (0.13% pursuant to BTC's contractual agreement to waive a portion of its administration fees for the Select Shares from September 1, 2006 to December 1,
2011) and 0.38% of each Fund's average daily net assets for the Trust Shares. BTC has contracted with State Street to provide certain sub-administration services to the Funds. BTC, not the Funds, is responsible for providing compensation to State Street for such services.

In addition, BTC has agreed to bear all costs of the Funds' and the Trust's operations, including, in the case of each Fund's Aon Captives Shares and Institutional Shares, shareholder servicing fees of up to 0.05%, in the case of each Fund's Capital Shares, shareholder servicing fees of up to 0.07%, in the case of each Fund's Premium Shares, shareholder servicing fees of up to 0.10%, in the case of each Fund's Select Shares, shareholder servicing fees of up to 0.15%, and, in the case of each Fund's Trust Shares, shareholder servicing fees of up to 0.25% and processing fees of up to 0.13%, but not including brokerage expenses, advisory fees, distribution plan expenses, certain fees and expenses related to the Trust's Independent Trustees and their counsel, auditing fees, litigation expenses, taxes or other extraordinary expenses. The SL Agency Shares are not subject to shareholder servicing fees.

BTC is not entitled to compensation for providing administration services to a Master Portfolio for so long as BTC is entitled to compensation for providing administration services to the Fund that invests substantially all of its assets in the Master Portfolio, or BTC or an affiliate receives advisory fees from the Master Portfolio. Each Fund having multiple classes allocates all expenses of the Master Portfolio, including the Master Portfolio's advisory fee, to each share class in proportion to the aggregate net asset value of such class as compared to all classes of the Fund in accordance with the Fund's multi-class plan under Rule 18f-3 under the 1940 Act.

For the fiscal years shown below, the Funds paid the following administration fees to BTC, net of waivers and/or offsetting credits:

                                        FISCAL YEAR ENDED    FISCAL YEAR ENDED    FISCAL YEAR ENDED
FUND                                        12/31/2007           12/31/2008          12/31/2009
-------------------------------------  -------------------  -------------------  ------------------
BlackRock Cash Funds: Prime                 $5,744,756           $8,347,734               $
BlackRock Cash Funds: Institutional         $3,486,851           $3,284,691               $
BlackRock Cash Funds: Government            $  128,229           $  339,160               $
BlackRock Cash Funds: Treasury              $   60,324           $  137,759               $

For the fiscal years shown below, BTC waived the following administration fees with respect to the Funds:

                                        FISCAL YEAR ENDED    FISCAL YEAR ENDED    FISCAL YEAR ENDED
FUND                                        12/31/2007           12/31/2008          12/31/2009
-------------------------------------  -------------------  -------------------  ------------------
BlackRock Cash Funds: Prime                  $ 99,502             $262,311                $
BlackRock Cash Funds: Institutional          $975,803             $  9,735                $
BlackRock Cash Funds: Government             $  5,123             $ 71,481                $
BlackRock Cash Funds: Treasury               $ 37,194             $201,343                $

The fees and expenses of the Independent Trustees of the Trust, counsel to the Independent Trustees of the Trust, and the independent registered public accounting firm that provides audit and non-audit services in connection with the Funds (collectively referred to as the "Independent Expenses") are paid directly by the Funds. For the period from January 1, 2007 to December 1, 2011, each of BTC and BFA, as applicable, has contractually undertaken to reimburse or provide an offsetting credit to the Funds for such Independent Expenses.

For the fiscal years shown below, BTC provided an offsetting credit, in the amounts shown, against administration fees paid with respect to the Funds:

                                        FISCAL YEAR ENDED    FISCAL YEAR ENDED    FISCAL YEAR ENDED
FUND                                        12/31/2007           12/31/2008          12/31/2009
-------------------------------------  -------------------  -------------------  ------------------
BlackRock Cash Funds: Prime                  $103,690             $151,738                $
BlackRock Cash Funds: Institutional          $ 82,919             $ 60,278                $
BlackRock Cash Funds: Government             $ 18,099             $ 13,706                $
BlackRock Cash Funds: Treasury               $ 18,303                                     $

DISTRIBUTOR. SEI is the distributor for the Funds' shares. SEI is a registered broker-dealer located at One Freedom Valley Drive, Oaks, PA 19456. SEI is a provider of outsourced investment business solutions for fund administration and distribution, asset management and investment systems and processing.

SEI, as the principal underwriter of the Funds within the meaning of the 1940 Act, has entered into a distribution agreement (the "Distribution Agreement") with the Trust pursuant to which SEI has the responsibility for distributing Fund shares. The Distribution Agreement provides that SEI shall act as agent for the Funds for the sale of Fund shares, and may enter into sales support agreements with selling agents that wish to make available Fund shares to their respective customers ("Selling Agents"). BTC presently acts as a Selling Agent, but does not receive any fee from the Funds for such activities. In addition,

SEI provides certain compliance related, sales related and other services for the Funds pursuant to a Service Standards Agreement with BTC, and BTC compensates SEI for these services.

Pursuant to its Administration Agreement with the Trust, as described in the section entitled "Administrator," BTC pays shareholder servicing fees to certain Shareholder Servicing Agents in amounts not exceeding maximum fee rates approved by the Trust's Board of Trustees, for those shareholder servicing, sub-administration, recordkeeping, sub-transfer agency and processing services that the Shareholder Servicing Agents perform for their clients that would otherwise be performed by BTC or the Funds' other service providers. The SL Agency Shares are not subject to shareholder servicing fees.

For the fiscal years shown below, BTC paid shareholder servicing fees on behalf of the Funds in the following amounts:

                                        FISCAL YEAR ENDED    FISCAL YEAR ENDED    FISCAL YEAR ENDED
FUND                                        12/31/2007           12/31/2008          12/31/2009
-------------------------------------  -------------------  -------------------  ------------------
BlackRock Cash Funds: Prime                 $1,673,484           $2,934,363               $
BlackRock Cash Funds: Institutional         $1,614,028           $1,004,245               $
BlackRock Cash Funds: Government            $   88,618           $   71,378               $
BlackRock Cash Funds: Treasury              $   37,357           $   35,231               $

Payments to Shareholder Servicing Agents may create potential conflicts of interest between potential investors and a Shareholder Servicing Agent that determines which investment options it will service and/or make available to those investors.

CUSTODIAN. State Street has been retained to act as custodian for the Funds and the Master Portfolios and is located at 200 Clarendon Street, Boston, MA 02116. The custodian, among other things, maintains a custody account or accounts in the name of the Funds and the Master Portfolios; receives and delivers all assets for each Fund and each Master Portfolio upon purchase and upon sale or maturity, and collects and receives all income and other payments and distributions on account of the assets of the Funds and the Master Portfolios. State Street is not entitled to compensation for providing custody services to each Fund and each Master Portfolio pursuant to the Custody Agreement so long as it receives compensation from BTC for providing sub-administration services to the Trust, on behalf of the Funds.

TRANSFER AND DIVIDEND DISBURSING AGENT. State Street has also been retained to act as the transfer and dividend disbursing agent for the Funds and the Master Portfolios. For its services as transfer and dividend disbursing agent to the Funds and the Master Portfolios, State Street is paid fees based on the Funds' and the Master Portfolios' net assets. State Street is entitled to be reimbursed for out-of-pocket expenses or advances incurred by it in performing its obligations under the Transfer Agency Agreement. BTC has agreed to pay these fees and expenses pursuant to its Administration Agreement with the Trust. In addition, the Transfer Agency Agreement contemplates that State Street will be reimbursed for other expenses incurred by it at the request or with the written consent of the Funds, including, without limitation, any equipment or supplies that the Trust specifically orders or requires State Street to order.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. ________________________, serves as the independent registered public accounting firm for the Trust.

LEGAL COUNSEL. Sidley Austin LLP, located at 787 Seventh Avenue, New York, New York 10019, serves as legal counsel to the Trust, MIP and BFA.

Determination of Net Asset Value

The Master Portfolios use the amortized cost method to determine the value of their respective securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that the Funds would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that uses a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method results in a lower value of each Fund's portfolio on a particular day, a prospective investor in the Funds would be able to obtain a somewhat higher yield than would result from making an investment in the Funds using solely market values, and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

Rule 2a-7 provides that in order to value their portfolios using the amortized cost method, the Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of 397 calendar days (about 13 months) or less, and invest only in those high-quality securities that are determined by the Board of Trustees to present minimal credit risks. The maturity of an instrument is generally deemed to be the period remaining until the date when the principal amount thereof is due or the date on which the instrument is to be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable-rate and floating-rate instruments subject to demand features. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of each Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether a Fund's net asset value per share as determined by using available market quotations (or an appropriate substitute which reflects current market conditions) deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Board will take such corrective action as it regards as necessary and appropriate, such action may include redeeming shares in-kind, selling portfolio securities prior to maturity, reducing or withholding dividends, shortening the average portfolio maturity, reducing the number of outstanding shares without monetary consideration, and utilizing a net asset value per share as determined by using available market quotations.

Purchase, Redemption and Pricing of Shares

TERMS OF PURCHASE AND REDEMPTION. The Funds are generally open Monday through Friday and are closed on weekends and are generally closed on all other days that the Fedwire Funds Service (the "Fedwire") is closed or the primary markets for the Master Portfolios' portfolio securities (I.E., the bond markets) are closed. The BlackRock Cash Funds: Institutional and the BlackRock Cash Funds:
Prime do not intend to (but reserve the right to) close early on any day the Funds are open (a "Business Day") prior to a U.S. national holiday for the bond markets if the bond markets close early on such Business Day. The BlackRock Cash Funds: Government and the BlackRock Cash Funds: Treasury generally will close early on a Business Day prior to a U.S. national holiday for the bond markets if the bond markets close early (typically 2:00 p.m. Eastern time) on such Business Day. The holidays on which both the Fedwire and the primary markets for the Master Portfolios' portfolio securities are closed currently are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. Each Fund reserves the right to change the amount of the minimum investment and subsequent purchases in the Fund. An investor's investment in the Funds and/or other investment vehicles managed or maintained by BFA or its affiliates may be aggregated when determining whether an investor meets a minimum investment amount. The minimum initial investment amounts for the classes of the Funds may be reduced or waived by BFA. On any day a Fund closes early, purchase and redemption orders received after the Funds' closing time will be executed on the next business day. In addition, the Funds reserve the right to advance the time by which purchase and redemption orders must be received to be executed on the same business day as permitted by the SEC and applicable law.

IN-KIND PURCHASES. Payment for shares of the Funds may, at the discretion of BFA, be made in the form of securities that are permissible investments for the Funds and must meet the investment objectives, policies and limitations of the Funds as described in their Prospectuses. In connection with an in-kind securities payment, the Funds may require, among other things, that the securities (i) be valued on the day of purchase in accordance with the pricing methods used by the Funds or the Master Portfolios; (ii) are accompanied by satisfactory assurance that the Funds will have good and marketable title to such securities received by them; (iii) are not subject to any restrictions upon resale by the Funds; (iv) be in proper form for transfer to the Funds; and
(v) are accompanied by adequate information concerning the basis and other tax matters relating to the securities. All dividends, interest, subscription or other rights pertaining to such securities shall become the property of the Funds engaged in the in-kind purchase transaction and must be delivered to such Fund or Funds by the investor upon receipt from the issuer. Securities acquired through an in-kind purchase will be acquired for investment and not for immediate resale. A Fund immediately will transfer to its Master Portfolio any and all securities received by it in connection with an in-kind purchase transaction, in exchange for interests in such Master Portfolio. Shares purchased in exchange for securities generally cannot be redeemed until the transfer has settled.

SUSPENSION OF REDEMPTION RIGHTS OR PAYMENT OF REDEMPTION PROCEEDS. The Funds generally remit the proceeds from a sale the same Business Day after receiving a properly executed order to sell. Each Fund can delay payment for one Business Day. In addition, each Fund reserves the right to delay delivery of your redemption proceeds and to suspend your right of redemption for more than one Business Day under extraordinary circumstances. Generally, those extraordinary circumstances are when (i) the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (ii) trading on the NYSE is restricted; (iii) an emergency exists as a result of which disposal or valuation of a Fund's investment is not reasonably practicable; or (iv) for such other periods as the SEC by order may permit.

DECLARATION OF TRUST PROVISIONS REGARDING REDEMPTIONS AT OPTION OF TRUST. As provided in the Trust's Declaration of Trust, the Trustees may require shareholders to redeem shares for any reason under terms set by the Trustees, including, but not limited to, the failure of a shareholder to supply a taxpayer identification number if required to do so, or to have the minimum investment required, or to pay when due for the purchase of shares issued to him.

Portfolio Transactions

Since the Funds invest all of their assets in portfolios of MIP, set forth below is a description of the Master Portfolios' policies governing portfolio securities transactions.

GENERAL. Subject to policies established by the Board of Trustees, BFA is primarily responsible for the execution of a Master Portfolio's portfolio transactions and the allocation of brokerage. BFA does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Master Portfolio, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm's risk and skill in positioning blocks of securities. While BFA generally seeks reasonable trade execution costs, a Master Portfolio does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. The following disclosure provides some more detail regarding the Master Portfolio's practices regarding Portfolio Transactions. Depending on its investment objective, a Master Portfolio may not engage in some of the transactions described below.

BFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. BFA does not consider sales of shares of the mutual funds it advises as a factor in the selection of brokers or dealers to execute portfolio transactions for a Master Portfolio; however, whether or not a particular broker or dealer sells shares of the mutual funds advised by BFA neither qualifies nor disqualifies such broker or dealer to execute transactions for those mutual funds.

A Master Portfolio's purchase and sale orders for securities may be combined with those of other accounts that BFA manages or advises, and for which it has brokerage placement authority. If purchases or sales of portfolio securities of a Master Portfolio and one or more other accounts managed or advised by BFA are considered at or about the same time, transactions in such securities are allocated among the Master Portfolio and the other accounts in a manner deemed equitable to all by BFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as a Master Portfolio is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to a Master Portfolio.

Payments of commissions to brokers who are affiliated persons of the Master Portfolio with respect to the Fund (or affiliated persons of such persons), will be made in accordance with Rule 17e-1 under the 1940 Act.

Each Master Portfolio anticipates that its brokerage transactions involving foreign securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by a Master Portfolio in the form of depositary receipts, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in over-the-counter markets in the United States or Europe, as the case may be. American Depositary Receipts, like other securities traded in the United States, will be subject to negotiated commission rates. Because the shares of each Fund and interests of the Master Portfolios are redeemable on a daily basis in U.S. dollars, each Master Portfolio intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have a significant effect on a Master Portfolio's portfolio strategies.

Each Master Portfolio may invest in certain securities traded in the over-the-counter ("OTC") market and intends to deal directly with the dealers who make a market in the particular securities, except in those circumstances in which better prices and execution are available elsewhere. Under the 1940 Act, persons affiliated with a Master Portfolio and persons who are affiliated with such affiliated persons are prohibited from dealing with the Master Portfolio as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Master Portfolios will not deal with affiliated persons, including PNC and its affiliates, in connection with such transactions. However, an affiliated person of a Master Portfolio may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, a Master Portfolio may not purchase securities during the existence of any underwriting syndicate for such securities of which PNC is a member or in a private placement in which PNC serves as placement agent except pursuant to procedures approved by the Board that either comply with rules adopted by the SEC or with interpretations of the SEC staff.

OTC issues, including most fixed income securities such as corporate debt and U.S. Government securities, are normally traded on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. The Master Portfolios will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit.

Purchases of money market instruments by a Master Portfolio are made from dealers, underwriters and issuers. The Master Portfolios do not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer. Each Master Portfolio intends to purchase only securities with remaining maturities of 13 months or less as determined in accordance with the rules of the SEC and the policies or investment objectives of the Fund and Master Portfolio. As a result, the portfolio turnover rates of a Master Portfolio will be relatively high. However, because brokerage commissions will not normally be paid with respect to investments made by a money market fund, the turnover rates should not adversely affect the Master Portfolio's net asset values or net income.

A Master Portfolio will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BFA, PNC or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act. In no instance will portfolio securities be purchased from or sold to BFA, PNC or any affiliated person of the foregoing entities except as permitted by SEC exemptive order or by applicable law.

PORTFOLIO TURNOVER. Portfolio turnover may vary from year to year, as well as within a year. Because the portfolios of the Funds consist of securities with relatively short-term maturities, the Funds expect to experience high portfolio turnover. A high portfolio turnover rate should not adversely affect the Funds since portfolio transactions ordinarily will be made directly with principals on a net basis and, consequently, the Funds usually will not incur brokerage expenses or excessive transaction costs.

SECURITIES OF REGULAR BROKER-DEALERS. As of December 31, 2009, none of the Master Portfolios owned securities of their "regular brokers or dealers" (as defined in the 1940 Act) or their parents, except as disclosed below:

MASTER PORTFOLIO     REGULAR BROKER-DEALER OR PARENT    AMOUNT
------------------  ---------------------------------  -------
                                                          $

FREQUENT TRADING OF FUND SHARES. Frequent purchases and redemptions of mutual fund shares ("frequent trading") may have a detrimental effect on funds and their shareholders. Depending on various factors, such as the size of a fund's portfolio and the amount of assets maintained in cash, frequent trading may harm the performance of a fund by interfering with the implementation of its investment strategies and/or increasing transaction costs and taxes, and/or may dilute the value of fund shares held by long-term investors. Frequent trading may include activity that appears to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of a fund's portfolio securities after the close of the primary markets for those portfolio securities and the reflection of that change in the fund's net asset value ("market timing").

The Funds invest only in interests of the Master Portfolios, and the Boards of Trustees of the Trust and MIP have each considered the issues of frequent trading and market timing, including the fact that money market funds are a type of mutual fund that is designed to offer maximum liquidity. MIP's Board of Trustees has adopted a policy of not monitoring for possible market timing or any other frequent trading activity because of the investment objectives and strategies of the Master Portfolios. The Trust's Board of Trustees has not adopted a policy of monitoring for market timing or other frequent trading activity in the Funds in light of the nature of the Funds' investments in Master Portfolios, the policies of the Master Portfolios, and the historical nature of flows into and out of the Funds.

Distributions and Taxes

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Taxes." The Prospectuses generally describe the U.S. federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the U.S. Internal Revenue Code of 1986, as amended (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders who are U.S. persons, I.E., U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax and hold Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) plan accounts or individual retirement accounts ("IRAs")), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the U.S. federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the U.S. federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisers and financial planners as to the particular U.S. federal tax consequences to them of an investment in the Funds, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be treated, has qualified and intends to continue to qualify each year, as a "regulated investment company" under Subchapter M of the Code as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each Fund is a series of a trust. Furthermore, each Fund separately determines its income, gains, losses and expenses for U.S. federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly-traded partnership as defined in Section 851(h) of the Code. Pursuant to regulations that may be promulgated in the future, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a regulated investment company's principal business of investing in stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of each taxable year: (i) at least 50% of the value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of the Fund's total assets is invested in (A) the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer, (B) the securities (other than the securities of other regulated investment companies) of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (C) the securities of one or more qualified publicly-traded partnerships. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, each Fund generally must distribute to its shareholders an amount equal to or exceeding the sum of (i) 90% of its "investment company taxable income," as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid and
(ii) 90% of its net tax-exempt income earned in each taxable year. A Fund generally will not be subject to U.S. federal income tax on the investment company taxable income and "net capital gain" (I.E., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. However, if a Fund meets such distribution requirements, but chooses to retain some portion of its investment company taxable income or net capital gain, it generally will be subject to U.S. federal income tax at regular corporate rates on the amount retained. Although dividends generally will be treated as distributed when paid, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the calendar year in which it was declared. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate fund-level U.S. federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation.

If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements described above, the Fund would be taxed in the same manner as an ordinary U.S. corporation without any deduction for distributions to shareholders, and all distributions from the Fund's earnings and profits (including any distributions of net tax-exempt income and net capital gain) to its shareholders would also be taxable as ordinary income at the shareholder level. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to pay an interest charge and penalty to the IRS as well as distribute to its shareholders its earnings and profits attributable to non-regulated investment company years. In addition, if the Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

EXCISE TAX. A 4% non-deductible excise tax will be imposed on each Fund to the extent it fails to distribute during each calendar year (i) at least 98% of its ordinary income (excluding capital gains and losses) for the calendar year,
(ii) at least 98% of its net capital gain income (generally the excess of capital gains over capital losses as adjusted for ordinary losses) for the 12 month period ending on October 31, and (iii) all of its ordinary income and net capital gain income from previous years that was not distributed or subject to tax during such years. Each Fund intends to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

CAPITAL LOSS CARRY-FORWARDS. A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level U.S. federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such capital gains. The Funds cannot carry back or carry forward any net operating losses. As a money market fund, each Fund does not expect to have material capital loss carry-forwards, but no assurance can be given to this effect. As of December 31, 2009, the Funds had capital loss carry-forwards approximating the amount indicated for U.S. federal income tax purposes, expiring in the year indicated:

                                           EXPIRING
FUND                                      12/31/2016
---------------------------------------  -----------
  BlackRock Cash Funds: Prime                  $
  BlackRock Cash Funds: Institutional
  BlackRock Cash Funds: Government
  BlackRock Cash Funds: Treasury

INVESTMENT THROUGH THE MASTER PORTFOLIOS. The Funds seek to continue to qualify as regulated investment companies by investing their assets through the Master Portfolios. Each Master Portfolio is treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in a Master Portfolio, as disregarded from the Fund) for U.S. federal income tax purposes rather than as a regulated investment company or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership (or disregarded entity), a proportionate share of any interest, dividends, gains and losses of a Master Portfolio will be deemed to have been realized by (I.E., "passed-through" to) its investors, including the corresponding Fund, regardless of whether any amounts are actually distributed by the Master Portfolio. Each investor in a Master Portfolio will be taxable on such share, as determined in accordance with the governing instruments of the particular Master Portfolio, the Code and Treasury Regulations. Therefore, to the extent that a Master Portfolio were to accrue but not distribute any income or gains, the corresponding Fund would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the Master Portfolios will seek to minimize recognition by its investors (such as the Funds) of income and gains without a corresponding distribution. Furthermore, each Master Portfolio's assets, income and distributions will be managed in such a way that an investor in a Master Portfolio will be able to continue to qualify as a regulated investment company by investing its assets through the Master Portfolio.

TAXATION OF FUND INVESTMENTS. In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses are capital gains or losses. If the Fund has held the disposed securities for more than one year at the time of disposition, such gains and losses generally are treated as long-term capital gains or losses.

If a Fund purchases a debt obligation with original issue discount ("OID"), generally at a price less than its principal amount, such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for U.S. federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, usually at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales of securities held by a Fund which the Fund otherwise might have continued to hold.

If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund generally will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund's income. Under Treasury Regulations that may be promulgated in the future, any such transactions that are not directly related to a Fund's principal business of investing in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in Treasury Regulations that may be promulgated in the future. The character of the gain from constructive sales will depend upon a Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to a transaction if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year, the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed, and the Fund's risk of loss with respect to such position is not reduced at any time during such 60-day period.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant non-cash income, such non-cash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

TAXATION OF DISTRIBUTIONS. For U.S. federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated PRO RATA to distributions made throughout the entire year. All distributions paid out of a Fund's earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must generally be reported on each Fund shareholder's U.S. federal income tax return. Distributions in excess of a Fund's earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in the shareholder's Fund shares and any such amount in excess of that basis as capital gain from the sale of shares, as discussed below. A Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

In general, assuming that each Fund has sufficient earnings and profits, distributions from investment company taxable income are taxable as ordinary income. Since each Fund's income is derived from sources that do not pay "qualified dividend income," as defined in Section 1(h)(11)(B) of the Code, distributions from investment company taxable income of the Funds generally will not qualify for taxation at the maximum 15% U.S. federal income tax rate available to individuals on qualified dividend income.

Distributions designated by a Fund as a "capital gain dividend", if any, will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Each Fund will designate capital gains dividends, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of a Fund's taxable year. Normally the Funds do not expect to realize or distribute a significant amount of long-term capital gains (if any).

Distributions from each Fund paid to corporate shareholders are not expected to qualify for the dividends-received deductions generally available to corporate taxpayers. The U.S. federal income tax status of all distributions will be reported to shareholders annually.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in Ginnie Mae or Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

SALES OF FUND SHARES. Redemptions generally are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax adviser with reference to their individual circumstances to determine whether any particular transaction in Fund shares is properly treated as a sale for tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transaction. In general, if Fund shares are sold, a shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder's adjusted tax basis in the shares. As long as the Funds maintain a constant net asset value of $1.00 per share, generally no gain or loss should be recognized upon the sale of Fund shares. If a shareholder recognizes gain or loss on the sale of Fund shares, this gain or loss will be long-term capital gain or loss if the shareholder has held such Fund shares for more than one year at the time of the sale. If a shareholder receives a capital gain dividend with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain dividend. Losses on redemptions or other dispositions of shares may be disallowed under "wash sale" rules in the event of other investments in the same Fund (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss generally would be included in the U.S. federal tax basis of the shares acquired in the other investments.

FOREIGN TAXES. Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year were to consist of securities of non-U.S. corporations, the Fund would be eligible to file an annual election with the IRS pursuant to which the Fund could pass-through to its shareholders on a PRO RATA basis foreign income and similar taxes paid by the Fund, which could be claimed, subject to certain limitations, either as a tax credit or deduction by shareholders. However, none of the Funds expects to qualify for this election.

FEDERAL INCOME TAX RATES. As of the date of this SAI, the maximum stated individual U.S. federal income tax rate applicable to (i) ordinary income generally is 35%; (ii) capital gain dividends is 15%; and (iii) long-term capital gains generally is 15%. An individual shareholder also should be aware that the benefits of the favorable tax rates applicable to capital gain dividends and long-term capital gains may be impacted by the application of the alternative minimum tax. Under current law, the maximum 35% U.S. federal income tax rate on ordinary income and the maximum 15% U.S. federal income tax rate on capital gain dividends and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

The current maximum stated corporate U.S. federal income tax rate applicable to ordinary income, capital gain dividends, and long-term capital gains generally is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

BACK-UP WITHHOLDING. The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% ("back-up withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies under penalties of perjury that the shareholder's social security or other "taxpayer identification number" ("TIN") provided is correct and that the shareholder is not subject to back-up withholding, or the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is subject to back-up withholding. This tax is not an additional U.S. federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of back-up withholding is set to increase for taxable years beginning after December 31, 2010.

TAX-DEFERRED PLANS. Shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, Simplified Employee Pension Plans, Savings Incentive Match Plans for Employees, Roth IRAs, and Coverdell Education Savings Accounts. Prospective investors should contact their tax advisers and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account.

FOREIGN SHAREHOLDERS. With respect to taxable years of a Fund beginning before January 1, 2010, certain distributions, if designated by a Fund as "interest-related dividends," that are generally attributable to the Fund's net interest income earned on certain debt obligations paid to a non-resident alien individual, foreign trust (I.E., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (I.E., the income of which is not subject to U.S. tax regardless of source) or a foreign corporation (each, a "foreign shareholder") generally will be exempt from U.S. federal income tax withholding tax, provided the Fund obtains a properly completed and signed certificate of foreign status from such foreign shareholder ("exempt foreign shareholder"). If applicable, each Fund may choose to designate any interest-related dividends in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year. All other distributions made to exempt foreign shareholders attributable to net investment income, such as dividends received by a Fund, generally will be subject to non-refundable U.S. federal income tax withholding at a 30% rate (or a lower rate if so provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, U.S. federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder's capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning before January 1, 2010, "short-term capital gain distributions" (defined below) are not subject to U.S. federal income tax withholding, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or
(iii) with respect to taxable years of a Fund beginning before January 1, 2010, such gains or distributions are attributable to gain from the sale or exchange of a U.S. real property interest. If such gains or distributions are "effectively connected" with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the tax, reporting and withholding requirements applicable to U.S. persons generally apply. If such gains or distributions are not "effectively connected" for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income withholding tax at a 30% rate (or a lower rate if so provided under an applicable income tax treaty). Gains or distributions attributable to gain from sales or exchanges of U.S. real property interests are taxed to a foreign shareholder as if that gain were "effectively connected" with the shareholder's conduct of a U.S. trade or business, and therefore such gains or distributions may be required to be reported by a foreign shareholder on a U.S. federal income tax return. Such gains or distributions also will be subject to U.S. federal income tax at the rates applicable to U.S. holders and/or may be subject to U.S. federal income tax withholding. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund's distributions may be attributable to gain from the sale or exchange of U.S. real property interests. Foreign shareholders should contact their tax advisers and financial planners regarding the tax consequences to them of such distributions. "Short-term capital gain distributions" are certain distributions that a Fund may choose to designate as such in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year generally attributable to the Fund's net short-term capital gain.

If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the United States at the time of the shareholder's death, Fund shares will be deemed to be property situated in the United States and will be subject to U.S. federal estate taxes (at current graduated rates of 18% to 45% of the total value, less allowable deductions and credits). With respect to estates of decedents dying before January 1, 2010, if a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the United States at the time of the shareholder's death, Fund shares are not deemed to be property situated in the United States in the proportion that, at the end of the quarter of the Fund's taxable year immediately preceding the shareholder's date of death, the assets of the Fund that are "qualifying assets" (I.E., bank deposits, debt obligations or property not within the United States) with respect to the decedent bear to the total assets of the Fund. In general, no U.S. federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under U.S. federal income tax laws and the 1972 Convention.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

Capital Stock

As of the date of this SAI, the beneficial interests in the Trust are divided into transferable shares of 11 separate and distinct series authorized and established by the Board of Trustees. The number of shares of each series, and class thereof, is unlimited and each share has no par value. The Board of Trustees may, in the future, authorize the issuance of other series representing shares of additional investment portfolios or funds. Except to the extent the 1940 Act expressly grants to shareholders the power to vote on such termination(s), the Trust, or any series (or class) thereof, may be terminated at any time by the Trustees with written notice to the shareholders.

Although the Trust is not required to hold regular annual shareholder meetings, occasional annual or special meetings may be required for purposes such as electing and removing Trustees, approving advisory contracts, and changing a Fund's fundamental investment policies.

VOTING. All shares of the Trust have equal voting rights and will be voted separately by individual series, except: (i) when required by the 1940 Act, shares will be voted in the aggregate and not by individual series; and (ii) when the Trustees have determined that the matter affects the interests of more than one series, then the shareholders of all such affected series will be entitled to vote thereon in the aggregate and not by individual series. The Trustees also may determine that a matter affects only the interests of one or more classes of a series, in which case any such matter will be voted on separately by such class or classes. For example, a change in a Fund's fundamental investment policy would be voted upon only by shareholders of that Fund. Additionally, approval of a Master Portfolio's Advisory Contract is a matter to be determined separately by each Master Portfolio. Approval by the shareholders of a Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios. As used in the Prospectuses of each Fund and in this SAI, the term "1940 Act majority," when referring to approvals to be obtained from shareholders of a Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

Each share will entitle the holder thereof to one vote for each dollar (and each fractional dollar thereof) of NAV (number of shares owned times NAV per share) of shares outstanding in such holder's name on the books of the Trust. There shall be no cumulative voting in the election of Trustees. For additional voting information and a discussion of the possible effects of changes to a Master Portfolio's investment objective or policies on a Fund, as an interestholder in the Master Portfolio, or the Fund's shareholders, see "Description of the Funds and their Investments and Risks - Master/Feeder Structure."

The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act. However, the Trust will hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Trustee or Trustees if requested in writing by the holders of at least 10% of the Trust's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

DIVIDENDS AND DISTRIBUTIONS. Each share of a Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine. Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

MASTER PORTFOLIOS. MIP is an open-end, series management investment company organized as a Delaware statutory trust on October 20, 1993. MIP's Declaration of Trust provides that obligations of MIP are not binding upon its Trustees individually but only upon the property of MIP and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Trustee's office.

The interests in each Master Portfolio of MIP have voting and other rights generally corresponding to those rights enumerated above for shares of the Funds. MIP also intends to dispense with annual meetings, but is required by
Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under the circumstances described above with respect to the Trust. Whenever a Fund is requested to vote on a matter with respect to its Master Portfolio, the Fund will follow its voting procedures, as described in "Voting."

Additional Information on the Funds

The Trust provides annual and semi-annual reports to all shareholders. The annual reports contain audited financial statements and other information about the Funds, including additional information on performance. Shareholders may obtain a copy of the Trust's most recent annual or semi-annual reports without charge by calling 1-800-768-2836 (toll-free).

The registration statement, including the Prospectuses, this SAI and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in the Prospectuses or this SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

No person has been authorized to give any information or to make any representations other than those contained in the Prospectuses, this SAI and in the Trust's official sales literature in connection with the offer of the Trust's shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Trust. This SAI does not constitute an offer in any state in which, or to any person to whom, such offering may not lawfully be made.

Financial Statements

The audited financial statements, including the schedule of investments, financial highlights and independent registered public accounting firm's reports for the fiscal year ended December 31, 2009 for each Fund and related Master Portfolio are hereby incorporated by reference to the Trust's annual report, as filed with the SEC on ________. The audited financial statements are attached to all SAIs delivered to shareholders or prospective shareholders.

MF-SAI-_____

                               BLACKROCK FUNDS III
                          FILE NOS. 33-54126; 811-07332

                                     PART C

                                OTHER INFORMATION

                                                                AMENDMENT NO. 84

ITEM 28. EXHIBITS

EXHIBIT                                 DESCRIPTION
-------                                 -----------

   (a) Amended and Restated Agreement and Declaration of Trust, dated November 17, 2006, is incorporated herein by reference to BlackRock Funds III's/1/ (the "Funds" or "Registrant") Post-Effective Amendment No. 59, filed April 30, 2007 ("PEA No. 59").

  (a)(1) Amendment No. 1, dated December 11, 2007, to the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 62, filed December 27, 2007.

  (a)(2) Amendment No. 2, dated November 13, 2009, to the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 81, filed December 29, 2009 ("PEA No. 81").

   (b) Amended and Restated By-Laws, dated November 17, 2006, are incorporated herein by reference to PEA No. 59.

  (c)(1) Article VII of the Amended and Restated Agreement and Declaration of Trust is incorporated herein by reference to Exhibit (a)(1) to PEA No. 59.

  (c)(2) Article IV of the Amended and Restated By-Laws is incorporated herein by reference to Exhibit (b)(1) to PEA No. 59.

   (d)      Not applicable.

  (e)(1) Distribution Agreement between Registrant and SEI Investments Distribution Co. ("SEI") on behalf of the Funds, dated March 31, 2003, is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 42, filed May 1, 2003.

  (e)(2) Amended Schedule I, dated September 3, 2009, to the Distribution Agreement between Registrant and SEI is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 78, filed October 30, 2009 ("PEA No. 78").

   (f)      Not applicable.

  (g)(1) Custody Agreement between Registrant and Investors Bank & Trust Company ("IBT")/2/ on behalf of the Funds, dated October 21, 1996, is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 22, filed July 30, 1999 ("PEA No. 22").

  (g)(2) Amendment to Custody Agreement, effective September 1, 2004, between Registrant and IBT/2/ is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 57, filed March 2, 2006 ("PEA No. 57").

  (g)(3) Amendment to Custody Agreement, effective January 1, 2006, between Registrant and IBT/2/ is incorporated herein by reference to PEA No. 59.

  (g)(4) Amended Schedule A, dated March 26, 2008, to Custody Agreement between Registrant and IBT/2/ is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 66, filed April 29, 2008 ("PEA No. 66").

----------
/1/ Prior to December 1, 2009, BlackRock Funds III was known as Barclays Global Investors Funds.
/2/ On July 2, 2007, State Street Corporation acquired Investors Financial Services Corporation, the parent company of IBT which provides sub-administrative, custodial and transfer agency services for the Funds.

  (h)(1) Transfer Agency and Service Agreement between Registrant and IBT/2/ on behalf of the Funds, dated February 27, 1998, is incorporated herein by reference to PEA No. 22.

  (h)(2) Amendment to Transfer Agency and Service Agreement, effective June 1, 2001, between Registrant and IBT/2/ is incorporated herein by reference to PEA No. 57.

  (h)(3) Amendment to Transfer Agency and Service Agreement, effective September 1, 2004, between Registrant and IBT/2/ is incorporated herein by reference to PEA No. 57.

  (h)(4) Amendment to Transfer Agency and Service Agreement, dated July 8, 2005, between Registrant and IBT/2/ is incorporated herein by reference to PEA No. 57.

  (h)(5) Amendment to Transfer Agency and Service Agreement, effective January 1, 2006, between Registrant and IBT/2/ is incorporated herein by reference to PEA No. 59.

  (h)(6) Appendix A, dated March 26, 2008, to Transfer Agency and Service Agreement between Registrant and IBT/2/ is incorporated herein by reference to PEA No. 66.

(h)(7)(A) Amended and Restated Shareholder Servicing Plan, with respect to only the Funds and their relevant classes as listed in Schedule 1 thereto, dated March 26, 2008, is incorporated herein by reference to exhibit (h)(7) of PEA No. 66.

(h)(7)(B) Shareholder Servicing Plan, with respect to only the Funds and their relevant classes as listed in Schedule 1 thereto, is filed herein.

  (h)(8) Amended and Restated Shareholder Servicing and Processing Plan is filed herein.

(h)(9)(A) Administration Agreement between Registrant and BlackRock Institutional Trust Company, N.A. ("BTC")/3/, to be filed by amendment.

(h)(9)(B) Appendix A, to the Administration Agreement between the Registrant and BTC to be filed by amendment.

(h)(9)(C) Appendix B, to the Administration Agreement between the Registrant and BTC to be filed by amendment.

 (h)(10) Master Administration Fee Waiver Agreement between Registrant and BTC, dated September 1, 2006, is incorporated herein by reference to PEA No. 59.

 (h)(11) Schedule A, dated November 13, 2009, to the Master Administration Fee Waiver Agreement between Registrant and BTC is incorporated herein by reference to PEA No. 81.

 (h)(12) Sub-Administration Agreement among Registrant, BTC, and IBT/2/ on behalf of the Funds, dated October 21, 1996, is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 14, filed June 30, 1997.

 (h)(13) Amendment to Sub-Administration Agreement, effective December 31, 2002, among Registrant, BTC and IBT/2/ is incorporated herein by reference to PEA No. 57.

 (h)(14) Amendment to Sub-Administration Agreement, effective September 1, 2004, among Registrant, BTC and IBT/2/ is incorporated herein by reference to PEA No. 58.

 (h)(15) Amendment to Sub-Administration Agreement, effective January 1, 2006, among Registrant, BTC and IBT/2/ is incorporated herein by reference to PEA No. 59.

----------
/3/  Prior to December 1, 2009, BTC was known as Barclays Global Investors, N.A.

 (h)(16) Amendment to Sub-Administration Agreement, effective January 1, 2007, among Registrant, BTC and IBT/2/ is incorporated herein by reference to PEA No. 59.

 (h)(17) Revised Master Fee Schedule, dated January 1, 2006, to each of the Sub-Administration, Custody and Transfer Agency and Service Agreements between Registrant and IBT/2/ is incorporated herein by reference to PEA No. 59.

 (h)(18) Service Agreement between Registrant and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") on behalf of the Funds, dated December 31, 1997, is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 15, filed June 30, 1998 ("PEA No. 15").

 (h)(19) Financial Services Agreement between Registrant and Merrill Lynch on behalf of the Funds, dated December 31, 1997, is incorporated herein by reference to PEA No. 15.

 (h)(20) License Agreement, dated January 1, 2003, between Standard & Poor's and BTC is incorporated herein by reference to PEA No. 57.

 (h)(21) Amended and Restated Securities Lending Agency Agreement between Registrant and BTC, dated November 2, 2009, is incorporated herein by reference to PEA No. 81.

 (h)(22) Schedule A, dated November 2, 2009, to the Amended and Restated Securities Lending Agency Agreement between Registrant and BTC is incorporated herein by reference to PEA No. 81.

 (h)(23) Exhibit A, dated November 2, 2009, to the Amended and Restated Securities Lending Agency Agreement between Registrant and BTC is incorporated herein by reference to PEA No. 81.

 (h)(24) Independent Expense Reimbursement Agreement among Registrant, Master Investment Portfolio ("MIP"), BTC and BlackRock Fund Advisors/4/ ("BFA"), dated November 13, 2009, is incorporated herein by reference to PEA No. 81.

 (h)(25) Form of Bank Agency Agreement between Registrant and SEI is incorporated herein by reference to PEA No. 59.

 (h)(26) Schedule I, dated March 26, 2008, to the Form of Bank Agency Agreement between Registrant and SEI is incorporated herein by reference to PEA No. 66.

 (h)(27) Form of Sub-Distribution Agreement between Registrant and SEI is incorporated herein by reference to PEA No. 59.

 (h)(28) Schedule I, dated March 26, 2008, to the Form of Sub-Distribution Agreement between Registrant and SEI is incorporated herein by reference to PEA No. 66.

   (i) Opinion and Consent of Counsel (Sidley Austin LLP) to be filed by amendment.

   (j) Consent of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP) to be filed by amendment.

   (k)      Not applicable.

   (l)      Not applicable.

   (m)      Distribution Planis filed herein.

  (n)(1) Amended and Restated Rule 18f-3 Multi-Class Plan, to be filed by amendment.

----------
/4/  Prior to December 1, 2009, BFA was known as Barclays Global Fund Advisors.

  (p)(1) Registrant Code of Ethics is incorporated herein by reference to PEA No. 81.

  (p)(2) Code of Ethics of SEI, dated January 2004, is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 56, filed April 29, 2005.

   (q) Powers of Attorney for Henry Gabbay, David O. Beim, Ronald W. Forbes, Dr. Matina S. Horner, Rodney D. Johnson, Cynthia A. Montgomery, Joseph P. Platt, Jr., Robert C. Robb, Jr., Toby Rosenblatt, Kenneth L. Urish, Herbert I. London, Richard S. Davis and Frederick W. Winter are filed herein.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The chart below identifies persons who, as of November 30, 2009, are controlled by or who are under common control with the Registrant. For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Each of the companies listed below is organized under the laws of the State of Delaware.

                                      PERSON CONTROLLED BY OR UNDER COMMON CONTROL   PERCENTAGE OF VOTING
          FUND OR FUND CLASS                      WITH THE REGISTRANT                     SECURITIES
          ------------------          --------------------------------------------   --------------------
     BlackRock Bond Index Fund                Bond Index Master Portfolio                   100%
                                                   400 Howard Street
                                                San Francisco, CA 94105

  LifePath(R) Retirement Portfolio          LifePath Retirement Master Portfolio             50%
                                                   400 Howard Street
                                                San Francisco, CA 94105

     LifePath 2020 Portfolio(R)                LifePath 2020 Master Portfolio
                                                   400 Howard Street                         53%
                                                San Francisco, CA 94105

     LifePath 2030 Portfolio(R)                LifePath 2030 Master Portfolio
                                                   400 Howard Street                         51%
                                                San Francisco, CA 94105

     LifePath 2040 Portfolio(R)                LifePath 2040 Master Portfolio                52%
                                                   400 Howard Street
                                                San Francisco, CA 94105

     LifePath(R) 2050 Portfolio                LifePath 2050 Master Portfolio                41%
                                                   400 Howard Street
                                                San Francisco, CA 94105

  BlackRock Cash Funds: Government      Government Money Market Master Portfolio
                                                   400 Howard Street                        100%
                                                San Francisco, CA 94105

BlackRock Cash Funds: Institutional          Money Market Master Portfolio
                                                   400 Howard Street                         97%
                                                San Francisco, CA 94105

    BlackRock Cash Funds: Prime           Prime Money Market Master Portfolio                96%
                                                   400 Howard Street
                                                San Francisco, CA 94105

   BlackRock Cash Funds: Treasury        Treasury Money Market Master Portfolio
                                                   400 Howard Street                         97%
                                                San Francisco, CA 94105

ITEM 30. INDEMNIFICATION.

     Section 10.02 of the Registrant's Amended and Restated Agreement and Declaration of Trust provides:

          (a) Subject to the exceptions and limitations contained in paragraph
     (b) below: (i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit, or proceeding in which he or she becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof; and (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits, or proceedings (civil, criminal, or other, including appeals), actual or threatened, while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorney's fees, costs, judgments, amounts paid in settlement, fines, penalties, and other liabilities.

          (b) No indemnification shall be provided hereunder to a Covered
     Person: (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office:
     (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who neither are Interested Persons of the Trust nor are parties to the matter based upon a review of readily-available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily-available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder, by appropriate legal proceedings, may challenge any such determination by the Trustees or by independent counsel.

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors, and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

          (d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be repaid by such Covered Person to the Trust or Series if it ultimately is determined that he or she is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided a surety bond or some other appropriate security for such undertaking; (ii) the Trust or Series thereof is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily-available facts (as opposed to a trial-type inquiry or full investigation), that there is a reason to believe that such Covered Person will be entitled to indemnification under this Section
     10.02. In connection with any determination pursuant to clause (iii) of the preceding sentence, any Covered Person who is a Trustee and is not an Interested Person of the Trust and any Covered Person who has been a Trustee and at such time was not an Interested Person of the Trust shall be entitled to a rebuttable presumption that he or she has not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     The Funds currently do not retain an investment adviser. The Master Investment Portfolio ("MIP"), in which a given Fund invests, is advised by BlackRock Fund Advisors, a wholly-owned subsidiary of BlackRock Institutional Trust Company, N.A., located at 400 Howard Street, San Francisco, California 94105. BFA's business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

     The information required by this Item 31 about officers and directors of BFA, together with information as to any other business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedule A and D of Form ADV, filed by BFA pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-22609).

ITEM 32. PRINCIPAL UNDERWRITERS.

(a) Registrant's distributor, SEI, acts as a principal underwriter, distributor or investment adviser for each of the following investment companies (other than the Registrant):

SEI Daily Income Trust

SEI Liquid Asset Trust
SEI Tax Exempt Trust
SEI Institutional Managed Trust
SEI Institutional International Trust
The Advisors' Inner Circle Fund
The Advisors' Inner Circle Fund II
Bishop Street Funds
SEI Asset Allocation Trust
SEI Institutional Investments Trust
Oak Associates Funds
CNI Charter Funds
iShares, Inc.
iShares Trust
Optique Funds, Inc.
Causeway Capital Management Trust
SEI Opportunity Fund, LP
The Arbitrage Funds
The Turner Funds
ProShares Trust
Community Reinvestment Act Qualified Investment Fund
SEI Alpha Strategy Portfolios, LP
TD Asset Management USA Funds
SEI Structured Credit Fund, LP
Wilshire Mutual Funds, Inc.
Wilshire Variable Insurance Trust
Forward Funds
Global X Funds
Faith Shares Trust
Schwab Strategic Trust

SEI provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Set forth below is information with respect to each director, officer or partner of each principal underwriter named in Item 20 of Part B. The business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

                     Position and Office                        Positions and Offices
Name                 with Distributor                             with Registrant
----                 -------------------                        ---------------------
William M. Doran     Director                                           --

Edward D. Loughlin   Director                                           --

Wayne M. Withrow     Director                                           --

Kevin Barr           President & Chief Executive Officer                --

Maxine Chou          Chief Financial Officer, Chief
                     Operations Officer & Treasurer                     --

John Munch           General Counsel & Secretary                        --

Karen LaTourette     Chief Compliance Officer, Anti-Money
                     Laundering Officer & Assistant Secretary           --

Mark J. Held         Senior Vice President                              --

Lori L. White        Vice President & Assistant Secretary               --

Robert Silvestri     Vice President                                     --

John Coary           Vice President & Assistant Secretary               --

John Cronin          Vice President                                     --

(c)  Not applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.

     (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the 1940 Act and the rules thereunder (collectively, "Records") at the offices of State Street Bank and Trust Company ("State Street"), 200 Clarendon Street, Boston, Massachusetts 02116.

     (b) BFA and BTC maintain all Records relating to their services as adviser and administrator, respectively, to the MIP Master Portfolios at 400 Howard Street, San Francisco, California 94105.

     (c) SEI maintains all Records relating to its services as distributor at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

     (d) State Street maintains all Records relating to its services as sub-administrator, transfer agent and custodian at 200 Clarendon Street, Boston, Massachusetts 02116.

ITEM 34. MANAGEMENT SERVICES.

     Other than as set forth under the caption "Management" in the Statements of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

ITEM 35. UNDERTAKINGS.

     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the 1940 Act, BlackRock Funds III (the "Registrant") certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act and duly caused this Post-Effective Amendment No. 84 to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, thereto duly authorized, in the City of New York, State of New York on the 1st day of March 2010.

                                        BLACKROCK FUNDS III


                                        By /s/ Anne F. Ackerley
                                           -------------------------------------
                                           Anne F. Ackerley
                                           President and Chief Executive Officer
                                           (Chief Executive Officer)

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 84 to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated:

Signature                               Title                                   Date
---------                               -----                                   ----
/s/ Anne F. Ackerley                    President and Chief Executive Officer   March 1, 2010
-------------------------------------   (Chief Executive Officer)
Anne F. Ackerley


/s/ Neal J. Andrews                     Chief Financial Officer                 March 1, 2010
-------------------------------------
Neal J. Andrews


Richard S. Davis*                       Trustee                                 March 1, 2010
-------------------------------------
Richard S. Davis


Henry Gabbay*                           Trustee                                 March 1, 2010
-------------------------------------
Henry Gabbay


David O. Beim*                          Trustee                                 March 1, 2010
-------------------------------------
David O. Beim


Ronald W. Forbes*                       Trustee                                 March 1, 2010
-------------------------------------
Ronald W. Forbes


Dr. Matina S. Horner*                   Trustee                                 March 1, 2010
-------------------------------------
Dr. Matina S. Horner


Rodney D. Johnson*                      Trustee                                 March 1, 2010
-------------------------------------
Rodney D. Johnson


Herbert I. London*                      Trustee                                 March 1, 2010
-------------------------------------
Herbert I. London


Cynthia A. Montgomery*                  Trustee                                 March 1, 2010
-------------------------------------
Cynthia A. Montgomery


Joseph P. Platt, Jr.*                   Trustee                                 March 1, 2010
------------------------------------
Joseph P. Platt, Jr.


Robert C. Robb, Jr.*                    Trustee                                 March 1, 2010
-------------------------------------
Robert C. Robb, Jr.



Toby Rosenblatt*                        Trustee                                 March 1, 2010
-------------------------------------
Toby Rosenblatt


Kenneth L. Urish*                       Trustee                                 March 1, 2010
-------------------------------------
Kenneth L. Urish


Frederick W. Winter*                    Trustee                                 March 1, 2010
-------------------------------------
Frederick W. Winter


*By: /s/ Edward B. Baer                                                         March 1, 2010
     --------------------------------
     Edward B. Baer
     (Attorney-in-Fact)

----------
* As Attorney-in-Fact pursuant to the power of attorney, dated December 3, 2009, as filed herein.

                                   SIGNATURES

This Registration Statement on Form N-1A of BlackRock Funds III (the "Registrant") contains certain disclosures regarding series of the Master Investment Portfolio (the "Trust"). The Trust has, subject to the next sentence, duly caused this Registration Statement on Form N-1A of the Registrant to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on March 1, 2010. The Trust is executing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

                                        MASTER INVESTMENT PORTFOLIO


                                        By /s/ Anne F. Ackerley
                                           -------------------------------------
                                           Anne F. Ackerley
                                           President and Chief Executive Officer
                                           (Chief Executive Officer)

This Registration Statement on Form N-1A of the Registrant has been signed below by the following persons, solely in the capacities indicated and subject to the next sentence on March 1, 2010. Each of the following persons is signing this Registration Statement only in respect of the disclosures contained herein specifically describing the Trust and hereby disclaims any responsibility or liability as to any other disclosures in this Registration Statement.

Signature                               Title                                   Date
---------                               -----                                   ----
/s/ Anne F. Ackerley                    President and Chief Executive Officer   March 1, 2010
-------------------------------------   (Chief Executive Officer)
Anne F. Ackerley


/s/ Neal J. Andrews                     Chief Financial Officer                 March 1, 2010
-------------------------------------
Neal J. Andrews


Richard S. Davis*                       Trustee                                 March 1, 2010
-------------------------------------
Richard S. Davis


Henry Gabbay*                           Trustee                                 March 1, 2010
-------------------------------------
Henry Gabbay


David O. Beim*                          Trustee                                 March 1, 2010
-------------------------------------
David O. Beim


Ronald W. Forbes*                       Trustee                                 March 1, 2010
-------------------------------------
Ronald W. Forbes


Dr. Matina S. Horner*                   Trustee                                 March 1, 2010
-------------------------------------
Dr. Matina S. Horner


Rodney D. Johnson*                      Trustee                                 March 1, 2010
-------------------------------------
Rodney D. Johnson


Herbert I. London*                      Trustee                                 March 1, 2010
-------------------------------------
Herbert I. London


Cynthia A. Montgomery*                  Trustee                                 March 1, 2010
-------------------------------------
Cynthia A. Montgomery


Joseph P. Platt, Jr.*                   Trustee                                 March 1, 2010
------------------------------------
Joseph P. Platt, Jr.


Robert C. Robb, Jr.*                    Trustee                                 March 1, 2010
-------------------------------------
Robert C. Robb, Jr.


Toby Rosenblatt*                        Trustee                                 March 1, 2010
-------------------------------------
Toby Rosenblatt


Kenneth L. Urish*                       Trustee                                 March 1, 2010
-------------------------------------
Kenneth L. Urish


Frederick W. Winter*                    Trustee                                 March 1, 2010
-------------------------------------
Frederick W. Winter


*By: /s/ Edward B. Baer                                                         March 1, 2010
     --------------------------------
     Edward B. Baer
     (Attorney-in-Fact)

----------
* As Attorney-in-Fact pursuant to the power of attorney, dated December 3, 2009, as filed herein.

EXHIBIT INDEX
-------------
  (h)(7)(B)     Shareholder Servicing Plan

  (h)(8)        Amended and Restated Shareholder Servicing and Processing Plan

  (m)(1)        Distribution Plan

  (q)           Powers of Attorney for Henry Gabbay, David O. Beim, Ronald W.
                Forbes, Dr. Matina S. Horner, Rodney D. Johnson, Cynthia A. Montgomery, Joseph P. Platt, Jr., Robert C. Robb, Jr., Toby Rosenblatt, Kenneth L. Urish, Herbert I. London, Richard S. Davis and Frederick W. Winter.